                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / /

   Pre-Effective Amendment No. ______                        / /

   Post-Effective Amendment No. 2    (File No.333-139760)    /x/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 52   (File No. 811-07195)                   /X/

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

  829 Ameriprise Financial Center, Minneapolis, MN                     55474
(Address of Depositor's Principal Executive Offices)                (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-2237

   Elisabeth A. Dahl, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

PROSPECTUS


MAY 1, 2008


RIVERSOURCE(R)

SIGNATURE SELECT VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY



ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)



             829 Ameriprise Financial Center

             Minneapolis, MN 55474
             Telephone: (800) 333-3437

             (Corporate Office)


             RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)

American Century(R) Variable Portfolios, Inc., Class II

Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)

Fidelity(R) Variable Insurance Products Service Class 2


Goldman Sachs Variable Insurance Trust (VIT)

Janus Aspen Trust: Service Shares

Legg Mason Variable Portfolios I, Inc.


MFS(R) Variable Insurance Trust(SM) - Service Class

Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)

Putnam Variable Trust - Class IB Shares


RiverSource Variable Series Trust (RVST) formerly known as   RiverSource(R)
Variable Portfolio Funds

The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares

Wanger Advisors Trust Trust (FTVIPT) - Class 2


Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   1

RiverSource Life offers other variable annuity contracts in addition to the contract described in this prospectus. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS.......................................   3
THE CONTRACT IN BRIEF...........................   5
EXPENSE SUMMARY.................................   7
CONDENSED FINANCIAL INFORMATION.................  13
FINANCIAL STATEMENTS............................  13
THE VARIABLE ACCOUNT AND THE FUNDS..............  13
GUARANTEE PERIOD ACCOUNTS (GPAS)................  34
THE FIXED ACCOUNT...............................  36
BUYING YOUR CONTRACT............................  37
CHARGES.........................................  39
VALUING YOUR INVESTMENT.........................  45
MAKING THE MOST OF YOUR CONTRACT................  47
WITHDRAWALS.....................................  56
TSA -- SPECIAL PROVISIONS.......................  56
CHANGING OWNERSHIP..............................  57
BENEFITS IN CASE OF DEATH.......................  57
OPTIONAL BENEFITS...............................  60
THE ANNUITY PAYOUT PERIOD.......................  76
TAXES...........................................  78
VOTING RIGHTS...................................  81
SUBSTITUTION OF INVESTMENTS.....................  81
ABOUT THE SERVICE PROVIDERS.....................  82
ADDITIONAL INFORMATION..........................  83
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.........................  85
APPENDIX A: EXAMPLE --
  MARKET VALUE ADJUSTMENT (MVA).................  86
APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES.......  88
APPENDIX C: EXAMPLE -- DEATH BENEFITS...........  93
APPENDIX D: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(R) RIDER.......  96
APPENDIX E: EXAMPLE -- SECURESOURCE(SM)
  RIDERS........................................  98
APPENDIX F: SECURESOURCE(SM) RIDERS --
  ADDITIONAL RMD DISCLOSURE..................... 102
APPENDIX G: EXAMPLE --
  BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER...... 104
APPENDIX H: EXAMPLE --
  BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT
  RIDER......................................... 106
APPENDIX I: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS PURCHASED BEFORE MAY 1, 2006........ 108
APPENDIX J: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE(R) RIDER DISCLOSURE.......... 109
APPENDIX K: GUARANTOR(R) WITHDRAWAL
  BENEFIT RIDER DISCLOSURE...................... 121
APPENDIX L: INCOME ASSURER BENEFIT(R) RIDERS.... 129
APPENDIX M: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................... 138
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION........................ 149





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  2  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.


ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.



ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.



ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.



ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.



BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.



CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).



CODE: The Internal Revenue Code of 1986, as amended.



CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.



CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.



CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.



FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.



FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of these funds.



GUARANTEE PERIOD: The number of successive 12 month periods that a guaranteed interest rate is credited.



GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.



MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a guarantee period account is withdrawn or transferred more than 30 days before the end of its guarantee period.



OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.



QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code


- SIMPLE IRAs under Section 408(p) of the Code


- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


- Custodial and investment only plans under Section 401(a) of the Code


- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RETIREMENT DATE: The date when annuity payouts are scheduled to begin.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   3

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.



VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.



VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.



WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


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  4  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The contract allows you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.



- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes")


- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


- How long you plan to keep the contract: The contract has withdrawal charges. (See "Charges") Does the contract meet your current and anticipated future needs for liquidity?


- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?


- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (See "Charges")



- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (See "Withdrawals")


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (See "Making the Most of Your Contract -Transferring Among Accounts")



FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   5

ACCOUNTS: Generally, you may allocate your purchase payments among the:


- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds")



- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "Guarantee Period Accounts (GPAs)")



- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (See "The Fixed
  Account - One-Year Fixed Account")



- DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account (See "The Fixed Account - DCA Fixed Account")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract - Transferring Among Accounts")



WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")



OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional death benefits (See "Optional Benefits - Optional Death Benefits"). We also offer optional living benefits, including: a guaranteed contract value on a future date (See "Optional Benefits - Accumulation Protector Benefit(R) Rider") and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person
(SecureSource(SM) - Single Life) or the lifetime of you and your spouse (SecureSource(SM) - Joint Life) (See "Optional Benefits - SecureSource(SM) Riders"). Optional living benefits require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year (See "Making the Most of Your Contract - Portfolio Navigator"). We previously offered other optional living benefits (See "Optional Benefits - Optional Living Benefits - Previously Offered"). Optional benefits vary by state and may have eligibility requirements.



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (See "Benefits in Case of Death")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the DCA fixed account are not available during the payout period. (See "The Annuity Payout Period")


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  6  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

           YEARS FROM PURCHASE  WITHDRAWAL CHARGE
             PAYMENT RECEIPT       PERCENTAGE
                    1                   7%
                    2                   7
                    3                   6
                    4                   6
                    5                   5
                    6                   4
                    7                   2
                  Thereafter            0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the assumed investment rate
(AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")



IF YOUR AIR IS:                                                 THEN YOUR DISCOUNT RATE PERCENT (%) IS:
 3.5%                                                                    6.30%
 5.0%                                                                    7.80%


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE FOUR DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

                                                          MORTALITY AND              VARIABLE ACCOUNT             TOTAL VARIABLE
                                                         EXPENSE RISK FEE          ADMINISTRATIVE CHARGE          ACCOUNT EXPENSE
 ROP DEATH BENEFIT                                             1.30%                       0.15%                       1.45%
 MAV DEATH BENEFIT                                             1.50                        0.15                        1.65
 5% ACCUMULATION DEATH BENEFIT                                 1.65                        0.15                        1.80
 ENHANCED DEATH BENEFIT                                        1.70                        0.15                        1.85

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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   7

OTHER ANNUAL EXPENSES

 ANNUAL CONTRACT ADMINISTRATIVE CHARGE                         $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.


 BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                  0.25%
 BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE             0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)


OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


If eligible, you may select one of the following optional living benefits if available in your state. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.


 ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                  MAXIMUM: 1.75%    CURRENT: 0.55%


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


 SECURESOURCE(SM) - SINGLE LIFE RIDER FEE                     MAXIMUM: 1.50%    CURRENT: 0.65%
 SECURESOURCE(SM) - JOINT LIFE RIDER FEE                      MAXIMUM: 1.75%    CURRENT: 0.85%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED


The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires the use of an asset allocation model portfolio.


 GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE(1)        MAXIMUM: 1.50%    CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


 GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE(2)                 MAXIMUM: 1.50%    CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)


 INCOME ASSURER BENEFIT(R) - MAV RIDER FEE(3)                 Maximum: 1.50%    CURRENT: 0.30%(4)
 INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE     Maximum: 1.75%    CURRENT: 0.60%(4)
 RIDER FEE(3)
 INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5%             Maximum: 2.00%    CURRENT: 0.65%(4)
 ACCUMULATION BENEFIT BASE RIDER FEE(3)


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


(1)  See disclosure in Appendix J.


(2)  See disclosure in Appendix K.


(3)  See disclosure in Appendix L.


(4) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(R) - MAV -- 0.55%, Income Assurer Benefit(R) -- 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit

     Base -- 0.75%.

--------------------------------------------------------------------------------

  8  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDING DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)



                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                   0.52%                         2.09%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                       ACQUIRED FUND                  GROSS TOTAL
                                   MANAGEMENT        12B-1           OTHER                FEES AND                      ANNUAL
                                      FEES            FEES          EXPENSES             EXPENSES**                    EXPENSES
 AIM V.I. Basic Value Fund,           0.67%           0.25%           0.29%                   --%                        1.21%
 Series II Shares
 AIM V.I. Capital Appreciation        0.61            0.25            0.27                    --                         1.13
 Fund, Series II Shares
 AIM V.I. Capital Development         0.75            0.25            0.31                    --                         1.31(1)
 Fund, Series II Shares
 AIM V.I. Global Health Care          0.75            0.25            0.32                  0.01                         1.33(1)
 Fund, Series II Shares
 AIM V.I. International Growth        0.71            0.25            0.36                  0.01                         1.33(1)
 Fund, Series II Shares
 AIM V.I. Mid Cap Core Equity         0.72            0.25            0.29                  0.03                         1.29(1)
 Fund, Series II Shares
 AllianceBernstein VPS Balanced       0.55            0.25            0.18                    --                         0.98
 Shares Portfolio (Class B)
 AllianceBernstein VPS Global         0.75            0.25            0.17                    --                         1.17
 Technology Portfolio (Class B)
 AllianceBernstein VPS Growth         0.55            0.25            0.04                    --                         0.84
 and Income Portfolio (Class B)
 AllianceBernstein VPS                0.75            0.25            0.06                    --                         1.06
 International Value Portfolio
 (Class B)
 American Century VP Inflation        0.49            0.25            0.01                    --                         0.75
 Protection, Class II
 American Century VP                  1.10            0.25            0.01                    --                         1.36
 International, Class II
 American Century VP Mid Cap          0.90            0.25            0.01                    --                         1.16
 Value, Class II
 American Century VP Ultra(R),        0.90            0.25            0.01                    --                         1.16
 Class II
 American Century VP Value,           0.83            0.25            0.01                    --                         1.09
 Class II
 Columbia High Yield Fund,            0.78            0.25            0.12                    --                         1.15(2)
 Variable Series, Class B
 Columbia Marsico Growth Fund,        0.97              --            0.02                    --                         0.99
 Variable Series, Class A
 Columbia Marsico International       1.02            0.25            0.12                    --                         1.39
 Opportunities Fund, Variable
 Series, Class B
 Columbia Small Cap Value Fund,       0.80            0.25            0.09                    --                         1.14(3)
 Variable Series, Class B
 Credit Suisse Trust - Commodity      0.50            0.25            0.28                    --                         1.03(4)
 Return Strategy Portfolio
 Dreyfus Investment Portfolios        0.75            0.25            0.05                    --                         1.05(5)
 MidCap Stock Portfolio, Service
 Shares
 Dreyfus Investment Portfolios        0.75            0.25            0.09                  0.01                         1.10
 Technology Growth Portfolio,
 Service Shares
 Dreyfus Variable Investment          0.75            0.25            0.05                    --                         1.05
 Fund Appreciation Portfolio,
 Service Shares
 Dreyfus Variable Investment          0.75            0.25            0.28                    --                         1.28
 Fund International Equity
 Portfolio, Service Shares
 Dreyfus Variable Investment          1.00            0.25            0.19                    --                         1.44
 Fund International Value
 Portfolio, Service Shares
 Eaton Vance VT Floating-Rate         0.57            0.25            0.32                    --                         1.14
 Income Fund
 Fidelity(R) VIP Contrafund(R)        0.56            0.25            0.09                    --                         0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Growth               0.56            0.25            0.09                    --                         0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Investment           0.32            0.25            0.11                    --                         0.68
 Grade Bond Portfolio Service
 Class 2


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                ACQUIRED FUND
                                      MANAGEMENT          12B-1             OTHER                  FEES AND
                                         FEES              FEES            EXPENSES               EXPENSES**
 Fidelity(R) VIP Mid Cap Portfolio       0.56%             0.25%             0.10%                     --%
 Service Class 2
 Fidelity(R) VIP Overseas                0.71              0.25              0.14                      --
 Portfolio Service Class 2
 FTVIPT Franklin Income Securities       0.45              0.25              0.02                      --
 Fund - Class 2
 FTVIPT Franklin Rising Dividends        0.58              0.25              0.02                    0.01
 Securities Fund - Class 2
 FTVIPT Franklin Small-Mid Cap           0.47              0.25              0.28                    0.01
 Growth Securities Fund - Class 2
 FTVIPT Mutual Shares Securities         0.59              0.25              0.13                      --
 Fund - Class 2
 FTVIPT Templeton Global Income          0.50              0.25              0.14                      --
 Securities Fund - Class 2
 FTVIPT Templeton Growth                 0.73              0.25              0.03                      --
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value         0.80                --              0.07                      --
 Fund - Institutional Shares
 Goldman Sachs VIT Structured U.S.       0.65                --              0.07                      --
 Equity Fund - Institutional
 Shares
 Janus Aspen Series Large Cap            0.64              0.25              0.02                    0.01
 Growth Portfolio: Service Shares
 Legg Mason Partners Variable            0.75                --              0.35                      --
 Small Cap Growth Portfolio, Class
 I
 MFS(R) Investors Growth Stock           0.75              0.25              0.11                      --
 Series - Service Class
 MFS(R) New Discovery                    0.90              0.25              0.11                      --
 Series - Service Class
 MFS(R) Total Return                     0.75              0.25              0.08                      --
 Series - Service Class
 MFS(R) Utilities Series - Service       0.75              0.25              0.10                      --
 Class
 Oppenheimer Capital Appreciation        0.64              0.25              0.02                      --
 Fund/VA, Service Shares
 Oppenheimer Global Securities           0.62              0.25              0.02                      --
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap       0.70              0.25              0.02                      --
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond              0.57              0.25              0.02                    0.02
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,          0.18              0.25              0.25                    0.69
 Advisor Share Class
 Putnam VT Health Sciences               0.70              0.25              0.13                      --
 Fund - Class IB Shares
 Putnam VT International Equity          0.73              0.25              0.11                    0.01
 Fund - Class IB Shares
 Putnam VT Small Cap Value               0.77              0.25              0.10                    0.07
 Fund - Class IB Shares
 Putnam VT Vista Fund - Class IB         0.65              0.25              0.11                      --
 Shares
 RVST RiverSource(R) Partners            0.70              0.13              0.16                      --
 Variable Portfolio - Fundamental
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R) Partners            0.83              0.13              1.13                      --
 Variable Portfolio - Select Value
 Fund
 (previously RiverSource(R)
 Variable Portfolio - Select Value
 Fund)
 RVST RiverSource(R) Partners            0.97              0.13              0.18                      --
 Variable Portfolio - Small Cap
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R) Variable            0.33              0.13              0.14                      --
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable            0.45              0.13              0.16                      --
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable            0.59              0.13              0.14                      --
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable            0.44              0.13              0.17                      --
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable            0.60              0.13              0.16                      --
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable            0.59              0.13              0.15                      --
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable            0.61              0.13              0.17                      --
 Portfolio - Income Opportunities
 Fund
 RVST RiverSource(R) Variable            0.58              0.13              0.15                      --
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable            0.59              0.13              0.36                      --
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable            0.58              0.13              0.15                      --
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable            0.73              0.13              0.17                      --
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable            0.22              0.13              0.17                      --
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable            0.48              0.13              0.18                      --
 Portfolio - Short Duration U.S.
 Government Fund
 RVST Threadneedle(R) Variable           1.11              0.13              0.26                      --
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R)
 Variable Portfolio - Emerging
 Markets Fund)

TOTAL ANNUAL OPERATING EXPENSES FO
(Before fee waivers and/or expense
                                    GROSS TOTAL
                                      ANNUAL
                                     EXPENSES
 Fidelity(R) VIP Mid Cap Portfolio     0.91%
 Service Class 2
 Fidelity(R) VIP Overseas              1.10
 Portfolio Service Class 2
 FTVIPT Franklin Income Securities     0.72
 Fund - Class 2
 FTVIPT Franklin Rising Dividends   0.86(6)
 Securities Fund - Class 2
 FTVIPT Franklin Small-Mid Cap      1.01(6)
 Growth Securities Fund - Class 2
 FTVIPT Mutual Shares Securities       0.97
 Fund - Class 2
 FTVIPT Templeton Global Income        0.89
 Securities Fund - Class 2
 FTVIPT Templeton Growth               1.01
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value       0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured U.S.  0.72(7)
 Equity Fund - Institutional
 Shares
 Janus Aspen Series Large Cap          0.92
 Growth Portfolio: Service Shares
 Legg Mason Partners Variable       1.10(8)
 Small Cap Growth Portfolio, Class
 I
 MFS(R) Investors Growth Stock         1.11
 Series - Service Class
 MFS(R) New Discovery                  1.26
 Series - Service Class
 MFS(R) Total Return                1.08(9)
 Series - Service Class
 MFS(R) Utilities Series - Service  1.10(9)
 Class
 Oppenheimer Capital Appreciation      0.91
 Fund/VA, Service Shares
 Oppenheimer Global Securities         0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap     0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond         0.86(10)
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,     1.37(11)
 Advisor Share Class
 Putnam VT Health Sciences             1.08
 Fund - Class IB Shares
 Putnam VT International Equity        1.10
 Fund - Class IB Shares
 Putnam VT Small Cap Value             1.19
 Fund - Class IB Shares
 Putnam VT Vista Fund - Class IB       1.01
 Shares
 RVST RiverSource(R) Partners       0.99(12)
 Variable Portfolio - Fundamental
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R) Partners       2.09(12)
 Variable Portfolio - Select Value
 Fund
 (previously RiverSource(R)
 Variable Portfolio - Select Value
 Fund)
 RVST RiverSource(R) Partners       1.28(12)
 Variable Portfolio - Small Cap
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R) Variable          0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable          0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable          0.86
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable       0.74(12)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable          0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable          0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable          0.91
 Portfolio - Income Opportunities
 Fund
 RVST RiverSource(R) Variable          0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable       1.08(12)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable          0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable       1.03(12)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable       0.52(12)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable          0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST Threadneedle(R) Variable         1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R)
 Variable Portfolio - Emerging
 Markets Fund)


--------------------------------------------------------------------------------
  10  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                ACQUIRED FUND
                                      MANAGEMENT          12B-1             OTHER                  FEES AND
                                         FEES              FEES            EXPENSES               EXPENSES**
 RVST Threadneedle(R) Variable           0.69%             0.13%             0.19%                     --%
 Portfolio - International
 Opportunity Fund
 (previously RiverSource(R)
 Variable
 Portfolio - International
 Opportunity Fund)
 Van Kampen Life Investment Trust        0.56              0.25              0.03                      --
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate       0.85              0.35              0.38                      --
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth           0.75              0.35              0.35                      --
 Portfolio, Class II Shares
 Van Kampen UIF U.S. Real Estate         0.74              0.35              0.29                      --
 Portfolio, Class II Shares
 Wanger International Small Cap          0.88                --              0.11                      --
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies           0.90                --              0.05                      --
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 USA)

TOTAL ANNUAL OPERATING EXPENSES FO
(Before fee waivers and/or expense
                                    GROSS TOTAL
                                      ANNUAL
                                     EXPENSES
 RVST Threadneedle(R) Variable         1.01%
 Portfolio - International
 Opportunity Fund
 (previously RiverSource(R)
 Variable
 Portfolio - International
 Opportunity Fund)
 Van Kampen Life Investment Trust      0.84
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate  1.58(13)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth      1.45(13)
 Portfolio, Class II Shares
 Van Kampen UIF U.S. Real Estate    1.38(13)
 Portfolio, Class II Shares
 Wanger International Small Cap        0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies         0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 USA)



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares, 1.32% for AIM V.I. International Growth Fund, Series II Shares and 1.27% for AIM V.I. Mid Cap Core Equity Fund, Series II Shares.


(2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.


(3) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. If the waiver were reflected in the above table, net expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.


(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.


(5) The Dreyfus Corporation has agreed, until May 1, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 0.90% for Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares.


(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.85% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.00% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


(7) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(8) Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00%. These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time. After fee waivers and expense reimbursements net expenses would be 1.00%.


(9) MFS has agreed in writing to reduce its management fee to 0.65% for MFS Total Return Series annually on average daily net assets in excess of $3 billion and 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.05% for MFS Total Return Series - Service Class and 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(11) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund.


(13) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares, 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares and 1.28% for Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   11

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENTLY OFFERED


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after May 1, 2007. It assumes that you select the MAV Death Benefit, SecureSource(SM) - Joint Life rider and the Benefit Protector(R) Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                IF YOU DO NOT WITHDRAW YOUR CONTRACT
                      IF YOU WITHDRAW YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
                 1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
                 $1,305     $2,397     $3,463     $5,774     $605      $1,797      $2,963      $5,774


PREVIOUSLY OFFERED


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for contracts we offered prior to May 1, 2007. It assumes that you select the MAV Death Benefit, Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector(R) Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                IF YOU DO NOT WITHDRAW YOUR CONTRACT
                      IF YOU WITHDRAW YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
                 1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
                 $1,336     $2,522     $3,727     $6,575     $636      $1,922      $3,227      $6,575


ALL CONTRACTS

MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                 IF YOU DO NOT WITHDRAW YOUR CONTRACT
                       IF YOU WITHDRAW YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                 AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
                 1 YEAR    3 YEARS     5 YEARS     10 YEARS    1 YEAR   3 YEARS    5 YEARS     10 YEARS
                 $903      $1,229      $1,579      $2,329      $203      $629      $1,079      $2,329



(1) In these examples, the $40 contract administrative charge is estimated as a .015% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because this example is intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

--------------------------------------------------------------------------------

  12  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix M.


FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.



- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.



- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.



- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   13
  expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.



- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

--------------------------------------------------------------------------------

  14  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.


- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:


  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:


  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   15

UNLESS AN ASSET ALLOCATION PROGRAM WE OFFER IS IN EFFECT, YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
AIM V.I. Basic Value Fund,         N             Y        Long-term growth of capital. Invests     Invesco Aim Advisors,
Series II Shares                                          at least 65% of its total assets in      Inc. adviser, advisory
                                                          equity securities of U.S. issuers that   entities affiliated
                                                          have market capitalizations of greater   with Invesco Aim
                                                          than $500 million and are believed to    Advisors, Inc.,
                                                          be undervalued in relation to            subadvisers.
                                                          long-term earning power or other
                                                          factors. The fund may invest up to 25%
                                                          of its total assets in foreign
                                                          securities.
AIM V.I. Capital                   Y             Y        Growth of capital. Invests principally   Invesco Aim Advisors,
Appreciation Fund, Series II                              in common stocks of companies likely     Inc. adviser, advisory
Shares                                                    to benefit from new or innovative        entities affiliated
                                                          products, services or processes as       with Invesco Aim
                                                          well as those with above-average         Advisors, Inc.,
                                                          long-term growth and excellent           subadvisers.
                                                          prospects for future growth. The fund
                                                          can invest up to 25% of its total
                                                          assets in foreign securities that
                                                          involve risks not associated with
                                                          investing solely in the United States.
AIM V.I. Capital Development       Y             Y        Long-term growth of capital. Invests     Invesco Aim Advisors,
Fund, Series II Shares                                    primarily in securities (including       Inc. adviser, advisory
                                                          common stocks, convertible securities    entities affiliated
                                                          and bonds) of small-and medium-sized     with Invesco Aim
                                                          companies. The Fund may invest up to     Advisors, Inc.,
                                                          25% of its total assets in foreign       subadvisers.
                                                          securities.
AIM V.I. Global Health Care        Y             Y        Capital Growth The fund seeks to meet    Invesco Aim Advisors,
Fund, Series II Shares                                    its objective by investing, normally,    Inc. adviser, advisory
                                                          at least 80% of its assets in            entities affiliated
                                                          securities of health care industry       with Invesco Aim
                                                          companies. The fund may invest up to     Advisors, Inc.,
                                                          20% of its total assets in companies     subadvisers.
                                                          located in developing countries, i.e.,
                                                          those countries that are in the
                                                          initial stages of their industrial
                                                          cycles. The fund may also invest up to
                                                          5% of its total assets in
                                                          lower-quality debt securities, i.e.,
                                                          junk bonds.
AIM V.I. International             Y             Y        Long-term growth of capital. Invests     Invesco Aim Advisors,
Growth Fund, Series II                                    primarily in a diversified portfolio     Inc. adviser, advisory
Shares                                                    of international equity securities,      entities affiliated
                                                          whose issuers are considered to have     with Invesco Aim
                                                          strong earnings momentum. The fund may   Advisors, Inc.,
                                                          invest up to 20% of its total assets     subadvisers.
                                                          in security issuers located in
                                                          developing countries and in securities
                                                          exchangeable for or convertible into
                                                          equity securities of foreign
                                                          companies.


--------------------------------------------------------------------------------

  16  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
AIM V.I. Mid Cap Core Equity       Y             Y        Long-term growth of capital. Invests     Invesco Aim Advisors,
Fund, Series II Shares                                    normally at least 80% of its net         Inc. adviser, advisory
                                                          assets, plus the amount of any           entities affiliated
                                                          borrowings for investment purposes, in   with Invesco Aim
                                                          equity securities, including             Advisors, Inc.,
                                                          convertible securities, of medium        subadvisers.
                                                          sized companies. The fund may invest
                                                          up to 20% of its net assets in equity
                                                          securities of companies in other
                                                          market capitalization ranges or in
                                                          investment grade debt securities. The
                                                          fund may also invest up to 25% of its
                                                          total assets in foreign securities.
AllianceBernstein VPS              N             Y        Total return consistent with             AllianceBernstein L.P.
Balanced Shares Portfolio                                 reasonable risk, through a combination
(Class B)                                                 of income and longer- term growth of
                                                          capital. Invests primarily in U.S.
                                                          government and agency obligations,
                                                          bonds, fixed-income and equity
                                                          securities of non-U.S. issuers
                                                          (including short-and long-term debt
                                                          securities and preferred stocks to the
                                                          extent the Advisor deems best adapted
                                                          to the current economic and market out
                                                          look), and common stocks.
AllianceBernstein VPS Global       Y             Y        Long-term growth of capital. The Fund    AllianceBernstein L.P.
Technology Portfolio (Class                               invests at least 80% of its net assets
B)                                                        in securities of companies that use
                                                          technology extensively in the
                                                          development of new or improved
                                                          products or processes. Invests in a
                                                          global portfolio of securities of U.S.
                                                          and foreign companies selected for
                                                          their growth potential.
AllianceBernstein VPS Growth       Y             Y        Long-term growth of capital. Invests     AllianceBernstein L.P.
and Income Portfolio (Class                               primarily in the equity securities of
B)                                                        domestic companies that the Advisor
                                                          deems to be undervalued.
AllianceBernstein VPS              Y             Y        Long-term growth of capital. Invests     AllianceBernstein L.P.
International Value                                       primarily in a diversified portfolio
Portfolio (Class B)                                       of equity securities of established
                                                          companies selected from more than 40
                                                          industries and from more than 40
                                                          developed and emerging market
                                                          countries.
American Century VP                N             Y        Long-term total return To protect        American Century
Inflation Protection, Class                               against U.S. inflation.                  Investment Management,
II                                                                                                 Inc.
American Century VP                N             Y        Capital growth. Invests primarily in     American Century
International, Class II                                   stocks of growing foreign companies in   Global Investment
                                                          developed countries.                     Management, Inc.


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   17

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
American Century VP Mid Cap        Y             Y        Long-term capital growth with income     American Century
Value, Class II                                           as a secondary objective. Long-term      Investment Management,
                                                          capital growth with income as            Inc.
                                                          secondary objective. Invests primarily
                                                          in stocks of companies that management
                                                          believes are undervalued at the time
                                                          of purchase. The fund will invest at
                                                          least 80% of its assets in securities
                                                          of companies whose market
                                                          capitalization at the time of purchase
                                                          is within the capitalization range of
                                                          the Russell 3000 Index, excluding the
                                                          largest 100 such companies.
American Century VP                Y             Y        Long-term capital growth. Analytical     American Century
Ultra(R), Class II                                        research tools and techniques are used   Investment Management,
                                                          to identify the stocks of larger-sized   Inc.
                                                          companies that appear to have the best
                                                          opportunity of sustaining long-term
                                                          above average growth.
American Century VP Value,         Y             Y        Long-term capital growth, with income    American Century
Class II                                                  as a secondary objective. Invests        Investment Management,
                                                          primarily in stocks of companies that    Inc.
                                                          management believes to be undervalued
                                                          at the time of purchase.
Columbia High Yield Fund,          Y             Y        Total return, consisting of a high       Columbia Management
Variable Series, Class B                                  level of income and capital              Advisors, LLC,
                                                          appreciation. Under normal               advisor; MacKay
                                                          circumstances, the Fund invests at       Shields LLC,
                                                          least 80% of net assets in domestic      subadviser.
                                                          and foreign corporate below investment
                                                          grade debt securities. These
                                                          securities generally will be, at the
                                                          time of purchase, rated BB or below by
                                                          Standard & Poor's Corporation (S&P) or
                                                          Fitch, rated "Ba" or below by Moody's,
                                                          or unrated but determined by the
                                                          Advisor to be of comparable quality.
                                                          The Fund invests primarily in domestic
                                                          corporate below investment grade
                                                          securities (including private
                                                          placements), U.S. dollar-denominated
                                                          foreign corporate below investment
                                                          grade securities (including private
                                                          placements), zero-coupon bonds and
                                                          U.S. Government obligations. The Fund
                                                          may invest up to 20% of net assets in
                                                          equity securities that may include
                                                          convertible securities. The Fund is
                                                          not managed to a specific duration.


--------------------------------------------------------------------------------

  18  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Columbia Marsico Growth            Y             Y        Long-term growth of capital. Under       Columbia Management
Fund, Variable Series, Class                              normal circumstances, the Fund invests   Advisors, LLC,
A                                                         primarily in equity securities of        adviser; Marsico
                                                          large-capitalization companies that      Capital Management,
                                                          have market capitalizations of $5        LLC, sub-adviser.
                                                          billion or more at the time of
                                                          purchase. The Fund generally holds a
                                                          core position of between 35 and 50
                                                          common stocks. It may hold up to 25%
                                                          of total assets in foreign securities,
                                                          including in emerging market
                                                          securities.
Columbia Marsico                   Y             Y        Long-term growth of capital. Under       Columbia Management
International Opportunities                               normal circumstances, the Fund invests   Advisors, LLC,
Fund, Variable Series, Class                              at least 65% of total assets in common   adviser; Marsico
B                                                         stocks of foreign companies. The Fund    Capital Management,
                                                          may invest in companies of any size      LLC, sub-adviser.
                                                          throughout the world that are selected
                                                          for their long-term growth potential.
                                                          The Fund normally invests in issuers
                                                          from at least three different
                                                          countries not including the United
                                                          States. The Fund may invest in common
                                                          stocks of companies operating in or
                                                          economically tied to emerging markets
                                                          countries. Some issuers or securities
                                                          in the Fund's portfolio may be based
                                                          in or economically tied to the United
                                                          States.
Columbia Small Cap Value           Y             Y        Long-term capital appreciation. Under    Columbia Management
Fund, Variable Series, Class                              normal circumstances, the Fund invests   Advisors, LLC
B                                                         at least 80% of net assets in equity
                                                          securities of companies that have
                                                          market capitalizations in the range of
                                                          companies in the Russell 2000 Index at
                                                          the time of purchase that the Advisor
                                                          believes are undervalued and have the
                                                          potential for long-term growth. The
                                                          Fund may invest up to 20% of total
                                                          assets in foreign securities. The Fund
                                                          may also invest in real estate
                                                          investment trusts.


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   19

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Credit Suisse Trust -              Y             Y        Total Return. Invests in                 Credit Suisse Asset
Commodity Return Strategy                                 commodity-linked derivative              Management, LLC
Portfolio                                                 instruments backed and fixed- income
                                                          securities. The portfolio invests in
                                                          commodity-linked derivative
                                                          instruments, such as commodity-linked
                                                          notes, swap agreements, commodity
                                                          options, futures and options on
                                                          futures that provide exposure to the
                                                          investment returns of the commodities
                                                          markets without investing directly in
                                                          physical commodities. The portfolio
                                                          invests all of its assets in
                                                          commodity-linked derivative
                                                          instruments, such as structured notes
                                                          and swaps, and fixed-income
                                                          securities, subject to applicable IRS
                                                          limits. The portfolio may also gain
                                                          exposure to commodity markets by
                                                          investing in the Credit Suisse Cayman
                                                          Commodity Fund II, a wholly owned
                                                          subsidiary of the Portfolio formed in
                                                          the Cayman Island.
Dreyfus Investment                 N             Y        Investment results greater than the      The Dreyfus
Portfolios MidCap Stock                                   total return performance of publicly     Corporation
Portfolio, Service Shares                                 traded common stocks of medium-sized
                                                          domestic companies in the aggregate,
                                                          as represented by the Standard &
                                                          Poor's Midcap 400 Index. The portfolio
                                                          normally invests at least 80% of its
                                                          assets in stocks of mid-size
                                                          companies. The portfolio invests in
                                                          growth and value stocks, which are
                                                          chosen through a disciplined
                                                          investment process that combines
                                                          computer modeling techniques,
                                                          fundamental analysis and risk
                                                          management. Consistency of returns
                                                          compared to the S&P 400 is a primary
                                                          goal of the investment process. The
                                                          portfolio's stock investments may
                                                          include common stocks, preferred
                                                          stocks, convertible securities and
                                                          depository receipts, including those
                                                          issued in initial public offerings or
                                                          shortly thereafter.
Dreyfus Investment                 N             Y        Capital appreciation. The portfolio      The Dreyfus
Portfolios Technology Growth                              invests, under normal circumstances,     Corporation
Portfolio, Service Shares                                 at least 80% of its assets in the
                                                          stocks of growth companies of any size
                                                          that Dreyfus believes to be leading
                                                          producers or beneficiaries of
                                                          technological innovation. Up to 25% of
                                                          the portfolio's assets may be in
                                                          foreign securities. The portfolio's
                                                          stock investments may include common
                                                          stocks, preferred stocks and
                                                          convertible securities.


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  20  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Dreyfus Variable Investment        N             Y        Long-term capital growth consistent      The Dreyfus
Fund Appreciation Portfolio,                              with the preservation of capital. Its    Corporation; Fayez
Service Shares                                            secondary goal is current income. To     Sarofim & Co., sub-
                                                          pursue these goals, the portfolio        adviser.
                                                          normally invests at least 80% of its
                                                          assets in common stocks. The portfolio
                                                          focuses on "blue chip" companies with
                                                          total market capitalizations of more
                                                          than $5 billion at the time of
                                                          purchase, including multinational
                                                          companies. These established companies
                                                          have demonstrated sustained patterns
                                                          of profitability, strong balance
                                                          sheets, an expanding global presence
                                                          and the potential to achieve
                                                          predictable, above-average earnings
                                                          growth.
Dreyfus Variable Investment        Y             Y        Capital growth. To pursue this goal,     The Dreyfus
Fund International Equity                                 the portfolio primarily invests in       Corporation
Portfolio, Service Shares                                 growth stocks of foreign companies.
                                                          Normally, the portfolio invests at
                                                          least 80% of its assets in stocks,
                                                          including common stocks, preferred
                                                          stocks and convertible securities,
                                                          including those purchased in initial
                                                          public offering.
Dreyfus Variable Investment        Y             Y        Long-term capital growth. To pursue      The Dreyfus
Fund International Value                                  this goal, the portfolio normally        Corporation
Portfolio, Service Shares                                 invests at least 80% of its assets in
                                                          stocks. The portfolio ordinarily
                                                          invests most of its assets in
                                                          securities of foreign companies which
                                                          Dreyfus considers to be value
                                                          companies. The portfolio's stock
                                                          investments may include common stocks,
                                                          preferred stocks and convertible
                                                          securities, including those purchased
                                                          in initial public offerings or shortly
                                                          thereafter. The portfolio may invest
                                                          in companies of any size. The
                                                          portfolio may also invest in companies
                                                          located in emerging markets.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   21

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Eaton Vance VT Floating-           Y             Y        High level of current income. The Fund   Eaton Vance Management
Rate Income Fund                                          invests primarily in senior floating
                                                          rate loans ("Senior Loans"). Senior
                                                          Loans typically are of below
                                                          investment grade quality and have
                                                          below investment grade credit ratings,
                                                          which ratings are associated with
                                                          securities having high risk,
                                                          speculative characteristics. The Fund
                                                          invests at least 80% of its net assets
                                                          in income producing floating rate
                                                          loans and other floating rate debt
                                                          securities. The Fund may also purchase
                                                          investment grade fixed income debt
                                                          securities and money market
                                                          instruments. The Fund may invest up to
                                                          25% of its total assets in foreign
                                                          securities and may engage in certain
                                                          hedging transactions. The Fund may
                                                          purchase derivative instruments, such
                                                          as futures contracts and options
                                                          thereon, interest rate and credit
                                                          default swaps, credit linked notes and
                                                          currency hedging derivatives.
Fidelity(R) VIP                    Y             Y        Long-term capital appreciation.          Fidelity Management &
Contrafund(R) Portfolio                                   Normally invests primarily in common     Research Company
Service Class 2                                           stocks. Invests in securities of         (FMR), investment
                                                          companies whose value it believes is     manager; FMR U.K. and
                                                          not fully recognized by the public.      FMR Far East,
                                                          Invests in either "growth" stocks or     sub-advisers.
                                                          "value" stocks or both. The fund
                                                          invests in domestic and foreign
                                                          issuers.
Fidelity(R) VIP Growth             N             Y        Achieve capital appreciation. Normally   Fidelity Management &
Portfolio Service Class 2                                 invests primarily in common stocks.      Research Company
                                                          Invests in companies that it believes    (FMR), investment
                                                          have above-average growth potential      manager; FMR U.K., FMR
                                                          (stocks of these companies are often     Far East, sub-
                                                          called "growth" stocks). The Fund        advisers.
                                                          invests in domestic and foreign
                                                          issuers.
Fidelity(R) VIP Investment         Y             Y        High level of current income             Fidelity Management &
Grade Bond Portfolio Service                              consistent with the preservation of      Research Company
Class 2                                                   capital. Normally invests at least 80%   (FMR), investment
                                                          of assets in investment-grade debt       manager; FMR U.K., FMR
                                                          securities (those of medium and high     Far East, sub-
                                                          quality) of all types and repurchase     advisers.
                                                          agreements for those securities.
Fidelity(R) VIP Mid Cap            Y             Y        Long-term growth of capital. Normally    Fidelity Management &
Portfolio Service Class 2                                 invests primarily in common stocks.      Research Company
                                                          Normally invests at least 80% of         (FMR), investment
                                                          assets in securities of companies with   manager; FMR U.K., FMR
                                                          medium market capitalizations. May       Far East, sub-
                                                          invest in companies with smaller or      advisers.
                                                          larger market capitalizations. Invests
                                                          in domestic and foreign issuers. The
                                                          Fund invests in either "growth" or
                                                          "value" common stocks or both.


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  22  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Fidelity(R) VIP Overseas           Y             Y        Long-term growth of capital. Normally    Fidelity Management &
Portfolio Service Class 2                                 invests primarily in common stocks of    Research Company
                                                          foreign securities. Normally invests     (FMR), investment
                                                          at least 80% of assets in non-U.S.       manager; FMR U.K., FMR
                                                          securities.                              Far East, Fidelity
                                                                                                   International
                                                                                                   Investment Advisors
                                                                                                   (FIIA) and FIIA U.K.,
                                                                                                   sub-advisers.
FTVIPT Franklin Income             Y             Y        Maximize income while maintaining        Franklin Advisers,
Securities Fund - Class 2                                 prospects for capital appreciation.      Inc.
                                                          The Fund normally invests in both
                                                          equity and debt securities. The Fund
                                                          seeks income by investing in
                                                          corporate, foreign, and U.S. Treasury
                                                          bonds as well as stocks with dividend
                                                          yields the manager believes are
                                                          attractive.
FTVIPT Franklin Rising             N             Y        Long-term capital appreciation, with     Franklin Advisory
Dividends Securities                                      preservation of capital as an            Services, LLC
Fund - Class 2                                            important consideration. The Fund
                                                          normally invests at least 80% of its
                                                          net assets in investments of companies
                                                          that have paid rising dividends, and
                                                          normally invests predominantly in
                                                          equity securities.
FTVIPT Franklin Small-Mid          N             Y        Long-term capital growth. The Fund       Franklin Advisers,
Cap Growth Securities                                     normally invests at least 80% of its     Inc.
Fund - Class 2                                            net assets in investments of small
                                                          capitalization and mid capitalization
                                                          companies and normally invests
                                                          predominantly in equity securities.
FTVIPT Mutual Shares               N             Y        Capital appreciation, with income as a   Franklin Mutual
Securities Fund - Class 2                                 secondary goal. The Fund normally        Advisers, LLC
                                                          invests primarily in equity securities
                                                          of companies that the manager believes
                                                          are undervalued. The Fund also
                                                          invests, to a lesser extent in risk
                                                          arbitrage securities and distressed
                                                          companies.
FTVIPT Templeton Global            Y             Y        High current income consistent with      Franklin Advisers,
Income Securities Fund -                                  preservation of capital, with capital    Inc.
Class 2                                                   appreciation as a secondary
                                                          consideration. The Fund normally
                                                          invests mainly in debt securities of
                                                          governments and their political
                                                          subdivisions and agencies,
                                                          supranational organizations and
                                                          companies located anywhere in the
                                                          world, including emerging markets.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   23

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
FTVIPT Templeton Growth            Y             Y        Long-term capital growth. The Fund       Templeton Global
Securities Fund - Class 2                                 normally invests primarily in equity     Advisors Limited,
                                                          securities of companies located          adviser; Templeton
                                                          anywhere in the world, including those   Asset Management Ltd.,
                                                          in the U.S. and in emerging markets.     subadviser.
Goldman Sachs VIT Mid Cap          Y             Y        Long-term capital appreciation. The      Goldman Sachs Asset
Value Fund - Institutional                                Fund invests, under normal               Management, L.P.
Shares                                                    circumstances, at least 80% of its net
                                                          assets plus any borrowings for
                                                          investment purposes (measured at time
                                                          of purchase) ("Net Assets") in a
                                                          diversified portfolio of equity
                                                          investments in mid-cap issuers with
                                                          public stock market capitalizations
                                                          (based upon shares available for
                                                          trading on an unrestricted basis)
                                                          within the range of the market
                                                          capitalization of companies
                                                          constituting the Russell Midcap(R)
                                                          Value Index at the time of investment.
                                                          If the market capitalization of a
                                                          company held by the Fund moves outside
                                                          this range, the Fund may, but is not
                                                          required to, sell the securities. The
                                                          capitalization range of the Russell
                                                          Midcap(R) Value Index is currently
                                                          between $1.1 billion and $21 billion.
                                                          Although the Fund will invest
                                                          primarily in publicly traded U.S.
                                                          securities, it may invest up to 25% of
                                                          its Net Assets in foreign securities,
                                                          including securities of issuers in
                                                          countries with emerging markets or
                                                          economies ("emerging countries") and
                                                          securities quoted in foreign
                                                          currencies. The Fund may invest in the
                                                          aggregate up to 20% of its Net Assets
                                                          in companies with public stock market
                                                          capitalizations outside the range of
                                                          companies constituting the Russell
                                                          Midcap(R) Value Index at the time of
                                                          investment and in fixed-income
                                                          securities, such as government,
                                                          corporate and bank debt obligations.


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  24  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Goldman Sachs VIT Structured       Y             Y        Long-term growth of capital and          Goldman Sachs Asset
U.S. Equity                                               dividend income. The Fund invests,       Management, L.P.
Fund - Institutional Shares                               under normal circumstances, at least
                                                          80% of its net assets plus any
                                                          borrowings for investment purposes
                                                          (measured at the time of purchase)
                                                          ("Net Assets") in a diversified
                                                          portfolio of equity investments in
                                                          U.S. issuers, including foreign
                                                          companies that are traded in the
                                                          United States. However, it is
                                                          currently anticipated that, under
                                                          normal circumstances, the Fund will
                                                          invest at least 95% of its Net Assets
                                                          in such equity investments. The Fund's
                                                          investments are selected using a
                                                          variety of quantitative techniques,
                                                          derived from fundamental research
                                                          including but not limited to
                                                          valuation, momentum, profitability and
                                                          earnings quality, in seeking to
                                                          maximize the Fund's expected returns.
                                                          The Fund maintains risk, style,
                                                          capitalization and industry
                                                          characteristics similar to the S&P 500
                                                          Index. The S&P 500 Index is an index
                                                          of large-cap stocks designed to
                                                          reflect a broad representation of the
                                                          U.S. economy. The Fund seeks to
                                                          maximize expected return while
                                                          maintaining these and other
                                                          characteristics similar to the
                                                          benchmark. The Fund is not required to
                                                          limit its investments to securities in
                                                          the S&P 500 Index.
Janus Aspen Series Large Cap       Y             Y        Long-term growth of capital in a         Janus Capital
Growth Portfolio: Service                                 manner consistent with the               Management LLC
Shares                                                    preservation of capital. Invests under
                                                          normal circumstances at least 80% of
                                                          its net assets in common stocks of
                                                          large-sized companies. Large-sized
                                                          companies are those whose market
                                                          capitalization falls within the range
                                                          of companies in the Russell 1000(R)
                                                          Index at the time of purchase.
Legg Mason Partners Variable       Y             Y        Long-term growth of capital. Under       Legg Mason Partners
Small Cap Growth Portfolio,                               normal circumstances, the fund invests   Fund Advisor, LLC,
Class I                                                   at least 80% of its net assets in        adviser; ClearBridge
                                                          equity securities of companies with      Advisors, LLC, sub-
                                                          small market capitalizations and         adviser.
                                                          related investments.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   25

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
MFS(R) Investors Growth            N             Y        Capital appreciation. Normally invests   MFS Investment
Stock Series - Service Class                              at least 80% of the fund's net assets    Management(R)
                                                          in equity securities of companies MFS
                                                          believes to have above average
                                                          earnings growth potential compared to
                                                          other companies (growth companies).
                                                          Growth companies tend to have stock
                                                          prices that are high relative to their
                                                          earnings, dividends, book value, or
                                                          other financial measures. The Fund
                                                          generally focuses on companies with
                                                          large capitalizations.
MFS(R) New Discovery               N             Y        Capital appreciation. Invests in         MFS Investment
Series - Service Class                                    stocks of companies MFS believes to      Management(R)
                                                          have above average earnings growth
                                                          potential compared to other companies
                                                          (growth companies). Growth companies
                                                          tend to have stock prices that are
                                                          high relative to their earnings,
                                                          dividends, book value, or other
                                                          financial measures. The Fund generally
                                                          focuses on companies with small
                                                          capitalizations.
MFS(R) Total Return                Y             Y        Total return. Invests primarily in       MFS Investment
Series - Service Class                                    equity and fixed income securities.      Management(R)
                                                          MFS invests between 40% and 75% of the
                                                          fund's net assets in equity securities
                                                          and at least 25% of the fund's total
                                                          assets in fixed-income senior
                                                          securities.
MFS(R) Utilities Series -          Y             Y        Total return. Normally invests at        MFS Investment
Service Class                                             least 80% of the fund's net assets in    Management(R)
                                                          securities of issuers in the utilities
                                                          industry. The Fund's assets may be
                                                          invested in companies of any size.
Oppenheimer Capital                Y             Y        Capital appreciation by investing in     OppenheimerFunds, Inc.
Appreciation Fund/VA,                                     securities of well-known, established
Service Shares                                            companies.
Oppenheimer Global                 Y             Y        Long-term capital appreciation.          OppenheimerFunds, Inc.
Securities Fund/VA, Service                               Invests mainly in common stocks of
Shares                                                    U.S. and foreign issuers that are
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
Oppenheimer Main Street            Y             Y        Capital appreciation. Invests mainly     OppenheimerFunds, Inc.
Small Cap Fund/VA, Service                                in common stocks of
Shares                                                    small-capitalization U.S. companies
                                                          that the fund's investment manager
                                                          believes have favorable business
                                                          trends or prospects.


--------------------------------------------------------------------------------

  26  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Oppenheimer Strategic Bond         Y             Y        High level of current income             OppenheimerFunds, Inc.
Fund/VA, Service Shares                                   principally derived from interest on
                                                          debt securities. Invests mainly in
                                                          three market sectors: debt securities
                                                          of foreign governments and companies,
                                                          U.S. government securities and
                                                          lower-rated high yield securities of
                                                          U.S. and foreign companies.
PIMCO VIT All Asset                Y             Y        Maximum real return consistent with      Pacific Investment
Portfolio, Advisor Share                                  preservation of real capital and         Management Company LLC
Class                                                     prudent investment management period.
                                                          The Portfolio seeks to achieve its
                                                          investment objective by investing
                                                          under normal circumstances
                                                          substantially all of its assets in
                                                          Institutional Class shares of the
                                                          PIMCO Funds, an affiliated open-end
                                                          investment company, except the All
                                                          Asset and All Asset All Authority
                                                          Funds ("Underlying Funds"). Though it
                                                          is anticipated that the Portfolio will
                                                          not currently invest in the European
                                                          StockPLUS(R) TR Strategy, Far East
                                                          (ex-Japan) StocksPLUS(R) TR Strategy,
                                                          Japanese StocksPLUS(R) TR Strategy,
                                                          StocksPLUS(R) Municipal-Backed and
                                                          StocksPLUS(R) TR Short Strategy Funds,
                                                          the Portfolio may invest in these
                                                          Funds in the future, without
                                                          shareholder approval, at the
                                                          discretion of the Portfolio's asset
                                                          allocation sub-adviser.
Putnam VT Health Sciences          N             Y        Capital appreciation. The fund pursues   Putnam Investment
Fund - Class IB Shares                                    its goal by investing mainly in common   Management, LLC
                                                          stocks of companies in the health
                                                          sciences industries, with a focus on
                                                          growth stocks. Under normal
                                                          circumstances, the fund invests at
                                                          least 80% of its net assets in
                                                          securities of (a) companies that
                                                          derive at least 50% of their assets,
                                                          revenues or profits from the
                                                          pharmaceutical, health care services,
                                                          applied research and development and
                                                          medical equipment and supplies
                                                          industries, or (b) companies Putnam
                                                          Management thinks have the potential
                                                          for growth as a result of their
                                                          particular products, technology,
                                                          patents or other market advantages in
                                                          the health sciences industries.
Putnam VT International            N             Y        Capital appreciation. The fund pursues   Putnam Investment
Equity Fund - Class IB                                    its goal by investing mainly in common   Management, LLC
Shares                                                    stocks of companies outside the United
                                                          States that Putnam Management believes
                                                          have favorable investment potential.
                                                          Under normal circumstances, the fund
                                                          invests at least 80% of its net assets
                                                          in equity investments.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   27

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Putnam VT Small Cap Value          N             Y        Capital appreciation. The fund pursues   Putnam Investment
Fund - Class IB Shares                                    its goal by investing mainly in common   Management, LLC
                                                          stocks of U.S. companies, with a focus
                                                          on value stocks. Under normal
                                                          circumstances, the fund invests at
                                                          least 80% of its net assets in small
                                                          companies of a size similar to those
                                                          in the Russell 2000 Value Index.
Putnam VT Vista Fund - Class       N             Y        Capital appreciation. The fund pursues   Putnam Investment
IB Shares                                                 its goal by investing mainly in common   Management, LLC
                                                          stocks of U.S. companies, with a focus
                                                          on growth stocks.
RVST RiverSource Partners          Y             Y        Long-term capital growth. The Fund's     RiverSource
Variable                                                  assets are primarily invested in         Investments, LLC,
Portfolio - Fundamental                                   equity securities of U.S. companies.     adviser; Davis
Value Fund (previously                                    Under normal market conditions, the      Selected Advisers,
RiverSource Variable                                      Fund's assets will be invested           L.P., subadviser.
Portfolio - Fundamental                                   primarily in companies with market
Value Fund)                                               capitalizations of at least $5 billion
                                                          at the time of the Fund's investment.
                                                          The Fund may invest up to 25% of its
                                                          net assets in foreign investments.
RVST RiverSource Partners          Y             Y        Long-term growth of capital. Invests     RiverSource
Variable Portfolio - Select                               primarily in equity securities of mid    Investments, LLC,
Value Fund (previously                                    cap companies as well as companies       adviser; Systematic
RiverSource Variable                                      with larger and smaller market           Financial Management,
Portfolio - Select Value                                  capitalizations. The Fund considers      L.P. and WEDGE Capital
Fund)                                                     mid-cap companies to be either those     Management L.L.P.,
                                                          with a market capitalization of up to    sub-advisers.
                                                          $15 billion or those whose market
                                                          capitalization falls within range of
                                                          the Russell Midcap(R) Value Index.
RVST RiverSource Partners          Y             Y        Long-term capital appreciation. Under    RiverSource
Variable Portfolio - Small                                normal market conditions, at least 80%   Investments, LLC,
Cap Value Fund (previously                                of the Fund's net assets will be         adviser; River Road
RiverSource Variable                                      invested in small cap companies with     Asset Management, LLC,
Portfolio - Small Cap Value                               market capitalization, at the time of    Donald Smith & Co.,
Fund)                                                     investment, of up to $2.5 billion or     Inc., Franklin
                                                          that fall within the range of the        Portfolio Associates
                                                          Russell 2000(R) Value Index. The Fund    LLC, Barrow, Hanley,
                                                          may invest up to 25% of its net assets   Mewhinney & Strauss,
                                                          in foreign investments.                  Inc. and Denver
                                                                                                   Investment Advisors
                                                                                                   LLC, subadvisers.


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  28  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
RVST RiverSource Variable          Y             Y        Maximum current income consistent with   RiverSource
Portfolio - Cash Management                               liquidity and stability of principal.    Investments, LLC
Fund                                                      Invests primarily in money market
                                                          instruments, such as marketable debt
                                                          obligations issued by corporations or
                                                          the U.S. government or its agencies,
                                                          bank certificates of deposit, bankers'
                                                          acceptances, letters of credit, and
                                                          commercial paper, including
                                                          asset-backed commercial paper.
RVST RiverSource Variable          Y             Y        High level of current income while       RiverSource
Portfolio - Diversified Bond                              attempting to conserve the value of      Investments, LLC
Fund                                                      the investment for the longest period
                                                          of time. Under normal market
                                                          conditions, the Fund invests at least
                                                          80% of its net assets in bonds and
                                                          other debt securities. At least 50% of
                                                          the Fund's net assets will be invested
                                                          in securities like those included in
                                                          the Lehman Brothers Aggregate Bond
                                                          Index (Index), which are investment
                                                          grade and denominated in U.S. dollars.
                                                          The Index includes securities issued
                                                          by the U.S. government, corporate
                                                          bonds, and mortgage-and asset-backed
                                                          securities. Although the Fund
                                                          emphasizes high- and medium-quality
                                                          debt securities, it will assume some
                                                          credit risk to achieve higher yield
                                                          and/or capital appreciation by buying
                                                          lower-quality (junk) bonds. The Fund
                                                          may invest up to 25% of its net assets
                                                          in foreign investments, which may
                                                          include instruments in emerging
                                                          markets.
RVST RiverSource Variable          Y             Y        High level of current income and, as a   RiverSource
Portfolio - Diversified                                   secondary goal, steady growth of         Investments, LLC
Equity Income Fund                                        capital. Under normal market
                                                          conditions, the Fund invests at least
                                                          80% of its net assets in
                                                          dividend-paying common and preferred
                                                          stocks. The Fund may invest up to 25%
                                                          of its net assets in foreign
                                                          investments.
RVST RiverSource Variable          Y             Y        Total return that exceeds the rate of    RiverSource
Portfolio - Global Inflation                              inflation over the long-term.            Investments, LLC
Protected Securities Fund                                 Non-diversified mutual fund that,
                                                          under normal market conditions,
                                                          invests at least 80% of its net assets
                                                          in inflation-protected debt
                                                          securities. These securities include
                                                          inflation-indexed bonds of varying
                                                          maturities issued by U.S. and foreign
                                                          governments, their agencies or
                                                          instrumentalities, and corporations.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   29

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
RVST RiverSource Variable          Y             Y        Long-term capital growth. Invests        RiverSource
Portfolio - Growth Fund                                   primarily in common stocks and           Investments, LLC
                                                          securities convertible into common
                                                          stocks that appear to offer growth
                                                          opportunities. These growth
                                                          opportunities could result from new
                                                          management, market developments, or
                                                          technological superiority. The Fund
                                                          may invest up to 25% of its net assets
                                                          in foreign investments.
RVST RiverSource Variable          Y             Y        High current income, with capital        RiverSource
Portfolio - High Yield Bond                               growth as a secondary objective. Under   Investments, LLC
Fund                                                      normal market conditions, the Fund
                                                          invests at least 80% of its net assets
                                                          in high-yield debt instruments
                                                          (commonly referred to as "junk")
                                                          including corporate debt securities as
                                                          well as bank loans rated below
                                                          investment grade by a nationally
                                                          recognized statistical rating
                                                          organization, or if unrated,
                                                          determined to be of comparable
                                                          quality. Up to 25% of the Fund may be
                                                          invested in high yield debt
                                                          instruments of foreign issuers.
RVST RiverSource Variable          Y             Y        High total return through current        RiverSource
Portfolio - Income                                        income and capital appreciation. Under   Investments, LLC
Opportunities Fund                                        normal market conditions, the Fund
                                                          invests primarily in income-producing
                                                          debt securities with an emphasis on
                                                          the higher rated segment of the
                                                          high-yield (junk bond) market. These
                                                          income-producing debt securities
                                                          include corporate debt securities as
                                                          well as bank loans. The Fund will
                                                          purchase only securities rated B or
                                                          above, or unrated securities believed
                                                          to be of the same quality. If a
                                                          security falls below a B rating, the
                                                          Fund may continue to hold the
                                                          security. Up to 25% of the Fund may be
                                                          in foreign investments.
RVST RiverSource Variable          Y             Y        Capital appreciation. Under normal       RiverSource
Portfolio - Large Cap Equity                              market conditions, the Fund invests at   Investments, LLC
Fund                                                      least 80% of its net assets in equity
                                                          securities of companies with market
                                                          capitalization greater than $5 billion
                                                          at the time of purchase. The Fund may
                                                          invest up to 25% of its net assets in
                                                          foreign investments.


--------------------------------------------------------------------------------

  30  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
RVST RiverSource Variable          N             Y        Long-term growth of capital. Under       RiverSource
Portfolio - Large Cap Value                               normal market conditions, the Fund       Investments, LLC
Fund                                                      invests at least 80% of its net assets
                                                          in equity securities of companies with
                                                          a market capitalization greater than
                                                          $5 billion. The Fund may also invest
                                                          in income-producing equity securities
                                                          and preferred stocks. The Fund may
                                                          invest up to 25% of its net assets in
                                                          foreign investments.
RVST RiverSource Variable          N             Y        Growth of capital. Under normal market   RiverSource
Portfolio - Mid Cap Growth                                conditions, the Fund invests at least    Investments, LLC
Fund                                                      80% of its net assets at the time of
                                                          purchase in equity securities of mid
                                                          capitalization companies. The
                                                          investment manager defines mid-cap
                                                          companies as those whose market
                                                          capitalization (number of shares
                                                          outstanding multiplied by the share
                                                          price) falls within the range of the
                                                          Russell Midcap(R) Growth Index.
RVST RiverSource Variable          Y             Y        Long-term growth of capital. Under       RiverSource
Portfolio - Mid Cap Value                                 normal circumstances, the Fund invests   Investments, LLC
Fund                                                      at least 80% of its net assets
                                                          (including the amount of any
                                                          borrowings for investment purposes) in
                                                          equity securities of medium-sized
                                                          companies. Medium-sized companies are
                                                          those whose market capitalizations at
                                                          the time of purchase fall within the
                                                          range of the Russell Midcap(R) Value
                                                          Index. The Fund may invest up to 25%
                                                          of its net assets in foreign
                                                          investments.
RVST RiverSource Variable          Y             Y        Long-term capital appreciation. The      RiverSource
Portfolio - S&P 500 Index                                 Fund seeks to provide investment         Investments, LLC
Fund                                                      results that correspond to the total
                                                          return (the combination of
                                                          appreciation and income) of
                                                          large-capitalization stocks of U.S.
                                                          companies. The Fund invests in common
                                                          stocks included in the Standard &
                                                          Poor's 500 Composite Stock Price Index
                                                          (S&P 500). The S&P 500 is made up
                                                          primarily of large-capitalization
                                                          companies that represent a broad
                                                          spectrum of the U.S. economy.
RVST RiverSource Variable          Y             Y        High level of current income and         RiverSource
Portfolio - Short Duration                                safety of principal consistent with      Investments, LLC
U.S. Government Fund                                      investment in U.S. government and
                                                          government agency securities. Under
                                                          normal market conditions, at least 80%
                                                          of the Fund's net assets are invested
                                                          in securities issued or guaranteed as
                                                          to principal and interest by the U.S.
                                                          government, its agencies or
                                                          instrumentalities.


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   31

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
RVST Threadneedle Variable         Y             Y        Long-term capital growth. The Fund's     RiverSource
Portfolio - Emerging Markets                              assets are primarily invested in         Investments, LLC,
Fund (previously RiverSource                              equity securities of emerging market     adviser; Threadneedle
Variable Portfolio -                                      companies. Under normal market           International Limited,
Emerging Markets Fund)                                    conditions, at least 80% of the Fund's   an indirect wholly-
                                                          net assets will be invested in           owned subsidiary of
                                                          securities of companies that are         Ameriprise Financial,
                                                          located in emerging market countries,    sub-adviser.
                                                          or that earn 50% or more of their
                                                          total revenues from goods and services
                                                          produced in emerging market countries
                                                          or from sales made in emerging market
                                                          countries.
RVST Threadneedle Variable         Y             Y        Capital appreciation. Invests            RiverSource
Portfolio - International                                 primarily in equity securities of        Investments, LLC,
Opportunity Fund (previously                              foreign issuers that are believed to     adviser; Threadneedle
RiverSource Variable                                      offer strong growth potential. The       International Limited,
Portfolio - International                                 Fund may invest in developed and in      an indirect wholly-
Opportunity Fund)                                         emerging markets.                        owned subsidiary of
                                                                                                   Ameriprise Financial,
                                                                                                   sub-adviser.
Van Kampen Life Investment         Y             Y        Capital growth and income through        Van Kampen Asset
Trust Comstock Portfolio,                                 investments in equity securities,        Management
Class II Shares                                           including common stocks, preferred
                                                          stocks and securities convertible into
                                                          common and preferred stocks. The
                                                          Portfolio emphasizes value style of
                                                          investing seeking well-established,
                                                          undervalued companies believed by the
                                                          Portfolio's investment adviser to
                                                          posses the potential for capital
                                                          growth and income.
Van Kampen UIF Global Real         Y             Y        Current income and capital               Morgan Stanley
Estate Portfolio, Class II                                appreciation. Invests primarily in       Investment Management
Shares                                                    equity securities of companies in the    Inc., doing business
                                                          real estate industry located             as Van Kampen,
                                                          throughout the world, including real     adviser; Morgan
                                                          estate operating companies, real         Stanley Investment
                                                          estate investment trusts and similar     Management Limited and
                                                          entities established outside the U.S.    Morgan Stanley
                                                          (foreign real estate companies).         Investment Management
                                                                                                   Company, sub-
                                                                                                   advisers.
Van Kampen UIF Mid Cap             Y             Y        Long-term capital growth. Invests        Morgan Stanley
Growth Portfolio, Class II                                primarily in growth-oriented equity      Investment Management
Shares                                                    securities of U.S. mid cap companies     Inc., doing business
                                                          and foreign companies, including         as Van Kampen.
                                                          emerging market securities.


--------------------------------------------------------------------------------

  32  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Van Kampen UIF U.S. Real           N             Y        Above-average current income and         Morgan Stanley
Estate Portfolio, Class II                                long-term capital appreciation by        Investment Management
Shares                                                    investing primarily in equity            Inc., doing business
                                                          securities of companies in the U.S.      as Van Kampen.
                                                          real estate industry, including real
                                                          estate investment trusts.
                                                          Non-diversified Portfolio that invests
                                                          primarily in equity securities of
                                                          companies in the U.S. real estate
                                                          industry, including real estate
                                                          investment trusts.
Wanger International Small         Y             Y        Long-term growth of capital. Invests     Columbia Wanger Asset
Cap                                                       primarily in stocks of companies based   Management, L.P.
                                                          outside the U.S. with market
Effective June 1, 2008, the                               capitalizations of less than $5
Fund will change its name to                              billion at time of initial purchase.
Wanger International.
                                                          Effective June 1, 2008:
                                                          Long-term growth of capital. Under
                                                          normal market circumstances, the Fund
                                                          invests a majority of its net assets
                                                          in small- and mid-sized companies with
                                                          market capitalizations under $5
                                                          billion at the time of investment.
                                                          However, if the Fund's investments in
                                                          such companies represent less than a
                                                          majority of its net assets, the Fund
                                                          may continue to hold and to make
                                                          additional investments in an existing
                                                          company in its portfolio even if that
                                                          company's capitalization has grown to
                                                          exceed $5 billion. Except as noted
                                                          above, under normal market
                                                          circumstances, the Fund may invest in
                                                          other companies with market
                                                          capitalizations above $5 billion,
                                                          provided that immediately after that
                                                          investment a majority of its net
                                                          assets would be invested in companies
                                                          with market capitalizations under $5
                                                          billion.


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   33

                              AVAILABLE     AVAILABLE
                              UNDER         UNDER
                              CONTRACTS     CONTRACTS
                              PURCHASED     PURCHASED
                              ON OR AFTER   PRIOR TO
INVESTING IN                  MAY 1, 2007   MAY 1, 2007   INVESTMENT OBJECTIVE AND POLICIES        INVESTMENT ADVISER
Wanger U.S. Smaller                Y             Y        Long-term growth of capital. Invests     Columbia Wanger Asset
Companies                                                 primarily in stocks of small- and        Management, L.P.
                                                          medium-size U.S. companies with market
Effective June 1, 2008, the                               capitalizations of less than $5
Fund will change its name to                              billion at time of initial purchase.
Wanger USA.
                                                          Effective June 1, 2008:
                                                          Long-term growth of capital. Under
                                                          normal market circumstances, the Fund
                                                          invests a majority of its net assets
                                                          in small- and mid-sized companies with
                                                          market capitalizations under $5
                                                          billion at the time of investment.
                                                          However, if the Fund's investments in
                                                          such companies represent less than a
                                                          majority of its net assets, the Fund
                                                          may continue to hold and to make
                                                          additional investments in an existing
                                                          company in its portfolio even if that
                                                          company's capitalization has grown to
                                                          exceed $5 billion. Except as noted
                                                          above, under normal market
                                                          circumstances, the Fund may invest in
                                                          other companies with market
                                                          capitalizations above $5 billion,
                                                          provided that immediately after that
                                                          investment a majority of its net
                                                          assets would be invested in companies
                                                          with market capitalizations under $5
                                                          billion.


THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.


Currently, unless an asset allocation program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin.



Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

--------------------------------------------------------------------------------

  34  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or withdraw out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or withdraw the contract value (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state.


We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(R) rider or the Guarantor(SM) Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.


The 30-day rule does not apply and no MVA will apply to:

- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or Interest Sweep Strategy;

- automatic rebalancing under any Portfolio Navigator model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new Portfolio Navigator model portfolio;

- amounts applied to an annuity payout plan while a Portfolio Navigator model portfolio containing one or more GPAs is in effect;

- reallocation of your contract value according to an updated Portfolio Navigator model portfolio;

- amounts withdrawn for fees and charges; or

- amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

            IF YOUR GPA RATE IS:               THE MVA IS:
 Less than the new GPA rate + 0.10%             Negative
 Equal to the new GPA rate + 0.10%              Zero
 Greater than the new GPA rate + 0.10%          Positive

For examples, see Appendix A.

--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   35

THE FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006 AND IF AVAILABLE IN YOUR STATE)

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT

Unless an asset allocation program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT

You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

- for amounts in the DCA fixed account you instruct us to transfer to the GPAs;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the Portfolio Navigator model portfolio in effect;

--------------------------------------------------------------------------------

  36  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- if no Portfolio Navigator model portfolio is in effect, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the Portfolio Navigator model portfolio then in effect;

- if no Portfolio Navigator model portfolio is in effect, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT


Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our corporate office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):

- GPAs, the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional Portfolio Navigator asset allocation program(1); and

- one of the following Death Benefits:


  - ROP Death Benefit



  - MAV Death Benefit(2)



  - 5% Accumulation Death Benefit(2)



  - Enhanced Death Benefit(2)


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   37

In addition, you may also select (if available in your state):

EITHER OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):


- Accumulation Protector Benefit(R) rider



- SecureSource(SM) rider


EITHER OF THE FOLLOWING OPTIONAL DEATH BENEFITS:


- Benefit Protector(R) Death Benefit rider(3)



- Benefit Protector(R) Plus Death Benefit rider(3)


(1)  There is no additional charge for this feature.

(2) The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(R) and Benefit Protector(R) Plus Death Benefit riders.


(3) Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit.


The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account, in even 1% increments subject to the $1,000 minimum required investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


If your application is complete, we will process it and apply your purchase payment to the GPAs, the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to the accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).


If you satisfy your required minimum distribution in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

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  38  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts purchased on or after May 1, 2006, in most states. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.

BENEFICIARY


We will pay the death benefit to your named beneficiary if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)



If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


PURCHASE PAYMENTS


Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.


MINIMUM INITIAL PURCHASE PAYMENT


  $10,000


MINIMUM ADDITIONAL PURCHASE PAYMENTS


  $50 for SIPs.


  $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*


  $1,000,000



* This limit applies in total to all RiverSource Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative additional purchase payments for contracts with the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(R) or the Guarantor(R) Withdrawal Benefit. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(R) rider.


HOW TO MAKE PURCHASE PAYMENTS


 1 BY LETTER


Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2 BY SIP


Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT


If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   39

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.


The mortality and expense risk fee you pay is determined by the death benefit guarantee you select:


                                                                                    MORTALITY AND
                                                                                   EXPENSE RISK FEE
 ROP Death Benefit                                                                       1.30%
 MAV Death Benefit                                                                       1.50
 5% Accumulation Death Benefit                                                           1.65
 Enhanced Death Benefit                                                                  1.70



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years (see "Expense Summary").


You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(R) rider or the Guarantor(R) Withdrawal Benefit rider:



CONTRACTS WITHOUT SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER OR GUARANTOR(R) WITHDRAWAL BENEFIT RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.

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  40  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONTRACTS WITH SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


CONTRACTS WITH GUARANTOR(R) WITHDRAWAL BENEFIT RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the Remaining Benefit Payment.


(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.


Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY.") For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. A partial withdrawal that includes contract value taken from the Guarantee Period Accounts may also be subject to a Market Value Adjustment (see "Guarantee Period Accounts -- Market Value Adjustment"). We pay you the amount you request.


Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.


For an example, see Appendix B.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the SecureSource(SM) rider or Guarantor Withdrawal Benefit for Life(R) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;



- if you elected the Guarantor(R) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   41

- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

- amounts we refund to you during the free look period; and

- death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on your contract option and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE


We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Accumulation Protector Benefit(R) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently, the Accumulation Protector Benefit(R) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Accumulation Protector Benefit(R) rider charge will not exceed a maximum of 1.75%.



We will not change the Accumulation Protector Benefit(R) rider charge after the rider effective date unless:


(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge.

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

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  42  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

SECURESOURCE(SM) RIDER FEE

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:


- SecureSource(SM) - Single Life rider, 0.65%;



- SecureSource(SM) - Joint Life rider, 0.85%.


We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) - Single Life rider charge will not exceed a maximum charge of 1.50%. The SecureSource(SM) - Joint Life rider charge will not exceed a maximum charge of 1.75%.


We will not change the SecureSource(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE(1)


We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Guarantor Withdrawal Benefit for Life(R) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   43

Currently the Guarantor Withdrawal Benefit for Life(R) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit for Life(R) rider charge will not exceed a maximum charge of 1.50%.



We will not change the Guarantor Withdrawal Benefit for Life(R) rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life(R) rider charge will not change until the end of the waiting period, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective annual step up or elect to change your Portfolio Navigator model portfolio;


(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE(1)



THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX K) UNLESS OTHERWISE NOTED.


We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Guarantor(R) Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor(R) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor(R) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.



We will not change the Guarantor(R) Withdrawal Benefit rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor(R) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective step up or elect to change your Portfolio Navigator model portfolio;


(b) you choose the spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


(1)  See disclosure in Appendix K.


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  44  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

INCOME ASSURER BENEFIT(R) RIDER FEE



We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(R) rider you select. There are three Income Assurer Benefit(R) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(R) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(R) is as follows:



                                                                 MAXIMUM           CURRENT
 Income Assurer Benefit(R) - MAV                                  1.50%             0.30%(1)
 Income Assurer Benefit(R) - 5% Accumulation Benefit Base         1.75              0.60(1)
 Income Assurer Benefit(R) - Greater of MAV or 5%
 Accumulation Benefit Base                                        2.00              0.65(1)



(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(R) - MAV -- 0.55%, Income Assurer Benefit(R) -- 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit
     Base -- 0.75%.



We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently the Income Assurer Benefit(R) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(R) rider charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.


OPTIONAL DEATH BENEFITS -- CURRENTLY OFFERED


BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


If the contract is terminated for any reason other than death or annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.



BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


If the contract is terminated for any reason other than death or annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS

We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

- the sum of your purchase payments and transfer amounts allocated to the GPAs;

- plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   45

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit(R) rider;



  - SecureSource(SM) rider;



  - Guarantor Withdrawal Benefit for Life(R) rider;



  - Guarantor(R) Withdrawal Benefit rider;



  - Income Assurer Benefit(R) rider;



  - Benefit Protector(R) rider; or



  - Benefit Protector(R) Plus rider.


THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit(R) rider;



  - SecureSource(SM) rider;



  - Guarantor Withdrawal Benefit for Life(R) rider;



  - Guarantor(R) Withdrawal Benefit rider;



  - Income Assurer Benefit(R) rider;



  - Benefit Protector(R) rider; or



  - Benefit Protector(R) Plus rider.


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.



ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

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  46  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS:Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit(R) rider;



  - SecureSource(SM) rider;



  - Guarantor Withdrawal Benefit for Life(R) rider;



  - Guarantor(R) Withdrawal Benefit rider;



  - Income Assurer Benefit(R) rider;



  - Benefit Protector(R) rider; or



  - Benefit Protector(R) Plus rider.


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA to one or more subaccounts. Only the one-year GPA is available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year GPA into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   47

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                                      AMOUNT                 ACCUMULATION                OF UNITS
OF DOLLARS EACH MONTH ...                   MONTH                INVESTED                 UNIT VALUE                 PURCHASED
                                             Jan                   $100                      $20                       5.00
                                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price is low
....                           ARROW

                                             Mar                    100                       17                       5.88
                                             Apr                    100                       15                       6.67
                                             May                    100                       16                       6.25
                                             Jun                    100                       18                       5.56
                                             Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high.         ARROW
                                             Aug                    100                       19                       5.26
                                             Sept                   100                       21                       4.76
                                             Oct                    100                       20                       5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use through the DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM


The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described in Appendix I for owners of all contracts purchased on or after May 1, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after May 1, 2006. The PN program is available for nonqualified annuities and for qualified annuities.



The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, and may include certain GPAs and/or the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract purchased on or after May 1, 2006 includes an optional Accumulation Protector Benefit(R) rider, SecureSource(SM) rider, Guarantor Withdrawal Benefit for Life(R) rider, Guarantor(R) Withdrawal Benefit rider or Income Assurer

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  48  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Benefit(R) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.


Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential Conflicts of Interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust, monitors the performance of the RiverSource Variable Series Trust. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a fund. RiverSource Investments also may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.
--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   49

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, any GPAs and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Protector Benefit(R) rider, SecureSource(SM) rider, Guarantor Withdrawal Benefit for Life(R) rider, Guarantor(R) Withdrawal Benefit rider or Income Assurer Benefit(R) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource(SM) rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market


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  50  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Timing"). If your contract includes the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(R) rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g. rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT(R) RIDER, SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER, GUARANTOR(R) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(R) RIDER



If you purchase the optional Accumulation Protector Benefit(SM) rider, the optional SecureSource(SM) rider, the optional Guarantor Withdrawal Benefit for Life(R) rider, the optional Guarantor(R) Withdrawal Benefit rider or the optional Income Assurer Benefit(R) rider, you are required to participate in the PN program under the terms of each rider.



- ACCUMULATION PROTECTOR BENEFIT(R) RIDER: You cannot terminate the Accumulation Protector Benefit(R) rider. As long as the Accumulation Protector Benefit(R) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(R) rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(R) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER: The SecureSource(SM) rider and the Guarantor Withdrawal Benefit for Life(R) rider require that your contract value be invested in one of the model portfolios for the life of the rider. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   51

  Because you cannot terminate the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(R) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE(SM) RIDER OR THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- GUARANTOR(R) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(R) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(R) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(R) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT(R) RIDER: You can terminate the Income Assurer Benefit(R) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(R) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(R) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(R) RIDER IS IN EFFECT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Protector Benefit(R) rider, the optional SecureSource(SM) rider, the optional Guarantor Withdrawal Benefit for Life(R) rider, the optional Guarantor(R) Withdrawal Benefit rider or the optional Income Assurer Benefit(R) rider with your contract, you may elect to participate in the PN program.



You may elect the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). You can elect to participate in the PN program again at any time.



You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full withdrawal from your contract, on your retirement date or when your contract terminates for any reason.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account. You may not transfer value to the DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

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  52  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your GPAs and the DCA fixed account.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   53

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege;



- modifying instructions under an automated transfer program to include a restricted fund if you do not provide a new instruction


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

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  54  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:


RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your subaccounts, one-year fixed account or GPAs.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If a Portfolio Navigator model portfolio is in effect, you are not allowed to set up automated transfers except in connection with a DCA Fixed Account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   55

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our corporate office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")



Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(R) rider or the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(R) rider or the Guarantor(R) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1) After executing a partial withdrawal, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

(1) If you elected a SecureSource(SM) rider, you do not have the option to request from which account to withdraw.

RECEIVING PAYMENT

By regular or express mail:

- payable to you;

- mailed to address of record.


NOTE: We will charge you a fee if you request express mail delivery.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:


  - the withdrawal amount includes a purchase payment check that has not cleared;



  - the NYSE is closed, except for normal holiday and weekend closings;



  - trading on the NYSE is restricted, according to SEC rules;



  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or



  - the SEC permits us to delay payment for the protection of security holders.



TSA -- SPECIAL PROVISIONS


PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:


  - you are at least age 59 1/2; or



  - you are disabled as defined in the Code; or


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  56  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  - you severed employment with the employer who purchased the contract; or



  - the distribution is because of your death; or



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(R) and/or Benefit Protector(R) Plus, the riders will terminate upon transfer of ownership of the annuity contract. The SecureSource(SM) - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit(R), the SecureSource(SM) - Single Life, the Guarantor Withdrawal Benefit for Life(R) and the Guarantor(R) Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract. Continuance of the Benefit Protector(R) rider is optional. (See "Optional Benefits.")


BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

- ROP Death Benefit;

- MAV Death Benefit;

- 5% Accumulation Death Benefit; or

- Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   57

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

  ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV       =   PW X DB
    DEATH BENEFITS)                                                  ------------
                                                                     CV



  PW = the partial withdrawal including any applicable withdrawal charge or MVA.



  DB = the death benefit on the date of (but prior to) the partial withdrawal.



  CV = contract value on the date of (but prior to) the partial withdrawal.


MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% VARIABLE ACCOUNT FLOOR: is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

- minus adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account.


Thereafter, we continue to add subsequent amounts allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

  5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED       =   PWT X VAF
    PARTIAL WITHDRAWALS                                              ---------------
                                                                     SV



  PWT   =   the amount transferred from the subaccounts or the DCA fixed account or the amount of the partial withdrawal (including any applicable withdrawal charge or MVA) from the
            subaccounts or the DCA fixed account.
  VAF   =   variable account floor on the date of (but prior to) the
            transfer or partial withdrawal.
  SV    =   value of the subaccounts and the DCA fixed account on the
            date of (but prior to) the transfer of partial withdrawal.



The amount of purchase payment withdrawn from or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:



(a) is the amount of purchase payment in the account or subaccount on the date of but prior to the current withdrawal or transfer; and


(b) is the ratio of the amount transferred or withdrawn from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current withdrawal or transfer.

For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been withdrawn or transferred out of the subaccounts or DCA fixed account.


NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(R) 5% variable account floor.


RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, the death benefit will be the greater of these two values:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE

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  58  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the MAV on the date of death.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 5% variable account floor.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these four values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals;

3. the MAV on the date of death; or

4. the 5% variable account floor.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(R) and Benefit Protector(R) Plus riders, if selected, will terminate. The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(R), SecureSource(SM) - Single Life, Guarantor Withdrawal Benefit for Life(R) or Guarantor(R) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(R) rider is optional. (See "Optional Benefits.")


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource(SM) rider, if selected, will terminate.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   59

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.



  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(R) and the Benefit Protector(R) Plus riders, if selected, will terminate. The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(R), SecureSource(SM) - Single Life, Guarantor Withdrawal Benefit for Life(R) or Guarantor(R) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(R) is optional. (See "Optional Benefits.")



- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  Additionally, the optional SecureSource(SM) rider, if selected, will terminate.



- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


ACCUMULATION PROTECTOR BENEFIT(R) RIDER



The Accumulation Protector Benefit(R) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(R) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:



ON THE BENEFIT DATE, IF:                         THEN YOUR ACCUMULATION PROTECTOR BENEFIT(R) RIDER BENEFIT IS:
The Minimum Contract Accumulation Value          The contract value is increased on the benefit date to equal
(defined below) as determined under the          the Minimum Contract Accumulation Value as determined under
Accumulation Protector Benefit(R) rider is       the Accumulation Protector Benefit(R) rider on the benefit
greater than your contract value,                date.
The contract value is equal to or greater than   Zero; in this case, the Accumulation Protector Benefit(R)
the Minimum Contract Accumulation Value as       rider ends without value and no benefit is payable.
determined under the Accumulation Protector
Benefit(R) rider,



If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(R) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(R) rider on the valuation date your contract value reached zero.



If this rider is available in your state, you may elect the Accumulation Protector Benefit(R) rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(R) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(R) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further fees for the rider will be deducted. The Accumulation Protector Benefit(R) rider may not be purchased with the optional SecureSource(SM), Guarantor Withdrawal Benefit for Life(R) or the Guarantor(R) Withdrawal Benefit riders or any Income Assurer Benefit(R) rider. When the rider ends, you may be able to purchase


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  60  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(R) rider may not be available in all states.



You should consider whether an Accumulation Protector Benefit(R) rider is appropriate for you because:


- you must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider;


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(R) rider;



- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those you take to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit(R) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;



- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(R) rider, which is the length of the waiting period under the Accumulation Protector Benefit(R) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(R) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(R) rider may provide;



- the 10 year waiting period under the Accumulation Protector Benefit(R) rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and



- the 10 year waiting period under the Accumulation Protector Benefit(R) rider may be restarted if you elect to change model portfolio to one that causes the Accumulation Protector Benefit(R) rider charge to increase (see "Charges").



Be sure to discuss with your investment professional whether a Accumulation Protector Benefit(R) rider is appropriate for your situation.



HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(R):


BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.


MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(R) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.


ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.


WAITING PERIOD: The waiting period for the rider is 10 years.


We reserve the right to restart the waiting period on the latest contract anniversary if you change your asset allocation model after we have exercised our rights to increase the rider charge for new contract owners, or if you change your asset allocation model after we have exercised our rights to charge a separate charge for each model.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   61

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(R) rider at that time for new contract owners. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(R) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.


The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION


If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(R) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.


TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full withdrawal; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix D.

SECURESOURCE(SM) RIDERS

There are two optional SecureSource(SM) riders available under your contract:


- SecureSource(SM) - Single Life; or



- SecureSource(SM) - Joint Life.


The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.


The SecureSource(SM) - Single Life rider covers one person. The
SecureSource(SM) - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.


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  62  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if(1):


- you purchase your contract on or after May 1, 2007; and


- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.


(1) The SecureSource(SM) rider is not available under an inherited qualified annuity.


The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);


- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).


Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payment (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.
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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   63

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource(SM) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

     (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

     (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.


     JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).


  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

     (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

     (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

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  64  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not less than zero.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider. If you elect the SecureSource(SM) rider, you may not elect the Accumulation Protector Benefit(R) rider.



- NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



  If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   65

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- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.


You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.


KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

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  66  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.


  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   67

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- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):


- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.


- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

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  68  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:


- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.


- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.


  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.


  (c) upon the first death of a covered spouse, then

     (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

     (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or


     (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.


  (d) Following dissolution of marriage of the covered spouses,


     (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or



     (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.


- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   69

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- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the purchase payment amount.


- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).


- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

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  70  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation, the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.


JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.


SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, Guarantee Period Accounts (where available), the One-Year Fixed Account (if applicable) and the DCA Fixed Account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   71

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or


   (b) SINGLE LIFE: wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



   (c) JOINT LIFE: wait until the rider anniversary on/following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.


We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:


SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.


If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

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  72  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.


If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.



If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving spouse or 2) the RBA is reduced to zero.


If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:


SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged. If the covered person changes due to the ownership change, the ALP and RALP will be reset as follows:


- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   73

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource(SM) rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than your spouse continues the contract, or


  (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.


2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than a covered spouse continues the contract, or


  (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.


3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED

If you bought a contract before May 1, 2007 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.


IF YOU PURCHASED               AND YOU SELECTED ONE OF THE               DISCLOSURE FOR THIS BENEFIT MAY BE
A CONTRACT(1)...               FOLLOWING OPTIONAL LIVING BENEFITS...     FOUND IN THE FOLLOWING APPENDIX:
Before April 29, 2005          Guarantor(R) Withdrawal Benefit ("Rider   Appendix K
                               B")
April 29, 2005 - April 30,     Guarantor(R) Withdrawal Benefit ("Rider   Appendix K
2006                           A")
May 1, 2006 - April 30, 2007   Guarantor Withdrawal Benefit for          Appendix J
                               Life(R)
Before May 1, 2007             Income Assurer Benefit(R)                 Appendix L


(1) These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.

OPTIONAL DEATH BENEFITS -- CURRENTLY OFFERED


BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(R))



The Benefit Protector(R) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(R) provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.



If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(R) to your contract. You must elect the Benefit Protector(R) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector(R) Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by

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  74  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(R) is appropriate for your situation.



The Benefit Protector(R) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the applicable death benefit, plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.


EARNINGS AT DEATH: For purposes of the Benefit Protector(R) and Benefit Protector(R) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.



TERMINATING THE BENEFIT PROTECTOR(R)


- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(R) Death Benefit Rider within 30 days of the date they elect to continue the contract.


For an example, see Appendix G.


BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(R) PLUS)



The Benefit Protector(R) Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(R) Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(R) rider during the second rider year.



If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(R) Plus to your contract. You must elect the Benefit Protector(R) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector(R), the 5% Accumulation Death Benefit or the Enhanced Death Benefit.



Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(R) Plus is appropriate for your situation.



The Benefit Protector(R) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:



- the benefits payable under the Benefit Protector(R) described above, plus:


- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:


                 PERCENTAGE IF YOU AND THE ANNUITANT ARE    PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR    UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                        0%                                          0%
 Three and Four                    10%                                       3.75%
 Five or more                      20%                                        7.5%


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   75

Another way to describe the benefits payable under the Benefit Protector(R) Plus rider is as follows:


- the applicable death benefit, plus:

                              IF YOU AND THE ANNUITANT ARE UNDER
CONTRACT YEAR           AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .
 One             Zero
 Two             40% x earnings at death (see above)
 Three and Four  40% x (earnings at death + 25% of initial purchase payment*)
 Five or more    40% x (earnings at death + 50% of initial purchase payment*)

                              IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR          OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
 One             Zero
 Two             15% x earnings at death
 Three and Four  15% x (earnings at death + 25% of initial purchase payment*)
 Five or more    15% x (earnings at death + 50% of initial purchase payment*)


* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


TERMINATING THE BENEFIT PROTECTOR(R) PLUS


- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector(R) Plus and substitute the applicable death benefit (see "Benefits in Case of Death").


For an example, see Appendix H.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.



Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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ANNUITY PAYOUT PLANS


You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(R) rider.



- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.



- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN (under the Income Assurer Benefit(R) rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.



- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND (not available under the Income Assurer Benefit(R) rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


- PLAN D


  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.



  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.



- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit(R) rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit(R) rider and elect this annuity payout plan based on the guaranteed income benefit base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 6.30% or 7.80% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").



- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) OR GUARANTOR(R) WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource(SM) Riders", "Appendix J:
  Guarantor Withdrawal Benefit for Life(R) Rider" or "Appendix K: Guarantor(R) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   77

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- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than the life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


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  78  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   79

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Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the


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  80  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   81

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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT


- Only securities broker-dealers ("selling firms") registered with the SEC and members of FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS


- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.0% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.


- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and,

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");


- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");


- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and,

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

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  82  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2007 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   83
reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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  84  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

                  TABLE OF CONTENTS AND CROSS-REFERENCE TABLE


APPENDIX NAME                                           PAGE #   CROSS-REFERENCE                                           PAGE #
 Appendix A: Example -- Market Value Adjustment (MVA)   p. 86    Guarantee Period Accounts (GPAs)                           p. 34
 Appendix B: Example -- Withdrawal Charges              p. 88    Charges -- Withdrawal Charges                              p. 40
 Appendix C: Example -- Death Benefits                  p. 93    Benefits in Case of Death                                  p. 57
 Appendix D: Example -- Accumulation Protector                   Optional Benefits -- Accumulation Protector Benefit(R)
 Benefit(R) Rider                                       p. 96    Rider                                                      p. 60
 Appendix E: Example -- SecureSource(SM) Riders         p. 98    Optional Benefits -- SecureSource(SM) Riders               p. 62
 Appendix F: SecureSource(SM) Riders -- Additional RMD           Optional Benefits -- SecureSource(SM) Riders
 Disclosure                                             p. 102                                                              p. 62
 Appendix G: Example -- Benefit Protector(R) Death               Optional Benefits -- Benefit Protector(R) Death Benefit
 Benefit Rider                                          p. 104   Rider                                                      p. 74
 Appendix H: Example -- Benefit Protector(R) Plus                Optional Benefits -- Benefit Protector(R) Plus Death
 Death Benefit Rider                                    p. 106   Benefit Rider                                              p. 75
 Appendix I: Asset Allocation Program for Contracts              N/A
 Purchased Before May 1, 2006                           p. 108
 Appendix J: Guarantor Withdrawal Benefit for Life(R)            N/A
 Rider Disclosure                                       p. 109
 Appendix K: Guarantor(R) Withdrawal Benefit Rider               N/A
 Disclosure                                             p. 121
 Appendix L: Income Assurer Benefit(R) Riders           p. 129   N/A
 Appendix M: Condensed Financial Information                     Condensed Financial Information (Unaudited)
 (Unaudited)                                            p. 138                                                              p. 13


The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.


The examples of death benefits and optional riders in appendices C through E and J through L include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   85

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:


                                       1 + I
      EARLY WITHDRAWAL AMOUNT X [(  ------------ )(N/12)  - 1] = MVA
                                    1 + J + .001


      Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period.

              n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:


                           1.030
      $1,000 X   [(  -----------------  )(84/12) - 1] = - $39.84
                      1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:


                           1.030
      $1,000 X   [(  -----------------  )(84/12) - 1] = $27.61
                      1 + .025 + .001


In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See
"Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an

--------------------------------------------------------------------------------

  86 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   87

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:


   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(R) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.



   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(R) rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:


       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)


If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

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  88  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:



This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:



ASSUMPTIONS:



- We receive a single $50,000 purchase payment;



- During the fourth contract year you withdraw the contract for its total value. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and



- You have made no prior withdrawals.



WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00



WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:


--------------------------------------------------------------------------------


STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00
STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        60,000.00            40,000.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):        50,000.00            40,000.00
STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00
STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

                     PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                                                      0.00             4,200.00
                                                        XSF from Step 4 =
                                                                                 50,000.00            40,000.00
                                                        ACV from Step 3 =
                                                                                 60,000.00            40,000.00
                                                         CV from Step 1 =
                                                                                 10,000.00             4,200.00
                                                        TFA from Step 2 =
                                                                                 50,000.00            50,000.00
                                                      PPNPW from Step 1 =
                                                                                ----------           ----------
                                                                                 50,000.00            50,000.00
                                                                    PPW =


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   89

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:        50,000.00            50,000.00
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                                multiplied by the withdrawal charge rate:           x 6.0%               x 6.0%
                                                                                ----------           ----------
                                                       withdrawal charge:         3,000.00             2,748.00
STEP 7.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                                Contract value withdrawn:        60,000.00            40,000.00
                                                       WITHDRAWAL CHARGE:        (3,000.00)           (2,748.00)
                         Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                                ----------           ----------
                                            NET FULL WITHDRAWAL PROCEEDS:        56,960.00            37,212.00


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  90  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:



This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:



ASSUMPTIONS:



- We receive a single $50,000 purchase payment;



- During the fourth contract year you request a net partial withdrawal of $15,000.00. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and



- You have made no prior withdrawals.



WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:        60,000.00            40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00



We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.



WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:


--------------------------------------------------------------------------------


STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------

                       Earnings in the contract (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5.800.00             4.200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                                Contract value withdrawn:        15,319.15            15,897.93
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):         5,319.15            15,897.93

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (tut not less than zero):             0.00             4,200.00


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   91

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:
         PPW = XSF + (ACV - XSF) / (CV - TFA) * (PPNPW - XSF)

                                                                                      0.00             4,200.00
                                                        XSF from Step 4 =
                                                                                  5,319.15            15,897.93
                                                        ACV from Step 3 =
                                                                                 60,000.00            40,000.00
                                                         CV from Step 1 =
                                                                                 10,000.00             4,200.00
                                                        TFA from Step 2 =
                                                                                 50,000.00            50.000.00
                                                      PPNPW from Step 1 =
                                                                                ----------           ----------
                                                                                  5,319.15            19,165.51
                                                                    PPW =

STEP 6.  We then calculate the withdrawal charge as a percentage of PPW.
         Note that for a contract with a loss, PPW may be greater than the amount you request to withdraw:
                                                                     PPW:         5,319.15            19,165.51
                                                                less XSF:             0.00             4,200.00
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:         5,319.15            14,965.51
                                multiplied by the withdrawal charge rate:           X 6.0%               X 6.0%
                                                                                ----------           ----------
                                                       withdrawal charge:           319.15               897.93

STEP 7.  The dollar amount you will receive as a result of your partial withdrawal is determined as:
                                                Contract value withdrawn:        15,319.15            15,897.93
                                                       WITHDRAWAL CHARGE:          (319.15)             (897.93)
                                                                                ----------           ----------
                                         NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00            15,000.00


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  92  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT


- You purchase the contract with a payment of $20,000; and



- on the first contract anniversary you make an additional purchase payment of $5,000; and



- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and



- During the third contract year the contract value grows to $23,000.



  WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
  CONTRACT VALUE AT DEATH:                                                                    $23,000.00
                                                                                              ----------
  Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                             $25,000.00
         minus adjusted partial withdrawals calculated as:
         $1,500 X $25,000
         ----------------  =                                                                   -1,704.55
             $22,000                                                                          ----------
         for a death benefit of:                                                              $23,295.45
                                                                                              ----------


  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO
  VALUES:                                                             $23,295.45

EXAMPLE -- MAV DEATH BENEFIT


- You purchase the contract with a payment of $25,000; and



- on the first contract anniversary the contract value grows to $26,000; and



- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.





  WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS
  FOLLOWS:
  1. CONTRACT VALUE AT DEATH:                                                                 $20,500.00
                                                                                              ----------
  2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                             $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 X $25,000
         ----------------  =                                                                   -1,704.55
             $22,000
                                                                                              ----------
         for a death benefit of:                                                              $23,295.45
                                                                                              ----------
  3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                        $26,000.00
         plus purchase payments made since the prior anniversary:                                  +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 X $26,000
         ----------------  =                                                                   -1,772.73
             $22,000                                                                          ----------
         for a death benefit of:                                                              $24,227.27
                                                                                              ----------


  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27

--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   93

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT



ASSUMPTIONS:



- You purchase the contract with a payment of $25,000 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and



- on the first contract anniversary, the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and



- During the second contract year the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.



  THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS
  CALCULATED AS FOLLOWS:
  1. CONTRACT VALUE AT DEATH:                                                                 $22,800.00
                                                                                              ----------
  2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                             $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 X $25,000
         ----------------  =
             $24,300
                                                                                               -1,543.21
                                                                                              ----------
         for a death benefit of:                                                              $23,456.79
                                                                                              ----------
  3. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor on the first contract anniversary, calculated as:
         1.05 X $20,000 =                                                                     $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                         +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 X $21,000
         ----------------  =
             $19,000
                                                                                              -$1,657.89
                                                                                              ----------
         variable account floor benefit:                                                      $19,342.11
         plus the GPA account value:                                                           +5,300.00
                                                                                              ----------
                                                                                              $24,642.11
         5% variable account floor (value of the GPA account and the variable account floor):



  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES,
  WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                             $24,642.11


--------------------------------------------------------------------------------

  94  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT



ASSUMPTIONS:



- You purchase the contract with a payment of $25,000 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and



- on the first contract anniversary, the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and



- During the second contract year, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.



  THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
  FOLLOWS:
  1. CONTRACT VALUE AT DEATH:                                                                 $22,800.00
                                                                                              ----------
  2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                             $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 X $25,000
         ----------------  =                                                                   -1,543.21
             $24,300                                                                          ----------
         for a death benefit of:                                                              $23,456.79
                                                                                              ----------
  3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                                    $25,000.00
         plus purchase payments made since that anniversary:                                       +0.00
         minus adjusted partial withdrawals made since that anniversary, calculated as:
         $1,500 X $25,000
         ----------------  =                                                                   -1,543.21
             $24,300                                                                          ----------
         for a MAV Death Benefit of:                                                          $23,456.79
                                                                                              ----------
  4. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor the first contract anniversary, calculated as:
         1.05 X $20,000                                                                       $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                         +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 X $21,000
         ----------------  =                                                                  -$1,657.89
             $19,000                                                                          ----------
         variable account floor benefit:                                                      $19,342.11
         plus the GPA value:                                                                   +5,300.00
                                                                                              ----------
         5% variable account floor (value of the GPAs and the variable account floor):        $24,642.11
                                                                                              ----------



  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% VARIABLE ACCOUNT FLOOR:                                   $24,642.11


--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   95

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(R) RIDER


AUTOMATIC STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract years. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:

- You purchase the contract with a payment of $125,000; and

- you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and

- you do not exercise the elective step up option available under the rider; and

- you do not change model portfolios.

Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.


                                                                              MCAV       HYPOTHETICAL    HYPOTHETICAL
CONTRACT                                                                    ADJUSTED       ASSUMED         ASSUMED
DURATION                                        PURCHASE      PARTIAL       PARTIAL        NET RATE        CONTRACT
IN YEARS                                        PAYMENTS    WITHDRAWALS    WITHDRAWAL     OF RETURN         VALUE          MCAV
 At Issue                                       $125,000      $  N/A         $  N/A           N/A          $125,000      $125,000
 1                                                    0            0              0          12.0%          140,000       125,000
 2                                                    0            0              0          15.0%          161,000       128,800(2)
 3                                                    0            0              0           3.0%          165,830       132,664(2)
 4                                                    0            0              0          -8.0%          152,564       132,664
 5                                                    0        2,000          2,046         -15.0%          127,679       130,618
 6                                                    0            0              0          20.0%          153,215       130,618
 7                                                    0            0              0          15.0%          176,197       140,958(2)
 8                                                    0        5,000          4,444         -10.0%          153,577       136,513
 9                                                    0            0              0         -20.0%          122,862       136,513
 10(1)                                                0            0              0         -12.0%          108,118       136,513


(1)  The APB benefit date.
(2) These values indicate where the automatic step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.

ELECTIVE STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:

- You purchase the contract with a payment of $125,000; and

- you make no additional purchase payments to the contract; and
--------------------------------------------------------------------------------

  96  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and,

- the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

- you do not change asset allocation models.

Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise of the elective step up option. When the waiting period expires, the rider ends. On the benefit date the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.


               YEARS                                      MCAV       HYPOTHETICAL    HYPOTHETICAL
CONTRACT    REMAINING IN                                ADJUSTED       ASSUMED         ASSUMED
DURATION    THE WAITING     PURCHASE      PARTIAL       PARTIAL      NET RATE OF       CONTRACT
IN YEARS       PERIOD       PAYMENTS    WITHDRAWALS    WITHDRAWAL       RETURN          VALUE          MCAV
 At Issue        10         $125,000      $  N/A         $  N/A           N/A          $125,000      $125,000
 1               10(2)            0            0              0          12.0%          140,000       140,000(3)
 2               10(2)            0            0              0          15.0%          161,000       161,000(3)
 3               10(2)            0            0              0           3.0%          165,830       165,830(3)
 4                9               0            0              0          -8.0%          152,564       165,830
 5                8               0        2,000          2,558         -15.0%          127,679       163,272
 6                7               0            0              0          20.0%          153,215       163,272
 7               10(2)            0            0              0          15.0%          176,197       176,197(3)
 8                9               0        5,000          5,556         -10.0%          153,577       170,642
 9                8               0            0              0         -20.0%          122,862       170,642
 10               7               0            0              0         -12.0%          108,118       170,642
 11               6               0            0              0           3.0%          111,362       170,642
 12               5               0            0              0           4.0%          115,817       170,642
 13               4               0        7,500         10,524           5.0%          114,107       160,117
 14               3               0            0              0           6.0%          120,954       160,117
 15               2               0            0              0          -5.0%          114,906       160,117
 16               1               0            0              0         -11.0%          102,266       160,117
 17(1)            0               0            0              0          -3.0%           99,198       160,117


(1)  The APB benefit date.
(2)  The waiting period restarts when the elective step up is exercised.
(3)  These values indicate when the elective step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.

--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   97

APPENDIX E: EXAMPLE -- SECURESOURCE(SM) RIDERS


EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                            0         5,000          92,000       100,000      95,000     7,000     2,000
 1                              0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                              0             0          81,000        90,000      90,000     6,300     6,300
 5                              0             0          75,000        90,000      90,000     6,300     6,300
 5.5                            0         5,400          70,000        90,000      84,600     6,300       900
 6                              0             0          69,000        90,000      84,600     6,300     6,300
 6.5                            0         6,300          62,000        90,000      78,300     6,300         0
 7                              0             0          64,000        90,000      78,300     6,300     6,300
 7.5                            0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 8                              0             0          55,000        55,000      55,000     3,850     3,850


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ----------------------------
IN YEARS                     ALP               RALP
 At Issue                   $  N/A            $  N/A
 0.5                           N/A               N/A
 1                             N/A               N/A
 2                             N/A               N/A
 5                           5,400(2)          5,400(2)
 5.5                         5,400                 0
 6                           5,400             5,400
 6.5                         3,720(3)              0
 7                           3,840             3,840
 7.5                         3,060(4)              0
 8                           3,300             3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.

(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.

(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------

  98  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.


                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,600         110,000       110,000     103,400     7,700     1,100
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ----------------------------
IN YEARS                     ALP               RALP
 At Issue                   $6,000            $6,000
 1                           6,300             6,000(1)
 2                           6,600             6,000(1)
 3                           6,600             6,600(2)
 3.5                         6,600                 0
 4                           6,900             6,900
 4.5                         6,900(3)              0
 5                           7,200             7,200
 5.5                         7,200(4)              0
 6                           7,500             7,500
 6.5                         6,600(5)          6,600(5)
 7                           6,600             6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   99

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                           0         5,000          92,000       100,000      95,000     7,000     2,000
 1                             0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                             0             0          81,000        90,000      90,000     6,300     6,300
 6                             0             0          75,000        90,000      90,000     6,300     6,300
 6.5                           0         5,400          70,000        90,000      84,600     6,300       900
 7                             0             0          69,000        90,000      84,600     6,300     6,300
 7.5                           0         6,300          62,000        90,000      78,300     6,300         0
 8                             0             0          64,000        90,000      78,300     6,300     6,300
 8.5                           0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 9                             0             0          55,000        55,000      55,000     3,850     3,850
 9.5                           0             0          54,000        55,000      55,000     3,850     3,850
 10                            0             0          52,000        55,000      55,000     3,850     3,850


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ----------------------------
IN YEARS                    ALP               RALP
 At Issue                  $  N/A            $  N/A
 0.5                          N/A               N/A
 1                            N/A               N/A
 2                            N/A               N/A
 6                          5,400(2)          5,400(2)
 6.5                        5,400                 0
 7                          5,400             5,400
 7.5                        3,720(3)              0
 8                          3,840             3,840
 8.5                        3,060(4)              0
 9                          3,300             3,300
 9.5                        3,300             3,300
 10                         3,300             3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.

(2) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------

  100  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.


- You are age 71 and your spouse is age 70.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                    HYPOTHETICAL
                                                      ASSUMED               BASIC WITHDRAWAL BENEFIT
CONTRACT                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
DURATION                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                             0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                             0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                             0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                           0         6,600         110,000       110,000     103,400     7,700     1,100
 4                             0             0         115,000       115,000     115,000     8,050     8,050
 4.5                           0         8,050         116,000       115,000     106,950     8,050         0
 5                             0             0         120,000       120,000     120,000     8,400     8,400
 5.5                           0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                             0             0         125,000       125,000     125,000     8,750     8,750
 6.5                           0             0         110,000       125,000     125,000     8,750     8,750
 7                             0             0         105,000       125,000     125,000     8,750     8,750


                         LIFETIME WITHDRAWAL BENEFIT
CONTRACT                 ----------------------------
DURATION                    ALP               RALP
 At Issue                  $6,000            $6,000
 1                          6,300             6,000(1)
 2                          6,600             6,000(1)
 3                          6,600             6,600(2)
 3.5                        6,600                 0
 4                          6,900             6,900
 4.5                        6,900(3)              0
 5                          7,200             7,200
 5.5                        7,200(4)              0
 6                          7,500             7,500
 6.5                        7,500             7,500
 7                          7,500             7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   101

APPENDIX F: SECURESOURCE(SM) RIDERS -- ADDITIONAL RMD DISCLOSURE


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.



For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:


(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,


    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.



    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.



    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.



    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource(SM) rider.


(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,


    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.



    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.



    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.



    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource(SM) rider.


(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,


    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.



    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.


The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource(SM) rider is attached as of the date we make the determination; and

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

     1. an individual retirement annuity (Section 408(b));


     2. a Roth individual retirement account (Section 408A);



     3. a SIMPLE IRA (Section 408(p));



     4. a Simplified Employee Pension plan (Section 408(k));



     5. Custodial and investment only plans (Section 49(a));



     6. a tax-sheltered annuity rollover (Section 403(b)).


In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

--------------------------------------------------------------------------------

  102  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource(SM) rider.


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   103

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER



EXAMPLE OF THE BENEFIT PROTECTOR(R)


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70; and


- you select the MAV Death Benefit.


  During the first contract year the contract value grows to
  $105,000. The death benefit under the MAV Death Benefit
  equals the contract value, or $105,000. You have not
  reached the first contract anniversary so the Benefit
  Protector(R) does not provide any additional benefit at
  this time.
  On the first contract anniversary the contract value grows to $110,000. The death benefit equals:
     MAV Death Benefit (contract value):                       $110,000
     plus the Benefit Protector(R) benefit which equals 40%
     of earnings at death (MAV Death Benefit minus payments
     not previously withdrawn):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000
  On the second contract year the contract value falls to
  $105,000. The death benefit equals:
     MAV Death Benefit (MAV):                                  $110,000
     plus the Benefit Protector(R) benefit (40% of earnings
     at death):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000
  During the third contract year the contract value remains
  at $105,000 and you request a partial withdrawal of
  $50,000, including the applicable 6% withdrawal charge. We will withdraw $10,500 from your contract value free of
  charge (10% of your prior anniversary's contract value).
  The remainder of the withdrawal is subject to a 6%
  withdrawal charge because your payment is in its third
  year of the withdrawal charge schedule, so we will
  withdraw $39,500 ($37,130 + $2,370 in withdrawal charges)
  from your contract value. Altogether, we will withdraw
  $50,000 and pay you $47,630. We calculate purchase
  payments not previously withdrawn as $100,000 - $45,000 =
  $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial
     withdrawals):                                              $57,619
     plus the Benefit Protector(R) benefit (40% of earnings
     at death):
     0.40 X ($57,619 - $55,000) =                                +1,048
                                                               --------
  Total death benefit of:                                       $58,667
  On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death
  benefit. The reduction in contract value has no effect.
  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its
  maximum of 250% of purchase payments not previously
  withdrawn that are one or more years old.
  The death benefit equals:
     MAV Death Benefit (contract value):                       $200,000
     plus the Benefit Protector(R) benefit (40% of earnings
     at death, up to a maximum of 100% of purchase payments
     not previously withdrawn that are one or more years
     old)                                                       +55,000
                                                               --------
  Total death benefit of:                                      $255,000
  During the tenth contract year you make an additional
  purchase payment of $50,000. Your new contract value is
  now $250,000. The death benefit equals:
     MAV Death Benefit (contract value):                       $250,000
     plus the Benefit Protector(R) benefit (40% of earnings
     at death, up to a maximum of 100% of purchase payments
     not previously withdrawn that are one or more years
     old)                                                       +55,000
                                                               --------
  Total death benefit of:                                      $305,000


--------------------------------------------------------------------------------

  104  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  During the eleventh contract year the contract value
  remains $250,000 and the "new" purchase payment is one
  year old and the value of the Benefit Protector(R)
  changes. The death benefit equals:
     MAV Death Benefit (contract value):                       $250,000
     plus the Benefit Protector(R) benefit (40% of earnings
     at death up to a maximum of 100% of purchase payments
     not previously withdrawn that are one or more years
     old)
     0.40 X ($250,000 - $105,000) =                             +58,000
                                                               --------
  Total death benefit of:                                      $308,000


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   105

APPENDIX H: BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER



EXAMPLE OF THE BENEFIT PROTECTOR(R) PLUS


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70; and


- you select the MAV Death Benefit.


  During the first contract year the contract value grows to
  $105,000. The death benefit equals MAV Death Benefit,
  which is the contract value, or $105,000. You have not
  reached the first contract anniversary so the Benefit
  Protector(R) Plus does not provide any additional benefit
  at this time.
  On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract
  anniversary so the Benefit Protector(R) Plus does not
  provide any additional benefit beyond what is provided by
  the Benefit Protector(R) at this time. The death benefit
  equals:
     MAV Death Benefit (contract value):                       $110,000
     plus the Benefit Protector(R) Plus benefit which equals
     40% of earnings at death (MAV rider minus payments not
     previously withdrawn):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000
  On the second contract anniversary the contract value
  falls to $105,000. The death benefit equals:
     MAV Death Benefit (MAV):                                  $110,000
     plus the Benefit Protector(R) Plus benefit which equals
     40% of earnings at death:
     0.40 X ($110,000 - $100,000) =                              +4,000
     plus 10% of purchase payments made within 60 days of
     contract issue
     and not previously withdrawn: 0.10 X $100,000 =            +10,000
                                                               --------
  Total death benefit of:                                      $124,000
  During the third contract year the contract value remains
  at $105,000 and you request a partial withdrawal of
  $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of
  charge (10% of your prior anniversary's contract value).
  The remainder of the withdrawal is subject to a 7%
  withdrawal charge because your payment is within the third year of the withdrawal charge schedule, so we will
  withdraw $39,500 ($36,735 + $2,765 in withdrawal charges)
  from your contract value. Altogether, we will withdraw
  $50,000 and pay you $47,235. We calculate purchase
  payments not previously withdrawn as $100,000 - $45,000 =
  $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial
     withdrawals):                                              $57,619
     plus the Benefit Protector(R) Plus benefit which equals
     40% of earnings at death:
     0.40 X ($57,619 - $55,000) =                                +1,048
     plus 10% of purchase payments made within 60 days of
     contract issue
     and not previously withdrawn: 0.10 X $55,000 =              +5,500
                                                               --------
  Total death benefit of:                                       $64,167
  On the third contract anniversary the contract value falls
  $40,000. The death benefit equals the previous death
  benefit calculated. The reduction in contract value has no effect.
  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its
  maximum of 250% of purchase payments not previously
  withdrawn that are one or more years old. Because we are
  beyond the fourth contract anniversary the Benefit
  Protector(R) Plus also reaches its maximum of 20%. The
  death benefit equals:
     MAV Death Benefit (contract value):                       $200,000
     plus the Benefit Protector(R) Plus benefit which equals
     40% of earnings at death, up to a maximum of 100% of
     purchase payments not previously withdrawn that are one
     or more years old                                          +55,000
     plus 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn: 0.20 X
     $55,000 =                                                  +11,000
                                                               --------
  Total death benefit of:                                      $266,000


--------------------------------------------------------------------------------

  106  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  During the tenth contract year you make an additional
  purchase payment of $50,000. Your new contract value is
  now $250,000. The new purchase payment is less than one
  year old and so it has no effect on the Benefit
  Protector(R) Plus value. The death benefit equals:
     MAV Death Benefit:                                        $250,000
     plus the Benefit Protector(R) Plus benefit which equals
     40% of earnings at death, up to a maximum of 100% of
     purchase payments not previously withdrawn that are one
     or more years old                                          +55,000
     plus 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn: 0.20 X
     $55,000 =                                                  +11,000
                                                               --------
  Total death benefit of:                                      $316,000
  During the eleventh contract year the contract value
  remains $250,000 and the "new" purchase payment is one
  year old. The value of the Benefit Protector(R) Plus
  remains constant. The death benefit equals:
     MAV Death Benefit (contract value):                       $250,000
     plus the Benefit Protector(R) Plus benefit which equals
     40% of earnings at death (MAV rider minus payments not
     previously withdrawn):
     0.40 X ($250,000 - $105,000) =                             +58,000
     plus 20% of purchase payments made within 60 days of
     contract issue
     and not previously withdrawn: 0.20 X $55,000 =             +11,000
                                                               --------
  Total death benefit of:                                      $319,000


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   107

APPENDIX I: ASSET ALLOCATION PROGRAM FOR CONTRACTS PURCHASED BEFORE MAY 1, 2006

ASSET ALLOCATION PROGRAM


For contracts purchased before May 1, 2006, we offered an asset allocation program called Portfolio Navigator. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit(R) rider, Guarantor(R) Withdrawal Benefit rider or Income Assurer Benefit(R) rider, you are required to participate in the asset allocation program under the terms of the rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.

--------------------------------------------------------------------------------

  108  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER



The Guarantor Withdrawal Benefit for Life(R) rider is an optional benefit that you may select for an additional annual charge if(1):


- you purchase your contract on or after May 1, 2006;

- the rider is available in your state; and

- you and the annuitant are 80 or younger on the date the contract is issued.


(1) The Guarantor Withdrawal Benefit for Life(R) rider is not available under an inherited qualified annuity.



You must elect the Guarantor Withdrawal Benefit for Life(R) rider when you purchase your contract. The rider effective date will be the contract issue date.



The Guarantor Withdrawal Benefit for Life(R) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.


Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.


The Guarantor Withdrawal Benefit for Life(R) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the Guarantor Withdrawal Benefit for Life(R) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).


Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life(R) rider guarantees that you may take the following partial withdrawal amounts each contract year:


- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

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- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.


You should consider whether the Guarantor Withdrawal Benefit for Life(R) rider is appropriate for you because:


- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

     (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

     (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.


  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life(R) rider will terminate.


- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that

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  110  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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  are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life(R) rider, you may not elect the Accumulation Protector Benefit(R) rider.



- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life(R) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.


You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:


  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

     - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

     - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

     - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.


     - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life(R) rider.


  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

     - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

     - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

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     - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


     - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(R) rider.


  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

     - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

     - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;


  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life(R) rider is attached as of the date we make the determination; and


  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

     1. an individual retirement annuity (Section 408(b));

     2. a Roth individual retirement account (Section 408A);

     3. a Simplified Employee Pension plan (Section 408(k));

     4. a tax-sheltered annuity rollover (Section 403(b)).


  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.



  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(R) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.


  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(R) rider may be of limited value to you.



For an example, see "Examples of Guarantor Withdrawal Benefit for Life(R)" below.



KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER ARE DESCRIBED BELOW:


PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.


THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

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  112  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.


  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   113

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payment has its own GBP, which is equal to the lesser of that payment's RBA or
7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


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ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.


ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:


- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.


- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.


  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.


ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

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STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.


SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life(R) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The

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  116  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or


  (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.


We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   117

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The Guarantor Withdrawal Benefit for Life(R) rider and the contract will terminate under either of the following two scenarios:


- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows:


- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.


GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.


Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time

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  118  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.

Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION


The Guarantor Withdrawal Benefit for Life(R) rider cannot be terminated either by you or us except as follows:


1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.


EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R)


EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                            0         7,000          92,000       100,000      93,000     7,000         0
 1                              0             0          91,000       100,000      93,000     7,000     7,000
 1.5                            0         7,000          83,000       100,000      86,000     7,000         0
 2                              0             0          81,000       100,000      86,000     7,000     7,000
 5                              0             0          75,000       100,000      86,000     7,000     7,000
 5.5                            0         5,160          70,000       100,000      80,840     7,000     1,840
 6                              0             0          69,000       100,000      80,840     7,000     7,000
 6.5                            0         7,000          62,000       100,000      73,840     7,000         0
 7                              0             0          70,000       100,000      73,840     7,000     7,000
 7.5                            0        10,000          51,000        51,000(3)   51,000(3)  3,570         0
 8                              0             0          55,000        55,000      55,000     3,850     3,850


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ----------------------------
IN YEARS                     ALP               RALP
 At Issue                   $  N/A            $  N/A
 0.5                           N/A               N/A
 1                             N/A               N/A
 1.5                           N/A               N/A
 2                             N/A               N/A
 5                           5,160(1)          5,160(1)
 5.5                         5,160                 0
 6                           5,160             5,160
 6.5                         3,720(2)              0
 7                           4,200             4,200
 7.5                         3,060(3)              0
 8                           3,300             3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   119

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,600         110,000       110,000     103,400     7,700     1,100
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ----------------------------
IN YEARS                     ALP               RALP
 At Issue                   $6,000            $6,000
 1                           6,300             6,000(1)
 2                           6,600             6,000(1)
 3                           6,600             6,600(2)
 3.5                         6,600                 0
 4                           6,900             6,900
 4.5                         6,900(3)              0
 5                           7,200             7,200
 5.5                         7,200(4)              0
 6                           7,500             7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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  120  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX K: GUARANTOR(R) WITHDRAWAL BENEFIT RIDER



GUARANTOR(R) WITHDRAWAL BENEFIT RIDER



We have offered two versions of the Guarantor(R) Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor(R) Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.



The Guarantor(R) Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):


RIDER A


- you purchase(d) your contract on or after April 30, 2005 in those states where the SecureSource(SM) rider and/or the Guarantor Withdrawal Benefit for Life(R) rider are/were not available;



- you and the annuitant were 79 or younger on the date the contract was issued.



RIDER B (NO LONGER AVAILABLE FOR PURCHASE)



- you purchased your contract prior to April 29, 2005;



- the rider was available in your state; and



- you and the annuitant were 79 or younger on the date the contract was issued.



(1) The Guarantor(R) Withdrawal Benefit is not available under an inherited qualified annuity.



You must elect the Guarantor(R) Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.



We will offer you the option of replacing the original rider with a new Guarantor(R) Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.



The Guarantor(R) Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.



If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:



- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;



- the guaranteed benefit amount will be adjusted as described below; and



- the remaining benefit amount will be adjusted as described below.


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Withdrawal Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").


Once elected, the Guarantor(R) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(R) Withdrawal Benefit rider, you may not select an Income Assurer Benefit(R) rider or the Accumulation Protector Benefit(R) rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   121

You should consider whether the Guarantor(R) Withdrawal Benefit is appropriate for you because:



- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this Guarantor(R) Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.



- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.



- RIDER A -- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor(R) Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit(R) rider.



- NON-CANCELABLE: Once elected, the Guarantor(R) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.



You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:



- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.



  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:


  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.


  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor(R) Withdrawal Benefit rider.



  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:


  (1) determined by us each calendar year;


  (2) based solely on the value of the contract to which the Guarantor(R) Withdrawal Benefit rider is attached as of the date we make the determination; and


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  122  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:


     1. an individual retirement annuity (Section 408(b));

     2. a Roth individual retirement account (Section 408A);

     3. a Simplified Employee Pension plan (Section 408(k));

     4. a tax-sheltered annuity rollover (Section 403(b)).


  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.



  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(R) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.


  Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor(R) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;


THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT


The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, adjusted for subsequent purchase payments, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.


THE GBA IS DETERMINED AT THE FOLLOWING TIMES:


- At contract issue -- the GBA is equal to the initial purchase payment;



- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment is added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;



- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).



- When you make a partial withdrawal:



  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;



  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:



  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   123

GBA EXCESS WITHDRAWAL PROCESSING


The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:


- At contract issue -- the RBA is equal to the initial purchase payment;



- When you make additional purchase payments -- each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment is added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;



- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).



- When you make a partial withdrawal:



  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;



  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;



  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;



RBA EXCESS WITHDRAWAL PROCESSING


The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:


The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.


GUARANTEED BENEFIT PAYMENT

Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT

Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

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  124  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.


Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.


The elective step up is subject to the following rules:



- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;



- if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;



- if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and



- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.


RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:



- The effective date of the elective step up is the valuation date we receive your written request to step up.



- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.



- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.



- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.



- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.



RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:



- The effective date of the elective step up is the contract anniversary.



- The RBA will be increased to an amount equal to the contract anniversary value.



- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.



- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.



- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.


ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)

Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.


The annual step up is subject to the following rules:



- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   125

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;



- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.



The annual step up will be determined as follows:



- The RBA will be increased to an amount equal to the contract value on the step up date.



- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.



- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.



- The RBP will be reset as follows:


  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP


If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.


RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse' written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION


Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(R) Withdrawal Benefit.


Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be

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  126  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO


If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:



- you will be paid according to the annuity payout option described above;



- we will no longer accept additional purchase payments;



- you will no longer be charged for the rider;



- any attached death benefit riders will terminate; and



- the death benefit becomes the remaining payments under the annuity payout option described above.



If the contract value falls to zero and the RBA is depleted, the Guarantor(R) Withdrawal Benefit rider and the contract will terminate.



EXAMPLE OF THE GUARANTOR(R) WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)


ASSUMPTION:


- You purchase the contract with a payment of $100,000.



  The Guaranteed Benefit Amount (GBA) equals your purchase
  payment:                                                     $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your
  GBA:
     0.07 X $100,000 =                                         $  7,000
  The Remaining Benefit Amount (RBA) equals your purchase
  payment:                                                     $100,000
  On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                  $110,000
  The GBA equals 100% of your contract value:                  $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 X $110,000 =                                         $  7,700
  During the fourth contract year you decide to take a
  partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your
  RBA equals the prior RBA less the amount of the partial
  withdrawal:
     $110,000 - $7,700 =                                       $102,300
  The GBA equals the GBA immediately prior to the partial
  withdrawal:                                                  $110,000
  The GBP equals 7% of your GBA:
     0.07 X $110,000 =                                         $  7,700
  On the fourth contract anniversary you make an additional
  purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA
  plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                      $152,300
  The new GBA for the contract is equal to your prior GBA
  plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                      $160,000
  The new GBP for the contract is equal to your prior GBP
  plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                         $ 11,200
  On the fifth contract anniversary your contract value
  grows to $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                  $200,000
  The GBA equals 100% of your contract value:                  $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 X $200,000 =                                         $ 14,000


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   127

  During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of
  $20,000. You took more than your GBP of $14,000 so your
  RBA gets reset to the lesser of:
     (1) your contract value immediately following the
        partial withdrawal;
         $230,000 - $20,000 =                                  $210,000
         OR
     (2) your prior RBA less the amount of the partial
        withdrawal.
         $200,000 - $20,000 =                                  $180,000
  Reset RBA = lesser of (1) or (2) =                           $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                        $200,000
         OR
     (2) your contract value immediately following the
        partial withdrawal;
         $230,000 - $20,000 =                                  $210,000
  Reset GBA = lesser of (1) or (2) =                           $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 X $200,000 =                                     $ 14,000
  During the eighth contract year your contract value falls
  to $175,000. You decide to take a partial withdrawal of
  $25,000. You took more than your GBP of $14,000 so your
  RBA gets reset to the lesser of:
     (1) your contract value immediately following the
        partial withdrawal;
         $175,000 - $25,000 =                                  $150,000
         OR
     (2) your prior RBA less the amount of the partial
        withdrawal.
         $180,000 - $25,000 =                                  $155,000
  Reset RBA = lesser of (1) or (2) =                           $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                       $200,000
         OR
     (2) your contract value immediately following the
        partial withdrawal;
         $175,000 - $25,000 =                                  $150,000
  Reset GBA = lesser of (1) or (2) =                           $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 X $150,000 =                                     $ 10,500


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  128  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX L : EXAMPLE -- INCOME ASSURER BENEFIT(R) RIDERS



INCOME ASSURER BENEFIT(R) RIDERS



The following three optional Income Assurer Benefit(R) riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.



- Income Assurer Benefit(R) - MAV;



- Income Assurer Benefit(R) - 5% Accumulation Benefit Base; or



- Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.



The Income Assurer Benefit(R) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.



The general information in this section applies to each Income Assurer Benefit(R) rider.



HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(R) RIDERS IN THE SECTIONS BELOW:



GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(R) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(R). Your annuitization payout will never be less than that provided by your contract value.



EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable
Portfolio - Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer
Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.



EXCLUDED PAYMENTS: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.



PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:


  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.


PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer
Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.


WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your model portfolio to one that causes the rider charge to increase.


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER
BENEFIT(R):


EXERCISING THE RIDER


Rider exercise conditions are:



- you may only exercise the Income Assurer Benefit(R) rider within 30 days after any contract anniversary following the expiration of the waiting period;



- the annuitant on the retirement date must be between 50 to 86 years old; and


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   129

- you can only take an annuity payment in one of the following annuity payout plans:



  Plan A -- Life Annuity - No Refund;


  Plan B -- Life Annuity with Ten or Twenty Years Certain;


  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
        Joint and Last Survivor Life Annuity with Twenty Years Certain; or


  Plan E -- Twenty Years Certain.


After the expiration of the waiting period, the Income Assurer Benefit(R) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.


If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.


- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.



- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.


Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.


First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

 Pt-1 (1 + I)
 ------------    = Pt
     1.05



Pt-1   = prior annuity payout
Pt     = current annuity payout
i      = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.


(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.


TERMINATING THE RIDER


Rider termination conditions are:



- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;



- you may terminate the rider any time after the expiration of the waiting period;



- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and



- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.



*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(R) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------

  130  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(R) RIDERS DESCRIBED BELOW:



INCOME ASSURER BENEFIT(R) - MAV



The guaranteed income benefit base for the Income Assurer Benefit(R) - MAV is the greater of these three values:


1. contract value; or


2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or


3. the maximum anniversary value.


MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:


  (a) current contract value; or


  (b) total payments made to the contract minus proportionate adjustments for partial withdrawals.



Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or


2. total purchase payments less excluded payments, less proportionate adjustments for partial withdrawals; or


3. the MAV, less market value adjusted excluded payments.


MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.



INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE



The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:


1. contract value; or


2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or


3. the 5% variable account floor.


5% VARIABLE ACCOUNT FLOOR -- is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(R) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.



The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:



- the total purchase payments made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus



- an amount equal to 5% of your initial purchase payment allocated to the protected investment options.



On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.



The amount of purchase payment withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:



  (a) is the amount of purchase payment in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and


  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.
--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   131

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.


If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:


  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

     1. contract value less the market value adjusted excluded payments (described above); or


     2. total purchase payments less excluded payments, less proportionate adjustments for partial withdrawals; or


     3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.


INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE



The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:


     1. the contract value;


     2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals;


     3. the MAV (described above); or

     4. the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

     1. contract value less the market value adjusted excluded payments (described above);


     2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;


     3. the MAV, less market value adjusted excluded payments (described above); or

     4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


EXAMPLES OF THE INCOME ASSURER BENEFIT(R) RIDERS



The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(R) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.



For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator asset allocation model
--------------------------------------------------------------------------------

  132 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(R) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.


ASSUMPTIONS:


- You purchase the contract during the 2006 calendar year with a payment of $100,000; and



- you invest all contract value in the subaccounts (protected investment options); and



- you make no additional purchase payments, partial withdrawals or changes in model portfolio; and



- the annuitant is male and age 55 at contract issue; and



- the joint annuitant is female and age 55 at contract issue.



EXAMPLE -- INCOME ASSURER BENEFIT(R) - MAV



Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



              ASSUMED                                    MAXIMUM                GUARANTEED
 CONTRACT     CONTRACT            PURCHASE             ANNIVERSARY                INCOME
ANNIVERSARY    VALUE              PAYMENTS            VALUE (MAV)(1)       BENEFIT BASE - MAV(2)
------------------------------------------------------------------------------------------------
     1        $108,000            $100,000               $108,000                $108,000
     2        125,000                none                 125,000                 125,000
     3        132,000                none                 132,000                 132,000
     4        150,000                none                 150,000                 150,000
     5         85,000                none                 150,000                 150,000
     6        121,000                none                 150,000                 150,000
     7        139,000                none                 150,000                 150,000
     8        153,000                none                 153,000                 153,000
     9        140,000                none                 153,000                 153,000
    10        174,000                none                 174,000                 174,000
    11        141,000                none                 174,000                 174,000
    12        148,000                none                 174,000                 174,000
    13        208,000                none                 208,000                 208,000
    14        198,000                none                 208,000                 208,000
    15        203,000                none                 208,000                 208,000
------------------------------------------------------------------------------------------------



(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.


(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   133

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN



If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                  STANDARD PROVISIONS
              ------------------------------------------------------------
 CONTRACT                          NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY      ASSUMED        PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE   CONTRACT VALUE    10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
--------------------------------------------------------------------------
    10           $174,000            $  772.56              $  774.30
    11            141,000               641.55                 642.96
    12            148,000               691.16                 692.64
    13            208,000               996.32                 998.40
    14            198,000               974.16                 976.14
    15            203,000             1,025.15               1,027.18
--------------------------------------------------------------------------

                                IAB - MAV PROVISIONS
             ----------------------------------------------------------
 CONTRACT                       NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY   IAB - MAV      PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE  BENEFIT BASE    10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
-----------  ----------------------------------------------------------
    10         $174,000           $  772.56              $  774.30
    11          174,000              791.70                 793.44
    12          174,000              812.58                 814.32
    13          208,000              996.32                 998.40
    14          208,000            1,023.36               1,025.44
    15          208,000            1,050.40               1,052.48
--------------------------------------------------------------------------



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.


(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.



PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND



If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                                   STANDARD PROVISIONS                                 IAB - MAV PROVISIONS
              -----------------------------------------------------------------------------------------------------
 CONTRACT                          NEW TABLE(1)            OLD TABLE(1)                           NEW TABLE(1)
ANNIVERSARY      ASSUMED           PLAN D - LAST           PLAN D - LAST        IAB - MAV         PLAN D - LAST
AT EXERCISE   CONTRACT VALUE   SURVIVOR NO REFUND(2)   SURVIVOR NO REFUND(2)   BENEFIT BASE   SURVIVOR NO REFUND(2)
-------------------------------------------------------------------------------------------------------------------
    10           $174,000             $629.88                 $622.92            $174,000            $629.88
    11            141,000              521.70                  516.06             174,000             643.80
    12            148,000              559.44                  553.52             174,000             657.72
    13            208,000              807.04                  796.64             208,000             807.04
    14            198,000              786.06                  778.14             208,000             825.76
    15            203,000              826.21                  818.09             208,000             846.56
-------------------------------------------------------------------------------------------------------------------

             IAB - MAV PROVISIONS
             ---------------------
 CONTRACT        OLD TABLE(1)
ANNIVERSARY      PLAN D - LAST
AT EXERCISE  SURVIVOR NO REFUND(2)
-----------  ---------------------
    10              $622.92
    11               636.84
    12               650.76
    13               796.64
    14               817.44
    15               838.24
-------------------------------------------------------------------------------------------------------------------



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.


(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------

  134  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE



Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                GUARANTEED
                                                                                  INCOME
              ASSUMED                                                         BENEFIT BASE -
 CONTRACT     CONTRACT            PURCHASE            5% ACCUMULATION         5% ACCUMULATION
ANNIVERSARY    VALUE              PAYMENTS            BENEFIT BASE(1)         BENEFIT BASE(2)
---------------------------------------------------------------------------------------------
     1        $108,000            $100,000               $105,000                $108,000
     2        125,000                none                 110,250                 125,000
     3        132,000                none                 115,763                 132,000
     4        150,000                none                 121,551                 150,000
     5         85,000                none                 127,628                 127,628
     6        121,000                none                 134,010                 134,010
     7        139,000                none                 140,710                 140,710
     8        153,000                none                 147,746                 153,000
     9        140,000                none                 155,133                 155,133
    10        174,000                none                 162,889                 174,000
    11        141,000                none                 171,034                 171,034
    12        148,000                none                 179,586                 179,586
    13        208,000                none                 188,565                 208,000
    14        198,000                none                 197,993                 198,000
    15        203,000                none                 207,893                 207,893
---------------------------------------------------------------------------------------------



(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.


(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.



PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN



If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                  STANDARD PROVISIONS
              ------------------------------------------------------------
 CONTRACT                          NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY      ASSUMED        PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE   CONTRACT VALUE    10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
--------------------------------------------------------------------------
    10           $174,000            $  772.56              $  774.30
    11            141,000               641.55                 642.96
    12            148,000               691.16                 692.64
    13            208,000               996.32                 998.40
    14            198,000               974.16                 976.14
    15            203,000             1,025.15               1,027.18
--------------------------------------------------------------------------

                              IAB - 5% RF PROVISIONS
             ---------------------------------------------------------
 CONTRACT    IAB - 5% RF        NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY    BENEFIT       PLAN B - LIFE WITH    PLAN B - LIFE WITH
AT EXERCISE      BASE        10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)
-----------  ---------------------------------------------------------
    10         $174,000           $  772.56             $  774.30
    11          171,034              778.20                779.91
    12          179,586              838.66                840.46
    13          208,000              996.32                998.40
    14          198,000              974.16                976.14
    15          207,893            1,049.86              1,051.94
--------------------------------------------------------------------------



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.


(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   135

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND



If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                                   STANDARD PROVISIONS
              --------------------------------------------------------------
 CONTRACT                          NEW TABLE(1)            OLD TABLE(1)
ANNIVERSARY      ASSUMED           PLAN D - LAST           PLAN D - LAST
AT EXERCISE   CONTRACT VALUE   SURVIVOR NO REFUND(2)   SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------
    10           $174,000             $629.88                 $622.92
    11            141,000              521.70                  516.06
    12            148,000              559.44                  553.52
    13            208,000              807.04                  796.64
    14            198,000              786.06                  778.14
    15            203,000              826.21                  818.09
----------------------------------------------------------------------------

                               IAB - 5% RF PROVISIONS
             -----------------------------------------------------------
 CONTRACT    IAB - 5% RF       NEW TABLE(1)            OLD TABLE(1)
ANNIVERSARY    BENEFIT         PLAN D - LAST           PLAN D - LAST
AT EXERCISE     BASE       SURVIVOR NO REFUND(2)   SURVIVOR NO REFUND(2)
-----------  -----------------------------------------------------------
    10        $174,000            $629.88                 $622.92
    11         171,034             632.83                  625.98
    12         179,586             678.83                  671.65
    13         208,000             807.04                  796.64
    14         198,000             786.06                  778.14
    15         207,893             846.12                  837.81
----------------------------------------------------------------------------



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.


(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


EXAMPLE -- INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE



Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                                    GUARANTEED
                                                                                                      INCOME
                                                                                                  BENEFIT BASE -
                                                                                                    GREATER OF
              ASSUMED                                 MAXIMUM                                        MAV OR 5%
 CONTRACT     CONTRACT           PURCHASE           ANNIVERSARY           5% ACCUMULATION          ACCUMULATION
ANNIVERSARY    VALUE             PAYMENTS            VALUE(1)             BENEFIT BASE(1)         BENEFIT BASE(2)
-----------------------------------------------------------------------------------------------------------------
     1        $108,000           $100,000            $108,000                $105,000                $108,000
     2        125,000               none              125,000                 110,250                 125,000
     3        132,000               none              132,000                 115,763                 132,000
     4        150,000               none              150,000                 121,551                 150,000
     5         85,000               none              150,000                 127,628                 150,000
     6        121,000               none              150,000                 134,010                 150,000
     7        139,000               none              150,000                 140,710                 150,000
     8        153,000               none              153,000                 147,746                 153,000
     9        140,000               none              153,000                 155,133                 155,133
    10        174,000               none              174,000                 162,889                 174,000
    11        141,000               none              174,000                 171,034                 174,000
    12        148,000               none              174,000                 179,586                 179,586
    13        208,000               none              208,000                 188,565                 208,000
    14        198,000               none              208,000                 197,993                 208,000
    15        203,000               none              208,000                 207,893                 208,000
-----------------------------------------------------------------------------------------------------------------



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.


(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------

  136  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN



If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                  STANDARD PROVISIONS
              ------------------------------------------------------------
 CONTRACT                          NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY      ASSUMED        PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE   CONTRACT VALUE    10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
--------------------------------------------------------------------------
    10           $174,000            $  772.56              $  774.30
    11            141,000               641.55                 642.96
    12            148,000               691.16                 692.64
    13            208,000               996.32                 998.40
    14            198,000               974.16                 976.14
    15            203,000             1,025.15               1,027.18
--------------------------------------------------------------------------

                                IAB - MAX PROVISIONS
             ----------------------------------------------------------
 CONTRACT                       NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY   IAB - MAX      PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE  BENEFIT BASE    10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
-----------  ----------------------------------------------------------
    10         $174,000           $  772.56              $  774.30
    11          174,000              791.70                 793.44
    12          179,586              838.66                 840.46
    13          208,000              996.32                 998.40
    14          208,000            1,023.36               1,025.44
    15          208,000            1,050.40               1,052.48
--------------------------------------------------------------------------



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.


(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.



PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND



If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                                    STANDARD PROVISIONS
              ----------------------------------------------------------------
 CONTRACT                           NEW TABLE(1)             OLD TABLE(1)
ANNIVERSARY      ASSUMED            PLAN D - LAST            PLAN D - LAST
AT EXERCISE   CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------
    10           $174,000              $629.88                  $622.92
    11            141,000               521.70                   516.06
    12            148,000               559.44                   553.52
    13            208,000               807.04                   796.64
    14            198,000               786.06                   778.14
    15            203,000               826.21                   818.09
------------------------------------------------------------------------------

                                  IAB - MAX PROVISIONS
             --------------------------------------------------------------
 CONTRACT                        NEW TABLE(1)             OLD TABLE(1)
ANNIVERSARY   IAB - MAX          PLAN D - LAST            PLAN D - LAST
AT EXERCISE  BENEFIT BASE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)
-----------  --------------------------------------------------------------
    10         $174,000             $629.88                  $622.92
    11          174,000              643.80                   636.84
    12          179,586              678.83                   671.65
    13          208,000              807.04                   796.64
    14          208,000              825.76                   817.44
    15          208,000              846.56                   838.24
------------------------------------------------------------------------------



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.


(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   137

APPENDIX M: CONDENSED FINANCIAL INFORMATION



(Unaudited)



The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                          2007      2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period               $1.35    $1.22    $1.17    $1.07    $1.00       --       --       --
Accumulation unit value at end of period                     $1.35    $1.35    $1.22    $1.17    $1.07       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,576    1,684    1,876    1,178      149       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period               $1.21    $1.16    $1.08    $1.03    $1.00       --       --       --
Accumulation unit value at end of period                     $1.33    $1.21    $1.16    $1.08    $1.03       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 62       40       10       38       22       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period               $1.45    $1.27    $1.18    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                     $1.58    $1.45    $1.27    $1.18    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                108      108       89       87       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.04       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,303       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.25    $1.14    $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.34    $1.25    $1.14    $1.08       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                285      322      357      141       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period               $1.26    $1.15    $1.12    $1.05    $1.00       --       --       --
Accumulation unit value at end of period                     $1.28    $1.26    $1.15    $1.12    $1.05       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 66       66       73       60       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period               $1.13    $1.06    $1.04    $1.00    $1.00       --       --       --
Accumulation unit value at end of period                     $1.34    $1.13    $1.06    $1.04    $1.00       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                110      112      113      114        5       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period               $1.40    $1.21    $1.18    $1.07    $1.00       --       --       --
Accumulation unit value at end of period                     $1.45    $1.40    $1.21    $1.18    $1.07       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                226      247      256      243       23       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period               $1.83    $1.38    $1.20    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.91    $1.83    $1.38    $1.20       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,293    2,708    1,766      209       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.06    $1.05    $1.05    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.14    $1.06    $1.05    $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,777    4,080    3,512      509       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.54    $1.25    $1.12    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.78    $1.54    $1.25    $1.12       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 25       20        7        7       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  138  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.02    $1.07    $1.06    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.21    $1.02    $1.07    $1.06       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,364    7,580    3,015      376       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.32    $1.13    $1.09    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.23    $1.32    $1.13    $1.09       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.07    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,242    2,212       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              7,074       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.14       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period               $1.43    $1.22    $1.17    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.37    $1.43    $1.22    $1.17       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,714        4       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.10       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.29    $1.22    $1.13    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.29    $1.29    $1.22    $1.13       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 13       15       17       10       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.08    $1.05    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.22    $1.08    $1.05    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                769    1,668      735       99       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.21    $1.05    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.27    $1.21    $1.05    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 14       14       14       13       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.09       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.52    $1.26    $1.14    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.55    $1.52    $1.26    $1.14       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  8        4       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.98       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,095       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period               $1.49    $1.36    $1.18    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                     $1.72    $1.49    $1.36    $1.18    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             12,095   12,306    6,320    2,509      211       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   139

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period               $1.14    $1.08    $1.04    $1.03    $1.00       --       --       --
Accumulation unit value at end of period                     $1.42    $1.14    $1.08    $1.04    $1.03       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                356      370      352      303       50       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.07    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.07    $1.04    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,111    3,611    3,067      321       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period               $2.03    $1.83    $1.58    $1.28    $0.94    $1.06    $1.00       --
Accumulation unit value at end of period                     $2.31    $2.03    $1.83    $1.58    $1.28    $0.94    $1.06       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,849    3,086    2,479    2,101    1,221      723      367       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period               $1.64    $1.41    $1.21    $1.08    $1.00       --       --       --
Accumulation unit value at end of period                     $1.89    $1.64    $1.41    $1.21    $1.08       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                558      841      705      311       11       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period               $1.64    $1.41    $1.41    $1.25    $0.97    $0.99    $0.99    $1.00
Accumulation unit value at end of period                     $1.68    $1.64    $1.41    $1.41    $1.25    $0.97    $0.99    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,166    3,383    3,865    4,021    3,071    2,665    2,006      287
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.29    $1.11    $1.09    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.23    $1.29    $1.11    $1.09       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 23       21       10       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period               $0.63    $0.59    $0.57    $0.52    $0.38    $0.55    $0.65    $1.00
Accumulation unit value at end of period                     $0.69    $0.63    $0.59    $0.57    $0.52    $0.38    $0.55    $0.65
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,757    3,378    3,793    4,520    3,979    3,832    3,330    1,583
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period               $1.78    $1.52    $1.40    $1.26    $1.02    $1.17    $1.11    $1.00
Accumulation unit value at end of period                     $1.81    $1.78    $1.52    $1.40    $1.26    $1.02    $1.17    $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,403    5,058    3,652    3,861    1,702    1,165      691      102
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.23    $1.11    $1.16    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.35    $1.23    $1.11    $1.16       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,914    3,641    1,249      195       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.45    $1.20    $1.12    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.46    $1.45    $1.20    $1.12       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                168       19       23       15       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period               $2.93    $2.56    $2.30    $1.86    $1.47    $1.56    $1.41    $1.00
Accumulation unit value at end of period                     $2.98    $2.93    $2.56    $2.30    $1.86    $1.47    $1.56    $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,200    2,732    2,047    1,426    1,312    1,266      982      307
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period               $1.03    $0.93    $0.88    $0.78    $0.61    $0.79    $0.92    $1.00
Accumulation unit value at end of period                     $1.00    $1.03    $0.93    $0.88    $0.78    $0.61    $0.79    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,360    1,467    1,568    1,667    1,619    1,894    1,465      633
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,645       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period               $1.19    $1.13    $1.10    $1.02    $1.00       --       --       --
Accumulation unit value at end of period                     $1.30    $1.19    $1.13    $1.10    $1.02       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 56       55       46       86       39       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  140  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period               $1.19    $1.07    $1.03    $0.98    $1.00       --       --       --
Accumulation unit value at end of period                     $1.19    $1.19    $1.07    $1.03    $0.98       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                111      112      109      109       10       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period               $1.28    $1.16    $1.15    $1.05    $1.00       --       --       --
Accumulation unit value at end of period                     $1.31    $1.28    $1.16    $1.15    $1.05       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,781    1,861    1,916    1,655       80       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period               $2.07    $1.60    $1.40    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                     $2.60    $2.07    $1.60    $1.40    $1.09       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 53       71       68       67       10       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period               $1.21    $1.14    $1.11    $1.05    $1.00       --       --       --
Accumulation unit value at end of period                     $1.36    $1.21    $1.14    $1.11    $1.05       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,419    2,780    2,447      574       24       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period               $1.66    $1.43    $1.27    $1.09    $0.77    $1.00       --       --
Accumulation unit value at end of period                     $1.73    $1.66    $1.43    $1.27    $1.09    $0.77       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                941      968      903      803      299        6       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period               $1.48    $1.31    $1.21    $1.03    $1.00       --       --       --
Accumulation unit value at end of period                     $1.43    $1.48    $1.31    $1.21    $1.03       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                359      380      407      389       72       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period               $1.36    $1.28    $1.27    $1.19    $1.03    $1.00       --       --
Accumulation unit value at end of period                     $1.46    $1.36    $1.28    $1.27    $1.19    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,968    5,557    3,403    1,659      415       83       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,295       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of period               $1.17    $1.15    $1.03    $0.98    $0.84    $1.00       --       --
Accumulation unit value at end of period                     $1.14    $1.17    $1.15    $1.03    $0.98    $0.84       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                215      272      259      290      120       30       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period               $0.96    $0.76    $0.69    $0.60    $0.48    $0.59    $0.75    $1.00
Accumulation unit value at end of period                     $1.03    $0.96    $0.76    $0.69    $0.60    $0.48    $0.59    $0.75
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,625    4,123    4,898    5,780    5,252    5,517    6,094    3,827
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.45    $1.25    $1.19    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.24    $1.45    $1.25    $1.19       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 20    1,199        4        4       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period               $0.58    $0.56    $0.51    $0.43    $0.33    $0.48    $0.74    $1.00
Accumulation unit value at end of period                     $0.59    $0.58    $0.56    $0.51    $0.43    $0.33    $0.48    $0.74
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,463    3,033    3,669    4,513    4,787    5,352    6,122    3,255
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.99       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,624       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period               $1.24    $1.09    $1.10    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.30    $1.24    $1.09    $1.10       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   141

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.57    $1.32    $1.27    $1.07    $0.79    $1.00       --       --
Accumulation unit value at end of period                     $1.47    $1.57    $1.32    $1.27    $1.07    $0.79       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,437    2,461    2,507      735      158       35       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/06/2003)
Accumulation unit value at beginning of period               $1.03    $1.00    $0.99    $1.00    $1.00       --       --       --
Accumulation unit value at end of period                     $1.07    $1.03    $1.00    $0.99    $1.00       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                513      401      106       18       15       --       --       --
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.03% and 3.07%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of period               $1.08    $1.05    $1.04    $1.01    $1.00       --       --       --
Accumulation unit value at end of period                     $1.12    $1.08    $1.05    $1.04    $1.01       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                             14,001    8,025    1,298    1,598      146       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period               $1.86    $1.57    $1.41    $1.21    $0.87    $1.09    $1.08    $1.00
Accumulation unit value at end of period                     $1.98    $1.86    $1.57    $1.41    $1.21    $0.87    $1.09    $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                              8,833    6,769    3,606    1,251      828      608      455       63
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.09    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,763    4,338       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period               $1.31    $1.20    $1.12    $1.05    $1.00       --       --       --
Accumulation unit value at end of period                     $1.33    $1.31    $1.20    $1.12    $1.05       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 55        4       --       --       56       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of period               $1.27    $1.16    $1.13    $1.03    $0.84    $0.91    $0.88    $1.00
Accumulation unit value at end of period                     $1.27    $1.27    $1.16    $1.13    $1.03    $0.84    $0.91    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                910    1,056      970      715      521      389      466      217
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period               $1.19    $1.12    $1.10    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.20    $1.19    $1.12    $1.10       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,197    1,896       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2000)
Accumulation unit value at beginning of period               $0.81    $0.71    $0.68    $0.65    $0.51    $0.67    $0.83    $1.00
Accumulation unit value at end of period                     $0.82    $0.81    $0.71    $0.68    $0.65    $0.51    $0.67    $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,540    5,152    3,969    2,410      453      194      218       99
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.33    $1.14    $1.10    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.31    $1.33    $1.14    $1.10       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 17        9        4        4       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period               $1.17    $1.19    $1.10    $1.02    $1.00       --       --       --
Accumulation unit value at end of period                     $1.32    $1.17    $1.19    $1.10    $1.02       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 32       32       29       29       29       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.00       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of period               $1.34    $1.18    $1.15    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                     $1.39    $1.34    $1.18    $1.15    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                266      256      250      302       59       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of period               $1.17    $1.15    $1.15    $1.15    $1.15    $1.10    $1.05    $1.00
Accumulation unit value at end of period                     $1.22    $1.17    $1.15    $1.15    $1.15    $1.15    $1.10    $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,780    2,023    2,009    2,283    2,513    2,555    1,473      328
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  142  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                           2007     2006     2005     2004     2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period               $2.04    $1.54    $1.17    $1.00       --       --       --       --
Accumulation unit value at end of period                     $2.77    $2.04    $1.54    $1.17       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,132    1,922    1,178      160       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period               $1.57    $1.28    $1.14    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.74    $1.57    $1.28    $1.14       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  4       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period               $1.46    $1.28    $1.25    $1.08    $1.00       --       --       --
Accumulation unit value at end of period                     $1.41    $1.46    $1.28    $1.25    $1.08       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              9,083    8,762    5,134      894       37       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $0.85       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,772       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                     $1.12       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  8       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $2.15    $1.58    $1.38    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.75    $2.15    $1.58    $1.38       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                119      150       75       15       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period               $1.95    $1.44    $1.20    $1.00       --       --       --       --
Accumulation unit value at end of period                     $2.24    $1.95    $1.44    $1.20       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,928    2,562    1,712      264       --       --       --       --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period               $1.35    $1.27    $1.16    $1.00       --       --       --       --
Accumulation unit value at end of period                     $1.40    $1.35    $1.27    $1.16       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,886    1,545    1,215      162       --       --       --       --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.68    $1.52    $1.46    $1.35    $1.00
Accumulation unit value at end of period                       $1.67    $1.68    $1.52    $1.46    $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  151      164      179      110       27
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.50    $1.44    $1.35    $1.30    $1.00
Accumulation unit value at end of period                       $1.65    $1.50    $1.44    $1.35    $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  100      425       51       40       --
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.88    $1.64    $1.53    $1.35    $1.00
Accumulation unit value at end of period                       $2.03    $1.88    $1.64    $1.53    $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   32       32       32       33        1
--------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  602       --       --       --       --
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   143

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.23    $1.13    $1.08    $1.00       --
Accumulation unit value at end of period                       $1.32    $1.23    $1.13    $1.08       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   32       35       38       13       --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                 $1.37    $1.25    $1.23    $1.15    $1.00
Accumulation unit value at end of period                       $1.38    $1.37    $1.25    $1.23    $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   45       45       --       --       --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                 $1.57    $1.47    $1.45    $1.40    $1.00
Accumulation unit value at end of period                       $1.85    $1.57    $1.47    $1.45    $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   64       80       86       87        9
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                 $1.70    $1.48    $1.44    $1.32    $1.00
Accumulation unit value at end of period                       $1.75    $1.70    $1.48    $1.44    $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   31       31       31       30       47
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                 $1.81    $1.37    $1.19    $1.00       --
Accumulation unit value at end of period                       $1.88    $1.81    $1.37    $1.19       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,241    1,131      914      344       --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.04    $1.05    $1.05    $1.00       --
Accumulation unit value at end of period                       $1.12    $1.04    $1.05    $1.05       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,110    2,234    2,258      901       --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.52    $1.24    $1.12    $1.00       --
Accumulation unit value at end of period                       $1.76    $1.52    $1.24    $1.12       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $0.90       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.01    $1.06    $1.06    $1.00       --
Accumulation unit value at end of period                       $1.19    $1.01    $1.06    $1.06       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  266      529      219       46       --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.30    $1.12    $1.09    $1.00       --
Accumulation unit value at end of period                       $1.21    $1.30    $1.12    $1.09       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                 $1.06    $1.00       --       --       --
Accumulation unit value at end of period                       $1.06    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  117      175       --       --       --
--------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.12       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,314       --       --       --       --
--------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                 $1.41    $1.21    $1.17    $1.00       --
Accumulation unit value at end of period                       $1.35    $1.41    $1.21    $1.17       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  881       --       --       --       --
--------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.10       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  144  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.28    $1.21    $1.13    $1.00       --
Accumulation unit value at end of period                       $1.27    $1.28    $1.21    $1.13       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.07    $1.04    $1.03    $1.00       --
Accumulation unit value at end of period                       $1.20    $1.07    $1.04    $1.03       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  234      395      227       90       --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.20    $1.05    $1.03    $1.00       --
Accumulation unit value at end of period                       $1.25    $1.20    $1.05    $1.03       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.09       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.50    $1.25    $1.14    $1.00       --
Accumulation unit value at end of period                       $1.53    $1.50    $1.25    $1.14       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $0.98       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  745       --       --       --       --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.84    $1.68    $1.47    $1.30    $1.00
Accumulation unit value at end of period                       $2.11    $1.84    $1.68    $1.47    $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,368    2,760    1,602      814      205
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.47    $1.40    $1.35    $1.34    $1.00
Accumulation unit value at end of period                       $1.82    $1.47    $1.40    $1.35    $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   27       13       21        7        5
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.05    $1.03    $1.03    $1.00       --
Accumulation unit value at end of period                       $1.08    $1.05    $1.03    $1.03       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,607      282      242       11       --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.16    $1.96    $1.69    $1.38    $1.00
Accumulation unit value at end of period                       $2.45    $2.16    $1.96    $1.69    $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  608      488      330      213      143
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.18    $1.89    $1.62    $1.46    $1.00
Accumulation unit value at end of period                       $2.51    $2.18    $1.89    $1.62    $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  344      445      418      246        5
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.30    $1.12    $1.12    $1.00       --
Accumulation unit value at end of period                       $1.32    $1.30    $1.12    $1.12       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  409      404      324      151       --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.27    $1.11    $1.09    $1.00       --
Accumulation unit value at end of period                       $1.22    $1.27    $1.11    $1.09       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.65    $1.55    $1.50    $1.37    $1.00
Accumulation unit value at end of period                       $1.80    $1.65    $1.55    $1.50    $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --        7       --        5
--------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.75    $1.50    $1.38    $1.25    $1.00
Accumulation unit value at end of period                       $1.77    $1.75    $1.50    $1.38    $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  502      611      526      516      349
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   145

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.22    $1.10    $1.16    $1.00       --
Accumulation unit value at end of period                       $1.33    $1.22    $1.10    $1.16       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,848    1,468      826      291       --
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.43    $1.20    $1.12    $1.00       --
Accumulation unit value at end of period                       $1.44    $1.43    $1.20    $1.12       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    9        9        9        6       --
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.51    $1.32    $1.19    $1.00       --
Accumulation unit value at end of period                       $1.53    $1.51    $1.32    $1.19       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,162      978      575      248       --
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $0.94       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    4       --       --       --       --
--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.05       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,538       --       --       --       --
--------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $1.41    $1.34    $1.31    $1.22    $1.00
Accumulation unit value at end of period                       $1.54    $1.41    $1.34    $1.31    $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    2        2        2        2        2
--------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $1.59    $1.43    $1.39    $1.33    $1.00
Accumulation unit value at end of period                       $1.60    $1.59    $1.43    $1.39    $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   24       24       22       21       --
--------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $1.40    $1.28    $1.27    $1.17    $1.00
Accumulation unit value at end of period                       $1.43    $1.40    $1.28    $1.27    $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  545      531      435      401      240
--------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $2.44    $1.90    $1.66    $1.30    $1.00
Accumulation unit value at end of period                       $3.06    $2.44    $1.90    $1.66    $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   73       89       94       97       12
--------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.49    $1.41    $1.37    $1.31    $1.00
Accumulation unit value at end of period                       $1.66    $1.49    $1.41    $1.37    $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  299      314      284      126       59
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $2.19    $1.90    $1.70    $1.46    $1.00
Accumulation unit value at end of period                       $2.28    $2.19    $1.90    $1.70    $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   41       42       15       12        4
--------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $2.04    $1.81    $1.68    $1.44    $1.00
Accumulation unit value at end of period                       $1.97    $2.04    $1.81    $1.68    $1.44
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   40       30       40       33       29
--------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.20    $1.14    $1.14    $1.07    $1.00
Accumulation unit value at end of period                       $1.30    $1.20    $1.14    $1.14    $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,205    2,256    1,716      851      141
--------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,649       --       --       --       --
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  146  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003
--------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.40    $1.38    $1.25    $1.19    $1.00
Accumulation unit value at end of period                       $1.36    $1.40    $1.38    $1.25    $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  157      167      158      148       10
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $2.12    $1.69    $1.53    $1.34    $1.00
Accumulation unit value at end of period                       $2.25    $2.12    $1.69    $1.53    $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   47       53       51       54       41
--------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.43    $1.24    $1.18    $1.00       --
Accumulation unit value at end of period                       $1.23    $1.43    $1.24    $1.18       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   20      263        6        3       --
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.76    $1.70    $1.54    $1.32    $1.00
Accumulation unit value at end of period                       $1.79    $1.76    $1.70    $1.54    $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    2        2        2        2       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,226       --       --       --       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.23    $1.08    $1.10    $1.00       --
Accumulation unit value at end of period                       $1.28    $1.23    $1.08    $1.10       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $2.02    $1.71    $1.64    $1.40    $1.00
Accumulation unit value at end of period                       $1.88    $2.02    $1.71    $1.64    $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  687      648      720      337        3
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (01/29/2003)
Accumulation unit value at beginning of period                 $1.01    $0.98    $0.98    $0.99    $1.00
Accumulation unit value at end of period                       $1.04    $1.01    $0.98    $0.98    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  137       91       70      179       55
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund
  at Dec. 31, 2007 were 2.63% and 2.67%, respectively.
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.07    $1.05    $1.05    $1.02    $1.00
Accumulation unit value at end of period                       $1.11    $1.07    $1.05    $1.05    $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,241      547      165      169       63
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period                 $2.18    $1.86    $1.67    $1.44    $1.00
Accumulation unit value at end of period                       $2.32    $2.18    $1.86    $1.67    $1.44
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,267    1,033      512       31        9
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --
Accumulation unit value at end of period                       $1.08    $1.02       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,399    1,411       --       --       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.50    $1.38    $1.29    $1.22    $1.00
Accumulation unit value at end of period                       $1.52    $1.50    $1.38    $1.29    $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42       --       --       --       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.20    $1.10    $1.08    $1.00       --
Accumulation unit value at end of period                       $1.20    $1.20    $1.10    $1.08       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  822    1,551      960      372       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                 $1.18    $1.11    $1.09    $1.00       --
Accumulation unit value at end of period                       $1.19    $1.18    $1.11    $1.09       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  891      103       --       --       --
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   147

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.24    $1.10    $1.05    $1.00       --
Accumulation unit value at end of period                       $1.25    $1.24    $1.10    $1.05       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,103    1,183    1,307      818       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.32    $1.13    $1.10    $1.00       --
Accumulation unit value at end of period                       $1.29    $1.32    $1.13    $1.10       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.43    $1.45    $1.35    $1.26    $1.00
Accumulation unit value at end of period                       $1.59    $1.43    $1.45    $1.35    $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  136      158      161      118       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.61    $1.42    $1.39    $1.28    $1.00
Accumulation unit value at end of period                       $1.66    $1.61    $1.42    $1.39    $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   26       38       48       30       22
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.00    $0.98    $0.98    $0.99    $1.00
Accumulation unit value at end of period                       $1.03    $1.00    $0.98    $0.98    $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  589      641      492      399      234
--------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $2.02    $1.53    $1.17    $1.00       --
Accumulation unit value at end of period                       $2.73    $2.02    $1.53    $1.17       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  562      594      469      225       --
--------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $1.55    $1.27    $1.14    $1.00       --
Accumulation unit value at end of period                       $1.72    $1.55    $1.27    $1.14       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.75    $1.53    $1.50    $1.30    $1.00
Accumulation unit value at end of period                       $1.68    $1.75    $1.53    $1.50    $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,977    1,995    1,445      538       25
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $0.85       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  326       --       --       --       --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.12       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --       --       --       --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $2.13    $1.57    $1.37    $1.00       --
Accumulation unit value at end of period                       $1.73    $2.13    $1.57    $1.37       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   16       16       17        6       --
--------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                 $1.93    $1.43    $1.20    $1.00       --
Accumulation unit value at end of period                       $2.20    $1.93    $1.43    $1.20       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  386      184      128       28       --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
--------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                 $1.33    $1.26    $1.15    $1.00       --
Accumulation unit value at end of period                       $1.38    $1.33    $1.26    $1.15       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  799      615      523      221       --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  148  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts.................... p.  3
Rating Agencies................................ p.  4
Revenues Received During Calendar Year 2007.... p.  4
Principal Underwriter.......................... p.  5
Independent Registered Public Accounting
  Firm......................................... p.  5
Condensed Financial Information (Unaudited).... p.  6
Financial Statements


--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   149

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  150  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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--------------------------------------------------------------------------------

               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS   151

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437


          RiverSource Distributors, Inc. (Distributor), Member FINRA.

Insurance and annuity products are issued by RiverSource Life Insurance Company.


        (C)2008 RiverSource Life Insurance Company. All rights reserved.


45300 H (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE(R)

SIGNATURE VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             829 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 333-3437

             (Corporate Office)

             RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

NEW RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.

- Credit Suisse Trust

- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- J.P. Morgan Series Trust II
- Lazard Retirement Series, Inc.

- Lincoln Variable Insurance Product Trust (LVIP)

- MFS(R) Variable Insurance Trust(SM)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST) formerly known

    as RiverSource(R) Variable Portfolio Funds
- Royce Capital Fund
- Third Avenue Variable Series Trust
- Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Valuing Your Investment -- Contract Value Credits.")

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   1

TABLE OF CONTENTS


KEY TERMS........................................   3
THE CONTRACT IN BRIEF............................   5
EXPENSE SUMMARY..................................   7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)......  11
FINANCIAL STATEMENTS.............................  11
THE VARIABLE ACCOUNT AND THE FUNDS...............  11
THE GUARANTEE PERIOD ACCOUNTS (GPAS).............  22
THE ONE-YEAR FIXED ACCOUNT.......................  24
BUYING YOUR CONTRACT.............................  24
CHARGES..........................................  26
VALUING YOUR INVESTMENT..........................  30
MAKING THE MOST OF YOUR CONTRACT.................  32
WITHDRAWALS......................................  37
TSA -- SPECIAL PROVISIONS........................  38
CHANGING OWNERSHIP...............................  38
BENEFITS IN CASE OF DEATH........................  38
OPTIONAL BENEFITS................................  42
THE ANNUITY PAYOUT PERIOD........................  47
TAXES............................................  49
VOTING RIGHTS....................................  52
SUBSTITUTION OF INVESTMENTS......................  52
ABOUT THE SERVICE PROVIDERS......................  52
ADDITIONAL INFORMATION...........................  53
APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED
  PARTIAL WITHDRAWAL.............................  55
APPENDIX B: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)....................................  57
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION............  61


--------------------------------------------------------------------------------
  2  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.



MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a guarantee period account is withdrawn or transferred more than 30 days before the end of its guarantee period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code


- SIMPLE IRA under Section 408(p) of the Code


- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------
  4  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age.

These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds")



- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")



- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The One-Year Fixed Account")



We no longer offer new contracts. However, you have the option of making additional purchase payments. Some states have time limitations for making additional payments. (See "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract--Transferring Among Accounts")



WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")



OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (See "Optional Benefits")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   5

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes")


--------------------------------------------------------------------------------
  6  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                                     YEARS FROM PURCHASE  WITHDRAWAL CHARGE
                                       PAYMENT RECEIPT       PERCENTAGE
                                              1                   7%
                                              2                   7
                                              3                   6
                                              4                   6
                                              5                   5
                                              6                   4
                                              7                   2
                                            Thereafter            0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

 VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                            0.15%
 MORTALITY AND EXPENSE RISK FEE                                     1.25
 TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                            1.40%

OTHER ANNUAL EXPENSES

 ANNUAL CONTRACT ADMINISTRATIVE CHARGE                         $30

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

 GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                0.35%*

(As a percentage of the adjusted contract value charged annually on the contract anniversary.)

 8% PERFORMANCE CREDIT RIDER (PCR) FEE                             0.25%*

(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee apples only if you elect this optional feature.

--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDING DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.60%                         4.21%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                   ACQUIRED FUND      GROSS TOTAL
                                                    MANAGEMENT        12B-1          OTHER           FEES AND           ANNUAL
                                                       FEES            FEES         EXPENSES        EXPENSES**         EXPENSES
 AIM V.I. Capital Appreciation Fund, Series I          0.61%             --%          0.27%              --%             0.88%
 Shares
 AIM V.I. Capital Development Fund, Series I           0.75              --           0.31               --              1.06(1)
 Shares
 AIM V.I. Core Equity Fund, Series I Shares            0.60              --           0.28             0.02              0.90(1)
 AllianceBernstein VPS Global Technology               0.75            0.25           0.17               --              1.17
 Portfolio (Class B)
 AllianceBernstein VPS Intermediate Bond               0.45            0.25           0.33               --              1.03
 Portfolio (Class B)
 (previously AllianceBernstein VPS U.S.
 Government/High Grade Securities Portfolio
 (Class B))
 AllianceBernstein VPS Large Cap Growth Portfolio      0.75            0.25           0.07               --              1.07
 (Class B)
 Credit Suisse Trust - Mid-Cap Core Portfolio          0.70              --           0.58               --              1.28(2)
 Fidelity(R) VIP Growth & Income Portfolio             0.46            0.10           0.12               --              0.68
 Service Class
 Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56            0.10           0.10               --              0.76
 Fidelity(R) VIP Overseas Portfolio Service Class      0.71            0.10           0.14               --              0.95
 FTVIPT Franklin Global Real Estate Securities         0.75            0.25           0.31               --              1.31(3)
 Fund - Class 2
 FTVIPT Mutual Shares Securities Fund - Class 2        0.59            0.25           0.13               --              0.97
 FTVIPT Templeton Foreign Securities Fund - Class      0.63            0.25           0.14             0.02              1.04(4)
 2
 Goldman Sachs VIT Capital Growth                      0.75              --           0.11               --              0.86
 Fund - Institutional Shares
 Goldman Sachs VIT Strategic International Equity      1.00              --           0.16               --              1.16
 Fund - Institutional Shares
 Goldman Sachs VIT Structured U.S. Equity              0.65              --           0.07               --              0.72(5)
 Fund - Institutional Shares
 Janus Aspen Series Global Technology Portfolio:       0.64            0.25           0.18             0.01              1.08
 Service Shares
 Janus Aspen Series International Growth               0.64            0.25           0.06               --              0.95
 Portfolio: Service Shares
 Janus Aspen Series Large Cap Growth Portfolio:        0.64            0.25           0.02             0.01              0.92
 Service Shares
 Janus Aspen Series Mid Cap Growth Portfolio:          0.64            0.25           0.04               --              0.93
 Service Shares
 JPMorgan U.S. Large Cap Core Equity Portfolio         0.35              --           0.50               --              0.85
 Lazard Retirement International Equity                0.75            0.25           0.18               --              1.18
 Portfolio - Service Shares
 Lazard Retirement U.S. Strategic Equity               0.75            0.25           3.21               --              4.21(6)
 Portfolio - Service Shares
 LVIP Baron Growth Opportunities Fund - Service        1.00            0.25           0.08               --              1.33(7)
 Class
 MFS(R) New Discovery Series - Initial Class           0.90              --           0.11               --              1.01
 MFS(R) Research Series - Initial Class                0.75              --           0.13               --              0.88
 MFS(R) Utilities Series - Initial Class               0.75              --           0.10               --              0.85(8)
 Putnam VT Growth and Income Fund - Class IB           0.50            0.25           0.05               --              0.80
 Shares


--------------------------------------------------------------------------------
  8  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                               ACQUIRED FUND
                                       MANAGEMENT          12B-1            OTHER                FEES AND
                                          FEES             FEES           EXPENSES              EXPENSES**
 Putnam VT International Equity           0.73%            0.25%            0.11%                  0.01%
 Fund - Class IB Shares
 Putnam VT International New              1.00             0.25             0.17                     --
 Opportunities Fund - Class IB
 Shares
 Royce Capital Fund - Micro-Cap           1.25               --             0.06                     --
 Portfolio, Investment Class
 Royce Capital Fund - Small-Cap           1.00               --             0.08                     --
 Portfolio, Investment Class
 RVST RiverSource(R) Variable             0.53             0.13             0.14                     --
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable             0.33             0.13             0.14                     --
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable             0.45             0.13             0.16                     --
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable             0.59             0.13             0.14                     --
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable             0.60             0.13             0.16                     --
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable             0.59             0.13             0.15                     --
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable             0.58             0.13             0.15                     --
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable             0.48             0.13             0.18                     --
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable             0.68             0.13             0.20                     --
 Portfolio - Small Cap Advantage
 Fund
 Third Avenue Value Portfolio             0.90               --             0.27                     --
 Wanger International Small Cap           0.88               --             0.11                     --
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies            0.90               --             0.05                     --
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)

TOTAL ANNUAL OPERATING EXPENSES FOR
(Before fee waivers and/or expense r
                                            GROSS TOTAL
                                               ANNUAL
                                              EXPENSES
 Putnam VT International Equity                 1.10%
 Fund - Class IB Shares
 Putnam VT International New                    1.42(9)
 Opportunities Fund - Class IB
 Shares
 Royce Capital Fund - Micro-Cap                 1.31
 Portfolio, Investment Class
 Royce Capital Fund - Small-Cap                 1.08
 Portfolio, Investment Class
 RVST RiverSource(R) Variable                   0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable                   0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable                   0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable                   0.86
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable                   0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable                   0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable                   0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable                   0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable               1.01(10)
 Portfolio - Small Cap Advantage
 Fund
 Third Avenue Value Portfolio                   1.17
 Wanger International Small Cap                 0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies                  0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.05% for AIM V.I. Capital Development Fund, Series I Shares and 0.89% for AIM V.I. Core Equity Fund, Series I Shares.


(2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 1.25% for Credit Suisse Trust - Mid-Cap Core Portfolio.


(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.


(5) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(6) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.25% for Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares.


(7) Lincoln Investment Advisors Corporation has contractually agreed to reimburse the Fund to the extent that the "Gross total annual expenses" exceed 1.29% of average daily net assets. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.


(8) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 0.82% for MFS Utilities Series - Initial Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(9) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.36% for Putnam VT International New Opportunities Fund - Class IB Shares.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. It assumes that you select the optional GMIB. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                       IF YOU WITHDRAW YOUR CONTRACT AT THE            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        END OF THE APPLICABLE TIME PERIOD:            AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     $1,312    $2,417     $3,494      $5,824          $612       $1,817      $2,994      $5,824


MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:


                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                       IF YOU WITHDRAW YOUR CONTRACT AT THE            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        END OF THE APPLICABLE TIME PERIOD:            AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                      $907     $1,238     $1,595      $2,361          $207        $638       $1,095      $2,361



(1) In these examples, the $30 contract administrative charge is estimated as a .015% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


--------------------------------------------------------------------------------
  10  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example,

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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   11
  various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

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  12  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments.

  The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours.

  The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.



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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   13

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
AIM V.I. Capital               Growth of capital. Invests principally in common      Invesco Aim Advisors, Inc.
Appreciation Fund, Series I    stocks of companies likely to benefit from new or     adviser, advisory entities
Shares                         innovative products, services or processes as well    affiliated with Invesco
                               as those with above-average growth and excellent      Aim Advisors, Inc.,
                               prospects for future growth. The fund may also        subadvisers.
                               invest up to 25% of its total assets in foreign
                               securities that involve risks not associated with
                               investing solely in the United States.
AIM V.I. Capital Development   Long-term growth of capital. Invests primarily in     Invesco Aim Advisors, Inc.
Fund, Series I Shares          securities (including common stocks, convertible      adviser, advisory entities
                               securities and bonds) of small- and medium-sized      affiliated with Invesco
                               companies. The Fund may invest up to 25% of its       Aim Advisors, Inc.,
                               total assets in foreign securities.                   subadvisers.
AIM V.I. Core Equity Fund,     Growth of capital. Invests normally at least 80% of   Invesco Aim Advisors, Inc.
Series I Shares                its net assets, plus the amount of any borrowings     adviser, advisory entities
                               for investment purposes, in equity securities,        affiliated with Invesco
                               including convertible securities of established       Aim Advisors, Inc.,
                               companies that have long-term above-average growth    subadvisers.
                               in earnings and dividends and growth companies that
                               are believed to have the potential for
                               above-average growth in earnings and dividends. The
                               Fund may invest up to 25% of its total assets in
                               foreign securities.
AllianceBernstein VPS Global   Long-term growth of capital. The Fund invests at      AllianceBernstein L.P.
Technology Portfolio (Class    least 80% of its net assets in securities of
B)                             companies that use technology extensively in the
                               development of new or improved products or
                               processes. Invests in a global portfolio of
                               securities of U.S. and foreign companies selected
                               for their growth potential.
AllianceBernstein VPS          High level of current income consistent with          AllianceBernstein L.P.
Intermediate Bond Portfolio    preservation of capital. Invests primarily in (1)
(Class B) (previously          U.S. government securities and (2) other high-grade
AllianceBernstein VPS U.S.     fixed-income securities or, if unrated, of
Govt/High Grade Securities     equivalent quality.
Portfolio (Class B))
AllianceBernstein VPS Large    Long-term growth of capital. Invests primarily in     AllianceBernstein L.P.
Cap Growth Portfolio (Class    equity securities of U.S. companies. Unlike most
B)                             equity funds, the Portfolio focuses on a relatively
                               small number of intensively researched companies.
Credit Suisse Trust -          Maximum capital appreciation. Invests in U.S.         Credit Suisse Asset
Mid-Cap Core Portfolio         equity securities of 'mid-cap' companies selected     Management, LLC
                               using proprietary quantitative stock selection
                               models rather than the more traditional fundamental
                               analysis approach. Maintains investment attributes
                               similar to those of the Standard & Poor's MidCap
                               400(R) Index and intends to limit its divergence
                               from that index in terms of market, industry and
                               sector exposures.


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  14  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Fidelity(R) VIP Growth &       High total return through a combination of current    Fidelity Management &
Income Portfolio Service       income and capital appreciation. Normally invests a   Research Company (FMR),
Class                          majority of assets in common stocks with a focus on   investment manager; FMR
                               those that pay current dividends and show potential   U.K., FMR Far East, sub-
                               for capital appreciation. May invest in bonds,        advisers.
                               including lower-quality debt securities, as well as
                               stocks that are not currently paying dividends, but
                               offer prospects for future income or capital
                               appreciation. Invests in domestic and foreign
                               issuers. The Fund invests in either "growth" stocks
                               or "value" stocks or both.
Fidelity(R) VIP Mid Cap        Long-term growth of capital. Allocates assets         Fidelity Management &
Portfolio Service Class        across different market sectors and maturities.       Research Company (FMR),
                               Normally invests primarily in common stocks.          investment manager; FMR
                               Normally invests at least 80% of assets in            U.K., FMR Far East, sub-
                               securities of companies with medium market            advisers.
                               capitalizations. May invest in companies with
                               smaller or larger market capitalizations. Invests
                               in domestic and foreign issuers. The Fund invests
                               in either "growth" or "value" common stocks or
                               both.
Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests         Fidelity Management &
Portfolio Service Class        primarily in common stocks of foreign securities.     Research Company (FMR),
                               Normally invests at least 80% of assets in non-U.S.   investment manager; FMR
                               securities.                                           U.K., FMR Far East,
                                                                                     Fidelity International
                                                                                     Investment Advisors (FIIA)
                                                                                     and FIIA U.K.,
                                                                                     sub-advisers.
FTVIPT Franklin Global Real    High total return. The Fund normally invests at       Franklin Templeton
Estate Securities              least 80% of its net assets in investments of         Institutional, LLC
Fund - Class 2                 companies located anywhere in the world that
                               operate in the real estate sector and normally
                               invests predominantly in equity securities.
FTVIPT Mutual Shares           Capital appreciation, with income as a secondary      Franklin Mutual Advisers,
Securities Fund - Class 2      goal. The Fund normally invests primarily in equity   LLC
                               securities of companies that the manager believes
                               are undervalued. The Fund also invests, to a lesser
                               extent in risk arbitrage securities and distressed
                               companies.
FTVIPT Templeton Foreign       Long-term capital growth. The Fund normally invests   Templeton Investment
Securities Fund - Class 2      at least 80% of its net assets in investments of      Counsel, LLC
                               issuers located outside the U.S., including those
                               in emerging markets, and normally invests
                               predominantly in equity securities.
Goldman Sachs VIT Capital      Long-term growth of capital. The Fund invests,        Goldman Sachs Asset
Growth Fund - Institutional    under normal circumstances, at least 90% of its       Management, L.P.
Shares                         total assets (not including securities lending
                               collateral and any investment of that collateral)
                               measured at the time of purchase ("Total Assets")
                               in equity investments. The Fund seeks to achieve
                               its investment objective by investing in a
                               diversified portfolio of equity investments that
                               are considered by the Investment Adviser to have
                               long-term capital appreciation potential. Although
                               the Fund invests primarily in publicly traded U.S.
                               securities, it may invest up to 25% of its Total
                               Assets in foreign securities, including securities
                               of issuers in countries with emerging markets or
                               economies ("emerging countries") and securities
                               quoted in foreign currencies.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   15

INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Strategic    Long-term capital appreciation by investing in the    Goldman Sachs Asset
International Equity           stocks of leading companies within developed and      Management International
Fund - Institutional Shares    emerging countries around the world, outside the
                               U.S. The Fund invests, under normal circumstances,
                               substantially all, and at least 80% of its Net
                               Assets in a diversified portfolio of equity
                               investments in companies that are organized outside
                               the United States or whose securities are
                               principally traded outside the United States. The
                               Fund intends to invest in companies with public
                               stock market capitalizations that are larger than
                               $1 billion at the time of investment.
                               The Fund may allocate its assets among countries as
                               determined by the Investment Adviser from time to
                               time, provided the Fund's assets are invested in at
                               least three foreign countries. The Fund expects to
                               invest a substantial portion of its assets in the
                               securities of issuers located in the developed
                               countries of Western Europe and in Japan. From time
                               to time, the Fund's investments in a particular
                               developed country may exceed 25% of its investment
                               portfolio. In addition, the Fund may also invest in
                               the securities of issuers located in Australia,
                               Canada, New Zealand and in emerging countries.
                               Currently, emerging countries include, among
                               others, most Latin, Central and South American,
                               African, Asian, Middle Eastern and Eastern European
                               nations.
                               The Fund may also invest up to 20% of its Net
                               Assets in fixed-income securities, such as
                               government, corporate and bank debt obligations.
Goldman Sachs VIT Structured   Long-term growth of capital and dividend income.      Goldman Sachs Asset
U.S. Equity                    The Fund invests, under normal circumstances, at      Management, L.P.
Fund - Institutional Shares    least 80% of its net assets plus any borrowings for
                               investment purposes (measured at the time of
                               purchase) ("Net Assets") in a diversified portfolio
                               of equity investments in U.S. issuers, including
                               foreign companies that are traded in the United
                               States. However, it is currently anticipated that,
                               under normal circumstances, the Fund will invest at
                               least 95% of its Net Assets in such equity
                               investments.
                               The Fund's investments are selected using a variety
                               of quantitative techniques, derived from
                               fundamental research including but not limited to
                               valuation, momentum, profitability and earnings
                               quality, in seeking to maximize the Fund's expected
                               returns. The Fund maintains risk, style,
                               capitalization and industry characteristics similar
                               to the S&P 500 Index. The S&P 500 Index is an index
                               of large-cap stocks designed to reflect a broad
                               representation of the U.S. economy. The Fund seeks
                               to maximize expected return while maintaining these
                               and other characteristics similar to the benchmark.
                               The Fund is not required to limit its investments
                               to securities in the S&P 500 Index.


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  16  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Janus Aspen Series Global      Long-term growth of capital. Invests, under normal    Janus Capital Management
Technology Portfolio:          circumstances, at least 80% of its net assets in      LLC
Service Shares                 securities of companies that the portfolio manager
                               believes will benefit significantly from advances
                               or improvements in technology. It implements this
                               policy by investing primarily in equity securities
                               of U.S. and foreign companies selected for their
                               growth potential.
Janus Aspen Series             Long-term growth of capital. Invests, under normal    Janus Capital Management
International Growth           circumstances, at least 80% of its net assets in      LLC
Portfolio: Service Shares      securities of issuers from countries outside of the
                               United States. The Portfolio normally invests in
                               securities of issuers from several different
                               countries excluding the United States. Although the
                               Portfolio intends to invest substantially all of
                               its assets in issuers located outside the United
                               States, it may at times invest in U.S. issuers, and
                               it may under unusual circumstances, invest all of
                               its assets in a single country. The Portfolio may
                               have significant exposure to emerging markets.
Janus Aspen Series Large Cap   Long-term growth of capital in a manner consistent    Janus Capital Management
Growth Portfolio: Service      with the preservation of capital. Invests under       LLC
Shares                         normal circumstances at least 80% of its net assets
                               in common stocks of large-sized companies.
                               Large-sized companies are those whose market
                               capitalization falls within the range of companies
                               in the Russell 1000(R) Index at the time of
                               purchase.
Janus Aspen Series Mid Cap     Long-term growth of capital. Invests, under normal    Janus Capital Management
Growth Portfolio: Service      circumstances, at least 80% of its net assets in      LLC
Shares                         equity securities of mid-sized companies whose
                               market capitalization falls, at the time of initial
                               purchase, in the 12-month average of the
                               capitalization ranges of the Russell Midcap Growth
                               Index. Market capitalization is a commonly used
                               measure of the size and value of a company.
JPMorgan U.S. Large Cap Core   High total return from a portfolio of selected        J.P. Morgan Investment
Equity Portfolio               equity securities. Under normal circumstances, the    Management Inc.
                               portfolio invests at least 80% of its assets (net
                               assets plus the amount of borrowing for investment
                               purposes) in equity investments of large-cap U.S.
                               companies. By holding between 60-80 securities with
                               an emphasis on those that appear undervalued, and
                               by generally aligning its sector weightings with
                               those of its benchmark, the Portfolio seeks returns
                               that exceed those of the S&P 500 over the long term
                               with a controlled level of volatility.
Lazard Retirement              Long-term capital appreciation. Invests primarily     Lazard Asset Management,
International Equity           in equity securities, principally common stocks, of   LLC
Portfolio - Service Shares     relatively large non- U.S. companies with market
                               capitalizations in the range of the Morgan Stanley
                               Capital International (MSCI) Europe, Australia and
                               Far East (EAFE(R)) Index that the Investment
                               Manager believes are undervalued based on their
                               earnings, cash flow or asset values.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   17

INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Lazard Retirement U.S.         Long-term capital appreciation. Under normal          Lazard Asset Management,
Strategic Equity Portfolio -   circumstances, the Portfolio will invest at least     LLC
Service Shares                 80% of its net assets, plus any borrowings for
                               investment purposes ("Investable Assets"), in
                               equity securities of U.S. companies (or other
                               investments with similar economic characteristics)
                               and (3) certain investment strategies and policies.
                               The Portfolio will generally focus on large-sized
                               companies, although the market capitalizations of
                               issuers in which the Portfolio invests may vary
                               with market conditions and the Portfolio will have
                               opportunistic exposure to mid cap companies. From
                               time to time, the Portfolio may invest in companies
                               with market capitalizations as small as $500
                               million.
LVIP Baron Growth              Capital appreciation. Invests primarily in            Lincoln JP Holdings, L.P.,
Opportunities Fund - Service   securities of small- and medium-sized companies we    is the investment adviser;
Class                          believe have undervalued assets or favorable growth   BAMCO, Inc., sub-adviser.
                               prospects.
MFS(R) New Discovery           Capital appreciation. Invests in stocks of            MFS Investment
Series - Initial Class         companies MFS believes to have above average          Management(R)
                               earnings growth potential compared to other
                               companies (growth companies). Growth companies tend
                               to have stock prices that are high relative to
                               their earnings, dividends, book value, or other
                               financial measures. The Fund generally focuses on
                               companies with small capitalizations.
MFS(R) Research Series -       Capital appreciation. Normally invests primarily in   MFS Investment
Initial Class                  equity securities. In selecting investments for the   Management(R)
                               fund, MFS is not constrained to any particular
                               investment style. MFS may invest the fund's assets
                               in the stocks of companies it believes to have
                               above average earnings growth potential compared to
                               other companies (growth companies), in the stocks
                               of companies it believes are undervalued compared
                               to their perceived worth (value companies), or in a
                               combination of growth and value companies. MFS may
                               invest the fund's assets in companies of any size.
                               MFS may invest the fund's assets in foreign
                               securities. A team of investment research analysts
                               selects investments for the fund. MFS allocates the
                               fund's assets to analysts by broad market sectors.
MFS(R) Utilities Series -      Total return. Normally invests at least 80% of the    MFS Investment
Initial Class                  fund's net assets in securities of issuers in the     Management(R)
                               utilities industry. The Fund's assets may be
                               invested in companies of any size.
Putnam VT Growth and Income    Capital growth and current income. The fund pursues   Putnam Investment
Fund - Class IB Shares         its goal by investing mainly in common stocks of      Management, LLC
                               U.S. companies, with a focus on value stocks that
                               offer the potential for capital growth, current
                               income or both.
Putnam VT International        Capital appreciation. The fund pursues its goal by    Putnam Investment
Equity Fund - Class IB         investing mainly in common stocks of companies        Management, LLC
Shares                         outside the United States that Putnam Management
                               believes have favorable investment potential. Under
                               normal circumstances, the fund invests at least 80%
                               of its net assets in equity investments.
Putnam VT International New    Long-term capital appreciation. The fund pursues      Putnam Investment
Opportunities Fund - Class     its goal by investing mainly in common stocks of      Management, LLC
IB Shares                      companies outside the United States with a focus on
                               growth stocks.


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  18  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Royce Capital Fund -           Long-term growth of capital. Invests primarily in a   Royce & Associates, LLC
Micro-Cap Portfolio -          broadly diversified portfolio of equity securities
Investment Class               issued by micro-cap companies (companies with stock
                               market capitalizations below $500 million).
Royce Capital Fund -           Long-term growth of capital. Invests primarily in a   Royce & Associates, LLC
Small-Cap Portfolio -          limited number of equity securities issued by small
Investment Class               companies with stock market capitalization below
                               $2.5 billion.
RVST RiverSource Variable      Maximum total investment return through a             RiverSource Investments,
Portfolio - Balanced Fund      combination of capital growth and current income.     LLC
                               Invests primarily in a combination of common and
                               preferred stocks, bonds and other debt securities.
                               Under normal market conditions, at least 50% of the
                               Fund's total assets are invested in common stocks
                               and no less than 25% of the Fund's total assets are
                               invested in debt securities. The Fund may invest up
                               to 25% of its net assets in foreign investments.
RVST RiverSource Variable      Maximum current income consistent with liquidity      RiverSource Investments,
Portfolio - Cash Management    and stability of principal. Invests primarily in      LLC
Fund                           money market instruments, such as marketable debt
                               obligations issued by corporations or the U.S.
                               government or its agencies, bank certificates of
                               deposit, bankers' acceptances, letters of credit,
                               and commercial paper, including asset-backed
                               commercial paper.
RVST RiverSource Variable      High level of current income while attempting to      RiverSource Investments,
Portfolio - Diversified Bond   conserve the value of the investment for the          LLC
Fund                           longest period of time. Under normal market
                               conditions, the Fund invests at least 80% of its
                               net assets in bonds and other debt securities. At
                               least 50% of the Fund's net assets will be invested
                               in securities like those included in the Lehman
                               Brothers Aggregate Bond Index (Index), which are
                               investment grade and denominated in U.S. dollars.
                               The Index includes securities issued by the U.S.
                               government, corporate bonds, and mortgage- and
                               asset-backed securities. Although the Fund
                               emphasizes high- and medium-quality debt
                               securities, it will assume some credit risk to
                               achieve higher yield and/or capital appreciation by
                               buying lower-quality (junk) bonds. The Fund may
                               invest up to 25% of its net assets in foreign
                               investments, which may include instruments in
                               emerging markets.
RVST RiverSource Variable      High level of current income and, as a secondary      RiverSource Investments,
Portfolio - Diversified        goal, steady growth of capital. Under normal market   LLC
Equity Income Fund             conditions, the Fund invests at least 80% of its
                               net assets in dividend-paying common and preferred
                               stocks. The Fund may invest up to 25% of its net
                               assets in foreign investments.
RVST RiverSource Variable      Long-term capital growth. Invests primarily in        RiverSource Investments,
Portfolio - Growth Fund        common stocks and securities convertible into         LLC
                               common stocks that appear to offer growth
                               opportunities. These growth opportunities could
                               result from new management, market developments, or
                               technological superiority. The Fund may invest up
                               to 25% of its net assets in foreign investments.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   19

INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable      High current income, with capital growth as a         RiverSource Investments,
Portfolio - High Yield Bond    secondary objective. Under normal market              LLC
Fund                           conditions, the Fund invests at least 80% of its
                               net assets in high-yield debt instruments (commonly
                               referred to as "junk") including corporate debt
                               securities as well as bank loans rated below
                               investment grade by a nationally recognized
                               statistical rating organization, or if unrated,
                               determined to be of comparable quality. Up to 25%
                               of the Fund may be invested in high yield debt
                               instruments of foreign issuers.
RVST RiverSource Variable      Capital appreciation. Under normal market             RiverSource Investments,
Portfolio - Large Cap Equity   conditions, the Fund invests at least 80% of its      LLC
Fund                           net assets in equity securities of companies with
                               market capitalization greater than $5 billion at
                               the time of purchase. The Fund may invest up to 25%
                               of its net assets in foreign investments.
RVST RiverSource Variable      High level of current income and safety of            RiverSource Investments,
Portfolio - Short Duration     principal consistent with investment in U.S.          LLC
U.S. Government Fund           government and government agency securities. Under
                               normal market conditions, at least 80% of the
                               Fund's net assets are invested in securities issued
                               or guaranteed as to principal and interest by the
                               U.S. government, its agencies or instrumentalities.
RVST RiverSource Variable      Long-term capital growth. Under normal market         RiverSource Investments,
Portfolio - Small Cap          conditions, at least 80% of the Fund's net assets     LLC, adviser; Kenwood
Advantage Fund                 are invested in equity securities of companies with   Capital Management LLC,
                               market capitalization of up to $2 billion or that     sub-adviser.
                               fall within the range of the Russell 2000(R) Index
                               at the time of investment.
Third Avenue Value Portfolio   Long-term capital appreciation. Invests primarily     Third Avenue Management
                               in common stocks of well - financed companies,        LLC
                               meaning companies without significant liabilities
                               in comparison to their liquid resources at a
                               discount to what the Adviser believes is their
                               intrinsic value.
Wanger International Small     Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
Cap                            stocks of companies based outside the U.S. with       Management, L.P.
                               market capitalizations of less than $5 billion at
Effective June 1, 2008, the    time of initial purchase.
Fund will change its name to
Wanger International.          Effective June 1, 2008:
                               Long-term growth of capital. Under normal market
                               circumstances, the Fund invests a majority of its
                               net assets in small- and mid-sized companies with
                               market capitalizations under $5 billion at the time
                               of investment. However, if the Fund's investments
                               in such companies represent less than a majority of
                               its net assets, the Fund may continue to hold and
                               to make additional investments in an existing
                               company in its portfolio even if that company's
                               capitalization has grown to exceed $5 billion.
                               Except as noted above, under normal market
                               circumstances, the Fund may invest in other
                               companies with market capitalizations above $5
                               billion, provided that immediately after that
                               investment a majority of its net assets would be
                               invested in companies with market capitalizations
                               under $5 billion.


--------------------------------------------------------------------------------
  20  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                            INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Wanger U.S. Smaller            Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
Companies                      stocks of small- and medium-size U.S. companies       Management, L.P.
                               with market capitalizations of less than $5 billion
Effective June 1, 2008, the    at time of initial purchase.
Fund will change its name to
Wanger USA.                    Effective June 1, 2008:
                               Long-term growth of capital. Under normal market
                               circumstances, the Fund invests a majority of its
                               net assets in small- and mid-sized companies with
                               market capitalizations under $5 billion at the time
                               of investment. However, if the Fund's investments
                               in such companies represent less than a majority of
                               its net assets, the Fund may continue to hold and
                               to make additional investments in an existing
                               company in its portfolio even if that company's
                               capitalization has grown to exceed $5 billion.
                               Except as noted above, under normal market
                               circumstances, the Fund may invest in other
                               companies with market capitalizations above $5
                               billion, provided that immediately after that
                               investment a majority of its net assets would be
                               invested in companies with market capitalizations
                               under $5 billion.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   21

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.


You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not offered after annuity payouts begin.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to

--------------------------------------------------------------------------------
  22  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

            IF YOUR GPA RATE IS:               THE MVA IS:
 Less than the new GPA rate + 0.10%             Negative
 Equal to the new GPA rate + 0.10%              Zero
 Greater than the new GPA rate + 0.10%          Positive

GENERAL EXAMPLES

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUME:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                       1 + I
      EARLY WITHDRAWAL AMOUNT X [(  ------------ )(N/12)  - 1] = MVA
                                    1 + J + .001

      Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period.

              n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                           1.030
      $1,000 X   [(  -----------------  )(84/12) - 1] = -$39.84
                      1 + .035 + .001

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   23

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                           1.030
      $1,000 X   [(  -----------------  )(84/12) - 1] = $27.61
                      1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See
"Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

THE ONE-YEAR FIXED ACCOUNT

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare.

The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

- the optional Guaranteed Minimum Income Benefit Rider(2);

- the optional 8% Performance Credit Rider(2);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);
--------------------------------------------------------------------------------
  24  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date);
  and

- a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.


We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY


We will pay the death benefit to your named beneficiary if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   25

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM PURCHASE PAYMENTS

  $50 for SIPs

  $100 for all other payments

MAXIMUM TOTAL PURCHASE PAYMENTS*

  $1,000,000 for issue ages up to 85

  $100,000 for issue ages 86 to 90

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER


Send your check along with your name and contract number to our corporate office:


RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs or the one-year fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as


--------------------------------------------------------------------------------
  26 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed below, will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

(a) is 10% of your prior anniversary's contract value; and

(b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                        (ACV - XSF)
    PPW   =   XSF   +   -----------   X   (PPNPW - XSF)
                        (CV - TFA)

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   27

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

                               YEARS FROM PURCHASE   WITHDRAWAL CHARGE
                                 PAYMENT RECEIPT        PERCENTAGE
                                        1                    7%
                                        2                    7
                                        3                    6
                                        4                    6
                                        5                    5
                                        6                    4
                                        7                    2
                                      Thereafter             0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, event if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- We receive these payments:



  - $10,000 initial;



  - $8,000 on the fifth contract anniversary;



  - $6,000 on the eighth contract anniversary; and



- You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and



- The prior anniversary contract value is $38,488.



WITHDRAWAL
  CHARGE                             EXPLANATION
   $  0      $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
      0      $10,252.20 is contract earnings in excess of the 10% TFA
             withdrawal amount withdrawn without withdrawal charge; and
      0      $10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
    400      $8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
    360      $6,000 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
   ----
   $760


WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;
--------------------------------------------------------------------------------
  28  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan;

- death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.


We calculate the fee as follows: 0.35% X (CV + ST - FAV)

  CV    =   contract value on the contract anniversary.
  ST    =   transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract
            anniversary.
  FAV   =   the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE


- You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.



- During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.



- On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


- The GMIB fee percentage is 0.35%.

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   29

  We calculate the charge for the GMIB as follows:
    Contract value on the contract anniversary:                 $73,250.00
    plus transfers from the subaccounts to the one-year fixed
    account in the six months before the contract anniversary:  +15,000.00 minus the value of the one-year fixed account on the
    contract anniversary:                                       -15,250.00
                                                                ----------
                                                                $73,000.00
    The GMIB fee charged to you: 0.35% x $73,000 =              $   255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.


VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

- plus any contract value credits allocated to the GPAs and the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

--------------------------------------------------------------------------------
  30  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any contract value credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS

You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

  ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP / TPP))

    CV    =   contract value at the time of the calculation.
    EPP   =   eligible purchase payments at the time of the calculation.
    TPP   =   total purchase payments at the time of the calculation.

If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE


- You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.



- You make an additional payment on the fourth contract anniversary of $60,000.



- Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   31
  additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:


     0.50% X ($250,000 X ($100,000 / $160,000) = $781.25


After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.


MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                                      AMOUNT                 ACCUMULATION                OF UNITS
OF DOLLARS EACH MONTH ...                   MONTH                INVESTED                 UNIT VALUE                 PURCHASED
                                             Jan                   $100                      $20                       5.00
                                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price is low
....                           ARROW

                                             Mar                    100                       17                       5.88
                                             Apr                    100                       15                       6.67
                                             May                    100                       16                       6.25
                                             Jun                    100                       18                       5.56
                                             Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high.         ARROW

                                             Aug                    100                       19                       5.26
                                             Sept                   100                       21                       4.76
                                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                            IF YOUR NET CONTRACT VALUE(1) IS ...          WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                                  $10,000-$49,999                                      Tier 1 DCA account
                                  $50,000 or more                                   Tier 2 DCA account(2)



(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You p cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the

--------------------------------------------------------------------------------
  32  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

TRANSFERRING AMONG ACCOUNTS

You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   33

The date your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

  For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES

--------------------------------------------------------------------------------
  34  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automatic transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   35

IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:


RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax with holding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

--------------------------------------------------------------------------------
  36  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

 3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our corporate office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   37

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:


  - you are at least age 59 1/2; or



  - you are disabled as defined in the Code; or



  - you severed employment with the employer who purchased the contract; or


  - the distribution is because of your death; or

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

- Return of Purchase Payments (ROP) Death Benefit;

- Maximum Anniversary Value (MAV) Death Benefit; and

- Enhanced Death Benefit (EDB) rider.

--------------------------------------------------------------------------------
  38  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

  ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH          =   PW X DB
    BENEFIT                                                          ------------
                                                                     CV

  PW = the partial withdrawal including any applicable withdrawal charge or MVA.

  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $20,000.



- On the first contract anniversary you make an additional purchase payment of $5,000.



- During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.



- During the third contract year the contract value grows to $23,000.



  We calculate the ROP death benefit as follows:
  Contract value at death:                                                                    $   23,000
                                                                                              ----------
  Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                             $25,000.00
         minus adjusted partial withdrawals calculated as:
         $1,500 X $25,000
         ----------------  =                                                                   -1,704.54
             $22,000                                                                          ----------
         for a death benefit of:                                                              $23,295.45
                                                                                              ----------
  The ROP death benefit, calculated as the greatest of these two values:                      $23,295.45


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   39

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE


- You purchase the contract with a payment of $20,000.



- On the first contract anniversary the contract value grows to $29,000.



- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.



  We calculate the MAV death benefit as follows:
  Contract value at death:                                                                    $20,500.00
                                                                                              ----------
  Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                             $20,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 X $20,000
         ----------------  =                                                                   -1,363.64
             $22,000                                                                          ----------
         for a death benefit of:                                                              $18,636.36
                                                                                              ----------
  The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
         MAV on the prior anniversary:                                                        $29,000.00
         plus purchase payments made since the prior anniversary:                                  +0.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 X $29,000
         ----------------  =                                                                   -1,977.27
             $22,000                                                                          ----------
         for a death benefit of:                                                              $27,022.73
                                                                                              ----------
  The MAV death benefit, calculated as the greatest of these three values:                    $27,022.73


ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts;

- minus adjusted transfers and partial withdrawals from the subaccounts.

Thereafter, we continue to add subsequent amounts allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable

--------------------------------------------------------------------------------
  40 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

                                                                  PWT X VAF
  5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS   =   ---------------
                                                                  SV

  PWT   =   the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
  VAF   =   variable account floor on the date of (but prior to) the
            transfer or partial withdrawal.
  SV    =   value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.



- On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.



- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.



  The death benefit is calculated as follows:
  Contract value at death:                                                                    $22,800.00
                                                                                              ----------
  Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                             $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 X $25,000
         ----------------  =                                                                   -1,543.21
             $24,300                                                                          ----------
         for a death benefit of:                                                              $23,456.79
                                                                                              ----------
  The 5% rising floor:
         The variable account floor on the first contract anniversary, calculated as: 1.05    $21,000.00
         X $20,000 =
         plus amounts allocated to the subaccounts since that anniversary:                         +0.00
         minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 X $21,000
         ----------------  =                                                                  -$1,657.89
             $19,000                                                                          ----------
         variable account floor benefit:                                                      $19,342.11
         plus the one-year fixed account value:                                                +5,300.00
                                                                                              ----------
         5% rising floor (value of the GPAs, the one-year fixed account and the variable      $24,642.11
         account floor):                                                                      ----------
  The EDB death benefit, calculated as the greatest of these three values:                    $24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   41

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

- you must hold the GMIB for seven years;


- the GMIB rider terminates* 30 days following the contract anniversary after the annuitant's 86th birthday;


- you can only exercise the GMIB within 30 days after a contract anniversary;

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and

- there are additional costs associated with the rider.


* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

--------------------------------------------------------------------------------
  42  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.


INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

  - Plan A - Life Annuity -- no refund

  - Plan B - Life Annuity with ten years certain

  - Plan D - Joint and last survivor life annuity -- no refund

- you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

 Pt-1 (1 + I)
 ------------    = Pt
     1.05

Pt-1   = prior annuity payout
Pt     = current annuity payout
i      = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   43

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments allocated to the subaccounts increased by 6%;

- plus any subsequent amounts allocated to the subaccounts; and

- minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

  PMT X CVG
  ---------
  ECV

     PMT = each purchase payment made in the five years before you exercise the GMIB.

     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

  For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

  PMT X (1.06)(CY)

  CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider any time after the seventh rider anniversary.

- The rider will terminate on the date:

  - you make a full withdrawal from the contract;

  - a death benefit is payable; or

  - you choose to begin taking annuity payouts under the regular contract provisions.


- The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.


* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


EXAMPLE


- You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.


- There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

--------------------------------------------------------------------------------
  44  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                                 GMIB
ANNIVERSARY                                    CONTRACT VALUE         PURCHASE PAYMENTS           6% RISING FLOOR    BENEFIT BASE
 1                                                $107,000                $100,000                   $106,000
 2                                                 125,000                 100,000                    112,360
 3                                                 132,000                 100,000                    119,102
 4                                                 150,000                 100,000                    126,248
 5                                                  85,000                 100,000                    133,823
 6                                                 120,000                 100,000                    141,852
 7                                                 138,000                 100,000                    150,363          $150,363
 8                                                 152,000                 100,000                    159,388           159,388
 9                                                 139,000                 100,000                    168,948           168,948
 10                                                126,000                 100,000                    179,085           179,085
 11                                                138,000                 100,000                    189,830           189,830
 12                                                147,000                 100,000                    201,220           201,220
 13                                                215,000                 100,000                    213,293           215,000
 14                                                234,000                 100,000                    226,090           234,000
 15                                                240,000                 100,000                    239,655           240,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:

CONTRACT                                                                        PLAN A -
ANNIVERSARY                                                                  LIFE ANNUITY --
AT EXERCISE                                   GMIB BENEFIT BASE                 NO REFUND
 10                                       $179,085 (6% Rising Floor)            $  872.14
 15                                        240,000 (Contract Value)              1,346.40

                                                 MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                      PLAN B -                PLAN D JOINT AND
ANNIVERSARY                               LIFE ANNUITY WITH          LAST SURVIVOR LIFE
AT EXERCISE                               TEN YEARS CERTAIN         ANNUITY -- NO REFUND
 10                                           $  850.65                  $  691.27
 15                                            1,286.40                   1,034.40

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                    PLAN A -                 PLAN B -                PLAN D JOINT AND
ANNIVERSARY                                              LIFE ANNUITY --         LIFE ANNUITY WITH          LAST SURVIVOR LIFE
AT EXERCISE                    GMIB BENEFIT BASE            NO REFUND            TEN YEARS CERTAIN         ANNUITY -- NO REFUND
 10                                $126,000                 $  650.16                $  632.52                  $  520.38
 15                                 240,000                  1,416.00                 1,351.20                   1,096.80

In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   45

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.


INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.


TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

                                                  PW X TV
  TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS   =   ------------
                                                  CV

  PW = the partial withdrawal including any applicable withdrawal charge or MVA.

  TV = the target value on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  3% X (PP - PCRPW - PP5)


       PP = total purchase payments.


  PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

       PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

--------------------------------------------------------------------------------
  46  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- The PCR will terminate on the date:

  - you make a full withdrawal from the contract;

  - that a death benefit is payable; or

  - you choose to begin taking annuity payouts.

EXAMPLE


- You purchase the contract with a payment of $104,000.


- There are no additional purchase payments and no partial withdrawals.


- On the seventh contract anniversary, the contract value is $150,000.



- We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:


  $104,000 X (1.08)(7) = $104,000 X 1.71382 = $178,237.72.

 Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.03 X $104,000 = $3,120.


  After application of the PCR credit, your total contract value would be $153,120.



- On the tenth contract anniversary, the contract value is $220,000.



- We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:


  $104,000 X (1.08)(10) = $104,000 X 2.158924 = $224,528.20.

  Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.05 X $104,000 = $5,200.


  After application of the PCR credit, your total contract value would be $225,200.



- The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   47

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be either 5.27% or 6.77% depending on the applicable assumed investment rate. (See
  "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract
--------------------------------------------------------------------------------
  48 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")

WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   49

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit

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  50  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   51

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contracts and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.50% of purchase payments on the contract as well as service/trail commissions of up to 0.75% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.


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  52  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2007 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   53

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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  54  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):


RPA = Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.



NOTE:In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.


                                         PW X RPA
  RPA ADJUSTED PARTIAL WITHDRAWALS   =   ------------
                                         CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):


EPA = Total purchase payments made prior to the partial withdrawal in question
      AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.



NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.


                                         PW X EPA           EPA
  EPA ADJUSTED PARTIAL WITHDRAWALS   =   ------------   X   ------
                                         CV                 RPA

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      CV = the contract value on the date of (but prior to) the partial withdrawal.

     EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.


EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).



- You purchase the contract with a purchase payment of $100,000.



- On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.


- Contract values before any partial withdrawals are shown below.


- On the third contract anniversary you make a partial withdrawal in the amount of $10,000.



- On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   55

NOTE: The shaded portion of the table indicates the five year exclusion period.

CONTRACT DURATION IN YEARS                                     TOTAL PURCHASE PAYMENTS                        CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
At Issue                                                              $100,000                                   $100,000
1                                                                      100,000                                    110,000
2                                                                      100,000                                    115,000
3                                                                      100,000                                    120,000
4                                                                      100,000                                    115,000
5                                                                      100,000                                    120,000
6                                                                      200,000                                    225,000
7                                                                      200,000                                    230,000
8                                                                      200,000                                    235,000
9                                                                      200,000                                    230,000
10                                                                     200,000                                    235,000



STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on the third contract
  anniversary:
     RPA before the partial withdrawal = total purchase         RPA adjusted partial withdrawal =
     payments made prior to the partial withdrawal minus the  $10,000 X $100,000    =  $8,333
     RPA adjusted partial withdrawals for all previous             $120,000
     partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on the eighth contract
  anniversary:
     RPA before the partial withdrawal = total purchase         RPA adjusted partial withdrawal =
     payments made prior to the partial withdrawal minus the  $10,000 X $191,667    =  $8,156
     RPA adjusted partial withdrawals for all previous             $235,000
     partial withdrawals = $200,000 - $8,333 = $191,667


STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:


For the first partial withdrawal on the third contract
  anniversary:
     EPA before the partial withdrawal = total purchase                EPA adjusted partial withdrawal =
     payments made prior to the partial withdrawal AND the    $10,000 X $100,000    X  $100,000    =  $8,333
     five-year exclusion period minus the EPA adjusted             $120,000            $100,000
     partial withdrawals for all previous partial
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on the eighth contract
  anniversary:
     EPA before the partial withdrawal = total purchase                EPA adjusted partial withdrawal =
     payments made prior to the partial withdrawal AND the    $10,000 X $91,667     X  $91,667     =  $1,866
     five-year exclusion period minus the EPA adjusted             $235,000            $191,667
     partial withdrawals for all previous partial
     withdrawals = $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,333 + $1,866 = $10,199

--------------------------------------------------------------------------------
  56  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: CONDENSED FINANCIAL INFORMATION

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.



VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                        2007      2006     2005     2004     2003     2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
Accumulation unit value at beginning of
  period                                   $1.07    $1.02    $0.95    $0.91    $0.71    $0.95    $1.26    $1.43    $1.00       --
Accumulation unit value at end of period   $1.18    $1.07    $1.02    $0.95    $0.91    $0.71    $0.95    $1.26    $1.43       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,646    1,879    2,133    2,822    2,936    3,287    4,269    3,037       57       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.80    $1.57    $1.45    $1.28    $0.96    $1.23    $1.36    $1.26    $1.00       --
Accumulation unit value at end of period   $1.97    $1.80    $1.57    $1.45    $1.28    $0.96    $1.23    $1.36    $1.26       --
Number of accumulation units outstanding
  at end of period (000 omitted)             240      334      404      610      634      620      592      480        1       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
  period                                   $1.45    $1.26    $1.21    $1.13    $0.92    $1.10    $1.45    $1.72    $1.30    $1.03
Accumulation unit value at end of period   $1.54    $1.45    $1.26    $1.21    $1.13    $0.92    $1.10    $1.45    $1.72    $1.30
Number of accumulation units outstanding
  at end of period (000 omitted)           5,535    7,315    3,274    4,188    4,903    5,619    6,927    7,597    5,343    2,495
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                   $0.73    $0.68    $0.67    $0.65    $0.46    $0.79    $1.08    $1.40    $1.00       --
Accumulation unit value at end of period   $0.86    $0.73    $0.68    $0.67    $0.65    $0.46    $0.79    $1.08    $1.40       --
Number of accumulation units outstanding
  at end of period (000 omitted)             717      914    1,202    1,283    1,451    1,387    1,958    2,278      105       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
  period                                   $1.31    $1.29    $1.28    $1.25    $1.23    $1.16    $1.09    $1.00    $1.00       --
Accumulation unit value at end of period   $1.35    $1.31    $1.29    $1.28    $1.25    $1.23    $1.16    $1.09    $1.00       --
Number of accumulation units outstanding
  at end of period (000 omitted)             888    1,058    1,149    1,347    1,392    1,554    1,282      743        7       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                   $0.77    $0.79    $0.70    $0.65    $0.54    $0.79    $0.96    $1.17    $1.00       --
Accumulation unit value at end of period   $0.87    $0.77    $0.79    $0.70    $0.65    $0.54    $0.79    $0.96    $1.17       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,619    1,808    2,130    2,021    2,140    2,312    2,574    3,368       56       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.23    $1.22    $1.16    $1.04    $0.73    $1.05    $1.28    $1.31    $1.00       --
Accumulation unit value at end of period   $1.35    $1.23    $1.22    $1.16    $1.04    $0.73    $1.05    $1.28    $1.31       --
Number of accumulation units outstanding
  at end of period (000 omitted)              35       48       46       54       97       73      125      795        6       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.11    $0.99    $0.94    $0.90    $0.74    $0.90    $1.00    $1.05    $1.00       --
Accumulation unit value at end of period   $1.22    $1.11    $0.99    $0.94    $0.90    $0.74    $0.90    $1.00    $1.05       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,172    1,351    1,630    1,820    1,884    1,684    1,678    1,383       71       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $3.02    $2.72    $2.33    $1.90    $1.39    $1.56    $1.64    $1.24    $1.00       --
Accumulation unit value at end of period   $3.44    $3.02    $2.72    $2.33    $1.90    $1.39    $1.56    $1.64    $1.24       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,049    1,401    1,747    1,964    2,236    2,384    2,142    2,714       44       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.29    $1.11    $0.95    $0.85    $0.60    $0.76    $0.98    $1.23    $1.00       --
Accumulation unit value at end of period   $1.49    $1.29    $1.11    $0.95    $0.85    $0.60    $0.76    $0.98    $1.23       --
Number of accumulation units outstanding
  at end of period (000 omitted)             372      482      465      499      510      568      529      516       33       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                   $3.11    $2.61    $2.34    $1.80    $1.34    $1.33    $1.25    $0.97    $1.00       --
Accumulation unit value at end of period   $2.43    $3.11    $2.61    $2.34    $1.80    $1.34    $1.33    $1.25    $0.97       --
Number of accumulation units outstanding
  at end of period (000 omitted)             605      706      734      760      676      542      325      202        1       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.87    $1.60    $1.47    $1.32    $1.07    $1.23    $1.17    $1.05    $1.00       --
Accumulation unit value at end of period   $1.91    $1.87    $1.60    $1.47    $1.32    $1.07    $1.23    $1.17    $1.05       --
Number of accumulation units outstanding
  at end of period (000 omitted)           9,245   10,913   11,340   11,643    4,692      966      546      170       31       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                   $1.66    $1.39    $1.28    $1.09    $0.84    $1.00       --       --       --       --
Accumulation unit value at end of period   $1.89    $1.66    $1.39    $1.28    $1.09    $0.84       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,425    1,562    1,549    1,200    1,018      286       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2007     2006     2005     2004     2003     2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $0.94    $0.88    $0.87    $0.81    $0.66    $0.88    $1.05    $1.16    $1.00       --
Accumulation unit value at end of period   $1.02    $0.94    $0.88    $0.87    $0.81    $0.66    $0.88    $1.05    $1.16       --
Number of accumulation units outstanding
  at end of period (000 omitted)             212      341      426      462      442      462      626      613      226       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.35    $1.12    $1.00    $0.89    $0.67    $0.83    $1.08    $1.27    $1.00       --
Accumulation unit value at end of period   $1.44    $1.35    $1.12    $1.00    $0.89    $0.67    $0.83    $1.08    $1.27       --
Number of accumulation units outstanding
  at end of period (000 omitted)              83      135      191      137      125      113       84      195       30       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.13    $1.02    $0.97    $0.85    $0.67    $0.87    $1.00    $1.12    $1.00       --
Accumulation unit value at end of period   $1.10    $1.13    $1.02    $0.97    $0.85    $0.67    $0.87    $1.00    $1.12       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,109    1,487    1,581    1,430    1,449    1,109    1,183    1,247      480       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                   $0.41    $0.39    $0.35    $0.35    $0.25    $0.42    $0.68    $1.00       --       --
Accumulation unit value at end of period   $0.49    $0.41    $0.39    $0.35    $0.35    $0.25    $0.42    $0.68       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             411      658      843      717      751      779      878      898       --       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                   $1.29    $0.89    $0.68    $0.58    $0.44    $0.60    $0.80    $1.00       --       --
Accumulation unit value at end of period   $1.62    $1.29    $0.89    $0.68    $0.58    $0.44    $0.60    $0.80       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             721    1,086    1,039      951    2,119    1,323    1,719    1,304       --       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                   $0.65    $0.60    $0.58    $0.57    $0.44    $0.61    $0.82    $1.00       --       --
Accumulation unit value at end of period   $0.74    $0.65    $0.60    $0.58    $0.57    $0.44    $0.61    $0.82       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           9,966    1,523    1,775    1,862    2,188    2,583    3,385    2,472       --       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                   $0.58    $0.52    $0.47    $0.39    $0.30    $0.42    $0.70    $1.00       --       --
Accumulation unit value at end of period   $0.69    $0.58    $0.52    $0.47    $0.39    $0.30    $0.42    $0.70       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             914    1,189    1,293    1,661    1,578    1,833    2,218    1,737       --       --
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (09/22/1999)
Accumulation unit value at beginning of
  period                                   $0.95    $0.82    $0.82    $0.76    $0.60    $0.81    $0.94    $1.07    $1.00       --
Accumulation unit value at end of period   $0.95    $0.95    $0.82    $0.82    $0.76    $0.60    $0.81    $0.94    $1.07       --
Number of accumulation units outstanding
  at end of period (000 omitted)             664      754      902      786      826      719      700      673       51       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.19    $0.99    $0.91    $0.80    $0.63    $0.72    $0.96    $1.07    $1.00       --
Accumulation unit value at end of period   $1.30    $1.19    $0.99    $0.91    $0.80    $0.63    $0.72    $0.96    $1.07       --
Number of accumulation units outstanding
  at end of period (000 omitted)             160      148      157      147      133       79       82       62        1       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.19    $1.03    $1.01    $0.92    $0.75    $0.91    $1.00    $1.01    $1.00       --
Accumulation unit value at end of period   $1.17    $1.19    $1.03    $1.01    $0.92    $0.75    $0.91    $1.00    $1.01       --
Number of accumulation units outstanding
  at end of period (000 omitted)              94       97      104      127      133      122      168      154        1       --
---------------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS* (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.97    $1.73    $1.70    $1.37    $1.07    $1.27    $1.14    $1.19    $1.00       --
Accumulation unit value at end of period   $2.01    $1.97    $1.73    $1.70    $1.37    $1.07    $1.27    $1.14    $1.19       --
Number of accumulation units outstanding
  at end of period (000 omitted)             288      374      441      480      522      518      617    1,639       31       --
*Baron Capital Asset Fund, Insurance Shares reorganized into LVIP Baron Growth Opportunities Fund - Service Class on June 4,
  2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.44    $1.29    $1.24    $1.18    $0.89    $1.33    $1.42    $1.47    $1.00       --
Accumulation unit value at end of period   $1.45    $1.44    $1.29    $1.24    $1.18    $0.89    $1.33    $1.42    $1.47       --
Number of accumulation units outstanding
  at end of period (000 omitted)             690      956      994    1,044    1,301    1,252    1,506    2,229       64       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.02    $0.94    $0.88    $0.77    $0.63    $0.85    $1.09    $1.16    $1.00       --
Accumulation unit value at end of period   $1.14    $1.02    $0.94    $0.88    $0.77    $0.63    $0.85    $1.09    $1.16       --
Number of accumulation units outstanding
  at end of period (000 omitted)             680      888    1,120    1,634    1,404    1,695    1,873    1,902      242       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.85    $1.43    $1.24    $0.97    $0.72    $0.95    $1.27    $1.20    $1.00       --
Accumulation unit value at end of period   $2.34    $1.85    $1.43    $1.24    $0.97    $0.72    $0.95    $1.27    $1.20       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,393    1,751    1,748    1,935    1,996    2,205    2,550    1,939       30       --
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  58  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2007     2006     2005     2004     2003     2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                   $1.51    $1.32    $1.28    $1.16    $0.93    $1.16    $1.26    $1.18    $1.18    $1.00
Accumulation unit value at end of period   $1.40    $1.51    $1.32    $1.28    $1.16    $0.93    $1.16    $1.26    $1.18    $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)           2,565    3,460    4,185    4,645    5,239    5,706    6,280    6,616    4,302      239
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.53    $1.21    $1.10    $0.96    $0.76    $0.93    $1.19    $1.33    $1.00       --
Accumulation unit value at end of period   $1.63    $1.53    $1.21    $1.10    $0.96    $0.76    $0.93    $1.19    $1.33       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,885    2,110    2,185    2,258    2,177    1,856    1,775    2,192      347       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.18    $0.95    $0.81    $0.73    $0.55    $0.65    $0.93    $1.53    $1.00       --
Accumulation unit value at end of period   $1.32    $1.18    $0.95    $0.81    $0.73    $0.55    $0.65    $0.93    $1.53       --
Number of accumulation units outstanding
  at end of period (000 omitted)             274      347      461      485    1,788      762    3,607      847       35       --
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $3.20    $2.68    $2.44    $2.17    $1.48    $1.72    $1.34    $1.15    $1.00       --
Accumulation unit value at end of period   $3.28    $3.20    $2.68    $2.44    $2.17    $1.48    $1.72    $1.34    $1.15       --
Number of accumulation units outstanding
  at end of period (000 omitted)             286      398      446      505      510      369      267      239       37       --
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                   $2.92    $2.57    $2.40    $1.95    $1.40    $1.65    $1.38    $1.05    $1.00       --
Accumulation unit value at end of period   $2.82    $2.92    $2.57    $2.40    $1.95    $1.40    $1.65    $1.38    $1.05       --
Number of accumulation units outstanding
  at end of period (000 omitted)             356      450      576      658      735      712      543      188        1       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (02/21/1995)
Accumulation unit value at beginning of
  period                                   $2.24    $1.98    $1.93    $1.79    $1.51    $1.76    $1.99    $2.07    $1.83    $1.60
Accumulation unit value at end of period   $2.24    $2.24    $1.98    $1.93    $1.79    $1.51    $1.76    $1.99    $2.07    $1.83
Number of accumulation units outstanding
  at end of period (000 omitted)           1,756    2,335    3,221    4,136    5,043    5,336    6,404    6,779    5,985    4,684
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/21/1995)
Accumulation unit value at beginning of
  period                                   $1.29    $1.26    $1.24    $1.25    $1.26    $1.26    $1.24    $1.18    $1.15    $1.11
Accumulation unit value at end of period   $1.34    $1.29    $1.26    $1.24    $1.25    $1.26    $1.26    $1.24    $1.18    $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)           3,976    3,923    6,630    7,059    5,254    8,572    8,409    4,421      941      749
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.08% and 3.13%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/21/1995)
Accumulation unit value at beginning of
  period                                   $1.68    $1.63    $1.62    $1.58    $1.53    $1.47    $1.38    $1.33    $1.33    $1.33
Accumulation unit value at end of period   $1.75    $1.68    $1.63    $1.62    $1.58    $1.53    $1.47    $1.38    $1.33    $1.33
Number of accumulation units outstanding
  at end of period (000 omitted)          12,248    8,733    8,279    9,515    7,119    7,272    8,923    9,498    8,127    5,689
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/02/2000)
Accumulation unit value at beginning of
  period                                   $1.72    $1.46    $1.31    $1.12    $0.80    $1.01    $1.00    $1.00       --       --
Accumulation unit value at end of period   $1.84    $1.72    $1.46    $1.31    $1.12    $0.80    $1.01    $1.00       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             523      522      532      451      276      182      147       16       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/02/2000)
Accumulation unit value at beginning of
  period                                   $0.55    $0.50    $0.47    $0.44    $0.37    $0.50    $0.74    $1.00       --       --
Accumulation unit value at end of period   $0.56    $0.55    $0.50    $0.47    $0.44    $0.37    $0.50    $0.74       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,159      411      413      471      499      270      228      200       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (08/26/1999)
Accumulation unit value at beginning of
  period                                   $1.30    $1.19    $1.16    $1.05    $0.85    $0.93    $0.90    $1.00    $1.00       --
Accumulation unit value at end of period   $1.30    $1.30    $1.19    $1.16    $1.05    $0.85    $0.93    $0.90    $1.00       --
Number of accumulation units outstanding
  at end of period (000 omitted)           3,017    4,475    3,380    3,074    2,699    2,403    5,449      556        8       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (02/21/1995)
Accumulation unit value at beginning of
  period                                   $1.86    $1.64    $1.56    $1.50    $1.18    $1.53    $1.89    $2.33    $1.91    $1.56
Accumulation unit value at end of period   $1.89    $1.86    $1.64    $1.56    $1.50    $1.18    $1.53    $1.89    $2.33    $1.91
Number of accumulation units outstanding
  at end of period (000 omitted)           4,871    5,898    4,590    4,708    4,663    5,116    6,019    6,358    5,864    5,163
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/02/2000)
Accumulation unit value at beginning of
  period                                   $1.19    $1.16    $1.16    $1.16    $1.16    $1.11    $1.06    $1.00       --       --
Accumulation unit value at end of period   $1.23    $1.19    $1.16    $1.16    $1.16    $1.16    $1.11    $1.06       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             403      471      469      521      466      520      259       76       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (05/02/2000)
Accumulation unit value at beginning of
  period                                   $1.44    $1.31    $1.27    $1.09    $0.74    $0.91    $0.99    $1.00       --       --
Accumulation unit value at end of period   $1.36    $1.44    $1.31    $1.27    $1.09    $0.74    $0.91    $0.99       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)              76       83       85       89      178       69       66       20       --       --
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   59

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2007     2006     2005     2004     2003     2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of
  period                                   $2.72    $2.39    $2.11    $1.79    $1.27    $1.44    $1.29    $1.00       --       --
Accumulation unit value at end of period   $2.56    $2.72    $2.39    $2.11    $1.79    $1.27    $1.44    $1.29       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             332      481      577      705      786      539      557       63       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/22/1999)
Accumulation unit value at beginning of
  period                                   $2.17    $1.60    $1.34    $1.04    $0.71    $0.83    $1.07    $1.51    $1.00       --
Accumulation unit value at end of period   $2.49    $2.17    $1.60    $1.34    $1.04    $0.71    $0.83    $1.07    $1.51       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,387      742      484      439    2,509      479      523      431       28       --
*Effective June 1, 2008, the Fund will
  change its name to Wanger
  International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/22/1999)
Accumulation unit value at beginning of
  period                                   $1.81    $1.70    $1.55    $1.33    $0.94    $1.15    $1.04    $1.15    $1.00       --
Accumulation unit value at end of period   $1.88    $1.81    $1.70    $1.55    $1.33    $0.94    $1.15    $1.04    $1.15       --
Number of accumulation units outstanding
  at end of period (000 omitted)           1,967    1,384    1,171      455      382      351      268      231       19       --
*Effective June 1, 2008, the Fund will
  change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  60  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Condensed Financial Information (Unaudited)..... p.  6
Financial Statements

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   61
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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS   67

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437


          RiverSource Distributors, Inc. (Distributor), Member FINRA.

Insurance and annuity products are issued by RiverSource Life Insurance Company.


        (C)2008 RiverSource Life Insurance Company. All rights reserved.

43444 N (5/08)

PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
               RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY

               RIVERSOURCE(R) ENDEAVOR PLUS (SM) VARIABLE ANNUITY

                 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY
                   RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY
                RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY
                 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY
                   RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY
               RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY
               RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY
           RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY
                  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY


                    RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY


                    RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY
                RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY
                  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY
              RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY
            WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY
            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY


                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
            (previously American Enterprise Variable Annuity Account)

                                   MAY 1, 2008


RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

S-6318 F (5/08)

TABLE OF CONTENTS

Calculating Annuity Payouts.....................................................   p.   3
Rating Agencies.................................................................   p.   4
Revenues Received During Calendar Year 2007.....................................   p.   4
Principal Underwriter...........................................................   p.   5
Independent Registered Public Accounting Firm...................................   p.   5
Condensed Financial Information (Unaudited).....................................   p.   6
Financial Statements







 2    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2007



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2007. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $17,462,401.41
Wanger Advisors Trust                                                         $11,509,856.38
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,560,097.11
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,766,549.37
Oppenheimer Variable Account Funds                                            $ 8,400,283.32
American Century(R) Variable Portfolios, Inc.                                 $ 7,155,648.04
Goldman Sachs Variable Insurance Trust                                        $ 6,741,110.56
Columbia Funds Variable Insurance Trust                                       $ 4,291,538.97
Janus Aspen Series                                                            $ 3,627,203.09
AIM Variable Insurance Funds                                                  $ 3,595,282.87
Van Kampen Life Investment Trust                                              $ 3,525,593.85
MFS(R) Variable Insurance Trust(SM)                                           $ 3,488,140.95
PIMCO Variable Insurance Trust                                                $ 3,146,446.19
Putnam Variable Trust                                                         $ 2,394,170.95
Eaton Vance Variable Trust                                                    $ 1,970,638.76
Wells Fargo Advantage Variable Trust Funds                                    $ 1,936,347.23
The Universal Institutional Funds, Inc.                                       $ 1,464,234.07
Credit Suisse Trust                                                           $ 1,327,427.86
Lazard Retirement Series, Inc.                                                $ 1,129,901.36
Neuberger Berman Advisers Management Trust                                    $ 1,018,249.18
Third Avenue Variable Series Trust                                            $   925,701.33
Evergreen Variable Annuity Trust                                              $   872,574.31
Royce Capital Fund                                                            $   709,223.53
Pioneer Variable Contracts Trust                                              $   383,186.94
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund              $   212,278.47
Calvert Variable Series, Inc.                                                 $   192,660.23
STI Classic Variable Trust                                                    $    53,436.94
Legg Mason Partners Variable Portfolios                                       $    11,785.47
Premier VIT                                                                   $     8,122.39
Lincoln Variable Insurance Products Trust                                     $     4,827.25
J.P. Morgan Series Trust II                                                   $     3,261.37
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) (previously RiverSource Variable Portfolio Funds) or their affiliates would be at the top of the list.



 4    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $290,026,122 and in 2005 was $197,139,903.
Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts. The aggregate dollar amount of underwriting commission paid to RiverSource Distributors was $322,665,705.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2007 and 2006, and for each of the three years in the period ended Dec. 31, 2007, and the individual financial statements of the segregated asset subaccounts of the RiverSource Variable Annuity Account, at Dec. 31, 2007, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    5

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (05/21/2002)
Accumulation unit value at beginning of period      $1.28   $1.15   $1.10   $1.00   $0.76   $1.00      --      --
Accumulation unit value at end of period            $1.29   $1.28   $1.15   $1.10   $1.00   $0.76      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             806     813     843     909     623     113      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of period      $0.79   $0.75   $0.70   $0.66   $0.52   $0.69   $0.91   $1.00
Accumulation unit value at end of period            $0.88   $0.79   $0.75   $0.70   $0.66   $0.52   $0.69   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                             258     299     337     331     410     506     646      12
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.47   $1.40   $1.30   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of period            $1.62   $1.47   $1.40   $1.30   $1.24   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              15      11      11      11      12      --      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.43   $1.24   $1.15   $1.00   $0.75   $1.00      --      --
Accumulation unit value at end of period            $1.56   $1.43   $1.24   $1.15   $1.00   $0.75      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              58      59      56      51      62      30      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $1.16   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             148     254      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $1.16   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              19      24      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (05/21/2002)
Accumulation unit value at beginning of period      $1.30   $1.18   $1.15   $1.07   $0.91   $1.00      --      --
Accumulation unit value at end of period            $1.32   $1.30   $1.18   $1.15   $1.07   $0.91      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              81      86      66      29      38       9      --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period      $0.48   $0.45   $0.44   $0.42   $0.30   $0.51   $0.69   $1.00
Accumulation unit value at end of period            $0.57   $0.48   $0.45   $0.44   $0.42   $0.30   $0.51   $0.69
Number of accumulation units outstanding at end
  of period (000 omitted)                             276     482     552     588     655     372     364      44
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period      $1.28   $1.11   $1.07   $0.97   $0.74   $0.97   $0.97   $1.00
Accumulation unit value at end of period            $1.33   $1.28   $1.11   $1.07   $0.97   $0.74   $0.97   $0.97
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,348   1,482   1,471   1,573   1,510   1,341     640      31
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period      $0.66   $0.67   $0.59   $0.55   $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of period            $0.74   $0.66   $0.67   $0.59   $0.55   $0.45   $0.65   $0.80
Number of accumulation units outstanding at end
  of period (000 omitted)                             863     934     882     881     893   1,003     741      47
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period      $1.36   $1.25   $1.20   $1.14   $1.00   $1.00      --      --
Accumulation unit value at end of period            $1.43   $1.36   $1.25   $1.20   $1.14   $1.00      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              69      59      48      40      30      10      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.14   $1.11   $1.10   $1.07   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.18   $1.14   $1.11   $1.10   $1.07   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             898     971     927     861     792     241      --      --
-----------------------------------------------------------------------------------------------------------------


 6    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period      $1.28   $1.14   $1.06   $0.98   $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of period            $1.37   $1.28   $1.14   $1.06   $0.98   $0.76   $0.91   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                              66      76      85     109      78      92      83      25
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period      $1.59   $1.43   $1.33   $1.23   $0.96   $1.00      --      --
Accumulation unit value at end of period            $1.70   $1.59   $1.43   $1.33   $1.23   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             565     584     567     267     152       3      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.76   $1.60   $1.52   $1.35   $0.99   $1.00      --      --
Accumulation unit value at end of period            $1.93   $1.76   $1.60   $1.52   $1.35   $0.99      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             102     107     109      74      36       8      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.40   $1.30   $1.30   $1.21   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.42   $1.40   $1.30   $1.30   $1.21   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             269     294     297     327     252      95      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of period      $1.73   $1.42   $1.23   $1.05   $1.00      --      --      --
Accumulation unit value at end of period            $1.97   $1.73   $1.42   $1.23   $1.05      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             196     180     142     109      57      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.98   $1.63   $1.42   $1.21   $0.93   $1.00      --      --
Accumulation unit value at end of period            $2.25   $1.98   $1.63   $1.42   $1.21   $0.93      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             294     327     333     336     225      31      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period      $0.81   $0.77   $0.75   $0.71   $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of period            $0.90   $0.81   $0.77   $0.75   $0.71   $0.51   $0.69   $0.82
Number of accumulation units outstanding at end
  of period (000 omitted)                             195     256     264     332     414     338     422      97
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.52   $1.45   $1.41   $1.33   $0.96   $1.00      --      --
Accumulation unit value at end of period            $1.68   $1.52   $1.45   $1.41   $1.33   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             449     462     480     368     237      86      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period      $2.39   $1.99   $1.81   $1.52   $1.19   $1.37   $1.17   $1.00
Accumulation unit value at end of period            $2.19   $2.39   $1.99   $1.81   $1.52   $1.19   $1.37   $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                             302     362     362     382     371     346      69      10
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.91   $1.59   $1.45   $1.22   $0.95   $1.00      --      --
Accumulation unit value at end of period            $1.74   $1.91   $1.59   $1.45   $1.22   $0.95      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             627     667     696     581     380      75      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period      $1.60   $1.53   $1.55   $1.45   $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of period            $1.64   $1.60   $1.53   $1.55   $1.45   $1.25   $1.09   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                             310     259     292     281     274     103      79      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $1.37   $1.31   $1.34   $1.25   $1.08   $1.00      --      --
Accumulation unit value at end of period            $1.41   $1.37   $1.31   $1.34   $1.25   $1.08      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             353     465     487     470     285      --      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period      $1.41   $1.27   $1.10   $0.96   $0.76   $0.85   $0.97   $1.00
Accumulation unit value at end of period            $1.64   $1.41   $1.27   $1.10   $0.96   $0.76   $0.85   $0.97
Number of accumulation units outstanding at end
  of period (000 omitted)                             843     953   1,030     993     957     633     232       4
-----------------------------------------------------------------------------------------------------------------


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period      $1.59   $1.44   $1.25   $1.10   $0.86   $1.00      --      --
Accumulation unit value at end of period            $1.85   $1.59   $1.44   $1.25   $1.10   $0.86      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,897   2,032   2,013   1,844   1,212     209      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period      $1.10   $1.05   $1.00   $0.98   $0.75   $1.00      --      --
Accumulation unit value at end of period            $1.38   $1.10   $1.05   $1.00   $0.98   $0.75      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             149     130     135     139     127      18      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period      $1.12   $1.02   $1.01   $0.93   $0.74   $0.72   $0.83   $1.00
Accumulation unit value at end of period            $1.14   $1.12   $1.02   $1.01   $0.93   $0.74   $0.72   $0.83
Number of accumulation units outstanding at end
  of period (000 omitted)                             264     215     219     215     204     114     104       4
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period      $2.28   $2.04   $1.75   $1.41   $1.03   $1.16   $1.21   $1.00
Accumulation unit value at end of period            $2.61   $2.28   $2.04   $1.75   $1.41   $1.03   $1.16   $1.21
Number of accumulation units outstanding at end
  of period (000 omitted)                             505     657     667     728     693     699     468      23
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period      $1.86   $1.68   $1.43   $1.16   $0.85   $1.00      --      --
Accumulation unit value at end of period            $2.13   $1.86   $1.68   $1.43   $1.16   $0.85      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             821     841     769     737     543      94      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period      $1.64   $1.41   $1.20   $1.07   $0.75   $1.00      --      --
Accumulation unit value at end of period            $1.90   $1.64   $1.41   $1.20   $1.07   $0.75      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             189     159     108      64      53      23      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period      $2.20   $1.84   $1.64   $1.26   $0.93   $1.00      --      --
Accumulation unit value at end of period            $1.72   $2.20   $1.84   $1.64   $1.26   $0.93      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             106     130     125      99      68      14      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period      $1.60   $1.38   $1.28   $1.05   $0.80   $1.00      --      --
Accumulation unit value at end of period            $1.54   $1.60   $1.38   $1.28   $1.05   $0.80      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             324     313     315     231     169      24      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period      $0.89   $0.83   $0.80   $0.72   $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of period            $0.98   $0.89   $0.83   $0.80   $0.72   $0.53   $0.75   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                             769     877     916     978     712     656     312      52
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period      $1.79   $1.53   $1.40   $1.25   $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of period            $1.84   $1.79   $1.53   $1.40   $1.25   $1.01   $1.16   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,218   3,435   3,555   3,640   2,566     753      61      21
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period      $2.35   $1.85   $1.47   $1.19   $0.79   $0.80   $0.87   $1.00
Accumulation unit value at end of period            $2.99   $2.35   $1.85   $1.47   $1.19   $0.79   $0.80   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                              41      22      10       6      --       9       9      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period      $1.38   $1.14   $1.05   $0.89   $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of period            $1.57   $1.38   $1.14   $1.05   $0.89   $0.68   $0.85   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,046   1,146   1,113   1,058     734     513     324      22
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period      $0.72   $0.68   $0.66   $0.61   $0.50   $0.71   $0.95   $1.00
Accumulation unit value at end of period            $0.80   $0.72   $0.68   $0.66   $0.61   $0.50   $0.71   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             370     419     500     482     515     421     326       3
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period      $1.03   $0.92   $0.89   $0.84   $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of period            $1.05   $1.03   $0.92   $0.89   $0.84   $0.64   $0.95   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                             314     454     474     495     388     165     115      27
-----------------------------------------------------------------------------------------------------------------

 8    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period      $1.47   $1.33   $1.31   $1.19   $1.04   $1.10   $1.12   $1.00
Accumulation unit value at end of period            $1.51   $1.47   $1.33   $1.31   $1.19   $1.04   $1.10   $1.12
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,209   3,243   3,188   2,934   2,457   1,585     792      45
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of period      $2.26   $1.74   $1.51   $1.17   $0.87   $1.00      --      --
Accumulation unit value at end of period            $2.85   $2.26   $1.74   $1.51   $1.17   $0.87      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             136     124      98      53      40      --      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.19   $1.11   $1.07   $1.01   $0.78   $1.00      --      --
Accumulation unit value at end of period            $1.34   $1.19   $1.11   $1.07   $1.01   $0.78      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             318     339     399     377     130       9      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.68   $1.44   $1.28   $1.09   $0.77   $1.00      --      --
Accumulation unit value at end of period            $1.76   $1.68   $1.44   $1.28   $1.09   $0.77      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             384     376     391     303     154      25      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.38   $1.28   $1.27   $1.18   $0.96   $1.00      --      --
Accumulation unit value at end of period            $1.36   $1.38   $1.28   $1.27   $1.18   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             422     402     397     349     301      18      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.65   $1.45   $1.34   $1.13   $0.79   $1.00      --      --
Accumulation unit value at end of period            $1.61   $1.65   $1.45   $1.34   $1.13   $0.79      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             249     248     220     170     121      33      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.39   $1.31   $1.29   $1.20   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.51   $1.39   $1.31   $1.29   $1.20   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,717   1,600   1,586   1,442     995      38      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period      $1.32   $1.15   $1.10   $1.00   $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of period            $1.22   $1.32   $1.15   $1.10   $1.00   $0.79   $0.99   $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                             376     343     383     455     530     379     287      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.38   $1.36   $1.21   $1.14   $0.98   $1.00      --      --
Accumulation unit value at end of period            $1.36   $1.38   $1.36   $1.21   $1.14   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              18      27      28      22      20      --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.64   $1.29   $1.17   $1.01   $0.80   $1.00      --      --
Accumulation unit value at end of period            $1.76   $1.64   $1.29   $1.17   $1.01   $0.80      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             392     419     350     360     178      33      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period      $0.99   $0.79   $0.68   $0.60   $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of period            $1.11   $0.99   $0.79   $0.68   $0.60   $0.46   $0.53   $0.76
Number of accumulation units outstanding at end
  of period (000 omitted)                             137     238     250     217     209     232     199      63
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period      $1.22   $1.11   $1.07   $1.00   $0.81   $1.00      --      --
Accumulation unit value at end of period            $1.22   $1.22   $1.11   $1.07   $1.00   $0.81      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               3       3       3       6       4       1      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period      $0.75   $0.71   $0.64   $0.55   $0.42   $0.60   $0.92   $1.00
Accumulation unit value at end of period            $0.77   $0.75   $0.71   $0.64   $0.55   $0.42   $0.60   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             191     285     280     279     233     163     265      35
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (05/30/2000)
Accumulation unit value at beginning of period      $1.13   $0.99   $0.97   $0.89   $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of period            $1.13   $1.13   $0.99   $0.97   $0.89   $0.75   $0.87   $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             225      58      73      48      49      39     116      --
-----------------------------------------------------------------------------------------------------------------

                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/30/2000)
Accumulation unit value at beginning of period      $1.10   $1.07   $1.05   $1.05   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period            $1.15   $1.10   $1.07   $1.05   $1.05   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,135     646     695     691     813     697     554      53
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/21/2002)
Accumulation unit value at beginning of period      $1.16   $1.13   $1.11   $1.08   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.21   $1.16   $1.13   $1.11   $1.08   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,355   1,120   1,133   1,115     572      63      --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/21/2002)
Accumulation unit value at beginning of period      $1.71   $1.44   $1.28   $1.10   $0.78   $1.00      --      --
Accumulation unit value at end of period            $1.83   $1.71   $1.44   $1.28   $1.10   $0.78      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             455     367     326     294     140      26      --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
Accumulation unit value at beginning of period      $1.24   $1.13   $1.05   $0.98   $0.81   $1.00      --      --
Accumulation unit value at end of period            $1.27   $1.24   $1.13   $1.05   $0.98   $0.81      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              30      33      24      28      24      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/17/2006)
Accumulation unit value at beginning of period      $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $1.10   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             354     377      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of period      $1.44   $1.46   $1.33   $1.24   $1.02   $1.00      --      --
Accumulation unit value at end of period            $1.62   $1.44   $1.46   $1.33   $1.24   $1.02      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               1       1       1       1       1      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of period      $1.00   $0.88   $0.85   $0.78   $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of period            $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             746     811     799     771     748     360     112       7
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of period      $1.21   $1.18   $1.17   $1.17   $1.17   $1.11   $1.06   $1.00
Accumulation unit value at end of period            $1.26   $1.21   $1.18   $1.17   $1.17   $1.17   $1.11   $1.06
Number of accumulation units outstanding at end
  of period (000 omitted)                             759     861     873     916     849     645      30      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (05/30/2000)
Accumulation unit value at beginning of period      $1.56   $1.41   $1.36   $1.16   $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of period            $1.48   $1.56   $1.41   $1.36   $1.16   $0.79   $0.96   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                              16      22      23      26      15      14       2       2
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO -  SMALL CAP VALUE FUND (05/21/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.59   $1.34   $1.28   $1.08   $0.79   $1.00      --      --
Accumulation unit value at end of period            $1.50   $1.59   $1.34   $1.28   $1.08   $0.79      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              80      78      77      86      54      21      --      --
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period      $1.81   $1.57   $1.46   $1.29   $1.00      --      --      --
Accumulation unit value at end of period            $1.80   $1.81   $1.57   $1.46   $1.29      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              32      36      40      43      26      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period      $1.37   $1.25   $1.28   $1.21   $1.00      --      --      --
Accumulation unit value at end of period            $1.57   $1.37   $1.25   $1.28   $1.21      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               4       5       5       5      14      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period      $1.79   $1.48   $1.44   $1.26   $1.00      --      --      --
Accumulation unit value at end of period            $1.84   $1.79   $1.48   $1.44   $1.26      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               9      10      10       8       8      --      --      --
-----------------------------------------------------------------------------------------------------------------


 10    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period      $1.89   $1.72   $1.52   $1.32   $1.00      --      --      --
Accumulation unit value at end of period            $1.97   $1.89   $1.72   $1.52   $1.32      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               9       9       9      24       8      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period      $2.20   $1.92   $1.73   $1.41   $1.00      --      --      --
Accumulation unit value at end of period            $2.24   $2.20   $1.92   $1.73   $1.41      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              15      15      15      10      10      --      --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.75   $1.52   $1.48   $1.27   $0.98   $1.00      --      --
Accumulation unit value at end of period            $1.69   $1.75   $1.52   $1.48   $1.27   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             111     125     144     139      57       1      --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.72   $1.49   $1.38   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of period            $1.74   $1.72   $1.49   $1.38   $1.22   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             334     329     325     275      74       2      --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period      $2.80   $2.05   $1.77   $1.31   $0.96   $1.00      --      --
Accumulation unit value at end of period            $2.30   $2.80   $2.05   $1.77   $1.31   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              27      39      45      22      18      --      --      --
-----------------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                             2007    2006
--------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.06   $1.00
Accumulation unit value at end of period                                       $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $0.99   $1.00
Accumulation unit value at end of period                                       $1.09   $0.99
Number of accumulation units outstanding at end of period (000 omitted)        1,210     493
--------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.01   $1.00
Accumulation unit value at end of period                                       $1.11   $1.01
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)        4,018      --
--------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.04   $1.00
Accumulation unit value at end of period                                       $1.13   $1.04
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                                 $1.08   $1.00
Accumulation unit value at end of period                                       $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                                 $1.11   $1.00
Accumulation unit value at end of period                                       $1.15   $1.11
Number of accumulation units outstanding at end of period (000 omitted)            9       3
--------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                                 $1.12   $1.00
Accumulation unit value at end of period                                       $1.17   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        6,819   2,227
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                                 $1.02   $1.00
Accumulation unit value at end of period                                       $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                                 $1.08   $1.00
Accumulation unit value at end of period                                       $1.26   $1.08
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period                                 $0.97   $1.00
Accumulation unit value at end of period                                       $1.15   $0.97
Number of accumulation units outstanding at end of period (000 omitted)           22   4,219
--------------------------------------------------------------------------------------------


 12    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                             2007    2006
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                                 $1.12   $1.00
Accumulation unit value at end of period                                       $1.05   $1.12
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                                 $1.07   $1.00
Accumulation unit value at end of period                                       $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           27   1,524
--------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)        9,765      --
--------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)           20      --
--------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                                 $1.04   $1.00
Accumulation unit value at end of period                                       $1.00   $1.04
Number of accumulation units outstanding at end of period (000 omitted)        7,836       5
--------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $0.98   $1.00
Accumulation unit value at end of period                                       $0.99   $0.98
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $0.98   $1.00
Accumulation unit value at end of period                                       $1.11   $0.98
Number of accumulation units outstanding at end of period (000 omitted)            2     950
--------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.12   $1.00
Accumulation unit value at end of period                                       $1.18   $1.12
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)            2      --
--------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.07   $1.00
Accumulation unit value at end of period                                       $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)        4,857      --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.03   $1.00
Accumulation unit value at end of period                                       $1.20   $1.03
Number of accumulation units outstanding at end of period (000 omitted)       12,765   9,751
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.01   $1.00
Accumulation unit value at end of period                                       $1.27   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            5       5
--------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                             2007    2006
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.04   $1.00
Accumulation unit value at end of period                                       $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)        8,725     859
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $0.99   $1.00
Accumulation unit value at end of period                                       $1.13   $0.99
Number of accumulation units outstanding at end of period (000 omitted)        4,921   1,866
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.05   $1.00
Accumulation unit value at end of period                                       $1.22   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        1,053     434
--------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.15   $1.00
Accumulation unit value at end of period                                       $0.90   $1.15
Number of accumulation units outstanding at end of period (000 omitted)          498       1
--------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.11   $1.00
Accumulation unit value at end of period                                       $1.14   $1.11
Number of accumulation units outstanding at end of period (000 omitted)          132       6
--------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.07   $1.00
Accumulation unit value at end of period                                       $1.03   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           27       1
--------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $0.99   $1.00
Accumulation unit value at end of period                                       $1.09   $0.99
Number of accumulation units outstanding at end of period (000 omitted)            3       2
--------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.09   $1.00
Accumulation unit value at end of period                                       $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)           83   2,313
--------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.05   $1.00
Accumulation unit value at end of period                                       $1.15   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        9,216   3,787
--------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                 $1.11   $1.00
Accumulation unit value at end of period                                       $1.12   $1.11
Number of accumulation units outstanding at end of period (000 omitted)          116       1
--------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.08   $1.00
Accumulation unit value at end of period                                       $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        5,921   3,150
--------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)            2      --
--------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)       11,694      --
--------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------

 14    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                             2007    2006
--------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                                 $1.03   $1.00
Accumulation unit value at end of period                                       $1.13   $1.03
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                                 $1.00   $1.00
Accumulation unit value at end of period                                       $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            2       5
--------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                                 $1.07   $1.00
Accumulation unit value at end of period                                       $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                                 $1.22   $1.00
Accumulation unit value at end of period                                       $1.54   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            9       2
--------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.02   $1.00
Accumulation unit value at end of period                                       $1.15   $1.02
Number of accumulation units outstanding at end of period (000 omitted)           32      12
--------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.07   $1.00
Accumulation unit value at end of period                                       $1.12   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           10       1
--------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.00   $1.00
Accumulation unit value at end of period                                       $0.98   $1.00
Number of accumulation units outstanding at end of period (000 omitted)           24      20
--------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.04   $1.00
Accumulation unit value at end of period                                       $1.13   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       13,059   3,108
--------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)       11,741      --
--------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.03   $1.00
Accumulation unit value at end of period                                       $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.09   $1.00
Accumulation unit value at end of period                                       $1.17   $1.09
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.04   $1.00
Accumulation unit value at end of period                                       $0.90   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            6   1,670
--------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $0.95   $1.00
Accumulation unit value at end of period                                       $0.98   $0.95
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.02   $1.00
Accumulation unit value at end of period                                       $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          321      67
--------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                             2007    2006
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.04   $1.00
Accumulation unit value at end of period                                       $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       19,798   8,562
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.06   $1.00
Accumulation unit value at end of period                                       $1.14   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       12,478   5,812
--------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                 $1.13   $1.00
Accumulation unit value at end of period                                       $1.55   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        3,593   1,590
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)        7,996      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(05/01/2006)
Accumulation unit value at beginning of period                                 $1.03   $1.00
Accumulation unit value at end of period                                       $1.10   $1.03
Number of accumulation units outstanding at end of period (000 omitted)        9,543   6,089
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.05   $1.00
Accumulation unit value at end of period                                       $1.08   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          997      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.06   $1.00
Accumulation unit value at end of period                                       $1.07   $1.06
Number of accumulation units outstanding at end of period (000 omitted)          517     761
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.05   $1.00
Accumulation unit value at end of period                                       $1.07   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        7,039   2,214
--------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                                 $1.07   $1.00
Accumulation unit value at end of period                                       $1.19   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.08   $1.00
Accumulation unit value at end of period                                       $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.10   $1.00
Accumulation unit value at end of period                                       $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $0.96   $1.00
Accumulation unit value at end of period                                       $1.08   $0.96
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------


 16    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                             2007    2006
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.09   $1.00
Accumulation unit value at end of period                                       $1.13   $1.09
Number of accumulation units outstanding at end of period (000 omitted)            4       2
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                                 $1.05   $1.00
Accumulation unit value at end of period                                       $1.10   $1.05
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.03   $1.00
Accumulation unit value at end of period                                       $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)          711     239
--------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                 $1.05   $1.00
Accumulation unit value at end of period                                       $0.99   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          639      --
--------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (05/01/2006)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                                 $1.08   $1.00
Accumulation unit value at end of period                                       $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        1,036     708
--------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (05/01/2006)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period                                 $1.05   $1.00
Accumulation unit value at end of period                                       $1.20   $1.05
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (05/01/2006)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                                 $1.09   $1.00
Accumulation unit value at end of period                                       $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (05/01/2006)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                                 $1.02   $1.00
Accumulation unit value at end of period                                       $1.07   $1.02
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (05/01/2006)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                                 $1.00   $1.00
Accumulation unit value at end of period                                       $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)        1,089     369
--------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.09   $1.00
Accumulation unit value at end of period                                       $1.06   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        7,163   5,339
--------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $0.85      --
Number of accumulation units outstanding at end of period (000 omitted)        2,329      --
--------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                                 $1.00      --
Accumulation unit value at end of period                                       $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)           12      --
--------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    17

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                             2007    2006
--------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                 $1.23   $1.00
Accumulation unit value at end of period                                       $1.01   $1.23
Number of accumulation units outstanding at end of period (000 omitted)           71      46
--------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (05/01/2006)
Accumulation unit value at beginning of period                                 $1.09   $1.00
Accumulation unit value at end of period                                       $1.26   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        4,011   2,127
*Effective June 1, 2008, the Fund will change its name to Wanger International.
--------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (05/01/2006)
Accumulation unit value at beginning of period                                 $1.00   $1.00
Accumulation unit value at end of period                                       $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)        3,212     306
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.08   $1.00
Accumulation unit value at end of period                                       $1.15   $1.08
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.12   $1.00
Accumulation unit value at end of period                                       $1.10   $1.12
Number of accumulation units outstanding at end of period (000 omitted)          418      --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.12   $1.00
Accumulation unit value at end of period                                       $1.13   $1.12
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.06   $1.00
Accumulation unit value at end of period                                       $1.18   $1.06
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.11   $1.00
Accumulation unit value at end of period                                       $1.13   $1.11
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.02   $1.00
Accumulation unit value at end of period                                       $1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.02   $1.00
Accumulation unit value at end of period                                       $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)            7       1
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.02   $1.00
Accumulation unit value at end of period                                       $1.14   $1.02
Number of accumulation units outstanding at end of period (000 omitted)           --      --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (05/01/2006)
Accumulation unit value at beginning of period                                 $1.04   $1.00
Accumulation unit value at end of period                                       $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)        3,584   1,094
--------------------------------------------------------------------------------------------





 18    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (05/21/2002)
Accumulation unit value at beginning of period    $1.28    $1.14    $1.10    $1.00    $0.76   $1.00      --      --
Accumulation unit value at end of period          $1.28    $1.28    $1.14    $1.10    $1.00   $0.76      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,848    3,968    4,260    4,314    3,443     711      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of period    $0.78    $0.74    $0.69    $0.65    $0.51   $0.68   $0.90   $1.00
Accumulation unit value at end of period          $0.86    $0.78    $0.74    $0.69    $0.65   $0.51   $0.68   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,621    1,948    1,735    2,151    2,361   2,237   1,995     160
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.46    $1.39    $1.30    $1.23    $0.97   $1.00      --      --
Accumulation unit value at end of period          $1.62    $1.46    $1.39    $1.30    $1.23   $0.97      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        94      100      148      150       97      26      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.42    $1.23    $1.14    $1.00    $0.75   $1.00      --      --
Accumulation unit value at end of period          $1.55    $1.42    $1.23    $1.14    $1.00   $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       541      546      539      551      352      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of period          $1.16    $1.08       --       --       --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,510    1,847       --       --       --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of period          $1.15    $1.08       --       --       --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       101      114       --       --       --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (05/21/2002)
Accumulation unit value at beginning of period    $1.30    $1.17    $1.15    $1.06    $0.91   $1.00      --      --
Accumulation unit value at end of period          $1.32    $1.30    $1.17    $1.15    $1.06   $0.91      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       626      522      469      424      284      41      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period    $0.48    $0.45    $0.44    $0.42    $0.29   $0.51   $0.69   $1.00
Accumulation unit value at end of period          $0.57    $0.48    $0.45    $0.44    $0.42   $0.29   $0.51   $0.69
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,782    1,865    2,154    2,520    2,760   1,530   1,387     216
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period    $1.28    $1.10    $1.07    $0.97    $0.74   $0.96   $0.97   $1.00
Accumulation unit value at end of period          $1.32    $1.28    $1.10    $1.07    $0.97   $0.74   $0.96   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                     6,957    7,884    8,905    9,205    9,217   8,241   3,601      65
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period    $0.65    $0.66    $0.58    $0.55    $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of period          $0.73    $0.65    $0.66    $0.58    $0.55   $0.45   $0.65   $0.80
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,477    3,689    4,232    4,505    4,990   4,459   3,531     438
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period    $1.35    $1.24    $1.20    $1.14    $1.00   $1.00      --      --
Accumulation unit value at end of period          $1.42    $1.35    $1.24    $1.20    $1.14   $1.00      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       259      251      251      315      259     132      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.14    $1.10    $1.09    $1.06    $1.04   $1.00      --      --
Accumulation unit value at end of period          $1.18    $1.14    $1.10    $1.09    $1.06   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,270    3,259    3,419    3,566    2,882     892      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period    $1.27    $1.14    $1.05    $0.98    $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of period          $1.36    $1.27    $1.14    $1.05    $0.98   $0.76   $0.91   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                       543      630      679      408      271     297     153      18
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period    $1.59    $1.43    $1.33    $1.23    $0.96   $1.00      --      --
Accumulation unit value at end of period          $1.70    $1.59    $1.43    $1.33    $1.23   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,534    2,842    2,926    1,803    1,600      35      --      --
-------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    19

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.75    $1.60    $1.52    $1.35    $0.99   $1.00      --      --
Accumulation unit value at end of period          $1.92    $1.75    $1.60    $1.52    $1.35   $0.99      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       908    1,033    1,059      819      723     173      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.40    $1.30    $1.30    $1.21    $1.04   $1.00      --      --
Accumulation unit value at end of period          $1.42    $1.40    $1.30    $1.30    $1.21   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,340    1,372    1,584    1,819    1,612     202      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of period    $1.72    $1.41    $1.23    $1.05    $1.00      --      --      --
Accumulation unit value at end of period          $1.96    $1.72    $1.41    $1.23    $1.05      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,012      954      759      526      478      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.97    $1.62    $1.42    $1.21    $0.93   $1.00      --      --
Accumulation unit value at end of period          $2.24    $1.97    $1.62    $1.42    $1.21   $0.93      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,953    2,047    2,146    2,277    2,026     213      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period    $0.80    $0.77    $0.75    $0.70    $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of period          $0.89    $0.80    $0.77    $0.75    $0.70   $0.51   $0.69   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,266    1,713    1,982    2,283    2,326   2,140   1,855     280
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.51    $1.44    $1.41    $1.33    $0.96   $1.00      --      --
Accumulation unit value at end of period          $1.67    $1.51    $1.44    $1.41    $1.33   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,826    2,095    2,135    2,300    1,894     351      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period    $2.38    $1.98    $1.80    $1.52    $1.18   $1.37   $1.17   $1.00
Accumulation unit value at end of period          $2.17    $2.38    $1.98    $1.80    $1.52   $1.18   $1.37   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,661    1,963    2,067    2,101    2,071   1,930     481      33
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.90    $1.58    $1.45    $1.22    $0.95   $1.00      --      --
Accumulation unit value at end of period          $1.73    $1.90    $1.58    $1.45    $1.22   $0.95      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,098    2,316    2,457    2,527    1,817     482      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period    $1.59    $1.52    $1.55    $1.44    $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of period          $1.63    $1.59    $1.52    $1.55    $1.44   $1.25   $1.09   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,701    1,838    1,720    1,543    1,496   1,118   1,187       8
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.37    $1.31    $1.34    $1.25    $1.08   $1.00      --      --
Accumulation unit value at end of period          $1.40    $1.37    $1.31    $1.34    $1.25   $1.08      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,928    2,005    2,010    2,081    1,184     137      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.40    $1.27    $1.10    $0.96    $0.76   $0.84   $0.97   $1.00
Accumulation unit value at end of period          $1.62    $1.40    $1.27    $1.10    $0.96   $0.76   $0.84   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,996    5,829    6,143    6,012    5,522   4,717   2,028     189
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.59    $1.44    $1.25    $1.09    $0.86   $1.00      --      --
Accumulation unit value at end of period          $1.84    $1.59    $1.44    $1.25    $1.09   $0.86      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     8,559    9,102    9,289    9,448    6,450     740      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.10    $1.04    $1.00    $0.98    $0.75   $1.00      --      --
Accumulation unit value at end of period          $1.38    $1.10    $1.04    $1.00    $0.98   $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,075    1,144    1,173    1,153      947     108      --      --
-------------------------------------------------------------------------------------------------------------------


 20    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.12    $1.02    $1.00    $0.92    $0.74   $0.72   $0.82   $1.00
Accumulation unit value at end of period          $1.13    $1.12    $1.02    $1.00    $0.92   $0.74   $0.72   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,106    1,157    1,115    1,549    1,592   1,089     793      27
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $2.26    $2.03    $1.74    $1.41    $1.03   $1.15   $1.21   $1.00
Accumulation unit value at end of period          $2.59    $2.26    $2.03    $1.74    $1.41   $1.03   $1.15   $1.21
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,903    3,631    3,999    4,304    4,411   4,180   2,134     134
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.86    $1.67    $1.43    $1.16    $0.85   $1.00      --      --
Accumulation unit value at end of period          $2.12    $1.86    $1.67    $1.43    $1.16   $0.85      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,544    4,727    5,058    5,311    4,116     773      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.63    $1.40    $1.19    $1.07    $0.75   $1.00      --      --
Accumulation unit value at end of period          $1.89    $1.63    $1.40    $1.19    $1.07   $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       326      300      312      267      147      20      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $2.19    $1.83    $1.63    $1.25    $0.93   $1.00      --      --
Accumulation unit value at end of period          $1.71    $2.19    $1.83    $1.63    $1.25   $0.93      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       306      330      436      501      490      35      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.59    $1.38    $1.28    $1.04    $0.80   $1.00      --      --
Accumulation unit value at end of period          $1.54    $1.59    $1.38    $1.28    $1.04   $0.80      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,263    1,508    1,645    1,681    1,294     127      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $0.89    $0.82    $0.80    $0.72    $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of period          $0.97    $0.89    $0.82    $0.80    $0.72   $0.53   $0.75   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,359    4,937    5,648    5,959    5,563   4,074   2,165     202
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $1.78    $1.52    $1.39    $1.25    $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of period          $1.82    $1.78    $1.52    $1.39    $1.25   $1.01   $1.16   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                    13,427   15,037   15,625   16,295   13,976   5,681   1,321       7
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $2.34    $1.84    $1.46    $1.19    $0.78   $0.79   $0.87   $1.00
Accumulation unit value at end of period          $2.98    $2.34    $1.84    $1.46    $1.19   $0.78   $0.79   $0.87
Number of accumulation units outstanding at
  end of period (000 omitted)                       256      254      326      284      123      94      41       2
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $1.37    $1.14    $1.04    $0.89    $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of period          $1.56    $1.37    $1.14    $1.04    $0.89   $0.68   $0.85   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,332    5,634    5,619    5,752    4,506   2,059     887      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $0.72    $0.68    $0.66    $0.61    $0.50   $0.70   $0.95   $1.00
Accumulation unit value at end of period          $0.79    $0.72    $0.68    $0.66    $0.61   $0.50   $0.70   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,305    2,369    2,785    3,563    3,620   3,137   2,288      71
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.03    $0.92    $0.88    $0.84    $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of period          $1.04    $1.03    $0.92    $0.88    $0.84   $0.64   $0.95   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,474    1,559    1,655    1,701    1,414     569     317       7
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.46    $1.32    $1.30    $1.18    $1.03   $1.10   $1.12   $1.00
Accumulation unit value at end of period          $1.50    $1.46    $1.32    $1.30    $1.18   $1.03   $1.10   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                    13,139   14,025   15,007   15,297   13,127   7,687   3,440      86
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of period    $2.25    $1.74    $1.51    $1.17    $0.87   $1.00      --      --
Accumulation unit value at end of period          $2.84    $2.25    $1.74    $1.51    $1.17   $0.87      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       517      602      485      495      284      23      --      --
-------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    21

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.18    $1.11    $1.07    $1.01    $0.78   $1.00      --      --
Accumulation unit value at end of period          $1.33    $1.18    $1.11    $1.07    $1.01   $0.78      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,209    2,384    2,346    2,277    1,433     141      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.67    $1.44    $1.27    $1.08    $0.77   $1.00      --      --
Accumulation unit value at end of period          $1.75    $1.67    $1.44    $1.27    $1.08   $0.77      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,269    1,300    1,086    1,182      786     123      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.38    $1.28    $1.26    $1.18    $0.96   $1.00      --      --
Accumulation unit value at end of period          $1.36    $1.38    $1.28    $1.26    $1.18   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       955    1,051    1,086    1,075      922     136      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.64    $1.45    $1.34    $1.13    $0.79   $1.00      --      --
Accumulation unit value at end of period          $1.60    $1.64    $1.45    $1.34    $1.13   $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,146    1,209    1,280    1,417    1,150     199      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.38    $1.30    $1.29    $1.20    $1.04   $1.00      --      --
Accumulation unit value at end of period          $1.50    $1.38    $1.30    $1.29    $1.20   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,945    3,751    3,793    3,633    2,551     161      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period    $1.31    $1.14    $1.10    $1.00    $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of period          $1.22    $1.31    $1.14    $1.10    $1.00   $0.79   $0.99   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,994    2,148    2,381    2,608    2,620   1,991   1,166      31
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.38    $1.35    $1.21    $1.14    $0.98   $1.00      --      --
Accumulation unit value at end of period          $1.35    $1.38    $1.35    $1.21    $1.14   $0.98      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       256      390      400      428      307      31      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.63    $1.29    $1.16    $1.01    $0.80   $1.00      --      --
Accumulation unit value at end of period          $1.75    $1.63    $1.29    $1.16    $1.01   $0.80      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,769    1,896    2,017    2,126    1,817     436      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period    $0.98    $0.79    $0.67    $0.60    $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of period          $1.10    $0.98    $0.79    $0.67    $0.60   $0.46   $0.53   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                       607      616      814      878      927     895   1,015      86
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.22    $1.11    $1.06    $1.00    $0.81   $1.00      --      --
Accumulation unit value at end of period          $1.21    $1.22    $1.11    $1.06    $1.00   $0.81      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       136      145      147      146      147      57      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period    $0.74    $0.71    $0.64    $0.55    $0.41   $0.60   $0.92   $1.00
Accumulation unit value at end of period          $0.76    $0.74    $0.71    $0.64    $0.55   $0.41   $0.60   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,354    1,713    1,945    2,276    2,615   2,476   2,325     216
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.12    $0.99    $0.96    $0.89    $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of period          $1.13    $1.12    $0.99    $0.96    $0.89   $0.75   $0.87   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                       382      707      607      710      872     906     682      40
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.05    $1.02    $1.00    $1.01    $1.01   $1.01   $1.00   $1.00
Accumulation unit value at end of period          $1.09    $1.05    $1.02    $1.00    $1.01   $1.01   $1.01   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,738    2,880    2,618    2,964    3,701   2,933   2,828      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/21/2002)
Accumulation unit value at beginning of period    $1.16    $1.12    $1.11    $1.08    $1.04   $1.00      --      --
Accumulation unit value at end of period          $1.21    $1.16    $1.12    $1.11    $1.08   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,407    3,164    3,290    3,256    2,381     215      --      --
-------------------------------------------------------------------------------------------------------------------

 22    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/21/2002)
Accumulation unit value at beginning of period    $1.70    $1.44    $1.28    $1.09    $0.78   $1.00      --      --
Accumulation unit value at end of period          $1.82    $1.70    $1.44    $1.28    $1.09   $0.78      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,612    1,695    1,713    1,639    1,367     187      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
Accumulation unit value at beginning of period    $1.23    $1.12    $1.05    $0.98    $0.81   $1.00      --      --
Accumulation unit value at end of period          $1.26    $1.23    $1.12    $1.05    $0.98   $0.81      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        46       46       48       58       67       9      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/17/2006)
Accumulation unit value at beginning of period    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of period          $1.10    $1.08       --       --       --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,383    2,344       --       --       --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of period    $1.43    $1.45    $1.33    $1.23    $1.02   $1.00      --      --
Accumulation unit value at end of period          $1.61    $1.43    $1.45    $1.33    $1.23   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        40       43       44       46       27       9      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.00    $0.87    $0.85    $0.78    $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of period          $1.03    $1.00    $0.87    $0.85    $0.78   $0.61   $0.80   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,498    4,948    5,214    5,633    5,260   3,995   1,567       2
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.19    $1.16    $1.16    $1.16    $1.16   $1.10   $1.05   $1.00
Accumulation unit value at end of period          $1.24    $1.19    $1.16    $1.16    $1.16   $1.16   $1.10   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,022    4,370    4,579    4,914    5,238   5,336   2,495      25
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.55    $1.40    $1.35    $1.15    $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of period          $1.46    $1.55    $1.40    $1.35    $1.15   $0.79   $0.96   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                       301      310      348      340      363     191      63      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/21/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period    $1.59    $1.33    $1.28    $1.07    $0.79   $1.00      --      --
Accumulation unit value at end of period          $1.49    $1.59    $1.33    $1.28    $1.07   $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       507      530      534      638      535      67      --      --
-------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period    $1.80    $1.57    $1.45    $1.28    $1.00      --      --      --
Accumulation unit value at end of period          $1.79    $1.80    $1.57    $1.45    $1.28      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        46       46       31       17       37      --      --      --
-------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period    $1.37    $1.25    $1.27    $1.21    $1.00      --      --      --
Accumulation unit value at end of period          $1.56    $1.37    $1.25    $1.27    $1.21      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         9       11       11       11       30      --      --      --
-------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period    $1.79    $1.48    $1.44    $1.27    $1.00      --      --      --
Accumulation unit value at end of period          $1.84    $1.79    $1.48    $1.44    $1.27      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         5        5        5        5        5      --      --      --
-------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period    $1.88    $1.72    $1.52    $1.31    $1.00      --      --      --
Accumulation unit value at end of period          $1.96    $1.88    $1.72    $1.52    $1.31      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         9        8        3        3        3      --      --      --
-------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period    $2.19    $1.91    $1.73    $1.41    $1.00      --      --      --
Accumulation unit value at end of period          $2.23    $2.19    $1.91    $1.73    $1.41      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        16       18       11       25       27      --      --      --
-------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    23

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.74    $1.52    $1.47    $1.27    $0.98   $1.00      --      --
Accumulation unit value at end of period          $1.68    $1.74    $1.52    $1.47    $1.27   $0.98      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,429    1,557    1,856    1,952    1,369     203      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.71    $1.49    $1.37    $1.22    $0.96   $1.00      --      --
Accumulation unit value at end of period          $1.73    $1.71    $1.49    $1.37    $1.22   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       791      957    1,039    1,057      734      43      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period    $2.79    $2.04    $1.76    $1.31    $0.96   $1.00      --      --
Accumulation unit value at end of period          $2.29    $2.79    $2.04    $1.76    $1.31   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       190      210      266      216      178      57      --      --
-------------------------------------------------------------------------------------------------------------------




 24    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.25   $1.12   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.26   $1.25   $1.12    $1.08      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    779     870   1,109      610      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                       $0.96   $0.92   $0.85    $0.81   $0.63   $0.84   $1.11   $1.26   $1.00
Accumulation unit value at end of period       $1.07   $0.96   $0.92    $0.85   $0.81   $0.63   $0.84   $1.11   $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                    156     173     129      140     150     131      78      29      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.20   $1.15   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.33   $1.20   $1.15    $1.07      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     50      50      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.37   $1.20   $1.11    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.50   $1.37   $1.20    $1.11      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.08   $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.16   $1.08      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    220     254      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.03      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.04      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    238      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.26   $1.15   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.36   $1.26   $1.15    $1.08      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    220     259     323      187      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.21   $1.10   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.23   $1.21   $1.10    $1.07      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     18      18      18       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.16      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.29   $1.12   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.34   $1.29   $1.12    $1.08      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      7       7       4        4      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.85   $1.38   $1.20    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.93   $1.85   $1.38    $1.20      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,657   2,757   2,505      620      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.06   $1.06   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.15   $1.06   $1.06    $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  6,168   6,843   5,789    1,416      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.55   $1.25   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.80   $1.55   $1.25    $1.12      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $0.90      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.03   $1.07   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.23   $1.03   $1.07    $1.07      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,228   3,255   1,738      450      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.33   $1.13   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.24   $1.33   $1.13    $1.09      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      2       2       2        2      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                       $1.52   $1.38   $1.31    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.64   $1.52   $1.38    $1.31   $1.20      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     87      70     135      142     222      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                       $1.08   $1.06   $1.04    $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.14   $1.08   $1.06    $1.04   $1.01      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    330     282     293      303     359      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.07   $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.08   $1.07      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    100     106      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.07   $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.07   $1.07      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,179   1,561      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at beginning of
  period                                       $1.13   $1.04   $1.00       --      --      --      --      --      --
Accumulation unit value at end of period       $1.30   $1.13   $1.04       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    587     638     692       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.12      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    714      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.14      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.44   $1.22   $1.17    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.39   $1.44   $1.22    $1.17      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    342      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (04/14/2003)
Accumulation unit value at beginning of
  period                                       $1.87   $1.68   $1.65    $1.50   $1.00      --      --      --      --
Accumulation unit value at end of period       $2.09   $1.87   $1.68    $1.65   $1.50      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     26      42      42       50      49      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.10      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.30   $1.22   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.30   $1.30   $1.22    $1.13      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------

 26    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.09   $1.06   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.23   $1.09   $1.06    $1.03      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    874   1,176     864      204      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.22   $1.06   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.29   $1.22   $1.06    $1.03      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     13      14      14       14      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.09      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.53   $1.26   $1.14    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.57   $1.53   $1.26    $1.14      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $0.99      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    346      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.07   $1.04   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.11   $1.07   $1.04    $1.03      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,743   1,956   2,006      488      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.31   $1.18   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.39   $1.31   $1.18    $1.09      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    155     219      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.29   $1.18   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.42   $1.29   $1.18    $1.12      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    415     489     502       10      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.13   $1.06   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.15   $1.13   $1.06    $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,108   1,253   1,319      315      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.60   $1.32   $1.15    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.81   $1.60   $1.32    $1.15      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    657     741     652        5      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.12   $1.07   $1.05    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.24   $1.12   $1.07    $1.05      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,531   1,651   1,365      279      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.50   $1.25   $1.15    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.37   $1.50   $1.25    $1.15      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     33      33      33       18      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                       $1.11   $1.07   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.14   $1.11   $1.07    $1.09      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,055   2,116   1,898      508      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.18   $1.07   $1.02    $0.98   $0.84   $0.93   $0.96   $1.02   $1.00
Accumulation unit value at end of period       $1.27   $1.18   $1.07    $1.02   $0.98   $0.84   $0.93   $0.96   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                     43      46      50       55      65      68      59      --      --
---------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    27

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.41   $1.28   $1.11    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.64   $1.41   $1.28    $1.11      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  7,060   8,517   5,857    1,194      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.10   $0.98   $0.93    $0.89   $0.72   $0.88   $0.98   $1.03   $1.00
Accumulation unit value at end of period       $1.22   $1.10   $0.98    $0.93   $0.89   $0.72   $0.88   $0.98   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                    228     248     198      181     157     145      90       3      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $0.85   $0.80   $0.77    $0.75   $0.57   $0.83   $1.02   $1.16   $1.00
Accumulation unit value at end of period       $1.06   $0.85   $0.80    $0.77   $0.75   $0.57   $0.83   $1.02   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                    114      99     117      108     191     159     152     129      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.14   $1.08   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.42   $1.14   $1.08    $1.03      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.07   $1.04   $1.04    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.11   $1.07   $1.04    $1.04      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  4,000   3,220   2,391      560      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $3.06   $2.74   $2.35    $1.90   $1.39   $1.56   $1.63   $1.24   $1.00
Accumulation unit value at end of period       $3.49   $3.06   $2.74    $2.35   $1.90   $1.39   $1.56   $1.63   $1.24
Number of accumulation units outstanding at
  end of period (000 omitted)                    170     211     226      250     268     298     202      11      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.58   $1.42   $1.22    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.80   $1.58   $1.42    $1.22      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,141   1,202     715        1      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.51   $1.30   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.75   $1.51   $1.30    $1.10      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    822     962   1,107      628      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.81   $1.52   $1.35    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.41   $1.81   $1.52    $1.35      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     24       9      11        2      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.32   $1.13   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.36   $1.32   $1.13    $1.13      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    349     365     374      300      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.30   $1.12   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.25   $1.30   $1.12    $1.10      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     23      25      24        2      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                       $2.59   $2.24   $2.08    $1.70   $1.30   $1.45   $1.29   $1.04   $1.00
Accumulation unit value at end of period       $2.50   $2.59   $2.24    $2.08   $1.70   $1.30   $1.45   $1.29   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.19   $1.11   $1.07    $0.97   $0.71   $1.01   $1.21   $1.43   $1.00
Accumulation unit value at end of period       $1.31   $1.19   $1.11    $1.07   $0.97   $0.71   $1.01   $1.21   $1.43
Number of accumulation units outstanding at
  end of period (000 omitted)                    345     421     465      481     495     546     261      21      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.88   $1.61   $1.47    $1.32   $1.07   $1.22   $1.16   $1.03   $1.00
Accumulation unit value at end of period       $1.92   $1.88   $1.61    $1.47   $1.32   $1.07   $1.22   $1.16   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                    532     713     655      587     281     285      63       5      --
---------------------------------------------------------------------------------------------------------------------

 28    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.46   $1.21   $1.11    $0.95   $0.73   $0.90   $1.09   $1.13   $1.00
Accumulation unit value at end of period       $1.66   $1.46   $1.21    $1.11   $0.95   $0.73   $0.90   $1.09   $1.13
Number of accumulation units outstanding at
  end of period (000 omitted)                    100     102     122       97     102      89      29      12      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.24   $1.12   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.36   $1.24   $1.12    $1.16      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,787   2,962   2,190      575      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.46   $1.21   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.48   $1.46   $1.21    $1.13      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    106     121     118       44      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.54   $1.34   $1.20    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.57   $1.54   $1.34    $1.20      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,480   2,618   1,915      505      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $0.94      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                       $0.44   $0.42   $0.38    $0.38   $0.26   $0.45   $0.72   $1.00      --
Accumulation unit value at end of period       $0.53   $0.44   $0.42    $0.38   $0.38   $0.26   $0.45   $0.72      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     46      51      82       84      88      89      27      --      --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                       $0.70   $0.64   $0.62    $0.61   $0.47   $0.64   $0.87   $1.00      --
Accumulation unit value at end of period       $0.80   $0.70   $0.64    $0.62   $0.61   $0.47   $0.64   $0.87      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,248     116     148      194     221     283     239      --      --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                       $0.64   $0.57   $0.51    $0.43   $0.32   $0.46   $0.76   $1.00      --
Accumulation unit value at end of period       $0.77   $0.64   $0.57    $0.51   $0.43   $0.32   $0.46   $0.76      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    241     296     327      331     345     312     188      --      --
---------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.03      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.18   $1.11   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.29   $1.18   $1.11    $1.08      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     19      19      19       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.06   $0.95   $0.90    $0.81   $0.67   $0.86   $1.04   $1.05   $1.00
Accumulation unit value at end of period       $1.16   $1.06   $0.95    $0.90   $0.81   $0.67   $0.86   $1.04   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                     --       2       2        2       2       2       9       8      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                       $1.00   $0.89   $0.85    $0.77   $0.64   $0.82   $0.99   $1.00      --
Accumulation unit value at end of period       $1.08   $1.00   $0.89    $0.85   $0.77   $0.64   $0.82   $0.99      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    150     162     164      153     193     194     110      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.42   $1.27   $1.22    $1.16   $0.88   $1.30   $1.38   $1.43   $1.00
Accumulation unit value at end of period       $1.44   $1.42   $1.27    $1.22   $1.16   $0.88   $1.30   $1.38   $1.43
Number of accumulation units outstanding at
  end of period (000 omitted)                     16      19      27       26      30      27      14      14      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                       $0.94   $0.84   $0.81    $0.77   $0.59   $0.87   $0.93   $1.00      --
Accumulation unit value at end of period       $0.95   $0.94   $0.84    $0.81   $0.77   $0.59   $0.87   $0.93      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     41      42      40       45      43      42      11      --      --
---------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    29

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.51   $1.37   $1.35    $1.22   $1.06   $1.14   $1.15   $1.00   $1.00
Accumulation unit value at end of period       $1.56   $1.51   $1.37    $1.35   $1.22   $1.06   $1.14   $1.15   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                     47      47      52       51      46      45      36       6      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                       $1.38   $1.25   $1.24    $1.13   $0.98   $1.05   $1.06   $1.00      --
Accumulation unit value at end of period       $1.42   $1.38   $1.25    $1.24   $1.13   $0.98   $1.05   $1.06      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    490     541     651      617     696     688     248       2      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.79   $1.38   $1.19    $0.93   $0.69   $0.90   $1.21   $1.14   $1.00
Accumulation unit value at end of period       $2.26   $1.79   $1.38    $1.19   $0.93   $0.69   $0.90   $1.21   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                     31      33      34       35      34      36      37       9      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                       $1.47   $1.14   $0.99    $0.77   $0.57   $0.75   $1.01   $1.00      --
Accumulation unit value at end of period       $1.85   $1.47   $1.14    $0.99   $0.77   $0.57   $0.75   $1.01      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    182     167     168      150     143     140      61      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.17   $1.10   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.32   $1.17   $1.10    $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,161   2,648   2,022      561      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.51   $1.30   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.59   $1.51   $1.30    $1.16      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     20      17      18       19      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.44   $1.27   $1.17    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.40   $1.44   $1.27    $1.17      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     18      19      18       16      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.15   $1.09   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.25   $1.15   $1.09    $1.07      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  4,023   3,937   2,872      803      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.04      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    871      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.26   $1.10   $1.06    $0.96   $0.77   $0.96   $1.03   $0.97   $1.00
Accumulation unit value at end of period       $1.17   $1.26   $1.10    $1.06   $0.96   $0.77   $0.96   $1.03   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                    221     242     304      323     363     405     320      59      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.17   $1.16   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.15   $1.17   $1.16    $1.03      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.34   $1.29   $1.28    $1.24   $1.20   $1.12   $1.06   $0.99   $1.00
Accumulation unit value at end of period       $1.39   $1.34   $1.29    $1.28   $1.24   $1.20   $1.12   $1.06   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                     16      15      15       15      28      29      16      16      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.50   $1.19   $1.07    $0.93   $0.73   $0.90   $1.15   $1.29   $1.00
Accumulation unit value at end of period       $1.61   $1.50   $1.19    $1.07   $0.93   $0.73   $0.90   $1.15   $1.29
Number of accumulation units outstanding at
  end of period (000 omitted)                    101     103     122      127     179     219     173      30      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.46   $1.26   $1.19    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.26   $1.46   $1.26    $1.19      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     12     194      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------

 30    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                       $0.99   $0.95   $0.86    $0.73   $0.56   $0.81   $1.23   $1.30   $1.00
Accumulation unit value at end of period       $1.02   $0.99   $0.95    $0.86   $0.73   $0.56   $0.81   $1.23   $1.30
Number of accumulation units outstanding at
  end of period (000 omitted)                    194     228     222      220     215     187     104      19      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.18   $1.05   $1.02    $0.94   $0.79   $0.92   $1.04   $1.08   $1.00
Accumulation unit value at end of period       $1.19   $1.18   $1.05    $1.02   $0.94   $0.79   $0.92   $1.04   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                     85     121     121      122     122     135     173       1      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.12   $1.08   $1.07    $1.07   $1.08   $1.08   $1.05   $1.01   $1.00
Accumulation unit value at end of period       $1.16   $1.12   $1.08    $1.07   $1.07   $1.08   $1.08   $1.05   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                    334     460     205       64      72     161     284      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.30   $1.26   $1.24    $1.20   $1.17   $1.12   $1.05   $1.01   $1.00
Accumulation unit value at end of period       $1.35   $1.30   $1.26    $1.24   $1.20   $1.17   $1.12   $1.05   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,204   1,771     120      127      31      32      24      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.75   $1.48   $1.32    $1.13   $0.81   $1.01   $1.00   $1.02   $1.00
Accumulation unit value at end of period       $1.87   $1.75   $1.48    $1.32   $1.13   $0.81   $1.01   $1.00   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                  4,137   4,535   2,962       25      25      25      26      --      --
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                       $2.51   $1.90   $1.43    $1.17   $0.84   $0.90   $0.92   $1.00      --
Accumulation unit value at end of period       $3.43   $2.51   $1.90    $1.43   $1.17   $0.84   $0.90   $0.92      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    981   1,358   1,275      363      18      27      11      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $0.99      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    484      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                       $1.03   $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.10   $1.03      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,300   1,312      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.27   $1.15   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.29   $1.27   $1.15    $1.07      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    302      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.36   $1.24   $1.21    $1.10   $0.89   $0.96   $0.92   $1.03   $1.00
Accumulation unit value at end of period       $1.37   $1.36   $1.24    $1.21   $1.10   $0.89   $0.96   $0.92   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                    822     930     672      157      81      96      40      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
  period                                       $1.19   $1.11   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.20   $1.19   $1.11    $1.09      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    632     504      --   15,000      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                       $1.58   $1.29   $1.14    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.76   $1.58   $1.29    $1.14      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.26   $1.11   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.29   $1.26   $1.11    $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,441   2,749   3,138    1,827      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.34   $1.14   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.32   $1.34   $1.14    $1.10      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      4       4       4       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    31

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.15   $1.17   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.30   $1.15   $1.17    $1.07      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    199     234     240      145      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.00      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of
  period                                       $1.02   $0.89   $0.86    $0.79   $0.63   $0.82   $0.94   $1.00      --
Accumulation unit value at end of period       $1.06   $1.02   $0.89    $0.86   $0.79   $0.63   $0.82   $0.94      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    235     343     380      355     418     377     162      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                       $1.25   $1.09   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.31   $1.25   $1.09    $1.10      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      1       1      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.03   $1.01   $1.00    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.07   $1.03   $1.01    $1.00      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    537     573     342       24      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                       $1.70   $1.54   $1.49    $1.27   $0.87   $1.06   $1.15   $1.11   $1.00
Accumulation unit value at end of period       $1.61   $1.70   $1.54    $1.49   $1.27   $0.87   $1.06   $1.15   $1.11
Number of accumulation units outstanding at
  end of period (000 omitted)                     16      19      19       20      27      32      11      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                       $1.43   $1.21   $1.15    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.35   $1.43   $1.21    $1.15      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,791   2,698   2,395      610      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
  period                                       $1.38   $1.20   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.38   $1.38   $1.20    $1.12      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    151     165      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of
  period                                       $1.13   $1.03   $1.05    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.29   $1.13   $1.03    $1.05      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    807     856     920      190      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
  period                                       $1.39   $1.15   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.42   $1.39   $1.15    $1.12      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
  period                                       $1.44   $1.32   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.50   $1.44   $1.32    $1.16      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     20      20      21       21      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
  period                                       $1.51   $1.32   $1.19    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.53   $1.51   $1.32    $1.19      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    586     539     562      211      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.34   $1.17   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.29   $1.34   $1.17    $1.13      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  8,387   9,048   7,239    1,714      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------


 32    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                             2007    2006    2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $0.85      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    177      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00      --      --       --      --      --      --      --      --
Accumulation unit value at end of period       $1.13      --      --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $2.17   $1.59   $1.38    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.77   $2.17   $1.59    $1.38      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    204     132     155       69      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.97   $1.45   $1.21    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $2.26   $1.97   $1.45    $1.21      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,109   1,395   1,121      350      --      --      --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.36   $1.27   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.42   $1.36   $1.27    $1.16      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,858   1,824   1,445      363      --      --      --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.25   $1.13   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.33   $1.25   $1.13    $1.08      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      3       4       4        4      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.33   $1.11   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.30   $1.33   $1.11    $1.08      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     18      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.32   $1.13   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.34   $1.32   $1.13    $1.08      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    182     190     214       84      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.44   $1.20   $1.11    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.60   $1.44   $1.20    $1.11      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.18   $1.03   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.19   $1.18   $1.03    $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      3       3      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.09   $1.08   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.16   $1.09   $1.08    $1.03      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    890     951     718       70      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.04   $1.01   $1.00    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.08   $1.04   $1.01    $1.00      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      6       6       5       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.36   $1.12   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.53   $1.36   $1.12    $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --      --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.07   $1.04   $1.04    $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.12   $1.07   $1.04    $1.04      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    719     668     432       87      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    33

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (11/06/2003)
Accumulation unit value at beginning of period      $1.36   $1.22   $1.17   $1.07   $1.00      --       --      --
Accumulation unit value at end of period            $1.37   $1.36   $1.22   $1.17   $1.07      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             758     832     885     941      89      --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of period      $0.65   $0.62   $0.58   $0.55   $0.43   $0.57    $0.75   $1.00
Accumulation unit value at end of period            $0.72   $0.65   $0.62   $0.58   $0.55   $0.43    $0.57   $0.75
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,022   1,762   1,950   2,150   2,296   2,455    2,749   1,707
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.22   $1.16   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.34   $1.22   $1.16   $1.08   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             531     268       3       3      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.47   $1.28   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of period            $1.60   $1.47   $1.28   $1.18   $1.04      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              40      37      41      42      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.16   $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,975   2,929      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.15   $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               8       8      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.03      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.04      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,282      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.13   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period      $1.27   $1.15   $1.13   $1.05   $1.00      --       --      --
Accumulation unit value at end of period            $1.29   $1.27   $1.15   $1.13   $1.05      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             109      57      74      85      --      --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period      $1.14   $1.07   $1.04   $1.00   $1.00      --       --      --
Accumulation unit value at end of period            $1.35   $1.14   $1.07   $1.04   $1.00      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              37      34      36      28       2      --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period      $1.41   $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of period            $1.46   $1.41   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             173     174     176     165      31      --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period      $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.17   $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,434   1,483      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period      $1.22   $1.25   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.37   $1.22   $1.25   $1.10   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             107     110     128     128      --      --       --      --
------------------------------------------------------------------------------------------------------------------


 34    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period      $1.02   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.10   $1.02      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period      $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.26   $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $0.90      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period      $0.96   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.15   $0.96      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             255   2,902      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period      $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.05   $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.07   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.07   $1.07      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              38   1,079      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.12      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,674      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.14      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.00   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,403      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.10      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period      $0.98   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $0.98   $0.98      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period      $0.98   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.10   $0.98      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              55     679      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of period      $0.70   $0.65   $0.63   $0.60   $0.48   $0.69    $0.90   $1.00
Accumulation unit value at end of period            $0.74   $0.70   $0.65   $0.63   $0.60   $0.48    $0.69   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                             333     476     530     701     753     817    1,145     834
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.18   $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    35

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.09      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.06   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.09   $1.06      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $0.99      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,855      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning of period      $1.22   $1.13   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.28   $1.22   $1.13   $1.08   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             119     105      65      54       8      --       --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.08   $1.05   $1.04   $1.01   $1.00      --       --      --
Accumulation unit value at end of period            $1.12   $1.08   $1.05   $1.04   $1.01      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             735     764     802     775      70      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.36   $1.23   $1.14   $1.06   $1.00      --       --      --
Accumulation unit value at end of period            $1.46   $1.36   $1.23   $1.14   $1.06      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,073   1,165   1,226     762      64      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.30   $1.19   $1.13   $1.01   $1.00      --       --      --
Accumulation unit value at end of period            $1.42   $1.30   $1.19   $1.13   $1.01      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             325     359     387     297      51      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.18   $1.10   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.20   $1.18   $1.10   $1.10   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             219     257     292     285      54      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.75   $1.44   $1.26   $1.08   $1.00      --       --      --
Accumulation unit value at end of period            $1.99   $1.75   $1.44   $1.26   $1.08      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             857     966   1,110   1,249     139      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.15   $1.10   $1.08   $1.02   $1.00      --       --      --
Accumulation unit value at end of period            $1.27   $1.15   $1.10   $1.08   $1.02      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             981   1,054   1,161   1,187      55      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.64   $1.37   $1.25   $1.06   $1.00      --       --      --
Accumulation unit value at end of period            $1.50   $1.64   $1.37   $1.25   $1.06      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             599     642     706     730      25      --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (11/06/2003)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $1.13   $1.08   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.15   $1.13   $1.08   $1.11   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             786     755     775     748      49      --       --      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.50   $1.36   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of period            $1.74   $1.50   $1.36   $1.18   $1.04      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,543   7,320   3,059   3,269     221      --       --      --
------------------------------------------------------------------------------------------------------------------


 36    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period      $1.44   $1.28   $1.08   $1.08   $0.87   $0.95    $1.00      --
Accumulation unit value at end of period            $1.52   $1.44   $1.28   $1.08   $1.08   $0.87    $0.95      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             226     191     100     105      99      92       60      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.15   $1.09   $1.05   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.44   $1.15   $1.09   $1.05   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             174     170     177     182       7      --       --      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period      $1.40   $1.27   $1.26   $1.17   $0.93   $0.91    $1.00      --
Accumulation unit value at end of period            $1.42   $1.40   $1.27   $1.26   $1.17   $0.93    $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             104     146     148     223     280     154       71      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.07   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,965     512      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period      $2.06   $1.86   $1.59   $1.29   $0.95   $1.06    $1.00      --
Accumulation unit value at end of period            $2.35   $2.06   $1.86   $1.59   $1.29   $0.95    $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,440   2,476   1,850   1,925   1,154   1,005      667      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.65   $1.42   $1.21   $1.08   $1.00      --       --      --
Accumulation unit value at end of period            $1.91   $1.65   $1.42   $1.21   $1.08      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             533     309     133     128       7      --       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period      $3.35   $2.81   $2.51   $1.93   $1.44   $1.42    $1.34   $1.00
Accumulation unit value at end of period            $2.62   $3.35   $2.81   $2.51   $1.93   $1.44    $1.42   $1.34
Number of accumulation units outstanding at end
  of period (000 omitted)                             385     391     403     418     397     421      119      24
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period      $1.95   $1.67   $1.66   $1.48   $1.13   $1.16    $1.16   $1.00
Accumulation unit value at end of period            $2.00   $1.95   $1.67   $1.66   $1.48   $1.13    $1.16   $1.16
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,265   1,436   1,440   1,366   1,259   1,080      969     102
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.07   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.03   $1.07      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of period      $1.58   $1.36   $1.27   $1.04   $0.79   $1.00       --      --
Accumulation unit value at end of period            $1.52   $1.58   $1.36   $1.27   $1.04   $0.79       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             406     494     503     478     149      59       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period      $0.64   $0.60   $0.58   $0.52   $0.39   $0.55    $0.66   $1.00
Accumulation unit value at end of period            $0.71   $0.64   $0.60   $0.58   $0.52   $0.39    $0.55   $0.66
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,000   2,527   2,955   3,142   2,747   2,813    2,416   1,378
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period      $1.91   $1.63   $1.49   $1.34   $1.08   $1.25    $1.18   $1.00
Accumulation unit value at end of period            $1.95   $1.91   $1.63   $1.49   $1.34   $1.08    $1.25   $1.18
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,212   4,354   3,461   3,662   1,227     875      521     245
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period      $1.63   $1.36   $1.25   $1.07   $1.00      --       --      --
Accumulation unit value at end of period            $1.86   $1.63   $1.36   $1.25   $1.07      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             731     780     783     797      58      --       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.15   $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,113   2,613      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    37

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.11   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.12   $1.11      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             395     290      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period      $2.98   $2.60   $2.33   $1.87   $1.48   $1.57    $1.42   $1.00
Accumulation unit value at end of period            $3.04   $2.98   $2.60   $2.33   $1.87   $1.48    $1.57   $1.42
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,353   1,620     981   1,028   1,083   1,065    1,041     593
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period      $1.05   $0.94   $0.90   $0.79   $0.62   $0.80    $0.92   $1.00
Accumulation unit value at end of period            $1.02   $1.05   $0.94   $0.90   $0.79   $0.62    $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             934   1,503   1,492   1,569   1,608   1,593    1,352     730
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.06      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,206      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.03      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period      $1.20   $1.13   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of period            $1.32   $1.20   $1.13   $1.10   $1.02      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              62      63      64      57      --      --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period      $1.05   $0.94   $0.89   $0.81   $0.67   $0.86    $1.03   $1.00
Accumulation unit value at end of period            $1.15   $1.05   $0.94   $0.89   $0.81   $0.67    $0.86   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                             670     907     986   1,123   1,326   1,476    1,400     488
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period      $1.19   $1.07   $1.03   $0.98   $1.00      --       --      --
Accumulation unit value at end of period            $1.21   $1.19   $1.07   $1.03   $0.98      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             124     127     125     134      10      --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period      $1.29   $1.17   $1.15   $1.05   $1.00      --       --      --
Accumulation unit value at end of period            $1.32   $1.29   $1.17   $1.15   $1.05      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,978   1,867   2,010   2,175      82      --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period      $1.38   $1.06   $0.92   $0.72   $0.53   $0.70    $0.93   $1.00
Accumulation unit value at end of period            $1.74   $1.38   $1.06   $0.92   $0.72   $0.53    $0.70   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                             939   1,148   1,224   1,369   1,686   1,931    2,308   1,220
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period      $2.09   $1.61   $1.40   $1.09   $1.00      --       --      --
Accumulation unit value at end of period            $2.63   $2.09   $1.61   $1.40   $1.09      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              65      81      44      45      --      --       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.22   $1.15   $1.11   $1.05   $1.00      --       --      --
Accumulation unit value at end of period            $1.38   $1.22   $1.15   $1.11   $1.05      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             298     274     288     307      19      --       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period      $1.68   $1.45   $1.28   $1.09   $0.77   $1.00       --      --
Accumulation unit value at end of period            $1.76   $1.68   $1.45   $1.28   $1.09   $0.77       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             722     710     579     518      82      13       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.20   $1.12   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.18   $1.20   $1.12   $1.11   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             175     192     254     246      81      --       --      --
------------------------------------------------------------------------------------------------------------------

 38    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.49   $1.31   $1.21   $1.03   $1.00      --       --      --
Accumulation unit value at end of period            $1.45   $1.49   $1.31   $1.21   $1.03      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             511     533     602     632      38      --       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period      $1.37   $1.30   $1.28   $1.19   $1.03   $1.00       --      --
Accumulation unit value at end of period            $1.49   $1.37   $1.30   $1.28   $1.19   $1.03       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,749   2,701     919     906     264     111       --      --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.04      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,250      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.40   $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of period            $1.30   $1.40   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              34      36      38      39      12      --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of period      $1.18   $1.16   $1.04   $0.98   $0.84   $1.00       --      --
Accumulation unit value at end of period            $1.16   $1.18   $1.16   $1.04   $0.98   $0.84       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             104     150     132     111      50      12       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period      $1.08   $0.86   $0.77   $0.67   $0.53   $0.65    $0.83   $1.00
Accumulation unit value at end of period            $1.16   $1.08   $0.86   $0.77   $0.67   $0.53    $0.65   $0.83
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,162   3,931   4,113   4,437   3,942   3,982    3,906   2,927
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.28   $1.16   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of period            $1.27   $1.28   $1.16   $1.12   $1.05      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              30      39      41      35      --      --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $0.90   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              54   1,144      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period      $0.60   $0.57   $0.52   $0.44   $0.34   $0.49    $0.75   $1.00
Accumulation unit value at end of period            $0.61   $0.60   $0.57   $0.52   $0.44   $0.34    $0.49   $0.75
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,889   2,673   3,050   3,375   3,967   4,476    4,717   3,180
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/06/2003)
Accumulation unit value at beginning of period      $1.04   $1.01   $0.99   $1.00   $1.00      --       --      --
Accumulation unit value at end of period            $1.08   $1.04   $1.01   $0.99   $1.00      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             792     340      57      73     203      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of period      $1.09   $1.05   $1.05   $1.01   $1.00      --       --      --
Accumulation unit value at end of period            $1.13   $1.09   $1.05   $1.05   $1.01      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          15,892   6,766   1,000   1,117      75      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.89   $1.60   $1.42   $1.22   $0.87   $1.09    $1.08   $1.00
Accumulation unit value at end of period            $2.02   $1.89   $1.60   $1.42   $1.22   $0.87    $1.09   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,473   3,391   1,105   1,194     591     573      428      98
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period      $1.13   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.54   $1.13      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,871   1,112      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    39

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $0.99      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,461      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.03   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.10   $1.03      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,255   4,156      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period      $1.32   $1.21   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of period            $1.35   $1.32   $1.21   $1.12   $1.05      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             452      14      14      15       7      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.31   $1.20   $1.17   $1.06   $0.86   $0.93    $0.90   $1.00
Accumulation unit value at end of period            $1.32   $1.31   $1.20   $1.17   $1.06   $0.86    $0.93   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                             515     630     328     368     394     684      279     175
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.06   $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,490   1,572      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period      $1.06   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.19   $1.06      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2000)
Accumulation unit value at beginning of period      $0.83   $0.73   $0.69   $0.66   $0.52   $0.67    $0.83   $1.00
Accumulation unit value at end of period            $0.84   $0.83   $0.73   $0.69   $0.66   $0.52    $0.67   $0.83
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,064   2,748     727     804      75      75       76      66
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.10   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.08   $1.10      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period      $1.18   $1.20   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of period            $1.33   $1.18   $1.20   $1.10   $1.02      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               6      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.00      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of period      $1.35   $1.19   $1.15   $1.06   $1.00      --       --      --
Accumulation unit value at end of period            $1.40   $1.35   $1.19   $1.15   $1.06      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             234     248     251     239      73      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period      $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.10   $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.21   $1.17   $1.17   $1.17   $1.17   $1.12    $1.07   $1.00
Accumulation unit value at end of period            $1.25   $1.21   $1.17   $1.17   $1.17   $1.17    $1.12   $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,509   1,294   1,196   1,221   1,040   1,450      805     125
------------------------------------------------------------------------------------------------------------------

 40    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.33   $1.21   $1.16   $0.99   $0.68   $0.83    $0.90   $1.00
Accumulation unit value at end of period            $1.26   $1.33   $1.21   $1.16   $0.99   $0.68    $0.83   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                              92     139     214     237     384     307       41       9
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.59   $1.34   $1.28   $1.08   $0.79   $1.00       --      --
Accumulation unit value at end of period            $1.49   $1.59   $1.34   $1.28   $1.08   $0.79       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             396     192     185     221      40      22       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period      $1.50   $1.31   $1.21   $1.07   $1.00      --       --      --
Accumulation unit value at end of period            $1.49   $1.50   $1.31   $1.21   $1.07      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             474     336       3       3      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period      $1.18   $1.08   $1.10   $1.04   $1.00      --       --      --
Accumulation unit value at end of period            $1.34   $1.18   $1.08   $1.10   $1.04      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period      $1.50   $1.24   $1.21   $1.06   $1.00      --       --      --
Accumulation unit value at end of period            $1.54   $1.50   $1.24   $1.21   $1.06      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               4       5       5       5      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period      $1.48   $1.35   $1.20   $1.04   $1.00      --       --      --
Accumulation unit value at end of period            $1.54   $1.48   $1.35   $1.20   $1.04      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period      $1.66   $1.45   $1.31   $1.07   $1.00      --       --      --
Accumulation unit value at end of period            $1.69   $1.66   $1.45   $1.31   $1.07      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             417     153       9       9       2      --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.47   $1.29   $1.25   $1.08   $1.00      --       --      --
Accumulation unit value at end of period            $1.42   $1.47   $1.29   $1.25   $1.08      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,806   3,372     677     711      17      --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period      $1.51   $1.32   $1.22   $1.08   $1.00      --       --      --
Accumulation unit value at end of period            $1.53   $1.51   $1.32   $1.22   $1.08      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             316     326     371     375      --      --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $0.85      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,837      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period            $1.13      --      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of period      $2.25   $1.65   $1.42   $1.06   $1.00      --       --      --
Accumulation unit value at end of period            $1.84   $2.25   $1.65   $1.42   $1.06      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              46      60      68      68      11      --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.23   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.01   $1.23      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             103      31      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    41

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                  2007    2006    2005    2004    2003    2002     2001    2000
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (05/01/2006)
Accumulation unit value at beginning of period      $1.09   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.26   $1.09      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,187   1,448      --      --      --      --       --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (05/01/2006)
Accumulation unit value at beginning of period      $1.00   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period            $1.04   $1.00      --      --      --      --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,534     175      --      --      --      --       --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.18   $1.06   $1.02   $0.95   $0.79   $0.91    $0.99   $1.00
Accumulation unit value at end of period            $1.25   $1.18   $1.06   $1.02   $0.95   $0.79    $0.91   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,084   3,544   4,274   4,536   4,842   5,138    5,343   2,012
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.27   $1.05   $1.03   $0.94   $0.76   $1.01    $1.09   $1.00
Accumulation unit value at end of period            $1.24   $1.27   $1.05   $1.03   $0.94   $0.76    $1.01   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                             644     561     586     532     624     638      457     213
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.41   $1.20   $1.16   $1.05   $0.84   $1.06    $1.13   $1.00
Accumulation unit value at end of period            $1.43   $1.41   $1.20   $1.16   $1.05   $0.84    $1.06   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,148   1,387   1,578   1,938   1,984   2,083    2,040   1,204
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of period      $1.02   $0.86   $0.79   $0.73   $0.56   $0.74    $0.89   $1.00
Accumulation unit value at end of period            $1.14   $1.02   $0.86   $0.79   $0.73   $0.56    $0.74   $0.89
Number of accumulation units outstanding at end
  of period (000 omitted)                             333     330     312     328     239     245      218     111
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of period      $0.74   $0.65   $0.67   $0.62   $0.51   $0.70    $0.87   $1.00
Accumulation unit value at end of period            $0.75   $0.74   $0.65   $0.67   $0.62   $0.51    $0.70   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                             172     305     613     587     486     519      321     266
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period      $0.71   $0.70   $0.67   $0.66   $0.53   $0.74    $0.95   $1.00
Accumulation unit value at end of period            $0.75   $0.71   $0.70   $0.67   $0.66   $0.53    $0.74   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,506   5,785   6,853   7,868   8,804   8,912   11,429   7,702
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.10   $1.07   $1.05   $1.06   $1.06   $1.06    $1.04   $1.00
Accumulation unit value at end of period            $1.14   $1.10   $1.07   $1.05   $1.06   $1.06    $1.06   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                             975     966   1,254   1,285   1,462   2,532    2,106     317
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period      $0.51   $0.42   $0.40   $0.36   $0.25   $0.42    $0.56   $1.00
Accumulation unit value at end of period            $0.58   $0.51   $0.42   $0.40   $0.36   $0.25    $0.42   $0.56
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,358   1,741   1,913   2,281   2,845   3,066    3,231   2,319
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of period      $1.39   $1.35   $1.34   $1.30   $1.22   $1.14    $1.08   $1.00
Accumulation unit value at end of period            $1.46   $1.39   $1.35   $1.34   $1.30   $1.22    $1.14   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,363   1,377     939     985   1,052   1,227      934     408
------------------------------------------------------------------------------------------------------------------





 42    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II
  SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.27   $1.14    $1.09    $1.00    $0.76    $1.00       --      --      --
Accumulation unit value at end of period     $1.27   $1.27    $1.14    $1.09    $1.00    $0.76       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 748     790      708      783      699       90       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $0.96   $0.91    $0.85    $0.80    $0.63    $0.84    $1.11   $1.26   $1.00
Accumulation unit value at end of period     $1.06   $0.96    $0.91    $0.85    $0.80    $0.63    $0.84   $1.11   $1.26
Number of accumulation units outstanding
at end of period (000 omitted)               2,745   3,214    3,090    3,428    3,393    3,148    3,345   1,103      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.45   $1.39    $1.29    $1.23    $0.97    $1.00       --      --      --
Accumulation unit value at end of period     $1.60   $1.45    $1.39    $1.29    $1.23    $0.97       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 501     173       24       22       19       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.41   $1.23    $1.14    $1.00    $0.75    $1.00       --      --      --
Accumulation unit value at end of period     $1.54   $1.41    $1.23    $1.14    $1.00    $0.75       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  79      72       80       80      100       28       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.16   $1.08       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               4,900   5,506       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.15   $1.08       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  12      12       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.03      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.04      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,751      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.12   $1.04       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.29   $1.17    $1.14    $1.06    $0.91    $1.00       --      --      --
Accumulation unit value at end of period     $1.31   $1.29    $1.17    $1.14    $1.06    $0.91       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  97      93       36       35       22        1       --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.47   $0.44    $0.43    $0.42    $0.29    $0.51    $0.69   $1.00      --
Accumulation unit value at end of period     $0.56   $0.47    $0.44    $0.43    $0.42    $0.29    $0.51   $0.69      --
Number of accumulation units outstanding
at end of period (000 omitted)                 820     824      829      932      498      684      793     277      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    43

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.26   $1.09    $1.06    $0.96    $0.74    $0.96    $0.97   $1.00      --
Accumulation unit value at end of period     $1.31   $1.26    $1.09    $1.06    $0.96    $0.74    $0.96   $0.97      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,734   3,482    3,585    4,135    3,461    3,898    2,152     213      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.12   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.17   $1.12       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,053   1,029       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.65   $0.66    $0.58    $0.54    $0.45    $0.65    $0.80   $1.00      --
Accumulation unit value at end of period     $0.72   $0.65    $0.66    $0.58    $0.54    $0.45    $0.65   $0.80      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,308   1,473    1,546    1,578    1,510    2,042    1,944     426      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.02   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.10   $1.02       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.26   $1.08       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $0.90      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.96   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.15   $0.96       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --   2,100       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.12   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.04   $1.12       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                     $1.51   $1.37    $1.30    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period     $1.63   $1.51    $1.37    $1.30    $1.20       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 443     469      476      498      507       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                     $1.08   $1.05    $1.04    $1.01    $1.00       --       --      --      --
Accumulation unit value at end of period     $1.13   $1.08    $1.05    $1.04    $1.01       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,322   1,340    1,433    1,520    1,658       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.07   $1.07       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 553     540       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------

 44    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.07   $1.07       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  13     659       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at beginning of
  period                                     $1.13   $1.04    $1.00       --       --       --       --      --      --
Accumulation unit value at end of period     $1.29   $1.13    $1.04       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 313     333      428       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.12      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               4,235      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.14      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.00   $1.03       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,402      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (04/14/2003)
Accumulation unit value at beginning of
  period                                     $1.86   $1.68    $1.65    $1.50    $1.00       --       --      --      --
Accumulation unit value at end of period     $2.08   $1.86    $1.68    $1.65    $1.50       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  81      90      108      108      107       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.10      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.98   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $0.98   $0.98       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.97   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.10   $0.97       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --     490       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.70   $0.65    $0.63    $0.60    $0.48    $0.69    $0.90   $1.00      --
Accumulation unit value at end of period     $0.74   $0.70    $0.65    $0.63    $0.60    $0.48    $0.69   $0.90      --
Number of accumulation units outstanding
at end of period (000 omitted)                 672     620      626      623      735      715    1,143     471      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.11   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.18   $1.11       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    45

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.09      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.06   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.09   $1.06       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $0.99      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,052      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.34   $1.24    $1.19    $1.14    $1.00    $1.00       --      --      --
Accumulation unit value at end of period     $1.41   $1.34    $1.24    $1.19    $1.14    $1.00       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  90      88       68       94       90        8       --      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.13   $1.10    $1.09    $1.06    $1.04    $1.00       --      --      --
Accumulation unit value at end of period     $1.17   $1.13    $1.10    $1.09    $1.06    $1.04       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 892     905      818      798      901      301       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.25   $1.13    $1.05    $0.97    $0.76    $0.90    $1.04   $1.00      --
Accumulation unit value at end of period     $1.34   $1.25    $1.13    $1.05    $0.97    $0.76    $0.90   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                 195     200      227      215      215      169      120      27      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.58   $1.42    $1.32    $1.23    $0.96    $1.00       --      --      --
Accumulation unit value at end of period     $1.68   $1.58    $1.42    $1.32    $1.23    $0.96       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 488     473      473      244      192        1       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.74   $1.59    $1.51    $1.35    $0.99    $1.00       --      --      --
Accumulation unit value at end of period     $1.90   $1.74    $1.59    $1.51    $1.35    $0.99       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 126     125      126      117       84       26       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.39   $1.29    $1.29    $1.21    $1.04    $1.00       --      --      --
Accumulation unit value at end of period     $1.41   $1.39    $1.29    $1.29    $1.21    $1.04       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 513     360      364      638      279      133       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
  period                                     $1.72   $1.41    $1.23    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of period     $1.95   $1.72    $1.41    $1.23    $1.05       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 393     246      113      278      286       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.96   $1.62    $1.41    $1.20    $0.93    $1.00       --      --      --
Accumulation unit value at end of period     $2.22   $1.96    $1.62    $1.41    $1.20    $0.93       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 330     342      352      365      253       40       --      --      --
-----------------------------------------------------------------------------------------------------------------------


 46    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.80   $0.76    $0.74    $0.70    $0.51    $0.69    $0.82   $1.00      --
Accumulation unit value at end of period     $0.88   $0.80    $0.76    $0.74    $0.70    $0.51    $0.69   $0.82      --
Number of accumulation units outstanding
at end of period (000 omitted)                 493     482      587      993    1,050    1,072    1,030     186      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.50   $1.44    $1.40    $1.33    $0.96    $1.00       --      --      --
Accumulation unit value at end of period     $1.65   $1.50    $1.44    $1.40    $1.33    $0.96       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 436     448      445      467      323       42       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.35   $1.96    $1.79    $1.51    $1.18    $1.37    $1.17   $1.00      --
Accumulation unit value at end of period     $2.15   $2.35    $1.96    $1.79    $1.51    $1.18    $1.37   $1.17      --
Number of accumulation units outstanding
at end of period (000 omitted)                 791     859      846      894      855      720      120       1      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.89   $1.58    $1.44    $1.22    $0.95    $1.00       --      --      --
Accumulation unit value at end of period     $1.72   $1.89    $1.58    $1.44    $1.22    $0.95       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 433     424      490      523      385      157       --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of
  period                                     $1.57   $1.51    $1.53    $1.43    $1.24    $1.09    $1.04   $1.00      --
Accumulation unit value at end of period     $1.61   $1.57    $1.51    $1.53    $1.43    $1.24    $1.09   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                 452     491      331      298      402      311      258      24      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                     $1.36   $1.30    $1.33    $1.25    $1.08    $1.00       --      --      --
Accumulation unit value at end of period     $1.39   $1.36    $1.30    $1.33    $1.25    $1.08       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 395     412      374      384      206       74       --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.17   $1.06    $1.01    $0.97    $0.84    $0.93    $0.96   $1.02   $1.00
Accumulation unit value at end of period     $1.26   $1.17    $1.06    $1.01    $0.97    $0.84    $0.93   $0.96   $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                 435     452      468      481      526      511      350      66      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.38   $1.26    $1.09    $0.95    $0.75    $0.84    $0.97   $1.00      --
Accumulation unit value at end of period     $1.61   $1.38    $1.26    $1.09    $0.95    $0.75    $0.84   $0.97      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,309   1,795    1,837    1,835    1,713    1,431      457       2      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.57   $1.43    $1.24    $1.09    $0.86    $1.00       --      --      --
Accumulation unit value at end of period     $1.82   $1.57    $1.43    $1.24    $1.09    $0.86       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               5,864   4,893    1,778    1,707      935      115       --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.44   $1.28    $1.07    $1.07    $0.87    $0.95    $1.00      --      --
Accumulation unit value at end of period     $1.52   $1.44    $1.28    $1.07    $1.07    $0.87    $0.95      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 708     717      525      523      535      305      207      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.09   $0.98    $0.92    $0.88    $0.72    $0.88    $0.98   $1.03   $1.00
Accumulation unit value at end of period     $1.21   $1.09    $0.98    $0.92    $0.88    $0.72    $0.88   $0.98   $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                 380     396      386      441      436      435      425      85      --
-----------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $0.84   $0.80    $0.76    $0.75    $0.57    $0.83    $1.02   $1.16   $1.00
Accumulation unit value at end of period     $1.05   $0.84    $0.80    $0.76    $0.75    $0.57    $0.83   $1.02   $1.16
Number of accumulation units outstanding
at end of period (000 omitted)                  73     144      164      173      195      208      445     365      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.09   $1.04    $0.99    $0.98    $0.75    $1.00       --      --      --
Accumulation unit value at end of period     $1.36   $1.09    $1.04    $0.99    $0.98    $0.75       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 311     602      429      410      117       31       --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.11   $1.01    $0.99    $0.92    $0.73    $0.72    $0.82   $1.00      --
Accumulation unit value at end of period     $1.12   $1.11    $1.01    $0.99    $0.92    $0.73    $0.72   $0.82      --
Number of accumulation units outstanding
at end of period (000 omitted)                 763     597      596      845      826      502      294      56      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.39   $1.27    $1.26    $1.17    $0.93    $0.91    $1.00      --      --
Accumulation unit value at end of period     $1.41   $1.39    $1.27    $1.26    $1.17    $0.93    $0.91      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 462     564      287      337      316      317      178      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.07   $1.04       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,678     224       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $3.03   $2.73    $2.34    $1.90    $1.39    $1.56    $1.63   $1.24   $1.00
Accumulation unit value at end of period     $3.46   $3.03    $2.73    $2.34    $1.90    $1.39    $1.56   $1.63   $1.24
Number of accumulation units outstanding
at end of period (000 omitted)               1,633   1,627    1,723    1,897    1,802    1,810    1,254     206      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $2.06   $1.85    $1.59    $1.29    $0.95    $1.06    $1.00      --      --
Accumulation unit value at end of period     $2.34   $2.06    $1.85    $1.59    $1.29    $0.95    $1.06      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               4,006   3,592    3,013    3,064    2,428    1,445      522      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.62   $1.39    $1.19    $1.06    $0.75    $1.00       --      --      --
Accumulation unit value at end of period     $1.88   $1.62    $1.39    $1.19    $1.06    $0.75       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 624     272       82       81       27       15       --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $3.34   $2.81    $2.50    $1.92    $1.43    $1.42    $1.34   $1.00      --
Accumulation unit value at end of period     $2.61   $3.34    $2.81    $2.50    $1.92    $1.43    $1.42   $1.34      --
Number of accumulation units outstanding
at end of period (000 omitted)                 913     867      938      992    1,000    1,015      488     144      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.94   $1.66    $1.66    $1.47    $1.13    $1.15    $1.16   $1.00      --
Accumulation unit value at end of period     $1.99   $1.94    $1.66    $1.66    $1.47    $1.13    $1.15   $1.16      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,317   2,299    2,435    2,548    2,063    1,728    1,020     153      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.03   $1.07       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   5       5       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------

 48    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $2.57   $2.22    $2.07    $1.69    $1.30    $1.45    $1.29   $1.04   $1.00
Accumulation unit value at end of period     $2.47   $2.57    $2.22    $2.07    $1.69    $1.30    $1.45   $1.29   $1.04
Number of accumulation units outstanding
at end of period (000 omitted)                 590     717      658      516      219       47        2      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.18   $1.10    $1.06    $0.96    $0.71    $1.01    $1.21   $1.43   $1.00
Accumulation unit value at end of period     $1.30   $1.18    $1.10    $1.06    $0.96    $0.71    $1.01   $1.21   $1.43
Number of accumulation units outstanding
at end of period (000 omitted)               3,777   4,295    4,737    5,177    4,918    4,574    2,844     855      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.87   $1.60    $1.46    $1.32    $1.06    $1.22    $1.16   $1.03   $1.00
Accumulation unit value at end of period     $1.91   $1.87    $1.60    $1.46    $1.32    $1.06    $1.22   $1.16   $1.03
Number of accumulation units outstanding
at end of period (000 omitted)               5,507   6,011    5,328    5,621    4,198    2,393      252      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.90   $1.63    $1.49    $1.34    $1.08    $1.24    $1.18   $1.00      --
Accumulation unit value at end of period     $1.94   $1.90    $1.63    $1.49    $1.34    $1.08    $1.24   $1.18      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,440   2,476    2,267    2,400    2,050    1,377      646      36      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.31   $1.83    $1.45    $1.18    $0.78    $0.79    $0.87   $1.00      --
Accumulation unit value at end of period     $2.94   $2.31    $1.83    $1.45    $1.18    $0.78    $0.79   $0.87      --
Number of accumulation units outstanding
at end of period (000 omitted)                 264     126      131      169      124       20       17      17      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.45   $1.21    $1.11    $0.95    $0.73    $0.90    $1.09   $1.13   $1.00
Accumulation unit value at end of period     $1.65   $1.45    $1.21    $1.11    $0.95    $0.73    $0.90   $1.09   $1.13
Number of accumulation units outstanding
at end of period (000 omitted)                 311     368      420      400      371      296      145      16      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.35   $1.13    $1.04    $0.89    $0.68    $0.84    $1.02   $1.00      --
Accumulation unit value at end of period     $1.54   $1.35    $1.13    $1.04    $0.89    $0.68    $0.84   $1.02      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,003   2,636    2,688    2,217    1,480      866      514      52      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.05   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.15   $1.05       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               4,102   1,812       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.11   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.12   $1.11       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  21      21       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $2.97   $2.59    $2.33    $1.87    $1.48    $1.57    $1.42   $1.00      --
Accumulation unit value at end of period     $3.03   $2.97    $2.59    $2.33    $1.87    $1.48    $1.57   $1.42      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,090   1,873    1,361    1,409    1,449    1,458    1,091     414      --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.05   $0.94    $0.89    $0.79    $0.62    $0.80    $0.92   $1.00      --
Accumulation unit value at end of period     $1.02   $1.05    $0.94    $0.89    $0.79    $0.62    $0.80   $0.92      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,395   2,494    2,681    2,371    2,072    2,038    2,083   1,204      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    49

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                     $0.44   $0.41    $0.38    $0.38    $0.26    $0.45    $0.72   $1.00      --
Accumulation unit value at end of period     $0.53   $0.44    $0.41    $0.38    $0.38    $0.26    $0.45   $0.72      --
Number of accumulation units outstanding
at end of period (000 omitted)                  79      79      108      126      125      131      129      --      --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                     $0.70   $0.64    $0.62    $0.60    $0.46    $0.64    $0.87   $1.00      --
Accumulation unit value at end of period     $0.79   $0.70    $0.64    $0.62    $0.60    $0.46    $0.64   $0.87      --
Number of accumulation units outstanding
at end of period (000 omitted)               7,227     503      514      632      722      759      601      --      --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                     $0.63   $0.57    $0.51    $0.43    $0.32    $0.45    $0.76   $1.00      --
Accumulation unit value at end of period     $0.76   $0.63    $0.57    $0.51    $0.43    $0.32    $0.45   $0.76      --
Number of accumulation units outstanding
at end of period (000 omitted)                 176     199      254      313      293      270      291      --      --
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.03      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.71   $0.67    $0.65    $0.61    $0.50    $0.70    $0.95   $1.00      --
Accumulation unit value at end of period     $0.78   $0.71    $0.67    $0.65    $0.61    $0.50    $0.70   $0.95      --
Number of accumulation units outstanding
at end of period (000 omitted)                 460   1,099      807      834      938      875      662      75      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.05   $0.94    $0.89    $0.81    $0.67    $0.86    $1.04   $1.05   $1.00
Accumulation unit value at end of period     $1.15   $1.05    $0.94    $0.89    $0.81    $0.67    $0.86   $1.04   $1.05
Number of accumulation units outstanding
at end of period (000 omitted)               1,240   1,379    1,483    1,582    1,661    1,578    1,377     295      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                     $0.99   $0.89    $0.84    $0.77    $0.64    $0.82    $0.99   $1.00      --
Accumulation unit value at end of period     $1.08   $0.99    $0.89    $0.84    $0.77    $0.64    $0.82   $0.99      --
Number of accumulation units outstanding
at end of period (000 omitted)                 451     471      505      526      535      530      324      16      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.41   $1.26    $1.22    $1.16    $0.88    $1.30    $1.38   $1.43   $1.00
Accumulation unit value at end of period     $1.43   $1.41    $1.26    $1.22    $1.16    $0.88    $1.30   $1.38   $1.43
Number of accumulation units outstanding
at end of period (000 omitted)                  21      22       33       31       32       32       18      19      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.94   $0.84    $0.81    $0.77    $0.58    $0.87    $0.93   $1.00      --
Accumulation unit value at end of period     $0.94   $0.94    $0.84    $0.81    $0.77    $0.58    $0.87   $0.93      --
Number of accumulation units outstanding
at end of period (000 omitted)                 647     658      783      901      707      441      293      35      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.50   $1.36    $1.34    $1.22    $1.06    $1.13    $1.14   $1.00   $1.00
Accumulation unit value at end of period     $1.55   $1.50    $1.36    $1.34    $1.22    $1.06    $1.13   $1.14   $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                 247     117      100       88       89       74       77      25      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.38   $1.25    $1.23    $1.12    $0.98    $1.05    $1.06   $1.00      --
Accumulation unit value at end of period     $1.41   $1.38    $1.25    $1.23    $1.12    $0.98    $1.05   $1.06      --
Number of accumulation units outstanding
at end of period (000 omitted)               5,505   6,062    5,779    6,230    5,443    3,949    1,861      23      --
-----------------------------------------------------------------------------------------------------------------------

 50    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.77   $1.37    $1.19    $0.92    $0.69    $0.90    $1.20   $1.14   $1.00
Accumulation unit value at end of period     $2.24   $1.77    $1.37    $1.19    $0.92    $0.69    $0.90   $1.20   $1.14
Number of accumulation units outstanding
at end of period (000 omitted)                 964   1,159    1,267    1,336    1,393    1,631    1,999   1,109      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                     $1.46   $1.13    $0.98    $0.76    $0.57    $0.75    $1.01   $1.00      --
Accumulation unit value at end of period     $1.84   $1.46    $1.13    $0.98    $0.76    $0.57    $0.75   $1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                 323     304      241      287      264      209      126       7      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.17   $1.10    $1.06    $1.01    $0.78    $1.00       --      --      --
Accumulation unit value at end of period     $1.32   $1.17    $1.10    $1.06    $1.01    $0.78       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 761     499      504      445      242       39       --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.67   $1.44    $1.28    $1.09    $0.77    $1.00       --      --      --
Accumulation unit value at end of period     $1.75   $1.67    $1.44    $1.28    $1.09    $0.77       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,215   2,059    1,904    1,729      788      190       --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.37   $1.27    $1.26    $1.17    $0.96    $1.00       --      --      --
Accumulation unit value at end of period     $1.34   $1.37    $1.27    $1.26    $1.17    $0.96       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 270     214      223      252      209        4       --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.63   $1.44    $1.33    $1.13    $0.79    $1.00       --      --      --
Accumulation unit value at end of period     $1.59   $1.63    $1.44    $1.33    $1.13    $0.79       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 375     391      378      374      217       65       --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.37   $1.29    $1.28    $1.19    $1.03    $1.00       --      --      --
Accumulation unit value at end of period     $1.48   $1.37    $1.29    $1.28    $1.19    $1.03       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               6,680   3,247    1,889    1,541    1,060      212       --      --      --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.04      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               5,059      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.25   $1.09    $1.05    $0.96    $0.76    $0.95    $1.03   $0.97   $1.00
Accumulation unit value at end of period     $1.16   $1.25    $1.09    $1.05    $0.96    $0.76    $0.95   $1.03   $0.97
Number of accumulation units outstanding
at end of period (000 omitted)               1,305   1,443    1,621    1,596    1,635    1,583      963     146      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.18   $1.16    $1.04    $0.98    $0.84    $1.00       --      --      --
Accumulation unit value at end of period     $1.15   $1.18    $1.16    $1.04    $0.98    $0.84       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 202     243      213      209       86       52       --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.33   $1.28    $1.27    $1.23    $1.19    $1.12    $1.06   $0.99   $1.00
Accumulation unit value at end of period     $1.38   $1.33    $1.28    $1.27    $1.23    $1.19    $1.12   $1.06   $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                  20      23       28       34       31       79       28       5      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    51

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.49   $1.18    $1.07    $0.93    $0.73    $0.90    $1.15   $1.29   $1.00
Accumulation unit value at end of period     $1.59   $1.49    $1.18    $1.07    $0.93    $0.73    $0.90   $1.15   $1.29
Number of accumulation units outstanding
at end of period (000 omitted)               4,302   4,374    4,450    4,648    4,797    4,994    4,731   2,474      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.97   $0.78    $0.67    $0.60    $0.45    $0.53    $0.76   $1.00      --
Accumulation unit value at end of period     $1.09   $0.97    $0.78    $0.67    $0.60    $0.45    $0.53   $0.76      --
Number of accumulation units outstanding
at end of period (000 omitted)                 407     197      219      262      289      440      461      96      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.21   $1.10    $1.06    $1.00    $0.81    $1.00       --      --      --
Accumulation unit value at end of period     $1.20   $1.21    $1.10    $1.06    $1.00    $0.81       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $0.90   $1.04       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --     801       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $0.98   $0.95    $0.85    $0.73    $0.55    $0.81    $1.23   $1.30   $1.00
Accumulation unit value at end of period     $1.01   $0.98    $0.95    $0.85    $0.73    $0.55    $0.81   $1.23   $1.30
Number of accumulation units outstanding
at end of period (000 omitted)               1,835   2,039    2,480    2,708    3,087    3,317    4,035   1,798      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.73   $0.70    $0.64    $0.54    $0.41    $0.60    $0.92   $1.00      --
Accumulation unit value at end of period     $0.75   $0.73    $0.70    $0.64    $0.54    $0.41    $0.60   $0.92      --
Number of accumulation units outstanding
at end of period (000 omitted)                 511     589      612      843      811    1,020    1,024     152      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.17   $1.04    $1.01    $0.94    $0.79    $0.92    $1.04   $1.08   $1.00
Accumulation unit value at end of period     $1.18   $1.17    $1.04    $1.01    $0.94    $0.79    $0.92   $1.04   $1.08
Number of accumulation units outstanding
at end of period (000 omitted)                 292     275      210      176      177      179      151       5      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.11   $1.08    $1.06    $1.07    $1.08    $1.08    $1.05   $1.01   $1.00
Accumulation unit value at end of period     $1.15   $1.11    $1.08    $1.06    $1.07    $1.08    $1.08   $1.05   $1.01
Number of accumulation units outstanding
at end of period (000 omitted)               1,073   1,203    1,149    1,454    1,720    2,516    2,250      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.29   $1.25    $1.24    $1.20    $1.16    $1.11    $1.05   $1.01   $1.00
Accumulation unit value at end of period     $1.34   $1.29    $1.25    $1.24    $1.20    $1.16    $1.11   $1.05   $1.01
Number of accumulation units outstanding
at end of period (000 omitted)               7,765   4,332    1,045      999      593      179       99      82      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.74   $1.47    $1.31    $1.12    $0.81    $1.01    $1.00   $1.02   $1.00
Accumulation unit value at end of period     $1.85   $1.74    $1.47    $1.31    $1.12    $0.81    $1.01   $1.00   $1.02
Number of accumulation units outstanding
at end of period (000 omitted)               4,908   3,199    1,284    1,141      861      536      342     244      --
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                     $2.50   $1.89    $1.43    $1.17    $0.84    $0.90    $0.92   $1.00      --
Accumulation unit value at end of period     $3.40   $2.50    $1.89    $1.43    $1.17    $0.84    $0.90   $0.92      --
Number of accumulation units outstanding
at end of period (000 omitted)                 790     428       49       48       42       67       35      --      --
-----------------------------------------------------------------------------------------------------------------------

 52    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $0.99      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,471      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.10   $1.03       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               4,387   2,829       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.22   $1.12    $1.04    $0.97    $0.81    $1.00       --      --      --
Accumulation unit value at end of period     $1.25   $1.22    $1.12    $1.04    $0.97    $0.81       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 516       3       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.35   $1.23    $1.20    $1.09    $0.88    $0.96    $0.92   $1.03   $1.00
Accumulation unit value at end of period     $1.36   $1.35    $1.23    $1.20    $1.09    $0.88    $0.96   $0.92   $1.03
Number of accumulation units outstanding
at end of period (000 omitted)               1,284   1,320    1,059    1,262    1,212    1,027      821     278      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.05   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.06   $1.05       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,039   1,094       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                     $1.06   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.18   $1.06       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   5       5       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.82   $0.72    $0.69    $0.66    $0.52    $0.67    $0.83   $1.00      --
Accumulation unit value at end of period     $0.84   $0.82    $0.72    $0.69    $0.66    $0.52    $0.67   $0.83      --
Number of accumulation units outstanding
at end of period (000 omitted)               4,303   4,701    1,109    1,250      172      141      217     104      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.10   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.08   $1.10       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.42   $1.44    $1.33    $1.23    $1.02    $1.00       --      --      --
Accumulation unit value at end of period     $1.60   $1.42    $1.44    $1.33    $1.23    $1.02       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2       1        1        1       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.00      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of
  period                                     $1.01   $0.89    $0.86    $0.79    $0.63    $0.82    $0.94   $1.00      --
Accumulation unit value at end of period     $1.05   $1.01    $0.89    $0.86    $0.79    $0.63    $0.82   $0.94      --
Number of accumulation units outstanding
at end of period (000 omitted)                 478     539      565      639      728      711      450      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    53

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.99   $0.87    $0.84    $0.77    $0.61    $0.80    $0.92   $1.00      --
Accumulation unit value at end of period     $1.02   $0.99    $0.87    $0.84    $0.77    $0.61    $0.80   $0.92      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,455   3,398    3,818    3,822    2,601    2,290      817      34      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.05   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.10   $1.05       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.20   $1.17    $1.16    $1.17    $1.16    $1.11    $1.06   $1.00      --
Accumulation unit value at end of period     $1.24   $1.20    $1.17    $1.16    $1.17    $1.16    $1.11   $1.06      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,411   1,559    1,666    1,897    1,950    1,729      799      15      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.20   $1.17    $1.17    $1.17    $1.17    $1.12    $1.06   $1.00      --
Accumulation unit value at end of period     $1.25   $1.20    $1.17    $1.17    $1.17    $1.17    $1.12   $1.06      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,441   1,522    1,654    2,036    2,508    2,657      859     183      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.69   $1.53    $1.48    $1.26    $0.87    $1.06    $1.14   $1.11   $1.00
Accumulation unit value at end of period     $1.60   $1.69    $1.53    $1.48    $1.26    $0.87    $1.06   $1.14   $1.11
Number of accumulation units outstanding
at end of period (000 omitted)                 307     338      394      445      419      366      276      85      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.58   $1.33    $1.28    $1.08    $0.79    $1.00       --      --      --
Accumulation unit value at end of period     $1.49   $1.58    $1.33    $1.28    $1.08    $0.79       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 639     446      296      274      180       28       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $1.79   $1.56    $1.45    $1.28    $1.00       --       --      --      --
Accumulation unit value at end of period     $1.78   $1.79    $1.56    $1.45    $1.28       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 277     190        7        7        5       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of
  period                                     $1.36   $1.24    $1.27    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period     $1.55   $1.36    $1.24    $1.27    $1.20       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  15      16       17       17       11       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $1.78   $1.47    $1.44    $1.26    $1.00       --       --      --      --
Accumulation unit value at end of period     $1.82   $1.78    $1.47    $1.44    $1.26       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  10      10       10       10        7       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $1.87   $1.71    $1.51    $1.31    $1.00       --       --      --      --
Accumulation unit value at end of period     $1.94   $1.87    $1.71    $1.51    $1.31       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  17      18       17       17        5       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------


 54    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $2.18   $1.90    $1.72    $1.40    $1.00       --       --      --      --
Accumulation unit value at end of period     $2.20   $2.18    $1.90    $1.72    $1.40       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 230      85       15       --       51       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.73   $1.51    $1.47    $1.27    $0.98    $1.00       --      --      --
Accumulation unit value at end of period     $1.67   $1.73    $1.51    $1.47    $1.27    $0.98       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,409   2,020      284      242      153      186       --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.70   $1.48    $1.37    $1.21    $0.96    $1.00       --      --      --
Accumulation unit value at end of period     $1.72   $1.70    $1.48    $1.37    $1.21    $0.96       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  86      49       60       65       50        4       --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $0.85      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,003      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00      --       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.13      --       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $2.77   $2.03    $1.76    $1.30    $0.96    $1.00       --      --      --
Accumulation unit value at end of period     $2.27   $2.77    $2.03    $1.76    $1.30    $0.96       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --       2        3      115        1       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.23   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.01   $1.23       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  12      29       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.09   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.26   $1.09       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,744   1,004       --       --       --       --       --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.00   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period     $1.04   $1.00       --       --       --       --       --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,472     110       --       --       --       --       --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.17   $1.06    $1.02    $0.95    $0.79    $0.91    $0.99   $1.00      --
Accumulation unit value at end of period     $1.25   $1.17    $1.06    $1.02    $0.95    $0.79    $0.91   $0.99      --
Number of accumulation units outstanding
at end of period (000 omitted)               5,032   5,760    6,499    7,105    7,439    7,879    6,593   3,351      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.27   $1.05    $1.03    $0.94    $0.76    $1.01    $1.09   $1.00      --
Accumulation unit value at end of period     $1.24   $1.27    $1.05    $1.03    $0.94    $0.76    $1.01   $1.09      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,221   1,209    1,034    1,053      969      993      569      36      --
-----------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    55

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2007    2006     2005     2004     2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.40   $1.20    $1.15    $1.05    $0.84    $1.06    $1.13   $1.00      --
Accumulation unit value at end of period     $1.43   $1.40    $1.20    $1.15    $1.05    $0.84    $1.06   $1.13      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,351   2,619    3,000    3,241    3,433    3,711    2,814     765      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
  period                                     $1.02   $0.86    $0.79    $0.73    $0.56    $0.74    $0.89   $1.00      --
Accumulation unit value at end of period     $1.14   $1.02    $0.86    $0.79    $0.73    $0.56    $0.74   $0.89      --
Number of accumulation units outstanding
at end of period (000 omitted)                 748     804      934      868      757      570      561      88      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.73   $0.64    $0.67    $0.62    $0.51    $0.70    $0.87   $1.00      --
Accumulation unit value at end of period     $0.74   $0.73    $0.64    $0.67    $0.62    $0.51    $0.70   $0.87      --
Number of accumulation units outstanding
at end of period (000 omitted)                 455     805      645      687      856      870      908     340      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.71   $0.70    $0.67    $0.66    $0.53    $0.74    $0.95   $1.00      --
Accumulation unit value at end of period     $0.75   $0.71    $0.70    $0.67    $0.66    $0.53    $0.74   $0.95      --
Number of accumulation units outstanding
at end of period (000 omitted)               7,942   8,900   10,433   11,414   11,837   12,545   12,015   5,711      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.10   $1.06    $1.05    $1.06    $1.06    $1.06    $1.04   $1.00      --
Accumulation unit value at end of period     $1.14   $1.10    $1.06    $1.05    $1.06    $1.06    $1.06   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,340   1,994    1,196    1,509    2,790    3,356    4,984   1,717      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.51   $0.42    $0.40    $0.36    $0.25    $0.42    $0.56   $1.00      --
Accumulation unit value at end of period     $0.57   $0.51    $0.42    $0.40    $0.36    $0.25    $0.42   $0.56      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,408   2,832    2,904    3,073    3,239    3,394    4,983   2,024      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.38   $1.35    $1.34    $1.30    $1.21    $1.14    $1.08   $1.00      --
Accumulation unit value at end of period     $1.45   $1.38    $1.35    $1.34    $1.30    $1.21    $1.14   $1.08      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,664   2,453    1,892    2,017    2,160    2,275    1,545     660      --
-----------------------------------------------------------------------------------------------------------------------




 56    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.72   $1.54   $1.48   $1.35   $1.00
Accumulation unit value at end of period                         $1.72   $1.72   $1.54   $1.48   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,102   1,192   1,292   1,057     329
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.54   $1.47   $1.37   $1.30   $1.00
Accumulation unit value at end of period                         $1.69   $1.54   $1.47   $1.37   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                          41      33       7      16       7
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.92   $1.67   $1.55   $1.36   $1.00
Accumulation unit value at end of period                         $2.09   $1.92   $1.67   $1.55   $1.36
Number of accumulation units outstanding at end of period (000
  omitted)                                                         156     110     143     146      59
------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                         $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          10      10      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         187      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.14   $1.08   $1.00      --
Accumulation unit value at end of period                         $1.35   $1.25   $1.14   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         191     218     267     169      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                   $1.43   $1.30   $1.27   $1.19   $1.00
Accumulation unit value at end of period                         $1.45   $1.43   $1.30   $1.27   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                          64      43      42      62      71
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period                         $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of period (000
  omitted)                                                          98     102     118     172     110
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                   $1.74   $1.50   $1.46   $1.33   $1.00
Accumulation unit value at end of period                         $1.80   $1.74   $1.50   $1.46   $1.33
Number of accumulation units outstanding at end of period (000
  omitted)                                                         215     231     202     146     102
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.84   $1.38   $1.20   $1.00      --
Accumulation unit value at end of period                         $1.92   $1.84   $1.38   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,953   2,005   1,806     583      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                   $1.48   $1.51   $1.33   $1.25   $1.00
Accumulation unit value at end of period                         $1.66   $1.48   $1.51   $1.33   $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                         121      94     100     110      28
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.06   $1.06   $1.05   $1.00      --
Accumulation unit value at end of period                         $1.15   $1.06   $1.06   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,545   5,054   3,998   1,333      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.54   $1.25   $1.12   $1.00      --
Accumulation unit value at end of period                         $1.79   $1.54   $1.25   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    57

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.90      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.02   $1.07   $1.06   $1.00      --
Accumulation unit value at end of period                         $1.22   $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,691   2,417   1,259     407      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.13   $1.09   $1.00      --
Accumulation unit value at end of period                         $1.24   $1.32   $1.13   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       1       1      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                         $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         739   1,006      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         542      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                   $1.44   $1.22   $1.17   $1.00      --
Accumulation unit value at end of period                         $1.38   $1.44   $1.22   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         269      --      --      --      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.22   $1.13   $1.00      --
Accumulation unit value at end of period                         $1.30   $1.30   $1.22   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       1       1       1      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                         $1.22   $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         639     858     598     161      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                         $1.28   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         208     208     208     196      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.52   $1.26   $1.14   $1.00      --
Accumulation unit value at end of period                         $1.56   $1.52   $1.26   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2       2       2      --      --
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.98      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         320      --      --      --      --
------------------------------------------------------------------------------------------------------

 58    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period                   $1.36   $1.25   $1.21   $1.16   $1.00
Accumulation unit value at end of period                         $1.43   $1.36   $1.25   $1.21   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                         215     199     204     224      63
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.09   $1.06   $1.05   $1.02   $1.00
Accumulation unit value at end of period                         $1.12   $1.09   $1.06   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,137   3,287   3,085   2,443     940
------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.68   $1.52   $1.41   $1.32   $1.00
Accumulation unit value at end of period                         $1.80   $1.68   $1.52   $1.41   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                         834     913     816     590     214
------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.80   $1.65   $1.57   $1.40   $1.00
Accumulation unit value at end of period                         $1.97   $1.80   $1.65   $1.57   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                         396     446     477     167      90
------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.32   $1.23   $1.23   $1.15   $1.00
Accumulation unit value at end of period                         $1.34   $1.32   $1.23   $1.23   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,138   1,194   1,159     676     254
------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $2.19   $1.81   $1.58   $1.35   $1.00
Accumulation unit value at end of period                         $2.48   $2.19   $1.81   $1.58   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                         841     921     859     545     279
------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.58   $1.52   $1.49   $1.41   $1.00
Accumulation unit value at end of period                         $1.75   $1.58   $1.52   $1.49   $1.41
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,178   1,308   1,211     652     253
------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $2.03   $1.70   $1.56   $1.31   $1.00
Accumulation unit value at end of period                         $1.85   $2.03   $1.70   $1.56   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                         739     783     755     725     314
------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                   $1.24   $1.19   $1.21   $1.14   $1.00
Accumulation unit value at end of period                         $1.26   $1.24   $1.19   $1.21   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,578   2,594   2,416   1,843     485
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.88   $1.71   $1.48   $1.30   $1.00
Accumulation unit value at end of period                         $2.17   $1.88   $1.71   $1.48   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                       6,378   7,123   5,644   3,317   1,254
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.50   $1.42   $1.37   $1.34   $1.00
Accumulation unit value at end of period                         $1.87   $1.50   $1.42   $1.37   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                         167     175     184     196      51
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                         $1.10   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,760   2,247   1,451     385      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $2.21   $2.00   $1.71   $1.39   $1.00
Accumulation unit value at end of period                         $2.52   $2.21   $2.00   $1.71   $1.39
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,520   1,610   1,394   1,000     424
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $2.23   $1.92   $1.64   $1.46   $1.00
Accumulation unit value at end of period                         $2.58   $2.23   $1.92   $1.64   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                         588     607     684     487      38
------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    59

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $2.43   $2.04   $1.82   $1.40   $1.00
Accumulation unit value at end of period                         $1.90   $2.43   $2.04   $1.82   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                         105      94      89      86      30
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.13   $1.12   $1.00      --
Accumulation unit value at end of period                         $1.35   $1.32   $1.13   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         878     845     827     157      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                         $1.24   $1.29   $1.12   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          28      26      35      25      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $2.08   $1.80   $1.68   $1.37   $1.00
Accumulation unit value at end of period                         $2.01   $2.08   $1.80   $1.68   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                         400     412     437     410     203
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.69   $1.57   $1.52   $1.38   $1.00
Accumulation unit value at end of period                         $1.85   $1.69   $1.57   $1.52   $1.38
Number of accumulation units outstanding at end of period (000
  omitted)                                                         180     180     253     221      94
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $1.78   $1.53   $1.40   $1.26   $1.00
Accumulation unit value at end of period                         $1.82   $1.78   $1.53   $1.40   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,129   4,535   4,526   4,252   2,446
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                   $2.05   $1.71   $1.57   $1.34   $1.00
Accumulation unit value at end of period                         $2.33   $2.05   $1.71   $1.57   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                         565     541     536     454     158
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.11   $1.16   $1.00      --
Accumulation unit value at end of period                         $1.36   $1.24   $1.11   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,119   2,116   1,517     537      --
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.45   $1.21   $1.12   $1.00      --
Accumulation unit value at end of period                         $1.47   $1.45   $1.21   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         429     392     392      96      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.53   $1.33   $1.20   $1.00      --
Accumulation unit value at end of period                         $1.56   $1.53   $1.33   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,936   1,985   1,451     489      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.94      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         651      --      --      --      --
------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                   $1.44   $1.36   $1.32   $1.23   $1.00
Accumulation unit value at end of period                         $1.58   $1.44   $1.36   $1.32   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                          45      44      53      54      32
------------------------------------------------------------------------------------------------------

 60    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                   $1.62   $1.46   $1.41   $1.34   $1.00
Accumulation unit value at end of period                         $1.64   $1.62   $1.46   $1.41   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                          47      48      46      66      24
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                   $1.43   $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period                         $1.47   $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,665   2,825   2,751   2,538   1,583
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                   $2.55   $1.97   $1.72   $1.34   $1.00
Accumulation unit value at end of period                         $3.21   $2.55   $1.97   $1.72   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                          75      67      64      67      45
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.53   $1.43   $1.39   $1.32   $1.00
Accumulation unit value at end of period                         $1.71   $1.53   $1.43   $1.39   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,868   2,152   1,946   1,156     312
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $2.24   $1.93   $1.72   $1.46   $1.00
Accumulation unit value at end of period                         $2.35   $2.24   $1.93   $1.72   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                         283     289     233     155      65
------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.30   $1.21   $1.20   $1.12   $1.00
Accumulation unit value at end of period                         $1.28   $1.30   $1.21   $1.20   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                         226     243     224     254     212
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $2.08   $1.84   $1.70   $1.44   $1.00
Accumulation unit value at end of period                         $2.03   $2.08   $1.84   $1.70   $1.44
Number of accumulation units outstanding at end of period (000
  omitted)                                                         337     362     338     304     146
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.23   $1.16   $1.15   $1.07   $1.00
Accumulation unit value at end of period                         $1.33   $1.23   $1.16   $1.15   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,867   4,678   3,864   2,443   1,246
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         697      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.68   $1.47   $1.42   $1.29   $1.00
Accumulation unit value at end of period                         $1.56   $1.68   $1.47   $1.42   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                          77      73      71      47      45
------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.43   $1.41   $1.26   $1.19   $1.00
Accumulation unit value at end of period                         $1.40   $1.43   $1.41   $1.26   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                          58      80      82      92      40
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $2.16   $1.72   $1.55   $1.35   $1.00
Accumulation unit value at end of period                         $2.31   $2.16   $1.72   $1.55   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                         301     317     318     349     216
------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.54   $1.40   $1.35   $1.27   $1.00
Accumulation unit value at end of period                         $1.52   $1.54   $1.40   $1.35   $1.27
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.45   $1.25   $1.19   $1.00      --
Accumulation unit value at end of period                         $1.25   $1.45   $1.25   $1.19      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          40     193      25      30      --
------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    61

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.79   $1.72   $1.56   $1.33   $1.00
Accumulation unit value at end of period                         $1.84   $1.79   $1.72   $1.56   $1.33
Number of accumulation units outstanding at end of period (000
  omitted)                                                          26      24      25      26      12
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                         $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,172   1,143     724     589     292
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period                   $1.10   $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $1.15   $1.10   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,050   2,210   1,007   1,010     415
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period                   $2.24   $1.90   $1.69   $1.45   $1.00
Accumulation unit value at end of period                         $2.39   $2.24   $1.90   $1.69   $1.45
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,854   3,198   2,316     703     257
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                   $2.05   $1.55   $1.17   $1.00      --
Accumulation unit value at end of period                         $2.79   $2.05   $1.55   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         872   1,190   1,074     337      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.99      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         380      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         927     787      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                   $1.54   $1.40   $1.31   $1.22   $1.00
Accumulation unit value at end of period                         $1.56   $1.54   $1.40   $1.31   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                         194       8      12      18      14
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.22   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                         $1.23   $1.22   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         517     614     389      48      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                   $1.19   $1.12   $1.10   $1.00      --
Accumulation unit value at end of period                         $1.21   $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         487     349      --      --      --
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                   $1.58   $1.29   $1.14   $1.00      --
Accumulation unit value at end of period                         $1.75   $1.58   $1.29   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --     335     337      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                         $1.28   $1.26   $1.11   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,416   2,598   2,450   1,481      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.34   $1.14   $1.10   $1.00      --
Accumulation unit value at end of period                         $1.31   $1.34   $1.14   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5       9      10      10      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                   $1.46   $1.48   $1.36   $1.26   $1.00
Accumulation unit value at end of period                         $1.64   $1.46   $1.48   $1.36   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                         130     143     159     101       2
------------------------------------------------------------------------------------------------------

 62    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.00      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period                   $1.65   $1.45   $1.41   $1.30   $1.00
Accumulation unit value at end of period                         $1.71   $1.65   $1.45   $1.41   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,425   1,450   1,433   1,256     400
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                   $1.25   $1.09   $1.10   $1.00      --
Accumulation unit value at end of period                         $1.31   $1.25   $1.09   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                   $1.02   $1.00   $1.00   $1.00   $1.00
Accumulation unit value at end of period                         $1.06   $1.02   $1.00   $1.00   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,131   2,162   1,878   1,672   1,013
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                   $2.06   $1.74   $1.66   $1.40   $1.00
Accumulation unit value at end of period                         $1.93   $2.06   $1.74   $1.66   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,490   1,454   1,359     543      82
------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                   $1.79   $1.56   $1.45   $1.28   $1.00
Accumulation unit value at end of period                         $1.78   $1.79   $1.56   $1.45   $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                         140     117      73      65      45
------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period                   $1.36   $1.24   $1.27   $1.20   $1.00
Accumulation unit value at end of period                         $1.54   $1.36   $1.24   $1.27   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                         637     730     576     223     127
------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                   $1.78   $1.47   $1.44   $1.26   $1.00
Accumulation unit value at end of period                         $1.82   $1.78   $1.47   $1.44   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                          70      80      83      90      40
------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                   $1.87   $1.71   $1.51   $1.31   $1.00
Accumulation unit value at end of period                         $1.94   $1.87   $1.71   $1.51   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                          16      16      16      16      31
------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                   $2.18   $1.90   $1.72   $1.40   $1.00
Accumulation unit value at end of period                         $2.21   $2.18   $1.90   $1.72   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                         360     322     280     130      41
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.79   $1.56   $1.52   $1.31   $1.00
Accumulation unit value at end of period                         $1.72   $1.79   $1.56   $1.52   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                       5,184   5,513   4,481   1,710      80
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $1.81   $1.58   $1.46   $1.29   $1.00
Accumulation unit value at end of period                         $1.83   $1.81   $1.58   $1.46   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                         136     155     149     135     129
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.85      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         119      --      --      --      --
------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    63

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                               2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period                   $3.02   $2.22   $1.92   $1.42   $1.00
Accumulation unit value at end of period                         $2.47   $3.02   $2.22   $1.92   $1.42
Number of accumulation units outstanding at end of period (000
  omitted)                                                          90      98     107      94      44
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $2.16   $1.59   $1.38   $1.00      --
Accumulation unit value at end of period                         $1.76   $2.16   $1.59   $1.38      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         169     118     146      89      --
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                   $1.96   $1.45   $1.21   $1.00      --
Accumulation unit value at end of period                         $2.25   $1.96   $1.45   $1.21      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         849   1,051     805     292      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.27   $1.16   $1.00      --
Accumulation unit value at end of period                         $1.41   $1.35   $1.27   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,296   1,268   1,002     293      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                         $1.32   $1.24   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.33   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                         $1.30   $1.33   $1.10   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          13      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                         $1.34   $1.32   $1.13   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          86      98     111      55      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.43   $1.20   $1.11   $1.00      --
Accumulation unit value at end of period                         $1.59   $1.43   $1.20   $1.11      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.17   $1.03   $1.06   $1.00      --
Accumulation unit value at end of period                         $1.18   $1.17   $1.03   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.09   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                         $1.15   $1.09   $1.08   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         374     419     344      52      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                         $1.08   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          20       8      19      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                         $1.52   $1.35   $1.11   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                         $1.12   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         439     399     303      38      --
------------------------------------------------------------------------------------------------------





 64    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (05/21/2002)
Accumulation unit value at beginning of period    $1.26    $1.13    $1.09    $1.00    $0.76    $1.00      --      --
Accumulation unit value at end of period          $1.26    $1.26    $1.13    $1.09    $1.00    $0.76      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,472    4,987    5,288    4,663    2,514      517      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of period    $0.77    $0.73    $0.68    $0.65    $0.51    $0.68   $0.90   $1.00
Accumulation unit value at end of period          $0.85    $0.77    $0.73    $0.68    $0.65    $0.51   $0.68   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,778    3,370    3,178    3,769    4,485    4,583   2,944     311
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.45    $1.38    $1.29    $1.23    $0.97    $1.00      --      --
Accumulation unit value at end of period          $1.59    $1.45    $1.38    $1.29    $1.23    $0.97      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       593      309       48       52       57       19      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.40    $1.22    $1.14    $1.00    $0.75    $1.00      --      --
Accumulation unit value at end of period          $1.53    $1.40    $1.22    $1.14    $1.00    $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       331      353      316      328      189       18      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.08    $1.00       --       --       --       --      --      --
Accumulation unit value at end of period          $1.15    $1.08       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,652    3,076       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.08    $1.00       --       --       --       --      --      --
Accumulation unit value at end of period          $1.15    $1.08       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        54       54       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.03       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.04       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,434       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.25    $1.14    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.35    $1.25    $1.14    $1.08       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       364      507      573      415       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (05/21/2002)
Accumulation unit value at beginning of period    $1.28    $1.16    $1.14    $1.06    $0.91    $1.00      --      --
Accumulation unit value at end of period          $1.30    $1.28    $1.16    $1.14    $1.06    $0.91      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       461      361      335      311      222       71      --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period    $0.47    $0.44    $0.43    $0.41    $0.29    $0.51   $0.69   $1.00
Accumulation unit value at end of period          $0.56    $0.47    $0.44    $0.43    $0.41    $0.29   $0.51   $0.69
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,661    2,693    2,798    2,773    2,911    2,423   2,237     456
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period    $1.25    $1.09    $1.05    $0.96    $0.74    $0.96   $0.97   $1.00
Accumulation unit value at end of period          $1.30    $1.25    $1.09    $1.05    $0.96    $0.74   $0.96   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                     9,292   10,437   11,167   11,742   11,403   10,906   4,722     292
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period    $1.84    $1.38    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.91    $1.84    $1.38    $1.20       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,424    3,786    3,191    1,509       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period    $0.64    $0.65    $0.58    $0.54    $0.44    $0.65   $0.80   $1.00
Accumulation unit value at end of period          $0.72    $0.64    $0.65    $0.58    $0.54    $0.44   $0.65   $0.80
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,262    6,164    6,450    6,937    7,475    7,706   5,808     700
--------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    65

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.06    $1.06    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.14    $1.06    $1.06    $1.05       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     7,641    8,897    7,886    3,481       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.54    $1.25    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.79    $1.54    $1.25    $1.12       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $0.90       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         1       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.02    $1.07    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.22    $1.02    $1.07    $1.06       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,709    4,931    2,430    1,074       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.32    $1.13    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.23    $1.32    $1.13    $1.09       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         7        7        7        7       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period    $1.07    $1.00       --       --       --       --      --      --
Accumulation unit value at end of period          $1.07    $1.07       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,533    2,412       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.12       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,447       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.14       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period    $1.43    $1.22    $1.17    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.38    $1.43    $1.22    $1.17       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,053       12       23       34       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.10       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.29    $1.22    $1.13    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.29    $1.29    $1.22    $1.13       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        16       16       15        7       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.08    $1.05    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.22    $1.08    $1.05    $1.03       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,074    1,698    1,140      500       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.21    $1.06    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.28    $1.21    $1.06    $1.03       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        14       14       14       14       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.09       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------

 66    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.52    $1.26    $1.14    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.56    $1.52    $1.26    $1.14       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        17       17       19       19       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $0.98       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,828       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period    $1.33    $1.23    $1.19    $1.14    $1.00    $1.00      --      --
Accumulation unit value at end of period          $1.40    $1.33    $1.23    $1.19    $1.14    $1.00      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       221      167      219      154      126       26      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.12    $1.09    $1.09    $1.06    $1.04    $1.00      --      --
Accumulation unit value at end of period          $1.16    $1.12    $1.09    $1.09    $1.06    $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     6,179    6,773    6,711    4,784    2,717      756      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period    $1.25    $1.12    $1.04    $0.97    $0.75    $0.90   $1.04   $1.00
Accumulation unit value at end of period          $1.33    $1.25    $1.12    $1.04    $0.97    $0.75   $0.90   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                       652      617      634      311      321      395     178       6
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period    $1.57    $1.42    $1.32    $1.23    $0.96    $1.00      --      --
Accumulation unit value at end of period          $1.67    $1.57    $1.42    $1.32    $1.23    $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,783    2,973    2,763    1,618    1,035        2      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.73    $1.58    $1.51    $1.35    $0.99    $1.00      --      --
Accumulation unit value at end of period          $1.89    $1.73    $1.58    $1.51    $1.35    $0.99      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,054    1,201    1,244      476      360       47      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.38    $1.29    $1.29    $1.21    $1.04    $1.00      --      --
Accumulation unit value at end of period          $1.40    $1.38    $1.29    $1.29    $1.21    $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,725    2,978    2,966    2,036    1,259      336      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of period    $1.71    $1.41    $1.23    $1.05    $1.00       --      --      --
Accumulation unit value at end of period          $1.94    $1.71    $1.41    $1.23    $1.05       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       923    1,024      895      742      542       --      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.95    $1.61    $1.41    $1.20    $0.93    $1.00      --      --
Accumulation unit value at end of period          $2.21    $1.95    $1.61    $1.41    $1.20    $0.93      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,661    2,908    2,702    2,238    1,662      145      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period    $0.79    $0.76    $0.74    $0.70    $0.51    $0.69   $0.82   $1.00
Accumulation unit value at end of period          $0.87    $0.79    $0.76    $0.74    $0.70    $0.51   $0.69   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,971    2,418    2,770    3,115    3,258    3,609   3,028     703
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.49    $1.43    $1.40    $1.33    $0.96    $1.00      --      --
Accumulation unit value at end of period          $1.64    $1.49    $1.43    $1.40    $1.33    $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,276    3,555    3,207    2,378    1,218      276      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period    $2.34    $1.95    $1.78    $1.50    $1.18    $1.36   $1.17   $1.00
Accumulation unit value at end of period          $2.13    $2.34    $1.95    $1.78    $1.50    $1.18   $1.36   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,148    2,455    2,441    2,441    2,255    2,265   1,562       7
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.88    $1.57    $1.44    $1.22    $0.95    $1.00      --      --
Accumulation unit value at end of period          $1.71    $1.88    $1.57    $1.44    $1.22    $0.95      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,725    1,835    2,015    1,945    1,491      396      --      --
--------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    67

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period    $1.56    $1.50    $1.53    $1.43    $1.24    $1.09   $1.04   $1.00
Accumulation unit value at end of period          $1.60    $1.56    $1.50    $1.53    $1.43    $1.24   $1.09   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,002    2,138    1,921    1,633    1,799    1,607     732      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.35    $1.30    $1.33    $1.24    $1.08    $1.00      --      --
Accumulation unit value at end of period          $1.38    $1.35    $1.30    $1.33    $1.24    $1.08      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,033    4,177    3,857    2,395    1,435      325      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.37    $1.25    $1.08    $0.95    $0.75    $0.84   $0.97   $1.00
Accumulation unit value at end of period          $1.59    $1.37    $1.25    $1.08    $0.95    $0.75   $0.84   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,666    6,532    6,482    6,694    6,068    5,134   1,866     191
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.57    $1.43    $1.24    $1.09    $0.86    $1.00      --      --
Accumulation unit value at end of period          $1.81    $1.57    $1.43    $1.24    $1.09    $0.86      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    15,874   16,891   12,402    8,496    4,477      395      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.09    $1.03    $0.99    $0.98    $0.75    $1.00      --      --
Accumulation unit value at end of period          $1.36    $1.09    $1.03    $0.99    $0.98    $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       649      652      621      634      465      108      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.10    $1.00    $0.99    $0.92    $0.73    $0.72   $0.82   $1.00
Accumulation unit value at end of period          $1.11    $1.10    $1.00    $0.99    $0.92    $0.73   $0.72   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,665    1,766    1,620    1,946    2,482    1,948   1,031      50
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.07    $1.04    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.10    $1.07    $1.04    $1.03       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     7,240    4,639    3,064    1,283       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $2.23    $2.00    $1.72    $1.40    $1.02    $1.15   $1.21   $1.00
Accumulation unit value at end of period          $2.54    $2.23    $2.00    $1.72    $1.40    $1.02   $1.15   $1.21
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,687    4,268    4,708    4,904    5,042    4,911   2,607     222
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.83    $1.65    $1.42    $1.16    $0.85    $1.00      --      --
Accumulation unit value at end of period          $2.09    $1.83    $1.65    $1.42    $1.16    $0.85      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,207    4,907    4,237    3,712    3,204      503      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.61    $1.39    $1.19    $1.06    $0.75    $1.00      --      --
Accumulation unit value at end of period          $1.86    $1.61    $1.39    $1.19    $1.06    $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,605    1,819    2,008    1,575       74        4      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $2.16    $1.82    $1.62    $1.25    $0.93    $1.00      --      --
Accumulation unit value at end of period          $1.69    $2.16    $1.82    $1.62    $1.25    $0.93      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       453      304      365      332      181        8      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.31    $1.13    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.35    $1.31    $1.13    $1.12       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       567      670      614      525       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.29    $1.12    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.24    $1.29    $1.12    $1.09       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        36       29       29       28       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period    $1.57    $1.36    $1.27    $1.04    $0.80    $1.00      --      --
Accumulation unit value at end of period          $1.51    $1.57    $1.36    $1.27    $1.04    $0.80      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       941      948      957      791      575       61      --      --
--------------------------------------------------------------------------------------------------------------------


 68    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $0.87    $0.81    $0.79    $0.71    $0.53    $0.75   $0.90   $1.00
Accumulation unit value at end of period          $0.96    $0.87    $0.81    $0.79    $0.71    $0.53   $0.75   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,873    5,246    5,706    5,930    5,842    4,909   4,683     349
--------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $1.75    $1.50    $1.38    $1.24    $1.00    $1.15   $1.09   $1.00
Accumulation unit value at end of period          $1.79    $1.75    $1.50    $1.38    $1.24    $1.00   $1.15   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                    13,267   14,984   15,468   16,072   14,168    6,327   1,374      15
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $2.30    $1.82    $1.45    $1.18    $0.78    $0.79   $0.87   $1.00
Accumulation unit value at end of period          $2.92    $2.30    $1.82    $1.45    $1.18    $0.78   $0.79   $0.87
Number of accumulation units outstanding at
  end of period (000 omitted)                       392      441      416      254      265      239     116       7
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period    $1.34    $1.12    $1.03    $0.88    $0.68    $0.84   $1.02   $1.00
Accumulation unit value at end of period          $1.53    $1.34    $1.12    $1.03    $0.88    $0.68   $0.84   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,623    5,604    5,454    4,969    3,675    2,373   1,576      53
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.24    $1.11    $1.16    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.35    $1.24    $1.11    $1.16       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     6,129    4,607    3,008    1,342       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.45    $1.21    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.46    $1.45    $1.21    $1.12       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       152      206      211      201       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.53    $1.33    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.56    $1.53    $1.33    $1.20       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,344    3,984    2,646    1,276       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $0.94       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.06       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,082       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.03       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $0.71    $0.67    $0.65    $0.60    $0.50    $0.70   $0.95   $1.00
Accumulation unit value at end of period          $0.78    $0.71    $0.67    $0.65    $0.60    $0.50   $0.70   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,985    2,171    2,407    2,642    2,708    2,832   1,928     187
--------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.01    $0.91    $0.87    $0.83    $0.63    $0.94   $1.01   $1.00
Accumulation unit value at end of period          $1.02    $1.01    $0.91    $0.87    $0.83    $0.63   $0.94   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,196    1,305    1,343    1,365    1,295      832     454      76
--------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period    $1.43    $1.30    $1.29    $1.17    $1.03    $1.10   $1.11   $1.00
Accumulation unit value at end of period          $1.47    $1.43    $1.30    $1.29    $1.17    $1.03   $1.10   $1.11
Number of accumulation units outstanding at
  end of period (000 omitted)                    16,024   16,584   18,578   18,107   16,041    8,646   3,493     141
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of period    $2.22    $1.72    $1.50    $1.17    $0.87    $1.00      --      --
Accumulation unit value at end of period          $2.80    $2.22    $1.72    $1.50    $1.17    $0.87      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       146      164      216      242      149        5      --      --
--------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    69

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.17    $1.10    $1.06    $1.01    $0.78    $1.00      --      --
Accumulation unit value at end of period          $1.31    $1.17    $1.10    $1.06    $1.01    $0.78      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,333    5,328    4,631    2,949    1,137      163      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.65    $1.42    $1.27    $1.08    $0.77    $1.00      --      --
Accumulation unit value at end of period          $1.73    $1.65    $1.42    $1.27    $1.08    $0.77      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,028    1,089    1,030      732      620       56      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.36    $1.26    $1.26    $1.17    $0.96    $1.00      --      --
Accumulation unit value at end of period          $1.34    $1.36    $1.26    $1.26    $1.17    $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       686      636      706      843      617       76      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.62    $1.44    $1.33    $1.13    $0.79    $1.00      --      --
Accumulation unit value at end of period          $1.58    $1.62    $1.44    $1.33    $1.13    $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       962      995    1,005    1,058      824       87      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.37    $1.29    $1.28    $1.19    $1.03    $1.00      --      --
Accumulation unit value at end of period          $1.48    $1.37    $1.29    $1.28    $1.19    $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     9,662    7,421    5,961    4,666    2,419      148      --      --
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.03       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,227       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period    $1.29    $1.13    $1.08    $0.99    $0.79    $0.98   $1.07   $1.00
Accumulation unit value at end of period          $1.19    $1.29    $1.13    $1.08    $0.99    $0.79   $0.98   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,194    1,394    1,667    1,729    1,701    1,879   1,109      17
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.36    $1.34    $1.20    $1.14    $0.97    $1.00      --      --
Accumulation unit value at end of period          $1.34    $1.36    $1.34    $1.20    $1.14    $0.97      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       129      129      131      133      147        7      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.61    $1.28    $1.15    $1.01    $0.79    $1.00      --      --
Accumulation unit value at end of period          $1.72    $1.61    $1.28    $1.15    $1.01    $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,798    1,863    2,006    2,012    1,723      544      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period    $0.97    $0.78    $0.67    $0.60    $0.45    $0.53   $0.76   $1.00
Accumulation unit value at end of period          $1.08    $0.97    $0.78    $0.67    $0.60    $0.45   $0.53   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,126    1,094    1,129    1,200    1,252    1,444   1,359     155
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period    $1.20    $1.10    $1.06    $1.00    $0.81    $1.00      --      --
Accumulation unit value at end of period          $1.19    $1.20    $1.10    $1.06    $1.00    $0.81      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        63      154      154      164      173        7      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.45    $1.25    $1.19    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.25    $1.45    $1.25    $1.19       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        38      593       10        5       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period    $0.73    $0.70    $0.63    $0.54    $0.41    $0.60   $0.92   $1.00
Accumulation unit value at end of period          $0.75    $0.73    $0.70    $0.63    $0.54    $0.41   $0.60   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,636    1,914    2,053    2,468    3,036    3,391   7,086     487
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.10    $0.98    $0.95    $0.88    $0.74    $0.86   $0.98   $1.00
Accumulation unit value at end of period          $1.10    $1.10    $0.98    $0.95    $0.88    $0.74   $0.86   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                       542      510      363      418      407      300     200       3
--------------------------------------------------------------------------------------------------------------------

 70    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.08    $1.05    $1.03    $1.04    $1.05    $1.05   $1.03   $1.00
Accumulation unit value at end of period          $1.12    $1.08    $1.05    $1.03    $1.04    $1.05   $1.05   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,642    2,008    2,189    2,285    2,810    3,130   3,857     618
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/21/2002)
Accumulation unit value at beginning of period    $1.15    $1.11    $1.10    $1.07    $1.04    $1.00      --      --
Accumulation unit value at end of period          $1.19    $1.15    $1.11    $1.10    $1.07    $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    11,071    6,085    2,772    3,020    1,965      309      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/21/2002)
Accumulation unit value at beginning of period    $1.68    $1.42    $1.27    $1.09    $0.78    $1.00      --      --
Accumulation unit value at end of period          $1.79    $1.68    $1.42    $1.27    $1.09    $0.78      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     7,901    6,948    4,025    1,215    1,143      309      --      --
--------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period    $2.04    $1.55    $1.17    $1.00       --       --      --      --
Accumulation unit value at end of period          $2.78    $2.04    $1.55    $1.17       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,980    2,202    1,977    1,018       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $0.99       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,876       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period    $1.03    $1.00       --       --       --       --      --      --
Accumulation unit value at end of period          $1.09    $1.03       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,932    2,956       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
Accumulation unit value at beginning of period    $1.22    $1.11    $1.04    $0.97    $0.81    $1.00      --      --
Accumulation unit value at end of period          $1.24    $1.22    $1.11    $1.04    $0.97    $0.81      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,032       20       21       24       64       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.22    $1.11    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.22    $1.22    $1.11    $1.09       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       994    1,113      518      102       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period    $1.19    $1.12    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.21    $1.19    $1.12    $1.10       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,559      956       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period    $1.57    $1.28    $1.14    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.75    $1.57    $1.28    $1.14       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.26    $1.10    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.28    $1.26    $1.10    $1.05       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,808    6,860    5,948    4,432       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.34    $1.14    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.31    $1.34    $1.14    $1.10       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        13       13       15        4       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of period    $1.42    $1.44    $1.32    $1.23    $1.02    $1.00      --      --
Accumulation unit value at end of period          $1.59    $1.42    $1.44    $1.32    $1.23    $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       314      382      409      323       20       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.00       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    71

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of period    $0.98    $0.86    $0.84    $0.77    $0.61    $0.80   $0.92   $1.00
Accumulation unit value at end of period          $1.02    $0.98    $0.86    $0.84    $0.77    $0.61   $0.80   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,619    5,376    5,706    5,760    6,015    4,960   1,756     110
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period    $1.25    $1.09    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.30    $1.25    $1.09    $1.10       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.19    $1.16    $1.16    $1.16    $1.16    $1.11   $1.06   $1.00
Accumulation unit value at end of period          $1.24    $1.19    $1.16    $1.16    $1.16    $1.16   $1.11   $1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,033    4,040    5,626    6,160    7,749    5,451   1,321      34
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (05/30/2000)
Accumulation unit value at beginning of period    $1.52    $1.38    $1.34    $1.14    $0.78    $0.96   $1.04   $1.00
Accumulation unit value at end of period          $1.44    $1.52    $1.38    $1.34    $1.14    $0.78   $0.96   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                       163      228      270      221      214      161      57      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/21/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period    $1.57    $1.32    $1.27    $1.07    $0.79    $1.00      --      --
Accumulation unit value at end of period          $1.47    $1.57    $1.32    $1.27    $1.07    $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,994    3,796    3,634    1,986      384       45      --      --
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period    $1.78    $1.55    $1.45    $1.28    $1.00       --      --      --
Accumulation unit value at end of period          $1.77    $1.78    $1.55    $1.45    $1.28       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       227      193       20       21        2       --      --      --
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period    $1.35    $1.24    $1.27    $1.20    $1.00       --      --      --
Accumulation unit value at end of period          $1.54    $1.35    $1.24    $1.27    $1.20       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       770      841      948      461      190       --      --      --
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period    $1.77    $1.47    $1.43    $1.26    $1.00       --      --      --
Accumulation unit value at end of period          $1.81    $1.77    $1.47    $1.43    $1.26       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        90       90       92       95       78       --      --      --
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period    $1.86    $1.70    $1.51    $1.31    $1.00       --      --      --
Accumulation unit value at end of period          $1.93    $1.86    $1.70    $1.51    $1.31       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        20       21       21       22        7       --      --      --
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period    $2.17    $1.90    $1.72    $1.40    $1.00       --      --      --
Accumulation unit value at end of period          $2.20    $2.17    $1.90    $1.72    $1.40       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       529      449      465      277       26       --      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.72    $1.51    $1.47    $1.26    $0.98    $1.00      --      --
Accumulation unit value at end of period          $1.66    $1.72    $1.51    $1.47    $1.26    $0.98      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    10,527   11,133    8,835    4,515      914      169      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.69    $1.48    $1.36    $1.21    $0.96    $1.00      --      --
Accumulation unit value at end of period          $1.71    $1.69    $1.48    $1.36    $1.21    $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       526      527      452      499      282       74      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $0.85       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       817       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------


 72    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                2007     2006     2005     2004     2003     2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period          $1.12       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period    $2.76    $2.02    $1.75    $1.30    $0.96    $1.00      --      --
Accumulation unit value at end of period          $2.26    $2.76    $2.02    $1.75    $1.30    $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        99      126      118      141       91        1      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period    $2.16    $1.59    $1.38    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.76    $2.16    $1.59    $1.38       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       300      187      224      147       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period    $1.96    $1.44    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period          $2.24    $1.96    $1.44    $1.20       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,898    2,027    1,561      853       --       --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
--------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period    $1.35    $1.27    $1.16    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.40    $1.35    $1.27    $1.16       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,936    2,393    1,911      915       --       --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.24    $1.12    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.32    $1.24    $1.12    $1.08       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         1       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.33    $1.10    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.29    $1.33    $1.10    $1.08       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       234       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.32    $1.13    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.33    $1.32    $1.13    $1.08       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        69       68       71       47       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.43    $1.20    $1.11    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.59    $1.43    $1.20    $1.11       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.17    $1.03    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.18    $1.17    $1.03    $1.06       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.09    $1.07    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.15    $1.09    $1.07    $1.03       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       477      482      330       43       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.04    $1.01    $1.00    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.08    $1.04    $1.01    $1.00       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        24       11        5       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.35    $1.11    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.51    $1.35    $1.11    $1.06       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period    $1.07    $1.04    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period          $1.12    $1.07    $1.04    $1.03       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,881      913      249       65       --       --      --      --
--------------------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    73

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.58    $1.42    $1.37    $1.25   $0.95   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.58    $1.58    $1.42    $1.37   $1.25   $0.95      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   677      773      870      898     614      11      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
Accumulation unit value at beginning
  of period                              $1.07    $1.02    $0.95    $0.91   $0.71   $0.95   $1.26    $1.43   $1.00      --
Accumulation unit value at end of
  period                                 $1.18    $1.07    $1.02    $0.95   $0.91   $0.71   $0.95    $1.26   $1.43      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,646    1,879    2,133    2,822   2,936   3,287   4,269    3,037      57      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.18    $1.13    $1.06    $1.01   $0.79   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.30    $1.18    $1.13    $1.06   $1.01   $0.79      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   874    1,950      234      212      71      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.80    $1.57    $1.45    $1.28   $0.96   $1.23   $1.36    $1.26   $1.00      --
Accumulation unit value at end of
  period                                 $1.97    $1.80    $1.57    $1.45   $1.28   $0.96   $1.23    $1.36   $1.26      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   240      334      404      610     634     620     592      480       1      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.76    $1.54    $1.43    $1.25   $0.94   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.92    $1.76    $1.54    $1.43   $1.25   $0.94      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    98      101      108      109      86      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                              $1.45    $1.26    $1.21    $1.13   $0.92   $1.10   $1.45    $1.72   $1.30   $1.03
Accumulation unit value at end of
  period                                 $1.54    $1.45    $1.26    $1.21   $1.13   $0.92   $1.10    $1.45   $1.72   $1.30
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,535    7,315    3,274    4,188   4,903   5,619   6,927    7,597   5,343   2,495
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning
  of period                              $1.08    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.15    $1.08       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    39        6       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.03       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                              $1.85    $1.46    $1.26    $1.03   $0.81   $0.97   $1.29    $1.77   $1.16   $1.02
Accumulation unit value at end of
  period                                 $2.09    $1.85    $1.46    $1.26   $1.03   $0.81   $0.97    $1.29   $1.77   $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,067    1,395    1,766    2,223   2,748   2,968   3,616    3,510   3,074     866
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.04       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,234       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.04    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.12    $1.04       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------

 74    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning
  of period                              $1.39    $1.27    $1.24    $1.15   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.41    $1.39    $1.27    $1.24   $1.15      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   100       58       64       53       8      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning
  of period                              $0.73    $0.68    $0.67    $0.65   $0.46   $0.79   $1.08    $1.40   $1.00      --
Accumulation unit value at end of
  period                                 $0.86    $0.73    $0.68    $0.67   $0.65   $0.46   $0.79    $1.08   $1.40      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   717      914    1,202    1,283   1,451   1,387   1,958    2,278     105      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.62    $1.41    $1.36    $1.24   $0.95   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.68    $1.62    $1.41    $1.36   $1.24   $0.95      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   387      427      407      363     215       2      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning
  of period                              $1.83    $1.38    $1.20    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.91    $1.83    $1.38    $1.20      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,754    3,031    2,056      303      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning
  of period                              $0.77    $0.79    $0.70    $0.65   $0.54   $0.79   $0.96    $1.17   $1.00      --
Accumulation unit value at end of
  period                                 $0.87    $0.77    $0.79    $0.70   $0.65   $0.54   $0.79    $0.96   $1.17      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,619    1,808    2,130    2,021   2,140   2,312   2,574    3,368      56      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning
  of period                              $1.31    $1.29    $1.28    $1.25   $1.23   $1.16   $1.09    $1.00   $1.00      --
Accumulation unit value at end of
  period                                 $1.35    $1.31    $1.29    $1.28   $1.25   $1.23   $1.16    $1.09   $1.00      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   888    1,058    1,149    1,347   1,392   1,554   1,282      743       7      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/05/1998)
Accumulation unit value at beginning
  of period                              $1.56    $1.35    $1.31    $1.18   $0.92   $1.16   $1.28    $1.46   $1.25   $1.00
Accumulation unit value at end of
  period                                 $1.54    $1.56    $1.35    $1.31   $1.18   $0.92   $1.16    $1.28   $1.46   $1.25
Number of accumulation units
outstanding at end of period (000
omitted)                                   747      962    1,390    1,530   1,720   1,915   2,134    2,294   1,834     137
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning
  of period                              $1.06    $1.06    $1.05    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.14    $1.06    $1.06    $1.05      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,349    3,584    3,417      474      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.08    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.26    $1.08       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $0.90       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning
  of period                              $0.96    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.15    $0.96       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --    1,477       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    75

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/05/1998)
Accumulation unit value at beginning
  of period                              $2.13    $1.82    $1.76    $1.56   $1.23   $1.42   $1.28    $1.10   $1.12   $1.00
Accumulation unit value at end of
  period                                 $1.99    $2.13    $1.82    $1.76   $1.56   $1.23   $1.42    $1.28   $1.10   $1.12
Number of accumulation units
outstanding at end of period (000
omitted)                                   588      816    1,092    1,163   1,280   1,440   1,719    1,929   1,252     157
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning
  of period                              $1.32    $1.13    $1.09    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.23    $1.32    $1.13    $1.09      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    12       13       13        5      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.07    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.07    $1.07       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     4      551       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.12       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,188       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.14       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.03    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $0.99    $1.03       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,395       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.10       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     7       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.23    $1.22    $1.16    $1.04   $0.73   $1.05   $1.28    $1.31   $1.00      --
Accumulation unit value at end of
  period                                 $1.35    $1.23    $1.22    $1.16   $1.04   $0.73   $1.05    $1.28   $1.31      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    35       48       46       54      97      73     125      795       6      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning
  of period                              $0.98    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $0.98    $0.98       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
  of period                              $1.08    $1.05    $1.03    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.22    $1.08    $1.05    $1.03      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   517    1,235      542       80      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (08/26/1999)
Accumulation unit value at beginning
  of period                              $0.83    $0.77    $0.75    $0.72   $0.58   $0.82   $1.08    $1.23   $1.00      --
Accumulation unit value at end of
  period                                 $0.88    $0.83    $0.77    $0.75   $0.72   $0.58   $0.82    $1.08   $1.23      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   372      374      419      461     433     431     434      423     123      --
--------------------------------------------------------------------------------------------------------------------------

 76    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
  of period                              $1.21    $1.06    $1.03    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.27    $1.21    $1.06    $1.03      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    58       58       58       33      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.09       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.06    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.09    $1.06       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $0.98       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,619       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.33    $1.23    $1.19    $1.14   $1.00   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.40    $1.33    $1.23    $1.19   $1.14   $1.00      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   114      115      114      103      76      --      --       --      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.12    $1.09    $1.08    $1.06   $1.04   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.16    $1.12    $1.09    $1.08   $1.06   $1.04      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,185    2,483    2,472    2,284   1,363     106      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.57    $1.41    $1.32    $1.23   $0.96   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.67    $1.57    $1.41    $1.32   $1.23   $0.96      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   770      872    1,000      624     458      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.73    $1.58    $1.51    $1.35   $0.99   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.89    $1.73    $1.58    $1.51   $1.35   $0.99      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   230      250      267      205     138       4      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.38    $1.29    $1.29    $1.21   $1.04   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.39    $1.38    $1.29    $1.29   $1.21   $1.04      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   665      708      763      952     751     103      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.95    $1.61    $1.41    $1.20   $0.93   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $2.20    $1.95    $1.61    $1.41   $1.20   $0.93      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   679      717      623      663     493      12      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.49    $1.43    $1.40    $1.33   $0.96   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.64    $1.49    $1.43    $1.40   $1.33   $0.96      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   464      531      573      580     441      13      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    77

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.87    $1.57    $1.44    $1.21   $0.95   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.70    $1.87    $1.57    $1.44   $1.21   $0.95      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,130    1,328    1,360    1,273     460       7      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning
  of period                              $1.35    $1.29    $1.33    $1.24   $1.08   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.38    $1.35    $1.29    $1.33   $1.24   $1.08      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,996    2,405    2,518    2,479     927       4      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.25    $1.14    $1.10    $1.06   $0.91   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.34    $1.25    $1.14    $1.10   $1.06   $0.91      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   178       81       56       46      13      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.76    $1.60    $1.39    $1.23   $0.97   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $2.03    $1.76    $1.60    $1.39   $1.23   $0.97      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,083   10,127    5,827    3,099   1,289       8      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning
  of period                              $1.43    $1.27    $1.07    $1.07   $0.87   $0.95   $1.00       --      --      --
Accumulation unit value at end of
  period                                 $1.50    $1.43    $1.27    $1.07   $1.07   $0.87   $0.95       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   103       95       91       75      59       7       1       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.11    $0.99    $0.94    $0.90   $0.74   $0.90   $1.00    $1.05   $1.00      --
Accumulation unit value at end of
  period                                 $1.22    $1.11    $0.99    $0.94   $0.90   $0.74   $0.90    $1.00   $1.05      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,172    1,351    1,630    1,820   1,884   1,684   1,678    1,383      71      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.25    $1.12    $1.06    $1.02   $0.85   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.38    $1.25    $1.12    $1.06   $1.02   $0.85      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   155      294      312      299       1      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.06    $1.01    $0.97    $0.95   $0.73   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.32    $1.06    $1.01    $0.97   $0.95   $0.73      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   726      815      744      882     256      14      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning
  of period                              $1.38    $1.26    $1.25    $1.16   $0.93   $0.91   $1.00       --      --      --
Accumulation unit value at end of
  period                                 $1.40    $1.38    $1.26    $1.25   $1.16   $0.93   $0.91       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   212      221      208      190     108      24       3       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.04    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.07    $1.04       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,731      150       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $3.02    $2.72    $2.33    $1.90   $1.39   $1.56   $1.64    $1.24   $1.00      --
Accumulation unit value at end of
  period                                 $3.44    $3.02    $2.72    $2.33   $1.90   $1.39   $1.56    $1.64   $1.24      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,049    1,401    1,747    1,964   2,236   2,384   2,142    2,714      44      --
--------------------------------------------------------------------------------------------------------------------------


 78    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning
  of period                              $2.04    $1.84    $1.58    $1.29   $0.94   $1.06   $1.00       --      --      --
Accumulation unit value at end of
  period                                 $2.32    $2.04    $1.84    $1.58   $1.29   $0.94   $1.06       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,308    3,045    2,336    1,901   1,151     250      94       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.29    $1.11    $0.95    $0.85   $0.60   $0.76   $0.98    $1.23   $1.00      --
Accumulation unit value at end of
  period                                 $1.49    $1.29    $1.11    $0.95   $0.85   $0.60   $0.76    $0.98   $1.23      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   372      482      465      499     510     568     529      516      33      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning
  of period                              $2.22    $1.91    $1.63    $1.46   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $2.57    $2.22    $1.91    $1.63   $1.46      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   947    1,091      906      193       1      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning
  of period                              $3.11    $2.61    $2.34    $1.80   $1.34   $1.33   $1.25    $0.97   $1.00      --
Accumulation unit value at end of
  period                                 $2.43    $3.11    $2.61    $2.34   $1.80   $1.34   $1.33    $1.25   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   605      706      734      760     676     542     325      202       1      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.65    $1.41    $1.41    $1.26   $0.97   $0.99   $0.99    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.69    $1.65    $1.41    $1.41   $1.26   $0.97   $0.99    $0.99      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,317    1,595    1,286    1,054     597     224     101       34      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.07    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.03    $1.07       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     5        6       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.73    $1.50    $1.40    $1.14   $0.88   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.66    $1.73    $1.50    $1.40   $1.14   $0.88      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   771      847      873      749     442      55      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning
  of period                              $0.59    $0.55    $0.53    $0.48   $0.36   $0.51   $0.61    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.64    $0.59    $0.55    $0.53   $0.48   $0.36   $0.51    $0.61      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,786    2,054    2,089    2,279   1,928     967     723      260      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.87    $1.60    $1.47    $1.32   $1.07   $1.23   $1.17    $1.05   $1.00      --
Accumulation unit value at end of
  period                                 $1.91    $1.87    $1.60    $1.47   $1.32   $1.07   $1.23    $1.17   $1.05      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,245   10,913   11,340   11,643   4,692     966     546      170      31      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.66    $1.39    $1.28    $1.09   $0.84   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.89    $1.66    $1.39    $1.28   $1.09   $0.84      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,425    1,562    1,549    1,200   1,018     286      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
  of period                              $1.24    $1.11    $1.16    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.35    $1.24    $1.11    $1.16      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,432    3,551    1,290      196      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    79

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.10    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.11    $1.10       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    18        6       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $0.94    $0.88    $0.87    $0.81   $0.66   $0.88   $1.05    $1.16   $1.00      --
Accumulation unit value at end of
  period                                 $1.02    $0.94    $0.88    $0.87   $0.81   $0.66   $0.88    $1.05   $1.16      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   212      341      426      462     442     462     626      613     226      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/04/1999)
Accumulation unit value at beginning
  of period                              $2.63    $2.30    $2.06    $1.66   $1.31   $1.40   $1.26    $0.98   $1.00      --
Accumulation unit value at end of
  period                                 $2.68    $2.63    $2.30    $2.06   $1.66   $1.31   $1.40    $1.26   $0.98      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,403    2,113    1,230      591     432     423     280       64      79      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.35    $1.12    $1.00    $0.89   $0.67   $0.83   $1.08    $1.27   $1.00      --
Accumulation unit value at end of
  period                                 $1.44    $1.35    $1.12    $1.00   $0.89   $0.67   $0.83    $1.08   $1.27      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    83      135      191      137     125     113      84      195      30      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.13    $1.02    $0.97    $0.85   $0.67   $0.87   $1.00    $1.12   $1.00      --
Accumulation unit value at end of
  period                                 $1.10    $1.13    $1.02    $0.97   $0.85   $0.67   $0.87    $1.00   $1.12      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,109    1,487    1,581    1,430   1,449   1,109   1,183    1,247     480      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                              $1.98    $1.81    $1.70    $1.59   $1.41   $1.53   $1.63    $1.69   $1.35   $1.02
Accumulation unit value at end of
  period                                 $2.15    $1.98    $1.81    $1.70   $1.59   $1.41   $1.53    $1.63   $1.69   $1.35
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,498    3,777    5,177    6,202   7,217   8,096   9,901   11,285   8,581   2,680
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning
  of period                              $0.41    $0.39    $0.35    $0.35   $0.25   $0.42   $0.68    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.49    $0.41    $0.39    $0.35   $0.35   $0.25   $0.42    $0.68      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   411      658      843      717     751     779     878      898      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning
  of period                              $1.29    $0.89    $0.68    $0.58   $0.44   $0.60   $0.80    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.62    $1.29    $0.89    $0.68   $0.58   $0.44   $0.60    $0.80      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   721    1,086    1,039      951   2,119   1,323   1,719    1,304      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning
  of period                              $0.65    $0.60    $0.58    $0.57   $0.44   $0.61   $0.82    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.74    $0.65    $0.60    $0.58   $0.57   $0.44   $0.61    $0.82      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,966    1,523    1,775    1,862   2,188   2,583   3,385    2,472      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning
  of period                              $0.58    $0.52    $0.47    $0.39   $0.30   $0.42   $0.70    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.69    $0.58    $0.52    $0.47   $0.39   $0.30   $0.42    $0.70      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   914    1,189    1,293    1,661   1,578   1,833   2,218    1,737      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                              $1.52    $1.30    $1.25    $1.21   $0.99   $1.34   $1.76    $2.11   $1.30   $1.03
Accumulation unit value at end of
  period                                 $1.64    $1.52    $1.30    $1.25   $1.21   $0.99   $1.34    $1.76   $2.11   $1.30
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,308    1,907    2,653    3,304   3,909   4,305   5,322    5,746   3,751   1,721
--------------------------------------------------------------------------------------------------------------------------

 80    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (09/22/1999)
Accumulation unit value at beginning
  of period                              $0.95    $0.82    $0.82    $0.76   $0.60   $0.81   $0.94    $1.07   $1.00      --
Accumulation unit value at end of
  period                                 $0.95    $0.95    $0.82    $0.82   $0.76   $0.60   $0.81    $0.94   $1.07      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   664      754      902      786     826     719     700      673      51      --
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.19    $0.99    $0.91    $0.80   $0.63   $0.72   $0.96    $1.07   $1.00      --
Accumulation unit value at end of
  period                                 $1.30    $1.19    $0.99    $0.91   $0.80   $0.63   $0.72    $0.96   $1.07      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   160      148      157      147     133      79      82       62       1      --
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.19    $1.03    $1.01    $0.92   $0.75   $0.91   $1.00    $1.01   $1.00      --
Accumulation unit value at end of
  period                                 $1.17    $1.19    $1.03    $1.01   $0.92   $0.75   $0.91    $1.00   $1.01      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    94       97      104      127     133     122     168      154       1      --
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.03       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    10       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS* (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.97    $1.73    $1.70    $1.37   $1.07   $1.27   $1.14    $1.19   $1.00      --
Accumulation unit value at end of
  period                                 $2.01    $1.97    $1.73    $1.70   $1.37   $1.07   $1.27    $1.14   $1.19      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   288      374      441      480     522     518     617    1,639      31      --
*Baron Capital Asset Fund, Insurance Shares reorganized into LVIP Baron Growth Opportunities Fund - Service Class on June
  4, 2007.
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning
  of period                              $1.44    $1.36    $1.32    $1.23   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.57    $1.44    $1.36    $1.32   $1.23      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    85       85      145      214      58      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.03    $0.92    $0.87    $0.79   $0.66   $0.84   $1.02    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.12    $1.03    $0.92    $0.87   $0.79   $0.66   $0.84    $1.02      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   527      652      657      588     505     346     219       67      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.23    $1.11    $1.05    $0.96   $0.80   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.33    $1.23    $1.11    $1.05   $0.96   $0.80      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   176      200      184      189       5      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.44    $1.29    $1.24    $1.18   $0.89   $1.33   $1.42    $1.47   $1.00      --
Accumulation unit value at end of
  period                                 $1.45    $1.44    $1.29    $1.24   $1.18   $0.89   $1.33    $1.42   $1.47      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   690      956      994    1,044   1,301   1,252   1,506    2,229      64      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.17    $1.05    $1.01    $0.97   $0.73   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.18    $1.17    $1.05    $1.01   $0.97   $0.73      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   149      175      203      227     180      20      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.02    $0.94    $0.88    $0.77   $0.63   $0.85   $1.09    $1.16   $1.00      --
Accumulation unit value at end of
  period                                 $1.14    $1.02    $0.94    $0.88   $0.77   $0.63   $0.85    $1.09   $1.16      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   680      888    1,120    1,634   1,404   1,695   1,873    1,902     242      --
--------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    81

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.29    $1.17    $1.16    $1.06   $0.93   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.33    $1.29    $1.17    $1.16   $1.06   $0.93      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,307    3,207    3,304    3,221   1,510      11      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.85    $1.43    $1.24    $0.97   $0.72   $0.95   $1.27    $1.20   $1.00      --
Accumulation unit value at end of
  period                                 $2.34    $1.85    $1.43    $1.24   $0.97   $0.72   $0.95    $1.27   $1.20      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,393    1,751    1,748    1,935   1,996   2,205   2,550    1,939      30      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning
  of period                              $2.16    $1.67    $1.46    $1.14   $0.85   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $2.72    $2.16    $1.67    $1.46   $1.14   $0.85      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   163      161      159       55      38       6      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (10/30/1997)
Accumulation unit value at beginning
  of period                              $1.55    $1.36    $1.29    $1.17   $0.92   $1.19   $1.30    $1.20   $1.19   $1.07
Accumulation unit value at end of
  period                                 $1.59    $1.55    $1.36    $1.29   $1.17   $0.92   $1.19    $1.30   $1.20   $1.19
Number of accumulation units
outstanding at end of period (000
omitted)                                   513      707      942    1,139   1,313   1,473   1,734    2,097   1,705   1,059
--------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (02/21/1995)
Accumulation unit value at beginning
  of period                              $2.55    $2.36    $2.28    $2.08   $1.73   $2.12   $2.26    $2.09   $2.02   $1.91
Accumulation unit value at end of
  period                                 $2.59    $2.55    $2.36    $2.28   $2.08   $1.73   $2.12    $2.26   $2.09   $2.02
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,090    1,404    1,932    2,613   3,074   3,505   4,419    5,334   5,792   5,686
--------------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (10/30/1997)
Accumulation unit value at beginning
  of period                              $2.03    $1.66    $1.68    $1.45   $1.03   $1.33   $1.25    $0.88   $0.91   $1.01
Accumulation unit value at end of
  period                                 $2.02    $2.03    $1.66    $1.68   $1.45   $1.03   $1.33    $1.25   $0.88   $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                   851    1,174    1,533    1,781   2,149   2,331   2,776    3,515   2,984   1,413
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at beginning
  of period                              $1.59    $1.50    $1.44    $1.37   $1.06   $1.47   $1.71    $1.73   $1.24   $1.02
Accumulation unit value at end of
  period                                 $1.79    $1.59    $1.50    $1.44   $1.37   $1.06   $1.47    $1.71   $1.73   $1.24
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,515    2,159    2,982    3,602   4,247   4,574   5,441    6,036   4,244   1,867
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.44    $1.35    $1.31    $1.25   $0.97   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.61    $1.44    $1.35    $1.31   $1.25   $0.97      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   289      319      300      302     167      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (08/26/1999)
Accumulation unit value at beginning
  of period                              $2.15    $1.85    $1.64    $1.40   $0.99   $1.29   $1.49    $1.44   $1.00      --
Accumulation unit value at end of
  period                                 $2.25    $2.15    $1.85    $1.64   $1.40   $0.99   $1.29    $1.49   $1.44      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   101      162      166      219     151     154     158      155       1      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning
  of period                              $1.66    $1.43    $1.28    $1.09   $0.77   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.74    $1.66    $1.43    $1.28   $1.09   $0.77      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   864      940      833      690     347      12      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning
  of period                              $1.36    $1.26    $1.24    $1.16   $0.95   $0.98   $0.98    $1.03   $1.00   $1.01
Accumulation unit value at end of
  period                                 $1.33    $1.36    $1.26    $1.24   $1.16   $0.95   $0.98    $0.98   $1.03   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,012    1,307    1,977    2,447   2,742   3,065   3,906    4,453   3,718   2,185
--------------------------------------------------------------------------------------------------------------------------

 82    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning
  of period                              $1.40    $1.30    $1.29    $1.21   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.38    $1.40    $1.30    $1.29   $1.21      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   507      521      486      491     449      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA (08/26/1999)
Accumulation unit value at beginning
  of period                              $1.13    $0.99    $0.95    $0.88   $0.71   $0.88   $0.99    $1.10   $1.00      --
Accumulation unit value at end of
  period                                 $1.16    $1.13    $0.99    $0.95   $0.88   $0.71   $0.88    $0.99   $1.10      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   285      404      449      560     465     538     591      680      34      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning
  of period                              $1.95    $1.72    $1.59    $1.35   $0.95   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.89    $1.95    $1.72    $1.59   $1.35   $0.95      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   307      330      355      322     247       4      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA (08/26/1999)
Accumulation unit value at beginning
  of period                              $1.54    $1.45    $1.43    $1.34   $1.15   $1.08   $1.05    $1.04   $1.00      --
Accumulation unit value at end of
  period                                 $1.66    $1.54    $1.45    $1.43   $1.34   $1.15   $1.08    $1.05   $1.04      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   186      269      276      275     247     268     238      268      44      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning
  of period                              $1.36    $1.29    $1.27    $1.19   $1.03   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.47    $1.36    $1.29    $1.27   $1.19   $1.03      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,868    6,464    4,642    2,922   1,544      10      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.03       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 6,219       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning
  of period                              $1.85    $1.76    $1.73    $1.60   $1.35   $1.29   $1.26    $1.27   $1.27   $1.30
Accumulation unit value at end of
  period                                 $1.90    $1.85    $1.76    $1.73   $1.60   $1.35   $1.29    $1.26   $1.27   $1.27
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,101    1,459    2,144    2,899   3,536   4,181   5,433    6,502   6,356   5,963
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning
  of period                              $1.43    $1.37    $1.34    $1.25   $1.06   $1.01   $0.99    $1.01   $1.00   $1.00
Accumulation unit value at end of
  period                                 $1.47    $1.43    $1.37    $1.34   $1.25   $1.06   $1.01    $0.99   $1.01   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                                   999    1,382    1,973    2,283   2,512   2,872   3,528    4,032   2,911     344
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning
  of period                              $1.44    $1.18    $1.10    $0.98   $0.77   $1.00   $1.44    $2.08   $1.28   $1.00
Accumulation unit value at end of
  period                                 $1.56    $1.44    $1.18    $1.10   $0.98   $0.77   $1.00    $1.44   $2.08   $1.28
Number of accumulation units
outstanding at end of period (000
omitted)                                   572      786    1,148    1,504   1,853   2,036   2,188    1,852   1,412     996
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning
  of period                              $2.79    $2.43    $2.34    $2.13   $1.69   $2.11   $2.28    $2.14   $2.14   $1.88
Accumulation unit value at end of
  period                                 $2.59    $2.79    $2.43    $2.34   $2.13   $1.69   $2.11    $2.28   $2.14   $2.14
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,940    2,471    3,345    4,457   5,362   6,087   7,387    8,782   9,311   9,161
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning
  of period                              $1.51    $1.32    $1.28    $1.16   $0.93   $1.16   $1.26    $1.18   $1.18   $1.00
Accumulation unit value at end of
  period                                 $1.40    $1.51    $1.32    $1.28   $1.16   $0.93   $1.16    $1.26   $1.18   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,565    3,460    4,185    4,645   5,239   5,706   6,280    6,616   4,302     239
--------------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    83

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning
  of period                              $1.17    $1.15    $1.03    $0.98   $0.84   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.14    $1.17    $1.15    $1.03   $0.98   $0.84      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   185      196      167      147      87      12      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning
  of period                              $1.91    $1.75    $1.72    $1.57   $1.26   $1.28   $1.25    $1.38   $1.33   $1.43
Accumulation unit value at end of
  period                                 $1.95    $1.91    $1.75    $1.72   $1.57   $1.26   $1.28    $1.25   $1.38   $1.33
Number of accumulation units
outstanding at end of period (000
omitted)                                   499      651      870    1,300   1,564   1,898   2,714    3,230   3,544   3,846
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning
  of period                              $1.43    $1.31    $1.29    $1.19   $0.95   $0.97   $0.95    $1.05   $1.01   $1.00
Accumulation unit value at end of
  period                                 $1.45    $1.43    $1.31    $1.29   $1.19   $0.95   $0.97    $0.95   $1.05   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                   517      677      974    1,139   1,246   1,409   1,726    1,912   1,297     130
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning
  of period                              $1.16    $1.12    $1.11    $1.08   $1.05   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.20    $1.16    $1.12    $1.11   $1.08   $1.05      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   126       77       45       45      82       7      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.53    $1.21    $1.10    $0.96   $0.76   $0.93   $1.19    $1.33   $1.00      --
Accumulation unit value at end of
  period                                 $1.63    $1.53    $1.21    $1.10   $0.96   $0.76   $0.93    $1.19   $1.33      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,885    2,110    2,185    2,258   2,177   1,856   1,775    2,192     347      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB SHARES (08/26/1999)
Accumulation unit value at beginning
  of period                              $1.64    $1.31    $1.16    $0.97   $0.72   $0.84   $1.08    $1.08   $1.00      --
Accumulation unit value at end of
  period                                 $1.73    $1.64    $1.31    $1.16   $0.97   $0.72   $0.84    $1.08   $1.08      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     4        8        8        7       7      42      55      174       7      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.18    $0.95    $0.81    $0.73   $0.55   $0.65   $0.93    $1.53   $1.00      --
Accumulation unit value at end of
  period                                 $1.32    $1.18    $0.95    $0.81   $0.73   $0.55   $0.65    $0.93   $1.53      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   274      347      461      485   1,788     762   3,607      847      35      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning
  of period                              $2.17    $2.02    $1.86    $1.70   $1.30   $1.89   $2.74    $3.76   $2.25   $1.84
Accumulation unit value at end of
  period                                 $2.27    $2.17    $2.02    $1.86   $1.70   $1.30   $1.89    $2.74   $3.76   $2.25
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,280    1,595    2,187    2,928   3,442   4,079   4,835    5,123   5,476   5,798
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning
  of period                              $1.53    $1.39    $1.35    $1.27   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.52    $1.53    $1.39    $1.35   $1.27      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     3        3        3        3       3      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning
  of period                              $1.45    $1.25    $1.19    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.25    $1.45    $1.25    $1.19      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    54      946       27        4      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (08/26/1999)
Accumulation unit value at beginning
  of period                              $1.11    $1.07    $0.96    $0.82   $0.63   $0.92   $1.40    $1.48   $1.00      --
Accumulation unit value at end of
  period                                 $1.14    $1.11    $1.07    $0.96   $0.82   $0.63   $0.92    $1.40   $1.48      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   709      822      851      922     951     888     782      403       1      --
--------------------------------------------------------------------------------------------------------------------------

 84    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning
  of period                              $1.41    $1.36    $1.30    $1.25   $1.01   $1.39   $1.82    $2.21   $1.41   $1.15
Accumulation unit value at end of
  period                                 $1.47    $1.41    $1.36    $1.30   $1.25   $1.01   $1.39    $1.82   $2.21   $1.41
Number of accumulation units
outstanding at end of period (000
omitted)                                   287      412      604      747     906   1,025   1,116    1,105     743     440
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning
  of period                              $1.35    $1.30    $1.24    $1.20   $0.97   $1.34   $1.76    $2.14   $1.37   $1.00
Accumulation unit value at end of
  period                                 $1.40    $1.35    $1.30    $1.24   $1.20   $0.97   $1.34    $1.76   $2.14   $1.37
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,304    1,946    2,658    3,108   3,645   4,080   4,806    5,289   2,959     125
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (02/21/1995)
Accumulation unit value at beginning
  of period                              $2.24    $1.98    $1.93    $1.79   $1.51   $1.76   $1.99    $2.07   $1.83   $1.60
Accumulation unit value at end of
  period                                 $2.24    $2.24    $1.98    $1.93   $1.79   $1.51   $1.76    $1.99   $2.07   $1.83
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,756    2,335    3,221    4,136   5,043   5,336   6,404    6,779   5,985   4,684
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (02/21/1995)
Accumulation unit value at beginning
  of period                              $1.29    $1.26    $1.24    $1.25   $1.26   $1.26   $1.24    $1.18   $1.15   $1.11
Accumulation unit value at end of
  period                                 $1.34    $1.29    $1.26    $1.24   $1.25   $1.26   $1.26    $1.24   $1.18   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,976    3,923    6,630    7,059   5,254   8,572   8,409    4,421     941     749
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/21/1995)
Accumulation unit value at beginning
  of period                              $1.68    $1.63    $1.62    $1.58   $1.53   $1.47   $1.38    $1.33   $1.33   $1.33
Accumulation unit value at end of
  period                                 $1.75    $1.68    $1.63    $1.62   $1.58   $1.53   $1.47    $1.38   $1.33   $1.33
Number of accumulation units
outstanding at end of period (000
omitted)                                12,248    8,733    8,279    9,515   7,119   7,272   8,923    9,498   8,127   5,689
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/02/2000)
Accumulation unit value at beginning
  of period                              $1.72    $1.46    $1.31    $1.12   $0.80   $1.01   $1.00    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.84    $1.72    $1.46    $1.31   $1.12   $0.80   $1.01    $1.00      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   523      522      532      451     276     182     147       16      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.86    $1.58    $1.41    $1.21   $0.87   $1.09   $1.08    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.98    $1.86    $1.58    $1.41   $1.21   $0.87   $1.09    $1.08      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 6,387    5,210    2,698    1,026     605     238     115        7      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning
  of period                              $2.04    $1.55    $1.17    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $2.78    $2.04    $1.55    $1.17      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,621    1,522    1,033      198      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $0.99       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,468       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.03    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.09    $1.03       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,249    4,355       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/02/2000)
Accumulation unit value at beginning
  of period                              $0.55    $0.50    $0.47    $0.44   $0.37   $0.50   $0.74    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.56    $0.55    $0.50    $0.47   $0.44   $0.37   $0.50    $0.74      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,159      411      413      471     499     270     228      200      --      --
--------------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    85

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (08/26/1999)
Accumulation unit value at beginning
  of period                              $1.30    $1.19    $1.16    $1.05   $0.85   $0.93   $0.90    $1.00   $1.00      --
Accumulation unit value at end of
  period                                 $1.30    $1.30    $1.19    $1.16   $1.05   $0.85   $0.93    $0.90   $1.00      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,017    4,475    3,380    3,074   2,699   2,403   5,449      556       8      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.05    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.06    $1.05       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,766      782       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/21/1995)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning
  of period                              $1.76    $1.44    $1.28    $1.11   $0.88   $1.09   $1.55    $2.09   $1.46   $1.28
Accumulation unit value at end of
  period                                 $1.96    $1.76    $1.44    $1.28   $1.11   $0.88   $1.09    $1.55   $2.09   $1.46
Number of accumulation units
outstanding at end of period (000
omitted)                                   832    1,048    1,332    1,736   2,080   2,254   2,733    2,637   2,510   2,181
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (02/21/1995)
Accumulation unit value at beginning
  of period                              $1.86    $1.64    $1.56    $1.50   $1.18   $1.53   $1.89    $2.33   $1.91   $1.56
Accumulation unit value at end of
  period                                 $1.89    $1.86    $1.64    $1.56   $1.50   $1.18   $1.53    $1.89   $2.33   $1.91
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,871    5,898    4,590    4,708   4,663   5,116   6,019    6,358   5,864   5,163
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.10    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.08    $1.10       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.41    $1.44    $1.32    $1.23   $1.02   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.59    $1.41    $1.44    $1.32   $1.23   $1.02      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,722    2,222      377      159      29      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.00       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning
  of period                              $1.65    $1.45    $1.41    $1.29   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.71    $1.65    $1.45    $1.41   $1.29      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   193      219      241      223     175      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
  of period                              $1.25    $1.09    $1.10    $1.00      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.30    $1.25    $1.09    $1.10      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/02/2000)
Accumulation unit value at beginning
  of period                              $1.19    $1.16    $1.16    $1.16   $1.16   $1.11   $1.06    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.23    $1.19    $1.16    $1.16   $1.16   $1.16   $1.11    $1.06      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   403      471      469      521     466     520     259       76      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.18    $1.15    $1.15    $1.16   $1.16   $1.11   $1.06    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.23    $1.18    $1.15    $1.15   $1.16   $1.16   $1.11    $1.06      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,176    2,281    2,359    2,330   1,256     248     117       39      --      --
--------------------------------------------------------------------------------------------------------------------------

 86    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (05/02/2000)
Accumulation unit value at beginning
  of period                              $1.44    $1.31    $1.27    $1.09   $0.74   $0.91   $0.99    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.36    $1.44    $1.31    $1.27   $1.09   $0.74   $0.91    $0.99      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    76       83       85       89     178      69      66       20      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.31    $1.19    $1.15    $0.99   $0.68   $0.83   $0.90    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.24    $1.31    $1.19    $1.15   $0.99   $0.68   $0.83    $0.90      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   215      290      323      274     197     173      89       16      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
  of period                              $1.57    $1.33    $1.27    $1.07   $0.79   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.47    $1.57    $1.33    $1.27   $1.07   $0.79      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,297    2,129    2,323      692     192      35      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $3.20    $2.68    $2.44    $2.17   $1.48   $1.72   $1.34    $1.15   $1.00      --
Accumulation unit value at end of
  period                                 $3.28    $3.20    $2.68    $2.44   $2.17   $1.48   $1.72    $1.34   $1.15      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   286      398      446      505     510     369     267      239      37      --
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning
  of period                              $2.92    $2.57    $2.40    $1.95   $1.40   $1.65   $1.38    $1.05   $1.00      --
Accumulation unit value at end of
  period                                 $2.82    $2.92    $2.57    $2.40   $1.95   $1.40   $1.65    $1.38   $1.05      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   356      450      576      658     735     712     543      188       1      --
--------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning
  of period                              $1.78    $1.55    $1.44    $1.28   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.77    $1.78    $1.55    $1.44   $1.28      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   201      188       13        5      10      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning
  of period                              $1.35    $1.24    $1.27    $1.20   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.54    $1.35    $1.24    $1.27   $1.20      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    24       23       23       19      20      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning
  of period                              $1.78    $1.47    $1.44    $1.27   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.82    $1.78    $1.47    $1.44   $1.27      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     7        8       10        5       6      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning
  of period                              $1.86    $1.70    $1.51    $1.31   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.93    $1.86    $1.70    $1.51   $1.31      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    13       13       13       13       7      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning
  of period                              $2.17    $1.89    $1.72    $1.40   $1.00      --      --       --      --      --
Accumulation unit value at end of
  period                                 $2.19    $2.17    $1.89    $1.72   $1.40      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   162       80       14        1       1      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    87

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning
  of period                              $2.72    $2.39    $2.11    $1.79   $1.27   $1.44   $1.29    $1.00      --      --
Accumulation unit value at end of
  period                                 $2.56    $2.72    $2.39    $2.11   $1.79   $1.27   $1.44    $1.29      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   332      481      577      705     786     539     557       63      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.72    $1.50    $1.46    $1.26   $0.98   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.66    $1.72    $1.50    $1.46   $1.26   $0.98      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,949    6,248    3,864    1,094     458      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning
  of period                              $1.69    $1.47    $1.36    $1.21   $0.96   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $1.70    $1.69    $1.47    $1.36   $1.21   $0.96      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   435      454      439      458     215      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $0.85       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,243       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning
  of period                              $1.00       --       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.12       --       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       --       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning
  of period                              $2.75    $2.02    $1.75    $1.30   $0.96   $1.00      --       --      --      --
Accumulation unit value at end of
  period                                 $2.25    $2.75    $2.02    $1.75   $1.30   $0.96      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   111      141      136      149      28       1      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
  of period                              $1.23    $1.00       --       --      --      --      --       --      --      --
Accumulation unit value at end of
  period                                 $1.00    $1.23       --       --      --      --      --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --        9       --       --      --      --      --       --      --      --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/22/1999)
Accumulation unit value at beginning
  of period                              $2.17    $1.60    $1.34    $1.04   $0.71   $0.83   $1.07    $1.51   $1.00      --
Accumulation unit value at end of
  period                                 $2.49    $2.17    $1.60    $1.34   $1.04   $0.71   $0.83    $1.07   $1.51      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,387      742      484      439   2,509     479     523      431      28      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
--------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/22/1999)
Accumulation unit value at beginning
  of period                              $1.81    $1.70    $1.55    $1.33   $0.94   $1.15   $1.04    $1.15   $1.00      --
Accumulation unit value at end of
  period                                 $1.88    $1.81    $1.70    $1.55   $1.33   $0.94   $1.15    $1.04   $1.15      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,967    1,384    1,171      455     382     351     268      231      19      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.15    $1.04    $1.01    $0.94   $0.78   $0.90   $0.99    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.23    $1.15    $1.04    $1.01   $0.94   $0.78   $0.90    $0.99      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,532    1,765    1,736    1,457   1,313   1,043     580      201      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.25    $1.04    $1.02    $0.93   $0.75   $1.01   $1.09    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.22    $1.25    $1.04    $1.02   $0.93   $0.75   $1.01    $1.09      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   305      171      148      155     156     158     119       14      --      --
--------------------------------------------------------------------------------------------------------------------------


 88    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007     2006     2005     2004    2003    2002    2001     2000    1999    1998
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.39    $1.19    $1.14    $1.04   $0.84   $1.05   $1.13    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.41    $1.39    $1.19    $1.14   $1.04   $0.84   $1.05    $1.13      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,750    1,970    2,186    1,526   1,128     922     553      180      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning
  of period                              $1.01    $0.85    $0.78    $0.72   $0.56   $0.73   $0.89    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.12    $1.01    $0.85    $0.78   $0.72   $0.56   $0.73    $0.89      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   253      240      203      177     116      89      60       --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $0.73    $0.64    $0.66    $0.62   $0.51   $0.69   $0.87    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.73    $0.73    $0.64    $0.66   $0.62   $0.51   $0.69    $0.87      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   252      250      299      306     285     233     190      151      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $0.70    $0.69    $0.67    $0.65   $0.53   $0.74   $0.95    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.74    $0.70    $0.69    $0.67   $0.65   $0.53   $0.74    $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,311    8,064    7,601    2,854   2,456   2,281   2,046      887      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.07    $1.04    $1.03    $1.04   $1.05   $1.05   $1.03    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.11    $1.07    $1.04    $1.03   $1.04   $1.05   $1.05    $1.03      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   456      480      755      718     616     596     712      309      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $0.50    $0.42    $0.40    $0.35   $0.25   $0.42   $0.56    $1.00      --      --
Accumulation unit value at end of
  period                                 $0.57    $0.50    $0.42    $0.40   $0.35   $0.25   $0.42    $0.56      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   992    1,281    1,363    1,351   1,424   1,243   1,146      278      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning
  of period                              $1.35    $1.32    $1.31    $1.28   $1.19   $1.12   $1.06    $1.00      --      --
Accumulation unit value at end of
  period                                 $1.42    $1.35    $1.32    $1.31   $1.28   $1.19   $1.12    $1.06      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,965    5,543    2,193      622     225     167     155       54      --      --
--------------------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    89

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.35    $1.22    $1.17    $1.07    $1.00       --       --      --
Accumulation unit value at end of period       $1.35    $1.35    $1.22    $1.17    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,576    1,684    1,876    1,178      149       --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.64    $0.61    $0.57    $0.54    $0.42    $0.57    $0.75   $1.00
Accumulation unit value at end of period       $0.70    $0.64    $0.61    $0.57    $0.54    $0.42    $0.57   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                    1,955    2,306    2,975    3,549    3,859    3,888    4,485   2,561
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.21    $1.16    $1.08    $1.03    $1.00       --       --      --
Accumulation unit value at end of period       $1.33    $1.21    $1.16    $1.08    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       62       40       10       38       22       --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.45    $1.27    $1.18    $1.04    $1.00       --       --      --
Accumulation unit value at end of period       $1.58    $1.45    $1.27    $1.18    $1.04       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      108      108       89       87       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.08    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period       $1.15    $1.08       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,483    3,296       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.08    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period       $1.15    $1.08       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       17       17       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,303       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.25    $1.14    $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.34    $1.25    $1.14    $1.08       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      285      322      357      141       --       --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.26    $1.15    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period       $1.28    $1.26    $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       66       66       73       60       --       --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.13    $1.06    $1.04    $1.00    $1.00       --       --      --
Accumulation unit value at end of period       $1.34    $1.13    $1.06    $1.04    $1.00       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      110      112      113      114        5       --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.40    $1.21    $1.18    $1.07    $1.00       --       --      --
Accumulation unit value at end of period       $1.45    $1.40    $1.21    $1.18    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      226      247      256      243       23       --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.83    $1.38    $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.91    $1.83    $1.38    $1.20       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,293    2,708    1,766      209       --       --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.21    $1.24    $1.09    $1.02    $1.00       --       --      --
Accumulation unit value at end of period       $1.36    $1.21    $1.24    $1.09    $1.02       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       82       91       92       59        1       --       --      --
------------------------------------------------------------------------------------------------------------------

 90    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.06    $1.05    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.14    $1.06    $1.05    $1.05       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,777    4,080    3,512      509       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.54    $1.25    $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.78    $1.54    $1.25    $1.12       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       25       20        7        7       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $0.90       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.02    $1.07    $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.21    $1.02    $1.07    $1.06       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,364    7,580    3,015      376       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.32    $1.13    $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.23    $1.32    $1.13    $1.09       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        1       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period       $1.07    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,242    2,212       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.12       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    7,074       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.14       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.43    $1.22    $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.37    $1.43    $1.22    $1.17       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,714        4       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST -- COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.10       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.29    $1.22    $1.13    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.29    $1.29    $1.22    $1.13       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       13       15       17       10       --       --       --      --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.08    $1.05    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.22    $1.08    $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      769    1,668      735       99       --       --       --      --
------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.69    $0.64    $0.63    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of period       $0.73    $0.69    $0.64    $0.63    $0.60    $0.48    $0.69   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      587      674      879    1,127    1,117    1,131    1,356   1,009
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.21    $1.05    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.27    $1.21    $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       14       14       14       13       --       --       --      --
------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    91

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.09       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.52    $1.26    $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.55    $1.52    $1.26    $1.14       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        8        4       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $0.98       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,095       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.21    $1.12    $1.08    $1.03    $1.00       --       --      --
Accumulation unit value at end of period       $1.27    $1.21    $1.12    $1.08    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       14       10       14       21       21       --       --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.07    $1.04    $1.03    $1.01    $1.00       --       --      --
Accumulation unit value at end of period       $1.10    $1.07    $1.04    $1.03    $1.01       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,042    1,075    1,104    1,100      498       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.35    $1.22    $1.14    $1.06    $1.00       --       --      --
Accumulation unit value at end of period       $1.44    $1.35    $1.22    $1.14    $1.06       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      871      936    1,032      652      148       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.29    $1.18    $1.13    $1.01    $1.00       --       --      --
Accumulation unit value at end of period       $1.41    $1.29    $1.18    $1.13    $1.01       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      346      352      390      306       78       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.17    $1.10    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period       $1.19    $1.17    $1.10    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      509      519      535      531      253       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.74    $1.44    $1.26    $1.08    $1.00       --       --      --
Accumulation unit value at end of period       $1.97    $1.74    $1.44    $1.26    $1.08       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      731      803      897      980      260       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.14    $1.10    $1.07    $1.02    $1.00       --       --      --
Accumulation unit value at end of period       $1.26    $1.14    $1.10    $1.07    $1.02       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      849      880      936      931      162       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.63    $1.36    $1.25    $1.06    $1.00       --       --      --
Accumulation unit value at end of period       $1.48    $1.63    $1.36    $1.25    $1.06       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      647      657      732      750      144       --       --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (11/06/2003)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of
period                                         $1.12    $1.08    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period       $1.14    $1.12    $1.08    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      665      688      692      670      246       --       --      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.49    $1.36    $1.18    $1.04    $1.00       --       --      --
Accumulation unit value at end of period       $1.72    $1.49    $1.36    $1.18    $1.04       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   12,095   12,306    6,320    2,509      211       --       --      --
------------------------------------------------------------------------------------------------------------------


 92    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.42    $1.27    $1.07    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of period       $1.50    $1.42    $1.27    $1.07    $1.07    $0.87    $0.95      --
Number of accumulation units outstanding at
end of period (000 omitted)                      280      337      322      342      355      240       66      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.14    $1.08    $1.04    $1.03    $1.00       --       --      --
Accumulation unit value at end of period       $1.42    $1.14    $1.08    $1.04    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      356      370      352      303       50       --       --      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.38    $1.26    $1.25    $1.16    $0.93    $0.91    $1.00      --
Accumulation unit value at end of period       $1.39    $1.38    $1.26    $1.25    $1.16    $0.93    $0.91      --
Number of accumulation units outstanding at
end of period (000 omitted)                      268      275      291      375      264      104       58      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.07    $1.04    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.09    $1.07    $1.04    $1.03       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    9,111    3,611    3,067      321       --       --       --      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $2.03    $1.83    $1.58    $1.28    $0.94    $1.06    $1.00      --
Accumulation unit value at end of period       $2.31    $2.03    $1.83    $1.58    $1.28    $0.94    $1.06      --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,849    3,086    2,479    2,101    1,221      723      367      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.64    $1.41    $1.21    $1.08    $1.00       --       --      --
Accumulation unit value at end of period       $1.89    $1.64    $1.41    $1.21    $1.08       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      558      841      705      311       11       --       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.92    $2.46    $2.20    $1.69    $1.26    $1.26    $1.18   $1.00
Accumulation unit value at end of period       $2.28    $2.92    $2.46    $2.20    $1.69    $1.26    $1.26   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                      423      464      615      690      675      674      373      72
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.64    $1.41    $1.41    $1.25    $0.97    $0.99    $0.99   $1.00
Accumulation unit value at end of period       $1.68    $1.64    $1.41    $1.41    $1.25    $0.97    $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                    3,166    3,383    3,865    4,021    3,071    2,665    2,006     287
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.29    $1.11    $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.23    $1.29    $1.11    $1.09       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       23       21       10       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.56    $1.35    $1.26    $1.03    $0.79    $1.00       --      --
Accumulation unit value at end of period       $1.50    $1.56    $1.35    $1.26    $1.03    $0.79       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      502      558      645      718      269       96       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.63    $0.59    $0.57    $0.52    $0.38    $0.55    $0.65   $1.00
Accumulation unit value at end of period       $0.69    $0.63    $0.59    $0.57    $0.52    $0.38    $0.55   $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                    2,757    3,378    3,793    4,520    3,979    3,832    3,330   1,583
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.78    $1.52    $1.40    $1.26    $1.02    $1.17    $1.11   $1.00
Accumulation unit value at end of period       $1.81    $1.78    $1.52    $1.40    $1.26    $1.02    $1.17   $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                    3,403    5,058    3,652    3,861    1,702    1,165      691     102
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.62    $1.35    $1.25    $1.07    $1.00       --       --      --
Accumulation unit value at end of period       $1.84    $1.62    $1.35    $1.25    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      630      661      707      710      100       --       --      --
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.23    $1.11    $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.35    $1.23    $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,914    3,641    1,249      195       --       --       --      --
------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    93

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.45    $1.20    $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.46    $1.45    $1.20    $1.12       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      168       19       23       15       --       --       --      --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.93    $2.56    $2.30    $1.86    $1.47    $1.56    $1.41   $1.00
Accumulation unit value at end of period       $2.98    $2.93    $2.56    $2.30    $1.86    $1.47    $1.56   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                    3,200    2,732    2,047    1,426    1,312    1,266      982     307
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.03    $0.93    $0.88    $0.78    $0.61    $0.79    $0.92   $1.00
Accumulation unit value at end of period       $1.00    $1.03    $0.93    $0.88    $0.78    $0.61    $0.79   $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                    1,360    1,467    1,568    1,667    1,619    1,894    1,465     633
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.06       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    8,645       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.19    $1.13    $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of period       $1.30    $1.19    $1.13    $1.10    $1.02       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       56       55       46       86       39       --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.02    $0.92    $0.87    $0.79    $0.66    $0.84    $1.02   $1.00
Accumulation unit value at end of period       $1.11    $1.02    $0.92    $0.87    $0.79    $0.66    $0.84   $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                      928    1,163    1,425    1,539    1,612    1,500    1,420     385
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.19    $1.07    $1.03    $0.98    $1.00       --       --      --
Accumulation unit value at end of period       $1.19    $1.19    $1.07    $1.03    $0.98       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      111      112      109      109       10       --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.28    $1.16    $1.15    $1.05    $1.00       --       --      --
Accumulation unit value at end of period       $1.31    $1.28    $1.16    $1.15    $1.05       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,781    1,861    1,916    1,655       80       --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.35    $1.05    $0.91    $0.71    $0.53    $0.69    $0.93   $1.00
Accumulation unit value at end of period       $1.71    $1.35    $1.05    $0.91    $0.71    $0.53    $0.69   $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                    1,331    1,628    1,935    2,468    2,887    3,195    4,300   2,083
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $2.07    $1.60    $1.40    $1.09    $1.00       --       --      --
Accumulation unit value at end of period       $2.60    $2.07    $1.60    $1.40    $1.09       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       53       71       68       67       10       --       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.21    $1.14    $1.11    $1.05    $1.00       --       --      --
Accumulation unit value at end of period       $1.36    $1.21    $1.14    $1.11    $1.05       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,419    2,780    2,447      574       24       --       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.66    $1.43    $1.27    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of period       $1.73    $1.66    $1.43    $1.27    $1.09    $0.77       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      941      968      903      803      299        6       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.19    $1.11    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period       $1.17    $1.19    $1.11    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      261      268      276      300       --       --       --      --
------------------------------------------------------------------------------------------------------------------

 94    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.48    $1.31    $1.21    $1.03    $1.00       --       --      --
Accumulation unit value at end of period       $1.43    $1.48    $1.31    $1.21    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      359      380      407      389       72       --       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.36    $1.28    $1.27    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of period       $1.46    $1.36    $1.28    $1.27    $1.19    $1.03       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    9,968    5,557    3,403    1,659      415       83       --      --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    8,295       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.39    $1.22    $1.17    $1.07    $1.00       --       --      --
Accumulation unit value at end of period       $1.29    $1.39    $1.22    $1.17    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       34       35       37       35       --       --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.17    $1.15    $1.03    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of period       $1.14    $1.17    $1.15    $1.03    $0.98    $0.84       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      215      272      259      290      120       30       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.96    $0.76    $0.69    $0.60    $0.48    $0.59    $0.75   $1.00
Accumulation unit value at end of period       $1.03    $0.96    $0.76    $0.69    $0.60    $0.48    $0.59   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                    3,625    4,123    4,898    5,780    5,252    5,517    6,094   3,827
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.27    $1.15    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period       $1.26    $1.27    $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        3        3        5       13       --       --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.45    $1.25    $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.24    $1.45    $1.25    $1.19       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       20    1,199        4        4       --       --       --      --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.58    $0.56    $0.51    $0.43    $0.33    $0.48    $0.74   $1.00
Accumulation unit value at end of period       $0.59    $0.58    $0.56    $0.51    $0.43    $0.33    $0.48   $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                    2,463    3,033    3,669    4,513    4,787    5,352    6,122   3,255
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.03    $1.00    $0.99    $1.00    $1.00       --       --      --
Accumulation unit value at end of period       $1.07    $1.03    $1.00    $0.99    $1.00       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      513      401      106       18       15       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.08    $1.05    $1.04    $1.01    $1.00       --       --      --
Accumulation unit value at end of period       $1.12    $1.08    $1.05    $1.04    $1.01       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   14,001    8,025    1,298    1,598      146       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.86    $1.57    $1.41    $1.21    $0.87    $1.09    $1.08   $1.00
Accumulation unit value at end of period       $1.98    $1.86    $1.57    $1.41    $1.21    $0.87    $1.09   $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                    8,833    6,769    3,606    1,251      828      608      455      63
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
period                                         $2.04    $1.54    $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period       $2.77    $2.04    $1.54    $1.17       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,132    1,922    1,178      160       --       --       --      --
------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    95

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $0.99       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    6,624       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                       $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period       $1.09    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,763    4,338       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.31    $1.20    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period       $1.33    $1.31    $1.20    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       55        4       --       --       56       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.27    $1.16    $1.13    $1.03    $0.84    $0.91    $0.88   $1.00
Accumulation unit value at end of period       $1.27    $1.27    $1.16    $1.13    $1.03    $0.84    $0.91   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                      910    1,056      970      715      521      389      466     217
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
period                                         $1.19    $1.12    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.20    $1.19    $1.12    $1.10       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,197    1,896       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
period                                         $1.57    $1.28    $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.74    $1.57    $1.28    $1.14       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        4       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.81    $0.71    $0.68    $0.65    $0.51    $0.67    $0.83   $1.00
Accumulation unit value at end of period       $0.82    $0.81    $0.71    $0.68    $0.65    $0.51    $0.67   $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                    4,540    5,152    3,969    2,410      453      194      218      99
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.33    $1.14    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.31    $1.33    $1.14    $1.10       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       17        9        4        4       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.17    $1.19    $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of period       $1.32    $1.17    $1.19    $1.10    $1.02       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       32       32       29       29       29       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.00       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.34    $1.18    $1.15    $1.06    $1.00       --       --      --
Accumulation unit value at end of period       $1.39    $1.34    $1.18    $1.15    $1.06       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      266      256      250      302       59       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
period                                         $1.24    $1.09    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.30    $1.24    $1.09    $1.10       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.17    $1.15    $1.15    $1.15    $1.15    $1.10    $1.05   $1.00
Accumulation unit value at end of period       $1.22    $1.17    $1.15    $1.15    $1.15    $1.15    $1.10   $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                    1,780    2,023    2,009    2,283    2,513    2,555    1,473     328
------------------------------------------------------------------------------------------------------------------

 96    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.31    $1.19    $1.15    $0.98    $0.68    $0.83    $0.90   $1.00
Accumulation unit value at end of period       $1.23    $1.31    $1.19    $1.15    $0.98    $0.68    $0.83   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      483      537      817      840      709      597      552      81
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
period                                         $1.57    $1.32    $1.27    $1.07    $0.79    $1.00       --      --
Accumulation unit value at end of period       $1.47    $1.57    $1.32    $1.27    $1.07    $0.79       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,437    2,461    2,507      735      158       35       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
period                                         $1.49    $1.30    $1.21    $1.07    $1.00       --       --      --
Accumulation unit value at end of period       $1.48    $1.49    $1.30    $1.21    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       74       67       68       50       49       --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of
period                                         $1.17    $1.07    $1.10    $1.04    $1.00       --       --      --
Accumulation unit value at end of period       $1.33    $1.17    $1.07    $1.10    $1.04       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        1        1        1        1       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
period                                         $1.49    $1.23    $1.21    $1.06    $1.00       --       --      --
Accumulation unit value at end of period       $1.52    $1.49    $1.23    $1.21    $1.06       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        1        5        5        1       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
period                                         $1.47    $1.35    $1.20    $1.04    $1.00       --       --      --
Accumulation unit value at end of period       $1.52    $1.47    $1.35    $1.20    $1.04       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
period                                         $1.65    $1.44    $1.31    $1.07    $1.00       --       --      --
Accumulation unit value at end of period       $1.67    $1.65    $1.44    $1.31    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       28       10       10       10       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.46    $1.28    $1.25    $1.08    $1.00       --       --      --
Accumulation unit value at end of period       $1.41    $1.46    $1.28    $1.25    $1.08       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    9,083    8,762    5,134      894       37       --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.50    $1.31    $1.22    $1.08    $1.00       --       --      --
Accumulation unit value at end of period       $1.52    $1.50    $1.31    $1.22    $1.08       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      161      176      188      181       21       --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $0.85       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,772       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period       $1.12       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        8       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $2.23    $1.64    $1.42    $1.06    $1.00       --       --      --
Accumulation unit value at end of period       $1.82    $2.23    $1.64    $1.42    $1.06       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      103      109      127      115        8       --       --      --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $2.15    $1.58    $1.38    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.75    $2.15    $1.58    $1.38       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      119      150       75       15       --       --       --      --
------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    97

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                             2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.95    $1.44    $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period       $2.24    $1.95    $1.44    $1.20       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,928    2,562    1,712      264       --       --       --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.35    $1.27    $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period       $1.40    $1.35    $1.27    $1.16       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,886    1,545    1,215      162       --       --       --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.15    $1.04    $1.01    $0.93    $0.78    $0.90    $0.99   $1.00
Accumulation unit value at end of period       $1.22    $1.15    $1.04    $1.01    $0.93    $0.78    $0.90   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                    4,442    5,604    6,810    8,153    8,591    8,776   10,263   5,333
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.25    $1.04    $1.02    $0.93    $0.75    $1.00    $1.09   $1.00
Accumulation unit value at end of period       $1.22    $1.25    $1.04    $1.02    $0.93    $0.75    $1.00   $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                      493      638      726      839      855      689      530     191
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.38    $1.18    $1.14    $1.04    $0.84    $1.05    $1.13   $1.00
Accumulation unit value at end of period       $1.40    $1.38    $1.18    $1.14    $1.04    $0.84    $1.05   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                    1,658    1,973    2,360    2,764    2,730    2,251    2,076     834
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
period                                         $1.01    $0.85    $0.78    $0.72    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of period       $1.12    $1.01    $0.85    $0.78    $0.72    $0.56    $0.74   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      493      665      773      690      497      359      290     104
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.72    $0.64    $0.66    $0.62    $0.51    $0.69    $0.87   $1.00
Accumulation unit value at end of period       $0.73    $0.72    $0.64    $0.66    $0.62    $0.51    $0.69   $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                      307      339      409      455      426      422      603     402
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.70    $0.69    $0.66    $0.65    $0.52    $0.74    $0.95   $1.00
Accumulation unit value at end of period       $0.74    $0.70    $0.69    $0.66    $0.65    $0.52    $0.74   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                    6,882    8,353   10,032   11,951   12,549   11,956   12,882   6,802
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.07    $1.04    $1.03    $1.04    $1.05    $1.05    $1.03   $1.00
Accumulation unit value at end of period       $1.11    $1.07    $1.04    $1.03    $1.04    $1.05    $1.05   $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                    1,806    1,930    2,450    3,240    4,153    5,698    7,943   3,801
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.50    $0.42    $0.40    $0.35    $0.25    $0.41    $0.56   $1.00
Accumulation unit value at end of period       $0.56    $0.50    $0.42    $0.40    $0.35    $0.25    $0.41   $0.56
Number of accumulation units outstanding at
end of period (000 omitted)                    2,155    2,639    3,452    3,962    3,982    3,821    3,996   1,923
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.35    $1.32    $1.31    $1.27    $1.19    $1.12    $1.06   $1.00
Accumulation unit value at end of period       $1.41    $1.35    $1.32    $1.31    $1.27    $1.19    $1.12   $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                      916    1,048    1,095    1,315    1,278    1,671    1,386     644
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------





 98    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.58   $1.42   $1.36    $1.25    $0.95    $1.00       --      --
Accumulation unit value at end of period        $1.57   $1.58   $1.42    $1.36    $1.25    $0.95       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,440   1,555   1,710    1,343       77       40       --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.64   $0.61   $0.57    $0.54    $0.42    $0.57    $0.75   $1.00
Accumulation unit value at end of period        $0.70   $0.64   $0.61    $0.57    $0.54    $0.42    $0.57   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                     2,684   2,922   3,828    4,221    4,189    3,934    5,772   5,686
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.18   $1.13   $1.05    $1.00    $0.79    $1.00       --      --
Accumulation unit value at end of period        $1.29   $1.18   $1.13    $1.05    $1.00    $0.79       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       755     334      38       49       28        1       --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.28   $1.11   $1.03    $0.91    $0.68    $0.88    $0.97   $1.00
Accumulation unit value at end of period        $1.40   $1.28   $1.11    $1.03    $0.91    $0.68    $0.88   $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                        57      57     101      137      185      221      804     850
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.75   $1.53   $1.42    $1.25    $0.94    $1.00       --      --
Accumulation unit value at end of period        $1.91   $1.75   $1.53    $1.42    $1.25    $0.94       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        21      12      16       18        5       --       --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.08   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period        $1.15   $1.08      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,548   3,049      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.08   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period        $1.15   $1.08      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        11      11      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.03      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.04      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,232      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.25   $1.14   $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.34   $1.25   $1.14    $1.08       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       398     453     506      367       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.26   $1.15   $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period        $1.28   $1.26   $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        15      15      13       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.44   $0.41   $0.40    $0.39    $0.27    $0.48    $0.65   $1.00
Accumulation unit value at end of period        $0.52   $0.44   $0.41    $0.40    $0.39    $0.27    $0.48   $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                       585     779   1,021    1,148    1,304    1,976    2,165   2,882
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.62   $1.40   $1.36    $1.24    $0.95    $1.00       --      --
Accumulation unit value at end of period        $1.67   $1.62   $1.40    $1.36    $1.24    $0.95       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       215     226     208      211       31        1       --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.83   $1.37   $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.90   $1.83   $1.37    $1.20       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,900   3,101   2,588    1,205       --       --       --      --
-----------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    99

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.64   $0.65   $0.57    $0.54    $0.44    $0.65    $0.80   $1.00
Accumulation unit value at end of period        $0.71   $0.64   $0.65    $0.57    $0.54    $0.44    $0.65   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                       474     591     764      846      957    1,162    2,397   1,899
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (05/01/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
period                                          $1.21   $1.19   $1.18    $1.16    $1.14    $1.07    $1.01   $1.00
Accumulation unit value at end of period        $1.25   $1.21   $1.19    $1.18    $1.16    $1.14    $1.07   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                       752     838     910      918      919    1,233      854     405
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.05   $1.05   $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.14   $1.05   $1.05    $1.05       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     6,933   7,515   6,635    3,141       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.53   $1.25   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.78   $1.53   $1.25    $1.12       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $0.90      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.02   $1.07   $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.21   $1.02   $1.07    $1.06       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,078   3,672   1,901      901       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.32   $1.13   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.23   $1.32   $1.13    $1.09       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        42      30      27       22       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.07   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period        $1.07   $1.07      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,458   2,205      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.12      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,011      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.14      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         9      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.43   $1.21   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.37   $1.43   $1.21    $1.17       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,805      12      12        7       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.10      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.89   $0.89   $0.84    $0.76    $0.53    $0.77    $0.93   $1.00
Accumulation unit value at end of period        $0.98   $0.89   $0.89    $0.84    $0.76    $0.53    $0.77   $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        32      34      35       37       38        9        9     103
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.29   $1.21   $1.13    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.29   $1.29   $1.21    $1.13       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        24      22      54       13       --       --       --      --
-----------------------------------------------------------------------------------------------------------------


 100    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.08   $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.21   $1.08   $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       961   1,370     925      384       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.69   $0.64   $0.62    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of period        $0.73   $0.69   $0.64    $0.62    $0.60    $0.48    $0.69   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                       243     363     505      504      486      476      792     355
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.21   $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.27   $1.21   $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        21      21      21       21       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.09      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.51   $1.26   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.55   $1.51   $1.26    $1.14       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        35      19      15       16       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $0.98      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,806      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.33   $1.23   $1.19    $1.14    $1.00    $1.00       --      --
Accumulation unit value at end of period        $1.39   $1.33   $1.23    $1.19    $1.14    $1.00       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       110     138     121      152       48       --       --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.12   $1.09   $1.08    $1.06    $1.04    $1.00       --      --
Accumulation unit value at end of period        $1.15   $1.12   $1.09    $1.08    $1.06    $1.04       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,255   3,452   3,450    1,863      223       92       --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.56   $1.41   $1.31    $1.22    $0.96    $1.00       --      --
Accumulation unit value at end of period        $1.66   $1.56   $1.41    $1.31    $1.22    $0.96       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       532     666     436      341       98       --       --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.72   $1.58   $1.51    $1.35    $0.98    $1.00       --      --
Accumulation unit value at end of period        $1.88   $1.72   $1.58    $1.51    $1.35    $0.98       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       552     604     596       87       16        6       --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.37   $1.28   $1.29    $1.20    $1.04    $1.00       --      --
Accumulation unit value at end of period        $1.39   $1.37   $1.28    $1.29    $1.20    $1.04       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,490   1,571   1,593      749       85       19       --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.94   $1.60   $1.41    $1.20    $0.93    $1.00       --      --
Accumulation unit value at end of period        $2.19   $1.94   $1.60    $1.41    $1.20    $0.93       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       948   1,014     756      341      115       14       --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.48   $1.42   $1.39    $1.32    $0.96    $1.00       --      --
Accumulation unit value at end of period        $1.63   $1.48   $1.42    $1.39    $1.32    $0.96       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,765   1,849   1,491      742       91       44       --      --
-----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    101

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.86   $1.56   $1.43    $1.21    $0.95    $1.00       --      --
Accumulation unit value at end of period        $1.69   $1.86   $1.56    $1.43    $1.21    $0.95       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       670     700     721      661       68       22       --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of
period                                          $1.34   $1.29   $1.32    $1.24    $1.08    $1.00       --      --
Accumulation unit value at end of period        $1.37   $1.34   $1.29    $1.32    $1.24    $1.08       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,950   4,078   3,838    2,460       56        6       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.21   $1.10   $1.06    $1.02    $0.91    $1.00       --      --
Accumulation unit value at end of period        $1.30   $1.21   $1.10    $1.06    $1.02    $0.91       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        75      74      73       73       64       --       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.75   $1.60   $1.39    $1.22    $0.97    $1.00       --      --
Accumulation unit value at end of period        $2.02   $1.75   $1.60    $1.39    $1.22    $0.97       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     8,594   8,681   5,575    2,931       54        1       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.42   $1.27   $1.06    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of period        $1.49   $1.42   $1.27    $1.06    $1.07    $0.87    $0.95      --
Number of accumulation units outstanding at
end of period (000 omitted)                       160     183     152      183      196       85       61      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.09   $0.98   $0.92    $0.89    $0.73    $0.89    $0.99   $1.00
Accumulation unit value at end of period        $1.20   $1.09   $0.98    $0.92    $0.89    $0.73    $0.89   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       920   1,003   1,225    1,269      914      828      805     637
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.25   $1.12   $1.06    $1.02    $0.85    $1.00       --      --
Accumulation unit value at end of period        $1.37   $1.25   $1.12    $1.06    $1.02    $0.85       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       158     164     204      199       39       --       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.05   $1.00   $0.96    $0.95    $0.73    $1.00       --      --
Accumulation unit value at end of period        $1.31   $1.05   $1.00    $0.96    $0.95    $0.73       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       376     414     430      405       56       41       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.37   $1.26   $1.25    $1.16    $0.93    $0.91    $1.00      --
Accumulation unit value at end of period        $1.39   $1.37   $1.26    $1.25    $1.16    $0.93    $0.91      --
Number of accumulation units outstanding at
end of period (000 omitted)                       343     419     493      560      508      136       42      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.06   $1.04   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.09   $1.06   $1.04    $1.03       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     6,714   3,940   2,496    1,433       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $2.09   $1.88   $1.62    $1.32    $0.96    $1.09    $1.14   $1.00
Accumulation unit value at end of period        $2.38   $2.09   $1.88    $1.62    $1.32    $0.96    $1.09   $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                       551     655   1,057    1,142    1,305    1,744    3,297   3,650
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $2.03   $1.83   $1.57    $1.28    $0.94    $1.06    $1.00      --
Accumulation unit value at end of period        $2.30   $2.03   $1.83    $1.57    $1.28    $0.94    $1.06      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,685   2,508   2,180    1,888    1,114      559      156      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.11   $0.96   $0.81    $0.73    $0.52    $0.66    $0.85   $1.00
Accumulation unit value at end of period        $1.28   $1.11   $0.96    $0.81    $0.73    $0.52    $0.66   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                       204     215     173      188      186      165      476     506
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.64   $1.41   $1.20    $1.08    $1.00       --       --      --
Accumulation unit value at end of period        $1.89   $1.64   $1.41    $1.20    $1.08       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,405   1,396   1,584    1,158       --       --       --      --
-----------------------------------------------------------------------------------------------------------------


 102    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $2.91   $2.45   $2.19    $1.69    $1.26    $1.26    $1.18   $1.00
Accumulation unit value at end of period        $2.27   $2.91   $2.45    $2.19    $1.69    $1.26    $1.26   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                       618     601     752      890      771      926      232      92
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.64   $1.40   $1.40    $1.25    $0.96    $0.98    $0.99   $1.00
Accumulation unit value at end of period        $1.67   $1.64   $1.40    $1.40    $1.25    $0.96    $0.98   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                     4,129   4,204   4,019    3,719    2,346    1,370    1,111     101
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.28   $1.11   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.23   $1.28   $1.11    $1.09       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       128      76      63       40       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.72   $1.49   $1.39    $1.14    $0.88    $1.00       --      --
Accumulation unit value at end of period        $1.65   $1.72   $1.49    $1.39    $1.14    $0.88       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       527     594     613      496      190       61       --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.58   $0.54   $0.53    $0.48    $0.35    $0.51    $0.61   $1.00
Accumulation unit value at end of period        $0.64   $0.58   $0.54    $0.53    $0.48    $0.35    $0.51   $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                     1,684   2,300   3,049    3,250    2,995    2,561    2,597     797
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.77   $1.52   $1.39    $1.26    $1.02    $1.17    $1.11   $1.00
Accumulation unit value at end of period        $1.81   $1.77   $1.52    $1.39    $1.26    $1.02    $1.17   $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                     8,671   9,715   9,517    9,666    1,946    1,063      324      39
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.65   $1.38   $1.27    $1.09    $0.84    $1.00       --      --
Accumulation unit value at end of period        $1.88   $1.65   $1.38    $1.27    $1.09    $0.84       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       644     681     641      671      256       76       --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.23   $1.11   $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.35   $1.23   $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,826   4,149   2,582    1,266       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.44   $1.20   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.46   $1.44   $1.20    $1.12       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       368     274     253      238       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.81   $0.76   $0.75    $0.70    $0.57    $0.77    $0.91   $1.00
Accumulation unit value at end of period        $0.88   $0.81   $0.76    $0.75    $0.70    $0.57    $0.77   $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                        64      60      86      112      106       86       56      89
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $2.92   $2.55   $2.30    $1.85    $1.47    $1.56    $1.41   $1.00
Accumulation unit value at end of period        $2.97   $2.92   $2.55    $2.30    $1.85    $1.47    $1.56   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                     2,604   2,667   2,107    1,519      906      799      626     220
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.09   $0.91   $0.81    $0.72    $0.54    $0.67    $0.88   $1.00
Accumulation unit value at end of period        $1.16   $1.09   $0.91    $0.81    $0.72    $0.54    $0.67   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                        93      91      60       73       49       50       68      77
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.03   $0.93   $0.88    $0.78    $0.61    $0.79    $0.92   $1.00
Accumulation unit value at end of period        $1.00   $1.03   $0.93    $0.88    $0.78    $0.61    $0.79   $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                     1,408   1,710   1,799    1,866    1,380    1,247    1,017     587
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.41   $0.38   $0.35    $0.35    $0.24    $0.42    $0.68   $1.00
Accumulation unit value at end of period        $0.49   $0.41   $0.38    $0.35    $0.35    $0.24    $0.42   $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                        77      91     125      163      254      254      633     769
-----------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    103

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.28   $0.88   $0.68    $0.58    $0.44    $0.60    $0.80   $1.00
Accumulation unit value at end of period        $1.61   $1.28   $0.88    $0.68    $0.58    $0.44    $0.60   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                       440     388     392      446      799      541    1,195   1,077
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.65   $0.59   $0.58    $0.56    $0.44    $0.60    $0.82   $1.00
Accumulation unit value at end of period        $0.74   $0.65   $0.59    $0.58    $0.56    $0.44    $0.60   $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                     5,758     822   1,146    1,326    1,650    2,346    3,152   4,333
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.57   $0.51   $0.46    $0.39    $0.30    $0.42    $0.70   $1.00
Accumulation unit value at end of period        $0.69   $0.57   $0.51    $0.46    $0.39    $0.30    $0.42   $0.70
Number of accumulation units outstanding at
end of period (000 omitted)                       187     202     304      370      411      456      951   1,050
-----------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.90   $0.78   $0.78    $0.73    $0.58    $0.78    $0.89   $1.00
Accumulation unit value at end of period        $0.90   $0.90   $0.78    $0.78    $0.73    $0.58    $0.78   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       141     142     217      251      276      243      230     225
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.17   $0.97   $0.89    $0.79    $0.62    $0.71    $0.95   $1.00
Accumulation unit value at end of period        $1.28   $1.17   $0.97    $0.89    $0.79    $0.62    $0.71   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        72      74      31       34       --       --       --      11
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.19   $1.03   $1.01    $0.92    $0.75    $0.91    $1.00   $1.00
Accumulation unit value at end of period        $1.16   $1.19   $1.03    $1.01    $0.92    $0.75    $0.91   $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        55      57      57       55       38       38       23      18
-----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.03      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         2      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS* (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.64   $1.44   $1.41    $1.14    $0.89    $1.06    $0.95   $1.00
Accumulation unit value at end of period        $1.67   $1.64   $1.44    $1.41    $1.14    $0.89    $1.06   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       389     406     431      497      556       47      100      44
*Baron Capital Asset Fund, Insurance Shares reorganized into LVIP Baron Growth Opportunities Fund - Service Class on June 4, 2007.
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.19   $1.13   $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of period        $1.30   $1.19   $1.13    $1.10    $1.02       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        41      46      48       34       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.02   $0.92   $0.87    $0.79    $0.66    $0.84    $1.02   $1.00
Accumulation unit value at end of period        $1.11   $1.02   $0.92    $0.87    $0.79    $0.66    $0.84   $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                       940   1,195   1,812    1,911    1,935    1,503    1,473     440
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.22   $1.10   $1.04    $0.95    $0.80    $1.00       --      --
Accumulation unit value at end of period        $1.33   $1.22   $1.10    $1.04    $0.95    $0.80       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        59      59      48       50       39       --       --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.96   $0.86   $0.83    $0.79    $0.60    $0.89    $0.95   $1.00
Accumulation unit value at end of period        $0.97   $0.96   $0.86    $0.83    $0.79    $0.60    $0.89   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        97     125     155      314      440      403    1,229   1,292
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.16   $1.04   $1.01    $0.96    $0.73    $1.00       --      --
Accumulation unit value at end of period        $1.17   $1.16   $1.04    $1.01    $0.96    $0.73       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        28      36      37       44       14        9       --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.84   $0.77   $0.73    $0.64    $0.52    $0.70    $0.90   $1.00
Accumulation unit value at end of period        $0.94   $0.84   $0.77    $0.73    $0.64    $0.52    $0.70   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                       143     160     253      401      360      915    1,090   1,014
-----------------------------------------------------------------------------------------------------------------


 104    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.29   $1.17   $1.16    $1.06    $0.93    $1.00       --      --
Accumulation unit value at end of period        $1.32   $1.29   $1.17    $1.16    $1.06    $0.93       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,837   1,838   1,817    1,812      261       26       --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.23   $0.95   $0.83    $0.64    $0.48    $0.63    $0.85   $1.00
Accumulation unit value at end of period        $1.55   $1.23   $0.95    $0.83    $0.64    $0.48    $0.63   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                     1,429   1,801   2,285    2,496    2,767    2,321    2,824   1,785
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $2.15   $1.67   $1.45    $1.14    $0.85    $1.00       --      --
Accumulation unit value at end of period        $2.70   $2.15   $1.67    $1.45    $1.14    $0.85       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        67      54      78       55       11       10       --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.43   $1.35   $1.31    $1.24    $0.97    $1.00       --      --
Accumulation unit value at end of period        $1.61   $1.43   $1.35    $1.31    $1.24    $0.97       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,102   2,445   2,161    1,178       41        4       --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.65   $1.43   $1.27    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of period        $1.73   $1.65   $1.43    $1.27    $1.09    $0.77       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,359   1,356   1,219    1,120      508       78       --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.19   $1.11   $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period        $1.17   $1.19   $1.11    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        30      60      39       69        1       --       --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.94   $1.72   $1.59    $1.35    $0.95    $1.00       --      --
Accumulation unit value at end of period        $1.88   $1.94   $1.72    $1.59    $1.35    $0.95       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       165     175     207      177       47        5       --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.35   $1.28   $1.27    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of period        $1.46   $1.35   $1.28    $1.27    $1.19    $1.03       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     7,734   5,050   3,662    2,643      514       73       --      --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.03      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,846      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.32   $1.16   $1.12    $1.02    $0.81    $1.00       --      --
Accumulation unit value at end of period        $1.23   $1.32   $1.16    $1.12    $1.02    $0.81       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        95      91      83       76       26       22       --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.16   $1.15   $1.03    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of period        $1.14   $1.16   $1.15    $1.03    $0.98    $0.84       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       215     257     241      279      147       12       --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.15   $1.12   $1.11    $1.08    $1.05    $1.00       --      --
Accumulation unit value at end of period        $1.19   $1.15   $1.12    $1.11    $1.08    $1.05       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        26      25      24       19       12       12       --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.96   $0.76   $0.69    $0.60    $0.48    $0.59    $0.75   $1.00
Accumulation unit value at end of period        $1.02   $0.96   $0.76    $0.69    $0.60    $0.48    $0.59   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                     2,217   2,623   3,009    3,491    3,064    3,437    4,040   2,678
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.27   $1.15   $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period        $1.25   $1.27   $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         6       6      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    105

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.44   $1.25   $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.24   $1.44   $1.25    $1.18       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        74     579      56       56       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.58   $0.56   $0.50    $0.43    $0.33    $0.48    $0.74   $1.00
Accumulation unit value at end of period        $0.59   $0.58   $0.56    $0.50    $0.43    $0.33    $0.48   $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                     2,462   2,581   3,228    3,619    3,345    3,966    4,624   2,513
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.05   $0.93   $0.91    $0.84    $0.71    $0.83    $0.94   $1.00
Accumulation unit value at end of period        $1.05   $1.05   $0.93    $0.91    $0.84    $0.71    $0.83   $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                       764     787   1,045    1,151      439      426      178      51
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.07   $1.04   $1.03    $1.03    $1.04    $1.05    $1.03   $1.00
Accumulation unit value at end of period        $1.10   $1.07   $1.04    $1.03    $1.03    $1.04    $1.05   $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                     2,288   1,592   2,283    1,884    2,410    4,222    3,979   2,613
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.25   $1.21   $1.21    $1.17    $1.14    $1.09    $1.03   $1.00
Accumulation unit value at end of period        $1.29   $1.25   $1.21    $1.21    $1.17    $1.14    $1.09   $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                    11,858   7,847   4,589    4,594      337      264      317      64
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.85   $1.57   $1.40    $1.20    $0.87    $1.09    $1.08   $1.00
Accumulation unit value at end of period        $1.97   $1.85   $1.57    $1.40    $1.20    $0.87    $1.09   $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                     5,845   5,092   2,962    1,191      666      368      223      66
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
period                                          $2.03   $1.54   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period        $2.77   $2.03   $1.54    $1.17       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,758   1,815   1,627      822       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $0.99      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,528      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.03   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period        $1.09   $1.03      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     4,805   3,021      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.55   $0.50   $0.47    $0.44    $0.36    $0.50    $0.74   $1.00
Accumulation unit value at end of period        $0.55   $0.55   $0.50    $0.47    $0.44    $0.36    $0.50   $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                     2,181      97     109       80      141       35       83     211
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.25   $1.15   $1.12    $1.02    $0.83    $0.90    $0.87   $1.00
Accumulation unit value at end of period        $1.26   $1.25   $1.15    $1.12    $1.02    $0.83    $0.90   $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                     1,496   1,611   1,087      834      579      835      633     310
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
period                                          $1.19   $1.12   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.20   $1.19   $1.12    $1.10       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,352     987      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
period                                          $1.57   $1.28   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.74   $1.57   $1.28    $1.14       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      246       --       --       --      --
-----------------------------------------------------------------------------------------------------------------

 106    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.81   $0.71   $0.68    $0.65    $0.51    $0.67    $0.83   $1.00
Accumulation unit value at end of period        $0.82   $0.81   $0.71    $0.68    $0.65    $0.51    $0.67   $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                     8,999   9,362   9,338    7,431      384      138      565     479
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.33   $1.13   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.30   $1.33   $1.13    $1.10       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        15      18      18       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.41   $1.43   $1.32    $1.23    $1.02    $1.00       --      --
Accumulation unit value at end of period        $1.58   $1.41   $1.43    $1.32    $1.23    $1.02       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       239     280     321      231       14       11       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.00      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.34   $1.18   $1.15    $1.06    $1.00       --       --      --
Accumulation unit value at end of period        $1.39   $1.34   $1.18    $1.15    $1.06       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        63      12      10       10       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
period                                          $1.24   $1.09   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.30   $1.24   $1.09    $1.10       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                        $1.17   $1.14   $1.14    $1.15    $1.15    $1.10    $1.05   $1.00
Accumulation unit value at end of period        $1.21   $1.17   $1.14    $1.14    $1.15    $1.15    $1.10   $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                     3,169   3,280   3,298    3,266    2,667    2,375    1,609     272
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.30   $1.18   $1.15    $0.98    $0.67    $0.83    $0.90   $1.00
Accumulation unit value at end of period        $1.23   $1.30   $1.18    $1.15    $0.98    $0.67    $0.83   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                       601     679     723      878      759      350      367     173
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
period                                          $1.56   $1.32   $1.27    $1.07    $0.79    $1.00       --      --
Accumulation unit value at end of period        $1.47   $1.56   $1.32    $1.27    $1.07    $0.79       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,965   2,526   2,431    1,175       48       22       --      --
-----------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $2.68   $2.24   $2.04    $1.82    $1.24    $1.44    $1.13   $1.00
Accumulation unit value at end of period        $2.74   $2.68   $2.24    $2.04    $1.82    $1.24    $1.44   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                       290     295     390      429      432      599      467     173
-----------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $2.43   $2.14   $2.00    $1.62    $1.17    $1.38    $1.15   $1.00
Accumulation unit value at end of period        $2.35   $2.43   $2.14    $2.00    $1.62    $1.17    $1.38   $1.15
Number of accumulation units outstanding at
end of period (000 omitted)                       134     150     217      233      228      227      115     284
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
period                                          $1.48   $1.30   $1.21    $1.07    $1.00       --       --      --
Accumulation unit value at end of period        $1.47   $1.48   $1.30    $1.21    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       285     212      91       91       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of
period                                          $1.17   $1.07   $1.10    $1.04    $1.00       --       --      --
Accumulation unit value at end of period        $1.33   $1.17   $1.07    $1.10    $1.04       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       901     997     929      369       --       --       --      --
-----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    107

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
period                                          $1.49   $1.23   $1.21    $1.06    $1.00       --       --      --
Accumulation unit value at end of period        $1.52   $1.49   $1.23    $1.21    $1.06       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         8       8      10        7       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of
period                                          $1.47   $1.35   $1.20    $1.04    $1.00       --       --      --
Accumulation unit value at end of period        $1.52   $1.47   $1.35    $1.20    $1.04       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of
period                                          $1.65   $1.44   $1.31    $1.07    $1.00       --       --      --
Accumulation unit value at end of period        $1.66   $1.65   $1.44    $1.31    $1.07       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       786     681     674      379       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
period                                          $2.71   $2.37   $2.10    $1.78    $1.27    $1.44    $1.29   $1.00
Accumulation unit value at end of period        $2.54   $2.71   $2.37    $2.10    $1.78    $1.27    $1.44   $1.29
Number of accumulation units outstanding at
end of period (000 omitted)                       187     205     377      425      433      865      548     486
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.71   $1.50   $1.46    $1.26    $0.98    $1.00       --      --
Accumulation unit value at end of period        $1.65   $1.71   $1.50    $1.46    $1.26    $0.98       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     8,528   8,457   6,565    3,087       53        9       --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.68   $1.47   $1.36    $1.21    $0.96    $1.00       --      --
Accumulation unit value at end of period        $1.70   $1.68   $1.47    $1.36    $1.21    $0.96       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       289     209     211      231       50        2       --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $0.85      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       683      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period        $1.12      --      --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $2.74   $2.01   $1.75    $1.30    $0.96    $1.00       --      --
Accumulation unit value at end of period        $2.24   $2.74   $2.01    $1.75    $1.30    $0.96       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        43      49      36       32       16       --       --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $2.15   $1.58   $1.38    $1.00       --       --       --      --
Accumulation unit value at end of period        $1.75   $2.15   $1.58    $1.38       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       308     212     256      204       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.42   $1.05   $0.88    $0.68    $0.47    $0.55    $0.71   $1.00
Accumulation unit value at end of period        $1.63   $1.42   $1.05    $0.88    $0.68    $0.47    $0.55   $0.71
Number of accumulation units outstanding at
end of period (000 omitted)                     2,616   2,570   2,094    1,370      371      397      402     434
* Effective June 1, 2008, the Fund will
  change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.79   $1.68   $1.54    $1.32    $0.93    $1.14    $1.04   $1.00
Accumulation unit value at end of period        $1.86   $1.79   $1.68    $1.54    $1.32    $0.93    $1.14   $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                     1,972   1,471   1,241      640      107       67       77      31
* Effective June 1, 2008, the Fund will
  change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.15   $1.04   $1.00    $0.93    $0.77    $0.90    $0.98   $1.00
Accumulation unit value at end of period        $1.22   $1.15   $1.04    $1.00    $0.93    $0.77    $0.90   $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                     4,566   5,992   7,230    7,602    8,104    7,521    7,089   2,048
-----------------------------------------------------------------------------------------------------------------


 108    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.24   $1.03   $1.02    $0.93    $0.75    $1.00    $1.09   $1.00
Accumulation unit value at end of period        $1.21   $1.24   $1.03    $1.02    $0.93    $0.75    $1.00   $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                     1,116   1,140   1,089    1,072      883      714      448      53
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.38   $1.18   $1.14    $1.04    $0.83    $1.05    $1.13   $1.00
Accumulation unit value at end of period        $1.39   $1.38   $1.18    $1.14    $1.04    $0.83    $1.05   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                     1,702   2,527   3,235    3,406    3,317    3,205    1,972     437
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
period                                          $1.00   $0.84   $0.78    $0.72    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of period        $1.11   $1.00   $0.84    $0.78    $0.72    $0.56    $0.74   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       603     795     693      774      667      537      375      74
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.72   $0.63   $0.66    $0.62    $0.51    $0.69    $0.87   $1.00
Accumulation unit value at end of period        $0.73   $0.72   $0.63    $0.66    $0.62    $0.51    $0.69   $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                       841     721   1,055    1,109      783      534      367     206
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.70   $0.69   $0.66    $0.65    $0.52    $0.74    $0.95   $1.00
Accumulation unit value at end of period        $0.74   $0.70   $0.69    $0.66    $0.65    $0.52    $0.74   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                     6,463   8,246   9,820   10,150   10,578   10,235   10,689   4,598
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.06   $1.04   $1.02    $1.03    $1.04    $1.04    $1.02   $1.00
Accumulation unit value at end of period        $1.10   $1.06   $1.04    $1.02    $1.03    $1.04    $1.04   $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                     1,610   2,138   2,569    2,899    3,637    5,843    8,907   2,106
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.50   $0.41   $0.40    $0.35    $0.25    $0.41    $0.56   $1.00
Accumulation unit value at end of period        $0.56   $0.50   $0.41    $0.40    $0.35    $0.25    $0.41   $0.56
Number of accumulation units outstanding at
end of period (000 omitted)                     2,318   2,796   2,884    3,349    3,200    3,011    3,655   2,209
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.34   $1.31   $1.30    $1.27    $1.19    $1.12    $1.06   $1.00
Accumulation unit value at end of period        $1.40   $1.34   $1.31    $1.30    $1.27    $1.19    $1.12   $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                     3,379   2,039   1,586    1,514    1,482    1,583    1,373     321
-----------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    109

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.70   $1.53   $1.47   $1.35   $1.00
Accumulation unit value at end of period                        $1.70   $1.70   $1.53   $1.47   $1.35
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,055   1,134   1,187     889     380
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.52   $1.46   $1.36   $1.30   $1.00
Accumulation unit value at end of period                        $1.67   $1.52   $1.46   $1.36   $1.30
Number of accumulation units outstanding at end of period (000
omitted)                                                          492     190      32      34      27
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.90   $1.66   $1.54   $1.36   $1.00
Accumulation unit value at end of period                        $2.07   $1.90   $1.66   $1.54   $1.36
Number of accumulation units outstanding at end of period (000
omitted)                                                          104      87      83      75      14
-----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                  $1.08   $1.00      --      --      --
Accumulation unit value at end of period                        $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          784      --      --      --      --
-----------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.24   $1.14   $1.08   $1.00      --
Accumulation unit value at end of period                        $1.34   $1.24   $1.14   $1.08      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          129     169     183     111      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                  $1.42   $1.29   $1.27   $1.18   $1.00
Accumulation unit value at end of period                        $1.44   $1.42   $1.29   $1.27   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                           74     125     122     115      74
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                  $1.59   $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period                        $1.87   $1.59   $1.49   $1.46   $1.41
Number of accumulation units outstanding at end of period (000
omitted)                                                          213     220     211     189     131
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                  $1.72   $1.49   $1.45   $1.32   $1.00
Accumulation unit value at end of period                        $1.78   $1.72   $1.49   $1.45   $1.32
Number of accumulation units outstanding at end of period (000
omitted)                                                          528     534     573     531     265
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                  $1.83   $1.37   $1.20   $1.00      --
Accumulation unit value at end of period                        $1.90   $1.83   $1.37   $1.20      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,964   1,349   1,084     567      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                  $1.47   $1.50   $1.33   $1.24   $1.00
Accumulation unit value at end of period                        $1.64   $1.47   $1.50   $1.33   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                          260     271     254     231     185
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.05   $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                        $1.14   $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,910   3,238   2,800   1,194      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.53   $1.25   $1.12   $1.00      --
Accumulation unit value at end of period                        $1.78   $1.53   $1.25   $1.12      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------


 110    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $0.90      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.02   $1.07   $1.06   $1.00      --
Accumulation unit value at end of period                        $1.21   $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          658   1,499     644     268      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.31   $1.13   $1.09   $1.00      --
Accumulation unit value at end of period                        $1.22   $1.31   $1.13   $1.09      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      14      --
-----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                  $1.07   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          549     883      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,907      --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                  $1.43   $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                        $1.37   $1.43   $1.21   $1.17      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,104      --      --      --      --
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.29   $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                        $1.28   $1.29   $1.21   $1.13      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.08   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                        $1.21   $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          359     641     373     177      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                        $1.27   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.51   $1.26   $1.14   $1.00      --
Accumulation unit value at end of period                        $1.55   $1.51   $1.26   $1.14      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $0.98      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,011      --      --      --      --
-----------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    111

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period                  $1.34   $1.25   $1.20   $1.15   $1.00
Accumulation unit value at end of period                        $1.41   $1.34   $1.25   $1.20   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                          201     177     189     161      77
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class
2.
-----------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.08   $1.05   $1.04   $1.02   $1.00
Accumulation unit value at end of period                        $1.11   $1.08   $1.05   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,572   2,734   2,737   1,660     568
-----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.67   $1.51   $1.41   $1.31   $1.00
Accumulation unit value at end of period                        $1.77   $1.67   $1.51   $1.41   $1.31
Number of accumulation units outstanding at end of period (000
omitted)                                                          766     843     854     479     264
-----------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.78   $1.63   $1.56   $1.40   $1.00
Accumulation unit value at end of period                        $1.94   $1.78   $1.63   $1.56   $1.40
Number of accumulation units outstanding at end of period (000
omitted)                                                          512     547     566     259     155
-----------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.31   $1.22   $1.23   $1.15   $1.00
Accumulation unit value at end of period                        $1.32   $1.31   $1.22   $1.23   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,567   1,707   1,801   1,405     833
-----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $2.17   $1.79   $1.57   $1.35   $1.00
Accumulation unit value at end of period                        $2.45   $2.17   $1.79   $1.57   $1.35
Number of accumulation units outstanding at end of period (000
omitted)                                                          707     749     663     508     247
-----------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.57   $1.51   $1.48   $1.40   $1.00
Accumulation unit value at end of period                        $1.73   $1.57   $1.51   $1.48   $1.40
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,262   1,332   1,249   1,032     482
-----------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $2.01   $1.69   $1.55   $1.31   $1.00
Accumulation unit value at end of period                        $1.83   $2.01   $1.69   $1.55   $1.31
Number of accumulation units outstanding at end of period (000
omitted)                                                          607     612     579     541     292
-----------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                  $1.23   $1.18   $1.21   $1.13   $1.00
Accumulation unit value at end of period                        $1.25   $1.23   $1.18   $1.21   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,243   2,365   2,195   1,451     530
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.86   $1.69   $1.47   $1.30   $1.00
Accumulation unit value at end of period                        $2.15   $1.86   $1.69   $1.47   $1.30
Number of accumulation units outstanding at end of period (000
omitted)                                                        5,485   5,340   3,492   2,521     949
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.48   $1.41   $1.36   $1.34   $1.00
Accumulation unit value at end of period                        $1.85   $1.48   $1.41   $1.36   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                          216     204     212     256      63
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.06   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                        $1.09   $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        3,093   1,151     850     387      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $2.19   $1.98   $1.71   $1.39   $1.00
Accumulation unit value at end of period                        $2.49   $2.19   $1.98   $1.71   $1.39
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,807   1,634   1,386   1,244     537
-----------------------------------------------------------------------------------------------------


 112    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $2.21   $1.91   $1.63   $1.46   $1.00
Accumulation unit value at end of period                        $2.55   $2.21   $1.91   $1.63   $1.46
Number of accumulation units outstanding at end of period (000
omitted)                                                          741     657     602     449      31
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $2.40   $2.02   $1.81   $1.40   $1.00
Accumulation unit value at end of period                        $1.87   $2.40   $2.02   $1.81   $1.40
Number of accumulation units outstanding at end of period (000
omitted)                                                          185      47      61      33       9
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.31   $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                        $1.34   $1.31   $1.12   $1.12      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          183     177     140     122      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.28   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                        $1.23   $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --       1       2      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $2.06   $1.79   $1.67   $1.37   $1.00
Accumulation unit value at end of period                        $1.98   $2.06   $1.79   $1.67   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                          388     415     407     377     249
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.67   $1.56   $1.51   $1.38   $1.00
Accumulation unit value at end of period                        $1.83   $1.67   $1.56   $1.51   $1.38
Number of accumulation units outstanding at end of period (000
omitted)                                                          289     304     258     237     132
-----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $1.77   $1.52   $1.39   $1.26   $1.00
Accumulation unit value at end of period                        $1.80   $1.77   $1.52   $1.39   $1.26
Number of accumulation units outstanding at end of period (000
omitted)                                                        4,249   4,678   4,175   4,271   2,556
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                  $2.03   $1.70   $1.56   $1.34   $1.00
Accumulation unit value at end of period                        $2.30   $2.03   $1.70   $1.56   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                          554     551     582     494     287
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.23   $1.11   $1.16   $1.00      --
Accumulation unit value at end of period                        $1.34   $1.23   $1.11   $1.16      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        3,063   1,940   1,079     474      --
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.44   $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                        $1.45   $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           26      24      16      16      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.52   $1.33   $1.20   $1.00      --
Accumulation unit value at end of period                        $1.55   $1.52   $1.33   $1.20      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,826   1,418     863     435      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $0.94      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,250      --      --      --      --
-----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    113

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                  $1.43   $1.35   $1.32   $1.23   $1.00
Accumulation unit value at end of period                        $1.56   $1.43   $1.35   $1.32   $1.23
Number of accumulation units outstanding at end of period (000
omitted)                                                          189     216     205     197      87
-----------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                  $1.61   $1.45   $1.40   $1.34   $1.00
Accumulation unit value at end of period                        $1.62   $1.61   $1.45   $1.40   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                           78      78      79     116      49
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                  $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period                        $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                        3,481   3,622   3,293   3,031   1,127
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                  $2.53   $1.96   $1.71   $1.34   $1.00
Accumulation unit value at end of period                        $3.17   $2.53   $1.96   $1.71   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                          166      99     190     174      48
-----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.50   $1.42   $1.37   $1.31   $1.00
Accumulation unit value at end of period                        $1.69   $1.50   $1.42   $1.37   $1.31
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,307   1,484   1,669   1,265     187
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $2.22   $1.92   $1.71   $1.46   $1.00
Accumulation unit value at end of period                        $2.32   $2.22   $1.92   $1.71   $1.46
Number of accumulation units outstanding at end of period (000
omitted)                                                          302     307     237     201      56
-----------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.39   $1.30   $1.29   $1.20   $1.00
Accumulation unit value at end of period                        $1.37   $1.39   $1.30   $1.29   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                          327     315     404     484     274
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $2.06   $1.83   $1.69   $1.44   $1.00
Accumulation unit value at end of period                        $2.00   $2.06   $1.83   $1.69   $1.44
Number of accumulation units outstanding at end of period (000
omitted)                                                          300     301     404     435     155
-----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.30   $1.23   $1.22   $1.14   $1.00
Accumulation unit value at end of period                        $1.40   $1.30   $1.23   $1.22   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                        7,130   5,107   3,886   3,250   1,732
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,327      --      --      --      --
-----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.67   $1.46   $1.41   $1.29   $1.00
Accumulation unit value at end of period                        $1.54   $1.67   $1.46   $1.41   $1.29
Number of accumulation units outstanding at end of period (000
omitted)                                                           85     100     106     102      86
-----------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.41   $1.40   $1.25   $1.19   $1.00
Accumulation unit value at end of period                        $1.38   $1.41   $1.40   $1.25   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                          141     132     125      93      30
-----------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $2.14   $1.70   $1.54   $1.35   $1.00
Accumulation unit value at end of period                        $2.28   $2.14   $1.70   $1.54   $1.35
Number of accumulation units outstanding at end of period (000
omitted)                                                          409     434     492     469     199
-----------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.52   $1.39   $1.34   $1.27   $1.00
Accumulation unit value at end of period                        $1.51   $1.52   $1.39   $1.34   $1.27
Number of accumulation units outstanding at end of period (000
omitted)                                                            8       7       7       7       7
-----------------------------------------------------------------------------------------------------

 114    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.44   $1.25   $1.18   $1.00      --
Accumulation unit value at end of period                        $1.24   $1.44   $1.25   $1.18      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           17     252      14      --      --
-----------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.78   $1.71   $1.55   $1.33   $1.00
Accumulation unit value at end of period                        $1.82   $1.78   $1.71   $1.55   $1.33
Number of accumulation units outstanding at end of period (000
omitted)                                                           12      14      15      14      11
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                  $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period                        $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                        4,213   3,193     568     568   1,098
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period                  $1.09   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period                        $1.13   $1.09   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                        5,832   3,371   1,113   1,080     392
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period                  $2.22   $1.88   $1.69   $1.45   $1.00
Accumulation unit value at end of period                        $2.36   $2.22   $1.88   $1.69   $1.45
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,516   1,840     959     443     208
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                  $2.03   $1.54   $1.17   $1.00      --
Accumulation unit value at end of period                        $2.76   $2.03   $1.54   $1.17      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          879     816     668     383      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $0.99      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,535      --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                  $1.03   $1.00      --      --      --
Accumulation unit value at end of period                        $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,852   1,533      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                  $1.52   $1.39   $1.30   $1.22   $1.00
Accumulation unit value at end of period                        $1.55   $1.52   $1.39   $1.30   $1.22
Number of accumulation units outstanding at end of period (000
omitted)                                                          556      26      28      22      14
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.21   $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                        $1.21   $1.21   $1.11   $1.08      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          514     456     161      20      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                  $1.19   $1.12   $1.10   $1.00      --
Accumulation unit value at end of period                        $1.20   $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,408     549      10      10      --
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                  $1.56   $1.28   $1.14   $1.00      --
Accumulation unit value at end of period                        $1.74   $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.25   $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                        $1.27   $1.25   $1.10   $1.05      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,207   2,461   2,259   1,547      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.33   $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                        $1.30   $1.33   $1.13   $1.10      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           15      15      16      16      --
-----------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    115

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                  $1.44   $1.47   $1.35   $1.26   $1.00
Accumulation unit value at end of period                        $1.62   $1.44   $1.47   $1.35   $1.26
Number of accumulation units outstanding at end of period (000
omitted)                                                          141     159     171     135       3
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.00      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period                  $1.63   $1.44   $1.40   $1.29   $1.00
Accumulation unit value at end of period                        $1.69   $1.63   $1.44   $1.40   $1.29
Number of accumulation units outstanding at end of period (000
omitted)                                                          565     658     702     731     508
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                  $1.24   $1.09   $1.10   $1.00      --
Accumulation unit value at end of period                        $1.29   $1.24   $1.09   $1.10      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           15      15       8      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                  $1.01   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                        $1.05   $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,896   1,370   1,541   1,552   1,170
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                  $2.04   $1.72   $1.65   $1.40   $1.00
Accumulation unit value at end of period                        $1.91   $2.04   $1.72   $1.65   $1.40
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,168     944     947     581      99
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                  $1.77   $1.55   $1.44   $1.28   $1.00
Accumulation unit value at end of period                        $1.76   $1.77   $1.55   $1.44   $1.28
Number of accumulation units outstanding at end of period (000
omitted)                                                          213     183      78      77      66
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period                  $1.34   $1.23   $1.26   $1.20   $1.00
Accumulation unit value at end of period                        $1.53   $1.34   $1.23   $1.26   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                          323     370     348     218      99
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                  $1.77   $1.47   $1.44   $1.27   $1.00
Accumulation unit value at end of period                        $1.81   $1.77   $1.47   $1.44   $1.27
Number of accumulation units outstanding at end of period (000
omitted)                                                          146     150     151     146      68
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                  $1.85   $1.69   $1.51   $1.31   $1.00
Accumulation unit value at end of period                        $1.91   $1.85   $1.69   $1.51   $1.31
Number of accumulation units outstanding at end of period (000
omitted)                                                           14      17      18      13      13
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                  $2.16   $1.89   $1.71   $1.40   $1.00
Accumulation unit value at end of period                        $2.18   $2.16   $1.89   $1.71   $1.40
Number of accumulation units outstanding at end of period (000
omitted)                                                          265     210     179     132      53
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.77   $1.55   $1.51   $1.31   $1.00
Accumulation unit value at end of period                        $1.70   $1.77   $1.55   $1.51   $1.31
Number of accumulation units outstanding at end of period (000
omitted)                                                        3,992   3,854   2,940   1,561     157
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $1.79   $1.57   $1.45   $1.29   $1.00
Accumulation unit value at end of period                        $1.80   $1.79   $1.57   $1.45   $1.29
Number of accumulation units outstanding at end of period (000
omitted)                                                          245     226     197     192     117
-----------------------------------------------------------------------------------------------------


 116    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $0.85      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          450      --      --      --      --
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period                  $2.99   $2.20   $1.91   $1.42   $1.00
Accumulation unit value at end of period                        $2.44   $2.99   $2.20   $1.91   $1.42
Number of accumulation units outstanding at end of period (000
omitted)                                                           48      45      47      49      29
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $2.14   $1.58   $1.38   $1.00      --
Accumulation unit value at end of period                        $1.75   $2.14   $1.58   $1.38      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          129      89     102      44      --
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                  $1.94   $1.44   $1.20   $1.00      --
Accumulation unit value at end of period                        $2.23   $1.94   $1.44   $1.20      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          726     601     413     214      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                  $1.34   $1.27   $1.15   $1.00      --
Accumulation unit value at end of period                        $1.39   $1.34   $1.27   $1.15      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        1,212     727     609     300      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.23   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                        $1.31   $1.23   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           --      --      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.32   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                        $1.28   $1.32   $1.10   $1.08      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          211      --      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.31   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                        $1.32   $1.31   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           28      27      28      17      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.42   $1.20   $1.11   $1.00      --
Accumulation unit value at end of period                        $1.58   $1.42   $1.20   $1.11      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           18      19      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.16   $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                        $1.17   $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           19      19      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.08   $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                        $1.14   $1.08   $1.07   $1.03      --
Number of accumulation units outstanding at end of period (000
omitted)                                                          120     148      93      17      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.03   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                        $1.07   $1.03   $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           10       5       4      --      --
-----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    117

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.34   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                        $1.50   $1.34   $1.11   $1.06      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            5       5      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.06   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                        $1.11   $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
omitted)                                                        2,364     639      80      --      --
-----------------------------------------------------------------------------------------------------




 118    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of period  $1.57   $1.41   $1.36   $1.25   $0.95    $1.00       --       --
Accumulation unit value at end of period        $1.56   $1.57   $1.41   $1.36   $1.25    $0.95       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        99     111     124     123      83       --       --       --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of period  $0.70   $0.67   $0.63   $0.60   $0.47    $0.63    $0.83    $1.00
Accumulation unit value at end of period        $0.77   $0.70   $0.67   $0.63   $0.60    $0.47    $0.63    $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                     2,002   2,777   3,612   4,617   5,063    5,490   10,247    8,641
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of period  $1.17   $1.12   $1.05   $1.00   $0.79    $1.00       --       --
Accumulation unit value at end of period        $1.29   $1.17   $1.12   $1.05   $1.00    $0.79       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       282   1,208     192     121      18       --       --       --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of period  $1.27   $1.11   $1.03   $0.90   $0.68    $0.88    $0.97    $1.00
Accumulation unit value at end of period        $1.39   $1.27   $1.11   $1.03   $0.90    $0.68    $0.88    $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                       787   1,099   1,197   1,399   1,743    1,419    3,126    3,627
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period  $1.75   $1.53   $1.42   $1.25   $0.94    $1.00       --       --
Accumulation unit value at end of period        $1.90   $1.75   $1.53   $1.42   $1.25    $0.94       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       113     117     119      52      11       --       --       --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period  $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.15   $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,491   2,734      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period  $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.14   $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.03      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.04      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       766      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period  $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.12   $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period  $1.38   $1.26   $1.23   $1.15   $1.00       --       --       --
Accumulation unit value at end of period        $1.40   $1.38   $1.26   $1.23   $1.15       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        11      11      11      11      --       --       --       --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of period  $0.47   $0.44   $0.43   $0.41   $0.29    $0.51    $0.70    $1.00
Accumulation unit value at end of period        $0.55   $0.47   $0.44   $0.43   $0.41    $0.29    $0.51    $0.70
Number of accumulation units outstanding at
end of period (000 omitted)                     1,834   2,665   2,981   3,267   3,866    3,655    6,380    9,543
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period  $1.61   $1.40   $1.36   $1.24   $0.95    $1.00       --       --
Accumulation unit value at end of period        $1.66   $1.61   $1.40   $1.36   $1.24    $0.95       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       229     227     230      79      20        1       --       --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period  $1.82   $1.37   $1.20   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.90   $1.82   $1.37   $1.20      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,174   2,166   1,624     627      --       --       --       --
----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    119

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of period  $0.68   $0.70   $0.62   $0.58   $0.48    $0.70    $0.86    $1.00
Accumulation unit value at end of period        $0.76   $0.68   $0.70   $0.62   $0.58    $0.48    $0.70    $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                     2,262   3,220   3,655   3,938   4,901    4,631    7,466    9,298
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period  $1.30   $1.28   $1.27   $1.25   $1.23    $1.16    $1.09    $1.00
Accumulation unit value at end of period        $1.34   $1.30   $1.28   $1.27   $1.25    $1.23    $1.16    $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                       846     862     889     920     966    1,192    1,123      319
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.05   $1.05   $1.05   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.13   $1.05   $1.05   $1.05      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,871   2,934   2,335     799      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period  $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.25   $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $0.90      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period  $0.96   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.14   $0.96      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        11     178      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.31   $1.13   $1.09   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.22   $1.31   $1.13   $1.09      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        90      87      91      41      --       --       --       --
----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period  $1.07   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.07   $1.07      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      40      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.12      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,665      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.14      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period  $1.03   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $0.99   $1.03      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,509      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.10      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (02/11/2000)
Accumulation unit value at beginning of period  $0.79   $0.79   $0.75   $0.67   $0.48    $0.69    $0.83    $1.00
Accumulation unit value at end of period        $0.87   $0.79   $0.79   $0.75   $0.67    $0.48    $0.69    $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                       203     326     342     364     530      329      852    1,637
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period  $0.98   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $0.98   $0.98      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------


 120    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.07   $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.21   $1.07   $1.05   $1.03      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       562     865     513     206      --       --       --       --
----------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of period  $1.47   $1.37   $1.34   $1.29   $1.00       --       --       --
Accumulation unit value at end of period        $1.56   $1.47   $1.37   $1.34   $1.29       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.20   $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.27   $1.20   $1.05   $1.03      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       160     157     160      88      --       --       --       --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.09      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period  $1.06   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.09   $1.06      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $0.98      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       882      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period  $1.32   $1.22   $1.18   $1.13   $1.00    $1.00       --       --
Accumulation unit value at end of period        $1.38   $1.32   $1.22   $1.18   $1.13    $1.00       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                         7       7       7       7       7       --       --       --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period  $1.11   $1.09   $1.08   $1.06   $1.04    $1.00       --       --
Accumulation unit value at end of period        $1.15   $1.11   $1.09   $1.08   $1.06    $1.04       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       309     298     307     329     310       --       --       --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period  $1.55   $1.40   $1.31   $1.22   $0.96    $1.00       --       --
Accumulation unit value at end of period        $1.65   $1.55   $1.40   $1.31   $1.22    $0.96       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       113     124     147      89      90       21       --       --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period  $1.71   $1.57   $1.50   $1.34   $0.98    $1.00       --       --
Accumulation unit value at end of period        $1.87   $1.71   $1.57   $1.50   $1.34    $0.98       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        18      15      19      16      14       --       --       --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period  $1.37   $1.28   $1.28   $1.20   $1.03    $1.00       --       --
Accumulation unit value at end of period        $1.38   $1.37   $1.28   $1.28   $1.20    $1.03       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       167     167     170     181     123       --       --       --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period  $1.93   $1.60   $1.40   $1.20   $0.93    $1.00       --       --
Accumulation unit value at end of period        $2.18   $1.93   $1.60   $1.40   $1.20    $0.93       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       135     166     163     169     123       --       --       --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period  $1.48   $1.42   $1.39   $1.32   $0.96    $1.00       --       --
Accumulation unit value at end of period        $1.62   $1.48   $1.42   $1.39   $1.32    $0.96       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        64      71      83      82      65        3       --       --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period  $1.86   $1.56   $1.43   $1.21   $0.95    $1.00       --       --
Accumulation unit value at end of period        $1.69   $1.86   $1.56   $1.43   $1.21    $0.95       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        67     106      99      78      55        2       --       --
----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    121

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period  $1.34   $1.29   $1.32   $1.24   $1.08    $1.00       --       --
Accumulation unit value at end of period        $1.36   $1.34   $1.29   $1.32   $1.24    $1.08       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        86     118     119      95      76       --       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period  $1.24   $1.13   $1.09   $1.05   $0.91    $1.00       --       --
Accumulation unit value at end of period        $1.33   $1.24   $1.13   $1.09   $1.05    $0.91       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --       9      14      14      15        3       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period  $1.74   $1.58   $1.38   $1.22   $0.97    $1.00       --       --
Accumulation unit value at end of period        $2.01   $1.74   $1.58   $1.38   $1.22    $0.97       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     4,603   5,502   3,396   1,696     275       --       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period  $1.69   $1.51   $1.27   $1.27   $1.00       --       --       --
Accumulation unit value at end of period        $1.77   $1.69   $1.51   $1.27   $1.27       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of period  $1.11   $1.00   $0.94   $0.91   $0.74    $0.91    $1.01    $1.00
Accumulation unit value at end of period        $1.22   $1.11   $1.00   $0.94   $0.91    $0.74    $0.91    $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                     3,050   3,548   3,902   4,085   3,720    3,068    2,950    2,250
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period  $1.24   $1.12   $1.06   $1.02   $0.85    $1.00       --       --
Accumulation unit value at end of period        $1.36   $1.24   $1.12   $1.06   $1.02    $0.85       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period  $1.04   $1.00   $0.96   $0.95   $0.73    $1.00       --       --
Accumulation unit value at end of period        $1.30   $1.04   $1.00   $0.96   $0.95    $0.73       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        74      64      46      70      50       --       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period  $1.43   $1.31   $1.30   $1.21   $1.00       --       --       --
Accumulation unit value at end of period        $1.44   $1.43   $1.31   $1.30   $1.21       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period  $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.06   $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,595      20      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of period  $2.08   $1.88   $1.61   $1.31   $0.96    $1.09    $1.14    $1.00
Accumulation unit value at end of period        $2.36   $2.08   $1.88   $1.61   $1.31    $0.96    $1.09    $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                     2,472   3,539   3,997   4,551   5,037    5,481    7,878   10,072
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period  $1.91   $1.73   $1.49   $1.21   $0.89    $1.00       --       --
Accumulation unit value at end of period        $2.17   $1.91   $1.73   $1.49   $1.21    $0.89       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,081   1,005     665     299     170       27       --       --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of period  $1.04   $0.89   $0.76   $0.68   $0.48    $0.62    $0.80    $1.00
Accumulation unit value at end of period        $1.19   $1.04   $0.89   $0.76   $0.68    $0.48    $0.62    $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                     1,677   1,079   1,172   1,219   1,060    3,767      933    1,064
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period  $2.21   $1.90   $1.63   $1.46   $1.00       --       --       --
Accumulation unit value at end of period        $2.54   $2.21   $1.90   $1.63   $1.46       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       796     972     880     422      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of period  $3.23   $2.72   $2.44   $1.88   $1.41    $1.40    $1.32    $1.00
Accumulation unit value at end of period        $2.52   $3.23   $2.72   $2.44   $1.88    $1.41    $1.40    $1.32
Number of accumulation units outstanding at
end of period (000 omitted)                       671     910     960     841     925      967      685      269
----------------------------------------------------------------------------------------------------------------


 122    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period  $1.61   $1.39   $1.39   $1.24   $1.00       --       --       --
Accumulation unit value at end of period        $1.65   $1.61   $1.39   $1.39   $1.24       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       104      41      41      21      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period  $1.07   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.03   $1.07      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period  $1.71   $1.49   $1.39   $1.14   $0.88    $1.00       --       --
Accumulation unit value at end of period        $1.64   $1.71   $1.49   $1.39   $1.14    $0.88       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        71      69      65      70      52       --       --       --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period  $1.23   $1.15   $1.12   $1.02   $0.75    $1.00       --       --
Accumulation unit value at end of period        $1.35   $1.23   $1.15   $1.12   $1.02    $0.75       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       109     122     130     142      94       --       --       --
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of period  $1.88   $1.62   $1.48   $1.34   $1.09    $1.25    $1.19    $1.00
Accumulation unit value at end of period        $1.92   $1.88   $1.62   $1.48   $1.34    $1.09    $1.25    $1.19
Number of accumulation units outstanding at
end of period (000 omitted)                     2,023   2,313   2,432   2,461   1,354      690      473       79
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period  $1.64   $1.38   $1.27   $1.09   $0.84    $1.00       --       --
Accumulation unit value at end of period        $1.87   $1.64   $1.38   $1.27   $1.09    $0.84       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       778     909     892     833     387      330       --       --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.23   $1.11   $1.16   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.34   $1.23   $1.11   $1.16      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,348   1,894     871     313      --       --       --       --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period  $1.10   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.11   $1.10      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        56      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of period  $0.84   $0.79   $0.78   $0.72   $0.59    $0.80    $0.95    $1.00
Accumulation unit value at end of period        $0.91   $0.84   $0.79   $0.78   $0.72    $0.59    $0.80    $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       603     790     986   1,121   1,066    1,135    1,090    1,157
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period  $2.09   $1.83   $1.65   $1.33   $1.00       --       --       --
Accumulation unit value at end of period        $2.12   $2.09   $1.83   $1.65   $1.33       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,518   1,436     949     393      --       --       --       --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of period  $1.04   $0.87   $0.78   $0.69   $0.52    $0.65    $0.85    $1.00
Accumulation unit value at end of period        $1.11   $1.04   $0.87   $0.78   $0.69    $0.52    $0.65    $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                       351     483     630     618     735      634      630      621
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of period  $1.05   $0.94   $0.90   $0.79   $0.62    $0.81    $0.94    $1.00
Accumulation unit value at end of period        $1.01   $1.05   $0.94   $0.90   $0.79    $0.62    $0.81    $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                     1,251     888     880     911     741      666    1,747    1,910
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period  $0.41   $0.38   $0.35   $0.35   $0.24    $0.42    $0.68    $1.00
Accumulation unit value at end of period        $0.49   $0.41   $0.38   $0.35   $0.35    $0.24    $0.42    $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                       436     653     960   1,339   2,256    1,352    2,516    3,873
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of period  $1.16   $0.80   $0.62   $0.53   $0.40    $0.55    $0.73    $1.00
Accumulation unit value at end of period        $1.46   $1.16   $0.80   $0.62   $0.53    $0.40    $0.55    $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                     2,756   2,778   2,877   3,282   4,438    4,904    7,177    7,309
----------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    123

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of period  $0.64   $0.58   $0.57   $0.56   $0.43    $0.60    $0.81    $1.00
Accumulation unit value at end of period        $0.72   $0.64   $0.58   $0.57   $0.56    $0.43    $0.60    $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                     5,544   3,179   3,654   4,012   5,078    5,747    8,149   12,345
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of period  $0.48   $0.43   $0.39   $0.33   $0.25    $0.35    $0.58    $1.00
Accumulation unit value at end of period        $0.57   $0.48   $0.43   $0.39   $0.33    $0.25    $0.35    $0.58
Number of accumulation units outstanding at
end of period (000 omitted)                     1,715   2,068   2,545   3,020   3,748    3,767    5,754    8,739
----------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (02/11/2000)
Accumulation unit value at beginning of period  $0.93   $0.81   $0.82   $0.76   $0.60    $0.81    $0.93    $1.00
Accumulation unit value at end of period        $0.93   $0.93   $0.81   $0.82   $0.76    $0.60    $0.81    $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                       535     753   1,022   1,124   1,065      952    1,041      696
----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of period  $1.17   $0.97   $0.89   $0.79   $0.62    $0.71    $0.95    $1.00
Accumulation unit value at end of period        $1.27   $1.17   $0.97   $0.89   $0.79    $0.62    $0.71    $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       310     388     441     430     427      281      201      101
----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of period  $1.28   $1.11   $1.09   $0.99   $0.81    $0.98    $1.08    $1.00
Accumulation unit value at end of period        $1.25   $1.28   $1.11   $1.09   $0.99    $0.81    $0.98    $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                       231     222     267     271     193      147       63       70
----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.03      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS* (02/11/2000)
Accumulation unit value at beginning of period  $1.64   $1.44   $1.42   $1.15   $0.89    $1.06    $0.96    $1.00
Accumulation unit value at end of period        $1.67   $1.64   $1.44   $1.42   $1.15    $0.89    $1.06    $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                       607     820     969   1,061   1,193      624    1,044      668
*Baron Capital Asset Fund, Insurance Shares reorganized into LVIP Baron Growth Opportunities Fund - Service
  Class on June 4, 2007.
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period  $1.43   $1.35   $1.32   $1.23   $1.00       --       --       --
Accumulation unit value at end of period        $1.56   $1.43   $1.35   $1.32   $1.23       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period  $1.61   $1.45   $1.37   $1.25   $1.00       --       --       --
Accumulation unit value at end of period        $1.75   $1.61   $1.45   $1.37   $1.25       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period  $1.22   $1.10   $1.04   $0.95   $0.80    $1.00       --       --
Accumulation unit value at end of period        $1.32   $1.22   $1.10   $1.04   $0.95    $0.80       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        10      10       8       8      --       --       --       --
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of period  $0.88   $0.79   $0.76   $0.73   $0.55    $0.82    $0.88    $1.00
Accumulation unit value at end of period        $0.89   $0.88   $0.79   $0.76   $0.73    $0.55    $0.82    $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                       864   1,889   2,075   2,485   5,133    4,295    9,128    5,110
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period  $1.16   $1.04   $1.01   $0.96   $0.73    $1.00       --       --
Accumulation unit value at end of period        $1.16   $1.16   $1.04   $1.01   $0.96    $0.73       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      13      14      13      13       --       --       --
----------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of period  $0.88   $0.81   $0.76   $0.67   $0.55    $0.73    $0.95    $1.00
Accumulation unit value at end of period        $0.98   $0.88   $0.81   $0.76   $0.67    $0.55    $0.73    $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                     1,463   1,789   2,180   2,940   2,362    2,675    3,850    2,978
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period  $1.28   $1.17   $1.16   $1.06   $0.93    $1.00       --       --
Accumulation unit value at end of period        $1.31   $1.28   $1.17   $1.16   $1.06    $0.93       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       606   1,316   1,434   1,589   1,453        6       --       --
----------------------------------------------------------------------------------------------------------------


 124    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of period  $1.42   $1.10   $0.96   $0.75   $0.56    $0.73    $0.98    $1.00
Accumulation unit value at end of period        $1.79   $1.42   $1.10   $0.96   $0.75    $0.56    $0.73    $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                     1,334   1,351   1,659   1,728   1,521    2,042    2,469    3,551
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period  $2.09   $1.62   $1.41   $1.11   $0.85    $1.00       --       --
Accumulation unit value at end of period        $2.63   $2.09   $1.62   $1.41   $1.11    $0.85       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        70      74      64      56      34       --       --       --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period  $1.42   $1.34   $1.30   $1.24   $0.97    $1.00       --       --
Accumulation unit value at end of period        $1.59   $1.42   $1.34   $1.30   $1.24    $0.97       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       278     330     328     322     165       --       --       --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period  $1.97   $1.71   $1.52   $1.30   $0.93    $1.00       --       --
Accumulation unit value at end of period        $2.06   $1.97   $1.71   $1.52   $1.30    $0.93       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       194     197     168      54      13        9       --       --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period  $1.29   $1.20   $1.19   $1.11   $1.00       --       --       --
Accumulation unit value at end of period        $1.26   $1.29   $1.20   $1.19   $1.11       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                         4       4       4      16      14       --       --       --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of period  $1.93   $1.71   $1.58   $1.35   $0.95    $1.00       --       --
Accumulation unit value at end of period        $1.87   $1.93   $1.71   $1.58   $1.35    $0.95       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       103      95     102     106      81       13       --       --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period  $1.27   $1.21   $1.20   $1.12   $1.04    $1.00       --       --
Accumulation unit value at end of period        $1.37   $1.27   $1.21   $1.20   $1.12    $1.04       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,876   2,715   1,678     741     108       --       --       --
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.03      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,055      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period  $1.29   $1.13   $1.09   $1.00   $0.81    $1.00       --       --
Accumulation unit value at end of period        $1.19   $1.29   $1.13   $1.09   $1.00    $0.81       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        32      33      35      37      39       --       --       --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period  $1.35   $1.33   $1.20   $1.13   $0.97    $1.00       --       --
Accumulation unit value at end of period        $1.32   $1.35   $1.33   $1.20   $1.13    $0.97       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        72      75      56      44      28       --       --       --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period  $1.15   $1.11   $1.11   $1.08   $1.05    $1.00       --       --
Accumulation unit value at end of period        $1.19   $1.15   $1.11   $1.11   $1.08    $1.05       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --       2       2      16       16       --       --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period  $1.70   $1.35   $1.22   $1.07   $0.85    $1.00       --       --
Accumulation unit value at end of period        $1.81   $1.70   $1.35   $1.22   $1.07    $0.85       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        64      67      82      83      77        7       --       --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period  $1.52   $1.39   $1.34   $1.27   $1.00       --       --       --
Accumulation unit value at end of period        $1.50   $1.52   $1.39   $1.34   $1.27       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.44   $1.25   $1.18   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.24   $1.44   $1.25   $1.18      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        13     388      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    125

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period  $1.30   $1.25   $1.14   $0.97   $0.74    $1.00       --       --
Accumulation unit value at end of period        $1.33   $1.30   $1.25   $1.14   $0.97    $0.74       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.09   $0.97   $0.94   $0.88   $0.74    $0.86    $0.98    $1.00
Accumulation unit value at end of period        $1.09   $1.09   $0.97   $0.94   $0.88    $0.74    $0.86    $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                     1,631   1,534   1,393   1,424   1,263      915      851      613
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.06   $1.03   $1.02   $1.03   $1.04    $1.05    $1.03    $1.00
Accumulation unit value at end of period        $1.10   $1.06   $1.03   $1.02   $1.03    $1.04    $1.05    $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                     3,511   4,258   5,054   5,813   9,032   12,876   11,399   11,511
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.24   $1.21   $1.20   $1.17   $1.14    $1.09    $1.03    $1.00
Accumulation unit value at end of period        $1.28   $1.24   $1.21   $1.20   $1.17    $1.14    $1.09    $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                     3,973   1,279   1,145   1,267     849      894    1,363      688
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.83   $1.55   $1.39   $1.19   $0.86    $1.08    $1.07    $1.00
Accumulation unit value at end of period        $1.94   $1.83   $1.55   $1.39   $1.19    $0.86    $1.08    $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                     3,632   3,425   2,161     854     518      179      367       52
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period  $2.03   $1.54   $1.17   $1.00      --       --       --       --
Accumulation unit value at end of period        $2.76   $2.03   $1.54   $1.17      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       918   1,102     882     424      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $0.99      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,541      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period  $1.03   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.09   $1.03      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,694   1,612      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (02/11/2000)
Accumulation unit value at beginning of period  $0.57   $0.52   $0.49   $0.46   $0.38    $0.52    $0.77    $1.00
Accumulation unit value at end of period        $0.58   $0.57   $0.52   $0.49   $0.46    $0.38    $0.52    $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                       492     384     703     733     539      476      546      554
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.26   $1.15   $1.13   $1.03   $0.83    $0.91    $0.88    $1.00
Accumulation unit value at end of period        $1.26   $1.26   $1.15   $1.13   $1.03    $0.83    $0.91    $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                     2,461   3,559   2,355   3,591   3,747    3,634    2,458      390
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of period  $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.06   $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,210      66      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period  $1.06   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.18   $1.06      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (02/11/2000)
Accumulation unit value at beginning of period  $0.82   $0.73   $0.69   $0.67   $0.52    $0.68    $0.85    $1.00
Accumulation unit value at end of period        $0.83   $0.82   $0.73   $0.69   $0.67    $0.52    $0.68    $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                     4,175   4,631   3,835   3,213     184      144      795      785
----------------------------------------------------------------------------------------------------------------

 126    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period  $1.10   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.07   $1.10      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of period  $1.40   $1.43   $1.32   $1.23   $1.02    $1.00       --       --
Accumulation unit value at end of period        $1.57   $1.40   $1.43   $1.32   $1.23    $1.02       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       277     281     271     202       8       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.00      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period  $1.63   $1.43   $1.40   $1.29   $1.00       --       --       --
Accumulation unit value at end of period        $1.68   $1.63   $1.43   $1.40   $1.29       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       177     184     189     199      32       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period  $1.24   $1.09   $1.10   $1.00      --       --       --       --
Accumulation unit value at end of period        $1.29   $1.24   $1.09   $1.10      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.17   $1.15   $1.15   $1.16   $1.16    $1.11    $1.06    $1.00
Accumulation unit value at end of period        $1.21   $1.17   $1.15   $1.15   $1.16    $1.16    $1.11    $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                       634     688     614     765     812      397      424       24
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.45   $1.32   $1.28   $1.09   $0.75    $0.92    $1.00    $1.00
Accumulation unit value at end of period        $1.37   $1.45   $1.32   $1.28   $1.09    $0.75    $0.92    $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                       355     416     516     616     743      259      474      147
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/31/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period  $1.89   $1.59   $1.53   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of period        $1.77   $1.89   $1.59   $1.53   $1.30    $0.96       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,618   1,525   1,501     718      23        3       --       --
----------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of period  $2.79   $2.34   $2.13   $1.90   $1.29    $1.51    $1.18    $1.00
Accumulation unit value at end of period        $2.85   $2.79   $2.34   $2.13   $1.90    $1.29    $1.51    $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                       635     968   1,036   1,354     833    1,130    1,596      491
----------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of period  $2.79   $2.45   $2.29   $1.86   $1.34    $1.58    $1.33    $1.00
Accumulation unit value at end of period        $2.68   $2.79   $2.45   $2.29   $1.86    $1.34    $1.58    $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       428     588     734     852     678      993      705      640
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period  $1.76   $1.54   $1.44   $1.28   $1.00       --       --       --
Accumulation unit value at end of period        $1.75   $1.76   $1.54   $1.44   $1.28       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        39      31      24       5      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period  $1.34   $1.23   $1.26   $1.20   $1.00       --       --       --
Accumulation unit value at end of period        $1.52   $1.34   $1.23   $1.26   $1.20       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                         4       4       4       4       4       --       --       --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period  $1.75   $1.45   $1.42   $1.26   $1.00       --       --       --
Accumulation unit value at end of period        $1.79   $1.75   $1.45   $1.42   $1.26       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        27      29      29      30       4       --       --       --
----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    127

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period  $1.84   $1.69   $1.50   $1.31   $1.00       --       --       --
Accumulation unit value at end of period        $1.91   $1.84   $1.69   $1.50   $1.31       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period  $2.15   $1.88   $1.71   $1.40   $1.00       --       --       --
Accumulation unit value at end of period        $2.17   $2.15   $1.88   $1.71   $1.40       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        13       7       4       4       2       --       --       --
----------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (02/11/2000)
Accumulation unit value at beginning of period  $2.91   $2.56   $2.27   $1.92   $1.37    $1.56    $1.39    $1.00
Accumulation unit value at end of period        $2.73   $2.91   $2.56   $2.27   $1.92    $1.37    $1.56    $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                       880   1,292   1,445   1,239   1,160    1,457    1,689      785
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period  $1.70   $1.49   $1.46   $1.26   $0.98    $1.00       --       --
Accumulation unit value at end of period        $1.64   $1.70   $1.49   $1.46   $1.26    $0.98       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,900   4,082   2,752     959     110        3       --       --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period  $1.67   $1.46   $1.36   $1.21   $0.96    $1.00       --       --
Accumulation unit value at end of period        $1.69   $1.67   $1.46   $1.36   $1.21    $0.96       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                         7      11       3       3       3       --       --       --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $0.85      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       386      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period        $1.12      --      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period  $2.73   $2.01   $1.74   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of period        $2.23   $2.73   $2.01   $1.74   $1.30    $0.96       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        34      33      34      35      25       --       --       --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period  $1.23   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period        $1.00   $1.23      --      --      --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --       1      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (02/11/2000)
Accumulation unit value at beginning of period  $1.07   $0.79   $0.66   $0.52   $0.35    $0.42    $0.54    $1.00
Accumulation unit value at end of period        $1.22   $1.07   $0.79   $0.66   $0.52    $0.35    $0.42    $0.54
Number of accumulation units outstanding at
end of period (000 omitted)                     1,834   1,113     909     895     861      813    1,918    1,867
*Effective June 1, 2008, the Fund will change its name to Wanger International.
----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (02/11/2000)
Accumulation unit value at beginning of period  $1.37   $1.29   $1.18   $1.01   $0.72    $0.88    $0.80    $1.00
Accumulation unit value at end of period        $1.42   $1.37   $1.29   $1.18   $1.01    $0.72    $0.88    $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                     2,262   2,124   1,887   1,310     833      774    1,045      527
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2003)
Accumulation unit value at beginning of period  $1.52   $1.37   $1.33   $1.24   $1.00       --       --       --
Accumulation unit value at end of period        $1.61   $1.52   $1.37   $1.33   $1.24       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       102     119     119      43      43       --       --       --
----------------------------------------------------------------------------------------------------------------


 128    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2003)
Accumulation unit value at beginning of period  $1.74   $1.45   $1.43   $1.30   $1.00       --       --       --
Accumulation unit value at end of period        $1.69   $1.74   $1.45   $1.43   $1.30       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        38      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (02/11/2000)
Accumulation unit value at beginning of period  $1.38   $1.18   $1.14   $1.04   $0.84    $1.05    $1.13    $1.00
Accumulation unit value at end of period        $1.39   $1.38   $1.18   $1.14   $1.04    $0.84    $1.05    $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                     1,375   1,432   1,739   1,400     495      368      132       47
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (03/03/2003)
Accumulation unit value at beginning of period  $1.92   $1.62   $1.50   $1.39   $1.00       --       --       --
Accumulation unit value at end of period        $2.13   $1.92   $1.62   $1.50   $1.39       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        17      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2003)
Accumulation unit value at beginning of period  $1.46   $1.28   $1.33   $1.25   $1.00       --       --       --
Accumulation unit value at end of period        $1.47   $1.46   $1.28   $1.33   $1.25       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period  $1.38   $1.37   $1.32   $1.30   $1.00       --       --       --
Accumulation unit value at end of period        $1.47   $1.38   $1.37   $1.32   $1.30       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,907   3,057   2,332     620      --       --       --       --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2003)
Accumulation unit value at beginning of period  $1.02   $0.99   $0.98   $0.99   $1.00       --       --       --
Accumulation unit value at end of period        $1.05   $1.02   $0.99   $0.98   $0.99       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        40      85      48      75      --       --       --       --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period  $2.11   $1.75   $1.67   $1.49   $1.00       --       --       --
Accumulation unit value at end of period        $2.36   $2.11   $1.75   $1.67   $1.49       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2003)
Accumulation unit value at beginning of period  $1.07   $1.04   $1.04   $1.01   $1.00       --       --       --
Accumulation unit value at end of period        $1.12   $1.07   $1.04   $1.04   $1.01       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,330   4,299   1,431     508      --       --       --       --
----------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    129

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.69    $1.52   $1.47   $1.35   $1.00      --      --      --
Accumulation unit value at end of period         $1.69    $1.69   $1.52   $1.47   $1.35      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,262    1,368   1,471   1,173     333      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.63    $0.60   $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of period         $0.69    $0.63   $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units outstanding at end
of period (000 omitted)                            229      241     320     416     470     489     494     149
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.52    $1.45   $1.36   $1.30   $1.00      --      --      --
Accumulation unit value at end of period         $1.67    $1.52   $1.45   $1.36   $1.30      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            171      514      32      36      20      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.89    $1.65   $1.54   $1.36   $1.00      --      --      --
Accumulation unit value at end of period         $2.05    $1.89   $1.65   $1.54   $1.36      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             39       40      37      46      36      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.08    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period         $1.15    $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            254      304      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.08    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period         $1.14    $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             45       28      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.04       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,916       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.24    $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.33    $1.24   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            300      338     380     266      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period   $1.38    $1.26   $1.23   $1.15   $1.00      --      --      --
Accumulation unit value at end of period         $1.39    $1.38   $1.26   $1.23   $1.15      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             14       17       3       1      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period   $1.58    $1.48   $1.45   $1.41   $1.00      --      --      --
Accumulation unit value at end of period         $1.86    $1.58   $1.48   $1.45   $1.41      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            339      112     156     158      63      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period   $1.71    $1.49   $1.45   $1.32   $1.00      --      --      --
Accumulation unit value at end of period         $1.77    $1.71   $1.49   $1.45   $1.32      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            528      530     616     622     246      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period   $1.82    $1.37   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.89    $1.82   $1.37   $1.20      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          3,686    3,029   2,119     537      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period   $1.46    $1.50   $1.33   $1.24   $1.00      --      --      --
Accumulation unit value at end of period         $1.64    $1.46   $1.50   $1.33   $1.24      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            179      171     177     187     127      --      --      --
---------------------------------------------------------------------------------------------------------------


 130    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.05    $1.05   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.13    $1.05   $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          5,020    5,498   4,472   1,212      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.53    $1.24   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.77    $1.53   $1.24   $1.12      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.90       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             55       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.01    $1.07   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.20    $1.01   $1.07   $1.06      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,371    4,396   1,978     814      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.31    $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.22    $1.31   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             20       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period   $1.07    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,019    1,474      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          4,121       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.13       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period   $1.42    $1.21   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.36    $1.42   $1.21   $1.17      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,764        5       5       5      --      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.10       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.28    $1.21   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.28    $1.28   $1.21   $1.13      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.07    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.21    $1.07   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            863    1,433     740     249      --      --      --      --
---------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.68    $0.63   $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period         $0.72    $0.68   $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding at end
of period (000 omitted)                             53       54      77     109     119     156     191      71
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.20    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.26    $1.20   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    131

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.09       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.51    $1.25   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.54    $1.51   $1.25   $1.14      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              7        7      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.98       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,896       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period   $1.34    $1.24   $1.20   $1.15   $1.00      --      --      --
Accumulation unit value at end of period         $1.40    $1.34   $1.24   $1.20   $1.15      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            231      243     283     305     233      --      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $1.07    $1.05   $1.04   $1.02   $1.00      --      --      --
Accumulation unit value at end of period         $1.11    $1.07   $1.05   $1.04   $1.02      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,252    1,257   1,307   1,090     742      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $1.66    $1.50   $1.40   $1.31   $1.00      --      --      --
Accumulation unit value at end of period         $1.76    $1.66   $1.50   $1.40   $1.31      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            536      600     571     397     293      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $1.77    $1.63   $1.56   $1.39   $1.00      --      --      --
Accumulation unit value at end of period         $1.93    $1.77   $1.63   $1.56   $1.39      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            122      119     160     136     101      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $1.30    $1.22   $1.22   $1.15   $1.00      --      --      --
Accumulation unit value at end of period         $1.31    $1.30   $1.22   $1.22   $1.15      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            623      492     544     441     362      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $2.16    $1.79   $1.57   $1.34   $1.00      --      --      --
Accumulation unit value at end of period         $2.44    $2.16   $1.79   $1.57   $1.34      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            425      387     352     320     216      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $1.56    $1.50   $1.48   $1.40   $1.00      --      --      --
Accumulation unit value at end of period         $1.72    $1.56   $1.50   $1.48   $1.40      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            284      283     298     336     232      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $2.01    $1.68   $1.55   $1.31   $1.00      --      --      --
Accumulation unit value at end of period         $1.82    $2.01   $1.68   $1.55   $1.31      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            635      559     612     637     390      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period   $1.22    $1.17   $1.20   $1.13   $1.00      --      --      --
Accumulation unit value at end of period         $1.24    $1.22   $1.17   $1.20   $1.13      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,095    1,306   1,319   1,205     654      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $1.85    $1.69   $1.47   $1.30   $1.00      --      --      --
Accumulation unit value at end of period         $2.13    $1.85   $1.69   $1.47   $1.30      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          9,541   10,355   6,755   4,083   1,989      --      --      --
---------------------------------------------------------------------------------------------------------------


 132    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.41    $1.26   $1.06   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of period         $1.48    $1.41   $1.26   $1.06   $1.06   $0.86   $0.95      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --        1       1       1       1      10       3      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $1.48    $1.41   $1.36   $1.34   $1.00      --      --      --
Accumulation unit value at end of period         $1.84    $1.48   $1.41   $1.36   $1.34      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            115      130     161     199     141      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.36    $1.25   $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of period         $1.37    $1.36   $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units outstanding at end
of period (000 omitted)                             22       22      22      22      26      13      13      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.06    $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.09    $1.06   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          5,876    2,468   1,893     708      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $2.01    $1.82   $1.57   $1.28   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period         $2.28    $2.01   $1.82   $1.57   $1.28   $0.94   $1.06      --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,509    1,985   1,376   1,002     621      42       8      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $2.20    $1.90   $1.63   $1.46   $1.00      --      --      --
Accumulation unit value at end of period         $2.54    $2.20   $1.90   $1.63   $1.46      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            708      921     814     375       6      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $2.88    $2.43   $2.18   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of period         $2.24    $2.88   $2.43   $2.18   $1.68   $1.26   $1.25   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                            129      143     179     154      90      58      11       2
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.62    $1.39   $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of period         $1.65    $1.62   $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                            522      401     503     448     360     343     285     177
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.28    $1.11   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.22    $1.28   $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             17       16      12      11      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of period   $1.54    $1.34   $1.25   $1.03   $0.79   $1.00      --      --
Accumulation unit value at end of period         $1.48    $1.54   $1.34   $1.25   $1.03   $0.79      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            389      446     450     471     247       4      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $0.58    $0.54   $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of period         $0.63    $0.58   $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units outstanding at end
of period (000 omitted)                            790      901   1,089   1,247     982     331     348     258
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.75    $1.51   $1.38   $1.25   $1.02   $1.17   $1.11   $1.00
Accumulation unit value at end of period         $1.78    $1.75   $1.51   $1.38   $1.25   $1.02   $1.17   $1.11
Number of accumulation units outstanding at end
of period (000 omitted)                          4,831    5,961   5,530   5,447   3,579     123      41       3
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period   $2.02    $1.69   $1.56   $1.34   $1.00      --      --      --
Accumulation unit value at end of period         $2.29    $2.02   $1.69   $1.56   $1.34      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            524      509     481     404     261      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.23    $1.11   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.34    $1.23   $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          4,699    3,467   1,682     454      --      --      --      --
---------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    133

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.44    $1.20   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.45    $1.44   $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            156      154     153     127      --      --      --      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $2.89    $2.53   $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of period         $2.94    $2.89   $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                          1,885    1,605     937     431     147     125     110      37
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $1.02    $0.92   $0.88   $0.78   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of period         $0.99    $1.02   $0.92   $0.88   $0.78   $0.61   $0.79   $0.91
Number of accumulation units outstanding at end
of period (000 omitted)                            104      122     171     282     210     204     212     144
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.05       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          5,027       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period   $1.42    $1.35   $1.32   $1.23   $1.00      --      --      --
Accumulation unit value at end of period         $1.55    $1.42   $1.35   $1.32   $1.23      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             39       39      35      75      75      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period   $1.01    $0.91   $0.86   $0.79   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of period         $1.09    $1.01   $0.91   $0.86   $0.79   $0.65   $0.84   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                             10       44      49      54      60      68      87      57
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period   $1.60    $1.44   $1.40   $1.34   $1.00      --      --      --
Accumulation unit value at end of period         $1.61    $1.60   $1.44   $1.40   $1.34      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            104      110     115     142     117      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period   $1.41    $1.29   $1.28   $1.17   $1.00      --      --      --
Accumulation unit value at end of period         $1.44    $1.41   $1.29   $1.28   $1.17      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          3,177    3,276   3,166   3,185   2,107      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period   $1.22    $0.94   $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of period         $1.53    $1.22   $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units outstanding at end
of period (000 omitted)                            128      193     290     358     415     453     567     366
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period   $2.46    $1.91   $1.67   $1.30   $1.00      --      --      --
Accumulation unit value at end of period         $3.09    $2.46   $1.91   $1.67   $1.30      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            150      146     126     111      59      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.50    $1.41   $1.37   $1.31   $1.00      --      --      --
Accumulation unit value at end of period         $1.68    $1.50   $1.41   $1.37   $1.31      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,718    1,728   1,429     747     148      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.63    $1.41   $1.26   $1.07   $0.77   $1.00      --      --
Accumulation unit value at end of period         $1.70    $1.63   $1.41   $1.26   $1.07   $0.77      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            737      429     462     327     229      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.39    $1.29   $1.29   $1.20   $1.00      --      --      --
Accumulation unit value at end of period         $1.36    $1.39   $1.29   $1.29   $1.20      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            214      199     207     214     167      --      --      --
---------------------------------------------------------------------------------------------------------------

 134    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period   $2.05    $1.82   $1.69   $1.44   $1.00      --      --      --
Accumulation unit value at end of period         $1.99    $2.05   $1.82   $1.69   $1.44      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            198      192     164     179     148      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.34    $1.27   $1.26   $1.19   $1.03   $1.00      --      --
Accumulation unit value at end of period         $1.45    $1.34   $1.27   $1.26   $1.19   $1.03      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          9,314    6,883   5,202   3,248   1,819      --      --      --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          4,895       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.66    $1.46   $1.41   $1.29   $1.00      --      --      --
Accumulation unit value at end of period         $1.54    $1.66   $1.46   $1.41   $1.29      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             40       41      42      45      37      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.15    $1.14   $1.03   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of period         $1.13    $1.15   $1.14   $1.03   $0.97   $0.84      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            123      133     155     148     132      33      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.95    $0.76   $0.68   $0.60   $0.47   $0.59   $0.75   $1.00
Accumulation unit value at end of period         $1.01    $0.95   $0.76   $0.68   $0.60   $0.47   $0.59   $0.75
Number of accumulation units outstanding at end
of period (000 omitted)                          1,657    1,026   1,024   1,360   1,054     666     730     499
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.52    $1.38   $1.34   $1.27   $1.00      --      --      --
Accumulation unit value at end of period         $1.50    $1.52   $1.38   $1.34   $1.27      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.44    $1.25   $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.23    $1.44   $1.25   $1.18      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             87      763       2      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.57    $0.55   $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of period         $0.59    $0.57   $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units outstanding at end
of period (000 omitted)                            201      385     495     657     650     608     668     384
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of period   $1.02    $0.99   $0.98   $0.99   $1.00      --      --      --
Accumulation unit value at end of period         $1.05    $1.02   $0.99   $0.98   $0.99      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,885    1,470     766     287     357      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period   $1.09    $1.06   $1.05   $1.03   $1.00      --      --      --
Accumulation unit value at end of period         $1.13    $1.09   $1.06   $1.05   $1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          8,940    4,427   1,401   1,444     591      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.83    $1.55   $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of period         $1.95    $1.83   $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                          6,016    4,986   2,404     286     196      36      34       3
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period   $2.03    $1.54   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period         $2.75    $2.03   $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,692    1,797   1,246     418      --      --      --      --
---------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    135

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.99       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          3,875       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.03    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period         $1.09    $1.03      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          3,857    3,004      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period   $1.52    $1.39   $1.30   $1.22   $1.00      --      --      --
Accumulation unit value at end of period         $1.54    $1.52   $1.39   $1.30   $1.22      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             18        5      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.25    $1.15   $1.12   $1.02   $0.83   $0.90   $0.88   $1.00
Accumulation unit value at end of period         $1.25    $1.25   $1.15   $1.12   $1.02   $0.83   $0.90   $0.88
Number of accumulation units outstanding at end
of period (000 omitted)                          1,788    2,394   1,528     436     245     216     178      62
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period   $1.18    $1.11   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.19    $1.18   $1.11   $1.10      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,486      802       1      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period   $1.56    $1.28   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.73    $1.56   $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              7        7      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.80    $0.71   $0.68   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period         $0.81    $0.80   $0.71   $0.68   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at end
of period (000 omitted)                          3,974    4,539   4,651   2,949     133      79     101      13
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period   $1.33    $1.13   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.30    $1.33   $1.13   $1.10      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period   $1.44    $1.46   $1.35   $1.26   $1.00      --      --      --
Accumulation unit value at end of period         $1.61    $1.44   $1.46   $1.35   $1.26      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             90      120     115      44       6      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.00       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             26       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period   $1.62    $1.43   $1.40   $1.29   $1.00      --      --      --
Accumulation unit value at end of period         $1.68    $1.62   $1.43   $1.40   $1.29      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             82       82      86      57      34      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period   $1.24    $1.09   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.29    $1.24   $1.09   $1.10      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             13       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.16    $1.13   $1.13   $1.14   $1.15   $1.10   $1.05   $1.00
Accumulation unit value at end of period         $1.20    $1.16   $1.13   $1.13   $1.14   $1.15   $1.10   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                          1,636    1,686   1,464   2,105   1,933   1,155     592     331
---------------------------------------------------------------------------------------------------------------

 136    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.29    $1.17   $1.14   $0.98   $0.67   $0.82   $0.90   $1.00
Accumulation unit value at end of period         $1.22    $1.29   $1.17   $1.14   $0.98   $0.67   $0.82   $0.90
Number of accumulation units outstanding at end
of period (000 omitted)                             42       43      46      47      47      37      43      39
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period   $1.55    $1.31   $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period         $1.45    $1.55   $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,697    2,783   2,494     926      92      --      --      --
---------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period   $1.76    $1.54   $1.44   $1.28   $1.00      --      --      --
Accumulation unit value at end of period         $1.75    $1.76   $1.54   $1.44   $1.28      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             12       12      12      12       6      --      --      --
---------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period   $1.34    $1.23   $1.26   $1.20   $1.00      --      --      --
Accumulation unit value at end of period         $1.52    $1.34   $1.23   $1.26   $1.20      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             83       84     105      86      62      --      --      --
---------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period   $1.76    $1.46   $1.43   $1.26   $1.00      --      --      --
Accumulation unit value at end of period         $1.79    $1.76   $1.46   $1.43   $1.26      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --        9       9      11      12      --      --      --
---------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period   $1.84    $1.69   $1.50   $1.31   $1.00      --      --      --
Accumulation unit value at end of period         $1.90    $1.84   $1.69   $1.50   $1.31      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             13       13      10      10       6      --      --      --
---------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period   $2.15    $1.88   $1.71   $1.40   $1.00      --      --      --
Accumulation unit value at end of period         $2.17    $2.15   $1.88   $1.71   $1.40      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             36       36      33      24      13      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.76    $1.54   $1.51   $1.30   $1.00      --      --      --
Accumulation unit value at end of period         $1.69    $1.76   $1.54   $1.51   $1.30      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          7,150    7,069   4,450   1,542     246      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period   $1.78    $1.56   $1.45   $1.29   $1.00      --      --      --
Accumulation unit value at end of period         $1.80    $1.78   $1.56   $1.45   $1.29      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            197      190     189     208     134      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.85       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            996       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period   $2.98    $2.19   $1.90   $1.42   $1.00      --      --      --
Accumulation unit value at end of period         $2.43    $2.98   $2.19   $1.90   $1.42      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             86       85      95      95      55      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period   $2.14    $1.58   $1.38   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.74    $2.14   $1.58   $1.38      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             70       76      83      53      --      --      --      --
---------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    137

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period   $1.94    $1.44   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period         $2.22    $1.94   $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,890    1,574   1,129     548      --      --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period   $1.34    $1.26   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.39    $1.34   $1.26   $1.15      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,549    1,907   1,367     402      --      --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.14    $1.03   $1.00   $0.93   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of period         $1.20    $1.14   $1.03   $1.00   $0.93   $0.77   $0.90   $0.98
Number of accumulation units outstanding at end
of period (000 omitted)                            356      460     990   1,418   1,415   1,505   1,685   1,029
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.23    $1.02   $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of period         $1.20    $1.23   $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                            136      271     277     462     369     366     378     302
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.36    $1.17   $1.13   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of period         $1.38    $1.36   $1.17   $1.13   $1.03   $0.83   $1.05   $1.12
Number of accumulation units outstanding at end
of period (000 omitted)                            447      532     679     518     534     482     466     123
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of period   $0.99    $0.83   $0.77   $0.72   $0.55   $0.73   $0.89   $1.00
Accumulation unit value at end of period         $1.10    $0.99   $0.83   $0.77   $0.72   $0.55   $0.73   $0.89
Number of accumulation units outstanding at end
of period (000 omitted)                             79       80      84     104      73      43       2      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.71    $0.63   $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of period         $0.72    $0.71   $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units outstanding at end
of period (000 omitted)                            149      151     157     164     148     160     172     117
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.69    $0.68   $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of period         $0.73    $0.69   $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                          4,205    4,843   4,021   2,058   2,317   2,440   2,335   1,454
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.06    $1.03   $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period         $1.09    $1.06   $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                            340      586     318     383     894   1,193   1,236     668
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.50    $0.41   $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of period         $0.56    $0.50   $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units outstanding at end
of period (000 omitted)                            331      341     374     654     660     655     712     393
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.33    $1.30   $1.30   $1.27   $1.19   $1.12   $1.06   $1.00
Accumulation unit value at end of period         $1.39    $1.33   $1.30   $1.30   $1.27   $1.19   $1.12   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                          1,942    3,108   1,402   1,115   1,012   1,004     997     793
---------------------------------------------------------------------------------------------------------------





 138    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of period   $1.56    $1.41    $1.36   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of period         $1.56    $1.56    $1.41   $1.36   $1.24   $0.95      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,554    2,791    3,249   1,479     220      70      --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.63    $0.60    $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of period         $0.69    $0.63    $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        415      423      483     662     647     503     517     208
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of period   $1.16    $1.12    $1.05   $1.00   $0.79   $1.00      --      --
Accumulation unit value at end of period         $1.28    $1.16    $1.12   $1.05   $1.00   $0.79      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      4,110    3,472      324     329     238      --      --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.74    $1.52    $1.42   $1.25   $0.94   $1.00      --      --
Accumulation unit value at end of period         $1.89    $1.74    $1.52   $1.42   $1.25   $0.94      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        133      147      153     163      29      --      --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.08    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period         $1.15    $1.08       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        424      575       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.08    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period         $1.14    $1.08       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         14       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          9       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.04       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     13,924       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.24    $1.14    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.33    $1.24    $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        808      912    1,051     427      --      --      --      --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period   $1.19    $1.09    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.20    $1.19    $1.09   $1.07      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          2       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period   $1.50    $1.40    $1.38   $1.33   $0.94   $1.00      --      --
Accumulation unit value at end of period         $1.76    $1.50    $1.40   $1.38   $1.33   $0.94      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        107       16       16      16      15      --      --      --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period   $1.60    $1.39    $1.35   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of period         $1.65    $1.60    $1.39   $1.35   $1.24   $0.95      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        154      167      189     109      52       8      --      --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period   $1.82    $1.37    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.89    $1.82    $1.37   $1.20      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     21,915   15,378    8,725   1,580      --      --      --      --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period   $1.31    $1.34    $1.19   $1.12   $0.92   $1.00      --      --
Accumulation unit value at end of period         $1.46    $1.31    $1.34   $1.19   $1.12   $0.92      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          8        8        8       8       7       2      --      --
----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    139

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.05    $1.05    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.13    $1.05    $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     23,568   25,472   20,290   3,919      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.53    $1.24    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.77    $1.53    $1.24   $1.12      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          7        5       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $0.90       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          9       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.01    $1.06    $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.20    $1.01    $1.06   $1.06      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      8,361   23,813    6,935   1,154      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.31    $1.12    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.22    $1.31    $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         74       88       26      18      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period   $1.07    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.07       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      4,145    9,940       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.12       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     30,376       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.13       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         17       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period   $1.42    $1.21    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.36    $1.42    $1.21   $1.17      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     20,212       23        4       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.10       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        135       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.28    $1.21    $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.28    $1.28    $1.21   $1.13      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         19       22       15      13      --      --      --      --
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.07    $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.20    $1.07    $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,154    7,113    2,763     500      --      --      --      --
----------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.68    $0.63    $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period         $0.72    $0.68    $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                        305      318      237     244     135      71     384     364
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.20    $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.26    $1.20    $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          1        1        1       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------

 140    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.09       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         18       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.51    $1.25    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.54    $1.51    $1.25   $1.14      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        115       87       57       9      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $0.98       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     16,330       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period   $1.31    $1.22    $1.18   $1.13   $1.00   $1.00      --      --
Accumulation unit value at end of period         $1.38    $1.31    $1.22   $1.18   $1.13   $1.00      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         46       92       47      48      23       6      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.11    $1.08    $1.08   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period         $1.14    $1.11    $1.08   $1.08   $1.06   $1.04      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      6,935    7,300    6,145   2,108     362      59      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period   $1.55    $1.40    $1.31   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of period         $1.64    $1.55    $1.40   $1.31   $1.22   $0.96      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        632      875      517     322     203       6      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.70    $1.57    $1.50   $1.34   $0.98   $1.00      --      --
Accumulation unit value at end of period         $1.86    $1.70    $1.57   $1.50   $1.34   $0.98      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,071    1,235    1,063     101      59      21      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.36    $1.27    $1.28   $1.20   $1.03   $1.00      --      --
Accumulation unit value at end of period         $1.37    $1.36    $1.27   $1.28   $1.20   $1.03      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,608    3,863    3,171   1,002     172      19      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.92    $1.59    $1.40   $1.20   $0.93   $1.00      --      --
Accumulation unit value at end of period         $2.17    $1.92    $1.59   $1.40   $1.20   $0.93      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,770    2,013    1,419     443     326      53      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.47    $1.41    $1.39   $1.32   $0.96   $1.00      --      --
Accumulation unit value at end of period         $1.61    $1.47    $1.41   $1.39   $1.32   $0.96      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,312    3,653    2,474     717     169      45      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.85    $1.55    $1.43   $1.21   $0.95   $1.00      --      --
Accumulation unit value at end of period         $1.68    $1.85    $1.55   $1.43   $1.21   $0.95      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        446      503      522     391     149      24      --      --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period   $1.33    $1.28    $1.32   $1.24   $1.08   $1.00      --      --
Accumulation unit value at end of period         $1.35    $1.33    $1.28   $1.32   $1.24   $1.08      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      6,055    6,006    4,575   1,498      16       1      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.20    $1.10    $1.06   $1.02   $0.91   $1.00      --      --
Accumulation unit value at end of period         $1.28    $1.20    $1.10   $1.06   $1.02   $0.91      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         25       83      118      97      53      --      --      --
----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    141

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period   $1.74    $1.58    $1.38   $1.22   $0.97   $1.00      --      --
Accumulation unit value at end of period         $2.00    $1.74    $1.58   $1.38   $1.22   $0.97      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     43,300   45,089   16,531   3,067     152      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.40    $1.25    $1.05   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of period         $1.47    $1.40    $1.25   $1.05   $1.06   $0.86   $0.95      --
Number of accumulation units outstanding at
end of period (000 omitted)                         79       90       82      92      19      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.25    $1.13    $1.07   $1.03   $0.85   $1.00      --      --
Accumulation unit value at end of period         $1.37    $1.25    $1.13   $1.07   $1.03   $0.85      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        218      339      345     306     122       2      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.04    $0.99    $0.96   $0.94   $0.73   $1.00      --      --
Accumulation unit value at end of period         $1.29    $1.04    $0.99   $0.96   $0.94   $0.73      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        305      368      324     327      68      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.36    $1.25    $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of period         $1.37    $1.36    $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units outstanding at
end of period (000 omitted)                        159      157      123     186     155      59      43      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.06    $1.03    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.08    $1.06    $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     40,253   12,953    8,188   1,336      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $2.00    $1.81    $1.56   $1.27   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period         $2.27    $2.00    $1.81   $1.56   $1.27   $0.94   $1.06      --
Number of accumulation units outstanding at
end of period (000 omitted)                     11,091    7,570    3,100   1,208     722     290      13      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.49    $1.28    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.71    $1.49    $1.28   $1.10      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      4,416    4,843    4,036   1,573      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $2.87    $2.42    $2.17   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of period         $2.23    $2.87    $2.42   $2.17   $1.68   $1.26   $1.25   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                      1,179      527      512     421     292     334     125       6
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.61    $1.39    $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of period         $1.65    $1.61    $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                      3,051    2,743    2,554   2,119   1,118     777     413     157
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.28    $1.11    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.22    $1.28    $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        160       63       38      14      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.70    $1.48    $1.38   $1.14   $0.88   $1.00      --      --
Accumulation unit value at end of period         $1.63    $1.70    $1.48   $1.38   $1.14   $0.88      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        311      300      281     284      75      11      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $0.57    $0.54    $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of period         $0.63    $0.57    $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units outstanding at
end of period (000 omitted)                      1,427    1,612    1,719   1,992   1,273   1,008     617     120
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.75    $1.50    $1.38   $1.25   $1.01   $1.17   $1.11   $1.00
Accumulation unit value at end of period         $1.78    $1.75    $1.50   $1.38   $1.25   $1.01   $1.17   $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                      2,787    9,197    2,844   3,112     870     324      24       6
----------------------------------------------------------------------------------------------------------------

 142    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.64    $1.37    $1.27   $1.09   $0.84   $1.00      --      --
Accumulation unit value at end of period         $1.86    $1.64    $1.37   $1.27   $1.09   $0.84      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        309      377      365     308     127       1      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.23    $1.11    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.34    $1.23    $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     35,814   23,082    7,734   1,493      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.44    $1.20    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.45    $1.44    $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        510      376      226     177      --      --      --      --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $2.88    $2.53    $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of period         $2.93    $2.88    $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                     11,638    9,377    4,128   1,284     550     386     321      60
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $1.02    $0.92    $0.87   $0.77   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of period         $0.98    $1.02    $0.92   $0.87   $0.77   $0.61   $0.79   $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                        587      636      956     816     519     391     286     102
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.05       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     36,050       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         10       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period   $1.16    $1.10    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.27    $1.16    $1.10   $1.07      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         11       11       11      11      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period   $1.01    $0.91    $0.86   $0.78   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of period         $1.09    $1.01    $0.91   $0.86   $0.78   $0.65   $0.84   $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        402      403      451     539     354     166     151      15
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $1.22    $1.10    $1.04   $0.96   $0.80   $1.00      --      --
Accumulation unit value at end of period         $1.32    $1.22    $1.10   $1.04   $0.96   $0.80      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         74       85       68      41      21      --      --      --
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $1.15    $1.04    $1.00   $0.96   $0.73   $1.00      --      --
Accumulation unit value at end of period         $1.16    $1.15    $1.04   $1.00   $0.96   $0.73      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        141      155      155     138     107       1      --      --
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $1.28    $1.16    $1.15   $1.06   $0.93   $1.00      --      --
Accumulation unit value at end of period         $1.30    $1.28    $1.16   $1.15   $1.06   $0.93      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,039    1,095    1,130   1,184     348       7      --      --
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period   $1.21    $0.94    $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of period         $1.53    $1.21    $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        580      675      770     912     684     721     713     171
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $2.13    $1.65    $1.44   $1.13   $0.85   $1.00      --      --
Accumulation unit value at end of period         $2.67    $2.13    $1.65   $1.44   $1.13   $0.85      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        103       85       72      63      37       9      --      --
----------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    143

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.41    $1.33    $1.29   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of period         $1.58    $1.41    $1.33   $1.29   $1.24   $0.97      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,383    8,562    6,720   1,419      14      --      --      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.64    $1.42    $1.27   $1.08   $0.77   $1.00      --      --
Accumulation unit value at end of period         $1.71    $1.64    $1.42   $1.27   $1.08   $0.77      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        831      683      680     562     136      --      --      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of period   $1.92    $1.70    $1.58   $1.35   $0.95   $1.00      --      --
Accumulation unit value at end of period         $1.86    $1.92    $1.70   $1.58   $1.35   $0.95      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        221      168      168     143      64      18      --      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.34    $1.27    $1.26   $1.18   $1.03   $1.00      --      --
Accumulation unit value at end of period         $1.44    $1.34    $1.27   $1.26   $1.18   $1.03      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     44,474   21,466    9,445   2,076     137       5      --      --
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     37,481       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period   $1.31    $1.15    $1.11   $1.02   $0.81   $1.00      --      --
Accumulation unit value at end of period         $1.21    $1.31    $1.15   $1.11   $1.02   $0.81      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         33       59       57      66      52      --      --      --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.15    $1.14    $1.02   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of period         $1.13    $1.15    $1.14   $1.02   $0.97   $0.84      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        136      162      175     177     188      73      --      --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period   $1.14    $1.11    $1.10   $1.07   $1.05   $1.00      --      --
Accumulation unit value at end of period         $1.18    $1.14    $1.11   $1.10   $1.07   $1.05      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         53       83      110      69      37      --      --      --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.95    $0.75    $0.68   $0.60   $0.47   $0.58   $0.75   $1.00
Accumulation unit value at end of period         $1.01    $0.95    $0.75   $0.68   $0.60   $0.47   $0.58   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                      1,511    1,624    1,716   1,786   1,760   1,350   1,244     708
----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.44    $1.25    $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.23    $1.44    $1.25   $1.18      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        355    5,948       89       5      --      --      --      --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.57    $0.55    $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of period         $0.58    $0.57    $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                        632      916    1,031   1,143   1,270   1,246   1,676     814
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (03/01/2002)
Accumulation unit value at beginning of period   $1.20    $1.07    $1.05   $0.97   $0.82   $1.00      --      --
Accumulation unit value at end of period         $1.20    $1.20    $1.07   $1.05   $0.97   $0.82      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         50       54       57      60      12      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/01/2002)
Accumulation unit value at beginning of period   $1.00    $0.97    $0.96   $0.97   $0.99   $1.00      --      --
Accumulation unit value at end of period         $1.03    $1.00    $0.97   $0.96   $0.97   $0.99      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      5,476    2,192    1,151     399      76      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/01/2002)
Accumulation unit value at beginning of period   $1.10    $1.07    $1.07   $1.04   $1.01   $1.00      --      --
Accumulation unit value at end of period         $1.14    $1.10    $1.07   $1.07   $1.04   $1.01      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     67,959   33,990    1,077     842     152      40      --      --
----------------------------------------------------------------------------------------------------------------

 144    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.83    $1.55    $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of period         $1.94    $1.83    $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                     35,371   27,624    9,764     608     392     325     144      40
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period   $2.02    $1.54    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period         $2.75    $2.02    $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     10,106    9,010    5,172   1,070      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $0.99       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     28,284       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.02    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period         $1.09    $1.02       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     35,149   26,599       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period   $1.25    $1.14    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.27    $1.25    $1.14   $1.07      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,798       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.25    $1.14    $1.12   $1.02   $0.83   $0.90   $0.87   $1.00
Accumulation unit value at end of period         $1.25    $1.25    $1.14   $1.12   $1.02   $0.83   $0.90   $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                      6,703    8,935    4,144     855     325      80      90       8
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period   $1.18    $1.11    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.19    $1.18    $1.11   $1.10      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     20,776    8,355        8      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period   $1.56    $1.28    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.73    $1.56    $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         20       20       16       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.80    $0.70    $0.67   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period         $0.81    $0.80    $0.70   $0.67   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                     14,409   15,807   17,584   7,616      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period   $1.32    $1.13    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.29    $1.32    $1.13   $1.10      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          2        3        3      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of period   $1.40    $1.42    $1.31   $1.22   $1.02   $1.00      --      --
Accumulation unit value at end of period         $1.56    $1.40    $1.42   $1.31   $1.22   $1.02      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        597      708      735     335      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.00       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        136       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period   $1.26    $1.11    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.30    $1.26    $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        367      227      227     174      --      --      --      --
----------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    145

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period   $1.24    $1.08    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.29    $1.24    $1.08   $1.10      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          7        8        8       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.15    $1.13    $1.13   $1.14   $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period         $1.19    $1.15    $1.13   $1.13   $1.14   $1.14   $1.10   $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                      6,207    5,084    3,085   1,544   1,019     864     413      65
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.29    $1.17    $1.14   $0.97   $0.67   $0.82   $0.89   $1.00
Accumulation unit value at end of period         $1.21    $1.29    $1.17   $1.14   $0.97   $0.67   $0.82   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                        330      434      444     441     399      78      79      39
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period   $1.55    $1.31    $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period         $1.45    $1.55    $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     11,900   10,097    9,125   1,935      72      20      --      --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period   $1.36    $1.19    $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.35    $1.36    $1.19   $1.11      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        150      127       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period   $1.12    $1.02    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.26    $1.12    $1.02   $1.05      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        217      242      298     121      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period   $1.37    $1.14    $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.39    $1.37    $1.14   $1.11      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         --       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period   $1.42    $1.30    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.47    $1.42    $1.30   $1.16      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         --       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period   $1.49    $1.30    $1.19   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.50    $1.49    $1.30   $1.19      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        300      236      255     138      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.70    $1.49    $1.45   $1.26   $0.98   $1.00      --      --
Accumulation unit value at end of period         $1.63    $1.70    $1.49   $1.45   $1.26   $0.98      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     36,774   36,888   18,912   3,700      73      --      --      --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.65    $1.45    $1.34   $1.20   $0.96   $1.00      --      --
Accumulation unit value at end of period         $1.66    $1.65    $1.45   $1.34   $1.20   $0.96      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        221      225      252     244      80      --      --      --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $0.85       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,208       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------


 146    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period         $1.12       --       --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                          8       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period   $2.72    $2.00    $1.74   $1.30   $0.96   $1.00      --      --
Accumulation unit value at end of period         $2.21    $2.72    $2.00   $1.74   $1.30   $0.96      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         46       47       48      50       7      --      --      --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period   $2.14    $1.58    $1.37   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.74    $2.14    $1.58   $1.37      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        553      510      443     177      --      --      --      --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period   $1.94    $1.44    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period         $2.21    $1.94    $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     10,278    8,406    4,181     858      --      --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period   $1.34    $1.26    $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.39    $1.34    $1.26   $1.15      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     13,828    7,563    5,332     946      --      --      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.13    $1.03    $0.99   $0.92   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of period         $1.20    $1.13    $1.03   $0.99   $0.92   $0.77   $0.90   $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                      1,784    2,517    2,665   2,740   2,853   2,230   1,777     480
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.23    $1.02    $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of period         $1.19    $1.23    $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                      1,729      474      469     450     467     336     307     136
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.36    $1.17    $1.12   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of period         $1.37    $1.36    $1.17   $1.12   $1.03   $0.83   $1.05   $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                      1,795    1,983    2,255   1,615   1,429     993     522     104
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of period   $0.99    $0.83    $0.77   $0.72   $0.56   $0.73   $0.89   $1.00
Accumulation unit value at end of period         $1.10    $0.99    $0.83   $0.77   $0.72   $0.56   $0.73   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                        359      497      418     449     305     140      62       6
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.71    $0.63    $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of period         $0.72    $0.71    $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                         66      121      140     186     230     152      95      42
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.69    $0.68    $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of period         $0.73    $0.69    $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                     10,813   11,871   10,019   5,214   4,072   3,190   2,622   1,011
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.05    $1.03    $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period         $1.09    $1.05    $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                      1,058    1,196      998     826   1,085   1,248   1,117     404
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.49    $0.41    $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of period         $0.55    $0.49    $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units outstanding at
end of period (000 omitted)                        924    1,086    1,314   1,371   1,396     976     911     445
----------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    147

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.33    $1.30    $1.30   $1.26   $1.18   $1.12   $1.06   $1.00
Accumulation unit value at end of period         $1.38    $1.33    $1.30   $1.30   $1.26   $1.18   $1.12   $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                     16,465   11,634    3,551     990     627     579     548      68
----------------------------------------------------------------------------------------------------------------




 148    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.34    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                       $1.34    $1.34   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,862    2,222   2,605   1,046       7
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.20    $1.15   $1.08   $1.03   $1.00
Accumulation unit value at end of period                       $1.31    $1.20   $1.15   $1.08   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                      3       48      --      --      --
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.44    $1.26   $1.17   $1.04   $1.00
Accumulation unit value at end of period                       $1.56    $1.44   $1.26   $1.17   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                     18       17      19      20       2
-----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                 $1.08    $1.00      --      --      --
Accumulation unit value at end of period                       $1.14    $1.08      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     24       25      --      --      --
-----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.03       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2       --      --      --      --
-----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.04       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  7,762       --      --      --      --
-----------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.24    $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.33    $1.24   $1.13   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    505      677     778     302      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period                 $1.25    $1.14   $1.12   $1.05   $1.00
Accumulation unit value at end of period                       $1.26    $1.25   $1.14   $1.12   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                     77      222      --      --      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period                 $1.12    $1.05   $1.04   $1.00   $1.00
Accumulation unit value at end of period                       $1.32    $1.12   $1.05   $1.04   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      7        6       6       6      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period                 $1.39    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                       $1.43    $1.39   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                    251       91      97      97      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                 $1.82    $1.37   $1.20   $1.00      --
Accumulation unit value at end of period                       $1.88    $1.82   $1.37   $1.20      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  9,576    6,198   3,335     653      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period                 $1.20    $1.23   $1.09   $1.02   $1.00
Accumulation unit value at end of period                       $1.34    $1.20   $1.23   $1.09   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                     11       11      11      11      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.05    $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                       $1.13    $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  8,784   10,182   7,937   1,618      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.52    $1.24   $1.12   $1.00      --
Accumulation unit value at end of period                       $1.76    $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    149

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $0.90       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.01    $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                       $1.20    $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  5,961   16,187   4,805     716      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.31    $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                       $1.22    $1.31   $1.12   $1.09      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2        4      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                 $1.06    $1.00      --      --      --
Accumulation unit value at end of period                       $1.06    $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  4,965    6,135      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.12       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 16,433       --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.13       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                 $1.42    $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                       $1.36    $1.42   $1.21   $1.17      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 11,030        5      --      --      --
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.10       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    116       --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.28    $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                       $1.27    $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.07    $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.20    $1.07   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,512    3,643   1,312     251      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.20    $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.26    $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     10        8       8      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.09       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.50    $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                       $1.54    $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     37       --      --      --      --
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $0.98       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  7,887       --      --      --      --
-----------------------------------------------------------------------------------------------------


 150    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning of period                 $1.20    $1.11   $1.08   $1.03   $1.00
Accumulation unit value at end of period                       $1.25    $1.20   $1.11   $1.08   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    157      158     178     169       7
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class
  2.
-----------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.06    $1.04   $1.03   $1.01   $1.00
Accumulation unit value at end of period                       $1.09    $1.06   $1.04   $1.03   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                    402      425     246     187      37
-----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.34    $1.21   $1.14   $1.06   $1.00
Accumulation unit value at end of period                       $1.42    $1.34   $1.21   $1.14   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                    232      216     328     154       6
-----------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.28    $1.18   $1.13   $1.01   $1.00
Accumulation unit value at end of period                       $1.39    $1.28   $1.18   $1.13   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                     90      115     139      40       2
-----------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.16    $1.09   $1.09   $1.03   $1.00
Accumulation unit value at end of period                       $1.17    $1.16   $1.09   $1.09   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                     87      101      86      88      12
-----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.72    $1.43   $1.26   $1.08   $1.00
Accumulation unit value at end of period                       $1.94    $1.72   $1.43   $1.26   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                    240      279     306     184       7
-----------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.13    $1.09   $1.07   $1.02   $1.00
Accumulation unit value at end of period                       $1.24    $1.13   $1.09   $1.07   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                    201      290     325     180      26
-----------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.61    $1.35   $1.25   $1.06   $1.00
Accumulation unit value at end of period                       $1.46    $1.61   $1.35   $1.25   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                    132      132     164     238      46
-----------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (11/06/2003)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2
Accumulation unit value at beginning of period                 $1.11    $1.07   $1.10   $1.03   $1.00
Accumulation unit value at end of period                       $1.13    $1.11   $1.07   $1.10   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    409      408     447     327      52
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.48    $1.35   $1.18   $1.04   $1.00
Accumulation unit value at end of period                       $1.70    $1.48   $1.35   $1.18   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                 22,112   23,330   8,017   1,767      52
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.13    $1.08   $1.04   $1.03   $1.00
Accumulation unit value at end of period                       $1.40    $1.13   $1.08   $1.04   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    177      120     116      75       1
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.06    $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.08    $1.06   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 22,256    8,675   6,495   1,052      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.68    $1.52   $1.31   $1.07   $1.00
Accumulation unit value at end of period                       $1.90    $1.68   $1.52   $1.31   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  5,907    3,603   1,073     223      25
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.62    $1.40   $1.20   $1.08   $1.00
Accumulation unit value at end of period                       $1.87    $1.62   $1.40   $1.20   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                    902    1,569   1,336     646      --
-----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    151

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.81    $1.53   $1.37   $1.06   $1.00
Accumulation unit value at end of period                       $1.41    $1.81   $1.53   $1.37   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                     27       25      27      24      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.30    $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                       $1.33    $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,067    1,115     900     530      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.28    $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                       $1.22    $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    241      224     135      66      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.59    $1.38   $1.29   $1.06   $1.00
Accumulation unit value at end of period                       $1.53    $1.59   $1.38   $1.29   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                     85       87      88      89       6
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.23    $1.16   $1.12   $1.02   $1.00
Accumulation unit value at end of period                       $1.35    $1.23   $1.16   $1.12   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                    123      137     133     132      --
-----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.49    $1.28   $1.18   $1.06   $1.00
Accumulation unit value at end of period                       $1.51    $1.49   $1.28   $1.18   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,381    5,785   1,149   1,138      48
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period                 $1.60    $1.34   $1.24   $1.07   $1.00
Accumulation unit value at end of period                       $1.82    $1.60   $1.34   $1.24   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                    119      134     139     139       3
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.22    $1.10   $1.16   $1.00      --
Accumulation unit value at end of period                       $1.33    $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 14,768    9,166   2,944     652      --
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.44    $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                       $1.44    $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    682      487     237      46      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.51    $1.32   $1.19   $1.00      --
Accumulation unit value at end of period                       $1.53    $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  9,795    7,602   2,692     580      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $0.94       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.05       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 19,888       --      --      --      --
-----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.03       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period                 $1.18    $1.12   $1.09   $1.02   $1.00
Accumulation unit value at end of period                       $1.29    $1.18   $1.12   $1.09   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                     19       19      19      19      --
-----------------------------------------------------------------------------------------------------


 152    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period                 $1.17    $1.06   $1.03   $0.98   $1.00
Accumulation unit value at end of period                       $1.18    $1.17   $1.06   $1.03   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                     69       60      43      38      --
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period                 $1.27    $1.15   $1.14   $1.05   $1.00
Accumulation unit value at end of period                       $1.29    $1.27   $1.15   $1.14   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                    819      742     796     528      68
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period                 $2.05    $1.59   $1.39   $1.09   $1.00
Accumulation unit value at end of period                       $2.57    $2.05   $1.59   $1.39   $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                     46       21      29      30      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.20    $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period                       $1.35    $1.20   $1.14   $1.10   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                  4,182    5,176   3,882     714       5
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.63    $1.41   $1.26   $1.08   $1.00
Accumulation unit value at end of period                       $1.70    $1.63   $1.41   $1.26   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                     76       72      71      54      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.18    $1.10   $1.10   $1.03   $1.00
Accumulation unit value at end of period                       $1.16    $1.18   $1.10   $1.10   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                     76       79      79      79      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.46    $1.30   $1.20   $1.03   $1.00
Accumulation unit value at end of period                       $1.42    $1.46   $1.30   $1.20   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    417      414     418     351      14
-----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.17    $1.11   $1.10   $1.03   $1.00
Accumulation unit value at end of period                       $1.26    $1.17   $1.11   $1.10   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 24,576   12,471   6,319   1,918       6
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.03       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 19,765       --      --      --      --
-----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.38    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                       $1.27    $1.38   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                     17       18      17      17      --
-----------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.27    $1.26   $1.13   $1.08   $1.00
Accumulation unit value at end of period                       $1.25    $1.27   $1.26   $1.13   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                     10        5       3       3      --
-----------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.73    $1.38   $1.25   $1.10   $1.00
Accumulation unit value at end of period                       $1.84    $1.73   $1.38   $1.25   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                     77       84      98     103       6
-----------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.26    $1.15   $1.11   $1.05   $1.00
Accumulation unit value at end of period                       $1.24    $1.26   $1.15   $1.11   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.43    $1.24   $1.18   $1.00      --
Accumulation unit value at end of period                       $1.23    $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     57    2,986      --      --      --
-----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    153

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.33    $1.28   $1.16   $1.00   $1.00
Accumulation unit value at end of period                       $1.35    $1.33   $1.28   $1.16   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/06/2003)
Accumulation unit value at beginning of period                 $1.02    $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period                       $1.05    $1.02   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,213    1,656     856   2,485      23
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of period                 $1.07    $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period                       $1.11    $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                 33,077   17,563     268     265      19
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/06/2003)
Accumulation unit value at beginning of period                 $1.67    $1.42   $1.27   $1.09   $1.00
Accumulation unit value at end of period                       $1.77    $1.67   $1.42   $1.27   $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                 17,997   13,288   4,126      78       4
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $2.02    $1.54   $1.17   $1.00      --
Accumulation unit value at end of period                       $2.74    $2.02   $1.54   $1.17      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  4,674    4,284   2,111     441      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $0.99       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 15,422       --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00      --      --      --
Accumulation unit value at end of period                       $1.09    $1.02      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 14,150   10,881      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period                 $1.30    $1.19   $1.12   $1.05   $1.00
Accumulation unit value at end of period                       $1.32    $1.30   $1.19   $1.12   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                    109       --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.20    $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.21    $1.20   $1.11   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,830    1,837   1,278     200      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                 $1.18    $1.11   $1.10   $1.00      --
Accumulation unit value at end of period                       $1.19    $1.18   $1.11   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 10,245    4,449      --       6      --
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $1.56    $1.28   $1.14   $1.00      --
Accumulation unit value at end of period                       $1.72    $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1       --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.24    $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                       $1.26    $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  3,351    4,233   4,918   2,114      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.32    $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                       $1.29    $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      6       --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period                 $1.16    $1.18   $1.09   $1.02   $1.00
Accumulation unit value at end of period                       $1.30    $1.16   $1.18   $1.09   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                     77       94      94      71      --
-----------------------------------------------------------------------------------------------------


 154    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $0.99       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     63       --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of period                 $1.33    $1.17   $1.14   $1.06   $1.00
Accumulation unit value at end of period                       $1.37    $1.33   $1.17   $1.14   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                    740      714     700     619      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.23    $1.08   $1.10   $1.00      --
Accumulation unit value at end of period                       $1.28    $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/06/2003)
Accumulation unit value at beginning of period                 $1.01    $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                       $1.05    $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,396    1,568     790     234      32
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/06/2003)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $1.52    $1.28   $1.24   $1.05   $1.00
Accumulation unit value at end of period                       $1.42    $1.52   $1.28   $1.24   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                  4,430    4,843   4,143     929       1
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                 $1.47    $1.29   $1.20   $1.07   $1.00
Accumulation unit value at end of period                       $1.46    $1.47   $1.29   $1.20   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                     26       10       6       6      --
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period                 $1.16    $1.06   $1.09   $1.04   $1.00
Accumulation unit value at end of period                       $1.31    $1.16   $1.06   $1.09   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                     24       27      27       5      --
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/26/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                 $1.47    $1.23   $1.20   $1.06   $1.00
Accumulation unit value at end of period                       $1.50    $1.47   $1.23   $1.20   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                     20       19      20      19      --
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                 $1.46    $1.34   $1.19   $1.04   $1.00
Accumulation unit value at end of period                       $1.51    $1.46   $1.34   $1.19   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/06/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                 $1.63    $1.43   $1.30   $1.07   $1.00
Accumulation unit value at end of period                       $1.65    $1.63   $1.43   $1.30   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                     38       23      24       5      --
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.45    $1.27   $1.24   $1.08   $1.00
Accumulation unit value at end of period                       $1.39    $1.45   $1.27   $1.24   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 18,828   19,119   8,988   1,681      10
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $1.49    $1.31   $1.21   $1.08   $1.00
Accumulation unit value at end of period                       $1.50    $1.49   $1.31   $1.21   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                     24       22      22      22       5
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $0.85       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  4,031       --      --      --      --
-----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    155

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2007     2006     2005    2004    2003
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --      --      --      --
Accumulation unit value at end of period                       $1.12       --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of period                 $2.21    $1.63   $1.42   $1.06   $1.00
Accumulation unit value at end of period                       $1.80    $2.21   $1.63   $1.42   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                     12       16       6       6       1
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $2.13    $1.58   $1.37   $1.00      --
Accumulation unit value at end of period                       $1.73    $2.13   $1.58   $1.37      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    199      254     230      74      --
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                 $1.93    $1.44   $1.20   $1.00      --
Accumulation unit value at end of period                       $2.21    $1.93   $1.44   $1.20      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  6,287    5,689   2,988     608      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                 $1.34    $1.26   $1.15   $1.00      --
Accumulation unit value at end of period                       $1.38    $1.34   $1.26   $1.15      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  6,233    3,434   2,248     455      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.23    $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.30    $1.23   $1.11   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.31    $1.09   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.27    $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1       --      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.30    $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.32    $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    232      250     278     203      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.41    $1.19   $1.11   $1.00      --
Accumulation unit value at end of period                       $1.57    $1.41   $1.19   $1.11      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.16    $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                       $1.16    $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.07    $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.14    $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    375      409     339     186      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.03    $1.00   $0.99   $1.00      --
Accumulation unit value at end of period                       $1.06    $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4        7       3      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.33    $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                       $1.49    $1.33   $1.11   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --       --      --      --      --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.05    $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.10    $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    340      529     332     156      --
-----------------------------------------------------------------------------------------------------





 156    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of period             $1.55   $1.40   $1.35   $1.24   $0.95   $1.00
Accumulation unit value at end of period                   $1.55   $1.55   $1.40   $1.35   $1.24   $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                          38      52      63      48      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2003)
Accumulation unit value at beginning of period             $1.54   $1.47   $1.38   $1.32   $1.00      --
Accumulation unit value at end of period                   $1.69   $1.54   $1.47   $1.38   $1.32      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      59      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of period             $1.16   $1.11   $1.04   $1.00   $0.79   $1.00
Accumulation unit value at end of period                   $1.27   $1.16   $1.11   $1.04   $1.00   $0.79
Number of accumulation units outstanding at end of
period (000 omitted)                                         130     452      79      25      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period             $1.73   $1.52   $1.41   $1.25   $0.94   $1.00
Accumulation unit value at end of period                   $1.88   $1.73   $1.52   $1.41   $1.25   $0.94
Number of accumulation units outstanding at end of
period (000 omitted)                                          42      42      40      --      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period             $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.15   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          12      12      --      --      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period             $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          10      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.04      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         442      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.24   $1.13   $1.08   $1.00      --      --
Accumulation unit value at end of period                   $1.33   $1.24   $1.13   $1.08      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           9      14      17      14      --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $1.19   $1.08   $1.07   $1.00      --      --
Accumulation unit value at end of period                   $1.20   $1.19   $1.08   $1.07      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period             $1.49   $1.40   $1.37   $1.33   $0.94   $1.00
Accumulation unit value at end of period                   $1.75   $1.49   $1.40   $1.37   $1.33   $0.94
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period             $1.58   $1.38   $1.34   $1.23   $0.95   $1.00
Accumulation unit value at end of period                   $1.63   $1.58   $1.38   $1.34   $1.23   $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                          72      74      71      10      --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $1.81   $1.37   $1.19   $1.00      --      --
Accumulation unit value at end of period                   $1.88   $1.81   $1.37   $1.19      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,115   1,243     784     295      --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period             $1.31   $1.34   $1.19   $1.11   $0.92   $1.00
Accumulation unit value at end of period                   $1.46   $1.31   $1.34   $1.19   $1.11   $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    157

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.05   $1.00      --      --
Accumulation unit value at end of period                   $1.12   $1.05   $1.05   $1.05      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,835   1,925   1,618     526      --      --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.52   $1.24   $1.12   $1.00      --      --
Accumulation unit value at end of period                   $1.76   $1.52   $1.24   $1.12      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.01   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                   $1.20   $1.01   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         242     570     200      32      --      --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.30   $1.12   $1.09   $1.00      --      --
Accumulation unit value at end of period                   $1.21   $1.30   $1.12   $1.09      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          55      57      55      --      --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period             $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.06   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         201     315      --      --      --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.12      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         944      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           1      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period             $1.42   $1.21   $1.17   $1.00      --      --
Accumulation unit value at end of period                   $1.36   $1.42   $1.21   $1.17      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         639      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           1      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.28   $1.21   $1.13   $1.00      --      --
Accumulation unit value at end of period                   $1.27   $1.28   $1.21   $1.13      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.07   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period                   $1.20   $1.07   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         265     426     251      92      --      --
--------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of period             $1.46   $1.36   $1.34   $1.28   $1.00      --
Accumulation unit value at end of period                   $1.55   $1.46   $1.36   $1.34   $1.28      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.20   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period                   $1.26   $1.20   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          51      54      55      --      --      --
--------------------------------------------------------------------------------------------------------


 158    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.09      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.50   $1.25   $1.14   $1.00      --      --
Accumulation unit value at end of period                   $1.53   $1.50   $1.25   $1.14      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           8      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $0.98      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         493      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period             $1.31   $1.22   $1.18   $1.13   $1.00   $1.00
Accumulation unit value at end of period                   $1.37   $1.31   $1.22   $1.18   $1.13   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.
--------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period             $1.10   $1.08   $1.07   $1.05   $1.04   $1.00
Accumulation unit value at end of period                   $1.13   $1.10   $1.08   $1.07   $1.05   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          58      84      60       7      --     118
--------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period             $1.54   $1.39   $1.30   $1.22   $0.96   $1.00
Accumulation unit value at end of period                   $1.63   $1.54   $1.39   $1.30   $1.22   $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                          16      18       9       9      --      --
--------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period             $1.69   $1.56   $1.49   $1.34   $0.98   $1.00
Accumulation unit value at end of period                   $1.85   $1.69   $1.56   $1.49   $1.34   $0.98
Number of accumulation units outstanding at end of
period (000 omitted)                                           6      10      11      --      --      --
--------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period             $1.36   $1.27   $1.28   $1.20   $1.03   $1.00
Accumulation unit value at end of period                   $1.36   $1.36   $1.27   $1.28   $1.20   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          36      51      35       4      32      32
--------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period             $1.91   $1.58   $1.39   $1.19   $0.93   $1.00
Accumulation unit value at end of period                   $2.15   $1.91   $1.58   $1.39   $1.19   $0.93
Number of accumulation units outstanding at end of
period (000 omitted)                                          25      31      25      --      --      --
--------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period             $1.46   $1.41   $1.38   $1.32   $0.96   $1.00
Accumulation unit value at end of period                   $1.60   $1.46   $1.41   $1.38   $1.32   $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                          23      32      31       2      --      --
--------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period             $1.84   $1.55   $1.42   $1.21   $0.95   $1.00
Accumulation unit value at end of period                   $1.67   $1.84   $1.55   $1.42   $1.21   $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                          44      45      43      43      --      --
--------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2
Accumulation unit value at beginning of period             $1.32   $1.27   $1.31   $1.23   $1.08   $1.00
Accumulation unit value at end of period                   $1.34   $1.32   $1.27   $1.31   $1.23   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          41      59      45       4      --      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.19   $1.09   $1.05   $1.02   $0.91   $1.00
Accumulation unit value at end of period                   $1.28   $1.19   $1.09   $1.05   $1.02   $0.91
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    159

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period             $1.72   $1.57   $1.37   $1.21   $0.97   $1.00
Accumulation unit value at end of period                   $1.98   $1.72   $1.57   $1.37   $1.21   $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,145   2,526   1,386     524      --      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period             $1.68   $1.50   $1.26   $1.27   $1.00      --
Accumulation unit value at end of period                   $1.76   $1.68   $1.50   $1.26   $1.27      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.23   $1.11   $1.05   $1.01   $0.85   $1.00
Accumulation unit value at end of period                   $1.35   $1.23   $1.11   $1.05   $1.01   $0.85
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.03   $0.99   $0.95   $0.94   $0.72   $1.00
Accumulation unit value at end of period                   $1.29   $1.03   $0.99   $0.95   $0.94   $0.72
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period             $1.42   $1.30   $1.29   $1.20   $1.00      --
Accumulation unit value at end of period                   $1.43   $1.42   $1.30   $1.29   $1.20      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          11      11      11      42      33      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.06   $1.03   $1.03   $1.00      --      --
Accumulation unit value at end of period                   $1.08   $1.06   $1.03   $1.03      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,426     581     540     162      --      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.90   $1.72   $1.48   $1.21   $0.89   $1.00
Accumulation unit value at end of period                   $2.15   $1.90   $1.72   $1.48   $1.21   $0.89
Number of accumulation units outstanding at end of
period (000 omitted)                                         458     374     196      54      19      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.48   $1.28   $1.10   $1.00      --      --
Accumulation unit value at end of period                   $1.71   $1.48   $1.28   $1.10      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         459     563     521     295      --      --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period             $2.25   $1.90   $1.70   $1.32   $1.00      --
Accumulation unit value at end of period                   $1.75   $2.25   $1.90   $1.70   $1.32      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          63      49      58     102      --      --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period             $1.69   $1.45   $1.46   $1.30   $1.00      --
Accumulation unit value at end of period                   $1.72   $1.69   $1.45   $1.46   $1.30      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         384     323     299     191      95      --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.27   $1.11   $1.09   $1.00      --      --
Accumulation unit value at end of period                   $1.22   $1.27   $1.11   $1.09      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.69   $1.47   $1.38   $1.14   $0.88   $1.00
Accumulation unit value at end of period                   $1.62   $1.69   $1.47   $1.38   $1.14   $0.88
Number of accumulation units outstanding at end of
period (000 omitted)                                          15      22      22      23      20      --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.22   $1.14   $1.11   $1.01   $0.75   $1.00
Accumulation unit value at end of period                   $1.33   $1.22   $1.14   $1.11   $1.01   $0.75
Number of accumulation units outstanding at end of
period (000 omitted)                                           8      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.50   $1.29   $1.19   $1.07   $0.87   $1.00
Accumulation unit value at end of period                   $1.52   $1.50   $1.29   $1.19   $1.07   $0.87
Number of accumulation units outstanding at end of
period (000 omitted)                                          94     154      --     138     153      --
--------------------------------------------------------------------------------------------------------


 160    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period             $1.60   $1.34   $1.24   $1.07   $0.83   $1.00
Accumulation unit value at end of period                   $1.82   $1.60   $1.34   $1.24   $1.07   $0.83
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.22   $1.10   $1.16   $1.00      --      --
Accumulation unit value at end of period                   $1.33   $1.22   $1.10   $1.16      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,531   1,306     732     195      --      --
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.43   $1.20   $1.12   $1.00      --      --
Accumulation unit value at end of period                   $1.44   $1.43   $1.20   $1.12      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          71      21      --      --      --      --
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period             $2.07   $1.82   $1.64   $1.33   $1.00      --
Accumulation unit value at end of period                   $2.10   $2.07   $1.82   $1.64   $1.33      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         751     676     425     165      --      --
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period             $1.75   $1.57   $1.51   $1.33   $1.00      --
Accumulation unit value at end of period                   $1.69   $1.75   $1.57   $1.51   $1.33      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      54      --      --
--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.05      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,152      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           1      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $1.16   $1.10   $1.07   $1.00      --      --
Accumulation unit value at end of period                   $1.26   $1.16   $1.10   $1.07      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           7       7       7      --      --      --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period             $1.60   $1.44   $1.37   $1.25   $1.00      --
Accumulation unit value at end of period                   $1.73   $1.60   $1.44   $1.37   $1.25      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period             $1.21   $1.09   $1.04   $0.95   $0.80   $1.00
Accumulation unit value at end of period                   $1.30   $1.21   $1.09   $1.04   $0.95   $0.80
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period             $1.14   $1.03   $1.00   $0.96   $0.73   $1.00
Accumulation unit value at end of period                   $1.15   $1.14   $1.03   $1.00   $0.96   $0.73
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period             $1.25   $1.14   $1.13   $1.04   $0.92   $1.00
Accumulation unit value at end of period                   $1.27   $1.25   $1.14   $1.13   $1.04   $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                          49      33      45      --      --      --
--------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period             $2.51   $1.95   $1.70   $1.33   $1.00      --
Accumulation unit value at end of period                   $3.16   $2.51   $1.95   $1.70   $1.33      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period             $2.07   $1.61   $1.41   $1.10   $0.85   $1.00
Accumulation unit value at end of period                   $2.60   $2.07   $1.61   $1.41   $1.10   $0.85
Number of accumulation units outstanding at end of
period (000 omitted)                                           3      --      --      --      --      --
--------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    161

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period             $1.41   $1.33   $1.29   $1.23   $0.96   $1.00
Accumulation unit value at end of period                   $1.57   $1.41   $1.33   $1.29   $1.23   $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                         210     239     206      63      --      --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period             $1.96   $1.70   $1.51   $1.30   $0.92   $1.00
Accumulation unit value at end of period                   $2.04   $1.96   $1.70   $1.51   $1.30   $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                          76      62      54     101      83      --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of period             $1.91   $1.70   $1.58   $1.35   $0.95   $1.00
Accumulation unit value at end of period                   $1.85   $1.91   $1.70   $1.58   $1.35   $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                          16      17      19      --      --      --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period             $1.26   $1.20   $1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period                   $1.36   $1.26   $1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,174   1,584   1,042     417      --      --
--------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,173      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period             $1.28   $1.12   $1.09   $1.00   $0.81   $1.00
Accumulation unit value at end of period                   $1.18   $1.28   $1.12   $1.09   $1.00   $0.81
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period             $1.33   $1.32   $1.18   $1.12   $0.97   $1.00
Accumulation unit value at end of period                   $1.30   $1.33   $1.32   $1.18   $1.12   $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                           5       5       5      --      --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period             $1.08   $1.06   $1.05   $1.02   $1.05   $1.00
Accumulation unit value at end of period                   $1.12   $1.08   $1.06   $1.05   $1.02   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period             $1.67   $1.33   $1.20   $1.06   $0.84   $1.00
Accumulation unit value at end of period                   $1.77   $1.67   $1.33   $1.20   $1.06   $0.84
Number of accumulation units outstanding at end of
period (000 omitted)                                          12      12      14      14      --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.43   $1.24   $1.18   $1.00      --      --
Accumulation unit value at end of period                   $1.23   $1.43   $1.24   $1.18      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          18     211      --      --      --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period             $1.29   $1.24   $1.13   $0.97   $0.74   $1.00
Accumulation unit value at end of period                   $1.31   $1.29   $1.24   $1.13   $0.97   $0.74
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (03/01/2002)
Accumulation unit value at beginning of period             $1.18   $1.05   $1.03   $0.96   $0.82   $1.00
Accumulation unit value at end of period                   $1.18   $1.18   $1.05   $1.03   $0.96   $0.82
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/01/2002)
Accumulation unit value at beginning of period             $1.00   $0.97   $0.96   $0.97   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.00   $0.97   $0.96   $0.97   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                         472     174      48      24      21     132
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/01/2002)
Accumulation unit value at beginning of period             $1.07   $1.04   $1.04   $1.01   $1.01   $1.00
Accumulation unit value at end of period                   $1.10   $1.07   $1.04   $1.04   $1.01   $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,965     638      --      --      --      --
--------------------------------------------------------------------------------------------------------


 162    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/01/2002)
Accumulation unit value at beginning of period             $1.67   $1.42   $1.27   $1.10   $0.80   $1.00
Accumulation unit value at end of period                   $1.77   $1.67   $1.42   $1.27   $1.10   $0.80
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,539   1,423     623      --      --      --
--------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period             $2.02   $1.53   $1.17   $1.00      --      --
Accumulation unit value at end of period                   $2.74   $2.02   $1.53   $1.17      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         496     558     432     191      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $0.99      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         892      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period             $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.02      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         998     962      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.25   $1.14   $1.07   $1.00      --      --
Accumulation unit value at end of period                   $1.26   $1.25   $1.14   $1.07      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          54      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/01/2002)
Accumulation unit value at beginning of period             $1.32   $1.21   $1.19   $1.08   $0.92   $1.00
Accumulation unit value at end of period                   $1.32   $1.32   $1.21   $1.19   $1.08   $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                         665     974     531     170      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period             $1.18   $1.11   $1.10   $1.00      --      --
Accumulation unit value at end of period                   $1.19   $1.18   $1.11   $1.10      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         604     150      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period             $1.55   $1.27   $1.14   $1.00      --      --
Accumulation unit value at end of period                   $1.72   $1.55   $1.27   $1.14      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.60   $1.42   $1.36   $1.31   $1.00      --
Accumulation unit value at end of period                   $1.62   $1.60   $1.42   $1.36   $1.31      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         647     681     810     502      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.32   $1.13   $1.10   $1.00      --      --
Accumulation unit value at end of period                   $1.29   $1.32   $1.13   $1.10      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of period             $1.39   $1.42   $1.31   $1.22   $1.02   $1.00
Accumulation unit value at end of period                   $1.55   $1.39   $1.42   $1.31   $1.22   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                         124     136     140      85      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $0.99      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         793      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.26   $1.11   $1.08   $1.00      --      --
Accumulation unit value at end of period                   $1.30   $1.26   $1.11   $1.08      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          12       7       7      --      --      --
--------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    163

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period             $1.23   $1.08   $1.10   $1.00      --      --
Accumulation unit value at end of period                   $1.28   $1.23   $1.08   $1.10      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/01/2002)
Accumulation unit value at beginning of period             $1.02   $1.00   $1.00   $1.01   $1.02   $1.00
Accumulation unit value at end of period                   $1.05   $1.02   $1.00   $1.00   $1.01   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                         419     519     197      31      39      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (03/01/2002)
Accumulation unit value at beginning of period             $1.61   $1.47   $1.42   $1.22   $0.84   $1.00
Accumulation unit value at end of period                   $1.51   $1.61   $1.47   $1.42   $1.22   $0.84
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/31/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $1.87   $1.58   $1.52   $1.29   $0.96   $1.00
Accumulation unit value at end of period                   $1.75   $1.87   $1.58   $1.52   $1.29   $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                         794     763     746     325      --      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period             $1.69   $1.48   $1.45   $1.26   $0.98   $1.00
Accumulation unit value at end of period                   $1.62   $1.69   $1.48   $1.45   $1.26   $0.98
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,946   2,067   1,345     383       8       8
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period             $1.64   $1.44   $1.34   $1.19   $0.96   $1.00
Accumulation unit value at end of period                   $1.65   $1.64   $1.44   $1.34   $1.19   $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                           8       9       9       9      --      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $0.85      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         212      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --
Accumulation unit value at end of period                   $1.12      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           7      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period             $2.70   $1.99   $1.74   $1.29   $0.96   $1.00
Accumulation unit value at end of period                   $2.20   $2.70   $1.99   $1.74   $1.29   $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $2.13   $1.58   $1.37   $1.00      --      --
Accumulation unit value at end of period                   $1.73   $2.13   $1.58   $1.37      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          35      38      38      21      --      --
--------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period             $1.93   $1.43   $1.20   $1.00      --      --
Accumulation unit value at end of period                   $2.21   $1.93   $1.43   $1.20      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         485     202     135      32      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
--------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period             $1.33   $1.26   $1.15   $1.00      --      --
Accumulation unit value at end of period                   $1.38   $1.33   $1.26   $1.15      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         792     631     493     197      --      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.51   $1.37   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                   $1.60   $1.51   $1.37   $1.33   $1.24      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --     166      --
--------------------------------------------------------------------------------------------------------


 164    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                         2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.73   $1.44   $1.42   $1.30   $1.00      --
Accumulation unit value at end of period                   $1.68   $1.73   $1.44   $1.42   $1.30      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          39      19      --      --      --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.67   $1.44   $1.39   $1.27   $1.00      --
Accumulation unit value at end of period                   $1.69   $1.67   $1.44   $1.39   $1.27      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         411     409     465     288      --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.91   $1.61   $1.49   $1.39   $1.00      --
Accumulation unit value at end of period                   $2.11   $1.91   $1.61   $1.49   $1.39      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           4       4       4       4      --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.45   $1.27   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                   $1.45   $1.45   $1.27   $1.33   $1.24      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          12      12      12       9      --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.37   $1.37   $1.32   $1.30   $1.00      --
Accumulation unit value at end of period                   $1.45   $1.37   $1.37   $1.32   $1.30      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         995   1,018     753     275     127      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.01   $0.98   $0.98   $0.99   $1.00      --
Accumulation unit value at end of period                   $1.04   $1.01   $0.98   $0.98   $0.99      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          43      50      31      --      --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period             $2.10   $1.74   $1.67   $1.49   $1.00      --
Accumulation unit value at end of period                   $2.34   $2.10   $1.74   $1.67   $1.49      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           4       5       5       5      --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2003)
Accumulation unit value at beginning of period             $1.06   $1.04   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                   $1.10   $1.06   $1.04   $1.04   $1.01      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,137   1,856     658     206      --      --
--------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    165

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.68   $1.52   $1.46   $1.35   $1.00
Accumulation unit value at end of period                       $1.67   $1.68   $1.52   $1.46   $1.35
Number of accumulation units outstanding at end of period
(000 omitted)                                                    151     164     179     110      27
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.50   $1.44   $1.35   $1.30   $1.00
Accumulation unit value at end of period                       $1.65   $1.50   $1.44   $1.35   $1.30
Number of accumulation units outstanding at end of period
(000 omitted)                                                    100     425      51      40      --
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.88   $1.64   $1.53   $1.35   $1.00
Accumulation unit value at end of period                       $2.03   $1.88   $1.64   $1.53   $1.35
Number of accumulation units outstanding at end of period
(000 omitted)                                                     32      32      32      33       1
----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                 $1.08   $1.00      --      --      --
Accumulation unit value at end of period                       $1.14   $1.08      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    602      --      --      --      --
----------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.23   $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.32   $1.23   $1.13   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     32      35      38      13      --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                 $1.37   $1.25   $1.23   $1.15   $1.00
Accumulation unit value at end of period                       $1.38   $1.37   $1.25   $1.23   $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                     45      45      --      --      --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                 $1.57   $1.47   $1.45   $1.40   $1.00
Accumulation unit value at end of period                       $1.85   $1.57   $1.47   $1.45   $1.40
Number of accumulation units outstanding at end of period
(000 omitted)                                                     64      80      86      87       9
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                 $1.70   $1.48   $1.44   $1.32   $1.00
Accumulation unit value at end of period                       $1.75   $1.70   $1.48   $1.44   $1.32
Number of accumulation units outstanding at end of period
(000 omitted)                                                     31      31      31      30      47
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                 $1.81   $1.37   $1.19   $1.00      --
Accumulation unit value at end of period                       $1.88   $1.81   $1.37   $1.19      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,241   1,131     914     344      --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                 $1.45   $1.49   $1.32   $1.24   $1.00
Accumulation unit value at end of period                       $1.62   $1.45   $1.49   $1.32   $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                     41      19      19      20       3
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.04   $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                       $1.12   $1.04   $1.05   $1.05      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,110   2,234   2,258     901      --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.52   $1.24   $1.12   $1.00      --
Accumulation unit value at end of period                       $1.76   $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------


 166    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.01   $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                       $1.19   $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    266     529     219      46      --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                 $1.30   $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                       $1.21   $1.30   $1.12   $1.09      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                 $1.06   $1.00      --      --      --
Accumulation unit value at end of period                       $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    117     175      --      --      --
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,314      --      --      --      --
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.13      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                 $1.41   $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                       $1.35   $1.41   $1.21   $1.17      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    881      --      --      --      --
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.28   $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                       $1.27   $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.20   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    234     395     227      90      --
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.20   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.25   $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.50   $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                       $1.53   $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $0.98      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    745      --      --      --      --
----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    167

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period                 $1.33   $1.23   $1.20   $1.15   $1.00
Accumulation unit value at end of period                       $1.39   $1.33   $1.23   $1.20   $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                     25      26      40      40      20
*Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class
  2.
----------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.06   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period                       $1.09   $1.06   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                    370     370     418     306     185
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.65   $1.49   $1.40   $1.31   $1.00
Accumulation unit value at end of period                       $1.75   $1.65   $1.49   $1.40   $1.31
Number of accumulation units outstanding at end of period
(000 omitted)                                                    121     128     142      76      35
----------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.76   $1.62   $1.55   $1.39   $1.00
Accumulation unit value at end of period                       $1.91   $1.76   $1.62   $1.55   $1.39
Number of accumulation units outstanding at end of period
(000 omitted)                                                     73      77      90      45      18
----------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.29   $1.21   $1.22   $1.15   $1.00
Accumulation unit value at end of period                       $1.30   $1.29   $1.21   $1.22   $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                    170     177     175     111      95
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.15   $1.78   $1.57   $1.34   $1.00
Accumulation unit value at end of period                       $2.42   $2.15   $1.78   $1.57   $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                     87      78      64      45      28
----------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.55   $1.49   $1.47   $1.40   $1.00
Accumulation unit value at end of period                       $1.70   $1.55   $1.49   $1.47   $1.40
Number of accumulation units outstanding at end of period
(000 omitted)                                                    133     142     154     113      29
----------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.99   $1.67   $1.54   $1.31   $1.00
Accumulation unit value at end of period                       $1.80   $1.99   $1.67   $1.54   $1.31
Number of accumulation units outstanding at end of period
(000 omitted)                                                    102     124     102     111      54
----------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
(PREVIOUSLY EVERGEEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.21   $1.17   $1.20   $1.13   $1.00
Accumulation unit value at end of period                       $1.23   $1.21   $1.17   $1.20   $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                    237     244     252     167      60
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.84   $1.68   $1.47   $1.30   $1.00
Accumulation unit value at end of period                       $2.11   $1.84   $1.68   $1.47   $1.30
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,368   2,760   1,602     814     205
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.47   $1.40   $1.35   $1.34   $1.00
Accumulation unit value at end of period                       $1.82   $1.47   $1.40   $1.35   $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                     27      13      21       7       5
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.05   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.08   $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,607     282     242      11      --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.16   $1.96   $1.69   $1.38   $1.00
Accumulation unit value at end of period                       $2.45   $2.16   $1.96   $1.69   $1.38
Number of accumulation units outstanding at end of period
(000 omitted)                                                    608     488     330     213     143
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.18   $1.89   $1.62   $1.46   $1.00
Accumulation unit value at end of period                       $2.51   $2.18   $1.89   $1.62   $1.46
Number of accumulation units outstanding at end of period
(000 omitted)                                                    344     445     418     246       5
----------------------------------------------------------------------------------------------------


 168    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.31   $1.96   $1.76   $1.36   $1.00
Accumulation unit value at end of period                       $1.80   $2.31   $1.96   $1.76   $1.36
Number of accumulation units outstanding at end of period
(000 omitted)                                                    110     104     114      78      --
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.30   $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                       $1.32   $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    409     404     324     151      --
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.27   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                       $1.22   $1.27   $1.11   $1.09      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.04   $1.77   $1.66   $1.37   $1.00
Accumulation unit value at end of period                       $1.95   $2.04   $1.77   $1.66   $1.37
Number of accumulation units outstanding at end of period
(000 omitted)                                                     91      94      88      85      50
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.65   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period                       $1.80   $1.65   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --       7      --       5
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $1.75   $1.50   $1.38   $1.25   $1.00
Accumulation unit value at end of period                       $1.77   $1.75   $1.50   $1.38   $1.25
Number of accumulation units outstanding at end of period
(000 omitted)                                                    502     611     526     516     349
----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                 $2.00   $1.68   $1.55   $1.34   $1.00
Accumulation unit value at end of period                       $2.27   $2.00   $1.68   $1.55   $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                    194     186     154     105      44
----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.22   $1.10   $1.16   $1.00      --
Accumulation unit value at end of period                       $1.33   $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,848   1,468     826     291      --
----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                 $1.43   $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                       $1.44   $1.43   $1.20   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      9       9       9       6      --
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.51   $1.32   $1.19   $1.00      --
Accumulation unit value at end of period                       $1.53   $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,162     978     575     248      --
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4      --      --      --      --
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.05      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,538      --      --      --      --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $1.41   $1.34   $1.31   $1.22   $1.00
Accumulation unit value at end of period                       $1.54   $1.41   $1.34   $1.31   $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2       2       2       2       2
----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    169

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $1.59   $1.43   $1.39   $1.33   $1.00
Accumulation unit value at end of period                       $1.60   $1.59   $1.43   $1.39   $1.33
Number of accumulation units outstanding at end of period
(000 omitted)                                                     24      24      22      21      --
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $1.40   $1.28   $1.27   $1.17   $1.00
Accumulation unit value at end of period                       $1.43   $1.40   $1.28   $1.27   $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                    545     531     435     401     240
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                 $2.44   $1.90   $1.66   $1.30   $1.00
Accumulation unit value at end of period                       $3.06   $2.44   $1.90   $1.66   $1.30
Number of accumulation units outstanding at end of period
(000 omitted)                                                     73      89      94      97      12
----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.49   $1.41   $1.37   $1.31   $1.00
Accumulation unit value at end of period                       $1.66   $1.49   $1.41   $1.37   $1.31
Number of accumulation units outstanding at end of period
(000 omitted)                                                    299     314     284     126      59
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $2.19   $1.90   $1.70   $1.46   $1.00
Accumulation unit value at end of period                       $2.28   $2.19   $1.90   $1.70   $1.46
Number of accumulation units outstanding at end of period
(000 omitted)                                                     41      42      15      12       4
----------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.27   $1.19   $1.19   $1.11   $1.00
Accumulation unit value at end of period                       $1.24   $1.27   $1.19   $1.19   $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                     51      51      52      51      21
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $2.04   $1.81   $1.68   $1.44   $1.00
Accumulation unit value at end of period                       $1.97   $2.04   $1.81   $1.68   $1.44
Number of accumulation units outstanding at end of period
(000 omitted)                                                     40      30      40      33      29
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.20   $1.14   $1.14   $1.07   $1.00
Accumulation unit value at end of period                       $1.30   $1.20   $1.14   $1.14   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  3,205   2,256   1,716     851     141
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,649      --      --      --      --
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.65   $1.45   $1.40   $1.29   $1.00
Accumulation unit value at end of period                       $1.52   $1.65   $1.45   $1.40   $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                      7       7       2       2      --
----------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.40   $1.38   $1.25   $1.19   $1.00
Accumulation unit value at end of period                       $1.36   $1.40   $1.38   $1.25   $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                    157     167     158     148      10
----------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $2.12   $1.69   $1.53   $1.34   $1.00
Accumulation unit value at end of period                       $2.25   $2.12   $1.69   $1.53   $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                     47      53      51      54      41
----------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.50   $1.38   $1.33   $1.26   $1.00
Accumulation unit value at end of period                       $1.48   $1.50   $1.38   $1.33   $1.26
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $1.43   $1.24   $1.18   $1.00      --
Accumulation unit value at end of period                       $1.23   $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     20     263       6       3      --
----------------------------------------------------------------------------------------------------


 170    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.76   $1.70   $1.54   $1.32   $1.00
Accumulation unit value at end of period                       $1.79   $1.76   $1.70   $1.54   $1.32
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2       2       2       2      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                       $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                    137      91      70     179      55
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.07   $1.05   $1.05   $1.02   $1.00
Accumulation unit value at end of period                       $1.11   $1.07   $1.05   $1.05   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  3,241     547     165     169      63
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period                 $2.18   $1.86   $1.67   $1.44   $1.00
Accumulation unit value at end of period                       $2.32   $2.18   $1.86   $1.67   $1.44
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,267   1,033     512      31       9
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $2.02   $1.53   $1.17   $1.00      --
Accumulation unit value at end of period                       $2.73   $2.02   $1.53   $1.17      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    562     594     469     225      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,226      --      --      --      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.02   $1.00      --      --      --
Accumulation unit value at end of period                       $1.08   $1.02      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,399   1,411      --      --      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.50   $1.38   $1.29   $1.22   $1.00
Accumulation unit value at end of period                       $1.52   $1.50   $1.38   $1.29   $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                     42      --      --      --      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.20   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.20   $1.20   $1.10   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    822   1,551     960     372      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                 $1.18   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                       $1.19   $1.18   $1.11   $1.09      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    891     103      --      --      --
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $1.55   $1.27   $1.14   $1.00      --
Accumulation unit value at end of period                       $1.72   $1.55   $1.27   $1.14      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.24   $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                       $1.25   $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,103   1,183   1,307     818      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.32   $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                       $1.29   $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.43   $1.45   $1.35   $1.26   $1.00
Accumulation unit value at end of period                       $1.59   $1.43   $1.45   $1.35   $1.26
Number of accumulation units outstanding at end of period
(000 omitted)                                                    136     158     161     118      --
----------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    171

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.61   $1.42   $1.39   $1.28   $1.00
Accumulation unit value at end of period                       $1.66   $1.61   $1.42   $1.39   $1.28
Number of accumulation units outstanding at end of period
(000 omitted)                                                     26      38      48      30      22
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.23   $1.08   $1.10   $1.00      --
Accumulation unit value at end of period                       $1.28   $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                 $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                       $1.03   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                    589     641     492     399     234
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $2.02   $1.71   $1.64   $1.40   $1.00
Accumulation unit value at end of period                       $1.88   $2.02   $1.71   $1.64   $1.40
Number of accumulation units outstanding at end of period
(000 omitted)                                                    687     648     720     337       3
----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                 $1.75   $1.53   $1.43   $1.27   $1.00
Accumulation unit value at end of period                       $1.73   $1.75   $1.53   $1.43   $1.27
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period                 $1.33   $1.22   $1.25   $1.20   $1.00
Accumulation unit value at end of period                       $1.50   $1.33   $1.22   $1.25   $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                     18      19      26      20       7
----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                 $1.74   $1.45   $1.42   $1.26   $1.00
Accumulation unit value at end of period                       $1.77   $1.74   $1.45   $1.42   $1.26
Number of accumulation units outstanding at end of period
(000 omitted)                                                      9       9      22      16       6
----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                 $1.83   $1.68   $1.50   $1.30   $1.00
Accumulation unit value at end of period                       $1.88   $1.83   $1.68   $1.50   $1.30
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2       2       2       2       2
----------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (01/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                 $2.13   $1.86   $1.70   $1.39   $1.00
Accumulation unit value at end of period                       $2.14   $2.13   $1.86   $1.70   $1.39
Number of accumulation units outstanding at end of period
(000 omitted)                                                      8       8      10       5       2
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.75   $1.53   $1.50   $1.30   $1.00
Accumulation unit value at end of period                       $1.68   $1.75   $1.53   $1.50   $1.30
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,977   1,995   1,445     538      25
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $1.77   $1.55   $1.44   $1.29   $1.00
Accumulation unit value at end of period                       $1.78   $1.77   $1.55   $1.44   $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                     50      51      30      17       3
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    326      --      --      --      --
----------------------------------------------------------------------------------------------------


 172    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00      --      --      --      --
Accumulation unit value at end of period                       $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period                 $2.96   $2.18   $1.90   $1.42   $1.00
Accumulation unit value at end of period                       $2.41   $2.96   $2.18   $1.90   $1.42
Number of accumulation units outstanding at end of period
(000 omitted)                                                      6       6      --      12      12
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                 $2.13   $1.57   $1.37   $1.00      --
Accumulation unit value at end of period                       $1.73   $2.13   $1.57   $1.37      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     16      16      17       6      --
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                 $1.93   $1.43   $1.20   $1.00      --
Accumulation unit value at end of period                       $2.20   $1.93   $1.43   $1.20      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    386     184     128      28      --
*Effective June 1, 2008, the Fund will change its name to Wanger International.
----------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                 $1.33   $1.26   $1.15   $1.00      --
Accumulation unit value at end of period                       $1.38   $1.33   $1.26   $1.15      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    799     615     523     221      --
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.22   $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.29   $1.22   $1.11   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     15      15      15      16      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.31   $1.09   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.27   $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     19      --      --      --      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.30   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                       $1.31   $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    627     653     691     438      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.41   $1.19   $1.10   $1.00      --
Accumulation unit value at end of period                       $1.56   $1.41   $1.19   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     20      21      21      21      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.15   $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                       $1.16   $1.15   $1.02   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     11      11      11      11      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.07   $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.13   $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,173   1,231   1,106     385      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.03   $1.00   $0.99   $1.00      --
Accumulation unit value at end of period                       $1.06   $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     39     181      56      --      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.33   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                       $1.49   $1.33   $1.10   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --      --      --      --      --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                 $1.05   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                       $1.10   $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,552   3,395   1,455     623      --
----------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    173

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.





YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23    $1.11    $1.07   $1.00
Accumulation unit value at end of period                            $1.22    $1.23    $1.11   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,865    4,263    5,023   3,225
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.18    $1.13    $1.06   $1.00
Accumulation unit value at end of period                            $1.29    $1.18    $1.13   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,494    2,008        3       3
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.35    $1.18    $1.10   $1.00
Accumulation unit value at end of period                            $1.46    $1.35    $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               73       19       19      12
---------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.03       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.04       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            9,747       --       --      --
---------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23    $1.13    $1.07   $1.00
Accumulation unit value at end of period                            $1.32    $1.23    $1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,038    1,204    1,379     900
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.19    $1.08    $1.07   $1.00
Accumulation unit value at end of period                            $1.19    $1.19    $1.08   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.15       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.27    $1.11    $1.08   $1.00
Accumulation unit value at end of period                            $1.30    $1.27    $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              168      170      126      90
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.81    $1.36    $1.19   $1.00
Accumulation unit value at end of period                            $1.87    $1.81    $1.36   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                           17,556   13,071    8,418   3,162
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.04    $1.05    $1.05   $1.00
Accumulation unit value at end of period                            $1.12    $1.04    $1.05   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                           23,067   24,580   21,086   7,249
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.52    $1.24    $1.12   $1.00
Accumulation unit value at end of period                            $1.76    $1.52    $1.24   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               68       --       --      --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $0.90       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                9       --       --      --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.01    $1.06    $1.06   $1.00
Accumulation unit value at end of period                            $1.19    $1.01    $1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,538   19,124    6,266   2,495
---------------------------------------------------------------------------------------------------


 174    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.30    $1.12    $1.09   $1.00
Accumulation unit value at end of period                            $1.21    $1.30    $1.12   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               24       29       15      26
---------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                      $1.06    $1.00       --      --
Accumulation unit value at end of period                            $1.06    $1.06       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,084    8,585       --      --
---------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.12       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           21,154       --       --      --
---------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.13       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                      $1.41    $1.21    $1.17   $1.00
Accumulation unit value at end of period                            $1.35    $1.41    $1.21   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                           14,170       --       --      --
---------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.10       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.27    $1.21    $1.13   $1.00
Accumulation unit value at end of period                            $1.27    $1.27    $1.21   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.07    $1.04    $1.03   $1.00
Accumulation unit value at end of period                            $1.20    $1.07    $1.04   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,110    6,310    2,901   1,117
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.19    $1.05    $1.02   $1.00
Accumulation unit value at end of period                            $1.25    $1.19    $1.05   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                              112       67       71      72
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.09       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.50    $1.25    $1.14   $1.00
Accumulation unit value at end of period                            $1.53    $1.50    $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               24       24       26       7
---------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $0.98       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           11,432       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                            $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,018    7,281    6,140   1,507
---------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.28    $1.16    $1.09   $1.00
Accumulation unit value at end of period                            $1.36    $1.28    $1.16   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              631      791       94      57
---------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    175

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27    $1.17    $1.12   $1.00
Accumulation unit value at end of period                            $1.38    $1.27    $1.17   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,535    1,676    1,358      27
---------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11    $1.04    $1.05   $1.00
Accumulation unit value at end of period                            $1.12    $1.11    $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,131    4,322    3,658     885
---------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.57    $1.30    $1.14   $1.00
Accumulation unit value at end of period                            $1.76    $1.57    $1.30   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,309    2,433    1,444      79
---------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.10    $1.06    $1.04   $1.00
Accumulation unit value at end of period                            $1.21    $1.10    $1.06   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                            5,394    5,524    3,401   1,048
---------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.47    $1.24    $1.14   $1.00
Accumulation unit value at end of period                            $1.33    $1.47    $1.24   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              400      401      390     173
---------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                      $1.09    $1.05    $1.08   $1.00
Accumulation unit value at end of period                            $1.11    $1.09    $1.05   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,541    7,283    5,441   1,507
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.38    $1.27    $1.11   $1.00
Accumulation unit value at end of period                            $1.59    $1.38    $1.27   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                           42,111   45,962   19,309   6,485
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11    $1.06    $1.03   $1.00
Accumulation unit value at end of period                            $1.38    $1.11    $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               15       15       --      --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                            $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                           30,874   10,450    8,474   3,024
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.55    $1.40    $1.21   $1.00
Accumulation unit value at end of period                            $1.75    $1.55    $1.40   $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                            9,998    6,670    2,154     194
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.48    $1.28    $1.10   $1.00
Accumulation unit value at end of period                            $1.70    $1.48    $1.28   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,606    5,282    5,025   3,210
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.77    $1.50    $1.34   $1.00
Accumulation unit value at end of period                            $1.37    $1.77    $1.50   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,056      270      252     119
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.30    $1.12    $1.12   $1.00
Accumulation unit value at end of period                            $1.32    $1.30    $1.12   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,849    1,382    1,066     516
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27    $1.11    $1.09   $1.00
Accumulation unit value at end of period                            $1.21    $1.27    $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              151       68       53      34
---------------------------------------------------------------------------------------------------


 176    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.18    $1.11    $1.08   $1.00
Accumulation unit value at end of period                            $1.29    $1.18    $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              125       98      115     111
---------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.37    $1.18    $1.09   $1.00
Accumulation unit value at end of period                            $1.39    $1.37    $1.18   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              542    6,611      374     369
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.22    $1.10    $1.16   $1.00
Accumulation unit value at end of period                            $1.33    $1.22    $1.10   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                           26,747   18,800    7,744   2,656
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.43    $1.20    $1.12   $1.00
Accumulation unit value at end of period                            $1.44    $1.43    $1.20   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              148      112       57      25
---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.51    $1.32    $1.19   $1.00
Accumulation unit value at end of period                            $1.53    $1.51    $1.32   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                           17,019   14,517    6,833   2,746
---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $0.94       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.05       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           25,309       --       --      --
---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.03       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.15    $1.10    $1.07   $1.00
Accumulation unit value at end of period                            $1.26    $1.15    $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               14       14       34      22
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.19    $1.07    $1.04   $1.00
Accumulation unit value at end of period                            $1.19    $1.19    $1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                                9       10       11      12
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.20    $1.09    $1.09   $1.00
Accumulation unit value at end of period                            $1.22    $1.20    $1.09   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              102      106       69      53
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.82    $1.42    $1.24   $1.00
Accumulation unit value at end of period                            $2.28    $1.82    $1.42   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                              120       32        1       1
---------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15    $1.09    $1.06   $1.00
Accumulation unit value at end of period                            $1.29    $1.15    $1.09   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            8,700   10,182    8,509   3,218
---------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.48    $1.29    $1.15   $1.00
Accumulation unit value at end of period                            $1.54    $1.48    $1.29   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              231      209      177      72
---------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    177

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.41    $1.25    $1.16   $1.00
Accumulation unit value at end of period                            $1.36    $1.41    $1.25   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               71       75       59      31
---------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.13    $1.07    $1.07   $1.00
Accumulation unit value at end of period                            $1.21    $1.13    $1.07   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                           38,909   20,731   11,203   4,674
---------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.03       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           26,289       --       --      --
---------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15    $1.14    $1.03   $1.00
Accumulation unit value at end of period                            $1.12    $1.15    $1.14   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              144      142      109      57
---------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.57    $1.26    $1.14   $1.00
Accumulation unit value at end of period                            $1.67    $1.57    $1.26   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               27       --       --      --
---------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.43    $1.24    $1.18   $1.00
Accumulation unit value at end of period                            $1.22    $1.43    $1.24   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                              192    4,666       76      17
---------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.29    $1.25    $1.14   $1.00
Accumulation unit value at end of period                            $1.32    $1.29    $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                                8        8       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.03    $1.00    $0.99   $1.00
Accumulation unit value at end of period                            $1.05    $1.03    $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,584    1,771      839     136
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.06    $1.03    $1.03   $1.00
Accumulation unit value at end of period                            $1.09    $1.06    $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                           49,906   27,709      237     220
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.51    $1.29    $1.15   $1.00
Accumulation unit value at end of period                            $1.60    $1.51    $1.29   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                           31,206   25,297    8,506      34
---------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                      $2.01    $1.53    $1.17   $1.00
Accumulation unit value at end of period                            $2.73    $2.01    $1.53   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,826    7,742    4,979   2,159
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $0.99       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           19,856       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                      $1.02    $1.00       --      --
Accumulation unit value at end of period                            $1.08    $1.02       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           24,803   19,914       --      --
---------------------------------------------------------------------------------------------------


 178    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24    $1.14    $1.07   $1.00
Accumulation unit value at end of period                            $1.26    $1.24    $1.14   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,883       38       38      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.20    $1.10    $1.08   $1.00
Accumulation unit value at end of period                            $1.20    $1.20    $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,514    5,751    3,150     830
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                      $1.18    $1.11    $1.09   $1.00
Accumulation unit value at end of period                            $1.18    $1.18    $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                           14,534    6,780        8       8
---------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                      $1.55    $1.27    $1.14   $1.00
Accumulation unit value at end of period                            $1.71    $1.55    $1.27   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                                2        2        1      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24    $1.09    $1.05   $1.00
Accumulation unit value at end of period                            $1.25    $1.24    $1.09   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                           10,759   11,734   14,054   9,019
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.32    $1.13    $1.10   $1.00
Accumulation unit value at end of period                            $1.29    $1.32    $1.13   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               23       23       24      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.13    $1.15    $1.07   $1.00
Accumulation unit value at end of period                            $1.26    $1.13    $1.15   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              906    1,023    1,088     697
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $0.99       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               69       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.25    $1.11    $1.08   $1.00
Accumulation unit value at end of period                            $1.29    $1.25    $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              147      142      132      48
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                      $1.23    $1.08    $1.10   $1.00
Accumulation unit value at end of period                            $1.28    $1.23    $1.08   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.01    $0.99    $1.00   $1.00
Accumulation unit value at end of period                            $1.05    $1.01    $0.99   $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                            5,294    3,802    1,781     218
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                      $1.41    $1.19    $1.15   $1.00
Accumulation unit value at end of period                            $1.31    $1.41    $1.19   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                           12,674   11,121   10,647   4,456
---------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                      $1.35    $1.19    $1.11   $1.00
Accumulation unit value at end of period                            $1.34    $1.35    $1.19   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                               10        4       --      --
---------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    179

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP GROWTH STOCK FUND)
Accumulation unit value at beginning of period                      $1.11    $1.02    $1.05   $1.00
Accumulation unit value at end of period                            $1.25    $1.11    $1.02   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                                9        9        9       2
---------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                      $1.36    $1.13    $1.11   $1.00
Accumulation unit value at end of period                            $1.38    $1.36    $1.13   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST MID-CAP CORE EQUITY FUND)
Accumulation unit value at beginning of period                      $1.41    $1.30    $1.16   $1.00
Accumulation unit value at end of period                            $1.46    $1.41    $1.30   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (04/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND)
Accumulation unit value at beginning of period                      $1.48    $1.30    $1.18   $1.00
Accumulation unit value at end of period                            $1.49    $1.48    $1.30   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                               14        6        4       2
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.31    $1.15    $1.13   $1.00
Accumulation unit value at end of period                            $1.26    $1.31    $1.15   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                           39,815   41,096   23,606   8,260
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $0.85       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,909       --       --      --
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --       --      --
Accumulation unit value at end of period                            $1.12       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $2.12    $1.57    $1.37   $1.00
Accumulation unit value at end of period                            $1.72    $2.12    $1.57   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                              728      573      619     292
---------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                      $1.93    $1.43    $1.20   $1.00
Accumulation unit value at end of period                            $2.20    $1.93    $1.43   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,675    6,793    3,916   1,854
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                      $1.33    $1.26    $1.15   $1.00
Accumulation unit value at end of period                            $1.38    $1.33    $1.26   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                           11,339    6,970    5,234   2,030
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.22    $1.11    $1.08   $1.00
Accumulation unit value at end of period                            $1.29    $1.22    $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.31    $1.09    $1.08   $1.00
Accumulation unit value at end of period                            $1.27    $1.31    $1.09   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              907       22        5      --
---------------------------------------------------------------------------------------------------


 180    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.30    $1.11    $1.08   $1.00
Accumulation unit value at end of period                            $1.31    $1.30    $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,198    1,229    1,587     971
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.41    $1.19    $1.10   $1.00
Accumulation unit value at end of period                            $1.56    $1.41    $1.19   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                                1        1        1      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.15    $1.02    $1.06   $1.00
Accumulation unit value at end of period                            $1.16    $1.15    $1.02   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.07    $1.06    $1.03   $1.00
Accumulation unit value at end of period                            $1.13    $1.07    $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,470    4,839    3,400     848
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02    $1.00    $0.99   $1.00
Accumulation unit value at end of period                            $1.05    $1.02    $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              153      154       55      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.33    $1.10    $1.06   $1.00
Accumulation unit value at end of period                            $1.48    $1.33    $1.10   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                                1        1        1       1
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                            $1.09    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                           12,231    8,454    2,629     789
---------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    181

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                 2007     2006     2005    2004
--------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23    $1.11   $1.07   $1.00
Accumulation unit value at end of period                            $1.22    $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,899    2,383   2,864   1,579
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.04       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.35    $1.18   $1.10   $1.00
Accumulation unit value at end of period                            $1.46    $1.35   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                                2       --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.03       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.04       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,717       --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23    $1.13   $1.07   $1.00
Accumulation unit value at end of period                            $1.32    $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              511      667     795     454
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.18    $1.08   $1.06   $1.00
Accumulation unit value at end of period                            $1.19    $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                                7        6      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.15       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.27    $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.30    $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               14        8       8      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.81    $1.36   $1.19   $1.00
Accumulation unit value at end of period                            $1.87    $1.81   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,454    4,386   3,051     725
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.04    $1.05   $1.05   $1.00
Accumulation unit value at end of period                            $1.12    $1.04   $1.05   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,752    8,306   7,161   1,751
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.52    $1.24   $1.12   $1.00
Accumulation unit value at end of period                            $1.75    $1.52   $1.24   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $0.90       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.00    $1.06   $1.06   $1.00
Accumulation unit value at end of period                            $1.19    $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            5,177   11,674   5,066   1,252
--------------------------------------------------------------------------------------------------


 182    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005    2004
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.30    $1.12   $1.09   $1.00
Accumulation unit value at end of period                            $1.21    $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               17       17       5      --
--------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                      $1.06    $1.00      --      --
Accumulation unit value at end of period                            $1.06    $1.06      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,573    4,571      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.12       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           10,135       --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.13       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                3       --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                      $1.41    $1.20   $1.16   $1.00
Accumulation unit value at end of period                            $1.35    $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,901       89      59      43
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.10       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.27    $1.21   $1.13   $1.00
Accumulation unit value at end of period                            $1.27    $1.27   $1.21   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.06    $1.04   $1.03   $1.00
Accumulation unit value at end of period                            $1.19    $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,200    2,578   1,258     333
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.19    $1.05   $1.02   $1.00
Accumulation unit value at end of period                            $1.25    $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.09       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.50    $1.25   $1.14   $1.00
Accumulation unit value at end of period                            $1.53    $1.50   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               26       27      17      --
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $0.98       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            5,181       --      --      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.38    $1.26   $1.11   $1.00
Accumulation unit value at end of period                            $1.59    $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                           15,648   16,577   7,559   1,607
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11    $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.38    $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               12       11      --      --
--------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    183

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005    2004
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05    $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.07    $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                           15,429    7,174   6,069   1,202
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.54    $1.40   $1.21   $1.00
Accumulation unit value at end of period                            $1.75    $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,062    2,597   1,049       5
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.48    $1.28   $1.10   $1.00
Accumulation unit value at end of period                            $1.70    $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              691    1,284   1,283     755
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.29    $1.12   $1.12   $1.00
Accumulation unit value at end of period                            $1.32    $1.29   $1.12   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              666      639     815     325
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27    $1.11   $1.09   $1.00
Accumulation unit value at end of period                            $1.21    $1.27   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              110      121     143     111
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.18    $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.28    $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                                7       11       6       6
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.37    $1.18   $1.09   $1.00
Accumulation unit value at end of period                            $1.39    $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              281    2,957     342     240
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.22    $1.10   $1.16   $1.00
Accumulation unit value at end of period                            $1.33    $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                            9,880    6,143   2,582     696
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.43    $1.19   $1.12   $1.00
Accumulation unit value at end of period                            $1.43    $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              283      331     477     237
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.50    $1.32   $1.19   $1.00
Accumulation unit value at end of period                            $1.52    $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,588    5,189   2,566     749
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $0.94       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.05       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           12,101       --      --      --
--------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.03       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.15    $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.26    $1.15   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                                6        6      10      --
--------------------------------------------------------------------------------------------------


 184    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005    2004
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.19    $1.07   $1.04   $1.00
Accumulation unit value at end of period                            $1.19    $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                                3        3       6      --
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.20    $1.09   $1.09   $1.00
Accumulation unit value at end of period                            $1.22    $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              132      139     142       8
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.82    $1.42   $1.24   $1.00
Accumulation unit value at end of period                            $2.27    $1.82   $1.42   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                              102       --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15    $1.09   $1.06   $1.00
Accumulation unit value at end of period                            $1.28    $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,686    4,759   4,145   1,172
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.48    $1.29   $1.15   $1.00
Accumulation unit value at end of period                            $1.54    $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                                4        4      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.41    $1.25   $1.16   $1.00
Accumulation unit value at end of period                            $1.36    $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               27       23      11      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.13    $1.07   $1.07   $1.00
Accumulation unit value at end of period                            $1.21    $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                           16,736    8,920   5,420   1,643
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.03       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           12,327       --      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15    $1.14   $1.03   $1.00
Accumulation unit value at end of period                            $1.12    $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                                2        1      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.57    $1.25   $1.14   $1.00
Accumulation unit value at end of period                            $1.67    $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                                6        6       9      --
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.43    $1.24   $1.18   $1.00
Accumulation unit value at end of period                            $1.22    $1.43   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                               62    1,601      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.29    $1.25   $1.13   $1.00
Accumulation unit value at end of period                            $1.31    $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02    $1.00   $0.99   $1.00
Accumulation unit value at end of period                            $1.05    $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              926      437     272     696
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.06    $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.09    $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                           21,399   10,809      68      73
--------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    185

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005    2004
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.51    $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.60    $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                           12,984    9,881   4,173      --
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                      $2.01    $1.53   $1.17   $1.00
Accumulation unit value at end of period                            $2.72    $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,157    2,993   1,961     549
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $0.99       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            9,500       --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                      $1.02    $1.00      --      --
Accumulation unit value at end of period                            $1.08    $1.02      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            9,067    6,418      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24    $1.14   $1.07   $1.00
Accumulation unit value at end of period                            $1.25    $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                                2       --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.20    $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.20    $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,074    1,254   1,052     115
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                      $1.17    $1.11   $1.09   $1.00
Accumulation unit value at end of period                            $1.18    $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,611    2,750      26      36
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                      $1.55    $1.27   $1.14   $1.00
Accumulation unit value at end of period                            $1.71    $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                                5        4      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24    $1.09   $1.05   $1.00
Accumulation unit value at end of period                            $1.25    $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,897    3,765   4,574   2,547
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.31    $1.13   $1.10   $1.00
Accumulation unit value at end of period                            $1.28    $1.31   $1.13   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               12       10      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.13    $1.15   $1.07   $1.00
Accumulation unit value at end of period                            $1.26    $1.13   $1.15   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $0.99       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.25    $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.29    $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               14       16       5       5
--------------------------------------------------------------------------------------------------


 186    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005    2004
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                      $1.23    $1.08   $1.10   $1.00
Accumulation unit value at end of period                            $1.28    $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.01    $0.99   $1.00   $1.00
Accumulation unit value at end of period                            $1.04    $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,184      748     423      43
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                      $1.40    $1.19   $1.15   $1.00
Accumulation unit value at end of period                            $1.31    $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,794    4,319   4,153   1,188
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.31    $1.15   $1.13   $1.00
Accumulation unit value at end of period                            $1.26    $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                           15,014   15,482   9,543   2,210
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $0.85       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,614       --      --      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00       --      --      --
Accumulation unit value at end of period                            $1.12       --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                1       --      --      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $2.12    $1.57   $1.37   $1.00
Accumulation unit value at end of period                            $1.72    $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                              172      214     233      73
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                      $1.92    $1.43   $1.20   $1.00
Accumulation unit value at end of period                            $2.19    $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,528    4,321   3,151     908
*Effective June 1, 2008, the Fund will change its name to Wanger International.
--------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                      $1.33    $1.26   $1.15   $1.00
Accumulation unit value at end of period                            $1.37    $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,307    2,648   2,151     549
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
--------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    187

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.11   $1.07   $1.00
Accumulation unit value at end of period                            $1.22   $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               27      74      74      45
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                            $1.29   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               12     118      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                            $1.46   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              103      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                            $1.32   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                                7      20      20      12
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.08   $1.06   $1.00
Accumulation unit value at end of period                            $1.19   $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.30   $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                1       1       1       1
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                            $1.87   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                              254     299     244      97
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.12   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              572     638     666     312
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                            $1.75   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                            $1.19   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               84     341     176      40
-------------------------------------------------------------------------------------------------


 188    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.30   $1.12   $1.09   $1.00
Accumulation unit value at end of period                            $1.20   $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                      $1.06   $1.00      --      --
Accumulation unit value at end of period                            $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               33     100      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              252      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                      $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                            $1.35   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                              161      --      --      --
-------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                            $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                            $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               44     132      76      23
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                            $1.25   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.49   $1.25   $1.14   $1.00
Accumulation unit value at end of period                            $1.52   $1.49   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              204      --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               17      35      68      36
-------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.28   $1.16   $1.09   $1.00
Accumulation unit value at end of period                            $1.35   $1.28   $1.16   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                                8      13      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    189

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                            $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                                3       7      13      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                                8      21      41      26
-------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.56   $1.30   $1.14   $1.00
Accumulation unit value at end of period                            $1.76   $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               10       9       5      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.10   $1.06   $1.04   $1.00
Accumulation unit value at end of period                            $1.20   $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               25      28      29      18
-------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.47   $1.23   $1.14   $1.00
Accumulation unit value at end of period                            $1.33   $1.47   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                      $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                            $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               36      43      63      30
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.38   $1.26   $1.11   $1.00
Accumulation unit value at end of period                            $1.59   $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                              587     963     536     195
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.38   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              490     122     111      26
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                            $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                              109     127      60       4
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.48   $1.28   $1.10   $1.00
Accumulation unit value at end of period                            $1.69   $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               96     150     156      96
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.77   $1.49   $1.34   $1.00
Accumulation unit value at end of period                            $1.37   $1.77   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                               47      42      49      35
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                            $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               31      33      34      29
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.10   $1.09   $1.00
Accumulation unit value at end of period                            $1.21   $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


 190    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.28   $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                            $1.39   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      65      --      --
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.10   $1.16   $1.00
Accumulation unit value at end of period                            $1.32   $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                              481     448     244     107
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.43   $1.19   $1.12   $1.00
Accumulation unit value at end of period                            $1.43   $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                            $1.52   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                              225     289     177      70
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              290      --      --      --
-------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                            $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                            $1.19   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.20   $1.09   $1.09   $1.00
Accumulation unit value at end of period                            $1.22   $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.82   $1.41   $1.24   $1.00
Accumulation unit value at end of period                            $2.27   $1.82   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.09   $1.06   $1.00
Accumulation unit value at end of period                            $1.28   $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               65     152     149      51
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.48   $1.29   $1.15   $1.00
Accumulation unit value at end of period                            $1.54   $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                                6       8       9       3
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    191

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.41   $1.25   $1.16   $1.00
Accumulation unit value at end of period                            $1.36   $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                                2       2       2      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.13   $1.07   $1.07   $1.00
Accumulation unit value at end of period                            $1.21   $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              807     629     440     207
-------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              368      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                            $1.12   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               14      14      15      15
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                            $1.67   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                            $1.22   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                                2      77      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                            $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                            $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              179      46      12       3
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.06   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.09   $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              845     368      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.51   $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.59   $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              358     461     217      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                      $2.01   $1.53   $1.17   $1.00
Accumulation unit value at end of period                            $2.72   $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                              101     171     143      66
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              239      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                      $1.02   $1.00      --      --
Accumulation unit value at end of period                            $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              382     430      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                            $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               22      --      --      --
-------------------------------------------------------------------------------------------------


 192    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.20   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.19   $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              267     389     278     141
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                      $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                            $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              192      84      --      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                      $1.55   $1.27   $1.14   $1.00
Accumulation unit value at end of period                            $1.71   $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24   $1.09   $1.05   $1.00
Accumulation unit value at end of period                            $1.25   $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              273     345     410     258
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                            $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.13   $1.15   $1.06   $1.00
Accumulation unit value at end of period                            $1.26   $1.13   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               42      51      57      40
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.29   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                6       7       8       3
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                      $1.23   $1.08   $1.10   $1.00
Accumulation unit value at end of period                            $1.27   $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.01   $0.99   $1.00   $1.00
Accumulation unit value at end of period                            $1.04   $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                              140     131      58      29
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                      $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                            $1.31   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              222     276     305     123
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                            $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                              526     817     589     206
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               52      --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    193

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $2.12   $1.57   $1.37   $1.00
Accumulation unit value at end of period                            $1.72   $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                                8       6       5       3
-------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                      $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                            $2.19   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                               88     117      92      25
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                      $1.33   $1.26   $1.15   $1.00
Accumulation unit value at end of period                            $1.37   $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              174     174     158      63
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.29   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                            $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                9       6       6      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              127     129     148     104
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.19   $1.10   $1.00
Accumulation unit value at end of period                            $1.55   $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                            $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.12   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              201     208     196      88
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                            $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                                9      61       4      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.33   $1.10   $1.06   $1.00
Accumulation unit value at end of period                            $1.48   $1.33   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              508     818     449     243
-------------------------------------------------------------------------------------------------





 194    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.11   $1.07   $1.00
Accumulation unit value at end of period                            $1.22   $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              133     151     289     111
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                            $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              139     247      65      65
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                            $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              442      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                            $1.31   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               34      41      81      33
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.08   $1.06   $1.00
Accumulation unit value at end of period                            $1.19   $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                                1       1       1       2
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.30   $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               96      96      99      85
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                            $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                              974     867     689     225
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,618   1,875   1,656     485
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                            $1.75   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               13      13      13      13
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.89      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                            $1.19   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              257     797     377      79
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    195

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.30   $1.12   $1.09   $1.00
Accumulation unit value at end of period                            $1.20   $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                      $1.06   $1.00      --      --
Accumulation unit value at end of period                            $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              226     529      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              966      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                      $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                            $1.34   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                              651      --      --      --
-------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                            $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                            $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              185     360     223      67
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                            $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               67      67      67      68
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                            $1.52   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               22      22      22      16
-------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              599      --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              797     978     766     134
-------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                            $1.35   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               58      51      --      --
-------------------------------------------------------------------------------------------------


 196    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                            $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               88     114      98      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              363     474     373      43
-------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.56   $1.30   $1.14   $1.00
Accumulation unit value at end of period                            $1.75   $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              168     177     128      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.10   $1.06   $1.04   $1.00
Accumulation unit value at end of period                            $1.20   $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                              330     320     229      83
-------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                            $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              178     178     160      58
-------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                      $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                            $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              754     795     573     182
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                            $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,557   3,121   1,776     548
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.38   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                                8       8       8       8
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,619     415     419     116
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                            $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                              600     502     278      52
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.47   $1.28   $1.10   $1.00
Accumulation unit value at end of period                            $1.69   $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              261     346     383     229
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                            $1.37   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                               40      20      26      23
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                            $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              455     274     251     113
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.10   $1.09   $1.00
Accumulation unit value at end of period                            $1.21   $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               26      24      15       9
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    197

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                            $1.39   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               30     326      15       9
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                            $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,631   1,338     638     188
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                            $1.43   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               38      42      42      42
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                            $1.52   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                              954     886     554     213
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,128      --      --      --
-------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                            $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               13      13      13      13
-------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                            $1.19   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               28      31      31      31
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                            $1.22   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               30      20      20      11
-------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                            $2.27   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                               48      48      48      48
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.09   $1.06   $1.00
Accumulation unit value at end of period                            $1.28   $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              433     543     579     185
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.48   $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.53   $1.48   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                               22      22       1       1
-------------------------------------------------------------------------------------------------


 198    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                            $1.36   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       2       2       2
-------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.13   $1.07   $1.07   $1.00
Accumulation unit value at end of period                            $1.21   $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,194   1,396     843     319
-------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,244      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                            $1.12   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               12      12       8       6
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                            $1.66   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       2       2       2
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                            $1.22   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                                8     254      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                            $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                            $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              184     183      62      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,875   1,724       5       5
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,695   1,652     799      30
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                      $2.01   $1.53   $1.17   $1.00
Accumulation unit value at end of period                            $2.71   $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                              481     488     416     152
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              904      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                      $1.02   $1.00      --      --
Accumulation unit value at end of period                            $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,390   1,280      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                            $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              155      --      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    199

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.20   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.19   $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              389     540     365     130
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                      $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                            $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              790     375      --      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                      $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                            $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                            $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              563     678     910     594
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                            $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                                8       8       8       8
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                            $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               70      94     100      77
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.29   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               13      13      13      13
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                      $1.22   $1.08   $1.10   $1.00
Accumulation unit value at end of period                            $1.27   $1.22   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                            $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              600     525     316      70
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                      $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                            $1.31   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              787     714     818     299
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                            $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,283   2,595   1,875     582
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.84      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              210      --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


 200    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $2.12   $1.57   $1.37   $1.00
Accumulation unit value at end of period                            $1.71   $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                               61      58      57      17
-------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                      $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                            $2.19   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                              317     295     225      65
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                      $1.33   $1.25   $1.15   $1.00
Accumulation unit value at end of period                            $1.37   $1.33   $1.25   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              612     446     423     139
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.28   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                3       3      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                            $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               24      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              147     166     213     138
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.19   $1.10   $1.00
Accumulation unit value at end of period                            $1.55   $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                            $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.12   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              564     602     467     120
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                            $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                               44      30      64      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                            $1.48   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              805     956     438     186
-------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    201

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.11   $1.07   $1.00
Accumulation unit value at end of period                            $1.21   $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              628     744     821     371
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                            $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              127     126      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                            $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,537      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                            $1.31   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              210     234     243     106
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.08   $1.06   $1.00
Accumulation unit value at end of period                            $1.19   $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               21      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.30   $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                1       1       2      19
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                            $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,568   1,868   1,180     367
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,613   3,815   3,013     779
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                            $1.74   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.89      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                            $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,098   3,076   1,002     303
-------------------------------------------------------------------------------------------------


 202    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.12   $1.09   $1.00
Accumulation unit value at end of period                            $1.20   $1.29   $1.12   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                      $1.06   $1.00      --      --
Accumulation unit value at end of period                            $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              840   1,798      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,253      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                      $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                            $1.34   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,205       4      --      --
-------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                5      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                            $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                            $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              438     881     397     133
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                            $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       1       1       1
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                            $1.52   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,799      --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.07   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              799     774     578     149
-------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                            $1.35   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               56      93      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    203

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                            $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              156     164     115      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              451     440     319      51
-------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.56   $1.29   $1.14   $1.00
Accumulation unit value at end of period                            $1.75   $1.56   $1.29   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              239     266     119      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                            $1.20   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                              577     583     299      76
-------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                            $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               24      24      24      24
-------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                      $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                            $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              803     755     452      80
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                            $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,113   6,881   2,677     818
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.37   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               16      13      13      13
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            5,217   2,104   1,449     257
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                            $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,493   1,028     275      36
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.47   $1.28   $1.10   $1.00
Accumulation unit value at end of period                            $1.69   $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              620     854     742     388
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                            $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                              103      58      56      32
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                            $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              291     261      59      12
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                            $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               34      28      31      20
-------------------------------------------------------------------------------------------------


 204    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               21      --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                            $1.38   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              148   1,123      31      20
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                            $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,169   3,093   1,162     295
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                            $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              120      44       7      --
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                            $1.51   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,412   2,053     924     317
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,863      --      --      --
-------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                            $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               11      11      11      --
-------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                            $1.19   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                            $1.21   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               30      30      33      41
-------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                            $2.26   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                               63      29      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.14   $1.09   $1.06   $1.00
Accumulation unit value at end of period                            $1.28   $1.14   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,209   1,390   1,125     320
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                               22      22      14      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    205

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                            $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                            $1.21   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,179   3,663   1,908     552
-------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,060      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                            $1.11   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                            $1.66   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               45      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                            $1.21   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                               24     661       1       1
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                            $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                                5       5      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                            $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              883     744     237       4
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,791   5,167      31      20
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,403   3,648   1,145      12
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                      $2.00   $1.53   $1.17   $1.00
Accumulation unit value at end of period                            $2.71   $2.00   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,273   1,208     706     264
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,056      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                      $1.02   $1.00      --      --
Accumulation unit value at end of period                            $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,486   3,284      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                            $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              203      --      --      --
-------------------------------------------------------------------------------------------------


 206    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              899   1,062     683     196
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                      $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                            $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,246   1,168      --      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                      $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                            $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                            $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,699   1,950   2,164   1,042
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                            $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                            $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              137     148     144      92
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.28   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               30      63       7      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                      $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                            $1.27   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                                3       3      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                            $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              951     794     390      75
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                      $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                            $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,737   1,608   1,538     533
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                            $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                            5,631   5,950   3,199     890
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.84      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              771      --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    207

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                            $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                              121     104      60      15
-------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                      $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                            $2.18   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,224   1,154     648     213
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                      $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                            $1.37   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,633   1,011     769     250
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.28   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               27      --      48      52
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                            $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               44      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              224     231     270     179
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                            $1.55   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                            $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.12   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              595     624     526     154
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                            $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                               81     107     943      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                            $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.09   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,405   1,245     705     263
-------------------------------------------------------------------------------------------------





 208    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.22   $ 1.10   $ 1.07   $1.00
Accumulation unit value at end of period                           $ 1.21   $ 1.22   $ 1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              584      674      742     289
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.17   $ 1.13   $ 1.06   $1.00
Accumulation unit value at end of period                           $ 1.28   $ 1.17   $ 1.13   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.34   $ 1.18   $ 1.10   $1.00
Accumulation unit value at end of period                           $ 1.45   $ 1.34   $ 1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       52      --
---------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.03       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                7       --       --      --
---------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.04       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              816       --       --      --
---------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.22   $ 1.13   $ 1.07   $1.00
Accumulation unit value at end of period                           $ 1.31   $ 1.22   $ 1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              156      205      254      82
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.18   $ 1.08   $ 1.06   $1.00
Accumulation unit value at end of period                           $ 1.18   $ 1.18   $ 1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.15       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                3       --       --      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.26   $ 1.10   $ 1.07   $1.00
Accumulation unit value at end of period                           $ 1.29   $ 1.26   $ 1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.80   $ 1.36   $ 1.19   $1.00
Accumulation unit value at end of period                           $ 1.86   $ 1.80   $ 1.36   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,494    1,212      863     135
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.04   $ 1.04   $ 1.05   $1.00
Accumulation unit value at end of period                           $ 1.11   $ 1.04   $ 1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,261    2,483    2,099     349
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.51   $ 1.23   $ 1.11   $1.00
Accumulation unit value at end of period                           $ 1.74   $ 1.51   $ 1.23   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 0.89       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.00   $ 1.06   $ 1.06   $1.00
Accumulation unit value at end of period                           $ 1.18   $ 1.00   $ 1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,696    3,077    1,353     231
---------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    209

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.29   $ 1.11   $ 1.09   $1.00
Accumulation unit value at end of period                           $ 1.20   $ 1.29   $ 1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                     $ 1.06   $ 1.00       --      --
Accumulation unit value at end of period                           $ 1.06   $ 1.06       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              801    1,248       --      --
---------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.12       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,791       --       --      --
---------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.13       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.40   $ 1.20   $ 1.16   $1.00
Accumulation unit value at end of period                           $ 1.34   $ 1.40   $ 1.20   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,210       --       --      --
---------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.10       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.27   $ 1.20   $ 1.13   $1.00
Accumulation unit value at end of period                           $ 1.26   $ 1.27   $ 1.20   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.06   $ 1.04   $ 1.03   $1.00
Accumulation unit value at end of period                           $ 1.19   $ 1.06   $ 1.04   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              402      676      333      59
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.19   $ 1.04   $ 1.02   $1.00
Accumulation unit value at end of period                           $ 1.24   $ 1.19   $ 1.04   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.09       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.49   $ 1.24   $ 1.14   $1.00
Accumulation unit value at end of period                           $ 1.51   $ 1.49   $ 1.24   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                                4        3       49      --
---------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 0.98       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              917       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.04   $ 1.02   $ 1.02   $1.00
Accumulation unit value at end of period                           $ 1.07   $ 1.04   $ 1.02   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.27   $ 1.16   $ 1.09   $1.00
Accumulation unit value at end of period                           $ 1.34   $ 1.27   $ 1.16   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------


 210    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.26   $ 1.16   $ 1.12   $1.00
Accumulation unit value at end of period                           $ 1.36   $ 1.26   $ 1.16   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.10   $ 1.04   $ 1.05   $1.00
Accumulation unit value at end of period                           $ 1.11   $ 1.10   $ 1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.56   $ 1.29   $ 1.14   $1.00
Accumulation unit value at end of period                           $ 1.75   $ 1.56   $ 1.29   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.09   $ 1.06   $ 1.04   $1.00
Accumulation unit value at end of period                           $ 1.20   $ 1.09   $ 1.06   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.46   $ 1.23   $ 1.14   $1.00
Accumulation unit value at end of period                           $ 1.32   $ 1.46   $ 1.23   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                     $ 1.08   $ 1.05   $ 1.08   $1.00
Accumulation unit value at end of period                           $ 1.10   $ 1.08   $ 1.05   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.38   $ 1.26   $ 1.10   $1.00
Accumulation unit value at end of period                           $ 1.58   $ 1.38   $ 1.26   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,894    4,343    2,068     279
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.11   $ 1.06   $ 1.03   $1.00
Accumulation unit value at end of period                           $ 1.37   $ 1.11   $ 1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                                6        1       --      --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.05   $ 1.03   $ 1.03   $1.00
Accumulation unit value at end of period                           $ 1.07   $ 1.05   $ 1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,799    2,184    1,811     213
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.54   $ 1.40   $ 1.21   $1.00
Accumulation unit value at end of period                           $ 1.73   $ 1.54   $ 1.40   $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                              852      631      259      --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.47   $ 1.27   $ 1.10   $1.00
Accumulation unit value at end of period                           $ 1.68   $ 1.47   $ 1.27   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              215      340      329     142
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.76   $ 1.49   $ 1.34   $1.00
Accumulation unit value at end of period                           $ 1.36   $ 1.76   $ 1.49   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                                2        3        4      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.29   $ 1.11   $ 1.12   $1.00
Accumulation unit value at end of period                           $ 1.31   $ 1.29   $ 1.11   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               74       99       70      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.26   $ 1.10   $ 1.09   $1.00
Accumulation unit value at end of period                           $ 1.20   $ 1.26   $ 1.10   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              150       47       41      --
---------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    211

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.17   $ 1.10   $ 1.07   $1.00
Accumulation unit value at end of period                           $ 1.28   $ 1.17   $ 1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       44      --
---------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.36   $ 1.18   $ 1.09   $1.00
Accumulation unit value at end of period                           $ 1.38   $ 1.36   $ 1.18   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               98      718       84      14
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.21   $ 1.10   $ 1.16   $1.00
Accumulation unit value at end of period                           $ 1.32   $ 1.21   $ 1.10   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,105    1,575      749     132
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.42   $ 1.19   $ 1.12   $1.00
Accumulation unit value at end of period                           $ 1.42   $ 1.42   $ 1.19   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               16       30       31      --
---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.50   $ 1.32   $ 1.19   $1.00
Accumulation unit value at end of period                           $ 1.51   $ 1.50   $ 1.32   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,547    1,356      701     143
---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 0.93       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                8       --       --      --
---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.05       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,132       --       --      --
---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.03       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.15   $ 1.09   $ 1.07   $1.00
Accumulation unit value at end of period                           $ 1.25   $ 1.15   $ 1.09   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.18   $ 1.07   $ 1.04   $1.00
Accumulation unit value at end of period                           $ 1.18   $ 1.18   $ 1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.19   $ 1.09   $ 1.09   $1.00
Accumulation unit value at end of period                           $ 1.21   $ 1.19   $ 1.09   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               18       --       --      --
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.81   $ 1.41   $ 1.24   $1.00
Accumulation unit value at end of period                           $ 2.26   $ 1.81   $ 1.41   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                               58        5       --      --
---------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.14   $ 1.08   $ 1.06   $1.00
Accumulation unit value at end of period                           $ 1.27   $ 1.14   $ 1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,147    1,375    1,103     192
---------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.47   $ 1.28   $ 1.15   $1.00
Accumulation unit value at end of period                           $ 1.53   $ 1.47   $ 1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------


 212    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.40   $ 1.25   $ 1.16   $1.00
Accumulation unit value at end of period                           $ 1.35   $ 1.40   $ 1.25   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       14       --      --
---------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.12   $ 1.07   $ 1.07   $1.00
Accumulation unit value at end of period                           $ 1.20   $ 1.12   $ 1.07   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,722    2,472    1,572     309
---------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.03       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,187       --       --      --
---------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.14   $ 1.14   $ 1.03   $1.00
Accumulation unit value at end of period                           $ 1.11   $ 1.14   $ 1.14   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               13       --       --      --
---------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.56   $ 1.25   $ 1.14   $1.00
Accumulation unit value at end of period                           $ 1.66   $ 1.56   $ 1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.42   $ 1.24   $ 1.18   $1.00
Accumulation unit value at end of period                           $ 1.21   $ 1.42   $ 1.24   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                               31      381       --      --
---------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.28   $ 1.24   $ 1.13   $1.00
Accumulation unit value at end of period                           $ 1.30   $ 1.28   $ 1.24   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.02   $ 1.00   $ 0.99   $1.00
Accumulation unit value at end of period                           $ 1.04   $ 1.02   $ 1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              811      752       61      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.05   $ 1.03   $ 1.03   $1.00
Accumulation unit value at end of period                           $ 1.08   $ 1.05   $ 1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,313    2,451       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.50   $ 1.28   $ 1.15   $1.00
Accumulation unit value at end of period                           $ 1.59   $ 1.50   $ 1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,013    2,632    1,232      --
---------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                     $ 2.00   $ 1.53   $ 1.17   $1.00
Accumulation unit value at end of period                           $ 2.70   $ 2.00   $ 1.53   $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                              722      811      542      95
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 0.99       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,676       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                     $ 1.02   $ 1.00       --      --
Accumulation unit value at end of period                           $ 1.08   $ 1.02       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,649    1,456       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.23   $ 1.13   $ 1.07   $1.00
Accumulation unit value at end of period                           $ 1.24   $ 1.23   $ 1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    213

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.19   $ 1.10   $ 1.08   $1.00
Accumulation unit value at end of period                           $ 1.19   $ 1.19   $ 1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              720      397      338      11
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                     $ 1.17   $ 1.11   $ 1.09   $1.00
Accumulation unit value at end of period                           $ 1.17   $ 1.17   $ 1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,184      595       --      --
---------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                     $ 1.54   $ 1.27   $ 1.14   $1.00
Accumulation unit value at end of period                           $ 1.70   $ 1.54   $ 1.27   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                                2       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.23   $ 1.09   $ 1.05   $1.00
Accumulation unit value at end of period                           $ 1.24   $ 1.23   $ 1.09   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              927    1,090    1,237     489
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.31   $ 1.12   $ 1.10   $1.00
Accumulation unit value at end of period                           $ 1.27   $ 1.31   $ 1.12   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.12   $ 1.15   $ 1.06   $1.00
Accumulation unit value at end of period                           $ 1.25   $ 1.12   $ 1.15   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --        2        2      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 0.99       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.25   $ 1.11   $ 1.08   $1.00
Accumulation unit value at end of period                           $ 1.28   $ 1.25   $ 1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                     $ 1.22   $ 1.08   $ 1.09   $1.00
Accumulation unit value at end of period                           $ 1.27   $ 1.22   $ 1.08   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.00   $ 0.99   $ 0.99   $1.00
Accumulation unit value at end of period                           $ 1.04   $ 1.00   $ 0.99   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              238      176       98      --
---------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                     $ 1.40   $ 1.19   $ 1.15   $1.00
Accumulation unit value at end of period                           $ 1.30   $ 1.40   $ 1.19   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,216    1,253    1,122     227
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.30   $ 1.15   $ 1.13   $1.00
Accumulation unit value at end of period                           $ 1.25   $ 1.30   $ 1.15   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                            3,966    4,098    2,564     386
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 0.84       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                              454       --       --      --
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $ 1.00       --       --      --
Accumulation unit value at end of period                           $ 1.12       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------


 214    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2007     2006     2005     2004
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                     $ 2.11   $ 1.57   $ 1.37   $1.00
Accumulation unit value at end of period                           $ 1.71   $ 2.11   $ 1.57   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                               56       71       82       9
---------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.91   $ 1.43   $ 1.20   $1.00
Accumulation unit value at end of period                           $ 2.18   $ 1.91   $ 1.43   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,094    1,140      847     169
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.32   $ 1.25   $ 1.15   $1.00
Accumulation unit value at end of period                           $ 1.36   $ 1.32   $ 1.25   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,072      777      603      98
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.21   $ 1.11   $ 1.08   $1.00
Accumulation unit value at end of period                           $ 1.28   $ 1.21   $ 1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.30   $ 1.09   $ 1.08   $1.00
Accumulation unit value at end of period                           $ 1.26   $ 1.30   $ 1.09   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.29   $ 1.11   $ 1.08   $1.00
Accumulation unit value at end of period                           $ 1.30   $ 1.29   $ 1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                1        3        3      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.40   $ 1.18   $ 1.10   $1.00
Accumulation unit value at end of period                           $ 1.54   $ 1.40   $ 1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.15   $ 1.01   $ 1.06   $1.00
Accumulation unit value at end of period                           $ 1.15   $ 1.15   $ 1.01   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.06   $ 1.06   $ 1.02   $1.00
Accumulation unit value at end of period                           $ 1.12   $ 1.06   $ 1.06   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                                7       10        9      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.02   $ 1.00   $ 0.99   $1.00
Accumulation unit value at end of period                           $ 1.05   $ 1.02   $ 1.00   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                                2        2        2      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.32   $ 1.10   $ 1.06   $1.00
Accumulation unit value at end of period                           $ 1.47   $ 1.32   $ 1.10   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                     $ 1.04   $ 1.03   $ 1.03   $1.00
Accumulation unit value at end of period                           $ 1.08   $ 1.04   $ 1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               16       28       27      --
---------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    215

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.21   $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       5       5       6
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                            $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                            $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.02      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               22      --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.22   $1.13   $1.07   $1.00
Accumulation unit value at end of period                            $1.31   $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       1       1       1
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.08   $1.06   $1.00
Accumulation unit value at end of period                            $1.18   $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.29   $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                      $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                            $1.85   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                               59      67      39       6
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.03   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.11   $1.03   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              141     224     126      22
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.50   $1.23   $1.11   $1.00
Accumulation unit value at end of period                            $1.74   $1.50   $1.23   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.89      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                            $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               91     149      50      --
-------------------------------------------------------------------------------------------------


 216    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.09   $1.00
Accumulation unit value at end of period                            $1.20   $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                      $1.06   $1.00      --      --
Accumulation unit value at end of period                            $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               42      70      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               43      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.20   $1.16   $1.00
Accumulation unit value at end of period                            $1.34   $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               30      --      --      --
-------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.20   $1.13   $1.00
Accumulation unit value at end of period                            $1.25   $1.26   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                            $1.18   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               19      30      12      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.04   $1.02   $1.00
Accumulation unit value at end of period                            $1.24   $1.18   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                            $1.51   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               13      --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.02   $1.02   $1.00
Accumulation unit value at end of period                            $1.07   $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                                2      11      10       4
-------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.27   $1.15   $1.09   $1.00
Accumulation unit value at end of period                            $1.34   $1.27   $1.15   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       4      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    217

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                            $1.36   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       1       2      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.10   $1.04   $1.05   $1.00
Accumulation unit value at end of period                            $1.11   $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                                2       6       6       3
-------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.55   $1.29   $1.14   $1.00
Accumulation unit value at end of period                            $1.74   $1.55   $1.29   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       2       1      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                            $1.19   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                                1       6       5       2
-------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                            $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY EVERGREEN VA STRATEGIC INCOME FUNDS - CLASS 2)
Accumulation unit value at beginning of period                      $1.08   $1.05   $1.08   $1.00
Accumulation unit value at end of period                            $1.09   $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                2      11      11       3
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.37   $1.26   $1.10   $1.00
Accumulation unit value at end of period                            $1.58   $1.37   $1.26   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              177     296     101       8
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.10   $1.06   $1.03   $1.00
Accumulation unit value at end of period                            $1.37   $1.10   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.06   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              166     215     115      19
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.53   $1.40   $1.21   $1.00
Accumulation unit value at end of period                            $1.73   $1.53   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                               38      39      16      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.47   $1.27   $1.10   $1.00
Accumulation unit value at end of period                            $1.68   $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                                2       5       6       5
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                            $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                            $1.30   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                            $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


 218    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                            $1.27   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.36   $1.18   $1.09   $1.00
Accumulation unit value at end of period                            $1.38   $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                                6      16      --      --
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                            $1.31   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               64      78      39       8
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                      $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                            $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.49   $1.32   $1.19   $1.00
Accumulation unit value at end of period                            $1.51   $1.49   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
omitted)                                                               58      65      28       3
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               55      --      --      --
-------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                            $1.24   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                            $1.18   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.09   $1.08   $1.00
Accumulation unit value at end of period                            $1.21   $1.19   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                      $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                            $2.25   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.14   $1.08   $1.06   $1.00
Accumulation unit value at end of period                            $1.27   $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               57      87      48       8
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    219

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                            $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                            $1.20   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              120     136      68      12
-------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               46      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.14   $1.14   $1.03   $1.00
Accumulation unit value at end of period                            $1.11   $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.56   $1.25   $1.14   $1.00
Accumulation unit value at end of period                            $1.66   $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.42   $1.23   $1.18   $1.00
Accumulation unit value at end of period                            $1.21   $1.42   $1.23   $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                                4      12      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.28   $1.24   $1.13   $1.00
Accumulation unit value at end of period                            $1.30   $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $0.99   $0.99   $1.00
Accumulation unit value at end of period                            $1.04   $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       7       4      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               66      40      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                            $1.58   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              160     181      83      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                      $2.00   $1.52   $1.16   $1.00
Accumulation unit value at end of period                            $2.70   $2.00   $1.52   $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                               32      46      24       3
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               41      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                      $1.02   $1.00      --      --
Accumulation unit value at end of period                            $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               38      29      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                            $1.24   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


 220    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               38      55      30       4
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                      $1.17   $1.10   $1.09   $1.00
Accumulation unit value at end of period                            $1.17   $1.17   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               31      14      --      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                      $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                            $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                            $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                                2      14      21      19
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                            $1.27   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                            $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       1       1       1
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.24   $1.10   $1.08   $1.00
Accumulation unit value at end of period                            $1.28   $1.24   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                      $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                            $1.26   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                            $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       9       5      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                      $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                            $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                               56      72      43       5
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $1.30   $1.15   $1.13   $1.00
Accumulation unit value at end of period                            $1.24   $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                              192     235     119      13
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $0.84      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               11      --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    221

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2007    2006    2005    2004
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                      $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                            $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       3       3       3
-------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (04/30/2004)
Accumulation unit value at beginning of period                      $1.91   $1.42   $1.20   $1.00
Accumulation unit value at end of period                            $2.17   $1.91   $1.42   $1.20
Number of accumulation units outstanding at end of period (000
omitted)                                                               46      61      32       3
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (04/30/2004)
Accumulation unit value at beginning of period                      $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                            $1.36   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                               49      56      28       4
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.21   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.28   $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                            $1.25   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                            $1.29   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                            $1.54   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.14   $1.01   $1.06   $1.00
Accumulation unit value at end of period                            $1.14   $1.14   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.06   $1.06   $1.02   $1.00
Accumulation unit value at end of period                            $1.12   $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.02   $0.99   $0.99   $1.00
Accumulation unit value at end of period                            $1.04   $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                            $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                      $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                            $1.08   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      --      --      --
-------------------------------------------------------------------------------------------------





 222    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 184 segregated asset subaccounts of RiverSource Variable Annuity Account, referred to in Note 1, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 184 segregated asset subaccounts of RiverSource Variable Annuity Account, referred to in Note 1, at December 31, 2007, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNEST &YOUNG LLP)

Minneapolis, Minnesota

April 24, 2008



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    223

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                     BASIC VAL,    CAP APPR,      CAP APPR,     CAP DEV,      CAP DEV,
DEC. 31, 2007                                          SER II        SER I         SER II         SER I        SER II
 ASSETS
Investments, at value(1),(2)                        $41,493,552   $14,981,978    $16,934,035   $1,645,224    $3,393,488
Dividends receivable                                         --            --             --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             20,472           149          9,528           --            --
Receivable for share redemptions                         54,918        25,812         23,949        2,190         5,227
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         41,568,942    15,007,939     16,967,512    1,647,414     3,398,715
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       48,807        15,648         20,636        1,976         3,578
    Administrative charge                                 5,320         1,937          2,162          214           436
    Contract terminations                                   791         8,228          1,151           --         1,212
Payable for investments purchased                        20,472           149          9,528           --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        75,390        25,962         33,477        2,190         5,226
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             41,482,202    14,981,876     16,933,715    1,645,224     3,392,614
Net assets applicable to contracts in payment
  period                                                 11,194            --             --           --            --
Net assets applicable to seed money                         156           101            320           --           875
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $41,493,552   $14,981,977    $16,934,035   $1,645,224    $3,393,489
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 3,287,920       510,112        584,941       87,280       183,135
(2) Investments, at cost                            $36,511,955   $12,607,243    $14,859,344   $1,138,440    $2,622,803
-----------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                      CORE EQ,      CORE EQ,     GLOBAL HLTH    INTL GRO,    INTL GRO,
DEC. 31, 2007 (CONTINUED)                              SER I         SER II     CARE, SER II      SER I        SER II
 ASSETS
Investments, at value(1),(2)                        $31,183,355      $407,365        $31,014   $2,229,014   $63,778,512
Dividends receivable                                         --            --             --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              1,095            11             --           --       243,865
Receivable for share redemptions                        131,033           469             34        7,397       123,998
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         31,315,483       407,845         31,048    2,236,411    64,146,375
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       32,706           418             31        2,387        79,924
    Administrative charge                                 4,017            52              3          286         7,975
    Contract terminations                                94,310            --             --        4,724        36,098
Payable for investments purchased                         1,095            11             --           --       243,865
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       132,128           481             34        7,397       367,862
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             31,166,410       406,912         29,321    2,228,977    63,778,513
Net assets applicable to contracts in payment
  period                                                 16,945            --             --           37            --
Net assets applicable to seed money                          --           452          1,693           --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $31,183,355      $407,364        $31,014   $2,229,014   $63,778,513
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 1,071,225        14,105          1,302       66,281     1,918,728
(2) Investments, at cost                            $27,056,314      $362,194        $30,771   $1,433,989   $64,548,257
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 224    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                  AIM VI           AB VPS        AB VPS           AB VPS          AB VPS
                                             MID CAP CORE EQ,   BAL SHARES,   GLOBAL TECH,      GRO & INC,       INTL VAL,
DEC. 31, 2007 (CONTINUED)                         SER II            CL B          CL B             CL B            CL B
 ASSETS
Investments, at value(1),(2)                     $6,914,987      $2,500,054    $6,772,912       $32,028,720    $191,755,231
Dividends receivable                                     --              --            --                --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --              --            --               417         574,052
Receivable for share redemptions                     17,909           2,911         8,248            43,496         306,725
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      6,932,896       2,502,965     6,781,160        32,072,633     192,636,008
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    9,201           2,442         7,289            31,190         241,704
    Administrative charge                               889             320           871             4,130          24,126
    Contract terminations                             7,819             151            87             8,176          40,895
Payable for investments purchased                        --              --            --               417         574,052
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    17,909           2,913         8,247            43,913         880,777
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             6,914,436       2,499,318     6,772,063        32,025,378     191,658,471
Net assets applicable to contracts in
  payment period                                         --              --            --             3,053          96,760
Net assets applicable to seed money                     551             734           850               289              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $6,914,987      $2,500,052    $6,772,913       $32,028,720    $191,755,231
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               478,546         126,329       333,477         1,206,355       7,707,204
(2) Investments, at cost                         $6,252,372      $2,342,981    $5,666,755       $26,294,190    $160,683,605
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                  AB VPS           AB VPS         AC VP           AC VP            AC VP
                                                LG CAP GRO,     INTER BOND,    INC & GRO,    INFLATION PROT,       INTL,
DEC. 31, 2007 (CONTINUED)                          CL B             CL B          CL I            CL II            CL II
 ASSETS
Investments, at value(1),(2)                    $12,655,669      $3,272,599    $1,148,169      $132,759,670        $202,156
Dividends receivable                                     --              --            --           428,831              --
Accounts receivable from RiverSource Life
  for contract purchase payments                         10              --            --                --              --
Receivable for share redemptions                     38,764           4,199         4,511           601,065             309
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     12,694,443       3,276,798     1,152,680       133,789,566         202,465
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   12,824           3,770         1,232           174,621             286
    Administrative charge                             1,622             420           148            17,081              26
    Contract terminations                            24,317               9         3,131           409,364              --
Payable for investments purchased                        10              --            --           428,831              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    38,773           4,199         4,511         1,029,897             312
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            12,655,548       3,272,599     1,148,169       132,753,063         200,474
Net assets applicable to contracts in
  payment period                                         --              --            --                --              --
Net assets applicable to seed money                     122              --            --             6,606           1,679
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $12,655,670      $3,272,599    $1,148,169      $132,759,669        $202,153
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               422,419         280,428       135,717        12,583,855          17,074
(2) Investments, at cost                        $10,646,382      $3,311,074      $977,906      $129,894,194        $167,415
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    225

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                      AC VP         AC VP         AC VP         AC VP       COL ASSET
                                                  MID CAP VAL,      ULTRA,         VAL,         VAL,        ALLOC, VS
DEC. 31, 2007 (CONTINUED)                             CL II         CL II          CL I         CL II         CL A
 ASSETS
Investments, at value(1),(2)                          $67,802    $54,242,727    $1,172,201     $425,978       $866,143
Dividends receivable                                       --             --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              676             --            --           --             20
Receivable for share redemptions                           83        190,333         7,964          598            909
----------------------------------------------------------------------------------------------------------------------
Total assets                                           68,561     54,433,060     1,180,165      426,576        867,072
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         77         72,437         1,266          546            798
    Administrative charge                                   7          7,033           152           54            111
    Contract terminations                                  --        110,863         6,546           --             --
Payable for investments purchased                         676             --            --           --             20
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         760        190,333         7,964          600            929
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  66,415     54,242,559     1,172,094      425,133        866,143
Net assets applicable to contracts in payment
  period                                                   --             --           107           --             --
Net assets applicable to seed money                     1,386            168            --          843             --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                      $67,801    $54,242,727    $1,172,201     $425,976       $866,143
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   5,236      4,497,739       156,921       57,101         56,796
(2) Investments, at cost                              $71,241    $44,486,182    $1,092,349     $465,077       $701,818
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                   COL FEDERAL      COL HI        COL HI     COL LG CAP    COL MARSICO
                                                     SEC, VS      YIELD, VS     YIELD, VS      GRO, VS       GRO, VS
DEC. 31, 2007 (CONTINUED)                             CL A           CL A          CL B         CL A          CL A
 ASSETS
Investments, at value(1),(2)                       $1,870,356       $701,955   $27,505,891   $1,163,922   $152,479,260
Dividends receivable                                       --             --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               20             --            --           --        470,916
Receivable for share redemptions                        1,960            739        66,894        1,215        307,791
----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,872,336        702,694    27,572,785    1,165,137    153,257,967
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,721            650        36,554        1,035        190,529
    Administrative charge                                 239             90         3,514          150         19,163
    Contract terminations                                  --             --        26,826           30         98,100
Payable for investments purchased                          20             --            --           --        470,916
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,980            740        66,894        1,215        778,708
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,870,356        701,954    27,505,815    1,163,922    152,479,259
Net assets applicable to contracts in payment
  period                                                   --             --            --           --             --
Net assets applicable to seed money                        --             --            76           --             --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,870,356       $701,954   $27,505,891   $1,163,922   $152,479,259
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 178,639         63,012     2,471,329       37,127      6,843,773
(2) Investments, at cost                           $1,931,474       $698,848   $27,641,374     $893,073   $143,934,213
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 226    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                        COL               COL           COL          CS         CS
                                                 MARSICO INTL OPP,    SM CAP VAL,   SM CO GRO,   COMMODITY    MID-CAP
DEC. 31, 2007 (CONTINUED)                             VS CL B           VS CL B       VS CL A      RETURN      CORE
 ASSETS
Investments, at value(1),(2)                           $57,160       $119,997,555     $223,287    $291,876   $255,360
Dividends receivable                                        --                 --           --          --         --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --            543,508           --          --         --
Receivable for share redemptions                            43            229,274          237         415        385
---------------------------------------------------------------------------------------------------------------------
Total assets                                            57,203        120,770,337      223,524     292,291    255,745
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                          39            149,301          208         379        348
    Administrative charge                                    5             14,891           29          36         37
    Contract terminations                                   --             65,081           --          --         --
Payable for investments purchased                           --            543,508           --          --         --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                           44            772,781          237         415        385
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                   55,395        119,997,556      223,287     290,163    255,360
Net assets applicable to contracts in payment
  period                                                    --                 --           --          --         --
Net assets applicable to seed money                      1,764                 --           --       1,713         --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                       $57,159       $119,997,556     $223,287    $291,876   $255,360
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    2,266          6,662,829       15,399      25,205     17,013
(2) Investments, at cost                               $55,642       $130,951,112     $106,742    $276,154   $210,855
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                      DREY IP           DREY IP      DREY SOC     DREY VIF   DREY VIF
                                                   MIDCAP STOCK,       TECH GRO,     RESP GRO,     APPR,     INTL EQ,
DEC. 31, 2007 (CONTINUED)                               SERV             SERV          INIT         SERV       SERV
 ASSETS
Investments, at value(1),(2)                          $ 96,137        $20,781,025   $1,935,367    $927,129    $23,176
Dividends receivable                                        --                 --           --          --         --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --                 --           --          --        964
Receivable for share redemptions                           124             46,344        2,300       1,248         18
---------------------------------------------------------------------------------------------------------------------
Total assets                                            96,261         20,827,369    1,937,667     928,377     24,158
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         112             27,207        2,053       1,128         16
    Administrative charge                                   12              2,669          247         118          2
    Contract terminations                                   --             16,468           --          --         --
Payable for investments purchased                           --                 --           --          --        964
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                          124             46,344        2,300       1,246        982
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                   93,999         20,780,945    1,935,142     925,484     21,374
Net assets applicable to contracts in payment
  period                                                    --                 --           --          --         --
Net assets applicable to seed money                      2,138                 80          225       1,647      1,802
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 96,137        $20,781,025   $1,935,367    $927,131    $23,176
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    6,222          1,956,782       63,455      20,792      1,005
(2) Investments, at cost                              $103,878        $17,026,424   $1,946,992    $731,017    $22,372
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    227

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                   DREY VIF         EV VT          EG VA         EG VA          EG VA
                                                   INTL VAL,    FLOATING-RATE       BAL,       CORE BOND,    FUNDAMENTAL
DEC. 31, 2007 (CONTINUED)                            SERV            INC            CL 2          CL 2      LG CAP, CL 1
 ASSETS
Investments, at value(1),(2)                         $472,216    $68,931,461     $2,602,709   $49,580,430     $1,957,207
Dividends receivable                                       --        370,410             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              345        244,321             12         5,931             --
Receivable for share redemptions                          683        151,217          3,110       114,162          4,016
------------------------------------------------------------------------------------------------------------------------
Total assets                                          473,244     69,697,409      2,605,831    49,700,523      1,961,223
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        624         85,594          2,777        57,839          1,810
    Administrative charge                                  59          8,573            333         6,340            252
    Contract terminations                                  --         57,051             --        49,983          1,953
Payable for investments purchased                         345        614,730             12         5,931             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,028        765,948          3,122       120,093          4,015
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 470,747     68,931,461      2,602,635    49,580,375      1,957,208
Net assets applicable to contracts in payment
  period                                                   --             --             --            --             --
Net assets applicable to seed money                     1,469             --             74            55             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $472,216    $68,931,461     $2,602,709   $49,580,430     $1,957,208
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  27,154      7,195,351        168,025     4,958,043        101,252
(2) Investments, at cost                             $469,979    $71,005,435     $2,254,152   $50,677,080     $1,684,038
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     EG VA          EG VA          EG VA         EG VA          EG VA
                                                  FUNDAMENTAL        GRO,         HI INC,       INTL EQ,      INTL EQ,
DEC. 31, 2007 (CONTINUED)                        LG CAP, CL 2        CL 2           CL 2          CL 1          CL 2
 ASSETS
Investments, at value(1),(2)                      $22,548,832    $13,928,987    $27,442,509    $4,926,573    $34,071,427
Dividends receivable                                       --             --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            2,358          4,975          3,931            --              5
Receivable for share redemptions                       47,003         21,306         45,854         8,059         74,539
------------------------------------------------------------------------------------------------------------------------
Total assets                                       22,598,193     13,955,268     27,492,294     4,934,632     34,145,971
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     23,365         15,917         32,491         4,423         38,166
    Administrative charge                               2,890          1,779          3,509           628          4,374
    Contract terminations                              20,747          3,610          9,853         3,008         31,999
Payable for investments purchased                       2,358          4,975          3,931            --              5
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      49,360         26,281         49,784         8,059         74,544
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              22,548,699     13,928,849     27,442,453     4,923,216     34,071,251
Net assets applicable to contracts in payment
  period                                                   --             --             --         3,357             --
Net assets applicable to seed money                       134            138             57            --            176
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $22,548,833    $13,928,987    $27,442,510    $4,926,573    $34,071,427
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,171,368      1,010,812      2,786,042       292,552      2,031,689
(2) Investments, at cost                          $19,420,225    $13,305,884    $29,452,714    $4,083,188    $26,687,655
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 228    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------
                                                 EG VA           EG VA          EG VA            EG VA              EG VA
                                                OMEGA,           OMEGA,     SPECIAL VAL,     SPECIAL VAL,     DIV INC BUILDER,
DEC. 31, 2007 (CONTINUED)                        CL 1             CL 2          CL 1             CL 2               CL 1
 ASSETS
Investments, at value(1),(2)                   $3,460,407     $36,072,573    $10,554,652      $19,125,135         $7,245,472
Dividends receivable                                   --              --             --               --                 --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --           7,455          1,453            9,333                 --
Receivable for share redemptions                   49,216          60,699         11,808           22,583              7,509
------------------------------------------------------------------------------------------------------------------------------
Total assets                                    3,509,623      36,140,727     10,567,913       19,157,051          7,252,981
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  3,275          41,927          9,702           19,859              6,584
    Administrative charge                             452           4,611          1,352            2,448                925
    Contract terminations                          45,488          14,161            754              275                 --
Payable for investments purchased                      --           7,455          1,453            9,333                 --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  49,215          68,154         13,261           31,915              7,509
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           3,458,826      36,072,513     10,554,652       19,124,937          7,217,387
Net assets applicable to contracts in
  payment period                                    1,582              --             --               --             28,085
Net assets applicable to seed money                    --              60             --              199                 --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $3,460,408     $36,072,573    $10,554,652      $19,125,136         $7,245,472
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             174,592       1,837,625        776,648        1,412,492            720,943
(2) Investments, at cost                       $2,617,970     $28,427,207    $10,927,561      $20,522,952         $7,402,286
------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------
                                                 EG VA          FID VIP        FID VIP          FID VIP            FID VIP
                                           DIV INC BUILDER,    BAL, SERV      BAL, SERV    CONTRAFUND, SERV   CONTRAFUND, SERV
DEC. 31, 2007 (CONTINUED)                        CL 2              CL           CL 2              CL                CL 2
 ASSETS
Investments, at value(1),(2)                  $48,094,944        $601,180       $367,692      $22,223,854       $460,759,745
Dividends receivable                                   --              --             --               --                 --
Accounts receivable from RiverSource Life
  for contract purchase payments                      302             122             --               --            374,530
Receivable for share redemptions                  104,778             634            545           88,855            816,695
------------------------------------------------------------------------------------------------------------------------------
Total assets                                   48,200,024         601,936        368,237       22,312,709        461,950,970
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 57,394             557            425           20,299            568,661
    Administrative charge                           6,168              77             49            2,846             58,601
    Contract terminations                          41,216              --             71           65,710            189,433
Payable for investments purchased                     302             122             --               --            374,530
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 105,080             756            545           88,855          1,191,225
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          48,094,888         601,180        367,540       22,221,498        460,748,216
Net assets applicable to contracts in
  payment period                                       --              --             --            2,356             11,529
Net assets applicable to seed money                    56              --            152               --                 --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                              $48,094,944        $601,180       $367,692      $22,223,854       $460,759,745
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           4,799,895          38,122         23,495          799,419         16,779,306
(2) Investments, at cost                      $50,321,350        $513,335       $340,908      $19,916,779       $489,499,434
------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    229

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                    DYN APPR,   GRO & INC,    GRO & INC,        GRO,          GRO,
DEC. 31, 2007 (CONTINUED)                           SERV CL 2     SERV CL      SERV CL 2      SERV CL       SERV CL 2
 ASSETS
Investments, at value(1),(2)                       $2,417,192   $7,004,818       $729,936      $198,124     $7,008,275
Dividends receivable                                       --           --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              115           20             --            --            312
Receivable for share redemptions                        9,779       39,151          1,777           200          9,400
----------------------------------------------------------------------------------------------------------------------
Total assets                                        2,427,086    7,043,989        731,713       198,324      7,017,987
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      2,448        8,127            891           175          7,329
    Administrative charge                                 308          901             95            25            905
    Contract terminations                               7,022       30,124            792            --          1,165
Payable for investments purchased                         115           20             --            --            312
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       9,893       39,172          1,778           200          9,711
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               2,346,008    7,004,817        729,770       198,124      6,995,460
Net assets applicable to contracts in payment
  period                                               71,040           --             --            --         12,262
Net assets applicable to seed money                       145           --            165            --            554
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $2,417,193   $7,004,817       $729,935      $198,124     $7,008,276
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 269,175      414,486         43,552         4,404        156,960
(2) Investments, at cost                           $2,063,145   $5,535,135       $584,040      $172,871     $4,842,567
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                     HI INC,      HI INC,     INVEST GR,      MID CAP,      MID CAP,
DEC. 31, 2007 (CONTINUED)                            SERV CL     SERV CL 2     SERV CL 2      SERV CL       SERV CL 2
 ASSETS
Investments, at value(1),(2)                       $4,278,642   $2,210,142   $202,610,090   $35,212,690   $155,333,622
Dividends receivable                                       --           --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           --        328,032           885        246,463
Receivable for share redemptions                        4,491        9,662        441,083        73,180        260,578
----------------------------------------------------------------------------------------------------------------------
Total assets                                        4,283,133    2,219,804    203,379,205    35,286,755    155,840,663
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      3,931        2,381        257,277        35,298        182,967
    Administrative charge                                 546          284         25,468         4,541         19,672
    Contract terminations                                  14        6,997        158,338        33,341         57,939
Payable for investments purchased                          --           --        328,032           885        246,463
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,491        9,662        769,115        74,065        507,041
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               4,263,536    2,210,082    202,610,090    35,175,896    155,333,320
Net assets applicable to contracts in payment
  period                                               15,106           --             --        36,794            302
Net assets applicable to seed money                        --           60             --            --             --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $4,278,642   $2,210,142   $202,610,090   $35,212,690   $155,333,622
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 719,099      375,874     16,157,104       978,674      4,359,630
(2) Investments, at cost                           $4,515,664   $2,364,962   $198,224,732   $22,995,926   $132,497,955
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 230    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------
                                                                               FTVIPT
                                               FID VIP        FID VIP       FRANK GLOBAL       FTVIPT         FTVIPT
                                              OVERSEAS,      OVERSEAS,       REAL EST,       FRANK INC     FRANK RISING
DEC. 31, 2007 (CONTINUED)                      SERV CL       SERV CL 2          CL 2         SEC, CL 2      DIVD, CL 2
 ASSETS
Investments, at value(1),(2)                  $2,820,069    $44,135,575      $16,391,950    $37,538,434      $1,412,485
Dividends receivable                                  --             --               --             --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --             --           38,613          4,267              --
Receivable for share redemptions                   3,754         95,390           37,186         75,477           2,118
-----------------------------------------------------------------------------------------------------------------------
Total assets                                   2,823,823     44,230,965       16,467,749     37,618,178       1,414,603
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 3,363         54,932           18,518         43,927           1,935
    Administrative charge                            360          5,649            2,075          4,797             180
    Contract terminations                             31         34,810           16,592         26,752               4
Payable for investments purchased                     --             --           38,613          4,267              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                  3,754         95,391           75,798         79,743           2,119
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,820,069     44,135,450       16,391,845     37,493,368       1,411,658
Net assets applicable to contracts in
  payment period                                      --            124               --         45,001              --
Net assets applicable to seed money                   --             --              106             66             826
-----------------------------------------------------------------------------------------------------------------------
Total net assets                              $2,820,069    $44,135,574      $16,391,951    $37,538,435      $1,412,484
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            111,819      1,756,989          656,466      2,168,598          73,300
(2) Investments, at cost                      $2,084,735    $32,825,294      $16,977,732    $32,749,515      $1,378,469
-----------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------
                                            FTVIPT FRANK    FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
                                               SM CAP          SM MID      MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2007 (CONTINUED)                     VAL, CL 2    CAP GRO, CL 2     SEC, CL 2       SEC, CL 2       SEC, CL 2
 ASSETS
Investments, at value(1),(2)                 $11,950,617    $23,347,024     $153,569,163     $2,855,362     $35,247,418
Dividends receivable                                  --             --               --             --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --          9,577            9,787             --           1,145
Receivable for share redemptions                  15,579         92,457          260,406          3,395          42,615
-----------------------------------------------------------------------------------------------------------------------
Total assets                                  11,966,196     23,449,058      153,839,356      2,858,757      35,291,178
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                12,277         23,252          158,677          2,645          35,146
    Administrative charge                          1,533          3,009           19,654            366           4,543
    Contract terminations                          1,770         66,196           82,075            385           2,927
Payable for investments purchased                     --          9,577            9,787             --           1,145
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                 15,580        102,034          270,193          3,396          43,761
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         11,950,117     23,333,818      153,556,858      2,808,817      35,247,310
Net assets applicable to contracts in
  payment period                                     406         12,570           12,305         46,544              --
Net assets applicable to seed money                   93            636               --             --             107
-----------------------------------------------------------------------------------------------------------------------
Total net assets                             $11,950,616    $23,347,024     $153,569,163     $2,855,361     $35,247,417
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            698,866      1,019,076        7,606,199        178,460       1,740,613
(2) Investments, at cost                     $ 9,858,128    $18,292,703     $120,996,603     $1,981,058     $23,852,307
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    231

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   FTVIPT         FTVIPT        GS VIT        GS VIT          GS VIT
                                                TEMP GLOBAL      TEMP GRO      CAP GRO,    MID CAP VAL,   STRATEGIC INTL
DEC. 31, 2007 (CONTINUED)                        INC, CL 2      SEC, CL 2        INST          INST          EQ, INST
 ASSETS
Investments, at value(1),(2)                    $207,049,010    $5,431,779     $821,248    $165,283,694        $615,604
Dividends receivable                                      --            --           --              --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                         356,869         4,249            8         343,985              --
Receivable for share redemptions                     429,403         7,204        1,079         304,168             810
------------------------------------------------------------------------------------------------------------------------
Total assets                                     207,835,282     5,443,232      822,335     165,931,847         616,414
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   261,331         6,518          973         205,455             731
    Administrative charge                             26,083           681          105          20,793              79
    Contract terminations                            141,990             5           --          77,920              --
Payable for investments purchased                    356,869         4,249            8         343,985              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    786,273        11,453        1,086         648,153             810
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            207,016,353     5,431,492      821,249     165,260,804         615,604
Net assets applicable to contracts in payment
  period                                              32,656            --           --          22,890              --
Net assets applicable to seed money                       --           287           --              --              --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $207,049,009    $5,431,779     $821,249    $165,283,694        $615,604
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             12,383,314       351,799       64,513      11,789,137          44,739
(2) Investments, at cost                        $188,932,081    $4,989,574     $677,298    $186,039,887        $517,809
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   GS VIT                    JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                                  STRUCTD      JANUS ASPEN      GLOBAL       INTL GRO,        LG CAP
DEC. 31, 2007 (CONTINUED)                      U.S. EQ, INST    BAL, INST     TECH, SERV       SERV          GRO, SERV
 ASSETS
Investments, at value(1),(2)                      $9,423,813    $5,377,813     $518,394      $5,904,730    $175,179,456
Dividends receivable                                      --            --           --              --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                             356            --            2              --         543,611
Receivable for share redemptions                      33,758        10,330          646           7,829         348,109
------------------------------------------------------------------------------------------------------------------------
Total assets                                       9,457,927     5,388,143      519,042       5,912,559     176,071,176
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    10,153         5,779          580           7,056         217,788
    Administrative charge                              1,206           694           66             757          21,957
    Contract terminations                             22,399         3,857           --              16         108,364
Payable for investments purchased                        356            --            2              --         543,611
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     34,114        10,330          648           7,829         891,720
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              9,337,215     5,377,314      518,394       5,904,730     175,179,456
Net assets applicable to contracts in payment
  period                                              85,606           499           --              --              --
Net assets applicable to seed money                      992            --           --              --              --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $9,423,813    $5,377,813     $518,394      $5,904,730    $175,179,456
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                716,095       178,962      100,076          91,532       6,719,580
(2) Investments, at cost                          $8,606,201    $4,363,659     $513,982      $2,886,044    $171,717,455
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 232    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN    JPM U.S.    LAZARD RETIRE    LAZARD RETIRE
                                                 MID CAP      WORLD GRO,     LG CAP        INTL EQ,     U.S. STRATEGIC,
DEC. 31, 2007 (CONTINUED)                       GRO, SERV        INST        CORE EQ         SERV             SERV
 ASSETS
Investments, at value(1),(2)                    $2,055,777    $2,156,056   $1,256,659       $696,317         $462,765
Dividends receivable                                    --            --           --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                           125            --           --             --               --
Receivable for share redemptions                     2,597         5,708        1,621            905              607
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     2,058,499     2,161,764    1,258,280        697,222          463,372
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   2,323         2,308        1,450            817              548
    Administrative charge                              264           277          162             89               59
    Contract terminations                               11         3,124            9             --               --
Payable for investments purchased                      125            --           --             --               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    2,723         5,709        1,621            906              607
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            2,055,776     2,147,111    1,256,659        696,316          462,765
Net assets applicable to contracts in payment
  period                                                --         8,944           --             --               --
Net assets applicable to seed money                     --            --           --             --               --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $2,055,776    $2,156,055   $1,256,659       $696,316         $462,765
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               52,780        61,026       79,586         52,159           45,503
(2) Investments, at cost                        $1,685,453    $2,225,332   $1,057,425       $590,016         $479,157
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                 LM PTNRS     LVIP BARON     MFS INV       MFS INV          MFS INV
                                                VAR SM CAP     GRO OPP,    GRO STOCK,       TRUST,           TRUST,
DEC. 31, 2007 (CONTINUED)                       GRO, CL I      SERV CL       SERV CL       INIT CL          SERV CL
 ASSETS
Investments, at value(1),(2)                       $25,126    $2,240,750   $4,916,048     $5,304,797       $1,071,774
Dividends receivable                                    --            --           --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --            --           --          8,500               --
Receivable for share redemptions                        27         2,956        5,611         12,715            1,292
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        25,153     2,243,706    4,921,659      5,326,012        1,073,066
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      23         2,664        4,634          5,590            1,076
    Administrative charge                                2           292          628            679              137
    Contract terminations                               --            --          348          6,446               79
Payable for investments purchased                       --            --           --          8,500               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       25         2,956        5,610         21,215            1,292
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               23,456     2,240,750    4,914,400      5,304,624        1,071,688
Net assets applicable to contracts in payment
  period                                                --            --        1,298             --               --
Net assets applicable to seed money                  1,672            --          351            173               86
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $25,128    $2,240,750   $4,916,049     $5,304,797       $1,071,774
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                1,672        74,841      424,896        225,544           45,822
(2) Investments, at cost                           $26,241    $1,662,629   $3,900,236     $3,915,074        $ 784,779
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    233

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                       MFS           MFS          MFS           MFS             MFS
                                                     NEW DIS,     NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,
DEC. 31, 2007 (CONTINUED)                            INIT CL       SERV CL      INIT CL       INIT CL         SERV CL
 ASSETS
Investments, at value(1),(2)                        $1,915,288   $4,922,299   $2,346,061       $456,420     $86,301,430
Dividends receivable                                        --           --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                               177          363            8             --           5,139
Receivable for share redemptions                         2,427        6,212       16,261            478         107,252
------------------------------------------------------------------------------------------------------------------------
Total assets                                         1,917,892    4,928,874    2,362,330        456,898      86,413,821
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       2,171        4,846        2,811            420          85,339
    Administrative charge                                  245          645          306             58          11,011
    Contract terminations                                   11          720       13,143             --          10,902
Payable for investments purchased                          177          363            8             --           5,139
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        2,604        6,574       16,268            478         112,391
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                1,915,283    4,920,857    2,346,062        456,420      86,301,134
Net assets applicable to contracts in payment
  period                                                     5        1,123           --             --              --
Net assets applicable to seed money                         --          320           --             --             296
------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $1,915,288   $4,922,300   $2,346,062       $456,420     $86,301,430
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  115,171      301,796      115,684         21,053       4,025,253
(2) Investments, at cost                            $1,754,679   $4,229,559   $1,859,949       $428,065     $77,433,714
------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                       MFS           MFS
                                                    UTILITIES,   UTILITIES,      OPCAP         OPCAP           OPCAP
DEC. 31, 2007 (CONTINUED)                            INIT CL       SERV CL        EQ          MANAGED          SM CAP
 ASSETS
Investments, at value(1),(2)                       $15,073,734   $7,067,964     $816,641     $2,828,427      $1,715,634
Dividends receivable                                        --           --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --        1,031           --             --              --
Receivable for share redemptions                        33,912       12,931        4,233          6,843           9,172
------------------------------------------------------------------------------------------------------------------------
Total assets                                        15,107,646    7,081,926      820,874      2,835,270       1,724,806
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      16,515        7,620          887          3,026           1,840
    Administrative charge                                1,934          899          106            363             221
    Contract terminations                               15,462        4,412        3,240          3,454           7,111
Payable for investments purchased                           --        1,031           --             --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       33,911       13,962        4,233          6,843           9,172
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               15,073,588    7,067,617      816,423      2,824,494       1,715,634
Net assets applicable to contracts in payment
  period                                                    --           --          218          3,933              --
Net assets applicable to seed money                        147          347           --             --              --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $15,073,735   $7,067,964     $816,641     $2,828,427      $1,715,634
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  437,173      207,211       22,516         73,105          58,775
(2) Investments, at cost                           $ 9,299,971   $4,673,573     $798,687     $2,843,606      $1,621,918
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 234    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------
                                                    OPPEN        OPPEN         OPPEN        OPPEN          OPPEN
                                                  CAP APPR      CAP APPR    GLOBAL SEC    GLOBAL SEC       HI INC
DEC. 31, 2007 (CONTINUED)                            VA         VA, SERV        VA         VA, SERV          VA
 ASSETS
Investments, at value(1),(2)                     $2,718,928   $66,968,980     $228,315   $20,603,095      $1,351,255
Dividends receivable                                     --            --           --            --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --        18,699           --           276              --
Receivable for share redemptions                      6,147        98,005          277        31,740           3,539
--------------------------------------------------------------------------------------------------------------------
Total assets                                      2,725,075    67,085,684      228,592    20,635,111       1,354,794
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,921        84,636          247        21,485           1,445
    Administrative charge                               350         8,548           30         2,609             174
    Contract terminations                             2,876         4,823           --         7,648           1,920
Payable for investments purchased                        --        18,699           --           276              --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     6,147       116,706          277        32,018           3,539
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,718,928    66,957,718      228,315    20,590,668       1,351,255
Net assets applicable to contracts in payment
  period                                                 --        11,260           --        12,115              --
Net assets applicable to seed money                      --            --           --           310              --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,718,928   $66,968,978     $228,315   $20,603,093      $1,351,255
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                57,629     1,431,573        6,238       568,048         169,969
(2) Investments, at cost                         $2,338,392   $52,492,158     $188,237   $16,599,305      $1,588,094
--------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------
                                                    OPPEN        OPPEN      OPPEN MAIN      OPPEN          OPPEN
                                                 HI INC VA,     MAIN ST      ST SM CAP    STRATEGIC      STRATEGIC
DEC. 31, 2007 (CONTINUED)                           SERV           VA        VA, SERV      BOND VA     BOND VA, SERV
 ASSETS
Investments, at value(1),(2)                     $5,577,127      $330,620   $9,702,830      $309,255    $326,585,829
Dividends receivable                                     --            --           --            --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                          1,541            --        2,960            --         382,989
Receivable for share redemptions                     11,607           394       13,074           368         675,925
--------------------------------------------------------------------------------------------------------------------
Total assets                                      5,590,275       331,014    9,718,864       309,623     327,644,743
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    5,456           352       10,018           329         404,385
    Administrative charge                               713            42        1,239            39          41,240
    Contract terminations                             5,438            --        1,818            --         230,300
Payable for investments purchased                     1,541            --        2,960            --         382,989
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                    13,148           394       16,035           368       1,058,914
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             5,577,127       330,620    9,663,174       309,255     326,585,795
Net assets applicable to contracts in payment
  period                                                 --            --       39,376            --              34
Net assets applicable to seed money                      --            --          279            --              --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                 $5,577,127      $330,620   $9,702,829      $309,255    $326,585,829
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               706,860        12,910      538,149        55,621      57,802,802
(2) Investments, at cost                         $5,773,258      $285,572   $7,690,392      $268,130    $302,878,503
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    235

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                    PIMCO VIT        PUT VT         PUT VT       PUT VT       PUT VT
                                                   ALL ASSET,       DIV INC,       DIV INC,    GLOBAL EQ,   GRO & INC,
DEC. 31, 2007 (CONTINUED)                          ADVISOR CL         CL IA          CL IB        CL IA        CL IA
 ASSETS
Investments, at value(1),(2)                      $171,530,929     $2,099,409     $1,469,078    $890,403    $5,023,394
Dividends receivable                                        --             --             --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                           492,914             35             --          --            38
Receivable for share redemptions                       358,257          2,501          6,034       1,061         6,004
----------------------------------------------------------------------------------------------------------------------
Total assets                                       172,382,100      2,101,945      1,475,112     891,464     5,029,436
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     213,652          2,233          1,582         947         5,361
    Administrative charge                               21,454            268            190         114           643
    Contract terminations                              123,151             --          4,262          --            --
Payable for investments purchased                      492,914             35             --          --            38
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      851,171          2,536          6,034       1,061         6,042
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              171,530,929      2,090,657      1,469,029     890,194     5,023,394
Net assets applicable to contracts in payment
  period                                                    --          8,752             49         209            --
Net assets applicable to seed money                         --             --             --          --            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $171,530,929     $2,099,409     $1,469,078    $890,403    $5,023,394
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               14,610,812        238,569        168,860      60,945       215,782
(2) Investments, at cost                          $173,728,985     $2,272,111     $1,533,660    $938,549    $5,417,848
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     PUT VT          PUT VT         PUT VT       PUT VT       PUT VT
                                                   GRO & INC,    HLTH SCIENCES,    HI YIELD,    HI YIELD,      INC,
DEC. 31, 2007 (CONTINUED)                             CL IB           CL IB          CL IA        CL IB        CL IB
 ASSETS
Investments, at value(1),(2)                       $10,311,365     $2,704,571       $974,648    $750,501      $293,650
Dividends receivable                                        --             --             --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               135            567             --          --            --
Receivable for share redemptions                        14,290          3,472          1,172       2,888           471
----------------------------------------------------------------------------------------------------------------------
Total assets                                        10,325,790      2,708,610        975,820     753,389       294,121
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      10,007          3,045          1,042         804           340
    Administrative charge                                1,325            346            125          96            39
    Contract terminations                                2,957             81              5       1,988            92
Payable for investments purchased                          135            567             --          --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       14,424          4,039          1,172       2,888           471
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               10,311,256      2,704,272        972,670     750,501       293,506
Net assets applicable to contracts in payment
  period                                                    --             --          1,978          --            --
Net assets applicable to seed money                        110            299             --          --           144
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $10,311,366     $2,704,571      $ 974,648    $750,501      $293,650
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  445,993        201,683        130,650     101,556        23,324
(2) Investments, at cost                           $10,699,632     $2,276,418     $1,241,249    $882,984      $290,104
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 236    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                     PUT VT        PUT VT         PUT VT        PUT VT       PUT VT
                                                    INTL EQ,     INTL GRO &   INTL NEW OPP,    NEW OPP,     RESEARCH,
DEC. 31, 2007 (CONTINUED)                            CL IB       INC, CL IB       CL IB          CL IA        CL IB
 ASSETS
Investments, at value(1),(2)                      $31,980,799        $7,140     $2,842,385    $2,900,786     $309,432
Dividends receivable                                       --            --             --            --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                              157            --              4            --           --
Receivable for share redemptions                       78,699             9          3,138         3,472          359
---------------------------------------------------------------------------------------------------------------------
Total assets                                       32,059,655         7,149      2,845,527     2,904,258      309,791
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     32,869             8          2,737         3,096          293
    Administrative charge                               4,109             1            369           372           41
    Contract terminations                              41,721            --             32             4           25
Payable for investments purchased                         157            --              4            --           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                      78,856             9          3,142         3,472          359
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              31,977,658         7,140      2,842,385     2,900,530      308,989
Net assets applicable to contracts in payment
  period                                                2,685            --             --           256           --
Net assets applicable to seed money                       456            --             --            --          443
---------------------------------------------------------------------------------------------------------------------
Total net assets                                  $31,980,799        $7,140     $2,842,385    $2,900,786     $309,432
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,686,751           433        138,788       134,607       23,549
(2) Investments, at cost                          $25,404,302        $5,787     $1,797,447    $2,831,730     $242,101
---------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                     PUT VT        PUT VT         PUT VT        PUT VT
                                                  SM CAP VAL,      VISTA,        VOYAGER,      VOYAGER,      RVS VP
DEC. 31, 2007 (CONTINUED)                            CL IB         CL IB          CL IA          CL IB         BAL
 ASSETS
Investments, at value(1),(2)                       $1,440,870   $10,294,224       $423,394    $1,826,404   $8,327,579
Dividends receivable                                       --            --             --            --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                            3,411         9,641             --            --           --
Receivable for share redemptions                        2,067        27,538            509         4,608           --
---------------------------------------------------------------------------------------------------------------------
Total assets                                        1,446,348    10,331,403        423,903     1,831,012    8,327,579
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,883        10,447            454         1,956        8,956
    Administrative charge                                 184         1,323             55           235        1,064
    Contract terminations                                  --        15,768             --         2,417        3,427
Payable for investments purchased                       3,411         9,641             --            --           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       5,478        37,179            509         4,608       13,447
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,440,870    10,292,850        422,707     1,826,404    8,304,592
Net assets applicable to contracts in payment
  period                                                   --           633            687            --        9,464
Net assets applicable to seed money                        --           741             --            --           76
---------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,440,870   $10,294,224       $423,394    $1,826,404   $8,314,132
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  76,846       674,589         13,235        57,561      551,815
(2) Investments, at cost                           $1,733,500    $9,549,252       $549,378    $2,691,222   $8,614,537
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    237

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                 RVS VP           RVS VP          RVS VP         THDL VP       RVS PTNRS VP
DEC. 31, 2007 (CONTINUED)                       CASH MGMT        DIV BOND       DIV EQ INC      EMER MKTS    FUNDAMENTAL VAL
 ASSETS
Investments, at value(1),(2)                   $48,751,400     $363,949,990    $327,905,525   $129,606,787     $121,709,222
Dividends receivable                                17,884          101,765              --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   118,643          923,889         777,605         71,044          453,965
Receivable for share redemptions                        --               --              --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                    48,887,927      364,975,644     328,683,130    129,677,831      122,163,187
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  55,615          447,103         406,823        166,523          152,358
    Administrative charge                            6,092           45,535          41,264         16,618           15,188
    Contract terminations                           12,503          293,177          78,397        122,423           73,200
Payable for investments purchased                       --               --              --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   74,210          785,815         526,484        305,564          240,746
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           48,760,857      364,179,115     328,085,169    129,372,267      121,922,441
Net assets applicable to contracts in
  payment period                                    51,818           10,714          71,477             --               --
Net assets applicable to seed money                  1,042               --              --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                               $48,813,717     $364,189,829    $328,156,646   $129,372,267     $121,922,441
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           48,779,322       34,650,014      20,185,451      5,763,707       10,863,811
(2) Investments, at cost                       $48,761,065     $361,361,266    $302,324,618   $ 87,331,563     $125,640,678
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                 RVS VP
                                            GLOBAL INFLATION      RVS VP          RVS VP         RVS VP          THDL VP
DEC. 31, 2007 (CONTINUED)                       PROT SEC            GRO       HI YIELD BOND      INC OPP         INTL OPP
 ASSETS
Investments, at value(1),(2)                  $157,990,595      $16,669,768     $40,816,760   $107,609,769       $1,719,511
Dividends receivable                                    --               --          22,705         51,198               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   278,570           28,703             969        349,297               --
Receivable for share redemptions                        --               --              --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                   158,269,165       16,698,471      40,840,434    108,010,264        1,719,511
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 197,420           20,309          51,769        133,797            2,147
    Administrative charge                           19,857            2,116           5,200         13,436              258
    Contract terminations                          120,102            2,801          10,237         74,279            3,973
Payable for investments purchased                       --               --              --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  337,379           25,226          67,206        221,512            6,378
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          157,901,112       16,673,056      40,773,228    107,788,752        1,708,822
Net assets applicable to contracts in
  payment period                                    30,674               --              --             --            2,913
Net assets applicable to seed money                     --              189              --             --            1,398
----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $157,931,786      $16,673,245     $40,773,228   $107,788,752       $1,713,133
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           15,370,124        2,178,478       6,300,184     10,915,137          116,868
(2) Investments, at cost                      $151,688,677      $17,540,622     $42,329,140   $110,912,510       $1,520,934
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 238    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                     RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
DEC. 31, 2007 (CONTINUED)                          LG CAP EQ     LG CAP VAL   MID CAP GRO   MID CAP VAL     S&P 500
 ASSETS
Investments, at value(1),(2)                      $91,481,240      $158,309    $7,919,168    $1,083,623   $21,228,913
Dividends receivable                                       --            --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                           98,204            --           776            --            58
Receivable for share redemptions                           --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------
Total assets                                       91,579,444       158,309     7,919,944     1,083,623    21,228,971
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    111,719           199         9,566         1,499        20,991
    Administrative charge                              11,651            19         1,011           138         2,724
    Contract terminations                               4,931            --         4,086            --           576
Payable for investments purchased                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                     128,301           218        14,663         1,637        24,291
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              91,438,603       157,174     7,902,883     1,080,664    21,175,874
Net assets applicable to contracts in payment
  period                                               12,429            --         2,093            --        28,586
Net assets applicable to seed money                       111           917           305         1,322           220
---------------------------------------------------------------------------------------------------------------------
Total net assets                                  $91,451,143      $158,091    $7,905,281    $1,081,986   $21,204,680
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               3,620,080        14,241       616,244        74,221     2,159,327
(2) Investments, at cost                          $77,665,961      $156,230    $7,064,260    $1,123,684   $16,492,413
---------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                      RVS           RVS           RVS           RVS          ROYCE
                                                    PTNRS VP      VP SHORT     VP SM CAP      PTNRS VP     MICRO-CAP,
DEC. 31, 2007 (CONTINUED)                          SELECT VAL     DURATION        ADV        SM CAP VAL    INVEST CL
 ASSETS
Investments, at value(1),(2)                          $51,926   $53,748,467    $3,983,715   $88,869,859    $3,544,507
Dividends receivable                                       --        13,999            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --        37,979         1,079       197,959           212
Receivable for share redemptions                           --            --            --            --         4,720
---------------------------------------------------------------------------------------------------------------------
Total assets                                           51,926    53,800,445     3,984,794    89,067,818     3,549,439
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         65        62,047         4,299       113,517         4,232
    Administrative charge                                   6         6,837           508        11,254           462
    Contract terminations                                  --        25,688         6,884            --            26
Payable for investments purchased                          --            --            --            --           212
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                          71        94,572        11,691       124,771         4,932
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  50,487    53,639,677     3,973,026    88,943,047     3,544,507
Net assets applicable to contracts in payment
  period                                                   --        64,644            --            --            --
Net assets applicable to seed money                     1,368         1,552            77            --            --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $51,855   $53,705,873    $3,973,103   $88,943,047    $3,544,507
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   4,859     5,252,425       337,675     6,518,977       263,141
(2) Investments, at cost                              $56,175   $53,866,886    $4,098,912   $92,855,334    $2,843,799
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    239

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                      ROYCE        RW VT         RW VT         RW VT         RW VT
                                                     SM-CAP,       LG CAP        LG CAP        LG CAP       MID-CAP
DEC. 31, 2007 (CONTINUED)                           INVEST CL      CORE EQ      GRO STOCK      VAL EQ       CORE EQ
 ASSETS
Investments, at value(1),(2)                        $2,468,007   $4,922,716     $5,459,539     $724,116      $250,094
Dividends receivable                                        --           --             --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --        9,837             --          376           221
Receivable for share redemptions                         3,194        5,538         15,892          891           282
---------------------------------------------------------------------------------------------------------------------
Total assets                                         2,471,201    4,938,091      5,475,431      725,383       250,597
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       2,862        4,719          5,784          799           251
    Administrative charge                                  317          622            704           93            32
    Contract terminations                                   14          196          9,404           --            --
Payable for investments purchased                           --        9,837             --          376           221
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                        3,193       15,374         15,892        1,268           504
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                2,468,008    4,922,650      5,459,343      723,818       249,419
Net assets applicable to contracts in payment
  period                                                    --           --             --           --            --
Net assets applicable to seed money                         --           67            196          297           674
---------------------------------------------------------------------------------------------------------------------
Total net assets                                    $2,468,008   $4,922,717     $5,459,539     $724,115      $250,093
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  247,792      399,571        298,825       40,251        20,550
(2) Investments, at cost                            $1,888,934   $5,078,866     $4,752,883     $503,903      $225,476
---------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                      RW VT                     VANK LIT      VANK LIT      VANK UIF
                                                      SM CAP      THIRD AVE     COMSTOCK,    GRO & INC,   GLOBAL REAL
DEC. 31, 2007 (CONTINUED)                             VAL EQ         VAL          CL II         CL II      EST, CL II
 ASSETS
Investments, at value(1),(2)                       $ 8,181,729   $3,723,418   $297,558,494   $6,521,081   $27,623,618
Dividends receivable                                        --           --             --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                            28,041           --        754,359        3,478       169,913
Receivable for share redemptions                         9,261        4,919        442,598        7,393        50,213
---------------------------------------------------------------------------------------------------------------------
Total assets                                         8,219,031    3,728,337    298,755,451    6,531,952    27,843,744
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       8,112        4,428        374,657        6,560        33,839
    Administrative charge                                1,031          477         37,500          833         3,401
    Contract terminations                                  118           14         30,442           --        12,973
Payable for investments purchased                       28,041           --        754,359        3,478       169,913
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       37,302        4,919      1,196,958       10,871       220,126
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                8,181,729    3,723,418    297,443,579    6,521,081    27,623,618
Net assets applicable to contracts in payment
  period                                                    --           --        114,914           --            --
Net assets applicable to seed money                         --           --             --           --            --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 8,181,729   $3,723,418   $297,558,493   $6,521,081   $27,623,618
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  640,699      143,650     21,562,210      306,010     2,529,635
(2) Investments, at cost                           $10,298,466   $3,250,347   $291,707,253   $5,453,906   $30,247,955
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 240    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                 VANK UIF        VANK UIF         VANK UIF
                                               MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,      WANGER         WANGER
DEC. 31, 2007 (CONTINUED)                          CL II           CL I             CL II        INTL SM CAP    U.S. SM CO
 ASSETS
Investments, at value(1),(2)                        $42,002     $2,099,759        $5,834,803    $113,659,905   $92,330,311
Dividends receivable                                     --             --                --              --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --             --            30,546         260,655       189,662
Receivable for share redemptions                         50          2,493            11,309         194,370       143,600
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         42,052      2,102,252         5,876,658     114,114,930    92,663,573
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       46          2,204             7,334         143,978       116,991
    Administrative charge                                 5            270               733          14,317        11,656
    Contract terminations                                --             19             3,242          36,076        14,952
Payable for investments purchased                        --             --            30,546         260,655       189,662
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        51          2,493            41,855         455,026       333,261
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                40,279      2,099,655         5,834,652     113,659,904    92,330,312
Net assets applicable to contracts in payment
  period                                                 --             --                --              --            --
Net assets applicable to seed money                   1,722            104               151              --            --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $42,001     $2,099,759        $5,834,803    $113,659,904   $92,330,312
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 2,897         95,227           267,406       2,580,833     2,546,341
(2) Investments, at cost                            $41,131     $1,830,332        $6,225,046    $ 88,341,205   $88,674,323
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  WF ADV          WF ADV                                          WF ADV
                                                 VT ASSET         VT C&B           WF ADV          WF ADV        VT LG CO
DEC. 31, 2007 (CONTINUED)                          ALLOC        LG CAP VAL        VT EQ INC     VT INTL CORE       CORE
 ASSETS
Investments, at value(1),(2)                    $25,886,547     $9,329,443       $21,662,818      $3,326,426    $1,698,808
Dividends receivable                                     --             --                --              --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --          8,676            12,692              --           114
Receivable for share redemptions                     37,605         11,984            28,233           5,283         7,111
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     25,924,152      9,350,103        21,703,743       3,331,709     1,706,033
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   27,806         10,766            25,327           3,612         1,871
    Administrative charge                             3,341          1,194             2,765             428           220
    Contract terminations                             6,458             23               142           1,243         5,020
Payable for investments purchased                        --          8,676            12,692              --           114
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    37,605         20,659            40,926           5,283         7,225
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            25,777,788      9,329,172        21,662,600       3,325,540     1,698,062
Net assets applicable to contracts in payment
  period                                            107,952             74                --              --            --
Net assets applicable to seed money                     807            198               217             886           746
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $25,886,547     $9,329,444       $21,662,817      $3,326,426    $1,698,808
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,768,207        848,903         1,155,967         321,084       106,442
(2) Investments, at cost                        $22,734,660     $8,873,246       $18,327,571      $2,653,735    $1,562,717
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    241

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------
                                                             WF ADV                    WF ADV VT     WF ADV VT
                                                             VT LG       WF ADV VT      SM CAP     TOTAL RETURN
DEC. 31, 2007 (CONTINUED)                                    CO GRO      MONEY MKT        GRO          BOND
 ASSETS
Investments, at value(1),(2)                              $51,767,703   $11,273,576   $5,956,959    $79,203,674
Dividends receivable                                               --        41,494           --        292,714
Accounts receivable from RiverSource Life for contract
  purchase payments                                            43,202           335           80             33
Receivable for share redemptions                              134,366        74,942       15,986        232,975
---------------------------------------------------------------------------------------------------------------
Total assets                                               51,945,271    11,390,347    5,973,025     79,729,396
---------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                             61,733        12,220        6,417         97,991
    Administrative charge                                       6,626         1,451          767         10,145
    Contract terminations                                      66,006        61,272        8,802        124,840
Payable for investments purchased                              43,202        41,828           80        292,747
---------------------------------------------------------------------------------------------------------------
Total liabilities                                             177,567       116,771       16,066        525,723
---------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                   51,767,439    11,228,175    5,955,952     79,202,065
Net assets applicable to contracts in payment period              125        40,102           --             --
Net assets applicable to seed money                               140         5,299        1,007          1,608
---------------------------------------------------------------------------------------------------------------
Total net assets                                          $51,767,704   $11,273,576   $5,956,959    $79,203,673
---------------------------------------------------------------------------------------------------------------
(1) Investment shares                                       5,016,250    11,273,576      614,753      7,968,176
(2) Investments, at cost                                  $47,877,430   $11,304,385   $6,034,986    $78,246,381
---------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 242    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                  AIM VI         AIM VI           AIM VI           AIM VI        AIM VI
                                                BASIC VAL,     CAP APPR,        CAP APPR,         CAP DEV,      CAP DEV,
YEAR ENDED DEC. 31, 2007                          SER II         SER I            SER II           SER I         SER II
 INVESTMENT INCOME
Dividend income                                 $   143,517     $      --        $      --        $      --      $     --
Variable account expenses                           669,460       222,335          301,721           29,718        46,346
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (525,943)     (222,335)        (301,721)         (29,718)      (46,346)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           7,389,380     4,253,334        8,511,144          636,412       293,992
    Cost of investments sold                      6,009,037     3,718,691        7,309,476          407,682       198,721
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,380,343       534,643        1,201,668          228,730        95,271
Distributions from capital gains                  2,423,651            --               --          132,377       274,403
Net change in unrealized appreciation or
  depreciation of investments                    (3,234,237)    1,320,330        1,220,515         (162,564)      (56,399)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      569,757     1,854,973        2,422,183          198,543       313,275
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $    43,814    $1,632,638       $2,120,462        $ 168,825      $266,929
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                  AIM VI         AIM VI           AIM VI           AIM VI        AIM VI
                                                 CORE EQ,       CORE EQ,    GLOBAL HLTH CARE,    INTL GRO,     INTL GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             SER I         SER II         SER II(1)          SER I         SER II
 INVESTMENT INCOME
Dividend income                                   $ 353,824       $ 3,935            $  --         $  9,106     $ 233,580
Variable account expenses                           475,777         4,848              103           35,066       438,259
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (121,953)         (913)            (103)         (25,960)     (204,679)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           8,536,362        27,790              186          853,108       851,712
    Cost of investments sold                      7,452,409        24,194              186          568,954       861,785
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,083,953         3,596               --          284,154       (10,073)
Distributions from capital gains                         --            --               --               --            --
Net change in unrealized appreciation or
  depreciation of investments                     1,365,197        19,252              243           51,078      (769,745)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    2,449,150        22,848              243          335,232      (779,818)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $2,327,197       $21,935            $ 140         $309,272     $(984,497)
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                  AIM VI         AB VPS           AB VPS           AB VPS        AB VPS
                                               MID CAP CORE   BAL SHARES,      GLOBAL TECH,      GRO & INC,    INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            EQ, SER II        CL B             CL B             CL B          CL B
 INVESTMENT INCOME
Dividend income                                  $    3,387      $ 53,862        $      --       $  421,948   $ 1,599,256
Variable account expenses                           124,068        30,339           86,896          446,531     2,733,617
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (120,681)       23,523          (86,896)         (24,583)   (1,134,361)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,885,037       462,808        1,974,495        5,819,400     7,823,811
    Cost of investments sold                      1,737,574       427,516        1,888,923        4,664,804     5,785,475
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       147,463        35,292           85,572        1,154,596     2,038,336
Distributions from capital gains                    101,731        49,338               --        1,735,654     5,994,248
Net change in unrealized appreciation or
  depreciation of investments                       408,027       (77,012)         966,241       (1,644,112)   (2,800,316)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      657,221         7,618        1,051,813        1,246,138     5,232,268
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 536,540      $ 31,141       $  964,917      $ 1,221,555   $ 4,097,907
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    243

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                  AB VPS          AB VPS          AC VP           AC VP
                                               LG CAP GRO,      INTER BOND,    INC & GRO,    INFLATION PROT,      AC VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)               CL B            CL B           CL I            CL II        INTL, CL II
 INVESTMENT INCOME
Dividend income                                  $      --       $  161,752       $ 26,634     $ 6,035,867         $   348
Variable account expenses                          173,808           51,942         18,942       2,266,147           2,677
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (173,808)         109,810          7,692       3,769,720          (2,329)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          2,875,457        1,394,232        409,817      20,286,563           2,787
    Cost of investments sold                     2,623,298        1,440,402        336,859      20,572,818           2,321
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      252,159          (46,170)        72,958        (286,255)            466
Distributions from capital gains                        --               --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                    1,404,209           34,795        (93,703)      6,437,318          19,270
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,656,368          (11,375)       (20,745)      6,151,063          19,736
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $1,482,560        $  98,435      $ (13,053)    $ 9,920,783         $17,407
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                  AC VP            AC VP          AC VP           AC VP         COL ASSET
                                               MID CAP VAL,       ULTRA,          VAL,             VAL,         ALLOC, VS
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           CL II(1)          CL II          CL I            CL II            CL A
 INVESTMENT INCOME
Dividend income                                     $  299     $         --       $ 26,016        $  6,485        $ 22,682
Variable account expenses                              235        1,781,586         21,131           8,028          10,331
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         64       (1,781,586)         4,885          (1,543)         12,351
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                                364      120,088,190        559,786         142,811          59,155
    Cost of investments sold                           383      106,313,627        475,478         140,130          44,832
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          (19)      13,774,563         84,308           2,681          14,323
Distributions from capital gains                        --               --        134,909          37,057          75,709
Net change in unrealized appreciation or
  depreciation of investments                       (3,439)       7,548,623       (301,897)        (67,545)        (40,634)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (3,458)      21,323,186        (82,680)        (27,807)         49,398
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $(3,394)    $ 19,541,600      $ (77,795)       $(29,350)       $ 61,749
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                   COL              COL            COL             COL         COL MARSICO
                                             FEDERAL SEC, VS   HI YIELD, VS   HI YIELD, VS    LG CAP GRO, VS     GRO, VS
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             CL A            CL A           CL B             CL A          CL A(1)
 INVESTMENT INCOME
Dividend income                                   $103,316         $ 36,065    $ 3,255,786        $  4,399     $    14,949
Variable account expenses                           22,053            8,790        769,239          13,749       1,045,794
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     81,263           27,275      2,486,547          (9,350)     (1,030,845)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            113,568           26,741     43,179,958         166,267       2,861,679
    Cost of investments sold                       118,498           25,941     43,674,791         134,508       2,719,787
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (4,930)             800       (494,833)         31,759         141,892
Distributions from capital gains                        --               --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        8,681          (24,233)    (2,122,234)        132,082       8,545,047
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       3,751          (23,433)    (2,617,067)        163,841       8,686,939
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 85,014         $  3,842    $  (130,520)       $154,491     $ 7,656,094
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 244    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                             COL MARSICO        COL SM        COL SM        CS                CS
                                              INTL OPP,        CAP VAL,      CO GRO,     COMMODITY         MID-CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)        VS CL B(1)       VS CL B       VS CL A     RETURN(1)           CORE
 INVESTMENT INCOME
Dividend income                                $     24      $     40,238    $     --   $    8,432        $      --
Variable account expenses                           174           801,308       3,143        1,521            5,203
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (150)         (761,070)     (3,143)       6,911           (5,203)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             387           943,617      54,504        1,516          311,161
    Cost of investments sold                        380         1,014,637      26,738        1,459          247,055
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         7           (71,020)     27,766           57           64,106
Distributions from capital gains                    882         1,624,076          --           --               --
Net change in unrealized appreciation or
  depreciation of investments                     1,518       (10,986,048)      4,395       15,722          (23,285)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    2,407        (9,432,992)     32,161       15,779           40,821
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  2,257      $(10,194,062)   $ 29,018    $  22,690        $  35,618
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                               DREY IP         DREY IP       DREY SOC    DREY VIF          DREY VIF
                                            MIDCAP STOCK,     TECH GRO,     RESP GRO,      APPR,           INTL EQ,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           SERV            SERV          INIT        SERV            SERV(1)
 INVESTMENT INCOME
Dividend income                               $     308       $        --    $ 10,927    $  11,438        $      --
Variable account expenses                         1,571           579,593      28,296       14,338               58
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,263)         (579,593)    (17,369)      (2,900)             (58)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           7,393        32,097,100     336,466       23,895              130
    Cost of investments sold                      7,758        26,980,995     347,379       19,311              124
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (365)        5,116,105     (10,913)       4,584                6
Distributions from capital gains                 12,042                --          --           --               --
Net change in unrealized appreciation or
  depreciation of investments                   (10,436)          817,981     150,249       44,682              804
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,241         5,934,086     139,336       49,266              810
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $     (22)      $ 5,354,493    $121,967    $  46,366        $     752
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                               DREY VIF         EV VT         EG VA        EG VA            EG VA
                                              INTL VAL,     FLOATING-RATE      BAL,     CORE BOND,   FUNDAMENTAL LG CAP,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           SERV           INC(1)         CL 2        CL 2              CL 1
 INVESTMENT INCOME
Dividend income                                $  6,152       $ 1,760,456    $ 98,781   $2,308,113        $  22,200
Variable account expenses                         7,630           450,912      36,850      763,633           24,381
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,478)        1,309,544      61,931    1,544,480           (2,181)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          13,507           527,342     311,902    6,162,994          349,170
    Cost of investments sold                     12,639           539,618     268,564    6,212,280          267,667
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       868           (12,276)     43,338      (49,286)          81,503
Distributions from capital gains                 55,039                --          --           --          158,545
Net change in unrealized appreciation or
  depreciation of investments                   (46,191)       (2,073,974)     21,352      138,720         (106,741)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    9,716        (2,086,250)     64,690       89,434          133,307
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  8,238       $  (776,706)   $126,621   $1,633,914        $ 131,126
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    245

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------
                                                 EG VA           EG VA          EG VA            EG VA              EG VA
                                              FUNDAMENTAL         GRO,         HI INC,         INTL EQ,           INTL EQ,
YEAR ENDED DEC. 31, 2007 (CONTINUED)         LG CAP, CL 2         CL 2          CL 2             CL 1               CL 2
 INVESTMENT INCOME
Dividend income                                $  196,620      $       --    $ 2,056,579         $117,703         $  736,532
Variable account expenses                         332,489         217,267        437,505           55,725            500,809
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (135,869)       (217,267)     1,619,074           61,978            235,723
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         4,617,976       2,070,284      3,523,709          821,135          4,829,763
    Cost of investments sold                    3,752,151       1,719,805      3,544,386          603,674          3,584,782
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     865,825         350,479        (20,677)         217,461          1,244,981
Distributions from capital gains                1,801,355       2,796,773             --          361,708          2,555,531
Net change in unrealized appreciation or
  depreciation of investments                    (894,806)     (1,639,993)    (1,321,418)         (70,443)            75,264
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,772,374       1,507,259     (1,342,095)         508,726          3,875,776
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $1,636,505     $ 1,289,992     $  276,979         $570,704         $4,111,499
------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------
                                                 EG VA           EG VA          EG VA            EG VA              EG VA
                                                OMEGA,           OMEGA,     SPECIAL VAL,     SPECIAL VAL,     DIV INC BUILDER,
YEAR ENDED DEC. 31, 2007 (CONTINUED)             CL 1             CL 2          CL 1             CL 2               CL 1
 INVESTMENT INCOME
Dividend income                                  $ 20,147      $  104,298     $  170,369       $  253,340         $  370,395
Variable account expenses                          47,916         559,840        157,460          301,086             91,880
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (27,769)       (455,542)        12,909          (47,746)           278,515
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           992,356       4,584,127      2,511,088        2,757,427          1,639,077
    Cost of investments sold                      746,997       3,679,696      2,096,310        2,391,413          1,614,769
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     245,359         904,431        414,778          366,014             24,308
Distributions from capital gains                       --              --      1,579,829        2,814,945             69,126
Net change in unrealized appreciation or
  depreciation of investments                     184,441       3,092,184     (3,006,731)      (5,030,626)          (197,402)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    429,800       3,996,615     (1,012,124)      (1,849,667)          (103,968)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $402,031      $3,541,073    $  (999,215)     $(1,897,413)        $  174,547
------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------
                                                 EG VA          FID VIP        FID VIP          FID VIP            FID VIP
                                           DIV INC BUILDER,    BAL, SERV      BAL, SERV    CONTRAFUND, SERV   CONTRAFUND, SERV
YEAR ENDED DEC. 31, 2007 (CONTINUED)             CL 2              CL           CL 2              CL                CL 2
 INVESTMENT INCOME
Dividend income                               $ 2,346,666         $18,243       $ 10,493       $  180,325       $  3,286,083
Variable account expenses                         755,471           7,703          5,299          264,695          7,689,715
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 1,591,195          10,540          5,194          (84,370)        (4,403,632)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,088,383          72,356        134,302        4,294,538        160,053,653
    Cost of investments sold                    5,148,563          60,908        119,873        2,960,433        138,358,314
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (60,180)         11,448         14,429        1,334,105         21,695,339
Distributions from capital gains                  468,107          23,136         12,725        5,389,900        112,395,899
Net change in unrealized appreciation or
  depreciation of investments                  (1,092,109)            (56)        (8,844)      (3,430,735)       (57,834,247)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (684,182)         34,528         18,310        3,293,270         76,256,991
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  907,013         $45,068       $ 23,504      $ 3,208,900       $ 71,853,359
------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 246    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------
                                             FID VIP          FID VIP            FID VIP          FID VIP         FID VIP
                                         DYN APPR, SERV   GRO & INC, SERV    GRO & INC, SERV     GRO, SERV       GRO, SERV
YEAR ENDED DEC. 31, 2007 (CONTINUED)          CL 2               CL               CL 2               CL             CL 2
 INVESTMENT INCOME
Dividend income                             $   2,899        $  120,661           $ 12,480          $ 1,385      $   25,163
Variable account expenses                      33,976           110,268             14,975            2,532          91,388
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (31,077)           10,393             (2,495)          (1,147)        (66,225)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       461,632         1,387,945            431,055           74,743       1,167,474
    Cost of investments sold                  345,121         1,124,949            346,659           80,722         903,394
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 116,511           262,996             84,396           (5,979)        264,080
Distributions from capital gains              273,336           301,219             42,093              163           4,395
Net change in unrealized appreciation
  or depreciation of investments             (225,492)          142,394            (26,878)          54,499       1,257,534
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                164,355           706,609             99,611           48,683       1,526,009
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 133,278        $  717,002           $ 97,116          $47,536      $1,459,784
----------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------
                                             FID VIP          FID VIP            FID VIP          FID VIP         FID VIP
                                          HI INC, SERV      HI INC, SERV     INVEST GR, SERV   MID CAP, SERV   MID CAP, SERV
YEAR ENDED DEC. 31, 2007 (CONTINUED)           CL               CL 2              CL 2               CL             CL 2
 INVESTMENT INCOME
Dividend income                             $ 354,461         $ 184,187         $2,981,433       $  269,026     $   663,133
Variable account expenses                      53,172            34,882          2,081,943          500,010       2,099,814
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               301,289           149,305            899,490         (230,984)     (1,436,681)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       808,152           557,960          7,852,800        9,423,688       8,329,019
    Cost of investments sold                  782,937           554,381          7,839,407        6,268,964       6,945,077
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  25,215             3,579             13,393        3,154,724       1,383,942
Distributions from capital gains                   --                --                 --        3,544,147      10,697,877
Net change in unrealized appreciation
  or depreciation of investments             (262,118)         (125,889)         3,668,795       (1,494,853)      5,453,203
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (236,903)         (122,310)         3,682,188        5,204,018      17,535,022
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  64,386         $  26,995         $4,581,678      $ 4,973,034     $16,098,341
----------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------
                                             FID VIP          FID VIP         FTVIPT FRANK      FTVIPT FRANK    FTVIPT FRANK
                                         OVERSEAS, SERV    OVERSEAS, SERV   GLOBAL REAL EST,      INC SEC,      RISING DIVD,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           CL               CL 2              CL 2              CL 2            CL 2
 INVESTMENT INCOME
Dividend income                              $ 77,678       $ 1,288,021         $  366,132      $ 1,305,562       $  33,613
Variable account expenses                      37,824           752,889            250,816          585,762          23,588
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                39,854           535,132            115,316          719,800          10,025
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       508,224        13,124,508          3,696,109        6,763,977         117,478
    Cost of investments sold                  367,419         9,693,306          3,142,000        5,673,736         109,042
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 140,805         3,431,202            554,109        1,090,241           8,436
Distributions from capital gains              140,155         2,997,433          1,068,997          242,121          20,616
Net change in unrealized appreciation
  or depreciation of investments               74,582          (269,320)        (5,784,689)      (1,250,134)       (111,098)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                355,542         6,159,315         (4,161,583)          82,228         (82,046)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $395,396       $ 6,694,447        $(4,046,267)      $  802,028       $ (72,021)
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    247

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                             FTVIPT FRANK   FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP     FTVIPT TEMP
                                                SM CAP       SM MID CAP     SHARES SEC,      DEV MKTS        FOR SEC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           VAL, CL 2      GRO, CL 2         CL 2         SEC, CL 2         CL 2
 INVESTMENT INCOME
Dividend income                               $    88,166     $      --     $  3,374,284   $     51,860      $  701,868
Variable account expenses                         185,000       328,956        2,863,932         29,416         468,719
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (96,834)     (328,956)         510,352         22,444         233,149
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,692,242     4,585,387       96,252,574        586,690       6,017,402
    Cost of investments sold                    1,992,247     3,516,201       81,265,996        384,116       4,161,622
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     699,995     1,069,186       14,986,578        202,574       1,855,780
Distributions from capital gains                  906,602     1,803,839        8,261,329        169,385       1,600,876
Net change in unrealized appreciation or
  depreciation of investments                  (1,902,498)     (207,231)     (15,766,707)       130,836         904,280
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (295,901)    2,665,794        7,481,200        502,795       4,360,936
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (392,735)   $2,336,838     $  7,991,552   $    525,239     $ 4,594,085
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                FTVIPT         FTVIPT          GS VIT         GS VIT          GS VIT
                                              TEMP GLOBAL     TEMP GRO        CAP GRO,        MID CAP     STRATEGIC INTL
YEAR ENDED DEC. 31, 2007 (CONTINUED)           INC, CL 2      SEC, CL 2         INST         VAL, INST       EQ, INST
 INVESTMENT INCOME
Dividend income                               $ 4,795,352     $  70,660     $      1,509   $  1,319,636     $     8,245
Variable account expenses                       2,841,584        82,599           14,399      2,596,413          11,771
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 1,953,768       (11,939)         (12,890)    (1,276,777)         (3,526)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        13,362,498       747,385          362,618     35,179,510         422,702
    Cost of investments sold                   12,404,514       630,573          312,991     31,791,284         329,393
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     957,984       116,812           49,627      3,388,226          93,309
Distributions from capital gains                       --       225,455               --     24,419,684          64,831
Net change in unrealized appreciation or
  depreciation of investments                  12,121,560      (316,478)          39,590    (23,603,856)       (115,904)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 13,079,544        25,789           89,217      4,204,054          42,236
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $15,033,312     $  13,850     $     76,327   $  2,927,277     $    38,710
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                GS VIT       JANUS ASPEN    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                             STRUCTD U.S.       BAL,        GLOBAL TECH,     INTL GRO,      LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           EQ, INST         INST            SERV           SERV            SERV
 INVESTMENT INCOME
Dividend income                                $  105,193     $ 149,429     $      1,648   $     24,861      $  492,574
Variable account expenses                         147,599        89,703            9,055         88,309       1,212,405
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (42,406)       59,726           (7,407)       (63,448)       (719,831)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,569,436     2,774,415          324,180      1,467,058       2,627,350
    Cost of investments sold                    2,003,639     2,297,291          362,997        760,209       2,663,049
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     565,797       477,124          (38,817)       706,849         (35,699)
Distributions from capital gains                  738,122            --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                  (1,509,315)       31,074          153,952        606,284       4,092,281
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (205,396)      508,198          115,135      1,313,133       4,056,582
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (247,802)    $ 567,924     $    107,728   $  1,249,685     $ 3,336,751
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 248    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                            JANUS ASPEN      JANUS ASPEN        JPM U.S.      LAZARD RETIRE    LAZARD RETIRE
                                            MID CAP GRO,      WORLD GRO,         LG CAP          INTL EQ,     U.S. STRATEGIC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            SERV             INST           CORE EQ            SERV             SERV
 INVESTMENT INCOME
Dividend income                               $  1,432         $ 18,211          $ 17,494        $ 17,540          $  6,511
Variable account expenses                       31,831           36,527            22,732          11,289             8,939
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (30,399)         (18,316)           (5,238)          6,251            (2,428)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        473,165        1,015,533           425,166         141,730           214,392
    Cost of investments sold                   417,159        1,054,524           340,979         100,487           175,137
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   56,006          (38,991)           84,187          41,243            39,255
Distributions from capital gains                11,854               --                --         120,434           102,883
Net change in unrealized appreciation or
  depreciation of investments                  349,717          288,490           (63,168)       (105,627)         (146,531)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 417,577          249,499            21,019          56,050            (4,393)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $387,178        $ 231,183          $ 15,781        $ 62,301         $  (6,821)
-----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                              LM PTNRS        LVIP BARON        MFS INV          MFS INV          MFS INV
                                          VAR SM CAP GRO,   GRO OPP, SERV   GRO STOCK, SERV    TRUST, INIT         TRUST,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)        CL I(1)             CL               CL               CL            SERV CL
 INVESTMENT INCOME
Dividend income                                $    --         $     --        $    4,496       $  48,906          $  6,235
Variable account expenses                           92           38,509            66,895          79,349            14,403
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (92)         (38,509)          (62,399)        (30,443)           (8,168)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            239          870,807         1,079,288       1,290,130           151,920
    Cost of investments sold                       239          591,003           885,514         984,947           114,405
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       --          279,804           193,774         305,183            37,515
Distributions from capital gains                 1,564          262,574                --          49,603             9,051
Net change in unrealized appreciation or
  depreciation of investments                   (1,115)        (454,408)          363,644         163,556            48,382
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     449           87,970           557,418         518,342            94,948
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  357        $  49,461         $ 495,019       $ 487,899          $ 86,780
-----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                                MFS              MFS              MFS              MFS              MFS
                                              NEW DIS,         NEW DIS,        RESEARCH,      TOTAL RETURN,    TOTAL RETURN,
YEAR ENDED DEC. 31, 2007 (CONTINUED)          INIT CL          SERV CL          INIT CL          INIT CL          SERV CL
 INVESTMENT INCOME
Dividend income                              $      --        $      --          $ 17,827         $ 6,484       $ 2,118,983
Variable account expenses                       39,874           70,883            38,960           4,157         1,189,119
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (39,874)         (70,883)          (21,133)          2,327           929,864
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,513,393          862,155           789,077          13,111        11,270,164
    Cost of investments sold                 1,270,070          711,519           641,572          11,973         9,893,253
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  243,323          150,636           147,505           1,138         1,376,911
Distributions from capital gains               199,480          393,137                --           6,200         2,208,787
Net change in unrealized appreciation or
  depreciation of investments                 (312,016)        (419,402)          150,079          (2,107)       (2,200,738)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 130,787          124,371           297,584           5,231         1,384,960
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  90,913        $  53,488          $276,451         $ 7,558       $ 2,314,824
-----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    249

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                              MFS UTILITIES,   MFS UTILITIES,                   OPCAP          OPCAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)              INIT CL          SERV CL       OPCAP EQ      MANAGED        SM CAP
 INVESTMENT INCOME
Dividend income                                  $ 145,353        $  46,547       $  5,734     $ 68,229        $     --
Variable account expenses                          216,480           86,615         13,522       45,190          29,177
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (71,127)         (40,068)        (7,788)      23,039         (29,177)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          3,806,443        1,110,437        324,705      873,642         703,493
    Cost of investments sold                     2,495,656          744,396        284,403      824,776         556,072
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    1,310,787          366,041         40,302       48,866         147,421
Distributions from capital gains                 1,053,589          399,651        146,663      230,085         449,862
Net change in unrealized appreciation or
  depreciation of investments                    1,121,382          602,032       (149,818)    (241,727)       (565,627)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   3,485,758        1,367,724         37,147       37,224          31,656
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $3,414,631       $1,327,656       $ 29,359     $ 60,263        $  2,479
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   OPPEN            OPPEN          OPPEN        OPPEN          OPPEN
                                                 CAP APPR         CAP APPR      GLOBAL SEC   GLOBAL SEC       HI INC
YEAR ENDED DEC. 31, 2007 (CONTINUED)                VA            VA, SERV          VA        VA, SERV          VA
 INVESTMENT INCOME
Dividend income                                   $  7,682       $    6,587       $  5,154    $ 233,432       $ 119,423
Variable account expenses                           43,530        1,137,804          4,059      285,117          21,878
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (35,848)      (1,131,217)         1,095      (51,685)         97,545
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          1,183,581       13,966,522        175,118    3,093,930         446,123
    Cost of investments sold                     1,075,160       11,554,016        147,383    2,409,388         508,067
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      108,421        2,412,506         27,735      684,542         (61,944)
Distributions from capital gains                        --               --         18,736      976,217              --
Net change in unrealized appreciation or
  depreciation of investments                      309,070        6,560,806        (32,053)    (720,644)        (50,342)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     417,491        8,973,312         14,418      940,115        (112,286)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 381,643       $7,842,095       $ 15,513    $ 888,430       $ (14,741)
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   OPPEN            OPPEN       OPPEN MAIN      OPPEN          OPPEN
                                                HI INC VA,         MAIN ST       ST SM CAP    STRATEGIC   STRATEGIC BOND
YEAR ENDED DEC. 31, 2007 (CONTINUED)               SERV              VA          VA, SERV      BOND VA       VA, SERV
 INVESTMENT INCOME
Dividend income                                   $403,000         $  4,258      $  16,823     $ 13,937     $ 6,410,930
Variable account expenses                           75,580            5,178        143,253        4,551       3,987,574
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    327,420             (920)      (126,430)       9,386       2,423,356
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            561,412          169,628      1,202,939      135,905       9,664,854
    Cost of investments sold                       568,144          149,518        888,097      125,233       9,133,525
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (6,732)          20,110        314,842       10,672         531,329
Distributions from capital gains                        --               --        363,838           --              --
Net change in unrealized appreciation or
  depreciation of investments                     (423,888)          (7,962)      (823,405)       5,396      15,763,925
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (430,620)          12,148       (144,725)      16,068      16,295,254
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(103,200)        $ 11,228     $ (271,155)    $ 25,454     $18,718,610
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 250    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                  PIMCO VIT          PUT VT           PUT VT        PUT VT       PUT VT
                                                  ALL ASSET,        DIV INC,         DIV INC,     GLOBAL EQ,   GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)          ADVISOR CL(1)        CL IA            CL IB          CL IA        CL IA
 INVESTMENT INCOME
Dividend income                                  $ 8,316,506        $124,581         $ 89,608      $ 25,021     $  98,034
Variable account expenses                          1,142,482          33,285           24,271        14,819        85,263
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    7,174,024          91,296           65,337        10,202        12,771
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            1,561,673         793,462          599,996       442,783     1,661,141
    Cost of investments sold                       1,552,092         865,229          633,229       481,416     1,554,240
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          9,581         (71,767)         (33,233)      (38,633)      106,901
Distributions from capital gains                          --              --               --            --       937,931
Net change in unrealized appreciation or
  depreciation of investments                     (2,198,056)         43,521           12,257       111,581    (1,430,230)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (2,188,475)        (28,246)         (20,976)       72,948      (385,398)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 4,985,549        $ 63,050         $ 44,361      $ 83,150    $ (372,627)
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    PUT VT           PUT VT           PUT VT        PUT VT       PUT VT
                                                  GRO & INC,     HLTH SCIENCES,     HI YIELD,      HI YIELD,      INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL IB            CL IB            CL IA          CL IB        CL IB
 INVESTMENT INCOME
Dividend income                                   $  162,558       $  24,767         $ 94,987      $ 70,981      $ 13,355
Variable account expenses                            156,777          44,340           15,880        12,280         3,984
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        5,781         (19,573)          79,107        58,701         9,371
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            2,692,710         712,425          313,991       264,400        82,656
    Cost of investments sold                       2,477,996         564,545          395,245       306,063        84,318
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        214,714         147,880          (81,254)      (41,663)       (1,662)
Distributions from capital gains                   1,867,937              --               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     (2,867,705)       (171,556)          27,095        (2,217)        1,778
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (785,054)        (23,676)         (54,159)      (43,880)          116
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  (779,273)      $ (43,249)        $ 24,948      $ 14,821       $ 9,487
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    PUT VT           PUT VT           PUT VT        PUT VT       PUT VT
                                                   INTL EQ,     INTL GRO & INC,   INTL NEW OPP,    NEW OPP,     RESEARCH,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL IB            CL IB            CL IB          CL IA        CL IB
 INVESTMENT INCOME
Dividend income                                   $  939,721          $  157         $ 23,342      $  5,313      $  1,661
Variable account expenses                            453,859             116           35,170        44,951         5,286
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      485,862              41          (11,828)      (39,638)       (3,625)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            6,660,247           6,533          574,137       779,069       184,842
    Cost of investments sold                       5,075,517           4,611          345,625       775,255       130,822
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,584,730           1,922          228,512         3,814        54,020
Distributions from capital gains                   4,068,024           1,620               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     (3,927,557)         (3,052)          73,280       184,793       (52,255)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,725,197             490          301,792       188,607         1,765
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 2,211,059          $  531         $289,964      $148,969      $ (1,860)
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    251

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     PUT VT           PUT VT        PUT VT        PUT VT
                                                   SM CAP VAL,        VISTA,       VOYAGER,      VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL IB           CL IB         CL IA         CL IB           BAL
 INVESTMENT INCOME
Dividend income                                     $  268,954       $      --      $    168     $      --     $  261,599
Variable account expenses                              473,498         155,420         7,027        30,956        129,703
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (204,544)       (155,420)       (6,859)      (30,956)       131,896
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             55,794,633       2,660,468       215,796       922,439      2,783,084
    Cost of investments sold                        56,547,849       2,471,764       290,101     1,385,019      2,869,296
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (753,216)        188,704       (74,305)     (462,580)       (86,212)
Distributions from capital gains                     5,379,081              --            --            --        203,991
Net change in unrealized appreciation or
  depreciation of investments                       (2,559,533)        299,678       101,869       589,844       (201,145)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       2,066,332         488,382        27,564       127,264        (83,366)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 1,861,788       $ 332,962      $ 20,705     $  96,308    $    48,530
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                                                                             RVS PTNRS VP
                                                     RVS VP           RVS VP        RVS VP       THDL VP      FUNDAMENTAL
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              CASH MGMT        DIV BOND     DIV EQ INC    EMER MKTS       VAL(1)
 INVESTMENT INCOME
Dividend income                                    $ 1,987,425     $13,640,404   $ 4,795,099    $  664,527    $   533,988
Variable account expenses                              640,943       4,680,592     4,925,244     1,902,718        817,616
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      1,346,482       8,959,812      (130,145)   (1,238,191)      (283,628)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             25,139,126      58,158,675    54,995,559    22,166,177     88,664,449
    Cost of investments sold                        25,139,618      58,615,562    47,393,179    15,667,407     88,693,331
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                             (492)       (456,887)    7,602,380     6,498,770        (28,882)
Distributions from capital gains                            --              --     3,809,213     5,389,489        232,344
Net change in unrealized appreciation or
  depreciation of investments                           (9,702)      1,683,272     7,731,639    25,384,635     (3,931,456)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (10,194)      1,226,385    19,143,232    37,272,894     (3,727,994)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 1,336,288     $10,186,197   $19,013,087   $36,034,703   $ (4,011,622)
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     RVS VP                         RVS VP
                                                GLOBAL INFLATION      RVS VP       HI YIELD       RVS VP        THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                PROT SEC           GRO           BOND        INC OPP       INTL OPP
 INVESTMENT INCOME
Dividend income                                    $ 3,505,345     $    32,883   $ 3,683,413   $ 5,276,153      $  23,279
Variable account expenses                            2,498,027         127,250       820,610     1,264,436         33,169
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      1,007,318         (94,367)    2,862,803     4,011,717         (9,890)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             78,292,142         517,261    22,752,348    10,036,613      1,064,329
    Cost of investments sold                        78,982,394         520,263    22,760,662    10,175,389        839,979
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (690,252)         (3,002)       (8,314)     (138,776)       224,350
Distributions from capital gains                            --              --            --       139,857             --
Net change in unrealized appreciation or
  depreciation of investments                        7,981,341        (937,011)   (2,787,476)   (3,981,410)        27,709
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       7,291,089        (940,013)   (2,795,790)   (3,980,329)       252,059
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 8,298,407     $(1,034,380)  $    67,013   $    31,388      $ 242,169
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 252    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                                  RVS VP         RVS VP        RVS VP
                                                  RVS VP          LG CAP         MID CAP       MID CAP       RVS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           LG CAP EQ          VAL            GRO         VAL(1)        S&P 500
 INVESTMENT INCOME
Dividend income                                 $ 1,270,915         $ 2,421    $    4,569       $  4,448    $ 361,782
Variable account expenses                         1,552,884           2,768       132,515          9,955      292,571
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (281,969)           (347)     (127,946)        (5,507)      69,211
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          18,649,770          15,921     1,852,906          8,693    2,780,123
    Cost of investments sold                     15,398,518          13,588     1,739,807          8,729    2,089,620
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     3,251,252           2,333       113,099            (36)     690,503
Distributions from capital gains                    603,633          11,740        82,603         12,228      165,359
Net change in unrealized appreciation or
  depreciation of investments                    (2,045,547)        (16,619)      898,079        (40,061)    (110,580)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,809,338          (2,546)    1,093,781        (27,869)     745,282
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 1,527,369        $ (2,893)    $ 965,835      $ (33,376)   $ 814,493
---------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                                                                              ROYCE
                                               RVS PTNRS VP       RVS VP         RVS VP     RVS PTNRS VP   MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            SELECT VAL    SHORT DURATION   SM CAP ADV    SM CAP VAL     INVEST CL
 INVESTMENT INCOME
Dividend income                                      $  526     $ 2,159,342      $  7,402     $  729,205    $  54,405
Variable account expenses                               817         780,363        66,428      1,457,993       67,816
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (291)      1,378,979       (59,026)      (728,788)     (13,411)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               2,767      13,011,884       992,332     13,435,472    1,775,782
    Cost of investments sold                          2,624      13,125,440       935,532     12,608,825    1,250,572
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                           143        (113,556)       56,800        826,647      525,210
Distributions from capital gains                      5,342              --       250,679      2,448,331      310,011
Net change in unrealized appreciation or
  depreciation of investments                        (4,125)        649,607      (469,010)    (9,019,328)    (658,048)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        1,360         536,051      (161,531)    (5,744,350)     177,173
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $ 1,069     $ 1,915,030     $(220,557)   $(6,473,138)   $ 163,762
---------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                   ROYCE           RW VT          RW VT         RW VT         RW VT
                                                  SM-CAP,         LG CAP         LG CAP        LG CAP        MID-CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)             INVEST CL        CORE EQ       GRO STOCK      VAL EQ        CORE EQ
 INVESTMENT INCOME
Dividend income                                   $   1,308       $  59,640      $ 22,580        $12,108     $    604
Variable account expenses                            46,761          64,806        76,129         11,317        3,501
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (45,453)         (5,166)      (53,549)           791       (2,897)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             962,657       1,168,328       815,783         71,451       20,045
    Cost of investments sold                        642,545       1,046,312       726,137         48,649       16,408
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       320,112         122,016        89,646         22,802        3,637
Distributions from capital gains                    113,837         297,197       317,379             --       40,439
Net change in unrealized appreciation or
  depreciation of investments                      (449,320)       (419,457)      352,519         (6,395)     (31,706)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (15,371)           (244)      759,544         16,407       12,370
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (60,824)     $   (5,410)     $705,995        $17,198      $ 9,473
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    253

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                 RW VT                          VANK LIT        VANK LIT        VANK UIF
                                                SM CAP         THIRD AVE        COMSTOCK,      GRO & INC,   GLOBAL REAL EST,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)          VAL EQ            VAL             CL II          CL II          CL II(1)
 INVESTMENT INCOME
Dividend income                               $    66,898     $   95,673       $ 5,260,043       $ 92,099       $   31,975
Variable account expenses                          97,953         74,281         5,361,532         89,957          194,753
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (31,055)        21,392          (101,489)         2,142         (162,778)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           637,100      2,442,228        97,944,385        860,164          392,491
    Cost of investments sold                      628,719      1,742,383        87,800,822        683,508          400,539
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       8,381        699,845        10,143,563        176,656           (8,048)
Distributions from capital gains                1,805,527        275,735         7,296,817        248,037            7,706
Net change in unrealized appreciation or
  depreciation of investments                  (1,881,991)    (1,168,197)      (25,804,838)      (339,476)      (2,624,337)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (68,083)      (192,617)       (8,364,458)        85,217       (2,624,679)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $   (99,138)    $ (171,225)     $ (8,465,947)      $ 87,359      $(2,787,457)
----------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                               VANK UIF        VANK UIF         VANK UIF
                                             MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,      WANGER          WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         CL II(1)          CL I             CL II       INTL SM CAP      U.S. SM CO
 INVESTMENT INCOME
Dividend income                                     $  --       $ 29,933        $   59,286     $  815,298       $       --
Variable account expenses                             167         37,204           106,137      1,728,302        1,181,897
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (167)        (7,271)          (46,851)      (913,004)      (1,181,897)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             7,407        583,687         1,727,071     19,416,910        5,172,562
    Cost of investments sold                        7,462        423,272         1,493,937     14,400,486        4,571,894
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (55)       160,415           233,134      5,016,424          600,668
Distributions from capital gains                      148        233,751           550,258      7,341,447        2,854,941
Net change in unrealized appreciation or
  depreciation of investments                         871       (880,698)       (2,026,682)     1,986,107       (2,398,619)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        964       (486,532)       (1,243,290)    14,343,978        1,056,990
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $ 797      $(493,803)      $(1,290,141)   $13,430,974       $ (124,907)
----------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                WF ADV          WF ADV           WF ADV          WF ADV          WF ADV
                                               VT ASSET        VT C&B LG          VT EQ         VT INTL         VT LG CO
YEAR ENDED DEC. 31, 2007 (CONTINUED)             ALLOC          CAP VAL            INC            CORE            CORE
 INVESTMENT INCOME
Dividend income                                 $ 622,176      $  80,915        $  344,703       $    455         $     --
Variable account expenses                         400,813        109,252           353,407         51,032           27,812
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   221,363        (28,337)           (8,704)       (50,577)         (27,812)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         6,924,133      1,834,574         4,236,209        953,549          644,928
    Cost of investments sold                    6,043,977      1,494,586         3,287,008        721,200          564,684
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     880,156        339,988           949,201        232,349           80,244
Distributions from capital gains                  428,781             --         1,493,377        249,576               --
Net change in unrealized appreciation or
  depreciation of investments                     190,490       (780,607)       (2,094,483)       (50,351)         (20,300)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,499,427       (440,619)          348,095        431,574           59,944
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $1,720,790     $ (468,956)       $  339,391       $380,997         $ 32,132
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 254    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------
                                                     WF ADV VT   WF ADV VT    WF ADV VT       WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 LG CO GRO   MONEY MKT   SM CAP GRO   TOTAL RETURN BOND
 INVESTMENT INCOME
Dividend income                                      $      --   $ 518,710    $      --      $ 3,452,036
Variable account expenses                              848,630     154,326       92,209        1,221,408
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (848,630)    364,384      (92,209)       2,230,628
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              9,108,061   6,145,092    1,508,583       20,455,854
    Cost of investments sold                         8,749,596   6,151,948    1,441,552       20,762,480
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       358,465      (6,856)      67,031         (306,626)
Distributions from capital gains                            --          --    1,009,606               --
Net change in unrealized appreciation or
  depreciation of investments                        3,735,449     (29,534)    (211,510)       1,407,668
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       4,093,914     (36,390)     865,127        1,101,042
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $3,245,284   $ 327,994    $ 772,918      $ 3,331,670
--------------------------------------------------------------------------------------------------------------


   (1) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    255

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI       AIM VI       AIM VI
                                                     BASIC VAL,    CAP APPR,     CAP APPR,     CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2007                               SER II        SER I         SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                     $  (525,943)  $  (222,335)  $  (301,721)  $  (29,718)  $  (46,346)
Net realized gain (loss) on sales of investments      1,380,343       534,643     1,201,668      228,730       95,271
Distributions from capital gains                      2,423,651            --            --      132,377      274,403
Net change in unrealized appreciation or
  depreciation of investments                        (3,234,237)    1,320,330     1,220,515     (162,564)     (56,399)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        43,814     1,632,638     2,120,462      168,825      266,929
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              562,927       207,230     6,066,143        5,314      135,895
Net transfers(1)                                     (1,897,156)     (692,178)   (5,703,013)    (102,945)     169,432
Adjustments to net assets allocated to contracts
  in payment period                                        (228)           --            --           --           --
Contract terminations:
    Surrender benefits and contract charges          (2,851,917)   (2,398,550)     (656,763)    (485,392)    (136,371)
    Death benefits                                     (277,057)     (191,181)     (110,973)     (13,422)      (4,796)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (4,463,431)   (3,074,679)     (404,606)    (596,445)     164,160
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      45,913,169    16,424,018    15,218,179    2,072,844    2,962,400
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $41,493,552   $14,981,977   $16,934,035   $1,645,224   $3,393,489
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               33,598,889    21,314,823    12,568,276    1,489,523    1,899,506
Contract purchase payments                              391,287       276,604     4,746,913        3,779       89,288
Net transfers(1)                                     (1,389,733)     (823,395)   (3,939,123)     (72,005)      80,309
Contract terminations:
    Surrender benefits and contract charges          (2,034,516)   (3,019,699)     (504,853)    (331,044)     (77,322)
    Death benefits                                     (200,745)     (236,862)      (86,431)      (6,655)      (3,045)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     30,365,182    17,511,471    12,784,782    1,083,598    1,988,736
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 256    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AIM VI      AIM VI          AIM VI          AIM VI        AIM VI
                                                    CORE EQ,    CORE EQ,   GLOBAL HLTH CARE,    INTL GRO,    INTL GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)               SER I       SER II        SER II(2)          SER I      SER II(2)
 OPERATIONS
Investment income (loss) -- net                   $  (121,953)  $   (913)       $  (103)       $  (25,960)  $  (204,679)
Net realized gain (loss) on sales of investments    1,083,953      3,596             --           284,154       (10,073)
Distributions from capital gains                           --         --             --                --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,365,197     19,252            243            51,078      (769,745)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,327,197     21,935            140           309,272      (984,497)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            226,963         --         22,147             2,122    21,787,781
Net transfers(1)                                   (1,213,319)    66,150          8,801            49,167    44,045,642
Adjustments to net assets allocated to contracts
  in payment period                                    (6,747)        --             --                --            --
Contract terminations:
    Surrender benefits and contract charges        (5,988,060)   (15,466)           (74)         (680,093)     (926,356)
    Death benefits                                   (552,071)        --             --           (28,181)     (144,057)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (7,533,234)    50,684         30,874          (656,985)   64,763,010
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    36,389,392    334,745             --         2,576,727            --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $31,183,355   $407,364        $31,014        $2,229,014   $63,778,513
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             31,151,354    309,280             --         1,395,240            --
Contract purchase payments                            202,132         --         19,730             1,094    21,016,674
Net transfers(1)                                     (993,742)    58,321          8,812            25,547    41,267,265
Contract terminations:
    Surrender benefits and contract charges        (4,741,521)   (13,613)            --          (340,799)     (886,918)
    Death benefits                                   (467,203)        --             --           (14,227)     (138,559)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   25,151,020    353,988         28,542         1,066,855    61,258,462
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    257

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                    AIM VI           AB VPS        AB VPS         AB VPS        AB VPS
                                               MID CAP CORE EQ,   BAL SHARES,   GLOBAL TECH,    GRO & INC,     INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SER II            CL B          CL B           CL B          CL B
 OPERATIONS
Investment income (loss) -- net                    $ (120,681)      $  23,523     $ (86,896)   $   (24,583)  $ (1,134,361)
Net realized gain (loss) on sales of
  investments                                         147,463          35,292        85,572      1,154,596      2,038,336
Distributions from capital gains                      101,731          49,338            --      1,735,654      5,994,248
Net change in unrealized appreciation or
  depreciation of investments                         408,027         (77,012)      966,241     (1,644,112)    (2,800,316)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           536,540          31,141       964,917      1,221,555      4,097,907
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            137,091          86,842       188,172        334,233     54,599,185
Net transfers(1)                                     (937,285)        238,835       320,727       (937,223)     9,324,106
Adjustments to net assets allocated to
  contracts in payment period                              --              --            --           (888)        (7,368)
Contract terminations:
    Surrender benefits and contract charges          (522,313)       (130,453)     (609,885)    (2,786,681)    (7,321,930)
    Death benefits                                    (70,279)             --      (131,244)      (419,454)    (1,100,810)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (1,392,786)        195,224      (232,230)    (3,810,013)    55,493,183
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,771,233       2,273,687     6,040,226     34,617,178    132,164,141
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 6,914,987      $2,500,052    $6,772,913    $32,028,720   $191,755,231
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              6,276,180       1,746,527    10,904,208     26,529,592     74,390,260
Contract purchase payments                            106,273          70,296       154,270        240,027     31,967,715
Net transfers(1)                                     (732,298)        173,521      (184,258)      (756,514)     5,483,594
Contract terminations:
    Surrender benefits and contract charges          (398,590)        (97,662)     (985,920)    (2,066,726)    (3,930,640)
    Death benefits                                    (54,084)             --      (234,145)      (310,774)      (594,441)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    5,197,481       1,892,682     9,654,155     23,635,605    107,316,488
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 258    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      AB VPS        AB VPS        AC VP          AC VP          AC VP
                                                   LG CAP GRO,   INTER BOND,   INC & GRO,   INFLATION PROT,     INTL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   CL B          CL B         CL I           CL II          CL II
 OPERATIONS
Investment income (loss) -- net                     $ (173,808)    $ 109,810   $    7,692     $  3,769,720    $ (2,329)
Net realized gain (loss) on sales of investments       252,159       (46,170)      72,958         (286,255)        466
Distributions from capital gains                            --            --           --               --          --
Net change in unrealized appreciation or
  depreciation of investments                        1,404,209        34,795      (93,703)       6,437,318      19,270
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,482,560        98,435      (13,053)       9,920,783      17,407
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              35,443        11,134          431        2,238,446     121,182
Net transfers(1)                                      (392,014)      258,786       43,420       (5,968,416)      4,591
Adjustments to net assets allocated to contracts
  in payment period                                         --            --           --               --          --
Contract terminations:
    Surrender benefits and contract charges         (1,246,855)     (498,586)    (363,578)      (7,975,873)        (96)
    Death benefits                                    (203,967)     (122,757)     (19,694)      (1,180,053)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,807,393)     (351,423)    (339,421)     (12,885,896)    125,677
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     12,980,503     3,525,587    1,500,643      135,724,782      59,069
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $12,655,670    $3,272,599   $1,148,169     $132,759,669    $202,153
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              18,654,469     2,758,119      962,214      129,374,378      37,730
Contract purchase payments                              49,174         9,021          273        2,101,401      73,569
Net transfers(1)                                      (628,557)      198,098       25,664       (5,393,189)      2,540
Contract terminations:
    Surrender benefits and contract charges         (1,699,870)     (383,156)    (228,767)      (7,438,859)         (8)
    Death benefits                                    (301,834)      (96,711)     (12,375)      (1,108,024)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    16,073,382     2,485,371      747,009      117,535,707     113,831
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    259

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                        AC VP          AC VP          AC VP       AC VP    COL ASSET
                                                    MID CAP VAL,       ULTRA,         VAL,        VAL,     ALLOC, VS
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                CL II(2)         CL II          CL I        CL II       CL A
 OPERATIONS
Investment income (loss) -- net                        $    64     $  (1,781,586)  $    4,885   $ (1,543)   $ 12,351
Net realized gain (loss) on sales of investments           (19)       13,774,563       84,308      2,681      14,323
Distributions from capital gains                            --                --      134,909     37,057      75,709
Net change in unrealized appreciation or
  depreciation of investments                           (3,439)        7,548,623     (301,897)   (67,545)    (40,634)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (3,394)       19,541,600      (77,795)   (29,350)     61,749
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               5,304        31,761,909          730     44,609       5,120
Net transfers(1)                                        66,021      (110,192,016)      28,356     (1,836)     32,455
Adjustments to net assets allocated to contracts
  in payment period                                         --                --           --         --          --
Contract terminations:
    Surrender benefits and contract charges               (130)       (4,911,937)    (499,775)   (21,070)    (49,790)
    Death benefits                                          --          (681,056)     (18,433)    (5,346)         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          71,195       (84,023,100)    (489,122)    16,357     (12,215)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --       118,724,227    1,739,118    438,969     816,609
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $67,801      $ 54,242,727   $1,172,201   $425,976    $866,143
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --       117,962,681      816,126    334,651     539,027
Contract purchase payments                               3,843        31,142,047          340     32,179       3,407
Net transfers(1)                                        70,184       (98,703,730)      11,770      1,482      20,066
Contract terminations:
    Surrender benefits and contract charges                 --        (4,602,416)    (231,695)   (15,803)    (32,464)
    Death benefits                                          --          (641,438)      (8,513)    (3,858)         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        74,027        45,157,144      588,028    348,651     530,036
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 260    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                       COL          COL           COL           COL            COL
                                                  FEDERAL SEC,   HI YIELD,     HI YIELD,    LG CAP GRO,   MARSICO GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)               VS CL A      VS CL A       VS CL B       VS CL A      VS CL A(2)
 OPERATIONS
Investment income (loss) -- net                    $   81,263     $ 27,275   $  2,486,547    $   (9,350)  $ (1,030,845)
Net realized gain (loss) on sales of investments       (4,930)         800       (494,833)       31,759        141,892
Distributions from capital gains                           --           --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                           8,681      (24,233)    (2,122,234)      132,082      8,545,047
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      85,014        3,842       (130,520)      154,491      7,656,094
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,140        1,346     13,531,064        10,000     49,436,667
Net transfers(1)                                      131,838       27,603    (35,342,195)        2,224     98,039,259
Adjustments to net assets allocated to contracts
  in payment period                                        --           --             --            --             --
Contract terminations:
    Surrender benefits and contract charges           (98,225)     (21,424)    (2,472,530)     (100,797)    (2,305,254)
    Death benefits                                         --           --       (368,087)           --       (347,507)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         34,753        7,525    (24,651,748)      (88,573)   144,823,165
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,750,589      690,587     52,288,159     1,098,004             --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,870,356     $701,954   $ 27,505,891    $1,163,922   $152,479,259
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,621,771      646,302     49,073,052       970,352             --
Contract purchase payments                              1,360        1,254     12,569,527         8,753     46,193,559
Net transfers(1)                                      119,177       25,319    (33,169,722)        2,166     92,235,908
Contract terminations:
    Surrender benefits and contract charges           (90,360)     (19,701)    (2,298,555)      (82,189)    (2,109,907)
    Death benefits                                         --           --       (345,375)           --       (317,856)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,651,948      653,174     25,828,927       899,082    136,001,704
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    261

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                       COL               COL           COL          CS          CS
                                                MARSICO INTL OPP,    SM CAP VAL,   SM CO GRO,   COMMODITY    MID-CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              VS CL B(2)         VS CL B       VS CL A    RETURN(2)      CORE
 OPERATIONS
Investment income (loss) -- net                       $ (150)       $   (761,070)   $ (3,143)    $  6,911   $  (5,203)
Net realized gain (loss) on sales of
  investments                                              7             (71,020)     27,766           57      64,106
Distributions from capital gains                         882           1,624,076          --           --          --
Net change in unrealized appreciation or
  depreciation of investments                          1,518         (10,986,048)      4,395       15,722     (23,285)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            2,257         (10,194,062)     29,018       22,690      35,618
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            52,116          40,760,357          --      256,412       1,622
Net transfers(1)                                       2,989          91,253,073     (15,931)      12,935     (73,489)
Adjustments to net assets allocated to
  contracts in payment period                             --                  --          --           --          --
Contract terminations:
    Surrender benefits and contract charges             (203)         (1,769,933)    (34,436)        (161)    (40,519)
    Death benefits                                        --            (275,927)         --           --     (14,366)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        54,902         129,967,570     (50,367)     269,186    (126,752)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --             224,048     244,636           --     346,494
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $57,159        $119,997,556    $223,287     $291,876   $ 255,360
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --             158,055     131,405           --     407,506
Contract purchase payments                            46,114          30,928,185          --      251,904       1,940
Net transfers(1)                                       2,647          65,131,128      (7,816)      12,015     (77,938)
Contract terminations:
    Surrender benefits and contract charges              (35)         (1,324,360)    (16,545)          --     (44,785)
    Death benefits                                        --            (207,705)         --           --     (16,476)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      48,726          94,685,303     107,044      263,919     270,247
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 262    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                       DREY IP         DREY IP      DREY SOC    DREY VIF   DREY VIF
                                                    MIDCAP STOCK,     TECH GRO,     RESP GRO,     APPR,    INTL EQ,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                   SERV           SERV          INIT        SERV      SERV(2)
 OPERATIONS
Investment income (loss) -- net                        $ (1,263)     $  (579,593)   $ (17,369)  $ (2,900)   $   (58)
Net realized gain (loss) on sales of investments           (365)       5,116,105      (10,913)     4,584          6
Distributions from capital gains                         12,042               --           --         --         --
Net change in unrealized appreciation or
  depreciation of investments                           (10,436)         817,981      150,249     44,682        804
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           (22)       5,354,493      121,967     46,366        752
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    9        8,084,993        2,813     59,837     15,056
Net transfers(1)                                          2,696      (28,710,207)      17,447      3,940      7,447
Adjustments to net assets allocated to contracts
  in payment period                                          --               --           --         --         --
Contract terminations:
    Surrender benefits and contract charges              (5,519)      (1,650,478)    (244,074)    (7,722)       (79)
    Death benefits                                           --         (231,838)          --     (1,275)        --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (2,814)     (22,507,530)    (223,814)    54,780     22,424
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          98,973       37,934,062    2,037,214    825,985         --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 96,137     $ 20,781,025   $1,935,367   $927,131    $23,176
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   75,246       35,608,394    2,879,250    684,498         --
Contract purchase payments                                    6        7,496,387        4,444     50,555     12,645
Net transfers(1)                                          2,084      (24,199,888)      21,273      3,130      6,954
Contract terminations:
    Surrender benefits and contract charges              (4,245)      (1,460,488)    (339,463)    (6,180)        --
    Death benefits                                           --         (205,536)          --     (1,071)        --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         73,091       17,238,869    2,565,504    730,932     19,599
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    263

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                    DREY VIF       EV VT          EG VA        EG VA          EG VA
                                                   INTL VAL,   FLOATING-RATE      BAL,       CORE BOND,    FUNDAMENTAL
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                SERV         INC(2)         CL 2          CL 2      LG CAP, CL 1
 OPERATIONS
Investment income (loss) -- net                     $ (1,478)   $ 1,309,544     $  61,931   $ 1,544,480    $   (2,181)
Net realized gain (loss) on sales of investments         868        (12,276)       43,338       (49,286)       81,503
Distributions from capital gains                      55,039             --            --            --       158,545
Net change in unrealized appreciation or
  depreciation of investments                        (46,191)    (2,073,974)       21,352       138,720      (106,741)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      8,238       (776,706)      126,621     1,633,914       131,126
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            70,140     22,396,319         4,315       480,929            --
Net transfers(1)                                      77,057     48,671,754       318,253       221,363        97,669
Adjustments to net assets allocated to contracts
  in payment period                                       --             --            --            --            --
Contract terminations:
    Surrender benefits and contract charges           (3,271)    (1,189,429)     (267,529)   (3,188,847)     (187,413)
    Death benefits                                        --       (170,477)       (2,845)     (421,821)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       143,926     69,708,167        52,194    (2,908,376)      (89,744)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      320,052             --     2,423,894    50,854,892     1,915,826
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $472,216    $68,931,461    $2,602,709   $49,580,430    $1,957,208
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               211,292             --     1,835,581    46,473,869     1,523,807
Contract purchase payments                            46,053     22,591,408         3,251       441,336            --
Net transfers(1)                                      50,480     48,915,309       233,481       188,035        72,413
Contract terminations:
    Surrender benefits and contract charges           (1,711)    (1,164,055)     (192,947)   (2,858,182)     (139,859)
    Death benefits                                        --       (175,350)       (2,079)     (379,140)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     306,114     70,167,312     1,877,287    43,865,918     1,456,361
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 264    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                      EG VA             EG VA         EG VA         EG VA        EG VA
                                               FUNDAMENTAL LG CAP,       GRO,        HI INC,      INTL EQ,      INTL EQ,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   CL 2              CL 2          CL 2         CL 1          CL 2
 OPERATIONS
Investment income (loss) -- net                    $  (135,869)      $  (217,267)  $ 1,619,074    $  61,978   $   235,723
Net realized gain (loss) on sales of
  investments                                          865,825           350,479       (20,677)     217,461     1,244,981
Distributions from capital gains                     1,801,355         2,796,773            --      361,708     2,555,531
Net change in unrealized appreciation or
  depreciation of investments                         (894,806)       (1,639,993)   (1,321,418)     (70,443)       75,264
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          1,636,505         1,289,992       276,979      570,704     4,111,499
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             247,668           185,497       280,229       12,852       506,819
Net transfers(1)                                    (1,197,029)         (872,769)      149,839      590,763      (943,785)
Adjustments to net assets allocated to
  contracts in payment period                               --                --            --        3,034            --
Contract terminations:
    Surrender benefits and contract charges         (1,677,355)         (789,632)   (1,603,274)    (349,371)   (1,902,590)
    Death benefits                                     (99,278)          (90,791)     (272,781)     (27,604)     (262,115)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      (2,725,994)       (1,567,695)   (1,445,987)     229,674    (2,601,671)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     23,638,322        14,206,690    28,611,518    4,126,195    32,561,599
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $22,548,833       $13,928,987   $27,442,510   $4,926,573   $34,071,427
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              15,400,822         9,047,303    22,324,759    2,403,666    17,373,714
Contract purchase payments                             161,565           116,681       223,126        6,964       265,678
Net transfers(1)                                      (692,211)         (524,486)       79,137      312,263      (506,658)
Contract terminations:
    Surrender benefits and contract charges         (1,038,398)         (462,886)   (1,229,636)    (184,970)     (939,465)
    Death benefits                                     (58,085)          (50,689)     (207,799)     (14,592)     (127,777)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,773,693         8,125,923    21,189,587    2,523,331    16,065,492
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    265

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    EG VA        EG VA          EG VA          EG VA            EG VA
                                                   OMEGA,        OMEGA,     SPECIAL VAL,   SPECIAL VAL,   DIV INC BUILDER,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL 1          CL 2          CL 1           CL 2             CL 1
 OPERATIONS
Investment income (loss) -- net                  $  (27,769)  $  (455,542)   $    12,909    $   (47,746)     $  278,515
Net realized gain (loss) on sales of
  investments                                       245,359       904,431        414,778        366,014          24,308
Distributions from capital gains                         --            --      1,579,829      2,814,945          69,126
Net change in unrealized appreciation or
  depreciation of investments                       184,441     3,092,184     (3,006,731)    (5,030,626)       (197,402)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   402,031     3,541,073       (999,215)    (1,897,413)        174,547
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              746       570,396         11,703        160,926           3,051
Net transfers(1)                                   (318,535)     (986,111)      (817,348)       (77,573)        501,007
Adjustments to net assets allocated to
  contracts in payment period                          (500)           --             --             --          (5,091)
Contract terminations:
    Surrender benefits and contract charges        (471,422)   (2,055,725)      (875,009)    (1,356,549)       (686,943)
    Death benefits                                  (34,503)     (218,247)       (57,365)       (74,708)       (230,305)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (824,214)   (2,689,687)    (1,738,019)    (1,347,904)       (418,281)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,882,591    35,221,187     13,291,886     22,370,453       7,489,206
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $3,460,408   $36,072,573    $10,554,652    $19,125,136      $7,245,472
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            4,869,454    26,098,302      5,638,597     12,069,225       4,726,319
Contract purchase payments                            1,241       431,276          5,123         86,020           2,473
Net transfers(1)                                   (363,927)     (616,961)      (346,191)       (58,072)        315,668
Contract terminations:
    Surrender benefits and contract charges        (540,734)   (1,413,486)      (371,235)      (721,355)       (431,203)
    Death benefits                                  (40,742)     (138,630)       (24,164)       (37,374)       (148,770)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,925,292    24,360,501      4,902,130     11,338,444       4,464,487
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 266    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                   EG VA         FID VIP     FID VIP         FID VIP            FID VIP
                                             DIV INC BUILDER,   BAL, SERV   BAL, SERV   CONTRAFUND, SERV   CONTRAFUND, SERV
YEAR ENDED DEC. 31, 2007 (CONTINUED)               CL 2             CL         CL 2            CL                CL 2
 OPERATIONS
Investment income (loss) -- net                 $ 1,591,195      $ 10,540    $  5,194      $   (84,370)      $  (4,403,632)
Net realized gain (loss) on sales of
  investments                                       (60,180)       11,448      14,429        1,334,105          21,695,339
Distributions from capital gains                    468,107        23,136      12,725        5,389,900         112,395,899
Net change in unrealized appreciation or
  depreciation of investments                    (1,092,109)          (56)     (8,844)      (3,430,735)        (57,834,247)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         907,013        45,068      23,504        3,208,900          71,853,359
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          600,009            --      27,075            7,759         141,576,568
Net transfers(1)                                  1,545,487        26,972     104,665          279,571        (147,108,427)
Adjustments to net assets allocated to
  contracts in payment period                            --            --          --             (749)               (229)
Contract terminations:
    Surrender benefits and contract charges      (3,002,919)      (23,743)    (88,986)      (2,009,216)        (21,113,848)
    Death benefits                                 (609,079)      (29,230)         --         (203,337)         (2,910,970)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,466,502)      (26,001)     42,754       (1,925,972)        (29,556,906)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  48,654,433       582,113     301,434       20,940,926         418,463,292
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $48,094,944      $601,180    $367,692      $22,223,854       $ 460,759,745
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           39,089,195       498,527     246,539       15,108,138         269,792,187
Contract purchase payments                          501,247            --      20,083            6,773          89,344,473
Net transfers(1)                                  1,285,597        22,241      78,730          169,507         (86,398,899)
Contract terminations:
    Surrender benefits and contract charges      (2,372,369)      (19,071)    (68,197)      (1,332,151)        (12,647,771)
    Death benefits                                 (463,207)      (23,014)         --         (138,114)         (1,736,779)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 38,040,463       478,683     277,155       13,814,153         258,353,211
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    267

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                        FID VIP      FID VIP      FID VIP     FID VIP     FID VIP
                                                       DYN APPR,   GRO & INC,   GRO & INC,     GRO,        GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   SERV CL 2     SERV CL     SERV CL 2    SERV CL    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $  (31,077)  $   10,393    $  (2,495)  $ (1,147)  $  (66,225)
Net realized gain (loss) on sales of investments         116,511      262,996       84,396     (5,979)     264,080
Distributions from capital gains                         273,336      301,219       42,093        163        4,395
Net change in unrealized appreciation or
  depreciation of investments                           (225,492)     142,394      (26,878)    54,499    1,257,534
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             133,278      717,002       97,116     47,536    1,459,784
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                11,337       21,539           --      1,250      117,727
Net transfers(1)                                          81,419     (112,732)    (176,938)    16,545     (309,365)
Adjustments to net assets allocated to contracts in
  payment period                                         (10,840)          --           --         --         (250)
Contract terminations:
    Surrender benefits and contract charges             (146,926)    (668,529)    (186,704)   (68,323)    (342,877)
    Death benefits                                       (37,747)    (181,295)          --     (3,494)     (14,164)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (102,757)    (941,017)    (363,642)   (54,022)    (548,929)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,386,672    7,228,832      996,461    204,610    6,097,421
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,417,193   $7,004,817    $ 729,935   $198,124   $7,008,276
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,612,883    6,546,479      797,701    242,927    5,423,426
Contract purchase payments                                 7,605       19,093           --      1,803      100,291
Net transfers(1)                                          57,835      (96,282)    (127,925)    18,095     (274,453)
Contract terminations:
    Surrender benefits and contract charges              (96,380)    (566,524)    (139,029)   (72,295)    (278,910)
    Death benefits                                       (26,086)    (152,321)          --     (3,319)     (11,703)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,555,857    5,750,445      530,747    187,211    4,958,651
------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 268    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                     HI INC,      HI INC,     INVEST GR,      MID CAP,       MID CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 SERV CL     SERV CL 2     SERV CL 2      SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                    $  301,289   $  149,305   $    899,490   $  (230,984)  $  (1,436,681)
Net realized gain (loss) on sales of investments       25,215        3,579         13,393     3,154,724       1,383,942
Distributions from capital gains                           --           --             --     3,544,147      10,697,877
Net change in unrealized appreciation or
  depreciation of investments                        (262,118)    (125,889)     3,668,795    (1,494,853)      5,453,203
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      64,386       26,995      4,581,678     4,973,034      16,098,341
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             31,049        2,403     49,163,818        48,289      37,937,321
Net transfers(1)                                      506,676      (52,908)    84,072,110    (2,155,885)      2,367,101
Adjustments to net assets allocated to contracts
  in payment period                                    (2,851)          --             --        (6,987)             --
Contract terminations:
    Surrender benefits and contract charges          (445,281)    (230,985)    (6,448,698)   (4,970,731)     (7,317,653)
    Death benefits                                    (24,703)     (41,741)      (912,206)     (467,943)       (839,160)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         64,890     (323,231)   125,875,024    (7,553,257)     32,147,609
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,149,366    2,506,378     72,153,388    37,792,913     107,087,672
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,278,642   $2,210,142   $202,610,090   $35,212,690    $155,333,622
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,733,947    1,814,793     68,197,349    15,988,586      58,113,061
Contract purchase payments                             28,519        1,892     46,366,939        18,344      20,510,766
Net transfers(1)                                      453,417      (40,213)    79,975,334      (919,601)      1,388,744
Contract terminations:
    Surrender benefits and contract charges          (395,558)    (165,218)    (6,055,326)   (1,934,941)     (3,543,404)
    Death benefits                                    (22,049)     (30,019)      (861,549)     (181,862)       (414,497)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,798,276    1,581,235    187,622,747    12,970,526      76,054,670
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    269

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                    FID VIP      FID VIP         FTVIPT          FTVIPT        FTVIPT
                                                   OVERSEAS,    OVERSEAS,     FRANK GLOBAL     FRANK INC    FRANK RISING
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SERV CL     SERV CL 2    REAL EST, CL 2    SEC, CL 2     DIVD, CL 2
 OPERATIONS
Investment income (loss) -- net                   $   39,854    $  535,132      $  115,316    $   719,800     $  10,025
Net realized gain (loss) on sales of investments     140,805     3,431,202         554,109      1,090,241         8,436
Distributions from capital gains                     140,155     2,997,433       1,068,997        242,121        20,616
Net change in unrealized appreciation or
  depreciation of investments                         74,582      (269,320)     (5,784,689)    (1,250,134)     (111,098)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    395,396     6,694,447      (4,046,267)       802,028       (72,021)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             5,004     4,752,915         252,817      2,963,819       372,560
Net transfers(1)                                     798,813    (7,808,424)      4,284,293      2,579,314       166,687
Adjustments to net assets allocated to contracts
  in payment period                                       --            --              --         (6,807)           --
Contract terminations:
    Surrender benefits and contract charges         (337,874)   (2,537,054)     (1,418,620)    (4,387,087)      (28,239)
    Death benefits                                   (20,219)     (337,477)       (166,814)      (636,625)      (19,397)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       445,724    (5,930,040)      2,951,676        512,614       491,611
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,978,949    43,371,167      17,486,542     36,223,793       992,894
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $2,820,069   $44,135,574     $16,391,951    $37,538,435    $1,412,484
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,776,207    26,417,038       6,094,812     22,694,750       779,547
Contract purchase payments                             4,411     2,923,959         128,881      1,969,970       291,214
Net transfers(1)                                     735,229    (4,206,516)      2,432,115      1,545,923       129,849
Contract terminations:
    Surrender benefits and contract charges         (246,173)   (1,434,459)       (545,987)    (2,625,143)      (21,683)
    Death benefits                                   (17,150)     (191,967)        (63,490)      (380,439)      (15,116)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   2,252,524    23,508,055       8,046,331     23,205,061     1,163,811
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 270    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             FTVIPT FRANK    FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP    FTVIPT TEMP
                                              SM CAP VAL,       SM MID       SHARES SEC,    DEV MKTS SEC,     FOR SEC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)             CL 2       CAP GRO, CL 2        CL 2            CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net               $   (96,834)   $  (328,956)    $    510,352     $   22,444    $   233,149
Net realized gain (loss) on sales of
  investments                                     699,995      1,069,186       14,986,578        202,574      1,855,780
Distributions from capital gains                  906,602      1,803,839        8,261,329        169,385      1,600,876
Net change in unrealized appreciation or
  depreciation of investments                  (1,902,498)      (207,231)     (15,766,707)       130,836        904,280
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (392,735)     2,336,838        7,991,552        525,239      4,594,085
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         45,302        214,542       24,531,886         19,517        253,200
Net transfers(1)                                 (572,590)      (666,629)     (72,138,725)       538,196         92,576
Adjustments to net assets allocated to
  contracts in payment period                          --         (2,222)            (251)        (8,688)            --
Contract terminations:
    Surrender benefits and contract charges      (857,423)    (2,607,205)     (12,630,825)      (196,097)    (2,457,603)
    Death benefits                                (30,228)      (226,735)      (1,495,850)       (18,377)      (304,090)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,414,939)    (3,288,249)     (61,733,765)       334,551     (2,415,917)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                13,758,290     24,298,435      207,311,376      1,995,571     33,069,249
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $11,950,616    $23,347,024     $153,569,163     $2,855,361    $35,247,417
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          7,824,611     29,401,548      120,060,080        843,438     22,382,590
Contract purchase payments                         26,162        190,922       15,393,372          7,250        151,785
Net transfers(1)                                 (283,900)      (682,772)     (43,704,401)       182,672         45,223
Contract terminations:
    Surrender benefits and contract charges      (478,657)    (3,235,721)      (6,822,111)       (72,955)    (1,496,790)
    Death benefits                                (14,513)      (241,507)        (821,464)        (6,447)      (195,772)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                7,073,703     25,432,470       84,105,476        953,958     20,887,036
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    271

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                               FTVIPT TEMP   FTVIPT TEMP     GS VIT        GS VIT            GS VIT
                                               GLOBAL INC,     GRO SEC,     CAP GRO,    MID CAP VAL,   STRATEGIC INTL EQ,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL 2           CL 2         INST          INST              INST
 OPERATIONS
Investment income (loss) -- net               $  1,953,768   $   (11,939)  $  (12,890)  $ (1,276,777)       $  (3,526)
Net realized gain (loss) on sales of
  investments                                      957,984       116,812       49,627      3,388,226           93,309
Distributions from capital gains                        --       225,455           --     24,419,684           64,831
Net change in unrealized appreciation or
  depreciation of investments                   12,121,560      (316,478)      39,590    (23,603,856)        (115,904)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     15,033,312        13,850       76,327      2,927,277           38,710
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      75,612,260     1,407,988        2,676     55,253,370              852
Net transfers(1)                                   400,052       196,624     (102,810)   (19,853,228)         (16,915)
Adjustments to net assets allocated to
  contracts in payment period                       (2,281)           --           --         (3,493)              --
Contract terminations:
    Surrender benefits and contract charges     (7,664,570)     (297,802)    (175,652)    (8,164,342)        (174,031)
    Death benefits                              (1,126,385)      (40,244)     (12,215)    (1,081,063)         (17,777)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  67,219,076     1,266,566     (288,001)    26,151,244         (207,871)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                124,796,621     4,151,363    1,032,923    136,205,173          784,765
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $207,049,009    $5,431,779    $ 821,249   $165,283,694        $ 615,604
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         103,036,332     2,957,396    1,191,348     70,189,228          708,708
Contract purchase payments                      61,070,057     1,019,993        3,088     28,023,369              748
Net transfers(1)                                   603,051       137,180     (116,691)    (9,124,441)         (21,377)
Contract terminations:
    Surrender benefits and contract charges     (6,029,919)     (198,924)    (184,902)    (3,869,342)        (145,209)
    Death benefits                                (891,832)      (29,130)     (14,145)      (510,088)         (15,870)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               157,787,689     3,886,515      878,698     84,708,726          527,000
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 272    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                                  GS VIT        JANUS ASPEN    JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                             STRUCTD U.S. EQ,       BAL,      GLOBAL TECH,    INTL GRO,     LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               INST             INST          SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                 $   (42,406)     $   59,726     $  (7,407)     $ (63,448)  $   (719,831)
Net realized gain (loss) on sales of
  investments                                       565,797         477,124       (38,817)       706,849        (35,699)
Distributions from capital gains                    738,122              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    (1,509,315)         31,074       153,952        606,284      4,092,281
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (247,802)        567,924       107,728      1,249,685      3,336,751
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          197,549          17,010         9,398         16,318     54,928,411
Net transfers(1)                                    248,461         (30,545)     (114,776)        93,694    116,321,896
Adjustments to net assets allocated to
  contracts in payment period                       (13,383)             --            --             --             --
Contract terminations:
    Surrender benefits and contract charges      (1,557,080)     (2,575,539)     (106,402)      (502,052)    (2,938,553)
    Death benefits                                 (157,745)        (61,590)       (6,435)       (64,775)      (461,802)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,282,198)     (2,650,664)     (218,215)      (456,815)   167,849,952
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  10,953,813       7,460,553       628,881      5,111,860      3,992,753
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 9,423,813     $ 5,377,813     $ 518,394     $5,904,730   $175,179,456
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           10,305,161       3,776,519     1,532,226      4,251,442      6,142,752
Contract purchase payments                          184,620           7,988        21,174         12,390     55,653,982
Net transfers(1)                                    262,533         (15,179)     (256,171)        73,121    116,617,336
Contract terminations:
    Surrender benefits and contract charges      (1,442,417)     (1,242,078)     (233,541)      (367,479)    (3,127,757)
    Death benefits                                 (149,029)        (29,658)      (13,785)       (52,401)      (485,194)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  9,160,868       2,497,592     1,049,903      3,917,073    174,801,119
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    273

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                JANUS ASPEN   JANUS ASPEN    JPM U.S.    LAZARD RETIRE    LAZARD RETIRE
                                               MID CAP GRO,    WORLD GRO,     LG CAP        INTL EQ,     U.S. STRATEGIC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               SERV           INST        CORE EQ         SERV             SERV
 OPERATIONS
Investment income (loss) -- net                 $  (30,399)    $  (18,316)  $   (5,238)    $    6,251       $  (2,428)
Net realized gain (loss) on sales of
  investments                                       56,006        (38,991)      84,187         41,243          39,255
Distributions from capital gains                    11,854             --           --        120,434         102,883
Net change in unrealized appreciation or
  depreciation of investments                      349,717        288,490      (63,168)      (105,627)       (146,531)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        387,178        231,183       15,781         62,301          (6,821)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          14,751          1,122        5,335             --             765
Net transfers(1)                                  (106,484)       (54,021)    (142,096)       (33,493)         89,107
Adjustments to net assets allocated to
  contracts in payment period                           --             --           --             --              --
Contract terminations:
    Surrender benefits and contract charges       (321,050)      (899,779)    (147,551)       (48,689)        (80,286)
    Death benefits                                 (15,833)       (25,802)     (18,748)            --          (7,114)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (428,616)      (978,480)    (303,060)       (82,182)          2,472
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,097,214      2,903,352    1,543,938        716,197         467,114
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $2,055,776     $2,156,055   $1,256,659      $ 696,316        $462,765
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,954,005      1,907,075    1,648,632        609,658         375,436
Contract purchase payments                          28,226            693        5,803             --             651
Net transfers(1)                                  (190,681)       (33,879)    (141,520)       (27,015)         73,500
Contract terminations:
    Surrender benefits and contract charges       (527,240)      (549,643)    (152,983)       (40,147)        (63,225)
    Death benefits                                 (30,729)       (15,895)     (20,055)            --          (5,474)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,233,581      1,308,351    1,339,877        542,496         380,888
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 274    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                   LM PTNRS VAR   LVIP BARON     MFS INV      MFS INV       MFS INV
                                                    SM CAP GRO,    GRO OPP,    GRO STOCK,      TRUST,       TRUST,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                CL I(2)       SERV CL      SERV CL      INIT CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                       $   (92)    $  (38,509)   $ (62,399)   $  (30,443)  $   (8,168)
Net realized gain (loss) on sales of investments           --        279,804      193,774       305,183       37,515
Distributions from capital gains                        1,564        262,574           --        49,603        9,051
Net change in unrealized appreciation or
  depreciation of investments                          (1,115)      (454,408)     363,644       163,556       48,382
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         357         49,461      495,019       487,899       86,780
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             24,926            828        5,493         3,423          240
Net transfers(1)                                           (8)      (129,577)    (443,592)      (92,371)       2,218
Adjustments to net assets allocated to contracts
  in payment period                                        --             --         (386)           --           --
Contract terminations:
    Surrender benefits and contract charges              (147)      (415,487)    (319,479)   (1,010,557)     (78,695)
    Death benefits                                         --        (11,675)     (17,159)      (20,245)          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         24,771       (555,911)    (775,123)   (1,119,750)     (76,237)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --      2,747,200    5,196,153     5,936,648    1,061,231
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $25,128     $2,240,750   $4,916,049   $ 5,304,797   $1,071,774
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --      1,600,553    6,709,571     5,744,848      986,354
Contract purchase payments                             22,763          1,023        5,213         3,345          370
Net transfers(1)                                           --        (68,758)    (551,117)      (84,608)      (1,000)
Contract terminations:
    Surrender benefits and contract charges                --       (242,130)    (401,686)     (925,975)     (65,743)
    Death benefits                                         --         (6,816)     (22,434)      (19,579)          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       22,763      1,283,872    5,739,547     4,718,031      919,981
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    275

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                       MFS           MFS          MFS           MFS             MFS
                                                    NEW DIS,      NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 INIT CL       SERV CL      INIT CL       INIT CL         SERV CL
 OPERATIONS
Investment income (loss) -- net                   $    (39,874)  $  (70,883)  $  (21,133)     $  2,327       $  929,864
Net realized gain (loss) on sales of investments       243,323      150,636      147,505         1,138        1,376,911
Distributions from capital gains                       199,480      393,137           --         6,200        2,208,787
Net change in unrealized appreciation or
  depreciation of investments                         (312,016)    (419,402)     150,079        (2,107)      (2,200,738)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       90,913       53,488      276,451         7,558        2,314,824
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               7,092       61,477       16,336         2,000        1,149,643
Net transfers(1)                                      (869,445)    (181,940)     (92,819)      207,465        1,233,396
Adjustments to net assets allocated to contracts
  in payment period                                         --         (472)          --            --               --
Contract terminations:
    Surrender benefits and contract charges           (507,380)    (307,478)    (393,586)       (8,439)      (5,763,673)
    Death benefits                                     (18,417)     (12,546)     (77,985)           --         (972,730)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,388,150)    (440,959)    (548,054)      201,026       (4,353,364)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,212,525    5,309,771    2,617,665       247,836       88,339,970
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 1,915,288   $4,922,300   $2,346,062      $456,420      $86,301,430
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,011,184    5,004,793    2,836,855       164,518       62,962,764
Contract purchase payments                               7,108       57,262       17,363         1,379          839,686
Net transfers(1)                                      (829,277)    (176,728)     (88,587)      134,024          800,057
Contract terminations:
    Surrender benefits and contract charges           (486,466)    (282,323)    (396,350)       (5,430)      (3,970,885)
    Death benefits                                     (15,001)     (11,675)     (82,853)           --         (668,866)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,687,548    4,591,329    2,286,428       294,491       59,962,756
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 276    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                          MFS           MFS
                                                       UTILITIES,   UTILITIES,                   OPCAP        OPCAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    INIT CL       SERV CL     OPCAP EQ      MANAGED      SM CAP
 OPERATIONS
Investment income (loss) -- net                       $   (71,127)   $ (40,068)  $   (7,788)   $  23,039   $  (29,177)
Net realized gain (loss) on sales of investments        1,310,787      366,041       40,302       48,866      147,421
Distributions from capital gains                        1,053,589      399,651      146,663      230,085      449,862
Net change in unrealized appreciation or
  depreciation of investments                           1,121,382      602,032     (149,818)    (241,727)    (565,627)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            3,414,631    1,327,656       29,359       60,263        2,479
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 29,688      623,860          846        2,229        1,230
Net transfers(1)                                         (308,741)     461,899      (27,828)    (146,301)     (15,369)
Adjustments to net assets allocated to contracts in
  payment period                                               --           --           --         (682)          --
Contract terminations:
    Surrender benefits and contract charges            (1,997,118)    (346,586)    (260,703)    (645,570)    (627,033)
    Death benefits                                       (401,292)     (54,218)     (21,066)     (30,968)     (30,776)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (2,677,463)     684,955     (308,751)    (821,292)    (671,948)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        14,336,567    5,055,353    1,096,033    3,589,456    2,385,103
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $15,073,735   $7,067,964    $ 816,641   $2,828,427   $1,715,634
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  9,739,792    2,425,568      707,247    1,403,731    1,173,601
Contract purchase payments                                 19,436      285,682          533          860          594
Net transfers(1)                                         (143,292)     187,879      (18,458)     (55,269)      (7,444)
Contract terminations:
    Surrender benefits and contract charges            (1,241,142)    (138,606)    (162,888)    (247,945)    (300,965)
    Death benefits                                       (246,939)     (22,613)     (13,222)     (11,870)     (14,571)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        8,127,855    2,737,910      513,212    1,089,507      851,215
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    277

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        OPPEN          OPPEN        OPPEN        OPPEN
                                                         CAP         CAP APPR       GLOBAL     GLOBAL SEC      OPPEN
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   APPR VA       VA, SERV       SEC VA      VA, SERV     HI INC VA
 OPERATIONS
Investment income (loss) -- net                      $   (35,848)  $ (1,131,217)   $  1,095   $   (51,685)   $  97,545
Net realized gain (loss) on sales of investments         108,421      2,412,506      27,735       684,542      (61,944)
Distributions from capital gains                              --             --      18,736       976,217           --
Net change in unrealized appreciation or
  depreciation of investments                            309,070      6,560,806     (32,053)     (720,644)     (50,342)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        381,643      7,842,095      15,513       888,430      (14,741)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 7,407      1,259,849          --       448,347          690
Net transfers(1)                                         (12,357)    (7,098,780)     14,180     2,405,352       (3,708)
Adjustments to net assets allocated to contracts in
  payment period                                              --           (227)         --          (248)          --
Contract terminations:
    Surrender benefits and contract charges           (1,073,978)    (4,162,670)   (149,792)   (1,937,118)    (366,235)
    Death benefits                                       (24,566)      (609,256)         --      (123,025)     (35,145)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,103,494)   (10,611,084)   (135,612)      793,308     (404,398)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,440,779     69,737,967     348,414    18,921,355    1,770,394
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 2,718,928   $ 66,968,978   $ 228,315   $20,603,093   $1,351,255
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,158,503     55,501,440     162,148    11,164,016    1,307,032
Contract purchase payments                                 4,525        919,146          --       258,652          505
Net transfers(1)                                          (4,860)    (5,400,105)      7,405     1,367,476       (3,243)
Contract terminations:
    Surrender benefits and contract charges             (628,062)    (3,107,086)    (68,236)   (1,083,923)    (266,519)
    Death benefits                                       (14,650)      (448,267)         --       (69,691)     (25,449)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,515,456     47,465,128     101,317    11,636,530    1,012,326
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 278    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------
                                                    OPPEN                      OPPEN        OPPEN          OPPEN
                                                 HI INC VA,      OPPEN      MAIN ST SM    STRATEGIC   STRATEGIC BOND
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SERV      MAIN ST VA   CAP VA, SERV    BOND VA       VA, SERV
 OPERATIONS
Investment income (loss) -- net                   $ 327,420    $    (920)   $  (126,430)  $   9,386    $  2,423,356
Net realized gain (loss) on sales of
  investments                                        (6,732)      20,110        314,842      10,672         531,329
Distributions from capital gains                         --           --        363,838          --              --
Net change in unrealized appreciation or
  depreciation of investments                      (423,888)      (7,962)      (823,405)      5,396      15,763,925
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (103,200)      11,228       (271,155)     25,454      18,718,610
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          148,863          240        360,585          --      89,715,933
Net transfers(1)                                    105,457      (16,063)        (6,555)    (24,377)     59,462,667
Adjustments to net assets allocated to
  contracts in payment period                            --           --         (2,430)         --              --
Contract terminations:
    Surrender benefits and contract charges        (249,934)    (120,569)      (548,134)   (106,268)    (12,299,320)
    Death benefits                                  (34,519)          --        (29,748)         --      (1,652,496)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (30,133)    (136,392)      (226,282)   (130,645)    135,226,784
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,710,460      455,784     10,200,266     414,446     172,640,435
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $5,577,127    $ 330,620    $ 9,702,829   $ 309,255    $326,585,829
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            4,234,499      404,427      5,995,425     269,406     137,943,364
Contract purchase payments                          107,976          203        201,501          --      69,945,285
Net transfers(1)                                     67,985      (13,791)       (29,948)    (15,954)     46,548,819
Contract terminations:
    Surrender benefits and contract charges        (181,706)    (105,993)      (301,706)    (67,609)     (9,459,836)
    Death benefits                                  (26,213)          --        (19,796)         --      (1,291,052)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  4,202,541      284,846      5,845,476     185,843     243,686,580
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    279

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      PIMCO VIT       PUT VT       PUT VT       PUT VT        PUT VT
                                                      ALL ASSET,     DIV INC,     DIV INC,    GLOBAL EQ,    GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              ADVISOR CL(2)      CL IA        CL IB        CL IA        CL IA
 OPERATIONS
Investment income (loss) -- net                      $  7,174,024    $  91,296    $  65,337   $   10,202   $    12,771
Net realized gain (loss) on sales of investments            9,581      (71,767)     (33,233)     (38,633)      106,901
Distributions from capital gains                               --           --           --           --       937,931
Net change in unrealized appreciation or
  depreciation of investments                          (2,198,056)      43,521       12,257      111,581    (1,430,230)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       4,985,549       63,050       44,361       83,150      (372,627)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             54,922,020        1,416        3,079        1,499         7,516
Net transfers(1)                                      114,679,482      (16,143)     (19,554)      (2,058)      (44,770)
Adjustments to net assets allocated to contracts
  in payment period                                            --         (943)          --           --          (869)
Contract terminations:
    Surrender benefits and contract charges            (2,654,845)    (619,129)    (493,218)    (319,253)   (1,401,338)
    Death benefits                                       (401,277)     (33,180)     (45,258)      (5,520)      (53,211)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        166,545,380     (667,979)    (554,951)    (325,332)   (1,492,672)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                --    2,704,338    1,979,668    1,132,585     6,888,693
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $171,530,929   $2,099,409   $1,469,078    $ 890,403   $ 5,023,394
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         --    1,458,641    1,381,942      785,915     2,471,167
Contract purchase payments                             54,549,528          757        2,152          964         2,675
Net transfers(1)                                      114,533,557       (8,871)     (13,869)      (1,729)      (16,259)
Contract terminations:
    Surrender benefits and contract charges            (2,614,852)    (331,506)    (340,318)    (209,275)     (498,596)
    Death benefits                                       (397,726)     (17,723)     (31,313)      (3,427)      (18,806)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      166,070,507    1,101,298      998,594      572,448     1,940,181
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 280    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                       PUT VT         PUT VT         PUT VT      PUT VT     PUT VT
                                                     GRO & INC,   HLTH SCIENCES,   HI YIELD,   HI YIELD,     INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   CL IB           CL IB         CL IA       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                      $    5,781     $  (19,573)    $  79,107    $ 58,701   $  9,371
Net realized gain (loss) on sales of investments        214,714        147,880       (81,254)    (41,663)    (1,662)
Distributions from capital gains                      1,867,937             --            --          --         --
Net change in unrealized appreciation or
  depreciation of investments                        (2,867,705)      (171,556)       27,095      (2,217)     1,778
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (779,273)       (43,249)       24,948      14,821      9,487
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               68,770         30,820         1,015      10,081         --
Net transfers(1)                                       (299,350)      (277,793)        1,353       3,716     53,584
Adjustments to net assets allocated to contracts
  in payment period                                          --             --          (412)         --         --
Contract terminations:
    Surrender benefits and contract charges          (1,713,315)      (202,525)     (287,313)   (226,017)   (30,390)
    Death benefits                                     (104,160)       (44,290)      (11,791)    (22,135)    (3,650)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,048,055)      (493,788)     (297,148)   (234,355)    19,544
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      13,138,694      3,241,608     1,246,848     970,035    264,619
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $10,311,366     $2,704,571     $ 974,648   $ 750,501   $293,650
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                9,523,221      2,592,712       650,741     677,059    223,981
Contract purchase payments                               52,722         24,121           516       6,979         --
Net transfers(1)                                       (206,656)      (208,643)          480       2,423     44,637
Contract terminations:
    Surrender benefits and contract charges          (1,180,859)      (162,345)     (146,692)   (154,638)   (25,497)
    Death benefits                                      (78,519)       (33,811)       (5,911)    (15,131)    (3,133)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,109,909      2,212,034       499,134     516,692    239,988
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    281

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    PUT VT          PUT VT           PUT VT        PUT VT       PUT VT
                                                   INTL EQ,    INTL GRO & INC,   INTL NEW OPP,    NEW OPP,    RESEARCH,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL IB           CL IB            CL IB          CL IA       CL IB
 OPERATIONS
Investment income (loss) -- net                   $  485,862       $    41          $ (11,828)   $  (39,638)  $  (3,625)
Net realized gain (loss) on sales of
  investments                                      1,584,730         1,922            228,512         3,814      54,020
Distributions from capital gains                   4,068,024         1,620                 --            --          --
Net change in unrealized appreciation or
  depreciation of investments                     (3,927,557)       (3,052)            73,280       184,793     (52,255)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  2,211,059           531            289,964       148,969      (1,860)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           263,846            --              1,149         6,077         956
Net transfers(1)                                   1,337,439            25            465,236       (17,460)     (1,226)
Adjustments to net assets allocated to
  contracts in payment period                         (3,038)           --                 --           (44)         --
Contract terminations:
    Surrender benefits and contract charges       (3,547,497)       (6,418)          (396,124)     (684,160)   (126,740)
    Death benefits                                  (223,660)           --            (19,552)      (10,699)     (3,869)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (2,172,910)       (6,393)            50,709      (706,286)   (130,879)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   31,942,650        13,002          2,501,712     3,458,103     442,171
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $31,980,799       $ 7,140         $2,842,385    $2,900,786   $ 309,432
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            25,067,941         7,948          2,492,068     1,594,997     359,795
Contract purchase payments                           182,095            --              1,398         2,687         752
Net transfers(1)                                   1,256,690            --            426,873        (8,063)     (2,253)
Contract terminations:
    Surrender benefits and contract charges       (2,923,712)       (3,818)          (353,398)     (305,418)   (103,586)
    Death benefits                                  (176,729)           --            (16,705)       (4,636)     (3,113)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  23,406,285         4,130          2,550,236     1,279,567     251,595
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 282    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                       PUT VT         PUT VT       PUT VT      PUT VT
                                                     SM CAP VAL,      VISTA,      VOYAGER,    VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    CL IB         CL IB        CL IA        CL IB         BAL
 OPERATIONS
Investment income (loss) -- net                     $   (204,544)  $  (155,420)   $ (6,859)  $  (30,956)   $  131,896
Net realized gain (loss) on sales of investments        (753,216)      188,704     (74,305)    (462,580)      (86,212)
Distributions from capital gains                       5,379,081            --          --           --       203,991
Net change in unrealized appreciation or
  depreciation of investments                         (2,559,533)      299,678     101,869      589,844      (201,145)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,861,788       332,962      20,705       96,308        48,530
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            16,129,852       185,842       1,049        3,177        11,796
Net transfers(1)                                     (51,035,050)     (588,484)    (11,736)    (128,332)      329,098
Adjustments to net assets allocated to contracts
  in payment period                                           --        (1,782)        (67)          --          (918)
Contract terminations:
    Surrender benefits and contract charges             (938,244)   (1,686,726)   (166,430)    (734,621)   (1,576,111)
    Death benefits                                      (141,634)      (85,774)     (3,063)     (29,707)     (169,967)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (35,985,076)   (2,176,924)   (180,247)    (889,483)   (1,406,102)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       35,564,158    12,138,186     582,936    2,619,579     9,671,704
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 1,440,870   $10,294,224   $ 423,394   $1,826,404   $ 8,314,132
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                25,782,487    17,228,934     411,771    1,945,780     6,380,567
Contract purchase payments                            11,587,813       274,908         721        2,328         9,079
Net transfers(1)                                     (35,442,636)     (775,588)     (7,920)     (93,105)      265,465
Contract terminations:
    Surrender benefits and contract charges             (642,537)   (2,468,897)   (115,799)    (529,482)     (811,066)
    Death benefits                                       (98,192)     (129,824)     (2,097)     (21,842)     (117,308)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,186,935    14,129,533     286,676    1,303,679     5,726,737
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    283

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                                                                            RVS PTNRS VP
                                                   RVS VP         RVS VP         RVS VP         THDL VP      FUNDAMENTAL
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CASH MGMT      DIV BOND      DIV EQ INC      EMER MKTS       VAL(2)
 OPERATIONS
Investment income (loss) -- net                 $  1,346,482   $  8,959,812   $   (130,145)  $ (1,238,191)  $   (283,628)
Net realized gain (loss) on sales of
  investments                                           (492)      (456,887)     7,602,380      6,498,770        (28,882)
Distributions from capital gains                          --             --      3,809,213      5,389,489        232,344
Net change in unrealized appreciation or
  depreciation of investments                         (9,702)     1,683,272      7,731,639     25,384,635     (3,931,456)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,336,288     10,186,197     19,013,087     36,034,703     (4,011,622)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         6,995,733    165,787,872    108,606,114     38,041,240     40,769,066
Net transfers(1)                                  19,134,093     13,069,413    (26,878,449)   (27,938,329)    87,226,561
Adjustments to net assets allocated to
  contracts in payment period                         (4,665)          (961)       (10,855)            --             --
Contract terminations:
    Surrender benefits and contract charges      (12,034,619)   (13,463,038)   (14,351,784)    (4,999,595)    (1,780,897)
    Death benefits                                  (671,748)    (1,689,195)    (1,965,452)      (763,912)      (280,667)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    13,418,794    163,704,091     65,399,574      4,339,404    125,934,063
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   34,058,635    190,299,541    243,743,985     88,998,160             --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 48,813,717   $364,189,829   $328,156,646   $129,372,267   $121,922,441
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            31,639,072    168,698,363    144,108,207     44,758,164             --
Contract purchase payments                         6,729,047    148,940,893     63,021,727     18,386,457     40,594,997
Net transfers(1)                                  17,444,382     10,056,682    (13,607,152)   (11,114,978)    84,815,357
Contract terminations:
    Surrender benefits and contract charges      (10,748,175)   (11,401,798)    (7,876,119)    (2,176,918)    (1,790,945)
    Death benefits                                  (605,109)    (1,464,817)    (1,084,713)      (336,035)      (283,548)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  44,459,217    314,829,323    184,561,950     49,516,690    123,335,861
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 284    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                     RVS VP
                                                GLOBAL INFLATION      RVS VP         RVS VP         RVS VP        THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                PROT SEC           GRO       HI YIELD BOND      INC OPP      INTL OPP
 OPERATIONS
Investment income (loss) -- net                    $ 1,007,318     $   (94,367)    $ 2,862,803   $  4,011,717   $   (9,890)
Net realized gain (loss) on sales of
  investments                                         (690,252)         (3,002)         (8,314)      (138,776)     224,350
Distributions from capital gains                            --              --              --        139,857           --
Net change in unrealized appreciation or
  depreciation of investments                        7,981,341        (937,011)     (2,787,476)    (3,981,410)      27,709
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          8,298,407      (1,034,380)         67,013         31,388      242,169
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          89,550,120         520,918       8,304,462     51,462,206        8,678
Net transfers(1)                                   (44,659,395)     16,858,844     (15,734,790)    17,116,172      (18,826)
Adjustments to net assets allocated to
  contracts in payment period                           (2,136)             --              --             --         (573)
Contract terminations:
    Surrender benefits and contract charges         (5,810,811)       (379,323)     (3,201,878)    (2,872,086)    (932,456)
    Death benefits                                    (853,406)        (47,205)       (449,614)      (375,521)     (25,262)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      38,224,372      16,953,234     (11,081,820)    65,330,771     (968,439)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    111,409,007         754,391      51,788,035     42,426,593    2,439,403
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $157,931,786     $16,673,245    $ 40,773,228   $107,788,752   $1,713,133
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             108,657,349       1,089,256      41,667,128     36,590,947    1,421,586
Contract purchase payments                          86,547,153         426,727       6,623,208     44,124,536        5,426
Net transfers(1)                                   (43,705,991)     14,204,092     (12,655,674)    14,817,814      (11,120)
Contract terminations:
    Surrender benefits and contract charges         (5,591,282)       (382,122)     (2,523,092)    (2,442,379)    (523,714)
    Death benefits                                    (833,663)        (38,724)       (356,786)      (323,721)     (13,557)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   145,073,566      15,299,229      32,754,784     92,767,197      878,621
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    285

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                        RVS VP       RVS VP       RVS VP       RVS VP
                                                        LG CAP       LG CAP      MID CAP       MID CAP       RVS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                    EQ           VAL         GRO         VAL(2)       S&P 500
 OPERATIONS
Investment income (loss) -- net                      $   (281,969)   $  (347)   $ (127,946)  $   (5,507)   $   69,211
Net realized gain (loss) on sales of investments        3,251,252      2,333       113,099          (36)      690,503
Distributions from capital gains                          603,633     11,740        82,603       12,228       165,359
Net change in unrealized appreciation or
  depreciation of investments                          (2,045,547)   (16,619)      898,079      (40,061)     (110,580)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,527,369     (2,893)      965,835      (33,376)      814,493
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,282,618     20,297        88,662    1,089,735        98,637
Net transfers(1)                                       (4,600,062)    (3,240)     (501,083)      25,989       (47,348)
Adjustments to net assets allocated to contracts in
  payment period                                           (7,194)        --          (384)          --        (5,535)
Contract terminations:
    Surrender benefits and contract charges            (8,266,505)    (8,169)   (1,030,324)        (362)   (1,215,860)
    Death benefits                                       (829,629)        --       (74,662)          --      (295,648)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (12,420,772)     8,888    (1,517,791)   1,115,362    (1,465,754)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       102,344,546    152,096     8,457,237           --    21,855,941
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 91,451,143   $158,091   $ 7,905,281   $1,081,986   $21,204,680
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 95,899,899    113,928     6,311,003           --    19,753,578
Contract purchase payments                              1,258,394     15,352        62,183    1,060,839        82,148
Net transfers(1)                                       (4,060,192)    (2,252)     (355,116)      25,796       (56,180)
Contract terminations:
    Surrender benefits and contract charges            (7,204,880)    (5,938)     (685,005)          --    (1,094,125)
    Death benefits                                       (729,514)        --       (50,505)          --      (289,296)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       85,163,707    121,090     5,282,560    1,086,635    18,396,125
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 286    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                    RVS PTNRS      RVS VP       RVS VP      RVS PTNRS       ROYCE
                                                    VP SELECT      SHORT        SM CAP      VP SM CAP     MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   VAL        DURATION        ADV          VAL        INVEST CL
 OPERATIONS
Investment income (loss) -- net                      $  (291)   $ 1,378,979   $  (59,026)  $  (728,788)   $  (13,411)
Net realized gain (loss) on sales of investments         143       (113,556)      56,800       826,647       525,210
Distributions from capital gains                       5,342             --      250,679     2,448,331       310,011
Net change in unrealized appreciation or
  depreciation of investments                         (4,125)       649,607     (469,010)   (9,019,328)     (658,048)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,069      1,915,030     (220,557)   (6,473,138)      163,762
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --      6,434,305        8,903     1,513,084        11,443
Net transfers(1)                                      17,612      3,166,220     (282,120)   11,586,420      (846,461)
Adjustments to net assets allocated to contracts
  in payment period                                       --         (9,635)          --            --            --
Contract terminations:
    Surrender benefits and contract charges           (1,949)    (4,888,023)    (475,758)   (5,027,016)     (538,940)
    Death benefits                                        --       (821,466)      (9,571)     (675,235)       (5,446)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        15,663      3,881,401     (758,546)    7,397,253    (1,379,404)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       35,123     47,909,442    4,952,206    88,018,932     4,760,149
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $51,855    $53,705,873   $3,973,103   $88,943,047   $ 3,544,507
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                27,284     42,414,777    3,538,119    57,275,009     1,661,032
Contract purchase payments                                --      5,828,113        6,951       987,555         3,753
Net transfers(1)                                      13,324      2,927,387     (216,074)    7,430,769      (277,803)
Contract terminations:
    Surrender benefits and contract charges           (1,466)    (4,198,760)    (324,754)   (3,246,808)     (173,986)
    Death benefits                                        --       (704,613)      (6,602)     (433,122)       (1,789)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      39,142     46,266,904    2,997,640    62,013,403     1,211,207
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    287

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------
                                                          ROYCE        RW VT        RW VT       RW VT      RW VT
                                                         SM-CAP,      LG CAP       LG CAP      LG CAP     MID-CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    INVEST CL     CORE EQ     GRO STOCK    VAL EQ     CORE EQ
 OPERATIONS
Investment income (loss) -- net                         $ (45,453)  $   (5,166)   $ (53,549)  $    791   $ (2,897)
Net realized gain (loss) on sales of investments          320,112      122,016       89,646     22,802      3,637
Distributions from capital gains                          113,837      297,197      317,379         --     40,439
Net change in unrealized appreciation or depreciation
  of investments                                         (449,320)    (419,457)     352,519     (6,395)   (31,706)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (60,824)      (5,410)     705,995     17,198      9,473
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 10,089    1,315,233      113,022         --         --
Net transfers(1)                                         (390,536)      (2,075)    (356,881)    (3,519)     5,067
Adjustments to net assets allocated to contracts in
  payment period                                               --           --           --         --         --
Contract terminations:
    Surrender benefits and contract charges              (383,645)    (225,603)    (250,544)   (52,378)   (13,693)
    Death benefits                                        (28,034)     (42,828)     (43,241)        --         --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (792,126)   1,044,727     (537,644)   (55,897)    (8,626)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         3,320,958    3,883,400    5,291,188    762,814    249,246
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,468,008   $4,922,717   $5,459,539   $724,115   $250,093
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,188,863    2,626,054    4,234,491    436,550    138,291
Contract purchase payments                                  3,538      914,649       89,193         --         --
Net transfers(1)                                         (132,002)      19,567     (250,985)    (1,987)     2,475
Contract terminations:
    Surrender benefits and contract charges              (129,858)    (143,419)    (190,144)   (28,895)    (6,975)
    Death benefits                                        (12,404)     (23,058)     (35,225)        --         --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          918,137    3,393,793    3,847,330    405,668    133,791
-----------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 288    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    RW VT                      VANK LIT      VANK LIT        VANK UIF
                                                    SM CAP        THIRD        COMSTOCK,    GRO & INC,   GLOBAL REAL EST,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              VAL EQ       AVE VAL         CL II         CL II         CL II(2)
 OPERATIONS
Investment income (loss) -- net                  $   (31,055)  $    21,392   $   (101,489)  $    2,142      $  (162,778)
Net realized gain (loss) on sales of
  investments                                          8,381       699,845     10,143,563      176,656           (8,048)
Distributions from capital gains                   1,805,527       275,735      7,296,817      248,037            7,706
Net change in unrealized appreciation or
  depreciation of investments                     (1,881,991)   (1,168,197)   (25,804,838)    (339,476)      (2,624,337)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (99,138)     (171,225)    (8,465,947)      87,359       (2,787,457)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           762,453        13,005     80,415,489      164,754        9,627,533
Net transfers(1)                                   2,230,267    (1,123,435)   (68,370,287)      67,279       21,259,058
Adjustments to net assets allocated to
  contracts in payment period                             --            --         (9,124)          --               --
Contract terminations:
    Surrender benefits and contract charges         (314,295)     (599,867)   (15,840,788)    (302,600)        (414,079)
    Death benefits                                   (45,466)      (23,574)    (2,333,747)     (90,232)         (61,437)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     2,632,959    (1,733,871)    (6,138,457)    (160,799)      30,411,075
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,647,908     5,628,514    312,162,897    6,594,521               --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 8,181,729   $ 3,723,418   $297,558,493   $6,521,081      $27,623,618
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             3,248,013     1,977,849    206,921,151    3,915,369               --
Contract purchase payments                           479,677         4,349     53,574,456       94,782       10,369,499
Net transfers(1)                                   1,353,553      (368,796)   (43,100,247)      43,165       22,760,597
Contract terminations:
    Surrender benefits and contract charges         (167,482)     (207,627)   (10,336,139)    (172,995)        (453,513)
    Death benefits                                   (22,285)       (7,462)    (1,489,180)     (53,656)         (67,902)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   4,891,476     1,398,313    205,570,041    3,826,665       32,608,681
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    289

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 VANK UIF        VANK UIF         VANK UIF
                                               MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,      WANGER         WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           CL II(2)          CL I             CL II        INTL SM CAP    U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                    $ (167)      $   (7,271)     $    (46,851)   $   (913,004)  $ (1,181,897)
Net realized gain (loss) on sales of
  investments                                         (55)         160,415           233,134       5,016,424        600,668
Distributions from capital gains                      148          233,751           550,258       7,341,447      2,854,941
Net change in unrealized appreciation or
  depreciation of investments                         871         (880,698)       (2,026,682)      1,986,107     (2,398,619)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           797         (493,803)       (1,290,141)     13,430,974       (124,907)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         34,677           14,524           990,347      39,917,746     16,701,544
Net transfers(1)                                    6,757         (151,811)          404,395     (18,309,235)    25,668,172
Adjustments to net assets allocated to
  contracts in payment period                          --               --                --              --             --
Contract terminations:
    Surrender benefits and contract charges          (230)        (132,872)         (353,165)     (4,877,956)    (3,520,359)
    Death benefits                                     --          (34,751)          (64,234)       (665,803)      (518,779)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     41,204         (304,910)          977,343      16,064,752     38,330,578
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --        2,898,472         6,147,601      84,164,178     54,124,641
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $42,001       $2,099,759        $5,834,803    $113,659,904    $92,330,312
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --        1,065,125         2,928,339      46,575,306     39,559,355
Contract purchase payments                         29,916            5,146           542,841      21,648,527     12,288,844
Net transfers(1)                                    5,996          (66,144)          166,688      (8,870,935)    17,954,973
Contract terminations:
    Surrender benefits and contract charges           (67)         (51,077)         (172,100)     (2,427,122)    (2,449,202)
    Death benefits                                     --          (12,433)          (32,434)       (336,796)      (359,129)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   35,845          940,617         3,433,334      56,588,980     66,994,841
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 290    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 WF ADV VT       WF ADV VT      WF ADV VT     WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)            ASSET ALLOC   C&B LG CAP VAL      EQ INC      INTL CORE   LG CO CORE
 OPERATIONS
Investment income (loss) -- net                  $  221,363       $ (28,337)   $    (8,704)  $  (50,577)  $  (27,812)
Net realized gain (loss) on sales of
  investments                                       880,156         339,988        949,201      232,349       80,244
Distributions from capital gains                    428,781              --      1,493,377      249,576           --
Net change in unrealized appreciation or
  depreciation of investments                       190,490        (780,607)    (2,094,483)     (50,351)     (20,300)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,720,790        (468,956)       339,391      380,997       32,132
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           99,377         184,471        176,101       38,341      122,419
Net transfers(1)                                    112,302       5,115,100       (475,069)     185,319     (152,301)
Adjustments to net assets allocated to
  contracts in payment period                       (14,198)             --             --           --           --
Contract terminations:
    Surrender benefits and contract charges      (5,310,209)     (1,073,931)    (2,732,500)    (754,277)    (270,161)
    Death benefits                                 (713,082)        (84,204)      (235,725)     (32,576)     (48,607)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (5,825,810)      4,141,436     (3,267,193)    (563,193)    (348,650)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  29,991,567       5,656,964     24,590,619    3,508,622    2,015,326
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $25,886,547     $ 9,329,444    $21,662,817   $3,326,426   $1,698,808
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           25,783,308       4,510,478     17,875,767    3,456,783    2,737,287
Contract purchase payments                           85,357         134,512        123,295       19,450      155,244
Net transfers(1)                                     77,250       3,889,736       (333,067)     165,891     (193,496)
Contract terminations:
    Surrender benefits and contract charges      (4,419,708)       (848,724)    (1,938,500)    (682,129)    (349,017)
    Death benefits                                 (580,102)        (66,350)      (170,455)     (30,838)     (62,117)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 20,946,105       7,619,652     15,557,040    2,929,157    2,287,901
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    291

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------
                                                          WF ADV VT                   WF ADV VT      WF ADV VT
                                                            LG CO       WF ADV VT       SM CAP     TOTAL RETURN
YEAR ENDED DEC. 31, 2007 (CONTINUED)                         GRO        MONEY MKT        GRO           BOND
 OPERATIONS
Investment income (loss) -- net                          $  (848,630)  $   364,384   $   (92,209)   $ 2,230,628
Net realized gain (loss) on sales of investments             358,465        (6,856)       67,031       (306,626)
Distributions from capital gains                                  --            --     1,009,606             --
Net change in unrealized appreciation or depreciation
  of investments                                           3,735,449       (29,534)     (211,510)     1,407,668
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               3,245,284       327,994       772,918      3,331,670
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   707,967       216,207        41,452     13,174,705
Net transfers(1)                                          (1,779,753)    3,938,989      (498,934)     4,444,188
Adjustments to net assets allocated to contracts in
  payment period                                                  --        (7,698)           --             --
Contract terminations:
    Surrender benefits and contract charges               (5,353,488)   (3,694,454)     (765,576)    (3,835,045)
    Death benefits                                          (423,968)     (271,972)      (26,728)    (1,094,650)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (6,849,242)      181,072    (1,249,786)    12,689,198
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           55,371,662    10,764,510     6,433,827     63,182,805
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $51,767,704   $11,273,576   $ 5,956,959    $79,203,673
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    70,059,405     9,996,132    12,726,924     52,494,958
Contract purchase payments                                   846,407       207,228        81,110     10,923,316
Net transfers(1)                                          (2,247,719)    3,513,424      (878,948)     3,552,723
Contract terminations:
    Surrender benefits and contract charges               (6,846,001)   (3,398,491)   (1,382,723)    (3,121,625)
    Death benefits                                          (542,631)     (251,074)      (49,333)      (844,480)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          61,269,461    10,067,219    10,497,030     63,004,892
---------------------------------------------------------------------------------------------------------------



  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life's fixed account.

  (2) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.


 292    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AIM VI        AIM VI        AIM VI       AIM VI       AIM VI
                                                      BASIC VAL,    CAP APPR,     CAP APPR,     CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2006                                SER II        SER I         SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                      $  (666,454)  $  (217,926)  $   (84,114)  $  (33,123)  $  (38,615)
Net realized gain (loss) on sales of investments       1,174,132        95,580        28,367      129,154       93,633
Distributions from capital gains                       1,979,983            --            --       37,041       51,850
Net change in unrealized appreciation or
  depreciation of investments                          2,437,075       882,839       608,796      158,340      272,720
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      4,924,736       760,493       553,049      291,412      379,588
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,042,141        69,842     9,860,666        5,850       14,719
Net transfers(1)                                      (3,388,351)      958,970     3,356,976     (111,609)     126,189
Adjustments to net assets allocated to contracts in
  payout period                                               --            --            --           --           --
Contract terminations:
    Surrender benefits and contract charges           (2,480,912)   (2,043,815)     (108,852)    (133,344)    (142,209)
    Death benefits                                      (246,693)     (538,482)       (8,159)     (54,839)     (66,388)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (5,073,815)   (1,553,485)   13,100,631     (293,942)     (67,689)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       46,062,248    17,217,010     1,564,499    2,075,374    2,650,501
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $45,913,169   $16,424,018   $15,218,179   $2,072,844   $2,962,400
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                37,535,408    23,769,358     1,302,106    1,702,420    1,943,047
Contract purchase payments                               841,553       104,758     8,507,903        4,700       10,571
Net transfers(1)                                      (2,611,837)    1,187,901     2,857,880      (82,605)      94,810
Contract terminations:
    Surrender benefits and contract charges           (1,974,400)   (2,925,000)      (92,250)     (92,613)     (98,224)
    Death benefits                                      (191,835)     (822,194)       (7,363)     (42,379)     (50,698)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      33,598,889    21,314,823    12,568,276    1,489,523    1,899,506
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    293

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                      AIM VI       AIM VI      AIM VI        AIM VI         AB VPS
                                                     CORE EQ,     CORE EQ,    INTL GRO,   MID CAP CORE   BAL SHARES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                SER I      SER II(2)      SER I      EQ, SER II        CL B
 OPERATIONS
Investment income (loss) -- net                    $  (156,387)   $ (1,081)   $ (11,988)    $  (86,238)    $  19,358
Net realized gain (loss) on sales of investments        14,483      (1,094)     152,633        148,150        18,339
Distributions from capital gains                            --          --           --        795,718        52,595
Net change in unrealized appreciation or
  depreciation of investments                        3,185,223      25,919      459,022       (132,941)       92,602
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    3,043,319      23,744      599,667        724,689       182,894
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              38,709         500        3,956        286,693        56,556
Net transfers(1)                                    32,802,049     344,240       62,141       (924,764)      532,705
Adjustments to net assets allocated to contracts
  in payout period                                      20,472          --           --             --            --
Contract terminations:
    Surrender benefits and contract charges         (3,245,881)    (33,739)    (642,569)      (439,037)      (68,708)
    Death benefits                                    (385,835)         --      (25,764)       (99,184)       (6,389)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      29,229,514     311,001     (602,236)    (1,176,292)      514,164
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      4,116,559          --    2,579,296      8,222,836     1,576,629
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $36,389,392    $334,745   $2,576,727    $ 7,771,233    $2,273,687
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,274,099          --    1,765,949      7,245,995     1,326,979
Contract purchase payments                              32,551          --        2,439        245,985        47,041
Net transfers(1)                                    30,967,022     344,340       35,604       (754,355)      432,817
Contract terminations:
    Surrender benefits and contract charges         (2,782,821)    (35,060)    (393,029)      (376,965)      (55,194)
    Death benefits                                    (339,497)         --      (15,723)       (84,480)       (5,116)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    31,151,354     309,280    1,395,240      6,276,180     1,746,527
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 294    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AB VPS         AB VPS        AB VPS         AB VPS        AB VPS
                                                  GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,   INTER BOND,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL B           CL B          CL B           CL B          CL B
 OPERATIONS
Investment income (loss) -- net                     $ (84,737)   $   (38,636)  $   (468,690)  $  (180,818)    $  81,530
Net realized gain (loss) on sales of investments     (145,917)       618,397      1,374,143       (15,630)      (17,807)
Distributions from capital gains                           --      1,702,536      1,679,423            --            --
Net change in unrealized appreciation or
  depreciation of investments                         605,996      2,447,664     25,134,708      (150,042)        5,037
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     375,342      4,729,961     27,719,584      (346,490)       68,760
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             28,838        326,424     58,852,263        51,452        14,228
Net transfers(1)                                     (258,234)      (142,905)   (14,533,786)       (1,436)       46,812
Adjustments to net assets allocated to contracts
  in payout period                                         --           (819)        (1,131)           --            --
Contract terminations:
    Surrender benefits and contract charges          (407,295)    (1,991,324)    (3,753,241)     (972,133)     (249,301)
    Death benefits                                    (78,284)      (380,552)      (485,578)     (236,877)      (45,808)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (714,975)    (2,189,176)    40,078,527    (1,158,994)     (234,069)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,379,859     32,076,393     64,366,030    14,485,987     3,690,896
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $6,040,226    $34,617,178   $132,164,141   $12,980,503    $3,525,587
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             12,278,262     28,419,909     46,981,358    20,447,354     2,947,676
Contract purchase payments                             63,659        273,859     39,111,187        72,510        11,454
Net transfers(1)                                     (508,914)      (179,295)    (9,042,158)      (16,018)       36,632
Contract terminations:
    Surrender benefits and contract charges          (737,230)    (1,659,177)    (2,359,034)   (1,483,217)     (199,970)
    Death benefits                                   (191,569)      (325,704)      (301,093)     (366,160)      (37,673)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   10,904,208     26,529,592     74,390,260    18,654,469     2,758,119
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    295

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       AC VP          AC VP         AC VP        AC VP         AC VP
                                                    INC & GRO,   INFLATION PROT,    INTL,       ULTRA,         VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL I           CL II         CL II        CL II         CL I
 OPERATIONS
Investment income (loss) -- net                     $    9,946     $  2,507,564    $  (229)  $ (1,234,199)  $    1,398
Net realized gain (loss) on sales of investments        51,599         (471,526)       184         (3,204)      90,507
Distributions from capital gains                            --               --         --             --      168,703
Net change in unrealized appreciation or
  depreciation of investments                          161,642       (1,848,542)     9,590        (21,287)      16,508
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      223,187          187,496      9,545     (1,258,690)     277,116
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 387       35,922,118     23,967     68,923,414          650
Net transfers(1)                                       (67,949)      (7,712,166)       (10)    12,161,094      (38,429)
Adjustments to net assets allocated to contracts
  in payout period                                          --               --         --             --           --
Contract terminations:
    Surrender benefits and contract charges           (503,102)      (6,100,636)       (66)    (2,730,134)    (468,271)
    Death benefits                                     (29,841)        (791,497)        --       (327,160)     (21,386)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (600,505)      21,317,819     23,891     78,027,214     (527,436)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,877,961      114,219,467     25,633     41,955,703    1,989,438
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,500,643     $135,724,782    $59,069   $118,724,227   $1,739,118
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,390,189      108,752,586     19,885     39,413,179    1,092,325
Contract purchase payments                                 275       34,477,778     17,845     69,403,400          341
Net transfers(1)                                       (49,537)      (7,265,900)        --     12,208,415      (22,430)
Contract terminations:
    Surrender benefits and contract charges           (357,434)      (5,830,501)        --     (2,734,609)    (243,265)
    Death benefits                                     (21,279)        (759,585)        --       (327,704)     (10,845)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       962,214      129,374,378     37,730    117,962,681      816,126
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 296    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                                   COL ASSET   COL FEDERAL     COL HI       COL HI
                                                         AC VP     ALLOC, VS     SEC, VS     YIELD, VS    YIELD, VS
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                VAL, CL II      CL A         CL A       CL A(2)      CL B(2)
 OPERATIONS
Investment income (loss) -- net                        $ (2,258)   $  10,098    $   76,637    $ 11,247   $   551,882
Net realized gain (loss) on sales of investments            710       26,479        (5,156)         63        10,036
Distributions from capital gains                         24,195       44,256            --       5,664       347,718
Net change in unrealized appreciation or
  depreciation of investments                            30,768       (1,691)      (30,600)     27,340     1,986,751
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             53,415       79,142        40,881      44,314     2,896,387
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              105,853          890         8,047         356    20,268,717
Net transfers(1)                                         35,380          867       (21,631)    658,568    30,399,386
Adjustments to net assets allocated to contracts in
  payout period                                              --           --            --          --            --
Contract terminations:
    Surrender benefits and contract charges             (28,853)    (102,132)      (95,222)    (12,651)   (1,139,150)
    Death benefits                                           --           --            --          --      (137,181)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          112,380     (100,375)     (108,806)    646,273    49,391,772
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         273,174      837,842     1,818,514          --            --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $438,969    $ 816,609    $1,750,589    $690,587   $52,288,159
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  242,413      610,470     1,726,017          --            --
Contract purchase payments                               87,226          629         7,568         351    19,970,423
Net transfers(1)                                         28,780          594       (20,891)    658,438    30,360,827
Contract terminations:
    Surrender benefits and contract charges             (23,768)     (72,666)      (90,923)    (12,487)   (1,122,639)
    Death benefits                                           --           --            --          --      (135,559)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        334,651      539,027     1,621,771     646,302    49,073,052
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    297

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------
                                                       COL           COL           COL         CS          DREY
                                                   LG CAP GRO,   SM CAP VAL,   SM CO GRO,    MID-CAP    IP MIDCAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 VS CL A       VS CL B       VS CL A      CORE     STOCK, SERV
 OPERATIONS
Investment income (loss) -- net                     $   (9,149)    $ (2,200)    $ (3,091)   $ (5,475)    $ (1,507)
Net realized gain (loss) on sales of investments         7,573        4,225       18,442       7,451       (1,290)
Distributions from capital gains                            --        3,903           --          --       20,154
Net change in unrealized appreciation or
  depreciation of investments                           90,284       18,193       13,071        (478)     (11,585)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       88,708       24,121       28,422       1,498        5,772
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 705       66,523          273       2,217       14,363
Net transfers(1)                                       (64,901)      26,465      (21,710)     13,603         (271)
Adjustments to net assets allocated to contracts
  in payout period                                          --           --           --          --           --
Contract terminations:
    Surrender benefits and contract charges            (89,699)     (18,913)     (13,596)    (16,525)     (44,928)
    Death benefits                                          --           --           --     (11,899)          --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (153,895)      74,075      (35,033)    (12,604)     (30,836)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,163,191      125,852      251,247     357,600      124,037
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,098,004     $224,048     $244,636    $346,494     $ 98,973
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,119,717      102,687      149,867     423,770      100,796
Contract purchase payments                                 670       49,751          147       1,718       11,535
Net transfers(1)                                       (63,325)      19,530      (11,320)     14,912         (204)
Contract terminations:
    Surrender benefits and contract charges            (86,710)     (13,913)      (7,289)    (18,252)     (36,881)
    Death benefits                                          --           --           --     (14,642)          --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       970,352      158,055      131,405     407,506       75,246
------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 298    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      DREY            DREY          DREY          DREY          EG VA
                                                  IP TECH GRO,   SOC RESP GRO,   VIF APPR,   VIF INTL VAL,      BAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SERV            INIT          SERV          SERV          CL 2
 OPERATIONS
Investment income (loss) -- net                    $  (441,670)    $  (26,724)    $ (1,862)    $  (1,806)    $   16,153
Net realized gain (loss) on sales of investments        63,255        (49,832)       2,469       (11,364)        27,160
Distributions from capital gains                            --             --           --        25,135             --
Net change in unrealized appreciation or
  depreciation of investments                        1,535,331        226,604      103,669        22,070        136,520
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,156,916        150,048      104,276        34,035        179,833
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          18,956,675          7,131        1,459       975,709         11,972
Net transfers(1)                                     1,991,995        (99,427)      (1,704)     (885,151)       121,792
Adjustments to net assets allocated to contracts
  in payout period                                          --             --           --            --             --
Contract terminations:
    Surrender benefits and contract charges         (1,005,452)      (145,703)      (8,176)       (1,959)      (149,666)
    Death benefits                                    (114,173)       (24,439)          --       (61,968)            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      19,829,045       (262,438)      (8,421)       26,631        (15,902)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     16,948,101      2,149,604      730,130       259,386      2,259,963
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $37,934,062     $2,037,214     $825,985     $ 320,052     $2,423,894
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              16,181,200      3,272,395      692,701       206,565      1,847,525
Contract purchase payments                          18,431,957         11,469          863       749,728          9,408
Net transfers(1)                                     2,072,417       (144,033)      (1,786)     (697,805)        97,204
Contract terminations:
    Surrender benefits and contract charges           (967,859)      (221,801)      (7,280)       (1,370)      (118,556)
    Death benefits                                    (109,321)       (38,780)          --       (45,826)            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    35,608,394      2,879,250      684,498       211,292      1,835,581
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    299

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                                   EG VA         EG VA
                                                     EG VA      FUNDAMENTAL   FUNDAMENTAL      EG VA         EG VA
                                                   CORE BOND,     LG CAP,       LG CAP,         GRO,        HI INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL 2          CL 1          CL 2          CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                   $ 1,417,969    $      775   $   (49,445)  $  (218,843)  $ 1,490,697
Net realized gain (loss) on sales of investments      (31,035)       54,635       359,611       350,544         6,188
Distributions from capital gains                           --        30,100       365,237       656,814            --
Net change in unrealized appreciation or
  depreciation of investments                         (88,346)      111,679     1,432,164       382,746       455,374
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,298,588       197,189     2,107,567     1,171,261     1,952,259
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          7,564,063        13,884       170,311     2,015,034     4,934,589
Net transfers(1)                                   (1,740,720)       23,688     3,370,679      (898,955)   (2,199,168)
Adjustments to net assets allocated to contracts
  in payout period                                         --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges        (2,587,183)     (155,035)   (1,257,834)     (774,455)   (1,503,096)
    Death benefits                                   (297,176)           --      (166,070)      (58,213)     (128,463)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,938,984      (117,463)    2,117,086       283,411     1,103,862
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    46,617,320     1,836,100    19,413,669    12,752,018    25,555,397
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $50,854,892    $1,915,826   $23,638,322   $14,206,690   $28,611,518
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             43,576,768     1,625,261    13,899,401     8,789,939    21,254,165
Contract purchase payments                          7,200,384        11,718       116,129     1,353,830     4,192,743
Net transfers(1)                                   (1,618,484)       19,904     2,380,705      (558,942)   (1,815,326)
Contract terminations:
    Surrender benefits and contract charges        (2,409,428)     (133,076)     (876,672)     (500,783)   (1,203,895)
    Death benefits                                   (275,371)           --      (118,741)      (36,741)     (102,928)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   46,473,869     1,523,807    15,400,822     9,047,303    22,324,759
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 300    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       EG VA        EG VA         EG VA        EG VA          EG VA
                                                     INTL EQ,      INTL EQ,      OMEGA,        OMEGA,     SPECIAL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL 1          CL 2         CL 1          CL 2          CL 1
 OPERATIONS
Investment income (loss) -- net                     $   96,010   $   618,142   $  (50,571)  $  (494,860)   $   (56,516)
Net realized gain (loss) on sales of investments        72,925       728,278       90,084       311,572        288,228
Distributions from capital gains                       193,111     1,546,469           --            --      1,467,151
Net change in unrealized appreciation or
  depreciation of investments                          324,466     2,565,268      135,832     1,502,646        544,092
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      686,512     5,458,157      175,345     1,319,358      2,242,955
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              79,110     4,880,027       20,836     5,760,602        132,925
Net transfers(1)                                       817,288       298,867     (171,705)    1,709,211        440,669
Adjustments to net assets allocated to contracts
  in payout period                                          58            --         (468)           --             --
Contract terminations:
    Surrender benefits and contract charges           (130,533)   (1,515,363)    (359,524)   (1,784,414)      (632,103)
    Death benefits                                     (19,089)     (146,931)     (48,652)     (116,655)      (114,271)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         746,834     3,516,600     (559,513)    5,568,744       (172,780)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,692,849    23,586,842    4,266,759    28,333,085     11,221,711
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $4,126,195   $32,561,599   $3,882,591   $35,221,187    $13,291,886
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,908,823    15,120,242    5,603,335    21,580,550      5,715,541
Contract purchase payments                              52,268     3,079,630       27,943     4,519,664         62,171
Net transfers(1)                                       538,788       135,650     (228,381)    1,422,165        207,087
Contract terminations:
    Surrender benefits and contract charges            (84,225)     (874,545)    (470,931)   (1,335,770)      (292,410)
    Death benefits                                     (11,988)      (87,263)     (62,512)      (88,307)       (53,792)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,403,666    17,373,714    4,869,454    26,098,302      5,638,597
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    301

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    EG VA            EG VA              EG VA         FID VIP     FID VIP
                                                SPECIAL VAL,   DIV INC BUILDER,   DIV INC BUILDER,   BAL, SERV   BAL, SERV
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL 2             CL 1               CL 2             CL         CL 2
 OPERATIONS
Investment income (loss) -- net                  $  (183,348)     $  173,953         $   841,837      $  3,693    $    523
Net realized gain (loss) on sales of
  investments                                        459,381           4,201            (122,425)        3,093       5,065
Distributions from capital gains                   2,495,532              --                  --        18,524       9,746
Net change in unrealized appreciation or
  depreciation of investments                        970,169         146,394           1,158,921        29,588      12,942
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        3,741,734         324,548           1,878,333        54,898      28,276
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           328,502         108,670           7,140,353            --      10,900
Net transfers(1)                                    (198,977)      1,262,501             776,679         2,093     (14,640)
Adjustments to net assets allocated to
  contracts in payout period                              --          (5,024)                 --            --          --
Contract terminations:
    Surrender benefits and contract charges       (1,047,924)       (657,896)         (2,241,782)      (22,843)     (5,803)
    Death benefits                                   (66,560)        (10,139)           (184,784)           --      (6,625)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (984,959)        698,112           5,490,466       (20,750)    (16,168)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   19,613,678       6,466,546          41,285,634       547,965     289,326
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $22,370,453      $7,489,206         $48,654,433      $582,113    $301,434
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            12,660,916       4,264,351          34,355,600       517,437     260,907
Contract purchase payments                           197,889          71,665           6,121,207            --       9,217
Net transfers(1)                                    (128,685)        824,329             595,551         1,887     (12,908)
Contract terminations:
    Surrender benefits and contract charges         (622,008)       (427,391)         (1,828,141)      (20,797)     (4,974)
    Death benefits                                   (38,887)         (6,635)           (155,022)           --      (5,703)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  12,069,225       4,726,319          39,089,195       498,527     246,539
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 302    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                      FID VIP        FID VIP       FID VIP      FID VIP      FID VIP
                                                    CONTRAFUND,    CONTRAFUND,    DYN APPR,   GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SERV CL       SERV CL 2     SERV CL 2     SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $   (23,281)  $ (1,430,160)  $  (22,293)  $  (49,798)   $ (8,398)
Net realized gain (loss) on sales of investments        723,289      1,343,998       54,071      161,361      14,276
Distributions from capital gains                      1,675,806     31,494,797       64,042      186,181      25,116
Net change in unrealized appreciation or
  depreciation of investments                          (404,998)    (2,450,871)     154,388      471,225      73,050
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,970,816     28,957,764      250,208      768,969     104,044
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               76,340    193,728,049        2,429       20,036       3,422
Net transfers(1)                                        642,274     16,011,523      683,927      111,922      14,395
Adjustments to net assets allocated to contracts
  in payout period                                         (691)            --       (9,785)          --          --
Contract terminations:
    Surrender benefits and contract charges          (1,120,797)   (11,195,374)    (159,607)    (731,382)    (77,189)
    Death benefits                                     (112,673)    (1,247,942)          --     (220,917)    (14,558)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (515,547)   197,296,256      516,964     (820,341)    (73,930)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      19,485,657    192,209,272    1,619,500    7,280,204     966,347
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $20,940,926   $418,463,292   $2,386,672   $7,228,832    $996,461
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               15,493,590    132,970,923    1,271,924    7,340,300     859,751
Contract purchase payments                               57,914    134,297,689        1,889       19,147       2,747
Net transfers(1)                                        498,439     10,827,737      455,167      110,562      12,509
Contract terminations:
    Surrender benefits and contract charges            (857,423)    (7,485,133)    (116,097)    (712,118)    (65,277)
    Death benefits                                      (84,382)      (819,029)          --     (211,412)    (12,029)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,108,138    269,792,187    1,612,883    6,546,479     797,701
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    303

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------
                                                       FID VIP     FID VIP      FID VIP      FID VIP      FID VIP
                                                        GRO,        GRO,        HI INC,      HI INC,     INVEST GR,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   SERV CL    SERV CL 2     SERV CL     SERV CL 2    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $ (1,964)  $  (69,671)  $  260,497   $  156,250   $   961,563
Net realized gain (loss) on sales of investments        (7,875)      67,913        9,351        2,841       (59,513)
Distributions from capital gains                            --           --           --           --       132,082
Net change in unrealized appreciation or
  depreciation of investments                           21,215      293,786       92,543       43,475       798,609
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            11,376      292,028      362,391      202,566     1,832,741
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               3,375      182,728       20,699        4,741    26,306,880
Net transfers(1)                                       (12,666)     507,595      378,824      534,140    (3,571,653)
Adjustments to net assets allocated to contracts in
  payout period                                             --           --       (2,728)          --            --
Contract terminations:
    Surrender benefits and contract charges            (22,481)    (378,014)    (203,489)    (221,640)   (2,827,546)
    Death benefits                                          --      (45,037)      (2,982)      (9,382)     (364,217)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (31,772)     267,272      190,324      307,859    19,543,464
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        225,006    5,538,121    3,596,651    1,995,953    50,777,183
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $204,610   $6,097,421   $4,149,366   $2,506,378   $72,153,388
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 281,655    5,146,976    3,550,287    1,584,406    49,123,881
Contract purchase payments                               4,116      173,334       19,704        3,651    25,510,646
Net transfers(1)                                       (15,333)     480,005      361,245      402,808    (3,354,298)
Contract terminations:
    Surrender benefits and contract charges            (27,511)    (339,260)    (194,393)    (168,883)   (2,729,182)
    Death benefits                                          --      (37,629)      (2,896)      (7,189)     (353,698)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       242,927    5,423,426    3,733,947    1,814,793    68,197,349
-------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 304    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                    FID VIP        FID VIP       FID VIP      FID VIP         FTVIPT
                                                    MID CAP,      MID CAP,      OVERSEAS,    OVERSEAS,     FRANK GLOBAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SERV CL       SERV CL 2      SERV CL     SERV CL 2    REAL EST, CL 2
 OPERATIONS
Investment income (loss) -- net                   $  (420,953)  $ (1,127,325)  $  (13,913)  $  (379,174)    $    84,498
Net realized gain (loss) on sales of investments    2,334,794      1,214,970       89,668     1,388,693         905,733
Distributions from capital gains                    4,734,005      8,138,260       11,120       222,754       1,257,973
Net change in unrealized appreciation or
  depreciation of investments                      (2,602,862)       (92,267)     193,054     4,605,197         608,282
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   4,044,984      8,133,638      279,929     5,837,470       2,856,486
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            197,159     35,962,760        4,115     9,214,384         421,070
Net transfers(1)                                   (1,194,011)     4,700,149      129,551    (4,150,699)       (731,114)
Adjustments to net assets allocated to contracts
  in payout period                                     (6,306)            --           --            --              --
Contract terminations:
    Surrender benefits and contract charges        (3,055,179)    (3,947,542)    (159,129)   (1,747,413)     (1,238,789)
    Death benefits                                   (722,543)      (506,111)      (1,036)     (194,552)       (111,239)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (4,780,880)    36,209,256      (26,499)    3,121,720      (1,660,072)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    38,528,809     62,744,778    1,725,519    34,411,977      16,290,128
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $37,792,913   $107,087,672   $1,978,949   $43,371,167     $17,486,542
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             18,123,584     36,246,598    1,809,095    24,158,028       6,763,459
Contract purchase payments                             85,982     21,572,031        3,888     6,311,348         202,113
Net transfers(1)                                     (529,635)     2,699,791      115,901    (2,746,969)       (337,011)
Contract terminations:
    Surrender benefits and contract charges        (1,342,085)    (2,129,509)    (151,766)   (1,176,098)       (481,923)
    Death benefits                                   (349,260)      (275,850)        (911)     (129,271)        (51,826)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   15,988,586     58,113,061    1,776,207    26,417,038       6,094,812
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    305

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                 FTVIPT        FTVIPT         FTVIPT          FTVIPT          FTVIPT
                                               FRANK INC    FRANK RISING   FRANK SM CAP    FRANK SM MID   MUTUAL SHARES
YEAR ENDED DEC. 31, 2006 (CONTINUED)           SEC, CL 2     DIVD, CL 2      VAL, CL 2    CAP GRO, CL 2     SEC, CL 2
 OPERATIONS
Investment income (loss) -- net               $   670,012     $ (5,431)     $   (95,733)   $  (329,532)    $   (251,081)
Net realized gain (loss) on sales of
  investments                                     688,617       11,050          527,468        761,402        3,046,637
Distributions from capital gains                  155,601        4,124          475,497             --        5,119,404
Net change in unrealized appreciation or
  depreciation of investments                   3,498,459      104,734          964,777      1,312,984       18,448,532
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     5,012,689      114,477        1,872,009      1,744,854       26,363,492
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      2,228,958      104,846          163,284        174,204       38,826,319
Net transfers(1)                                1,730,664      113,724          271,675     (1,043,119)       9,779,925
Adjustments to net assets allocated to
  contracts in payout period                       (6,523)          --               --         (1,716)              --
Contract terminations:
    Surrender benefits and contract charges    (2,756,515)     (38,608)        (724,569)    (1,810,529)      (9,043,493)
    Death benefits                               (216,420)          --           (7,151)      (146,109)      (1,183,236)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    980,164      179,962         (296,761)    (2,827,269)      38,379,515
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                30,230,940      698,455       12,183,042     25,380,850      142,568,369
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $36,223,793     $992,894      $13,758,290    $24,298,435     $207,311,376
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         21,917,913      629,692        8,048,430     33,111,510       92,895,909
Contract purchase payments                      1,617,905       88,192           98,905        190,812       27,067,111
Net transfers(1)                                1,143,020       95,736          138,028     (1,277,778)       6,364,707
Contract terminations:
    Surrender benefits and contract charges    (1,839,763)     (34,073)        (456,399)    (2,454,807)      (5,560,680)
    Death benefits                               (144,325)          --           (4,353)      (168,189)        (706,967)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               22,694,750      779,547        7,824,611     29,401,548      120,060,080
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 306    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                      FTVIPT         FTVIPT        FTVIPT        FTVIPT       GS VIT
                                                  TEMP DEV MKTS     TEMP FOR     TEMP GLOBAL    TEMP GRO     CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SEC, CL 2      SEC, CL 2      INC, CL 2     SEC, CL 2      INST
 OPERATIONS
Investment income (loss) -- net                     $   (1,183)   $   (21,243)  $    804,104   $  (10,095)  $  (15,753)
Net realized gain (loss) on sales of investments       218,515        929,402         26,687       38,698       13,838
Distributions from capital gains                            --             --             --      115,494           --
Net change in unrealized appreciation or
  depreciation of investments                          201,250      4,593,335      7,053,189      449,317       72,902
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      418,582      5,501,494      7,883,980      593,414       70,987
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               6,303        439,076     65,247,683      852,681          453
Net transfers(1)                                       173,365      1,275,677      9,728,026      113,079      (82,784)
Adjustments to net assets allocated to contracts
  in payout period                                      (6,884)            --           (368)          --           --
Contract terminations:
    Surrender benefits and contract charges           (150,041)    (1,359,713)    (2,875,159)    (114,325)    (140,677)
    Death benefits                                    (104,117)      (198,730)      (370,250)          --      (28,919)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (81,374)       156,310     71,729,932      851,435     (251,927)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,658,363     27,411,445     45,182,709    2,706,514    1,213,863
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,995,571    $33,069,249   $124,796,621   $4,151,363   $1,032,923
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 883,827     22,244,743     40,863,345    2,252,838    1,497,412
Contract purchase payments                               3,071        323,551     56,800,693      712,349          570
Net transfers(1)                                        87,334        971,839      8,149,562       81,223      (95,947)
Contract terminations:
    Surrender benefits and contract charges            (73,863)    (1,018,703)    (2,460,195)     (89,014)    (176,447)
    Death benefits                                     (56,931)      (138,840)      (317,073)          --      (34,240)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       843,438     22,382,590    103,036,332    2,957,396    1,191,348
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    307

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   GS VIT          GS VIT         GS VIT      JANUS ASPEN   JANUS ASPEN
                                                MID CAP VAL,     STRATEGIC     STRUCTD U.S.       BAL,         GLOBAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INST       INTL EQ, INST     EQ, INST         INST       TECH, SERV
 OPERATIONS
Investment income (loss) -- net                 $   (335,674)    $    (668)     $   (33,964)  $    51,216    $   (9,984)
Net realized gain (loss) on sales of
  investments                                        464,763        77,500          319,023       259,151       (87,334)
Distributions from capital gains                  13,341,120            --               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        243,692        68,412          847,379       407,317       139,507
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       13,713,901       145,244        1,132,438       717,684        42,189
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        61,944,963            --           38,319         2,582         9,192
Net transfers(1)                                   1,534,951       (15,098)         434,098      (118,016)     (101,931)
Adjustments to net assets allocated to
  contracts in payout period                          (3,262)           --          (13,046)           --            --
Contract terminations:
    Surrender benefits and contract charges       (3,989,401)     (142,012)        (887,751)   (2,356,227)     (122,730)
    Death benefits                                  (884,261)      (18,808)        (267,042)     (151,384)      (16,279)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    58,602,990      (175,918)        (695,422)   (2,623,045)     (231,748)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   63,888,282       815,439       10,516,797     9,365,914       818,440
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $136,205,173     $ 784,765      $10,953,813   $ 7,460,553    $  628,881
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            36,086,952       881,364       11,128,133     5,177,076     2,118,269
Contract purchase payments                        35,772,960            --           41,967         1,386        25,003
Net transfers(1)                                     862,138         1,052          318,868       (64,307)     (252,633)
Contract terminations:
    Surrender benefits and contract charges       (2,126,087)     (153,777)        (894,703)   (1,256,105)     (318,898)
    Death benefits                                  (406,735)      (19,931)        (289,104)      (81,531)      (39,515)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  70,189,228       708,708       10,305,161     3,776,519     1,532,226
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 308    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                  JANUS         JANUS          JANUS          JANUS          JPM
                                               ASPEN INTL   ASPEN LG CAP   ASPEN MID CAP   ASPEN WORLD   U.S. LG CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)            GRO, SERV     GRO, SERV      GRO, SERV      GRO, INST      CORE EQ
 OPERATIONS
Investment income (loss) -- net                $   12,392    $  (50,363)     $  (32,228)   $     8,008    $   (7,340)
Net realized gain (loss) on sales of
  investments                                     395,356      (210,185)        (40,786)      (269,143)       33,818
Distributions from capital gains                       --            --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                   1,153,164       623,996         306,710        716,323       182,930
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     1,560,912       363,448         233,696        455,188       209,408
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         19,867         1,393           4,936          6,107        13,199
Net transfers(1)                                  340,659      (112,874)       (134,077)       (33,568)      (14,408)
Adjustments to net assets allocated to
  contracts in payout period                           --            --              --             --            --
Contract terminations:
    Surrender benefits and contract charges      (256,741)     (494,960)       (190,093)      (939,889)     (377,520)
    Death benefits                               (134,900)      (59,854)        (53,373)       (46,980)      (30,392)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (31,115)     (666,295)       (372,607)    (1,014,330)     (409,121)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 3,582,063     4,295,600       2,236,125      3,462,494     1,743,651
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $5,111,860    $3,992,753      $2,097,214    $ 2,903,352    $1,543,938
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          4,308,406     7,237,980       4,722,368      2,653,037     2,140,365
Contract purchase payments                         19,198         2,189          10,432          4,111        14,961
Net transfers(1)                                  318,687      (183,857)       (276,416)       (24,807)      (17,908)
Contract terminations:
    Surrender benefits and contract charges      (258,631)     (811,128)       (404,147)      (690,743)     (450,803)
    Death benefits                               (136,218)     (102,432)        (98,232)       (34,523)      (37,983)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                4,251,442     6,142,752       3,954,005      1,907,075     1,648,632
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    309

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     LAZARD          LAZARD       LVIP BARON     MFS INV      MFS INV
                                                  RETIRE INTL     RETIRE U.S.      GRO OPP,    GRO STOCK,      TRUST,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                EQ, SERV    STRATEGIC, SERV     SERV CL      SERV CL      INIT CL
 OPERATIONS
Investment income (loss) -- net                    $  (3,649)       $ (3,976)     $  (43,115)  $  (63,784)  $   (54,034)
Net realized gain (loss) on sales of investments      43,290          18,921         159,522       71,278       179,407
Distributions from capital gains                      28,548              --              --           --            --
Net change in unrealized appreciation or
  depreciation of investments                         56,164          51,946         246,700      282,863       507,526
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    124,353          66,891         363,107      290,357       632,899
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --              --             144       55,193        30,791
Net transfers(1)                                      99,707         (38,597)        (71,724)    (100,052)     (197,344)
Adjustments to net assets allocated to contracts
  in payout period                                        --              --              --         (367)           --
Contract terminations:
    Surrender benefits and contract charges         (120,739)        (21,944)       (281,002)    (279,450)     (839,841)
    Death benefits                                        --              --         (43,003)     (62,382)      (48,337)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (21,032)        (60,541)       (395,585)    (387,058)   (1,054,731)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      612,876         460,764       2,779,678    5,292,854     6,358,480
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 716,197        $467,114      $2,747,200   $5,196,153   $ 5,936,648
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               629,610         427,402       1,840,370    7,219,631     6,864,724
Contract purchase payments                                --              --              78       75,600        32,590
Net transfers(1)                                      94,308         (32,840)        (38,227)    (122,298)     (215,656)
Contract terminations:
    Surrender benefits and contract charges         (114,260)        (19,126)       (176,288)    (371,042)     (884,624)
    Death benefits                                        --              --         (25,380)     (92,320)      (52,186)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     609,658         375,436       1,600,553    6,709,571     5,744,848
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 310    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                         MFS          MFS          MFS          MFS           MFS
                                                     INV TRUST,    NEW DIS,     NEW DIS,     RESEARCH,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   SERV CL      INIT CL      SERV CL      INIT CL       INIT CL
 OPERATIONS
Investment income (loss) -- net                      $  (10,809)  $  (47,780)  $  (66,036)  $  (27,436)     $  2,715
Net realized gain (loss) on sales of investments         11,173       56,889      100,287       32,908         1,551
Distributions from capital gains                             --       56,333       92,690           --         7,434
Net change in unrealized appreciation or
  depreciation of investments                           106,538      285,021      444,882      207,750        11,715
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       106,902      350,463      571,823      213,222        23,415
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                2,170       16,743       98,375        2,829         4,275
Net transfers(1)                                         43,853       77,555     (119,588)    (368,792)       19,812
Adjustments to net assets allocated to contracts in
  payout period                                              --           --         (441)          --            --
Contract terminations:
    Surrender benefits and contract charges             (24,272)    (233,654)    (214,493)    (137,956)       (6,450)
    Death benefits                                       (3,402)    (125,148)     (42,164)    (104,469)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           18,349     (264,504)    (278,311)    (608,388)       17,637
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         935,980    3,126,566    5,016,259    3,012,831       206,784
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,061,231   $3,212,525   $5,309,771   $2,617,665      $247,836
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  976,454    3,284,349    5,290,137    3,553,520       151,690
Contract purchase payments                                2,025       19,141       97,301        3,143         3,063
Net transfers(1)                                         36,625       50,834     (124,558)    (438,144)       14,265
Contract terminations:
    Surrender benefits and contract charges             (25,722)    (209,289)    (215,677)    (155,034)       (4,500)
    Death benefits                                       (3,028)    (133,851)     (42,410)    (126,630)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        986,354    3,011,184    5,004,793    2,836,855       164,518
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    311

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                         MFS            MFS           MFS
                                                    TOTAL RETURN,    UTILITIES,   UTILITIES,                   OPCAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   SERV CL        INIT CL       SERV CL     OPCAP EQ      MANAGED
 OPERATIONS
Investment income (loss) -- net                      $   679,772    $    73,246   $   19,600   $  (10,844)  $    21,002
Net realized gain (loss) on sales of investments         854,269        641,999      254,158       30,929        23,983
Distributions from capital gains                       2,625,395        497,244      160,556       75,935       480,290
Net change in unrealized appreciation or
  depreciation of investments                          4,090,127      2,203,517      693,724       52,184      (220,903)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      8,249,563      3,416,006    1,128,038      148,204       304,372
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,335,245          8,918      166,546          848         2,027
Net transfers(1)                                       1,969,129        (61,151)     384,830       18,596      (139,178)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --           --           --          (665)
Contract terminations:
    Surrender benefits and contract charges           (6,252,187)    (1,458,745)    (285,573)    (343,379)   (1,054,734)
    Death benefits                                      (505,853)      (173,344)     (16,683)     (13,125)      (89,912)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (3,453,666)    (1,684,322)     249,120     (337,060)   (1,282,462)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       83,544,073     12,604,883    3,678,195    1,284,889     4,567,546
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $88,339,970    $14,336,567   $5,055,353   $1,096,033   $ 3,589,456
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                65,563,934     11,212,505    2,244,129      942,484     1,931,749
Contract purchase payments                             1,060,557          6,988      117,757          594           836
Net transfers(1)                                       1,471,273       (102,446)     232,650       13,525       (57,632)
Contract terminations:
    Surrender benefits and contract charges           (4,748,349)    (1,238,643)    (159,609)    (240,481)     (434,525)
    Death benefits                                      (384,651)      (138,612)      (9,359)      (8,875)      (36,697)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      62,962,764      9,739,792    2,425,568      707,247     1,403,731
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 312    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                                                  OPPEN        OPPEN       OPPEN
                                                      OPCAP        OPPEN      CAP APPR VA,    GLOBAL     GLOBAL SEC
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SM CAP     CAP APPR VA       SERV        SEC VA      VA, SERV
 OPERATIONS
Investment income (loss) -- net                    $  (35,054)  $   (39,363)   $(1,038,213)  $ (1,367)  $   (97,288)
Net realized gain (loss) on sales of investments      176,721       (44,174)     1,082,612      3,430       507,671
Distributions from capital gains                      147,215            --             --     16,627       847,994
Net change in unrealized appreciation or
  depreciation of investments                         204,762       309,834      3,781,527     30,138     1,248,114
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     493,644       226,297      3,825,926     48,828     2,506,491
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,195         5,183     18,399,815         --       524,683
Net transfers(1)                                       37,000      (152,814)    (5,148,748)    11,699     2,682,150
Adjustments to net assets allocated to contracts
  in payout period                                          2            --             --         --            --
Contract terminations:
    Surrender benefits and contract charges          (666,325)   (1,051,374)    (3,033,844)   (20,311)   (1,234,798)
    Death benefits                                    (26,628)      (51,259)      (374,869)        --      (271,888)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (654,756)   (1,250,264)     9,842,354     (8,612)    1,700,147
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,546,215     4,464,746     56,069,687    308,198    14,714,717
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,385,103   $ 3,440,779    $69,737,967   $348,414   $18,921,355
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,532,891     2,982,022     47,222,155    166,459    10,082,682
Contract purchase payments                                651         3,377     15,066,343         --       351,857
Net transfers(1)                                       15,647      (104,385)    (3,954,317)     6,353     1,708,199
Contract terminations:
    Surrender benefits and contract charges          (361,775)     (689,977)    (2,534,051)   (10,664)     (804,527)
    Death benefits                                    (13,813)      (32,534)      (298,690)        --      (174,195)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,173,601     2,158,503     55,501,440    162,148    11,164,016
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    313

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                                   OPPEN                  OPPEN MAIN ST     OPPEN
                                                      OPPEN     HI INC VA,      OPPEN       SM CAP VA,    STRATEGIC
YEAR ENDED DEC. 31, 2006 (CONTINUED)                HI INC VA      SERV      MAIN ST VA        SERV        BOND VA
 OPERATIONS
Investment income (loss) -- net                    $  147,332   $  328,005    $ (1,485)    $  (134,117)    $ 10,764
Net realized gain (loss) on sales of investments     (146,059)         382       2,534         354,099        2,329
Distributions from capital gains                           --           --          --         294,098           --
Net change in unrealized appreciation or
  depreciation of investments                         152,600       89,426      55,344         684,192       10,921
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     153,873      417,813      56,393       1,198,272       24,014
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                720       21,054         240         257,748           --
Net transfers(1)                                      (19,522)      39,191      23,798         131,771       18,540
Adjustments to net assets allocated to contracts
  in payout period                                          1           --          --            (365)          --
Contract terminations:
    Surrender benefits and contract charges          (811,152)    (279,428)    (33,373)       (656,103)     (28,205)
    Death benefits                                    (35,954)     (36,758)    (37,866)        (63,881)          --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (865,907)    (255,941)    (47,201)       (330,830)      (9,665)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,482,428    5,548,588     446,592       9,332,824      400,097
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,770,394   $5,710,460    $455,784     $10,200,266     $414,446
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,977,327    4,437,468     449,457       6,200,125      275,674
Contract purchase payments                                561       16,455         230         165,301           --
Net transfers(1)                                      (15,414)      26,348      23,937          76,095       12,765
Contract terminations:
    Surrender benefits and contract charges          (628,090)    (217,137)    (31,700)       (409,343)     (19,033)
    Death benefits                                    (27,352)     (28,635)    (37,497)        (36,753)          --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,307,032    4,234,499     404,427       5,995,425      269,406
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 314    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                  OPPEN STRATEGIC      PUT VT       PUT VT       PUT VT        PUT VT
                                                      BOND VA,        DIV INC,     DIV INC,    GLOBAL EQ,    GRO & INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SERV           CL IA         CL IB        CL IA        CL IA
 OPERATIONS
Investment income (loss) -- net                     $  2,320,861    $   157,038   $  107,993   $  (10,002)  $   223,585
Net realized gain (loss) on sales of investments          92,146       (144,866)     (57,622)    (138,040)      173,902
Distributions from capital gains                              --             --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          5,531,269        134,637       52,802      390,603       570,281
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      7,944,276        146,809      103,173      242,561       967,768
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            63,033,750          2,451          581        1,818         6,044
Net transfers(1)                                       8,118,582        (44,638)      22,808      (10,183)      (91,204)
Adjustments to net assets allocated to contracts
  in payout period                                            --           (945)          --           --          (829)
Contract terminations:
    Surrender benefits and contract charges           (5,472,762)    (1,156,876)    (771,640)    (454,873)   (2,020,547)
    Death benefits                                      (675,439)       (20,885)     (71,650)      (5,831)     (111,633)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        65,004,131     (1,220,893)    (819,901)    (469,069)   (2,218,169)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       99,692,028      3,778,422    2,696,396    1,359,093     8,139,094
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $172,640,435    $ 2,704,338   $1,979,668   $1,132,585   $ 6,888,693
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                83,333,088      2,144,220    1,972,905    1,148,346     3,344,972
Contract purchase payments                            53,146,695          1,379          422        1,410         2,385
Net transfers(1)                                       6,570,552        (25,553)      16,569       (8,102)      (35,328)
Contract terminations:
    Surrender benefits and contract charges           (4,538,389)      (649,859)    (556,502)    (351,009)     (796,939)
    Death benefits                                      (568,582)       (11,546)     (51,452)      (4,730)      (43,923)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     137,943,364      1,458,641    1,381,942      785,915     2,471,167
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    315

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      PUT VT         PUT VT         PUT VT       PUT VT
                                                    GRO & INC,   HLTH SCIENCES,    HI YIELD,    HI YIELD,   PUT VT INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL IB           CL IB          CL IA        CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                    $    33,747     $  (35,998)    $   93,735   $   75,197     $  6,398
Net realized gain (loss) on sales of investments       316,374         48,355       (132,779)     (78,859)        (601)
Distributions from capital gains                       313,391             --             --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        1,047,982         28,924        154,118       97,619        2,159
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,711,494         41,281        115,074       93,957        7,956
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             109,089         98,444          1,394          265           75
Net transfers(1)                                      (204,503)       199,488        (16,790)       5,008       13,142
Adjustments to net assets allocated to contracts
  in payout period                                           5             --           (402)          --           --
Contract terminations:
    Surrender benefits and contract charges         (1,498,383)      (134,558)      (364,662)    (379,040)     (11,514)
    Death benefits                                    (297,026)        (6,020)       (16,660)     (30,052)      (2,639)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,890,818)       157,354       (397,120)    (403,819)        (936)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     13,318,018      3,042,973      1,528,894    1,279,897      257,599
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $13,138,694     $3,241,608     $1,246,848   $  970,035     $264,619
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              11,027,955      2,461,304        870,415      973,590      224,304
Contract purchase payments                              87,251         84,699            774          199           --
Net transfers(1)                                      (217,430)       161,445         (9,463)       3,794       11,190
Contract terminations:
    Surrender benefits and contract charges         (1,130,171)      (109,641)      (201,882)    (278,506)      (9,106)
    Death benefits                                    (244,384)        (5,095)        (9,103)     (22,018)      (2,407)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     9,523,221      2,592,712        650,741      677,059      223,981
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 316    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        PUT VT       PUT VT       PUT VT        PUT VT       PUT VT
                                                       INTL EQ,    INTL GRO &    INTL NEW      NEW OPP,    RESEARCH,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CL IB      INC, CL IB   OPP, CL IB      CL IA        CL IB
 OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      $  (221,917)    $   (29)   $    1,545   $   (47,654)   $ (2,939)
Net realized gain (loss) on sales of investments       1,213,317          48       182,268      (107,043)      2,909
Distributions from capital gains                              --          --            --            --          --
Net change in unrealized appreciation or
  depreciation of investments                          5,795,878       2,619       352,113       428,328      39,948
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      6,787,278       2,638       535,926       273,631      39,918
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Contract purchase payments                               281,460          --         5,358         5,530       1,194
Net transfers(1)                                         662,144          --      (135,968)      (92,924)      8,132
Adjustments to net assets allocated to contracts in
  payout period                                           (2,516)         --            --           (43)         --
Contract terminations:
    Surrender benefits and contract charges           (2,586,505)        (10)     (213,477)   (1,136,252)     (9,402)
    Death benefits                                      (251,725)         --       (17,033)      (11,520)         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,897,142)        (10)     (361,120)   (1,235,209)        (76)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       27,052,514      10,374     2,326,906     4,419,681     402,329
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $31,942,650     $13,002    $2,501,712   $ 3,458,103    $442,171
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                26,955,078       7,956     2,873,024     2,187,246     359,983
Contract purchase payments                               274,006          --         5,171         2,653       1,015
Net transfers(1)                                         575,187          --      (142,791)      (44,678)      6,812
Contract terminations:
    Surrender benefits and contract charges           (2,495,326)         (8)     (225,357)     (544,679)     (8,015)
    Death benefits                                      (241,004)         --       (17,979)       (5,545)         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      25,067,941       7,948     2,492,068     1,594,997     359,795
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    317

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                       PUT VT        PUT VT       PUT VT      PUT VT
                                                    SM CAP VAL,      VISTA,      VOYAGER,    VOYAGER,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL IB         CL IB        CL IA        CL IB      RVS VP BAL
 OPERATIONS
Investment income (loss) -- net                     $  (167,719)  $  (171,845)  $  (6,877)  $  (38,971)  $   104,470
Net realized gain (loss) on sales of investments         13,509       (38,674)   (126,910)    (621,794)     (173,153)
Distributions from capital gains                         63,205            --          --           --       537,680
Net change in unrealized appreciation or
  depreciation of investments                         2,253,027       702,723     157,087      751,003       694,078
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,162,022       492,204      23,300       90,238     1,163,075
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           26,785,084       100,203       1,767        3,230        70,438
Net transfers(1)                                      6,491,053      (714,884)      6,383     (131,671)      699,089
Adjustments to net assets allocated to contracts
  in payout period                                           --        (1,659)        (65)          --          (875)
Contract terminations:
    Surrender benefits and contract charges            (219,520)   (1,031,353)   (265,742)    (710,062)   (2,097,627)
    Death benefits                                      (43,444)     (137,315)     (2,509)     (74,677)     (305,145)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       33,013,173    (1,785,008)   (260,166)    (913,180)   (1,634,120)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         388,963    13,430,990     819,802    3,442,521    10,142,749
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $35,564,158   $12,138,186   $ 582,936   $2,619,579   $ 9,671,704
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  310,975    19,959,706     603,808    2,658,352     7,089,273
Contract purchase payments                           20,975,936       122,950       1,340        2,523        65,326
Net transfers(1)                                      4,690,407    (1,006,883)      4,831     (106,363)      622,575
Contract terminations:
    Surrender benefits and contract charges            (162,696)   (1,645,169)   (196,362)    (549,178)   (1,157,798)
    Death benefits                                      (32,135)     (201,670)     (1,846)     (59,554)     (238,809)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     25,782,487    17,228,934     411,771    1,945,780     6,380,567
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 318    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   RVS VP        RVS VP         RVS VP        THDL VP          RVS VP
                                                    CASH           DIV            DIV           EMER      GLOBAL INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              MGMT          BOND          EQ INC          MKTS         PROT SEC(3)
 OPERATIONS
Investment income (loss) -- net                 $   915,985   $  2,308,571   $   (329,333)  $  (855,012)    $  1,614,130
Net realized gain (loss) on sales of
  investments                                             6       (100,072)       850,322     1,446,540           13,750
Distributions from capital gains                         --             --     13,375,322     9,760,867            3,372
Net change in unrealized appreciation or
  depreciation of investments                            22      1,473,958     12,115,045     8,899,989       (1,679,423)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         916,013      3,682,457     26,011,356    19,252,384          (48,171)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        5,982,332    114,432,866    131,265,012    38,889,652       84,336,124
Net transfers(1)                                  8,607,789     39,380,678      4,905,421    (9,083,342)      28,071,936
Adjustments to net assets allocated to
  contracts in payout period                         (4,747)          (972)        (9,785)           --             (364)
Contract terminations:
    Surrender benefits and contract charges      (9,329,749)    (4,620,052)    (6,517,619)   (3,229,040)        (835,365)
    Death benefits                               (1,027,071)      (698,403)      (792,882)     (297,347)        (115,153)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    4,228,554    148,494,117    128,850,147    26,279,923      111,457,178
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  28,914,068     38,122,967     88,882,482    43,465,853               --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $34,058,635   $190,299,541   $243,743,985   $88,998,160     $111,409,007
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           26,656,964     30,043,060     60,232,909    27,965,287               --
Contract purchase payments                        5,938,475    106,691,436     85,336,156    23,671,108       82,410,158
Net transfers(1)                                  8,207,387     36,018,153      3,013,519    (4,786,516)      27,147,593
Contract terminations:
    Surrender benefits and contract charges      (8,205,310)    (3,542,043)    (3,987,065)   (1,924,203)        (787,330)
    Death benefits                                 (958,444)      (512,243)      (487,312)     (167,512)        (113,072)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 31,639,072    168,698,363    144,108,207    44,758,164      108,657,349
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    319

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                        RVS          RVS           RVS          THDL         RVS VP
                                                        VP          VP HI         VP INC         VP            LG
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    GRO       YIELD BOND       OPP        INTL OPP       CAP EQ
 OPERATIONS
Investment income (loss) -- net                     $   (4,916)  $ 2,296,991   $   556,416   $   11,627   $   (430,480)
Net realized gain (loss) on sales of investments       (23,385)       31,584         3,415      (37,620)     2,228,958
Distributions from capital gains                            --            --         2,785           --             --
Net change in unrealized appreciation or
  depreciation of investments                           99,121     1,232,722       678,959      522,540     10,543,042
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       70,820     3,561,297     1,241,575      496,547     12,341,520
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               8,404    20,753,765    30,391,504       77,092      2,079,366
Net transfers(1)                                       (25,382)    1,259,338    11,087,231      (31,384)     9,992,953
Adjustments to net assets allocated to contracts
  in payout period                                          --            --            --         (512)        13,688
Contract terminations:
    Surrender benefits and contract charges            (36,592)   (2,462,929)     (318,799)    (466,101)    (7,021,816)
    Death benefits                                    (109,832)     (256,767)      (50,895)     (14,377)      (600,852)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (163,402)   19,293,407    41,109,041     (435,282)     4,463,339
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        846,973    28,933,331        75,977    2,378,138     85,539,687
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  754,391   $51,788,035   $42,426,593   $2,439,403   $102,344,546
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,408,852    25,254,011        52,047    1,685,554     90,003,612
Contract purchase payments                               8,789    17,678,910    27,258,666       56,663      2,137,664
Net transfers(1)                                       (71,691)    1,014,427     9,583,704      (23,345)    10,963,477
Contract terminations:
    Surrender benefits and contract charges            (54,894)   (2,063,330)     (258,606)    (288,422)    (6,621,172)
    Death benefits                                    (201,800)     (216,890)      (44,864)      (8,864)      (583,682)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,089,256    41,667,128    36,590,947    1,421,586     95,899,899
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 320    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                         RVS         RVS          RVS           RVS          RVS
                                                        VP LG      VP MID          VP        PTNRS VP      VP SHORT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CAP VAL     CAP GRO      S&P 500     SELECT VAL     DURATION
 OPERATIONS
Investment income (loss) -- net                       $   (449)  $ (113,612)  $    29,287     $   124    $ 1,026,403
Net realized gain (loss) on sales of investments           630       19,755       429,556          23       (206,888)
Distributions from capital gains                         7,245      513,518        95,596       3,228             --
Net change in unrealized appreciation or
  depreciation of investments                           14,506     (672,540)    2,137,624        (310)       218,527
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            21,932     (252,879)    2,692,063       3,065      1,038,042
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              16,337      160,544       209,300       9,929      8,229,359
Net transfers(1)                                          (593)   3,280,965        85,167       3,989      1,808,062
Adjustments to net assets allocated to contracts in
  payout period                                             --        2,345        (5,073)         --         (9,785)
Contract terminations:
    Surrender benefits and contract charges             (2,541)    (887,505)   (1,079,368)        (93)    (4,417,026)
    Death benefits                                          --      (48,178)     (176,561)         --       (338,392)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          13,203    2,508,171      (966,535)     13,825      5,272,218
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        116,961    6,201,945    20,130,413      18,233     41,599,182
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $152,096   $8,457,237   $21,855,941     $35,123    $47,909,442
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 102,726    4,660,106    20,791,999      15,818     37,202,146
Contract purchase payments                              13,623      121,025       197,717       7,999      7,787,689
Net transfers(1)                                          (378)   2,223,064        (2,665)      3,494      1,600,600
Contract terminations:
    Surrender benefits and contract charges             (2,043)    (657,373)   (1,083,133)        (27)    (3,872,087)
    Death benefits                                          --      (35,819)     (150,340)         --       (303,571)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       113,928    6,311,003    19,753,578      27,284     42,414,777
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    321

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       RVS VP       RVS PTNRS       ROYCE        ROYCE        RW VT
                                                       SM CAP         VP SM      MICRO-CAP,     SM-CAP,      LG CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     ADV         CAP VAL      INVEST CL    INVEST CL     CORE EQ
 OPERATIONS
Investment income (loss) -- net                      $  (73,958)  $ (1,125,912)  $  (64,912)  $  (52,766)  $    2,404
Net realized gain (loss) on sales of investments        184,873      1,456,838      249,320      301,011        8,327
Distributions from capital gains                        642,996      9,153,715      246,249      151,525      137,239
Net change in unrealized appreciation or
  depreciation of investments                          (271,489)     4,556,441      382,907       53,959      140,682
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       482,422     14,041,082      813,564      453,729      288,652
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               33,799     22,480,595       17,958       17,631    2,008,360
Net transfers(1)                                       (368,830)   (14,510,189)     (80,909)    (336,999)     944,348
Adjustments to net assets allocated to contracts in
  payout period                                              --             --           --           --           --
Contract terminations:
    Surrender benefits and contract charges            (383,530)    (3,852,644)    (383,770)    (371,361)     (37,561)
    Death benefits                                     (170,774)      (443,096)    (100,979)    (182,329)      (1,088)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (889,335)     3,674,666     (547,700)    (873,058)   2,914,059
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,359,119     70,303,184    4,494,285    3,740,287      680,689
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $4,952,206   $ 88,018,932   $4,760,149   $3,320,958   $3,883,400
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                4,221,517     54,044,169    1,872,348    1,527,239      465,049
Contract purchase payments                               25,015     16,122,913        6,151        6,470    1,540,461
Net transfers(1)                                       (293,945)    (9,894,922)     (32,430)    (130,689)     645,715
Contract terminations:
    Surrender benefits and contract charges            (288,362)    (2,693,227)    (144,867)    (141,728)     (24,488)
    Death benefits                                     (126,106)      (303,924)     (40,170)     (72,429)        (683)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,538,119     57,275,009    1,661,032    1,188,863    2,626,054
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 322    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------
                                                         RW VT       RW VT      RW VT       RW VT
                                                       LG CAP GRO    LG CAP     MID-CAP     SM CAP      THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      STOCK      VAL EQ     CORE EQ     VAL EQ         VAL
 OPERATIONS
Investment income (loss) -- net                        $  (60,751)  $   (190)  $ (2,236)  $  (47,372)  $   (17,405)
Net realized gain (loss) on sales of investments           53,489     10,624      2,333       43,493       549,935
Distributions from capital gains                          330,989         --     17,862    1,182,297       235,946
Net change in unrealized appreciation or depreciation
  of investments                                          154,896    123,253      2,259     (525,528)      (42,596)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              478,623    133,687     20,218      652,890       725,880
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                937,458         75         75    1,417,403        11,068
Net transfers(1)                                         (744,372)    (3,950)    20,662     (302,879)       16,564
Adjustments to net assets allocated to contracts in
  payout period                                                --         --         --           --             5
Contract terminations:
    Surrender benefits and contract charges              (209,136)   (23,159)    (6,225)    (159,106)     (896,126)
    Death benefits                                        (14,598)   (10,535)        --      (16,162)     (196,192)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (30,648)   (37,569)    14,512      939,256    (1,064,681)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,843,213    666,696    214,516    4,055,762     5,967,315
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $5,291,188   $762,814   $249,246   $5,647,908   $ 5,628,514
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  4,248,216    460,606    130,386    2,563,699     2,399,488
Contract purchase payments                                798,377         --         --      946,665         4,215
Net transfers(1)                                         (614,828)    (2,484)    11,497     (157,144)       (7,463)
Contract terminations:
    Surrender benefits and contract charges              (185,515)   (14,684)    (3,592)     (97,205)     (340,206)
    Death benefits                                        (11,759)    (6,888)        --       (8,002)      (78,185)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        4,234,491    436,550    138,291    3,248,013     1,977,849
------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    323

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      VANK LIT      VANK LIT     VANK UIF      VANK UIF
                                                      COMSTOCK,    GRO & INC,    U.S. REAL    U.S. REAL       WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CL II         CL II      EST, CL I    EST, CL II   INTL SM CAP
 OPERATIONS
Investment income (loss) -- net                     $ (1,451,563)  $  (21,316)  $   (6,947)  $   (38,664)  $  (729,293)
Net realized gain (loss) on sales of investments         615,614       89,136      143,313       327,049     1,044,335
Distributions from capital gains                      11,610,001      382,886      172,460       368,619            --
Net change in unrealized appreciation or
  depreciation of investments                         22,880,724      371,744      495,912       985,123    17,208,013
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     33,654,776      822,450      804,738     1,642,127    17,523,055
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           135,899,074      122,585       18,264     1,628,787    40,373,188
Net transfers(1)                                      (8,796,914)     314,868       11,069    (1,281,718)   (7,984,863)
Adjustments to net assets allocated to contracts
  in payout period                                        (1,467)          --           --            --            --
Contract terminations:
    Surrender benefits and contract charges           (9,611,148)    (305,487)    (183,971)     (247,920)   (2,261,200)
    Death benefits                                    (1,317,978)    (140,414)     (22,147)      (55,710)     (327,376)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       116,171,567       (8,448)    (176,785)       43,439    29,799,749
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      162,336,554    5,780,519    2,270,519     4,462,035    36,841,374
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $312,162,897   $6,594,521   $2,898,472   $ 6,147,601   $84,164,178
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               121,403,702    3,937,416    1,136,457     2,828,196    26,573,625
Contract purchase payments                            99,388,574       77,246        7,613       940,959    26,218,033
Net transfers(1)                                      (6,133,673)     196,256        7,084      (674,117)   (4,631,845)
Contract terminations:
    Surrender benefits and contract charges           (6,814,066)    (203,923)     (76,346)     (135,329)   (1,390,886)
    Death benefits                                      (923,386)     (91,626)      (9,683)      (31,370)     (193,621)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     206,921,151    3,915,369    1,065,125     2,928,339    46,575,306
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 324    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                                     WF ADV       WF ADV                     WF ADV
                                                       WANGER       VT ASSET     VT C&B LG      WF ADV       VT INTL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 U.S. SM CO      ALLOC        CAP VAL     VT EQ INC       CORE
 OPERATIONS
Investment income (loss) -- net                     $  (760,252)  $   263,549   $    4,683   $       903   $    9,123
Net realized gain (loss) on sales of investments        655,013       238,882      123,161       797,861      101,006
Distributions from capital gains                      1,434,226       340,056           --        57,353      124,160
Net change in unrealized appreciation or
  depreciation of investments                         1,477,670     2,158,565      820,260     2,977,344      330,887
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,806,657     3,001,052      948,104     3,833,461      565,176
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           18,586,430        51,845       34,018       338,906       35,520
Net transfers(1)                                     (3,542,885)     (698,886)     634,751    (2,152,361)     202,750
Adjustments to net assets allocated to contracts
  in payout period                                           --       (13,046)          --            --           --
Contract terminations:
    Surrender benefits and contract charges          (2,160,408)   (3,784,641)    (432,082)   (2,102,404)    (212,434)
    Death benefits                                     (274,124)     (411,122)     (38,087)     (189,586)     (11,549)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       12,609,013    (4,855,850)     198,600    (4,105,445)      14,287
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      38,708,971    31,846,365    4,510,260    24,862,603    2,929,159
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $54,124,641   $29,991,567   $5,656,964   $24,590,619   $3,508,622
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               29,809,556    30,389,862    4,339,391    21,111,731    3,442,019
Contract purchase payments                           14,077,575        48,130       29,631       281,742       29,172
Net transfers(1)                                     (2,504,618)     (754,101)     562,824    (1,677,932)     226,512
Contract terminations:
    Surrender benefits and contract charges          (1,618,762)   (3,513,150)    (385,624)   (1,683,585)    (227,432)
    Death benefits                                     (204,396)     (387,433)     (35,744)     (156,189)     (13,488)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     39,559,355    25,783,308    4,510,478    17,875,767    3,456,783
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    325

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                     WF ADV        WF ADV        WF ADV        WF ADV        WF ADV
                                                    VT LG CO      VT LG CO      VT MONEY     VT SM CAP      VT TOTAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CORE          GRO           MKT           GRO       RETURN BOND
 OPERATIONS
Investment income (loss) -- net                    $  (14,685)  $  (884,320)  $   322,943   $   (88,663)  $ 1,096,413
Net realized gain (loss) on sales of investments        2,145      (439,000)         (152)      (61,912)      (71,490)
Distributions from capital gains                           --            --            --       153,328            --
Net change in unrealized appreciation or
  depreciation of investments                         274,640     1,773,319        (1,275)    1,187,485       131,836
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     262,100       449,999       321,516     1,190,238     1,156,759
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             57,426     9,975,566       706,454        53,558    29,533,236
Net transfers(1)                                      (60,042)   (3,209,169)    1,614,148      (129,359)    8,744,157
Adjustments to net assets allocated to contracts
  in payout period                                         --            --        (7,527)           --            --
Contract terminations:
    Surrender benefits and contract charges          (354,552)   (4,148,147)   (2,692,269)     (572,219)   (2,014,119)
    Death benefits                                    (32,878)     (648,102)     (438,622)      (37,815)     (420,801)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (390,046)    1,970,148      (817,816)     (685,835)   35,842,473
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,143,272    52,951,515    11,260,810     5,929,424    26,183,573
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,015,326   $55,371,662   $10,764,510   $ 6,433,827   $63,182,805
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,340,813    69,393,882    10,781,216    14,211,173    21,844,898
Contract purchase payments                             72,085    11,549,812       688,749       108,892    25,352,599
Net transfers(1)                                      (85,193)   (4,230,137)    1,493,944      (272,350)    7,320,123
Contract terminations:
    Surrender benefits and contract charges          (539,174)   (5,817,575)   (2,548,618)   (1,233,675)   (1,676,184)
    Death benefits                                    (51,244)     (836,577)     (419,159)      (87,116)     (346,478)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,737,287    70,059,405     9,996,132    12,726,924    52,494,958
---------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.

   (3) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

See accompanying notes to financial statements.


 326    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of RiverSource Life Insurance Company (RiverSource Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.


Evergreen Essential(SM) Variable Annuity (EG Essential)

Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)

Evergreen Pathways(SM) Variable Annuity (EG Pathways)


Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)


Evergreen Privilege(SM) Variable Annuity (EG Privilege)

RiverSource(R) AccessChoice Select Variable Annuity (AccessChoice Select)

RiverSource(R) Endeavor Plus(SM) Variable Annuity (Endeavor Plus)

RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)
RiverSource(R) FlexChoice Variable Annuity (FlexChoice)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Galaxy Premier Variable Annuity (Galaxy)
RiverSource(R) Innovations Variable Annuity (Innovations)
RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Classic Variable Annuity (Innovations Classic) RiverSource(R) Innovations Classic Select Variable Annuity (Innovations Classic Select)
RiverSource(R) New Solutions Variable Annuity (New Solutions)

RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource(R) Personal Portfolio Plus Variable Annuity (Port Plus)*

RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Port Plus(2))*

RiverSource(R) Pinnacle Variable Annuity (Pinnacle)
RiverSource(R) Platinum Variable Annuity (Platinum)*
RiverSource(R) Preferred Variable Annuity (Preferred)*
RiverSource(R) Signature Variable Annuity (Signature)
RiverSource(R) Signature Select Variable Annuity (Signature Select) RiverSource(R) Signature One Variable Annuity (Signature One)
RiverSource(R) Signature One Select Variable Annuity (Signature One Select) Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage(R) Builder Select Variable Annuity (Wells Builder Select)

Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)


Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)


   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                                FUND
---------------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II                  AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Appr, Ser I                    AIM V.I. Capital Appreciation Fund, Series I Shares(1)
AIM VI Cap Appr, Ser II                   AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                     AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                    AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                     AIM V.I. Core Equity Fund, Series I Shares
AIM VI Core Eq, Ser II                    AIM V.I. Core Equity Fund, Series II Shares
AIM VI Global Hlth Care, Ser II           AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser I                    AIM V.I. International Growth Fund, Series I Shares

--------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    327

SUBACCOUNT                                FUND
---------------------------------------------------------------------------------------------------------------------
AIM VI Intl Gro, Ser II                   AIM V.I. International Growth Fund, Series II Shares
AIM VI Mid Cap Core Eq, Ser II            AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AB VPS Bal Shares, Cl B                   AllianceBernstein VPS Balanced Shares Portfolio (Class B)
AB VPS Global Tech, Cl B                  AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B                    AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                     AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B                   AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AB VPS Inter Bond, Cl B                   AllianceBernstein VPS Intermediate Bond Portfolio (Class B)
                                            (previously AllianceBernstein VPS U.S. Government/High Grade Securities
                                            Portfolio (Class B))
AC VP Inc & Gro, Cl I                     American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II               American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                         American Century VP International, Class II
AC VP Mid Cap Val, Cl II                  American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                        American Century VP Ultra(R), Class II
AC VP Val, Cl I                           American Century VP Value, Class I
AC VP Val, Cl II                          American Century VP Value, Class II
Col Asset Alloc, VS Cl A                  Columbia Asset Allocation Fund, Variable Series, Class A
Col Federal Sec, VS Cl A                  Columbia Federal Securities Fund, Variable Series, Class A
Col Hi Yield, VS Cl A                     Columbia High Yield Fund, Variable Series, Class A
Col Hi Yield, VS Cl B                     Columbia High Yield Fund, Variable Series, Class B
Col Lg Cap Gro, VS Cl A                   Columbia Large Cap Growth Fund, Variable Series, Class A
Col Marsico Gro, VS Cl A                  Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B             Columbia Marsico International Opportunities Fund, Variable Series, Class B
Col Sm Cap Val, VS Cl B                   Columbia Small Cap Value Fund, Variable Series, Class B
Col Sm Co Gro, VS Cl A                    Columbia Small Company Growth Fund, Variable Series, Class A
CS Commodity Return                       Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                           Credit Suisse Trust - Mid-Cap Core Portfolio
Drey IP MidCap Stock, Serv                Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv                    Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init                   The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv                       Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv                    Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                            Shares
Drey VIF Intl Val, Serv                   Dreyfus Variable Investment Fund International Value Portfolio, Service
                                            Shares
EV VT Floating-Rate Inc                   Eaton Vance VT Floating-Rate Income Fund
EG VA Bal, Cl 2                           Evergreen VA Balanced Fund - Class 2(2)
EG VA Core Bond, Cl 2                     Evergreen VA Core Bond Fund - Class 2
EG VA Fundamental Lg Cap, Cl 1            Evergreen VA Fundamental Large Cap Fund - Class 1
EG VA Fundamental Lg Cap, Cl 2            Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Gro, Cl 2                           Evergreen VA Growth Fund - Class 2
EG VA Hi Inc, Cl 2                        Evergreen VA High Income Fund - Class 2
EG VA Intl Eq, Cl 1                       Evergreen VA International Equity Fund - Class 1
EG VA Intl Eq, Cl 2                       Evergreen VA International Equity Fund - Class 2
EG VA Omega, Cl 1                         Evergreen VA Omega Fund - Class 1
EG VA Omega, Cl 2                         Evergreen VA Omega Fund - Class 2
EG VA Special Val, Cl 1                   Evergreen VA Special Values Fund - Class 1
EG VA Special Val, Cl 2                   Evergreen VA Special Values Fund - Class 2
EG VA Div Inc Builder, Cl 1               Evergreen VA Diversified Income Builder Fund - Class 1
                                            (previously Evergreen VA Strategic Income Fund - Class 1)
EG VA Div Inc Builder, Cl 2               Evergreen VA Diversified Income Builder Fund - Class 2
                                            (previously Evergreen VA Strategic Income Fund - Class 2)
Fid VIP Bal, Serv Cl                      Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2                    Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl               Fidelity(R) VIP Contrafund(R) Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl                Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2              Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl                      Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2                    Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl                   Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2                 Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2              Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl                  Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl                 Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2               Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2        FTVIPT Franklin Global Real Estate Securities Fund - Class 2

--------------------------------------------------------------------------------

 328    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                FUND
---------------------------------------------------------------------------------------------------------------------
FTVIPT Frank Inc Sec, Cl 2                FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2            FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2         FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2            FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2            FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2                 FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2              FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2                 FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Cap Gro, Inst                      Goldman Sachs VIT Capital Growth Fund - Institutional Shares
GS VIT Mid Cap Val, Inst                  Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Strategic Intl Eq, Inst            Goldman Sachs VIT Strategic International Equity Fund - Institutional
                                            Shares
GS VIT Structd U.S. Eq, Inst              Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Bal, Inst                     Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Global Tech, Serv             Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv                Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Lg Cap Gro, Serv              Janus Aspen Series Large Cap Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv             Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Janus Aspen World Gro, Inst               Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
JPM U.S. Lg Cap Core Eq                   JPMorgan U.S. Large Cap Core Equity Portfolio
Lazard Retire Intl Eq, Serv               Lazard Retirement International Equity Portfolio - Service Shares
Lazard Retire U.S. Strategic, Serv        Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares
LM Ptnrs Var Sm Cap Gro, Cl I             Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
LVIP Baron Gro Opp, Serv Cl               LVIP Baron Growth Opportunities Fund - Service Class(3)
MFS Inv Gro Stock, Serv Cl                MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl                    MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl                    MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl                      MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl                      MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl                     MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl                 MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl                 MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl                    MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl                    MFS(R) Utilities Series - Service Class
OpCap Eq                                  OpCap Equity Portfolio
OpCap Managed                             OpCap Managed Portfolio
OpCap Sm Cap                              OpCap Small Cap Portfolio
Oppen Cap Appr VA                         Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv                   Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                       Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv                 Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                           Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv                     Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                          Oppenheimer Main Street Fund/VA
Oppen Main St Sm Cap VA, Serv             Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA                   Oppenheimer Strategic Bond Fund/VA
Oppen Strategic Bond VA, Serv             Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl           PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA                     Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB                     Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA                   Putnam VT Global Equity Fund - Class IA Shares
Put VT Gro & Inc, Cl IA                   Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB                   Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hlth Sciences, Cl IB               Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA                    Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB                    Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                         Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB                     Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro & Inc, Cl IB              Putnam VT International Growth and Income Fund - Class IB Shares
Put VT Intl New Opp, Cl IB                Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                     Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB                    Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB                  Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                       Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IA                     Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB                     Putnam VT Voyager Fund - Class IB Shares

--------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    329

SUBACCOUNT                                FUND
---------------------------------------------------------------------------------------------------------------------
RVS VP Bal                                RVST RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                          RVST RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                           RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                         RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
THDL VP Emer Mkts                         RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund
                                            (previously RiverSource(R) Variable Portfolio - Emerging Markets Fund)
RVS Ptnrs VP Fundamental Val              RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund
                                            (previously RiverSource(R) Variable Portfolio - Fundamental Value Fund)
RVS VP Global Inflation Prot Sec          RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
                                            Securities Fund
RVS VP Gro                                RVST RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                      RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                            RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund
THDL VP Intl Opp                          RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund
                                            (previously RiverSource(R) Variable Portfolio - International
                                            Opportunity Fund)
RVS VP Lg Cap Eq                          RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RVS VP Lg Cap Val                         RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                        RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                        RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                            RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS Ptnrs VP Select Val                   RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund
                                            (previously RiverSource(R) Variable Portfolio - Select Value Fund)
RVS VP Short Duration                     RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
                                            Fund
RVS VP Sm Cap Adv                         RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVS Ptnrs VP Sm Cap Val                   RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund
                                            (previously RiverSource(R) Variable Portfolio - Small Cap Value Fund)
Royce Micro-Cap, Invest Cl                Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl                   Royce Capital Fund - Small-Cap Portfolio, Investment Class
RW VT Lg Cap Core Eq                      RidgeWorth Variable Trust Large Cap Core Equity Fund
                                            (previously STI Classic Variable Trust Large Cap Core Equity Fund)
RW VT Lg Cap Gro Stock                    RidgeWorth Variable Trust Large Cap Growth Stock Fund
                                            (previously STI Classic Variable Trust Large Cap Growth Stock Fund)
RW VT Lg Cap Val Eq                       RidgeWorth Variable Trust Large Cap Value Equity Fund
                                            (previously STI Classic Variable Trust Large Cap Value Equity Fund)
RW VT Mid-Cap Core Eq                     RidgeWorth Variable Trust Mid-Cap Core Equity Fund
                                            (previously STI Classic Variable Trust Mid-Cap Core Equity Fund)
RW VT Sm Cap Val Eq                       RidgeWorth Variable Trust Small Cap Value Equity Fund
                                            (previously STI Classic Variable Trust Small Cap Value Equity Fund)
Third Ave Val                             Third Avenue Value Portfolio
VanK LIT Comstock, Cl II                  Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK LIT Gro & Inc, Cl II                 Van Kampen Life Investment Trust Growth and Income Portfolio, Class II
                                            Shares
VanK UIF Global Real Est, Cl II           Van Kampen UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II               Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
VanK UIF U.S. Real Est, Cl I              Van Kampen UIF U.S. Real Estate Portfolio, Class I Shares
VanK UIF U.S. Real Est, Cl II             Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl Sm Cap                        Wanger International Small Cap(4)
Wanger U.S. Sm Co                         Wanger U.S. Smaller Companies(5)
WF Adv VT Asset Alloc                     Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT C&B Lg Cap Val                  Wells Fargo Advantage VT C&B Large Cap Value Fund
WF Adv VT Eq Inc                          Wells Fargo Advantage VT Equity Income Fund
WF Adv VT Intl Core                       Wells Fargo Advantage VT International Core Fund
WF Adv VT Lg Co Core                      Wells Fargo Advantage VT Large Company Core Fund
WF Adv VT Lg Co Gro                       Wells Fargo Advantage VT Large Company Growth Fund
WF Adv VT Money Mkt                       Wells Fargo Advantage VT Money Market Fund
WF Adv VT Sm Cap Gro                      Wells Fargo Advantage VT Small Cap Growth Fund
WF Adv VT Total Return Bond               Wells Fargo Advantage VT Total Return Bond Fund
---------------------------------------------------------------------------------------------------------------------





  (1) AIM V.I. Demographic Trends Fund, Series I Shares merged into AIM V.I. Capital Appreciation Fund, Series I Shares on Nov. 3, 2006.

  (2) Effective May 30, 2008, the Fund will change its name to Evergreen VA Capital Builder Fund - Class 2.


  (3) Baron Capital Asset Fund, Insurance Shares reorganized into LVIP Baron Growth Opportunities Fund - Service Class on June 4, 2007.


  (4) Effective June 1, 2008, the Fund will change its name to Wanger International.


  (5) Effective June 1, 2008, the Fund will change its name to Wanger USA.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.


 330    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


3. VARIABLE ACCOUNT EXPENSES

RiverSource Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
EG Essential                   0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions               0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions Select        1.00% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways                    1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways Select             1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Privilege                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
AccessChoice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Plus                  0.90% to 1.95%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice                     1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)

----------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    331

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Galaxy                         1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic            0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic Select     0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
New Solutions                  0.85% to 1.20%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Port Plus                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Port Plus(2)                   1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Pinnacle                       1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Platinum                       1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Preferred                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature Select               1.30% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One                  1.35% to 1.45%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One Select           1.60% to 2.00%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage                1.05% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage Select         0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder                  1.10% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder Select           1.25% to 1.90%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------




4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by RiverSource Life for withdrawals are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by RiverSource Life.


 332    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource Variable Series Trust (RVST) (previously RiverSource(R) Variable Portfolio Funds) funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.530% to 0.350%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.330% to 0.150%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.600% to 0.375%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             1.100% to 0.900%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.730% to 0.600%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
  Securities Fund                                                           0.440% to 0.250%
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.590% to 0.360%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.610% to 0.380%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.800% to 0.570%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.220% to 0.120%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.780% to 0.650%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                      0.480% to 0.250%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.790% to 0.665%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.970% to 0.870%
--------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RVST RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund RVST RiverSource(R) Variable Portfolio - Growth Fund
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    333

The following RVST funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.060% to 0.030%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
  Securities Fund                                                           0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.070% to 0.040%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.060% to 0.030%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                      0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.080% to 0.050%
--------------------------------------------------------------------------------------------


The RVST funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.


In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.


7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2007 were as follows:

SUBACCOUNT                       FUND                                                 PURCHASES
-----------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares          $     4,823,657
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                                       956,322
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                     7,804,817
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares           142,626
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                       686,209
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                   881,176
AIM VI Core Eq, Ser II           AIM V.I. Core Equity Fund, Series II Shares                   77,562
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares            30,957
                                 AIM V.I. International Growth Fund, Series I
AIM VI Intl Gro, Ser I           Shares                                                       170,163
                                 AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II          Shares                                                    65,410,042
                                 AIM V.I. Mid Cap Core Equity Fund, Series II
AIM VI Mid Cap Core Eq, Ser II   Shares                                                       473,300
                                 AllianceBernstein VPS Balanced Shares Portfolio
AB VPS Bal Shares, Cl B          (Class B)                                                    730,893
                                 AllianceBernstein VPS Global Technology Portfolio
AB VPS Global Tech, Cl B         (Class B)                                                  1,655,368
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                                  3,720,459
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                       68,176,881
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                                    894,255
                                 AllianceBernstein VPS Intermediate Bond Portfolio
AB VPS Inter Bond, Cl B          (Class B)                                                  1,152,619
AC VP Inc & Gro, Cl I            American Century VP Income & Growth, Class I                  78,088
AC VP Inflation Prot, Cl II      American Century VP Inflation Protection, Class II        11,170,387
AC VP Intl, Cl II                American Century VP International, Class II                  126,136
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II                   71,624
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                    34,283,505
AC VP Val, Cl I                  American Century VP Value, Class I                           210,458
AC VP Val, Cl II                 American Century VP Value, Class II                          194,682
                                 Columbia Asset Allocation Fund, Variable Series,
Col Asset Alloc, VS Cl A         Class A                                                      135,000
                                 Columbia Federal Securities Fund, Variable Series,
Col Federal Sec, VS Cl A         Class A                                                      229,584
-----------------------------------------------------------------------------------------------------





 334    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------
Col Hi Yield, VS Cl A            Columbia High Yield Fund, Variable Series, Class A   $     61,542
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B     21,014,757
                                 Columbia Large Cap Growth Fund, Variable Series,
Col Lg Cap Gro, VS Cl A          Class A                                                    68,344
                                 Columbia Marsico Growth Fund, Variable Series,
Col Marsico Gro, VS Cl A         Class A                                               146,654,000
                                 Columbia Marsico International Opportunities Fund,
Col Marsico Intl Opp, VS Cl B    Variable Series, Class B                                   56,022
                                 Columbia Small Cap Value Fund, Variable Series,
Col Sm Cap Val, VS Cl B          Class B                                               131,774,192
                                 Columbia Small Company Growth Fund, Variable
Col Sm Co Gro, VS Cl A           Series, Class A                                               994
                                 Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return              Portfolio                                                 277,613
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio              179,206
                                 Dreyfus Investment Portfolios MidCap Stock
Drey IP MidCap Stock, Serv       Portfolio, Service Shares                                  15,359
                                 Dreyfus Investment Portfolios Technology Growth
Drey IP Tech Gro, Serv           Portfolio, Service Shares                               9,009,977
                                 The Dreyfus Socially Responsible Growth Fund,
Drey Soc Resp Gro, Init          Inc., Initial Shares                                       95,282
                                 Dreyfus Variable Investment Fund Appreciation
Drey VIF Appr, Serv              Portfolio, Service Shares                                  75,774
                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Eq, Serv           Equity Portfolio, Service Shares                           22,496
                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Val, Serv          Value Portfolio, Service Shares                           210,994
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund               71,545,053
EG VA Bal, Cl 2                  Evergreen VA Balanced Fund - Class 2                      426,026
EG VA Core Bond, Cl 2            Evergreen VA Core Bond Fund - Class 2                   4,799,099
EG VA Fundamental Lg Cap, Cl 1   Evergreen VA Fundamental Large Cap Fund - Class 1         415,790
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2       3,557,468
EG VA Gro, Cl 2                  Evergreen VA Growth Fund - Class 2                      3,082,094
EG VA Hi Inc, Cl 2               Evergreen VA High Income Fund - Class 2                 3,696,795
EG VA Intl Eq, Cl 1              Evergreen VA International Equity Fund - Class 1        1,474,495
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2        5,019,346
EG VA Omega, Cl 1                Evergreen VA Omega Fund - Class 1                         140,372
EG VA Omega, Cl 2                Evergreen VA Omega Fund - Class 2                       1,438,899
EG VA Special Val, Cl 1          Evergreen VA Special Values Fund - Class 1              2,365,807
EG VA Special Val, Cl 2          Evergreen VA Special Values Fund - Class 2              4,176,720
                                 Evergreen VA Diversified Income Builder
EG VA Div Inc Builder Inc, Cl 1  Fund - Class 1                                          1,568,437
                                 Evergreen VA Diversified Income Builder
EG VA Div Inc Builder Inc, Cl 2  Fund - Class 2                                          5,681,183
Fid VIP Bal, Serv Cl             Fidelity(R) VIP Balanced Portfolio Service Class           80,031
Fid VIP Bal, Serv Cl 2           Fidelity(R) VIP Balanced Portfolio Service Class 2        194,975
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl      Class                                                   7,674,096
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                               238,489,014
                                 Fidelity(R) VIP Dynamic Capital Appreciation
Fid VIP Dyn Appr, Serv Cl 2      Portfolio Service Class 2                                 601,133
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                     758,541
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2     Class 2                                                   107,012
Fid VIP Gro, Serv Cl             Fidelity(R) VIP Growth Portfolio Service Class             19,737
Fid VIP Gro, Serv Cl 2           Fidelity(R) VIP Growth Portfolio Service Class 2          556,714
                                 Fidelity(R) VIP High Income Portfolio Service
Fid VIP Hi Inc, Serv Cl          Class                                                   1,174,331
                                 Fidelity(R) VIP High Income Portfolio Service
Fid VIP Hi Inc, Serv Cl 2        Class 2                                                   384,034
                                 Fidelity(R) VIP Investment Grade Bond Portfolio
Fid VIP Invest Gr, Serv Cl 2     Service Class 2                                       134,627,314
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class         5,183,594
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2      49,737,824
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class        1,133,957
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2     10,727,032
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                          7,832,098
FTVIPT Frank Inc Sec, Cl 2       FTVIPT Franklin Income Securities Fund - Class 2        8,238,511
                                 FTVIPT Franklin Rising Dividends Securities
FTVIPT Frank Rising Divd, Cl 2   Fund - Class 2                                            639,730
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                          2,087,072
FTVIPT Frank Sm Mid Cap Gro, Cl  FTVIPT Franklin Small-Mid Cap Growth Securities
  2                              Fund - Class 2                                          2,772,020
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2         43,290,490
                                 FTVIPT Templeton Developing Markets Securities
FTVIPT Temp Dev Mkts Sec, Cl 2   Fund - Class 2                                          1,113,071
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      5,435,511
                                 FTVIPT Templeton Global Income Securities
FTVIPT Temp Global Inc, Cl 2     Fund - Class 2                                         82,535,342
FTVIPT Temp Gro Sec, Cl 2        FTVIPT Templeton Growth Securities Fund - Class 2       2,227,467
                                 Goldman Sachs VIT Capital Growth
GS VIT Cap Gro, Inst             Fund - Institutional Shares                                61,726
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                            84,473,663
                                 Goldman Sachs VIT Strategic International Equity
GS VIT Strategic Intl Eq, Inst   Fund - Institutional Shares                               276,136
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                             1,982,954
                                 Janus Aspen Series Balanced Portfolio:
Janus Aspen Bal, Inst            Institutional Shares                                      183,477
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                             98,559
                                 Janus Aspen Series International Growth Portfolio:
Janus Aspen Intl Gro, Serv       Service Shares                                            946,795
                                 Janus Aspen Series Large Cap Growth Portfolio:
Janus Aspen Lg Cap Gro, Serv     Service Shares                                        169,757,471
                                 Janus Aspen Series Mid Cap Growth Portfolio:
Janus Aspen Mid Cap Gro, Serv    Service Shares                                             26,004
                                 Janus Aspen Series Worldwide Growth Portfolio:
Janus Aspen World Gro, Inst      Institutional Shares                                       18,738
--------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    335

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------

JPM U.S. Lg Cap Core Eq          JPMorgan U.S. Large Cap Core Equity Portfolio        $    116,868
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                                186,234
Lazard Retire U.S. Strategic,    Lazard Retirement U.S. Strategic Equity
  Serv                           Portfolio - Service Shares                                317,319
                                 Legg Mason Partners Variable Small Cap Growth
LM Ptnrs Var Sm Cap Gro, Cl I    Portfolio, Class I                                         26,480
                                 LVIP Baron Growth Opportunities Fund - Service
LVIP Baron Gro Opp, Serv Cl      Class                                                     538,962
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                     241,765
MFS Inv Trust, Init Cl           MFS(R) Investors Trust Series - Initial Class             189,540
MFS Inv Trust, Serv Cl           MFS(R) Investors Trust Series - Service Class              76,566
MFS New Dis, Init Cl             MFS(R) New Discovery Series - Initial Class               284,848
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class               743,450
MFS Research, Init Cl            MFS(R) Research Series - Initial Class                    219,889
MFS Total Return, Init Cl        MFS(R) Total Return Series - Initial Class                222,664
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class             10,055,450
MFS Utilities, Init Cl           MFS(R) Utilities Series - Initial Class                 2,111,441
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                 2,154,975
OpCap Eq                         OpCap Equity Portfolio                                    154,829
OpCap Managed                    OpCap Managed Portfolio                                   305,474
OpCap Sm Cap                     OpCap Small Cap Portfolio                                 452,231
Oppen Cap Appr VA                Oppenheimer Capital Appreciation Fund/VA                   44,238
                                 Oppenheimer Capital Appreciation Fund/VA, Service
Oppen Cap Appr VA, Serv          Shares                                                  2,224,222
Oppen Global Sec VA              Oppenheimer Global Securities Fund/VA                      59,337
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                  4,811,771
Oppen Hi Inc VA                  Oppenheimer High Income Fund/VA                           139,270
Oppen Hi Inc VA, Serv            Oppenheimer High Income Fund/VA, Service Shares           858,699
Oppen Main St VA                 Oppenheimer Main Street Fund/VA                            32,316
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                  1,214,066
Oppen Strategic Bond VA          Oppenheimer Strategic Bond Fund/VA                         14,646
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    147,314,994
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class    175,281,077
                                 Putnam VT Diversified Income Fund - Class IA
Put VT Div Inc, Cl IA            Shares                                                    216,779
                                 Putnam VT Diversified Income Fund - Class IB
Put VT Div Inc, Cl IB            Shares                                                    110,382
Put VT Global Eq, Cl IA          Putnam VT Global Equity Fund - Class IA Shares            127,653
Put VT Gro & Inc, Cl IA          Putnam VT Growth and Income Fund - Class IA Shares      1,119,171
Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares      2,518,372
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares          199,065
Put VT Hi Yield, Cl IA           Putnam VT High Yield Fund - Class IA Shares                95,950
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares                88,746
Put VT Inc, Cl IB                Putnam VT Income Fund - Class IB Shares                   111,571
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                  9,041,223
                                 Putnam VT International Growth and Income
Put VT Intl Gro & Inc, Cl IB     Fund - Class IB Shares                                      1,801
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                    613,019
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares         33,144
Put VT Research, Cl IB           Putnam VT Research Fund - Class IB Shares                  50,338
Put VT Sm Cap Val, Cl IB         Putnam VT Small Cap Value Fund - Class IB Shares       24,984,093
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                    328,124
Put VT Voyager, Cl IA            Putnam VT Voyager Fund - Class IA Shares                   28,690
Put VT Voyager, Cl IB            Putnam VT Voyager Fund - Class IB Shares                    2,000
                                 RVST RiverSource(R) Variable Portfolio - Balanced
RVS VP Bal                       Fund                                                    1,684,429
                                 RVST RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                        39,862,644
                                 RVST RiverSource(R) Variable
RVS VP Div Bond                  Portfolio - Diversified Bond Fund                     232,308,107
                                 RVST RiverSource(R) Variable
RVS VP Div Eq Inc                Portfolio - Diversified Equity Income Fund            124,225,504
                                 RVST Threadneedle(R) Variable Portfolio - Emerging
THDL VP Emer Mkts                Markets Fund                                           30,813,759
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Fundamental Val     Portfolio - Fundamental Value Fund                    214,334,009
RVS VP Global Inflation Prot     RVST RiverSource(R) Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                   118,330,989
                                 RVST RiverSource(R) Variable Portfolio - Growth
RVS VP Gro                       Fund                                                   17,371,670
                                 RVST RiverSource(R) Variable Portfolio - High
RVS VP Hi Yield Bond             Yield Bond Fund                                        14,891,025
                                 RVST RiverSource(R) Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                     79,869,254
                                 RVST Threadneedle(R) Variable
THDL VP Intl Opp                 Portfolio - International Opportunity Fund                 86,878
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                             6,273,251
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Val                Value Fund                                                 36,225
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro               Growth Fund                                               278,738
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Val               Value Fund                                              1,132,413
                                 RVST RiverSource(R) Variable Portfolio - S&P 500
RVS VP S&P 500                   Index Fund                                              1,553,880
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Select Val          Portfolio - Select Value Fund                              23,508
                                 RVST RiverSource(R) Variable Portfolio - Short
RVS VP Short Duration            Duration U.S. Government Fund                          18,419,552
                                 RVST RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Adv                Advantage Fund                                            430,969

--------------------------------------------------------------------------------------------------


 336    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------

                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Sm Cap Val          Portfolio - Small Cap Value Fund                     $ 22,239,732
                                 Royce Capital Fund - Micro-Cap Portfolio,
Royce Micro-Cap, Invest Cl       Investment Class                                          692,978
                                 Royce Capital Fund - Small-Cap Portfolio,
Royce Sm-Cap, Invest Cl          Investment Class                                          238,914
                                 RidgeWorth Variable Trust Large Cap Core Equity
RW VT Lg Cap Core Eq             Fund                                                    2,505,086
                                 RidgeWorth Variable Trust Large Cap Growth Stock
RW VT Lg Cap Gro Stock           Fund                                                      541,969
                                 RidgeWorth Variable Trust Large Cap Value Equity
RW VT Lg Cap Val Eq              Fund                                                       16,346
RW VT Mid-Cap Core Eq            RidgeWorth Variable Trust Mid-Cap Core Equity Fund         48,962
                                 RidgeWorth Variable Trust Small Cap Value Equity
RW VT Sm Cap Val Eq              Fund                                                    5,044,531
Third Ave Val                    Third Avenue Value Portfolio                            1,005,484
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                             99,001,257
                                 Van Kampen Life Investment Trust Growth and Income
VanK LIT Gro & Inc, Cl II        Portfolio, Class II Shares                                949,544
                                 Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II  II Shares                                              30,648,494
                                 Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II      Shares                                                     48,593
                                 Van Kampen UIF U.S. Real Estate Portfolio, Class I
VanK UIF U.S. Real Est, Cl I     Shares                                                    505,257
                                 Van Kampen UIF U.S. Real Estate Portfolio, Class
VanK UIF U.S. Real Est, Cl II    II Shares                                               3,207,820
Wanger Intl Sm Cap               Wanger International Small Cap                         41,910,106
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                          45,176,183
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund          1,748,468
WF Adv VT C&B Lg Cap Val         Wells Fargo Advantage VT C&B Large Cap Value Fund       5,947,673
WF Adv VT Eq Inc                 Wells Fargo Advantage VT Equity Income Fund             2,453,689
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund          589,356
WF Adv VT Lg Co Core             Wells Fargo Advantage VT Large Company Core Fund          268,466
WF Adv VT Lg Co Gro              Wells Fargo Advantage VT Large Company Growth Fund      1,410,189
WF Adv VT Money Mkt              Wells Fargo Advantage VT Money Market Fund              6,693,272
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund          1,176,194
WF Adv VT Total Return Bond      Wells Fargo Advantage VT Total Return Bond Fund        35,390,857
--------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    337

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2007:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                              BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,
PRICE LEVEL                                     SER II             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.29             $0.88             $1.62             $  --             $1.56
1.05%                                             1.06                --              1.09                --              1.11
1.10%                                             1.28              0.86              1.62                --              1.55
1.15%                                             1.26              1.07              1.33                --              1.50
1.20%                                             1.37              0.72              1.34                --              1.60
1.25%                                               --                --                --                --                --
1.25%                                             1.27              1.06              1.60                --              1.54
1.30%                                             1.72                --              1.69                --              2.09
1.35%                                             1.26              0.85              1.59                --              1.53
1.40%                                               --                --                --                --                --
1.40%                                             1.58              1.18              1.30              1.97              1.92
1.45%                                             1.35              0.70              1.33                --              1.58
1.50%                                             1.57              0.70              1.29              1.40              1.91
1.55%                                             1.70                --              1.67                --              2.07
1.60%                                             1.56              0.77              1.29              1.39              1.90
1.65%                                             1.69              0.69              1.67                --              2.05
1.70%                                             1.56              0.69              1.28                --              1.89
1.75%                                             1.34                --              1.31                --              1.56
1.80%                                             1.55              1.69              1.27                --              1.88
1.85%                                             1.67                --              1.65                --              2.03
1.90%                                             1.22                --              1.29                --              1.46
1.95%                                             1.22                --              1.04                --              1.46
2.00%                                             1.22                --              1.29                --              1.46
2.05%                                             1.22                --              1.28                --              1.45
2.10%                                             1.21                --              1.28                --              1.45
2.15%                                             1.21                --              1.28                --              1.45
2.20%                                             1.21                --              1.28                --              1.45
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    AIM VI
                                                AIM VI            AIM VI          GLOBAL HLTH         AIM VI            AIM VI
                                               CORE EQ,          CORE EQ,            CARE,           INTL GRO,         INTL GRO,
PRICE LEVEL                                      SER I            SER II            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.16             $1.16             $  --             $  --             $  --
1.05%                                               --                --              1.03                --              1.05
1.10%                                             1.16              1.15                --                --                --
1.15%                                             1.16                --              1.03                --              1.04
1.20%                                             1.16              1.15              1.03                --              1.04
1.25%                                               --                --                --                --                --
1.25%                                             1.16              1.15              1.03                --              1.04
1.30%                                               --              1.15              1.03                --              1.04
1.35%                                             1.15              1.15              1.03                --              1.04
1.40%                                               --                --                --                --                --
1.40%                                             1.54              1.15              1.03              2.09              1.04
1.45%                                             1.15              1.15              1.03                --              1.04
1.50%                                             1.15              1.15              1.03                --              1.04
1.55%                                               --              1.15              1.03                --              1.04
1.60%                                             1.15              1.14              1.03                --              1.04
1.65%                                             1.15              1.14              1.03                --              1.04
1.70%                                             1.15              1.14              1.03                --              1.04
1.75%                                               --              1.14              1.03                --              1.04
1.80%                                             1.15              1.14              1.03                --              1.04
1.85%                                               --              1.14              1.03                --              1.04
1.90%                                               --                --              1.03                --              1.04
1.95%                                               --                --              1.03                --              1.04
2.00%                                               --                --              1.03                --              1.04
2.05%                                               --                --              1.03                --              1.04
2.10%                                               --                --              1.03                --              1.04
2.15%                                               --                --              1.03                --              1.04
2.20%                                               --                --              1.02                --              1.04
-----------------------------------------------------------------------------------------------------------------------------------




 338    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                           MID CAP CORE EQ,     BAL SHARES,      GLOBAL TECH,       GRO & INC,         INTL VAL,
PRICE LEVEL                                     SER II             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.32             $0.57             $1.33             $  --
1.05%                                             1.13              1.10              1.16              1.15              1.17
1.10%                                               --              1.32              0.57              1.32                --
1.15%                                             1.36              1.23              1.16              1.34              1.93
1.20%                                             1.13              1.29              1.35              1.46              1.17
1.25%                                               --                --                --                --                --
1.25%                                             1.12              1.31              0.56              1.31              1.17
1.30%                                             1.35              1.45              1.90              1.80              1.92
1.35%                                             1.35              1.30              0.56              1.30              1.91
1.40%                                               --                --                --                --                --
1.40%                                             1.12              1.41              0.86              1.68              1.91
1.45%                                             1.34              1.28              1.34              1.45              1.91
1.50%                                             1.34              1.28              0.52              1.67              1.90
1.55%                                             1.34              1.44              1.87              1.78              1.90
1.60%                                             1.12              1.40              0.55              1.66              1.90
1.65%                                             1.33              1.39              1.86              1.77              1.89
1.70%                                             1.33              1.20              1.76              1.65              1.89
1.75%                                             1.33              1.26              1.32              1.43              1.88
1.80%                                             1.33              1.20              1.75              1.63              1.88
1.85%                                             1.32              1.38              1.85              1.75              1.88
1.90%                                             1.32              1.19              1.15              1.30              1.87
1.95%                                             1.32              1.19              1.15              1.30              1.87
2.00%                                             1.32              1.19              1.15              1.30              1.87
2.05%                                             1.31              1.19              1.15              1.30              1.86
2.10%                                             1.31              1.19              1.15              1.30              1.86
2.15%                                             1.31              1.18              1.15              1.29              1.86
2.20%                                             1.31              1.18              1.15              1.29              1.85
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                              LG CAP GRO,       INTER BOND,       INC & GRO,      INFLATION PROT,        INTL,
PRICE LEVEL                                      CL B              CL B              CL I              CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.74             $  --             $  --             $  --             $  --
1.05%                                               --                --                --              1.10              1.26
1.10%                                             0.73                --                --                --                --
1.15%                                               --                --                --              1.15              1.80
1.20%                                             1.37                --                --              1.10              1.26
1.25%                                               --                --                --                --                --
1.25%                                             0.72                --                --              1.10              1.26
1.30%                                             1.66                --                --              1.15              1.79
1.35%                                             0.72                --                --              1.14              1.79
1.40%                                               --                --                --                --                --
1.40%                                             0.87              1.35              1.54              1.14              1.26
1.45%                                             1.36                --                --              1.14              1.78
1.50%                                             0.71              1.25                --              1.14              1.78
1.55%                                             1.64                --                --              1.14              1.78
1.60%                                             0.76              1.34                --              1.13              1.25
1.65%                                             1.64                --                --              1.13              1.77
1.70%                                             1.46                --                --              1.13              1.77
1.75%                                             1.34                --                --              1.13              1.76
1.80%                                             1.46                --                --              1.12              1.76
1.85%                                             1.62                --                --              1.12              1.76
1.90%                                               --                --                --              1.12              1.76
1.95%                                               --                --                --              1.12              1.75
2.00%                                               --                --                --              1.12              1.75
2.05%                                               --                --                --              1.11              1.75
2.10%                                               --                --                --              1.11              1.74
2.15%                                               --                --                --              1.11              1.74
2.20%                                               --                --                --              1.11              1.74
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    339

                                                 AC VP             AC VP             AC VP             AC VP           COL ASSET
                                             MID CAP VAL,         ULTRA,             VAL,              VAL,             ALLOC,
PRICE LEVEL                                      CL II             CL II             CL I              CL II            VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.90              1.15                --              1.05                --
1.10%                                               --                --                --                --                --
1.15%                                             0.90              1.23                --              1.24              1.64
1.20%                                             0.90              1.15                --              1.05                --
1.25%                                               --                --                --                --                --
1.25%                                             0.90              1.15                --              1.04              1.63
1.30%                                             0.90              1.22                --              1.24                --
1.35%                                             0.90              1.22                --              1.23                --
1.40%                                               --                --                --                --                --
1.40%                                             0.90              1.15              1.99              1.23                --
1.45%                                             0.90              1.21                --              1.23                --
1.50%                                             0.90              1.21                --              1.23                --
1.55%                                             0.90              1.21                --              1.22                --
1.60%                                             0.90              1.14                --              1.22                --
1.65%                                             0.90              1.20                --              1.22                --
1.70%                                             0.90              1.20                --              1.22                --
1.75%                                             0.90              1.20                --              1.22                --
1.80%                                             0.90              1.20                --              1.21                --
1.85%                                             0.90              1.19                --              1.21                --
1.90%                                             0.90              1.19                --              1.21                --
1.95%                                             0.90              1.19                --              1.21                --
2.00%                                             0.90              1.19                --              1.20                --
2.05%                                             0.89              1.19                --              1.20                --
2.10%                                             0.89              1.18                --              1.20                --
2.15%                                             0.89              1.18                --              1.20                --
2.20%                                             0.89              1.18                --              1.20                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                  COL               COL               COL               COL               COL
                                             FEDERAL SEC,        HI YIELD,         HI YIELD,        LG CAP GRO,      MARSICO GRO,
PRICE LEVEL                                     VS CL A           VS CL A           VS CL B           VS CL A           VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                               --                --              1.08                --              1.13
1.10%                                               --                --                --                --                --
1.15%                                             1.14              1.08              1.07              1.30              1.12
1.20%                                               --                --              1.07                --              1.12
1.25%                                               --                --                --                --                --
1.25%                                             1.13              1.07              1.07              1.29              1.12
1.30%                                               --                --              1.07                --              1.12
1.35%                                               --                --              1.07                --              1.12
1.40%                                               --                --                --                --                --
1.40%                                               --                --              1.07                --              1.12
1.45%                                               --                --              1.07                --              1.12
1.50%                                               --                --              1.07                --              1.12
1.55%                                               --                --              1.07                --              1.12
1.60%                                               --                --              1.07                --              1.12
1.65%                                               --                --              1.07                --              1.12
1.70%                                               --                --              1.07                --              1.12
1.75%                                               --                --              1.06                --              1.12
1.80%                                               --                --              1.06                --              1.12
1.85%                                               --                --              1.06                --              1.12
1.90%                                               --                --              1.06                --              1.12
1.95%                                               --                --              1.06                --              1.12
2.00%                                               --                --              1.06                --              1.12
2.05%                                               --                --              1.06                --              1.12
2.10%                                               --                --              1.06                --              1.12
2.15%                                               --                --              1.06                --              1.12
2.20%                                               --                --              1.06                --              1.12
-----------------------------------------------------------------------------------------------------------------------------------




 340    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  COL
                                                MARSICO             COL               COL
                                               INTL OPP,        SM CAP VAL,       SM CO GRO,            CS                CS
PRICE LEVEL                                     VS CL B           VS CL B           VS CL A      COMMODITY RETURN    MID-CAP CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             1.14              1.00                --              1.10                --
1.10%                                               --                --                --                --                --
1.15%                                             1.14              1.39              2.09              1.10                --
1.20%                                             1.14              1.00                --              1.10                --
1.25%                                               --                --                --                --                --
1.25%                                             1.14              1.00              2.08              1.10                --
1.30%                                             1.14              1.38                --              1.10                --
1.35%                                             1.14              1.38                --              1.10                --
1.40%                                               --                --                --                --                --
1.40%                                             1.14              0.99                --              1.10              1.35
1.45%                                             1.14              1.37                --              1.10                --
1.50%                                             1.14              1.37                --              1.10              0.98
1.55%                                             1.14              1.37                --              1.10                --
1.60%                                             1.14              0.99                --              1.10              0.87
1.65%                                             1.13              1.36                --              1.10                --
1.70%                                             1.13              1.36                --              1.10                --
1.75%                                             1.13              1.36                --              1.10                --
1.80%                                             1.13              1.36                --              1.10                --
1.85%                                             1.13              1.35                --              1.10                --
1.90%                                             1.13              1.35                --              1.10                --
1.95%                                             1.13              1.35                --              1.10                --
2.00%                                             1.13              1.35                --              1.10                --
2.05%                                             1.13              1.34                --              1.10                --
2.10%                                             1.13              1.34                --              1.10                --
2.15%                                             1.13              1.34                --              1.10                --
2.20%                                             1.13              1.34                --              1.10                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
PRICE LEVEL                                      SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.99              1.11                --              1.18              1.10
1.10%                                               --                --                --                --                --
1.15%                                             1.30              1.23                --              1.29              1.09
1.20%                                             0.98              1.10              0.74              1.18              1.09
1.25%                                               --                --                --                --                --
1.25%                                             0.98              1.10              0.74              1.18              1.09
1.30%                                             1.30              1.22                --              1.28              1.09
1.35%                                             1.29              1.22                --              1.28              1.09
1.40%                                               --                --                --                --                --
1.40%                                             0.98              1.22              0.88              1.27              1.09
1.45%                                             1.29              1.22              0.73              1.27              1.09
1.50%                                             1.29              1.21              0.73              1.27              1.09
1.55%                                             1.28              1.21                --              1.27              1.09
1.60%                                             0.98              1.21              1.56              1.27              1.09
1.65%                                             1.28              1.21              0.72              1.26              1.09
1.70%                                             1.28              1.20              0.72              1.26              1.09
1.75%                                             1.27              1.20                --              1.26              1.09
1.80%                                             1.27              1.20              1.55              1.26              1.09
1.85%                                             1.27              1.20                --              1.25              1.09
1.90%                                             1.27              1.20                --              1.25              1.09
1.95%                                             1.27              1.19                --              1.25              1.09
2.00%                                             1.26              1.19                --              1.25              1.09
2.05%                                             1.26              1.19                --              1.24              1.09
2.10%                                             1.26              1.19                --              1.24              1.09
2.15%                                             1.26              1.19                --              1.24              1.09
2.20%                                             1.25              1.18                --              1.24              1.09
-----------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    341

                                                                                                                         EG VA
                                               DREY VIF            EV VT             EG VA             EG VA          FUNDAMENTAL
                                               INTL VAL,       FLOATING-RATE         BAL,           CORE BOND,          LG CAP,
PRICE LEVEL                                      SERV               INC              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $1.43             $1.18             $1.37
1.05%                                             1.10              0.99                --                --                --
1.10%                                               --                --              1.42              1.18              1.36
1.15%                                             1.57              0.99                --              1.11                --
1.20%                                             1.09              0.99              1.28              1.12                --
1.25%                                               --                --                --                --                --
1.25%                                             1.09              0.99              1.41              1.17              1.34
1.30%                                             1.56              0.98              1.43              1.12                --
1.35%                                             1.56              0.98              1.40              1.16              1.33
1.40%                                               --                --                --                --                --
1.40%                                             1.09              0.98              1.40              1.16                --
1.45%                                             1.55              0.98              1.27              1.10                --
1.50%                                             1.55              0.98              1.39              1.15                --
1.55%                                             1.55              0.98              1.41              1.11                --
1.60%                                             1.09              0.98              1.38              1.15                --
1.65%                                             1.54              0.98              1.40              1.11                --
1.70%                                             1.54              0.98              1.38              1.14                --
1.75%                                             1.54              0.98              1.25              1.09                --
1.80%                                             1.53              0.98              1.37              1.13                --
1.85%                                             1.53              0.98              1.39              1.09                --
1.90%                                             1.53              0.98                --              1.08                --
1.95%                                             1.53              0.98                --                --                --
2.00%                                             1.52              0.98                --              1.08                --
2.05%                                             1.52              0.98                --              1.07                --
2.10%                                             1.52              0.98                --              1.07                --
2.15%                                             1.51              0.98                --              1.07                --
2.20%                                             1.51              0.98                --              1.07                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA
                                              FUNDAMENTAL          EG VA             EG VA             EG VA             EG VA
                                                LG CAP,            GRO,             HI INC,          INTL EQ,          INTL EQ,
PRICE LEVEL                                      CL 2              CL 2              CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.70             $1.93             $1.42             $1.97             $2.25
1.05%                                               --                --                --                --                --
1.10%                                             1.70              1.92              1.42              1.96              2.24
1.15%                                             1.39              1.42              1.15                --              1.81
1.20%                                             1.46              1.42              1.20                --              1.99
1.25%                                               --                --                --                --                --
1.25%                                             1.68              1.90              1.41              1.95              2.22
1.30%                                             1.80              1.97              1.34                --              2.48
1.35%                                             1.67              1.89              1.40              1.94              2.21
1.40%                                               --                --                --                --                --
1.40%                                             1.67              1.89              1.39                --              2.20
1.45%                                             1.44              1.41              1.19                --              1.97
1.50%                                             1.66              1.88              1.39                --              2.19
1.55%                                             1.77              1.94              1.32                --              2.45
1.60%                                             1.65              1.87              1.38                --              2.18
1.65%                                             1.76              1.93              1.31                --              2.44
1.70%                                             1.64              1.86              1.37                --              2.17
1.75%                                             1.42              1.39              1.17                --              1.94
1.80%                                             1.63              1.85              1.36                --              2.15
1.85%                                             1.75              1.91              1.30                --              2.42
1.90%                                             1.36              1.38              1.12                --              1.76
1.95%                                               --                --                --                --                --
2.00%                                             1.35              1.37              1.11                --              1.76
2.05%                                             1.35              1.37              1.11                --              1.75
2.10%                                             1.35              1.37              1.11                --              1.75
2.15%                                             1.34              1.36              1.11                --              1.75
2.20%                                             1.34              1.36              1.11                --              1.74
-----------------------------------------------------------------------------------------------------------------------------------




 342    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                                OMEGA,            OMEGA,         SPECIAL VAL,      SPECIAL VAL,    DIV INC BUILDER,
PRICE LEVEL                                      CL 1              CL 2              CL 1              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.90             $1.68             $2.19             $1.74             $1.64
1.05%                                               --                --                --                --                --
1.10%                                             0.89              1.67              2.17              1.73              1.63
1.15%                                               --              1.24                --              1.37                --
1.20%                                               --              1.27                --              1.50                --
1.25%                                               --                --                --                --                --
1.25%                                             0.88              1.65              2.15              1.72              1.61
1.30%                                               --              1.75                --              1.85                --
1.35%                                             0.87              1.64              2.13              1.71              1.60
1.40%                                               --                --                --                --                --
1.40%                                               --              1.64                --              1.70                --
1.45%                                               --              1.26                --              1.48                --
1.50%                                               --              1.63                --              1.69                --
1.55%                                               --              1.73                --              1.83                --
1.60%                                               --              1.62                --              1.69                --
1.65%                                               --              1.72                --              1.82                --
1.70%                                               --              1.61                --              1.68                --
1.75%                                               --              1.24                --              1.46                --
1.80%                                               --              1.60                --              1.67                --
1.85%                                               --              1.70                --              1.80                --
1.90%                                               --              1.21                --              1.33                --
1.95%                                               --                --                --                --                --
2.00%                                               --              1.20                --              1.33                --
2.05%                                               --              1.20                --              1.32                --
2.10%                                               --              1.20                --              1.32                --
2.15%                                               --              1.20                --              1.32                --
2.20%                                               --              1.19                --              1.32                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                           DIV INC BUILDER,        BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
PRICE LEVEL                                      CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.41             $  --             $  --             $1.64             $1.85
1.05%                                               --                --                --                --              1.20
1.10%                                             1.40                --                --              1.62              1.84
1.15%                                             1.14              1.27                --                --              1.64
1.20%                                             1.15                --                --                --              1.74
1.25%                                               --                --                --                --                --
1.25%                                             1.39              1.26                --              1.61              1.82
1.30%                                             1.26                --                --                --              2.17
1.35%                                             1.38                --                --              1.59              1.81
1.40%                                               --                --                --                --                --
1.40%                                             1.38                --              1.34                --              2.03
1.45%                                             1.14                --                --                --              1.72
1.50%                                             1.37                --              1.30                --              2.02
1.55%                                             1.25                --                --                --              2.15
1.60%                                             1.36                --              1.33                --              2.01
1.65%                                             1.24                --                --                --              2.13
1.70%                                             1.35                --              1.28                --              2.00
1.75%                                             1.13                --                --                --              1.70
1.80%                                             1.34                --              1.28                --              1.98
1.85%                                             1.23                --                --                --              2.11
1.90%                                             1.11                --                --                --              1.59
1.95%                                               --                --                --                --              1.59
2.00%                                             1.10                --                --                --              1.59
2.05%                                             1.10                --                --                --              1.58
2.10%                                             1.10                --                --                --              1.58
2.15%                                             1.10                --                --                --              1.58
2.20%                                             1.09                --                --                --              1.58
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    343

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $1.38
1.05%                                               --                --                --                --              1.27
1.10%                                               --                --                --                --              1.38
1.15%                                               --              1.22                --              1.06              1.42
1.20%                                             1.52                --                --                --              1.44
1.25%                                               --                --                --                --                --
1.25%                                             1.52              1.21                --              1.05              1.36
1.30%                                               --                --                --                --              1.87
1.35%                                               --                --                --                --              1.36
1.40%                                               --                --                --                --                --
1.40%                                             1.50              1.22              1.38                --              1.32
1.45%                                             1.50                --                --                --              1.42
1.50%                                             1.49              1.20              1.37                --              1.31
1.55%                                               --                --                --                --              1.85
1.60%                                             1.77              1.22              1.36                --              1.30
1.65%                                             1.48                --                --                --              1.84
1.70%                                             1.47                --              1.37                --              1.29
1.75%                                               --                --                --                --              1.40
1.80%                                             1.76                --              1.35                --              1.29
1.85%                                               --                --                --                --              1.82
1.90%                                               --                --                --                --              1.38
1.95%                                               --                --                --                --              1.38
2.00%                                               --                --                --                --              1.38
2.05%                                               --                --                --                --              1.38
2.10%                                               --                --                --                --              1.37
2.15%                                               --                --                --                --              1.37
2.20%                                               --                --                --                --              1.37
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
PRICE LEVEL                                     SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.14             $  --             $  --             $2.61             $2.13
1.05%                                               --                --              1.07                --              1.13
1.10%                                             1.13                --                --              2.59              2.12
1.15%                                               --                --              1.11              3.49              1.80
1.20%                                               --              1.42              1.07                --              2.35
1.25%                                               --                --                --                --                --
1.25%                                             1.12              1.41              1.07              3.46              2.34
1.30%                                               --                --              1.10                --              2.52
1.35%                                             1.11                --              1.10              2.54              2.09
1.40%                                               --                --                --                --                --
1.40%                                               --              1.40              1.07              3.44              2.32
1.45%                                               --              1.39              1.09                --              2.31
1.50%                                               --              1.39              1.09              2.38              2.30
1.55%                                               --                --              1.09                --              2.49
1.60%                                               --              1.44              1.06              2.36              2.17
1.65%                                               --              1.37              1.09                --              2.28
1.70%                                               --              1.37              1.08                --              2.27
1.75%                                               --                --              1.08                --              1.90
1.80%                                               --              1.43              1.08                --              2.15
1.85%                                               --                --              1.08                --              2.45
1.90%                                               --                --              1.08                --              1.75
1.95%                                               --                --              1.07                --              1.75
2.00%                                               --                --              1.07                --              1.74
2.05%                                               --                --              1.07                --              1.74
2.10%                                               --                --              1.07                --              1.74
2.15%                                               --                --              1.07                --              1.73
2.20%                                               --                --              1.06                --              1.73
-----------------------------------------------------------------------------------------------------------------------------------




 344    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                               OVERSEAS,         OVERSEAS,        GLOBAL REAL        INC SEC,        RISING DIVD,
PRICE LEVEL                                     SERV CL          SERV CL 2         EST, CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.90             $1.72             $  --             $  --
1.05%                                               --              1.22              0.90              1.14              1.03
1.10%                                               --              1.89              1.71                --                --
1.15%                                               --              1.75              1.41              1.36              1.25
1.20%                                               --              1.91              2.62              2.00              1.03
1.25%                                               --                --                --                --                --
1.25%                                               --              1.88              2.61              1.99              1.03
1.30%                                               --              2.58              1.90              1.35              1.24
1.35%                                               --              1.86              1.69              1.35              1.24
1.40%                                               --                --                --                --                --
1.40%                                             1.49              2.57              2.43              1.69              1.03
1.45%                                               --              1.89              2.28              1.68              1.23
1.50%                                             1.28              1.89              2.27              1.67              1.23
1.55%                                               --              2.55              1.87              1.34              1.23
1.60%                                             1.19              2.54              2.52              1.65              1.03
1.65%                                               --              2.54              2.24              1.65              1.22
1.70%                                               --              1.71              2.23              1.65              1.22
1.75%                                               --              1.87              1.41              1.33              1.22
1.80%                                               --              1.71              1.75              1.72              1.22
1.85%                                               --              2.51              1.80              1.32              1.22
1.90%                                               --              1.70              1.37              1.32              1.21
1.95%                                               --              1.70                --              1.32              1.21
2.00%                                               --              1.69              1.37              1.31              1.21
2.05%                                               --              1.69              1.37              1.31              1.21
2.10%                                               --              1.69              1.36              1.31              1.20
2.15%                                               --              1.68              1.36              1.31              1.20
2.20%                                               --              1.68              1.36              1.30              1.20
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT            FTVIPT            FTVIPT
                                              SM CAP VAL,       SM MID CAP       MUTUAL SHARES     TEMP DEV MKTS     TEMP FOR SEC,
PRICE LEVEL                                      CL 2            GRO, CL 2         SEC, CL 2         SEC, CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.54             $0.98             $1.84             $2.99             $1.57
1.05%                                               --              1.09              1.12                --                --
1.10%                                             1.54              0.97              1.82              2.98              1.56
1.15%                                             2.50              1.31              1.92                --              1.66
1.20%                                             1.52              0.71              1.95                --              1.86
1.25%                                               --                --              1.94(1)             --              1.65(3)
1.25%                                             2.47              1.30              1.91(2)           2.94              1.54(4)
1.30%                                             2.01              1.85              1.82                --              2.33
1.35%                                             1.51              0.96              1.79              2.92              1.53
1.40%                                               --                --                --                --                --
1.40%                                             1.66              0.64              1.91                --              1.89
1.45%                                             1.50              0.69              1.81                --              1.84
1.50%                                             1.65              0.64              1.81                --              1.88
1.55%                                             1.98              1.83              1.80                --              2.30
1.60%                                             1.64              1.35              1.92                --              1.87
1.65%                                             1.48              0.63              1.78                --              2.29
1.70%                                             1.63              0.63              1.78                --              1.86
1.75%                                             1.53              1.35              1.51                --              1.82
1.80%                                             1.62              1.33              1.52                --              1.82
1.85%                                             1.95              1.80              1.77                --              2.27
1.90%                                               --              1.29              1.39                --                --
1.95%                                               --              1.28              1.39                --                --
2.00%                                               --              1.28              1.39                --                --
2.05%                                               --              1.28              1.39                --                --
2.10%                                               --              1.28              1.38                --                --
2.15%                                               --              1.28              1.38                --                --
2.20%                                               --              1.27              1.38                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    345

                                                                                                                       GS VIT
                                               FTVIPT            FTVIPT            GS VIT            GS VIT        STRATEGIC INTL
                                          TEMP GLOBAL INC,    TEMP GRO SEC,       CAP GRO,        MID CAP VAL,           EQ,
PRICE LEVEL                                     CL 2              CL 2              INST              INST              INST
                                          ----------------------------------------------------------------------------------------
1.00%                                           $  --             $  --             $  --             $  --             $  --
1.05%                                            1.15              1.12                --              1.10                --
1.10%                                              --                --                --                --                --
1.15%                                            1.36              1.48                --              1.57                --
1.20%                                            1.15              1.12                --              3.04                --
1.25%                                              --                --                --                --                --
1.25%                                            1.15              1.12                --              3.03                --
1.30%                                            1.36              1.47                --              1.56                --
1.35%                                            1.35              1.46                --              1.56                --
1.40%                                              --                --                --                --                --
1.40%                                            1.35              1.11              1.02              2.68              1.44
1.45%                                            1.35              1.46                --              2.98                --
1.50%                                            1.35              1.46              0.88              2.97              1.16
1.55%                                            1.34              1.45                --              1.55                --
1.60%                                            1.34              1.11              0.91              2.12              1.11
1.65%                                            1.34              1.45                --              2.94                --
1.70%                                            1.34              1.45                --              2.93                --
1.75%                                            1.33              1.44                --              1.53                --
1.80%                                            1.33              1.44                --              2.10                --
1.85%                                            1.33              1.44                --              1.53                --
1.90%                                            1.33              1.44                --              1.53                --
1.95%                                            1.33              1.43                --              1.52                --
2.00%                                            1.32              1.43                --              1.52                --
2.05%                                            1.32              1.43                --              1.52                --
2.10%                                            1.32              1.42                --              1.51                --
2.15%                                            1.32              1.42                --              1.51                --
2.20%                                            1.31              1.42                --              1.51                --
----------------------------------------------------------------------------------------------------------------------------------

                                               GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                          STRUCTD U.S. EQ,        BAL,          GLOBAL TECH,        INTL GRO,        LG CAP GRO,
PRICE LEVEL                                     INST              INST              SERV              SERV              SERV
                                          ----------------------------------------------------------------------------------------
1.00%                                           $  --             $  --             $  --             $  --             $  --
1.05%                                            0.94                --                --                --              1.06
1.10%                                              --                --                --                --                --
1.15%                                            0.94                --              0.53                --              0.80
1.20%                                            1.02                --                --                --              1.06
1.25%                                              --                --                --                --                --
1.25%                                            1.02                --              0.53                --              0.79
1.30%                                            0.94                --                --                --              1.06
1.35%                                            0.94                --                --                --              1.06
1.40%                                              --                --                --                --                --
1.40%                                            1.10              2.15              0.49              1.62              0.74
1.45%                                            1.00                --                --                --              1.06
1.50%                                            1.00                --              0.49              1.61              0.74
1.55%                                            0.94                --                --                --              1.05
1.60%                                            1.01                --              0.49              1.46              0.72
1.65%                                            0.99                --                --                --              1.05
1.70%                                            0.98                --                --                --              1.05
1.75%                                            0.94                --                --                --              1.05
1.80%                                            1.69                --                --                --              1.05
1.85%                                            0.94                --                --                --              1.05
1.90%                                            0.94                --                --                --              1.05
1.95%                                            0.94                --                --                --              1.05
2.00%                                            0.93                --                --                --              1.05
2.05%                                            0.93                --                --                --              1.05
2.10%                                            0.93                --                --                --              1.05
2.15%                                            0.93                --                --                --              1.05
2.20%                                            0.93                --                --                --              1.05
----------------------------------------------------------------------------------------------------------------------------------




 346    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              JANUS ASPEN       JANUS ASPEN        JPM U.S.        LAZARD RETIRE     LAZARD RETIRE
                                             MID CAP GRO,       WORLD GRO,          LG CAP           INTL EQ,       U.S. STRATEGIC,
PRICE LEVEL                                      SERV              INST             CORE EQ            SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                               --                --                --                --                --
1.10%                                               --                --                --                --                --
1.15%                                             0.77                --                --                --                --
1.20%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.76                --                --                --                --
1.30%                                               --                --                --                --                --
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.69              1.64              0.95              1.30              1.17
1.45%                                               --                --                --                --                --
1.50%                                             0.69                --              0.90              1.28              1.16
1.55%                                               --                --                --                --                --
1.60%                                             0.57                --              0.93              1.27              1.25
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
1.85%                                               --                --                --                --                --
1.90%                                               --                --                --                --                --
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
2.10%                                               --                --                --                --                --
2.15%                                               --                --                --                --                --
2.20%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                               LM PTNRS         LVIP BARON          MFS INV           MFS INV           MFS INV
                                              VAR SM CAP         GRO OPP,         GRO STOCK,          TRUST,            TRUST,
PRICE LEVEL                                    GRO, CL I          SERV CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $0.80             $  --             $  --
1.05%                                             1.03                --              1.13                --                --
1.10%                                               --                --              0.79                --                --
1.15%                                             1.03                --              1.29              1.16              1.08
1.20%                                             1.03                --              1.32              1.15                --
1.25%                                               --                --                --                --                --
1.25%                                             1.03                --              0.78              1.15              1.08
1.30%                                             1.03                --              1.58                --                --
1.35%                                             1.03                --              0.78                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.03              2.01              1.57              1.12              1.33
1.45%                                             1.03                --              1.30              1.11                --
1.50%                                             1.03              1.67              1.30              1.11              1.33
1.55%                                             1.03                --              1.56                --                --
1.60%                                             1.03              1.67              1.56              1.75              1.32
1.65%                                             1.03                --              1.55              1.09                --
1.70%                                             1.03                --              1.27              1.09              1.32
1.75%                                             1.03                --              1.29                --                --
1.80%                                             1.03                --              1.26              1.73              1.30
1.85%                                             1.03                --              1.54                --                --
1.90%                                             1.03                --              1.26                --                --
1.95%                                             1.03                --              1.26                --                --
2.00%                                             1.03                --              1.25                --                --
2.05%                                             1.03                --              1.25                --                --
2.10%                                             1.03                --              1.25                --                --
2.15%                                             1.03                --              1.25                --                --
2.20%                                             1.03                --              1.24                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    347

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
PRICE LEVEL                                     INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.05             $  --             $  --             $1.51
1.05%                                               --              1.02                --                --              1.10
1.10%                                               --              1.04                --                --              1.50
1.15%                                             1.44              0.95                --              1.56              1.42
1.20%                                               --              1.21                --                --              1.32
1.25%                                               --                --                --                --                --
1.25%                                             1.43              0.94                --              1.55              1.41
1.30%                                               --              1.64                --                --              1.47
1.35%                                               --              1.02                --                --              1.47
1.40%                                               --                --                --                --                --
1.40%                                             1.45              1.18              1.14                --              1.33
1.45%                                               --              1.19                --                --              1.31
1.50%                                             0.97              1.17              0.94                --              1.32
1.55%                                               --              1.62                --                --              1.45
1.60%                                             0.89              1.16              0.98                --              1.31
1.65%                                               --              1.61                --                --              1.44
1.70%                                               --              1.16                --                --              1.30
1.75%                                               --              1.18                --                --              1.29
1.80%                                               --              1.15                --                --              1.27
1.85%                                               --              1.60                --                --              1.43
1.90%                                               --              1.19                --                --              1.22
1.95%                                               --              1.19                --                --              1.22
2.00%                                               --              1.19                --                --              1.22
2.05%                                               --              1.19                --                --              1.22
2.10%                                               --              1.19                --                --              1.21
2.15%                                               --              1.18                --                --              1.21
2.20%                                               --              1.18                --                --              1.21
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS
                                              UTILITIES,        UTILITIES,           OPCAP             OPCAP             OPCAP
PRICE LEVEL                                     INIT CL           SERV CL             EQ              MANAGED           SM CAP
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $2.85             $  --             $  --             $  --
1.05%                                               --              1.54                --                --                --
1.10%                                               --              2.84                --                --                --
1.15%                                             2.26              1.85                --                --                --
1.20%                                             1.74              2.63                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             2.24              1.84                --                --                --
1.30%                                               --              3.21                --                --                --
1.35%                                               --              2.80                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.34              2.72              1.59              2.59              2.02
1.45%                                             1.71              2.60                --                --                --
1.50%                                             1.55              2.70                --                --                --
1.55%                                               --              3.17                --                --                --
1.60%                                             1.79              2.63                --                --                --
1.65%                                             1.53              3.09                --                --                --
1.70%                                             1.53              2.67                --                --                --
1.75%                                               --              2.57                --                --                --
1.80%                                             3.16              2.60                --                --                --
1.85%                                               --              3.06                --                --                --
1.90%                                               --              2.28                --                --                --
1.95%                                               --              2.27                --                --                --
2.00%                                               --              2.27                --                --                --
2.05%                                               --              2.27                --                --                --
2.10%                                               --              2.26                --                --                --
2.15%                                               --              2.26                --                --                --
2.20%                                               --              2.25                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------




 348    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                               CAP APPR          CAP APPR           GLOBAL        GLOBAL SEC VA,        HI INC
PRICE LEVEL                                       VA             VA, SERV           SEC VA             SERV               VA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.34             $  --             $1.76             $  --
1.05%                                               --              1.15                --              1.12                --
1.10%                                               --              1.33                --              1.75                --
1.15%                                               --              1.32                --              1.59                --
1.20%                                               --              1.38                --              1.76                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.32                --              1.75                --
1.30%                                               --              1.71                --              2.35                --
1.35%                                               --              1.31                --              1.73                --
1.40%                                               --                --                --                --                --
1.40%                                             1.79              1.61              2.25              1.74              1.33
1.45%                                               --              1.36                --              1.73                --
1.50%                                               --              1.61                --              1.73                --
1.55%                                               --              1.69                --              2.32                --
1.60%                                               --              1.59                --              2.06                --
1.65%                                               --              1.68                --              1.70                --
1.70%                                               --              1.58                --              1.71                --
1.75%                                               --              1.35                --              1.70                --
1.80%                                               --              1.57                --              2.04                --
1.85%                                               --              1.66                --              2.28                --
1.90%                                               --              1.29                --              1.54                --
1.95%                                               --              1.28                --              1.54                --
2.00%                                               --              1.28                --              1.54                --
2.05%                                               --              1.28                --              1.53                --
2.10%                                               --              1.28                --              1.53                --
2.15%                                               --              1.27                --              1.53                --
2.20%                                               --              1.27                --              1.53                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                              HI INC VA,          MAIN ST         MAIN ST SM         STRATEGIC         STRATEGIC
PRICE LEVEL                                      SERV               VA           CAP VA, SERV         BOND VA        BOND VA, SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.36             $  --             $1.61             $  --             $1.51
1.05%                                               --                --              0.98                --              1.13
1.10%                                             1.36                --              1.60                --              1.50
1.15%                                               --                --              1.40                --              1.25
1.20%                                             1.18                --              1.45                --              1.49
1.25%                                               --                --                --                --                --
1.25%                                             1.34                --              1.59                --              1.48
1.30%                                             1.28                --              2.03                --              1.33
1.35%                                             1.34                --              1.58                --              1.48
1.40%                                               --                --                --                --                --
1.40%                                             1.38              1.16              1.89              1.66              1.47
1.45%                                             1.17                --              1.43                --              1.46
1.50%                                             1.17                --              1.88                --              1.46
1.55%                                             1.37                --              2.00                --              1.40
1.60%                                             1.26                --              1.87                --              1.37
1.65%                                             1.36                --              1.99                --              1.45
1.70%                                               --                --              1.86                --              1.44
1.75%                                             1.16                --              1.42                --              1.26
1.80%                                               --                --              1.85                --              1.36
1.85%                                             1.24                --              1.97                --              1.30
1.90%                                               --                --              1.36                --              1.21
1.95%                                               --                --              1.36                --              1.21
2.00%                                               --                --              1.36                --              1.21
2.05%                                               --                --              1.36                --              1.21
2.10%                                               --                --              1.35                --              1.21
2.15%                                               --                --              1.35                --              1.20
2.20%                                               --                --              1.35                --              1.20
-----------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    349

                                               PIMCO VIT          PUT VT            PUT VT            PUT VT            PUT VT
                                              ALL ASSET,         DIV INC,          DIV INC,         GLOBAL EQ,        GRO & INC,
PRICE LEVEL                                   ADVISOR CL           CL IA             CL IB             CL IA             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             1.04                --                --                --                --
1.10%                                               --                --                --                --                --
1.15%                                             1.04                --                --                --                --
1.20%                                             1.04                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.04                --                --                --                --
1.30%                                             1.04                --                --                --                --
1.35%                                             1.03                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.03              1.90              1.47              1.56              2.59
1.45%                                             1.03                --                --                --                --
1.50%                                             1.03                --                --                --                --
1.55%                                             1.03                --                --                --                --
1.60%                                             1.03                --                --                --                --
1.65%                                             1.03                --                --                --                --
1.70%                                             1.03                --                --                --                --
1.75%                                             1.03                --                --                --                --
1.80%                                             1.03                --                --                --                --
1.85%                                             1.03                --                --                --                --
1.90%                                             1.03                --                --                --                --
1.95%                                             1.03                --                --                --                --
2.00%                                             1.03                --                --                --                --
2.05%                                             1.03                --                --                --                --
2.10%                                             1.03                --                --                --                --
2.15%                                             1.03                --                --                --                --
2.20%                                             1.03                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,      HLTH SCIENCES,       HI YIELD,         HI YIELD,          PUT VT
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB          INC, CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.22             $1.36             $  --             $  --             $  --
1.05%                                               --              1.01                --                --                --
1.10%                                             1.22              1.35                --                --                --
1.15%                                             1.17              1.15                --                --              1.39
1.20%                                             1.30              1.16                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.16              1.15                --                --              1.38
1.30%                                             1.56              1.40                --                --                --
1.35%                                             1.19              1.34                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.40              1.14              1.95              1.45              1.20
1.45%                                             1.29              1.14                --                --                --
1.50%                                             1.23              1.14                --                --              1.19
1.55%                                             1.54              1.38                --                --                --
1.60%                                             1.19              1.32                --                --              1.19
1.65%                                             1.54              1.13                --                --                --
1.70%                                             1.21              1.13                --                --              1.18
1.75%                                             1.27              1.25                --                --                --
1.80%                                             1.18              1.30                --                --              1.12
1.85%                                             1.52              1.36                --                --                --
1.90%                                               --              1.12                --                --                --
1.95%                                               --              1.12                --                --                --
2.00%                                               --              1.12                --                --                --
2.05%                                               --              1.12                --                --                --
2.10%                                               --              1.11                --                --                --
2.15%                                               --              1.11                --                --                --
2.20%                                               --              1.11                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 350    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,          INTL GRO          INTL NEW          NEW OPP,          RESEARCH,
PRICE LEVEL                                      CL IB         & INC, CL IB       OPP, CL IB           CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.76             $  --             $1.11             $  --             $1.22
1.05%                                             1.17                --                --                --                --
1.10%                                             1.75                --              1.10                --              1.21
1.15%                                             1.61                --                --                --                --
1.20%                                             1.16                --                --                --              1.27
1.25%                                               --                --                --                --                --
1.25%                                             1.59                --              1.09                --              1.20
1.30%                                             2.31                --                --                --              1.52
1.35%                                             1.72                --              1.08                --              1.19
1.40%                                               --                --                --                --                --
1.40%                                             1.63              1.73              1.32              2.27              1.52
1.45%                                             1.03                --                --                --              1.26
1.50%                                             1.02                --                --                --              1.25
1.55%                                             2.28                --                --                --              1.51
1.60%                                             1.81                --                --                --              1.50
1.65%                                             1.01                --                --                --              1.50
1.70%                                             1.01                --                --                --                --
1.75%                                             1.84                --                --                --              1.24
1.80%                                             1.77                --                --                --                --
1.85%                                             2.25                --                --                --              1.48
1.90%                                             1.67                --                --                --                --
1.95%                                             1.67                --                --                --                --
2.00%                                             1.67                --                --                --                --
2.05%                                             1.66                --                --                --                --
2.10%                                             1.66                --                --                --                --
2.15%                                             1.66                --                --                --                --
2.20%                                             1.66                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT
                                              SM CAP VAL,         VISTA,           VOYAGER,          VOYAGER,           RVS VP
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB              BAL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.77             $  --             $  --             $1.13
1.05%                                             0.90              0.98                --                --                --
1.10%                                               --              0.76                --                --              1.13
1.15%                                             1.26              1.02                --                --              1.19
1.20%                                             0.90              0.61                --                --                --
1.25%                                               --              0.75(5)             --                --                --
1.25%                                             0.90              1.01(6)             --                --              1.18
1.30%                                             1.25              1.84                --                --                --
1.35%                                             1.25              0.75                --                --              1.10
1.40%                                               --                --                --                --                --
1.40%                                             1.25              1.14              1.47              1.40              2.24
1.45%                                             1.24              0.59                --                --                --
1.50%                                             1.24              0.59                --                --              1.05
1.55%                                             1.24              1.82                --                --                --
1.60%                                             1.24              1.33                --                --              1.09
1.65%                                             1.23              0.59                --                --                --
1.70%                                             1.23              0.58                --                --              1.20
1.75%                                             1.23              1.35                --                --                --
1.80%                                             1.23              1.31                --                --              1.18
1.85%                                             1.23              1.79                --                --                --
1.90%                                             1.22              1.32                --                --                --
1.95%                                             1.22              1.31                --                --                --
2.00%                                             1.22              1.31                --                --                --
2.05%                                             1.22              1.31                --                --                --
2.10%                                             1.21              1.31                --                --                --
2.15%                                             1.21              1.30                --                --                --
2.20%                                             1.21              1.30                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    351

                                                RVS VP            RVS VP            RVS VP            THDL VP        RVS PTNRS VP
PRICE LEVEL                                    CASH MGMT         DIV BOND         DIV EQ INC         EMER MKTS      FUNDAMENTAL VAL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.15             $1.21             $1.83             $  --             $  --
1.05%                                             1.06              1.09              1.14              1.55              0.99
1.10%                                             1.09              1.21              1.82                --                --
1.15%                                             1.16              1.35              1.87              3.43              0.99
1.20%                                             1.08              1.13              2.02              1.54              0.99
1.25%                                               --                --                --                --                --
1.25%                                             1.15              1.34              1.85              3.40              0.99
1.30%                                             1.07              1.15              2.39              2.79              0.99
1.35%                                             1.12              1.19              1.79              2.78              0.99
1.40%                                               --                --              1.84(7)             --                --
1.40%                                             1.34              1.75              1.98(8)           2.78              0.99
1.45%                                             1.07              1.12              1.98              2.77              0.99
1.50%                                             1.10              1.29              1.97              2.77              0.99
1.55%                                             1.05              1.13              2.36              2.76              0.99
1.60%                                             1.10              1.28              1.94              2.76              0.99
1.65%                                             1.05              1.13              1.95              2.75              0.99
1.70%                                             1.03              1.14              1.94              2.75              0.99
1.75%                                             1.05              1.11              1.77              2.74              0.99
1.80%                                             1.03              1.10              1.77              2.74              0.99
1.85%                                             1.04              1.11              2.32              2.73              0.99
1.90%                                             1.05              1.09              1.60              2.73              0.99
1.95%                                             1.05              1.09              1.60              2.72              0.99
2.00%                                             1.05              1.09              1.59              2.72              0.99
2.05%                                             1.05              1.09              1.59              2.71              0.99
2.10%                                             1.05              1.08              1.59              2.71              0.99
2.15%                                             1.04              1.08              1.59              2.70              0.99
2.20%                                             1.04              1.08              1.58              2.70              0.98
-----------------------------------------------------------------------------------------------------------------------------------

                                             RVS VP GLOBAL                          RVS VP
                                               INFLATION          RVS VP           HI YIELD           RVS VP            THDL VP
PRICE LEVEL                                    PROT SEC             GRO              BOND             INC OPP          INTL OPP
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.27             $  --             $  --             $  --
1.05%                                             1.10              1.08              1.07              1.07              1.19
1.10%                                               --              1.26                --                --                --
1.15%                                             1.10              1.29              1.37              1.20              1.76
1.20%                                             1.10              1.35              1.32              1.06              1.19
1.25%                                               --                --                --                --                --
1.25%                                             1.10              1.25              1.36              1.06              1.18
1.30%                                             1.09              1.56              1.23              1.21              1.75
1.35%                                             1.09              1.24              1.22              1.21              1.75
1.40%                                               --                --                --                --                --
1.40%                                             1.09              0.56              1.30              1.06              1.96
1.45%                                             1.09              1.33              1.27              1.20              1.74
1.50%                                             1.09              0.55              1.26              1.20              1.74
1.55%                                             1.09              1.55              1.21              1.20              1.74
1.60%                                             1.09              0.58              1.26              1.06              1.18
1.65%                                             1.09              1.54              1.25              1.19              1.73
1.70%                                             1.09              1.27              1.25              1.19              1.73
1.75%                                             1.09              1.32              1.21              1.19              1.72
1.80%                                             1.09              1.26              1.32              1.19              1.72
1.85%                                             1.08              1.52              1.20              1.19              1.72
1.90%                                             1.08              1.26              1.20              1.18              1.71
1.95%                                             1.08              1.25              1.20              1.18              1.71
2.00%                                             1.08              1.25              1.19              1.18              1.71
2.05%                                             1.08              1.25              1.19              1.18              1.70
2.10%                                             1.08              1.25              1.19              1.18              1.70
2.15%                                             1.08              1.24              1.19              1.17              1.70
2.20%                                             1.08              1.24              1.19              1.17              1.70
-----------------------------------------------------------------------------------------------------------------------------------





 352    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                RVS VP            RVS VP            RVS VP            RVS VP
                                                LG CAP            LG CAP            MID CAP           MID CAP           RVS VP
PRICE LEVEL                                       EQ                VAL               GRO               VAL             S&P 500
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.10             $  --             $1.62             $  --             $1.04
1.05%                                             1.10              1.08              1.08              1.00              1.13
1.10%                                             1.10                --              1.61                --              1.03
1.15%                                             1.29              1.32              1.30              1.00              1.06
1.20%                                             0.84              1.08              1.33              1.00              1.40
1.25%                                               --                --                --                --              1.02(5)
1.25%                                             0.84              1.08              1.60              1.00              1.05(6)
1.30%                                             1.28              1.31              1.64              1.00              1.71
1.35%                                             1.28              1.31              1.59              1.00              1.02
1.40%                                               --                --                --                --                --
1.40%                                             1.89              1.08              1.59              1.00              1.71
1.45%                                             0.82              1.31              1.32              1.00              1.39
1.50%                                             0.82              1.30              1.58              1.00              1.39
1.55%                                             1.27              1.30              1.62              1.00              1.69
1.60%                                             0.83              1.07              1.57              1.00              1.68
1.65%                                             0.81              1.30              1.61              1.00              1.68
1.70%                                             0.81              1.29              1.56              1.00              1.30
1.75%                                             1.26              1.29              1.30              0.99              1.37
1.80%                                             1.62              1.29              1.55              0.99              1.30
1.85%                                             1.25              1.29              1.59              0.99              1.66
1.90%                                             1.25              1.29              1.26              0.99              1.29
1.95%                                             1.25              1.28              1.26              0.99              1.29
2.00%                                             1.25              1.28              1.26              0.99              1.29
2.05%                                             1.24              1.28              1.25              0.99              1.29
2.10%                                             1.24              1.28              1.25              0.99              1.28
2.15%                                             1.24              1.27              1.25              0.99              1.28
2.20%                                             1.24              1.27              1.25              0.99              1.28
-----------------------------------------------------------------------------------------------------------------------------------

                                               RVS PTNRS          RVS VP                             RVS PTNRS           ROYCE
                                               VP SELECT           SHORT            RVS VP           VP SM CAP        MICRO-CAP,
PRICE LEVEL                                       VAL            DURATION         SM CAP ADV            VAL            INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.26             $1.48             $1.50             $  --
1.05%                                             1.10              1.07                --              0.99                --
1.10%                                               --              1.24              1.46              1.49                --
1.15%                                             1.31              1.07              1.61              1.35                --
1.20%                                             1.10              1.25              1.26              1.49                --
1.25%                                               --              1.25(9)             --                --                --
1.25%                                             1.10              1.24(10)          1.60              1.49                --
1.30%                                             1.31              1.06                --              1.93                --
1.35%                                             1.30              1.24              1.44              1.47                --
1.40%                                               --              1.23(7)           1.36(7)             --                --
1.40%                                             1.30              1.23(8)           1.24(8)           1.47              3.28
1.45%                                             1.30              1.22              1.23              1.47                --
1.50%                                             1.30              1.21              1.23              1.47              2.74
1.55%                                             1.29              1.05                --              1.91                --
1.60%                                             1.29              1.21              1.37              1.77              2.85
1.65%                                             1.29              1.20              1.22              1.45                --
1.70%                                             1.29              1.19              1.21              1.45                --
1.75%                                             1.28              1.05                --              1.42                --
1.80%                                             1.28              1.05              1.51              1.75                --
1.85%                                             1.28              1.03                --              1.88                --
1.90%                                             1.28              1.05                --              1.31                --
1.95%                                             1.28              1.04                --              1.31                --
2.00%                                             1.27              1.04                --              1.31                --
2.05%                                             1.27              1.04                --              1.31                --
2.10%                                             1.27              1.04                --              1.30                --
2.15%                                             1.27              1.04                --              1.30                --
2.20%                                             1.26              1.03                --              1.30                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    353

                                                 ROYCE             RW VT             RW VT             RW VT             RW VT
                                                SM-CAP,           LG CAP            LG CAP            LG CAP            MID-CAP
PRICE LEVEL                                    INVEST CL          CORE EQ          GRO STOCK          VAL EQ            CORE EQ
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.80             $1.57             $1.84             $1.97
1.05%                                               --              1.08              1.20              1.12              1.07
1.10%                                               --              1.79              1.56              1.84              1.96
1.15%                                               --              1.38              1.29              1.42              1.50
1.20%                                               --              1.49              1.34              1.54              1.54
1.25%                                               --                --                --                --                --
1.25%                                               --              1.78              1.55              1.82              1.94
1.30%                                               --              1.78              1.54              1.82              1.94
1.35%                                               --              1.77              1.54              1.81              1.93
1.40%                                               --                --                --                --                --
1.40%                                             2.82              1.77              1.54              1.82              1.93
1.45%                                               --              1.48              1.33              1.52              1.52
1.50%                                             2.35              1.47              1.33              1.52              1.52
1.55%                                               --              1.76              1.53              1.81              1.91
1.60%                                             2.68              1.75              1.52              1.79              1.91
1.65%                                               --              1.75              1.52              1.79              1.90
1.70%                                               --              1.35              1.26              1.39              1.47
1.75%                                               --              1.46              1.31              1.50              1.51
1.80%                                               --                --                --                --                --
1.85%                                               --              1.73              1.50              1.77              1.88
1.90%                                               --              1.34              1.25              1.38              1.46
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
2.10%                                               --                --                --                --                --
2.15%                                               --                --                --                --                --
2.20%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 RW VT                             VANK LIT          VANK LIT          VANK UIF
                                                SM CAP           THIRD AVE         COMSTOCK,        GRO & INC,        GLOBAL REAL
PRICE LEVEL                                     VAL EQ              VAL              CL II             CL II          EST, CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $2.24             $  --             $1.69             $1.74             $  --
1.05%                                             1.01                --              1.06                --              0.85
1.10%                                             2.23                --              1.68              1.73                --
1.15%                                             1.53                --              1.29                --              0.85
1.20%                                             1.69                --              1.42              1.53              0.85
1.25%                                               --                --                --                --                --
1.25%                                             2.20                --              1.67              1.72              0.85
1.30%                                             2.21                --              1.72              1.83              0.85
1.35%                                             2.20                --              1.66              1.71              0.85
1.40%                                               --                --                --                --                --
1.40%                                             2.19              2.56              1.66              1.70              0.85
1.45%                                             1.67                --              1.41              1.52              0.85
1.50%                                             1.66              2.54              1.65              1.70              0.85
1.55%                                             2.18                --              1.70              1.80              0.85
1.60%                                             2.17              2.73              1.64              1.69              0.85
1.65%                                             2.17                --              1.69              1.80              0.85
1.70%                                             1.50                --              1.63              1.66              0.85
1.75%                                             1.65                --              1.39              1.50              0.85
1.80%                                               --                --              1.62              1.65              0.85
1.85%                                             2.14                --              1.68              1.78              0.85
1.90%                                             1.49                --              1.26                --              0.85
1.95%                                               --                --              1.26                --              0.85
2.00%                                               --                --              1.25                --              0.85
2.05%                                               --                --              1.25                --              0.84
2.10%                                               --                --              1.25                --              0.84
2.15%                                               --                --              1.25                --              0.84
2.20%                                               --                --              1.24                --              0.84
-----------------------------------------------------------------------------------------------------------------------------------





 354    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               VANK UIF          VANK UIF          VANK UIF
                                             MID CAP GRO,        U.S. REAL         U.S. REAL          WANGER            WANGER
PRICE LEVEL                                      CL II           EST, CL I        EST, CL II        INTL SM CAP       U.S. SM CO
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $2.30             $  --             $  --             $  --
1.05%                                             1.13                --              1.01              1.26              1.05
1.10%                                               --              2.29                --                --                --
1.15%                                             1.13                --              1.77              2.26              1.42
1.20%                                             1.13              1.84              1.01              1.26              1.04
1.25%                                               --                --                --                --                --
1.25%                                             1.13              2.27              1.01              1.26              1.04
1.30%                                             1.12              2.47              1.76              2.25              1.41
1.35%                                             1.12              2.26              1.76              2.24              1.40
1.40%                                               --                --                --                --                --
1.40%                                             1.12              2.25              1.00              2.49              1.88
1.45%                                             1.12              1.82              1.75              2.24              1.40
1.50%                                             1.12              2.24              1.75              1.63              1.86
1.55%                                             1.12              2.44              1.75              2.23              1.39
1.60%                                             1.12              2.23              1.00              1.22              1.42
1.65%                                             1.12              2.43              1.74              2.22              1.39
1.70%                                             1.12              2.21              1.74              2.21              1.39
1.75%                                             1.12              1.80              1.73              2.21              1.38
1.80%                                             1.12              2.20              1.73              2.21              1.38
1.85%                                             1.12              2.41              1.73              2.20              1.38
1.90%                                             1.12                --              1.72              2.20              1.38
1.95%                                             1.12                --              1.72              2.19              1.37
2.00%                                             1.12                --              1.72              2.19              1.37
2.05%                                             1.12                --              1.71              2.19              1.37
2.10%                                             1.12                --              1.71              2.18              1.37
2.15%                                             1.12                --              1.71              2.18              1.36
2.20%                                             1.12                --              1.71              2.17              1.36
-----------------------------------------------------------------------------------------------------------------------------------

                                               WF ADV VT         WF ADV VT
                                                 ASSET            C&B LG           WF ADV VT         WF ADV VT         WF ADV VT
PRICE LEVEL                                      ALLOC            CAP VAL           EQ INC           INTL CORE        LG CO CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             1.15              1.10              1.13              1.18              1.13
1.10%                                               --                --                --                --                --
1.15%                                             1.33              1.30              1.34              1.60              1.19
1.20%                                             1.25              1.24              1.43              1.14              0.75
1.25%                                               --                --                --                --                --
1.25%                                             1.25              1.24              1.43              1.14              0.74
1.30%                                             1.32              1.30              1.34              1.59              1.18
1.35%                                             1.32              1.29              1.33              1.59              1.18
1.40%                                               --                --                --                --                --
1.40%                                             1.23              1.22              1.41              1.12              0.73
1.45%                                             1.22              1.22              1.40              1.12              0.73
1.50%                                             1.22              1.21              1.39              1.11              0.73
1.55%                                             1.31              1.28              1.32              1.58              1.17
1.60%                                             1.61              1.69              1.39              2.13              1.47
1.65%                                             1.20              1.20              1.38              1.10              0.72
1.70%                                             1.20              1.19              1.37              1.10              0.72
1.75%                                             1.30              1.27              1.32              1.57              1.16
1.80%                                             1.60              1.68              1.69              2.11              1.45
1.85%                                             1.29              1.27              1.31              1.56              1.16
1.90%                                             1.29              1.27              1.31              1.56              1.16
1.95%                                               --                --                --                --                --
2.00%                                             1.29              1.26              1.30              1.55              1.15
2.05%                                             1.28              1.26              1.30              1.55              1.15
2.10%                                             1.28              1.26              1.30              1.55              1.15
2.15%                                             1.28              1.26              1.30              1.54              1.15
2.20%                                             1.28              1.25              1.29              1.54              1.14
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    355

                                                        WF ADV VT         WF ADV VT         WF ADV VT         WF ADV VT
                                                          LG CO             MONEY            SM CAP         TOTAL RETURN
PRICE LEVEL                                                GRO               MKT               GRO              BOND
                                                    ----------------------------------------------------------------------
1.00%                                                     $  --             $  --             $  --             $  --
1.05%                                                      1.09              1.06              1.14              1.09
1.10%                                                        --                --                --                --
1.15%                                                      1.16              1.08              1.53              1.12
1.20%                                                      0.75              1.14              0.58              1.46
1.25%                                                        --                --                --                --
1.25%                                                      0.75              1.14              0.57              1.45
1.30%                                                      1.15              1.08              1.52              1.12
1.35%                                                      1.15              1.08              1.51              1.12
1.40%                                                        --                --                --                --
1.40%                                                      0.74              1.11              0.57              1.42
1.45%                                                      0.74              1.11              0.56              1.41
1.50%                                                      0.74              1.10              0.56              1.40
1.55%                                                      1.14              1.07              1.50              1.11
1.60%                                                      1.47              1.05              2.36              1.12
1.65%                                                      0.73              1.09              0.56              1.39
1.70%                                                      0.73              1.09              0.55              1.38
1.75%                                                      1.14              1.06              1.49              1.10
1.80%                                                      1.45              1.04              2.34              1.10
1.85%                                                      1.13              1.06              1.49              1.10
1.90%                                                      1.13              1.05              1.48              1.09
1.95%                                                        --                --                --                --
2.00%                                                      1.12              1.05              1.48              1.09
2.05%                                                      1.12              1.05              1.48              1.09
2.10%                                                      1.12              1.05              1.47              1.09
2.15%                                                      1.12              1.05              1.47              1.08
2.20%                                                      1.12              1.04              1.47              1.08
--------------------------------------------------------------------------------------------------------------------------




 356    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2007:



                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                              BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,
PRICE LEVEL                                     SER II             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            805,764           258,355            14,971                --            57,565
1.05%                                                 --                --         1,209,548                --                --
1.10%                                          3,848,288         1,621,476            94,452                --           540,660
1.15%                                            779,137           155,742            50,112                --                --
1.20%                                            757,725         1,021,661           531,332                --            40,424
1.25%                                                 --                --                --                --                --
1.25%                                            747,597         2,744,883           501,251                --            78,790
1.30%                                          1,101,785                --            40,593                --           156,422
1.35%                                          4,472,070         2,778,407           593,084                --           330,771
1.40%                                                 --                --                --                --                --
1.40%                                            677,009         1,646,160           874,385           240,231            97,812
1.45%                                          1,576,266         1,954,618            61,848                --           108,124
1.50%                                          1,439,876         2,684,201           754,812            56,538            21,489
1.55%                                          1,055,360                --           491,915                --           104,086
1.60%                                             99,283         2,002,208           282,077           786,829           113,311
1.65%                                          1,262,398           229,117           170,855                --            39,029
1.70%                                          2,554,350           414,643         4,110,013                --           133,348
1.75%                                          1,861,678                --             3,235                --            17,568
1.80%                                             38,212                --           129,958                --            41,782
1.85%                                            151,366                --            99,941                --            32,256
1.90%                                          3,865,297                --         2,493,625                --            73,492
1.95%                                          1,898,550                --                --                --             1,807
2.00%                                             27,359                --            11,578                --                --
2.05%                                            133,311                --           138,554                --                --
2.10%                                            628,356                --           126,643                --                --
2.15%                                            584,145                --                --                --                --
2.20%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         30,365,182        17,511,471        12,784,782         1,083,598         1,988,736
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CORE EQ,          CORE EQ,         GLOBAL HLTH        INTL GRO,         INTL GRO,
PRICE LEVEL                                      SER I            SER II          CARE, SER I          SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            147,515            18,518                --                --                --
1.05%                                                 --                --                --                --         4,017,790
1.10%                                          1,509,726           101,493                --                --                --
1.15%                                            220,150                --                --                --           237,870
1.20%                                          1,975,291             7,977                --                --         3,282,402
1.25%                                                 --                --                --                --                --
1.25%                                          4,899,792            12,334                --                --         1,750,648
1.30%                                                 --             9,894                --                --           186,625
1.35%                                          2,651,916            53,620                --                --         1,433,612
1.40%                                                 --                --                --                --                --
1.40%                                          5,534,531            38,611                --         1,066,855         2,234,211
1.45%                                          2,482,599            16,739                --                --         3,303,141
1.50%                                          2,547,690            10,813                --                --         1,232,001
1.55%                                                 --                --                --                --           783,818
1.60%                                          2,491,380                --                --                --           766,037
1.65%                                            254,414            45,028                --                --         1,916,245
1.70%                                            423,735            14,488             9,343                --        13,923,917
1.75%                                                 --            24,473             2,002                --         7,762,130
1.80%                                             12,281                --            10,387                --           441,768
1.85%                                                 --                --                --                --           601,649
1.90%                                                 --                --                --                --         9,747,457
1.95%                                                 --                --                --                --         4,716,559
2.00%                                                 --                --                --                --           103,371
2.05%                                                 --                --                --                --           442,391
2.10%                                                 --                --                --                --         1,537,010
2.15%                                                 --                --             6,810                --           815,856
2.20%                                                 --                --                --                --            21,954
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         25,151,020           353,988            28,542         1,066,855        61,258,462
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    357

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                           MID CAP CORE EQ,     BAL SHARES,      GLOBAL TECH,       GRO & INC,         INTL VAL,
PRICE LEVEL                                     SER II             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            81,351           275,694          1,348,348                --
1.05%                                                 --                --                --              8,841         6,819,217
1.10%                                                 --           626,301         1,782,003          6,956,830                --
1.15%                                            220,483            18,000                --              6,623         2,656,865
1.20%                                                 --           109,086            36,802            173,130         5,433,862
1.25%                                                 --                --                --                 --                --
1.25%                                                 --            97,335           820,410          2,734,352         3,052,820
1.30%                                            191,153            64,022            97,820            215,209         1,952,954
1.35%                                            364,075           461,363         2,661,007          9,291,676         4,423,993
1.40%                                                 --                --                --                 --                --
1.40%                                                 --           100,394           716,774            386,577         3,754,442
1.45%                                            284,553            66,267           110,440            226,432         4,292,932
1.50%                                            397,729            14,910           585,157            215,354         3,899,629
1.55%                                            129,233            74,465           213,438            528,323         1,964,132
1.60%                                                 --            11,075         1,833,523            229,139         2,174,164
1.65%                                            299,735            14,109           339,130            528,356         3,685,829
1.70%                                            808,134             2,211           106,873            153,687        21,914,513
1.75%                                            504,861            77,462             7,351            250,665         9,575,821
1.80%                                              9,002                --               390             71,693         1,114,680
1.85%                                             31,626            45,027            64,426             30,587         1,241,295
1.90%                                          1,037,920                --                --            167,739        17,556,250
1.95%                                            511,463             6,986                --             14,363         6,453,944
2.00%                                              6,980                --                --                827           253,859
2.05%                                             34,089             1,048                --             96,006           973,889
2.10%                                            210,284            21,270                --                848         2,567,693
2.15%                                            156,161                --             2,917                 --         1,494,287
2.20%                                                 --                --                --                 --            59,418
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          5,197,481         1,892,682         9,654,155         23,635,605       107,316,488
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                              LG CAP GRO,       INTER BOND,       INC & GRO,      INFLATION PROT,        INTL,
PRICE LEVEL                                      CL B              CL B              CL I              CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            862,918                --                --                 --                --
1.05%                                                 --                --                --                 --                --
1.10%                                          3,477,095                --                --                 --                --
1.15%                                                 --                --                --          6,168,264                --
1.20%                                            107,003                --                --                 --                --
1.25%                                                 --                --                --                 --                --
1.25%                                          1,307,615                --                --                 --                --
1.30%                                            121,128                --                --          4,545,147                --
1.35%                                          5,262,474                --                --          7,641,428                --
1.40%                                                 --                --                --                 --                --
1.40%                                          1,618,822           887,704           747,009          3,348,572                --
1.45%                                             82,066                --                --          3,776,820            24,997
1.50%                                            474,265           751,778                --          6,933,256                --
1.55%                                            260,258                --                --          2,910,257                --
1.60%                                          2,262,107           845,889                --          2,870,982                --
1.65%                                            178,564                --                --          5,019,727                --
1.70%                                              7,692                --                --         23,567,924             7,480
1.75%                                             10,696                --                --          8,783,731                --
1.80%                                                 --                --                --          1,835,067                --
1.85%                                             40,679                --                --          2,110,036                --
1.90%                                                 --                --                --         23,067,296            68,324
1.95%                                                 --                --                --          6,752,439                --
2.00%                                                 --                --                --            572,231                --
2.05%                                                 --                --                --          1,617,780            13,030
2.10%                                                 --                --                --          3,612,544                --
2.15%                                                 --                --                --          2,261,047                --
2.20%                                                 --                --                --            141,159                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         16,073,382         2,485,371           747,009        117,535,707           113,831
-----------------------------------------------------------------------------------------------------------------------------------





 358    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 AC VP             AC VP             AC VP             AC VP           COL ASSET
                                             MID CAP VAL,         ULTRA,             VAL,              VAL,             ALLOC,
PRICE LEVEL                                      CL II             CL II             CL I              CL II            VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --               --                  --
1.05%                                                 --            22,069                --               --                  --
1.10%                                                 --                --                --               --                  --
1.15%                                                 --         2,228,233                --            2,009              86,992
1.20%                                                 --           254,822                --               --                  --
1.25%                                                 --                --                --               --                  --
1.25%                                                 --                --                --               --             443,044
1.30%                                                 --         1,690,800                --            1,108                  --
1.35%                                              1,494         2,708,776                --            6,930                  --
1.40%                                                 --                --                --               --                  --
1.40%                                                 --                 2           588,028           12,296                  --
1.45%                                                 --         3,364,180                --            1,029                  --
1.50%                                                 --         2,078,243                --           42,113                  --
1.55%                                                 --           657,701                --               --                  --
1.60%                                                 --            10,748                --           90,153                  --
1.65%                                             54,968         2,371,285                --           20,126                  --
1.70%                                              8,868         8,360,774                --           74,437                  --
1.75%                                                 --         5,961,119                --            2,106                  --
1.80%                                                 --           241,542                --           54,751                  --
1.85%                                                 --           265,606                --               --                  --
1.90%                                              8,697         6,538,331                --           24,132                  --
1.95%                                                 --         5,176,746                --           17,461                  --
2.00%                                                 --            83,906                --               --                  --
2.05%                                                 --           256,880                --               --                  --
2.10%                                                 --         1,098,433                --               --                  --
2.15%                                                 --         1,696,223                --               --                  --
2.20%                                                 --            90,725                --               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             74,027        45,157,144           588,028          348,651             530,036
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL FEDERAL         COL HI            COL HI            COL LG          COL MARSICO
                                                 SEC,             YIELD,            YIELD,           CAP GRO,            GRO,
PRICE LEVEL                                     VS CL A           VS CL A           VS CL B           VS CL A           VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --               --                  --
1.05%                                                 --                --            26,770               --           9,764,537
1.10%                                                 --                --                --               --                  --
1.15%                                            329,892           100,434         1,178,791          586,571             714,499
1.20%                                                 --                --            37,525               --           7,673,723
1.25%                                                 --                --                --               --                  --
1.25%                                          1,322,056           552,740            13,192          312,511           4,234,725
1.30%                                                 --                --           739,435               --             541,534
1.35%                                                 --                --         1,533,380               --           3,446,667
1.40%                                                 --                --                --               --                  --
1.40%                                                 --                --             4,316               --           5,187,708
1.45%                                                 --                --         1,241,900               --           7,073,859
1.50%                                                 --                --         1,457,552               --           3,011,148
1.55%                                                 --                --           549,450               --           1,906,798
1.60%                                                 --                --                --               --           1,664,504
1.65%                                                 --                --         1,018,971               --           4,120,989
1.70%                                                 --                --         4,144,917               --          30,376,299
1.75%                                                 --                --         4,964,651               --          16,432,523
1.80%                                                 --                --           201,022               --             944,360
1.85%                                                 --                --           117,106               --           1,314,291
1.90%                                                 --                --         4,084,297               --          21,154,498
1.95%                                                 --                --         2,572,591               --          10,134,995
2.00%                                                 --                --            33,379               --             251,731
2.05%                                                 --                --           226,179               --             965,847
2.10%                                                 --                --           840,235               --           3,252,974
2.15%                                                 --                --           801,127               --           1,790,521
2.20%                                                 --                --            42,141               --              42,974
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,651,948           653,174        25,828,927          899,082         136,001,704
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    359

                                              COL MARSICO         COL SM            COL SM              CS                CS
                                               INTL OPP,         CAP VAL,           CO GRO,          COMMODITY          MID-CAP
PRICE LEVEL                                     VS CL B           VS CL B           VS CL A           RETURN             CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                  --                --               --                --
1.05%                                           19,833           7,835,870                --               --                --
1.10%                                               --                  --                --               --                --
1.15%                                               --             342,049            25,765               --                --
1.20%                                               --           6,403,393                --               --                --
1.25%                                               --                  --                --               --                --
1.25%                                               --           3,401,968            81,279               --                --
1.30%                                               --             268,823                --               --                --
1.35%                                               --           2,053,218                --               --                --
1.40%                                               --                  --                --               --                --
1.40%                                               --           4,394,579                --            6,675            34,824
1.45%                                               --           4,714,382                --               --                --
1.50%                                            8,575           1,804,974                --               --            32,230
1.55%                                               --           1,103,905                --               --                --
1.60%                                               --           1,509,212                --               --           203,193
1.65%                                               --           2,763,555                --               --                --
1.70%                                           17,099          20,211,742                --          134,836                --
1.75%                                               --          11,030,002                --          116,389                --
1.80%                                              607             638,761                --              679                --
1.85%                                               --             881,092                --               --                --
1.90%                                               --          14,170,141                --               --                --
1.95%                                            2,612           6,901,036                --               --                --
2.00%                                               --             160,658                --               --                --
2.05%                                               --             651,218                --               --                --
2.10%                                               --           2,205,468                --            5,340                --
2.15%                                               --           1,209,557                --               --                --
2.20%                                               --              29,700                --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           48,726          94,685,303           107,044          263,919           270,247
-----------------------------------------------------------------------------------------------------------------------------------

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
PRICE LEVEL                                      SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                  --                --               --                --
1.05%                                               --               2,136                --               --             2,058
1.10%                                               --                  --                --               --                --
1.15%                                               --             874,119                --           13,112                --
1.20%                                               --              54,578           333,291               --                --
1.25%                                               --                  --                --               --                --
1.25%                                               --                  --           672,393               --                --
1.30%                                              597             638,818                --          207,538                --
1.35%                                           16,223           1,073,574                --           14,460                --
1.40%                                               --                  --                --               --                --
1.40%                                               --             517,083           371,836           58,157                --
1.45%                                           13,085             768,607           586,595           14,093                --
1.50%                                           23,868             961,184           243,158           21,358                --
1.55%                                               --             359,198                --               --                --
1.60%                                               --             561,954                --          159,967                --
1.65%                                               --             862,683            53,496               --                --
1.70%                                           19,318           3,154,329           304,735            1,473            17,541
1.75%                                               --           1,512,248                --           10,495                --
1.80%                                               --             265,027                --           51,261                --
1.85%                                               --             234,384                --               --                --
1.90%                                               --           3,109,627                --          111,793                --
1.95%                                               --           1,200,149                --               --                --
2.00%                                               --              44,377                --               --                --
2.05%                                               --             185,217                --           67,225                --
2.10%                                               --             438,333                --               --                --
2.15%                                               --             402,354                --               --                --
2.20%                                               --              18,890                --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           73,091          17,238,869         2,565,504          730,932            19,599
-----------------------------------------------------------------------------------------------------------------------------------





 360    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               DREY VIF            EV VT             EG VA             EG VA             EG VA
                                               INTL VAL,         FLOATING-           BAL,           CORE BOND,        FUNDAMENTAL
PRICE LEVEL                                      SERV            RATE INC            CL 2              CL 2          LG CAP, CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --            68,646           898,315            65,703
1.05%                                                 --         4,857,449                --                --                --
1.10%                                                 --                --           259,241         3,269,608           543,091
1.15%                                                 --           345,593                --         1,743,302                --
1.20%                                                 --         3,854,681           119,114           734,997                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --         2,052,171            89,837           891,757           195,287
1.30%                                              1,658           320,076           215,322         3,136,603                --
1.35%                                             16,738         1,828,467           221,172         6,179,090           652,280
1.40%                                                 --                --                --                --                --
1.40%                                                 --         2,619,263           113,656         2,184,532                --
1.45%                                              8,012         3,094,619            13,542         1,041,819                --
1.50%                                             35,055         1,806,078           110,431         3,254,754                --
1.55%                                                 --         1,011,224           200,634         2,571,687                --
1.60%                                                 --           881,777             7,108           309,369                --
1.65%                                              7,427         1,896,044           230,958         1,252,020                --
1.70%                                            115,103        16,329,565            45,855         6,934,660                --
1.75%                                             37,083         7,886,631           156,616           401,737                --
1.80%                                              8,446           493,173                --            57,796                --
1.85%                                                 --           745,056            25,155           370,190                --
1.90%                                             24,402        11,431,562                --         7,017,941                --
1.95%                                             26,182         5,180,907                --                --                --
2.00%                                                 --           204,422                --            17,440                --
2.05%                                             21,514           599,357                --           796,612                --
2.10%                                                 --         1,799,490                --           799,403                --
2.15%                                              4,494           916,790                --                --                --
2.20%                                                 --            12,917                --             2,286                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            306,114        70,167,312         1,877,287        43,865,918         1,456,361
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                              FUNDAMENTAL          GRO,             HI INC,          INTL EQ,          INTL EQ,
PRICE LEVEL                                  LG CAP, CL 2          CL 2              CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            564,939           101,659           269,184           195,769           294,333
1.05%                                                 --                --                --                --                --
1.10%                                          2,534,010           908,001         1,339,942         1,011,680         1,952,983
1.15%                                            154,501           414,619         1,108,033                --           656,866
1.20%                                          1,072,971           324,524           219,241                --           856,793
1.25%                                                 --                --                --                --                --
1.25%                                            488,403           126,016           513,030           393,377           329,974
1.30%                                            834,233           395,809         1,138,142                --           840,785
1.35%                                          2,783,044         1,053,779         2,725,289           922,505         2,660,800
1.40%                                                 --                --                --                --                --
1.40%                                            770,170           230,212           664,997                --           678,880
1.45%                                            870,684           345,636           508,880                --           730,820
1.50%                                            532,100           551,831         1,490,308                --           948,479
1.55%                                            765,962           511,589         1,567,080                --           706,535
1.60%                                            112,597            17,699           166,763                --           135,494
1.65%                                            536,487           122,136           623,180                --           425,437
1.70%                                            632,082         1,071,207         3,608,491                --         1,770,020
1.75%                                            231,844            89,533            86,767                --           240,238
1.80%                                             16,316             6,008            35,655                --            24,550
1.85%                                            120,854            73,006           169,611                --            86,968
1.90%                                            630,731         1,534,922         4,130,735                --         2,309,364
1.95%                                                 --                --                --                --                --
2.00%                                              8,269             3,345             8,469                --             9,998
2.05%                                             57,967            87,888           363,257                --           167,574
2.10%                                             55,529           156,072           450,892                --           238,601
2.15%                                                 --                --                --                --                --
2.20%                                                 --               432             1,641                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         13,773,693         8,125,923        21,189,587         2,523,331        16,065,492
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    361

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                                OMEGA,            OMEGA,         SPECIAL VAL,      SPECIAL VAL,    DIV INC BUILDER,
PRICE LEVEL                                      CL 1              CL 2              CL 1              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                            194,585           449,377           301,550           627,447            309,581
1.05%                                                 --                --                --                --                 --
1.10%                                          1,266,497         1,826,098         1,661,011         2,098,493          1,700,905
1.15%                                                 --         1,531,055                --            32,997                 --
1.20%                                                 --           981,334                --           599,489                 --
1.25%                                                 --                --                --                --                 --
1.25%                                            493,110           436,112           791,188           433,249            452,096
1.30%                                                 --         1,178,191                --           739,070                 --
1.35%                                          1,971,100         3,275,677         2,148,381         1,724,583          2,001,905
1.40%                                                 --                --                --                --                 --
1.40%                                                 --           464,359                --         1,130,292                 --
1.45%                                                 --           849,134                --           647,279                 --
1.50%                                                 --         1,764,725                --           670,449                 --
1.55%                                                 --         1,261,535                --           607,103                 --
1.60%                                                 --            63,769                --            66,866                 --
1.65%                                                 --           283,601                --           634,669                 --
1.70%                                                 --         3,311,729                --           445,920                 --
1.75%                                                 --           201,183                --           132,246                 --
1.80%                                                 --            23,349                --            43,822                 --
1.85%                                                 --           132,769                --           102,028                 --
1.90%                                                 --         5,394,283                --           399,958                 --
1.95%                                                 --                --                --                --                 --
2.00%                                                 --            24,811                --                --                 --
2.05%                                                 --           329,532                --           178,163                 --
2.10%                                                 --           576,886                --            24,321                 --
2.15%                                                 --                --                --                --                 --
2.20%                                                 --               992                --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,925,292        24,360,501         4,902,130        11,338,444          4,464,487
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                           DIV INC BUILDER,        BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
PRICE LEVEL                                      CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            353,284                --                --           843,492          1,897,207
1.05%                                                 --                --                --                --         12,765,077
1.10%                                          1,927,526                --                --         4,995,796          8,559,110
1.15%                                          2,055,489            43,330                --                --          7,060,424
1.20%                                            785,722                --                --                --          9,542,575
1.25%                                                 --                --                --                --                 --
1.25%                                            395,243           435,353                --         2,309,101          5,864,012
1.30%                                          2,577,638                --                --                --          6,377,952
1.35%                                          4,032,543                --                --         5,665,764         15,873,737
1.40%                                                 --                --                --                --                 --
1.40%                                          1,995,855                --           177,561                --          9,082,530
1.45%                                            665,120                --                --                --         12,095,065
1.50%                                          3,949,520                --            74,576                --          8,593,788
1.55%                                          2,243,014                --                --                --          5,485,386
1.60%                                             85,755                --                --                --          4,603,363
1.65%                                          1,094,774                --                --                --          9,540,576
1.70%                                          6,054,880                --            25,018                --         43,300,245
1.75%                                            408,780                --                --                --         22,112,160
1.80%                                             41,472                --                --                --          2,145,477
1.85%                                            237,177                --                --                --          2,368,018
1.90%                                          7,541,051                --                --                --         42,110,753
1.95%                                                 --                --                --                --         15,647,517
2.00%                                             36,295                --                --                --            587,425
2.05%                                            753,982                --                --                --          2,557,120
2.10%                                            803,420                --                --                --          6,112,679
2.15%                                                 --                --                --                --          3,894,235
2.20%                                              1,923                --                --                --            176,780
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         38,040,463           478,683           277,155        13,814,153        258,353,211
-----------------------------------------------------------------------------------------------------------------------------------





 362    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                 --               --           148,588
1.05%                                                 --                --                 --               --             4,613
1.10%                                                 --                --                 --               --         1,075,327
1.15%                                                 --           227,914                 --          114,467                --
1.20%                                            226,177                --                 --               --           174,074
1.25%                                                 --                --                 --               --                --
1.25%                                            707,923           379,765                 --           72,744           310,742
1.30%                                                 --                --                 --               --           166,656
1.35%                                                 --                --                 --               --           648,752
1.40%                                                 --                --                 --               --                --
1.40%                                            103,434         1,172,496            154,629               --           726,425
1.45%                                            279,773                --                 --               --           355,917
1.50%                                            159,560           920,448            158,109               --           376,439
1.55%                                                 --                --                 --               --           215,751
1.60%                                                 --         3,049,822                 --               --            73,723
1.65%                                                487                --                 --               --           114,788
1.70%                                             78,503                --            218,009               --           304,979
1.75%                                                 --                --                 --               --           177,074
1.80%                                                 --                --                 --               --                --
1.85%                                                 --                --                 --               --            27,123
1.90%                                                 --                --                 --               --            14,685
1.95%                                                 --                --                 --               --            12,128
2.00%                                                 --                --                 --               --                --
2.05%                                                 --                --                 --               --             8,173
2.10%                                                 --                --                 --               --            16,327
2.15%                                                 --                --                 --               --             6,367
2.20%                                                 --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,555,857         5,750,445            530,747          187,211         4,958,651
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
PRICE LEVEL                                     SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            263,898                --                 --          504,802           820,997
1.05%                                                 --                --          8,725,056               --         4,921,039
1.10%                                          1,105,948                --                 --        2,903,117         4,544,468
1.15%                                                 --                --          3,999,715          170,185         1,140,889
1.20%                                                 --           104,077          6,964,620               --         3,439,767
1.25%                                                 --                --                 --               --                --
1.25%                                            763,415           461,556          3,678,053        1,633,233         4,005,571
1.30%                                                 --                --          2,760,168               --         1,520,193
1.35%                                          1,665,015                --          7,239,733        3,687,426         5,206,745
1.40%                                                 --                --                 --               --                --
1.40%                                                 --           212,445          4,731,467        1,049,431         3,307,604
1.45%                                                 --           268,375          9,110,983               --         3,848,878
1.50%                                                 --           343,259          6,714,009          550,723         2,684,751
1.55%                                                 --                --          3,092,503               --         1,807,197
1.60%                                                 --                --          1,594,782        2,471,609         1,080,599
1.65%                                                 --            21,667          5,876,149               --         2,509,423
1.70%                                                 --           158,615         40,252,714               --        11,090,712
1.75%                                                 --                --         22,256,390               --         5,907,097
1.80%                                                 --            11,241          1,426,317               --           458,098
1.85%                                                 --                --          1,606,529               --           608,184
1.90%                                                 --                --         30,873,781               --         9,998,248
1.95%                                                 --                --         15,428,701               --         4,061,584
2.00%                                                 --                --            489,711               --           109,283
2.05%                                                 --                --          1,619,425               --           599,739
2.10%                                                 --                --          5,217,055               --         1,493,132
2.15%                                                 --                --          3,799,341               --           852,017
2.20%                                                 --                --            165,545               --            38,455
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,798,276         1,581,235        187,622,747       12,970,526        76,054,670
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    363

                                                FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                               OVERSEAS,         OVERSEAS,        GLOBAL REAL        INC SEC,        RISING DIVD,
PRICE LEVEL                                     SERV CL          SERV CL 2         EST, CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           189,195           106,014                --                --
1.05%                                                 --         1,053,328           497,783           132,379            27,076
1.10%                                                 --           326,404           305,985                --                --
1.15%                                                 --           821,783            24,022           349,094            23,243
1.20%                                                 --           533,407           385,292         1,265,036                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --           623,884           912,843         2,316,745             5,036
1.30%                                                 --           587,546           104,570           877,894            27,790
1.35%                                                 --         1,605,242           452,946           567,384            35,796
1.40%                                                 --                --                --                --                --
1.40%                                            371,699           946,671           604,516         1,317,072             5,436
1.45%                                                 --           557,813           422,832         3,166,204            22,764
1.50%                                            203,591         1,405,176           617,626         4,128,859           128,234
1.55%                                                 --           741,277           185,496           182,929                --
1.60%                                          1,677,234           796,372           670,699           103,560                --
1.65%                                                 --           707,773           128,506           521,935            16,711
1.70%                                                 --         4,416,325         1,178,852         3,050,539           159,962
1.75%                                                 --           902,031            26,805         1,067,456           240,510
1.80%                                                 --           458,920            62,889           383,880                --
1.85%                                                 --           344,388           110,165           408,509                --
1.90%                                                 --         4,606,112         1,056,369         1,849,191           150,914
1.95%                                                 --           690,548                --           666,253           109,572
2.00%                                                 --            95,671            47,202            30,633                --
2.05%                                                 --           261,292            40,240           454,635            25,806
2.10%                                                 --           620,345           102,634           290,579            34,477
2.15%                                                 --           214,817             2,045            74,295           150,484
2.20%                                                 --             1,735                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,252,524        23,508,055         8,046,331        23,205,061         1,163,811
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT          FTVIPT TEMP         FTVIPT
                                              SM CAP VAL,       SM MID CAP       MUTUAL SHARES     DEV MKTS SEC,     TEMP FOR SEC,
PRICE LEVEL                                      CL 2            GRO, CL 2         SEC, CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            323,506           769,142         3,217,638            41,309         1,045,645
1.05%                                                 --             2,640            83,254                --                --
1.10%                                          1,263,301         4,358,880        13,426,559           256,417         5,332,447
1.15%                                                 --           345,111           532,448                --            99,881
1.20%                                            405,919         2,000,027         3,211,621                --           730,784
1.25%                                                 --                --         2,439,725(1)             --           311,021(3)
1.25%                                            589,949         3,777,424         5,507,139(2)        263,860         2,003,273(4)
1.30%                                            400,479           180,036         4,129,471                --           564,949
1.35%                                            940,598         4,873,178        13,266,583           392,372         5,623,207
1.40%                                                 --                --                --                --                --
1.40%                                            770,755         1,785,701         9,245,348                --         1,424,932
1.45%                                            502,281         2,757,439         3,402,566                --           629,645
1.50%                                            526,982         1,683,586         8,671,253                --           643,559
1.55%                                            388,081           288,501         4,249,489                --           554,016
1.60%                                             71,112           109,285         2,023,067                --           778,054
1.65%                                            389,496           790,190         4,830,716                --           523,543
1.70%                                            310,670         1,426,760         2,786,851                --           309,184
1.75%                                             84,882           123,113         1,380,631                --           119,167
1.80%                                             14,753             8,360            93,913                --                --
1.85%                                             90,939                --           502,367                --           193,729
1.90%                                                 --           125,099           541,615                --                --
1.95%                                                 --             6,734           281,053                --                --
2.00%                                                 --                --                --                --                --
2.05%                                                 --                --            30,329                --                --
2.10%                                                 --            21,264           147,798                --                --
2.15%                                                 --                --            97,989                --                --
2.20%                                                 --                --             6,053                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,073,703        25,432,470        84,105,476           953,958        20,887,036
-----------------------------------------------------------------------------------------------------------------------------------





 364    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT            GS VIT
                                              GLOBAL INC,        GRO SEC,          CAP GRO,           MID CAP       STRATEGIC INTL
PRICE LEVEL                                      CL 2              CL 2              INST            VAL, INST         EQ, INST
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --               --                --                --                 --
1.05%                                           9,215,828          115,686                --         5,921,474                 --
1.10%                                                  --               --                --                --                 --
1.15%                                           2,787,315          106,200                --         2,480,216                 --
1.20%                                           7,113,203          394,508                --         2,353,211                 --
1.25%                                                  --               --                --                --                 --
1.25%                                           4,102,027           20,611                --         2,090,217                 --
1.30%                                           2,118,969          429,176                --         1,935,914                 --
1.35%                                           6,128,800          151,956                --         4,344,034                 --
1.40%                                                  --               --                --                --                 --
1.40%                                           5,432,205           18,184           211,805         2,403,235             82,861
1.45%                                           5,913,783          167,678                --         3,200,310                 --
1.50%                                           5,825,931          368,199            64,034         2,603,694             93,423
1.55%                                           3,063,483           25,899                --         1,826,154                 --
1.60%                                           2,347,967           56,118           602,859         1,518,449            350,716
1.65%                                           4,699,207          155,819                --         1,884,677                 --
1.70%                                          35,814,368          510,411                --        11,637,813                 --
1.75%                                          14,768,425          682,094                --         9,794,537                 --
1.80%                                           1,530,572           70,659                --           750,570                 --
1.85%                                           1,848,041            9,015                --         1,161,609                 --
1.90%                                          26,747,193          147,522                --        17,018,980                 --
1.95%                                           9,880,046          282,641                --         6,587,789                 --
2.00%                                             480,884               --                --           224,968                 --
2.05%                                           1,631,466           37,614                --           953,998                 --
2.10%                                           4,169,430          120,062                --         2,411,721                 --
2.15%                                           2,104,805           16,463                --         1,546,890                 --
2.20%                                              63,741               --                --            58,266                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         157,787,689        3,886,515           878,698        84,708,726            527,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                             STRUCTD U.S.          BAL,          GLOBAL TECH,        INTL GRO,        LG CAP GRO,
PRICE LEVEL                                    EQ, INST            INST              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --               --                --                --                 --
1.05%                                               2,202               --                --                --         11,693,947
1.10%                                                  --               --                --                --                 --
1.15%                                                  --               --            46,054                --          1,248,097
1.20%                                             933,835               --                --                --          9,206,003
1.25%                                                  --               --                --                --                 --
1.25%                                           2,394,559               --            79,452                --          7,226,829
1.30%                                                  --               --                --                --            650,810
1.35%                                                  --               --                --                --          4,081,824
1.40%                                                  --               --                --                --                 --
1.40%                                           1,109,176        2,497,592           411,385           720,584          9,966,230
1.45%                                           1,359,570               --                --                --          8,644,650
1.50%                                           1,407,797               --            76,632           440,495          5,758,174
1.55%                                                  --               --                --                --          2,250,180
1.60%                                           1,250,731               --           436,380         2,755,994          5,543,961
1.65%                                             103,678               --                --                --          5,026,872
1.70%                                             586,752               --                --                --         36,049,879
1.75%                                                  --               --                --                --         19,887,736
1.80%                                                  --               --                --                --          1,151,556
1.85%                                               4,359               --                --                --          1,537,815
1.90%                                                  --               --                --                --         25,309,416
1.95%                                                  --               --                --                --         12,100,612
2.00%                                                  --               --                --                --            289,506
2.05%                                                  --               --                --                --          1,127,740
2.10%                                                  --               --                --                --          3,862,546
2.15%                                               8,209               --                --                --          2,131,983
2.20%                                                  --               --                --                --             54,753
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           9,160,868        2,497,592         1,049,903         3,917,073        174,801,119
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    365

                                              JANUS ASPEN       JANUS ASPEN       JPM U.S. LG      LAZARD RETIRE     LAZARD RETIRE
                                             MID CAP GRO,       WORLD GRO,         CAP CORE          INTL EQ,       U.S. STRATEGIC,
PRICE LEVEL                                      SERV              INST               EQ               SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --               --                --
1.05%                                                 --                --                --               --                --
1.10%                                                 --                --                --               --                --
1.15%                                            241,134                --                --               --                --
1.20%                                                 --                --                --               --                --
1.25%                                                 --                --                --               --                --
1.25%                                            175,871                --                --               --                --
1.30%                                                 --                --                --               --                --
1.35%                                                 --                --                --               --                --
1.40%                                                 --                --                --               --                --
1.40%                                            914,485         1,308,351           664,154          159,564            94,351
1.45%                                                 --                --                --               --                --
1.50%                                            187,076                --           141,121           72,439            55,233
1.55%                                                 --                --                --               --                --
1.60%                                          1,715,015                --           534,602          310,493           231,304
1.65%                                                 --                --                --               --                --
1.70%                                                 --                --                --               --                --
1.75%                                                 --                --                --               --                --
1.80%                                                 --                --                --               --                --
1.85%                                                 --                --                --               --                --
1.90%                                                 --                --                --               --                --
1.95%                                                 --                --                --               --                --
2.00%                                                 --                --                --               --                --
2.05%                                                 --                --                --               --                --
2.10%                                                 --                --                --               --                --
2.15%                                                 --                --                --               --                --
2.20%                                                 --                --                --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,233,581         1,308,351         1,339,877          542,496           380,888
-----------------------------------------------------------------------------------------------------------------------------------




                                             LM PTNRS VAR       LVIP BARON          MFS INV           MFS INV           MFS INV
                                              SM CAP GRO,        GRO OPP,         GRO STOCK,          TRUST,            TRUST,
PRICE LEVEL                                      CL I             SERV CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                  --           369,891                --               --
1.05%                                               --                  --                --                --               --
1.10%                                               --                  --         2,305,200                --               --
1.15%                                               --                  --            18,583                --          150,191
1.20%                                               --                  --            61,930           670,181               --
1.25%                                               --                  --                --                --               --
1.25%                                               --                  --           460,135         1,239,644          450,670
1.30%                                               --                  --            44,965                --               --
1.35%                                               --                  --         1,985,370                --               --
1.40%                                               --                  --                --                --               --
1.40%                                           10,095             287,911            84,842           527,089          175,941
1.45%                                               --                  --            55,525           928,369               --
1.50%                                            1,559             389,322            41,449           940,073           59,207
1.55%                                               --                  --           189,100                --               --
1.60%                                               --             606,639                --                --            9,569
1.65%                                               --                  --            38,770            10,303               --
1.70%                                           10,443                  --            11,316           402,372           74,403
1.75%                                               --                  --            18,826                --               --
1.80%                                              666                  --             6,562                --               --
1.85%                                               --                  --             2,382                --               --
1.90%                                               --                  --            14,492                --               --
1.95%                                               --                  --             6,202                --               --
2.00%                                               --                  --                --                --               --
2.05%                                               --                  --            13,011                --               --
2.10%                                               --                  --            10,996                --               --
2.15%                                               --                  --                --                --               --
2.20%                                               --                  --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           22,763           1,283,872         5,739,547         4,718,031          919,981
-----------------------------------------------------------------------------------------------------------------------------------





 366    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                  MFS NEW             MFS               MFS            MFS TOTAL
                                                MFS NEW          DIS, SERV         RESEARCH,       TOTAL RETURN,        RETURN,
PRICE LEVEL                                  DIS, INIT CL           CL              INIT CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           314,307                --               --          3,209,234
1.05%                                                 --             2,216                --               --                 --
1.10%                                                 --         1,473,789                --               --         13,138,619
1.15%                                             15,609            40,532                --           47,437            489,779
1.20%                                                 --           124,336                --               --          1,977,968
1.25%                                                 --                --                --               --                 --
1.25%                                             21,467           647,394                --          247,054          5,504,660
1.30%                                                 --            47,277                --               --          2,665,305
1.35%                                                 --         1,196,055                --               --         16,024,178
1.40%                                                 --                --                --               --                 --
1.40%                                            689,652           148,600           679,910               --          3,307,173
1.45%                                                 --           111,418                --               --          1,780,611
1.50%                                             97,000            28,461           143,417               --          1,837,417
1.55%                                                 --            77,842                --               --          3,480,683
1.60%                                            863,820                --         1,463,101               --            606,486
1.65%                                                 --           104,446                --               --          3,177,463
1.70%                                                 --           140,823                --               --          1,038,811
1.75%                                                 --            69,062                --               --            819,077
1.80%                                                 --                --                --               --             48,645
1.85%                                                 --            24,359                --               --            545,023
1.90%                                                 --             8,604                --               --            101,525
1.95%                                                 --             3,319                --               --            131,779
2.00%                                                 --                --                --               --                 --
2.05%                                                 --            28,489                --               --             30,217
2.10%                                                 --                --                --               --             30,147
2.15%                                                 --                --                --               --             17,956
2.20%                                                 --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,687,548         4,591,329         2,286,428          294,491         59,962,756
-----------------------------------------------------------------------------------------------------------------------------------




                                                  MFS               MFS
                                              UTILITIES,        UTILITIES,           OPCAP             OPCAP             OPCAP
PRICE LEVEL                                     INIT CL           SERV CL             EQ              MANAGED           SM CAP
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           135,689               --                 --               --
1.05%                                                 --             9,176               --                 --               --
1.10%                                                 --           516,972               --                 --               --
1.15%                                             30,930           181,945               --                 --               --
1.20%                                            938,532            65,035               --                 --               --
1.25%                                                 --                --               --                 --               --
1.25%                                            963,641           323,209               --                 --               --
1.30%                                                 --            75,071               --                 --               --
1.35%                                                 --           145,693               --                 --               --
1.40%                                                 --                --               --                 --               --
1.40%                                          1,392,853           162,847          513,212          1,089,507          851,215
1.45%                                          1,331,123            52,990               --                 --               --
1.50%                                          1,428,767            66,998               --                 --               --
1.55%                                                 --           165,739               --                 --               --
1.60%                                          1,333,729            70,019               --                 --               --
1.65%                                            128,489           150,290               --                 --               --
1.70%                                            579,791           103,242               --                 --               --
1.75%                                                 --            45,700               --                 --               --
1.80%                                                 --             3,170               --                 --               --
1.85%                                                 --            73,286               --                 --               --
1.90%                                                 --           119,792               --                 --               --
1.95%                                                 --           102,061               --                 --               --
2.00%                                                 --                --               --                 --               --
2.05%                                                 --            48,166               --                 --               --
2.10%                                                 --            63,036               --                 --               --
2.15%                                                 --            57,784               --                 --               --
2.20%                                                 --                --               --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          8,127,855         2,737,910          513,212          1,089,507          851,215
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    367

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                               CAP APPR        CAP APPR VA,         GLOBAL        GLOBAL SEC VA,        HI INC
PRICE LEVEL                                       VA               SERV             SEC VA             SERV               VA
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           317,865               --            384,106                --
1.05%                                                 --            32,431               --             10,008                --
1.10%                                                 --         2,209,137               --          1,268,767                --
1.15%                                                 --         2,161,340               --             19,569                --
1.20%                                                 --           298,234               --            722,084                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --           761,457               --          2,214,736                --
1.30%                                                 --         1,867,775               --            283,058                --
1.35%                                                 --         4,333,284               --          1,028,194                --
1.40%                                                 --                --               --                 --                --
1.40%                                          1,515,456           288,825          101,317            863,748         1,012,326
1.45%                                                 --         2,419,335               --            941,292                --
1.50%                                                 --         2,101,505               --          1,358,945                --
1.55%                                                 --         1,306,762               --            301,704                --
1.60%                                                 --           278,184               --            194,116                --
1.65%                                                 --         1,717,956               --            736,786                --
1.70%                                                 --         7,382,937               --            831,417                --
1.75%                                                 --         4,181,926               --             76,361                --
1.80%                                                 --           210,202               --             76,269                --
1.85%                                                 --           298,929               --             41,193                --
1.90%                                                 --         8,700,078               --            230,923                --
1.95%                                                 --         3,686,263               --              3,947                --
2.00%                                                 --            65,104               --              5,962                --
2.05%                                                 --           432,919               --             21,618                --
2.10%                                                 --         1,208,887               --             21,727                --
2.15%                                                 --         1,147,155               --                 --                --
2.20%                                                 --            56,638               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,515,456        47,465,128          101,317         11,636,530         1,012,326
-----------------------------------------------------------------------------------------------------------------------------------




                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                                HI INC            MAIN ST         MAIN ST SM         STRATEGIC         STRATEGIC
PRICE LEVEL                                    VA, SERV             VA           CAP VA, SERV         BOND VA        BOND VA, SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            421,983               --            248,665               --           1,717,132
1.05%                                                 --               --             24,089               --          13,058,885
1.10%                                            954,870               --          1,145,850               --           3,944,779
1.15%                                                 --               --             18,393               --           4,022,788
1.20%                                            174,690               --            510,814               --           8,748,565
1.25%                                                 --               --                 --               --                  --
1.25%                                            269,616               --            374,671               --           6,680,044
1.30%                                            226,311               --            336,867               --           4,866,936
1.35%                                            685,871               --            961,538               --           9,661,770
1.40%                                                 --               --                 --               --                  --
1.40%                                            506,771          284,846            307,333          185,843           9,868,223
1.45%                                            261,167               --            358,581               --           9,968,405
1.50%                                             29,906               --            164,777               --           7,734,360
1.55%                                            326,973               --            300,085               --           7,129,932
1.60%                                              3,821               --            102,694               --           3,876,480
1.65%                                            213,716               --            198,086               --           9,314,159
1.70%                                                 --               --            221,092               --          44,473,664
1.75%                                             75,930               --            417,117               --          24,575,615
1.80%                                                 --               --             15,650               --           2,173,998
1.85%                                             50,916               --             39,771               --           3,204,642
1.90%                                                 --               --             70,664               --          38,908,759
1.95%                                                 --               --             26,906               --          16,735,924
2.00%                                                 --               --              1,833               --             806,544
2.05%                                                 --               --                 --               --           2,193,923
2.10%                                                 --               --                 --               --           6,179,018
2.15%                                                 --               --                 --               --           3,722,313
2.20%                                                 --               --                 --               --             119,722
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,202,541          284,846          5,845,476          185,843         243,686,580
-----------------------------------------------------------------------------------------------------------------------------------





 368    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               PIMCO VIT          PUT VT            PUT VT            PUT VT            PUT VT
                                              ALL ASSET,         DIV INC,          DIV INC,         GLOBAL EQ,        GRO & INC,
PRICE LEVEL                                   ADVISOR CL           CL IA             CL IB             CL IA             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --               --               --                --                 --
1.05%                                          11,740,560               --               --                --                 --
1.10%                                                  --               --               --                --                 --
1.15%                                             870,846               --               --                --                 --
1.20%                                           9,249,961               --               --                --                 --
1.25%                                                  --               --               --                --                 --
1.25%                                           5,058,597               --               --                --                 --
1.30%                                             696,662               --               --                --                 --
1.35%                                           4,227,399               --               --                --                 --
1.40%                                                  --               --               --                --                 --
1.40%                                           6,219,226        1,101,298          998,594           572,448          1,940,181
1.45%                                           8,294,899               --               --                --                 --
1.50%                                           3,846,003               --               --                --                 --
1.55%                                           2,327,483               --               --                --                 --
1.60%                                           2,055,446               --               --                --                 --
1.65%                                           4,894,583               --               --                --                 --
1.70%                                          37,480,812               --               --                --                 --
1.75%                                          19,764,818               --               --                --                 --
1.80%                                           1,172,951               --               --                --                 --
1.85%                                           1,648,647               --               --                --                 --
1.90%                                          26,288,944               --               --                --                 --
1.95%                                          12,326,874               --               --                --                 --
2.00%                                             368,341               --               --                --                 --
2.05%                                           1,244,225               --               --                --                 --
2.10%                                           4,059,843               --               --                --                 --
2.15%                                           2,187,217               --               --                --                 --
2.20%                                              46,170               --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         166,070,507        1,101,298          998,594           572,448          1,940,181
-----------------------------------------------------------------------------------------------------------------------------------




                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,      HLTH SCIENCES,       HI YIELD,         HI YIELD,           INC,
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            375,826            18,391               --                --                --
1.05%                                                 --                --               --                --                --
1.10%                                          1,994,432           255,610               --                --                --
1.15%                                            220,892                --               --                --            15,869
1.20%                                             33,533           103,627               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                          1,305,253           201,718               --                --            19,611
1.30%                                             77,245            58,311               --                --                --
1.35%                                          1,193,812           129,106               --                --                --
1.40%                                                 --                --               --                --                --
1.40%                                          2,564,674           184,792          499,134           516,692           125,945
1.45%                                             34,203           215,088               --                --                --
1.50%                                             95,480           214,628               --                --            25,752
1.55%                                             84,802           141,033               --                --                --
1.60%                                             31,825            72,156               --                --                --
1.65%                                             40,165           123,473               --                --                --
1.70%                                             33,102           136,183               --                --            52,811
1.75%                                             17,343            10,471               --                --                --
1.80%                                                 --             5,471               --                --                --
1.85%                                              7,322           157,138               --                --                --
1.90%                                                 --           143,727               --                --                --
1.95%                                                 --             2,134               --                --                --
2.00%                                                 --            13,589               --                --                --
2.05%                                                 --            12,141               --                --                --
2.10%                                                 --                --               --                --                --
2.15%                                                 --            13,247               --                --                --
2.20%                                                 --                --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          8,109,909         2,212,034          499,134           516,692           239,988
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    369

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       INTL GRO & INC,    INTL NEW OPP,       NEW OPP,          RESEARCH,
PRICE LEVEL                                      CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            392,111                --           136,797                --             2,925
1.05%                                                 --                --                --                --                --
1.10%                                          1,769,377                --           606,723                --           135,852
1.15%                                            101,224                --                --                --                --
1.20%                                          3,161,828                --                --                --            29,625
1.25%                                                 --                --                --                --                --
1.25%                                          4,301,789                --           406,702                --                --
1.30%                                            301,244                --                --                --                --
1.35%                                          1,797,507                --         1,126,051                --            63,409
1.40%                                                 --                --                --                --                --
1.40%                                          1,884,759             4,130           273,963         1,279,567             3,190
1.45%                                          3,624,634                --                --                --             2,507
1.50%                                          2,216,875                --                --                --             6,169
1.55%                                            408,625                --                --                --             7,918
1.60%                                             63,897                --                --                --                --
1.65%                                          1,656,515                --                --                --                --
1.70%                                          1,511,359                --                --                --                --
1.75%                                             77,476                --                --                --                --
1.80%                                             12,226                --                --                --                --
1.85%                                             46,924                --                --                --                --
1.90%                                             27,280                --                --                --                --
1.95%                                              5,619                --                --                --                --
2.00%                                                 --                --                --                --                --
2.05%                                                 --                --                --                --                --
2.10%                                             45,016                --                --                --                --
2.15%                                                 --                --                --                --                --
2.20%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         23,406,285             4,130         2,550,236         1,279,567           251,595
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT
                                              SM CAP VAL,         VISTA,           VOYAGER,          VOYAGER,           RVS VP
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB              BAL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           190,822                --                --           224,683
1.05%                                              5,882                --                --                --                --
1.10%                                                 --         1,354,156                --                --           381,936
1.15%                                             11,701           193,770                --                --            84,900
1.20%                                             54,079         1,888,571                --                --                --
1.25%                                                 --           511,421(5)             --                --                --
1.25%                                                 --         1,834,739(6)             --                --           291,875
1.30%                                             40,085            26,429                --                --                --
1.35%                                             38,105         1,636,169                --                --           542,203
1.40%                                                 --                --                --                --                --
1.40%                                             54,006           709,153           286,676         1,303,679         1,755,807
1.45%                                             19,927         2,462,592                --                --                --
1.50%                                             74,066         2,462,082                --                --           764,025
1.55%                                             16,665            11,960                --                --                --
1.60%                                             12,864                --                --                --         1,631,133
1.65%                                             87,010           201,425                --                --                --
1.70%                                            354,575           631,709                --                --            50,175
1.75%                                             57,121                --                --                --                --
1.80%                                             18,417                --                --                --                --
1.85%                                             19,660             1,545                --                --                --
1.90%                                            192,384             8,309                --                --                --
1.95%                                             61,803                --                --                --                --
2.00%                                              1,689                --                --                --                --
2.05%                                              8,460                --                --                --                --
2.10%                                             23,761             4,681                --                --                --
2.15%                                             30,661                --                --                --                --
2.20%                                              4,014                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,186,935        14,129,533           286,676         1,303,679         5,726,737
-----------------------------------------------------------------------------------------------------------------------------------





 370    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                          RVS
                                                RVS VP            RVS VP            RVS VP            THDL VP          PTNRS VP
PRICE LEVEL                                    CASH MGMT         DIV BOND         DIV EQ INC         EMER MKTS      FUNDAMENTAL VAL
                                           ----------------------------------------------------------------------------------------
1.00%                                           1,134,725         1,355,234           455,010               --                 --
1.05%                                             321,344        19,797,703        12,477,628        3,592,717          7,995,640
1.10%                                           3,737,712         3,407,498         1,611,562               --                 --
1.15%                                             333,506         2,204,021         4,137,320          981,150            484,410
1.20%                                             792,436        15,891,586         6,473,088        2,871,152          6,461,463
1.25%                                                  --                --                --               --                 --
1.25%                                           1,073,227         7,765,030         4,908,260          790,171          3,471,031
1.30%                                           1,172,269         3,049,719         2,853,709          872,346            380,346
1.35%                                           4,642,026        11,071,076         7,900,661        1,980,262          2,876,268
1.40%                                                  --                --           522,925(7)            --                 --
1.40%                                           3,976,247        12,247,775         6,386,968(8)     1,620,663          4,468,039
1.45%                                             513,131        14,000,920         8,832,564        2,131,825          6,623,887
1.50%                                           2,288,026        11,857,620         5,844,731        1,757,931          2,528,004
1.55%                                           4,213,381         5,831,791         2,516,223          878,747          1,534,817
1.60%                                           3,510,696         3,973,094         3,632,197          917,873          1,540,870
1.65%                                           1,885,318         8,939,646         6,016,038        1,692,367          3,875,195
1.70%                                           5,475,982        67,958,794        35,371,370       10,106,107         28,283,572
1.75%                                           2,212,759        33,076,847        17,997,115        4,673,890         15,422,178
1.80%                                             471,653         1,964,744         1,538,644          495,808            891,916
1.85%                                             137,068         3,241,221         1,266,822          562,476          1,225,811
1.90%                                           3,584,131        49,906,174        31,205,680        7,825,868         19,856,241
1.95%                                             925,543        21,398,612        12,984,346        3,156,656          9,500,004
2.00%                                             179,175           845,244           358,448          101,132            239,132
2.05%                                             184,456         2,874,913         1,694,823          480,503            904,180
2.10%                                             883,494         7,790,911         4,403,224        1,273,252          3,056,136
2.15%                                             810,912         4,312,882         3,012,831          721,861          1,675,923
2.20%                                                  --            66,268           159,763           31,933             40,798
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          44,459,217       314,829,323       184,561,950       49,516,690        123,335,861
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP                              RVS VP
                                           GLOBAL INFLATION       RVS VP           HI YIELD           RVS VP            THDL VP
PRICE LEVEL                                    PROT SEC             GRO              BOND             INC OPP          INTL OPP
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --            30,480                --               --                 --
1.05%                                           9,542,827           996,889           517,045        7,039,046                 --
1.10%                                                  --            46,358                --               --                 --
1.15%                                           1,299,894           302,398           822,187          631,826                 --
1.20%                                           7,255,159           451,581           514,918        5,490,316                 --
1.25%                                                  --                --                --               --                 --
1.25%                                           4,386,679           515,986         1,283,736        3,038,897              5,359
1.30%                                             927,294           194,163           516,625          486,697                 --
1.35%                                           4,931,559         1,032,168           994,043        2,558,812                 --
1.40%                                                  --                --                --               --                 --
1.40%                                           5,249,043         1,158,890         3,016,627        3,766,192            832,043
1.45%                                           5,762,544            54,707           910,433        4,196,792              4,248
1.50%                                           4,805,144         2,181,114         1,495,837        2,351,717                 --
1.55%                                           2,852,343           555,730           513,939        1,407,643                 --
1.60%                                           1,693,699           492,031         2,460,776        1,210,187                 --
1.65%                                           3,856,827            18,247         1,788,262        2,485,683              7,275
1.70%                                          35,149,110         3,798,092         6,703,243       20,776,030             19,866
1.75%                                          14,150,269           108,941         1,830,247       10,245,450              1,193
1.80%                                             997,850            53,995           664,698          603,868                 --
1.85%                                           1,398,555            42,344           822,172          891,049                 --
1.90%                                          24,802,652         2,883,336         4,514,369       14,533,504              1,625
1.95%                                           9,067,407             1,940         1,073,815        6,610,665              5,351
2.00%                                             382,136            21,875           266,737          191,847                 --
2.05%                                           1,390,327           154,675           388,581          789,735                 --
2.10%                                           3,485,575           203,289           898,992        2,246,183                 --
2.15%                                           1,648,679                --           719,878        1,184,025              1,661
2.20%                                              37,994                --            37,624           31,033                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         145,073,566        15,299,229        32,754,784       92,767,197            878,621
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    371

                                                RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                    LG CAP EQ        LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                           ----------------------------------------------------------------------------------------
1.00%                                            353,985                --               540                --           746,134
1.05%                                                 --                --                --                --             3,709
1.10%                                          2,383,061                --            40,299                --         4,498,065
1.15%                                          2,441,391             4,466           199,098                --           235,183
1.20%                                          2,063,668                --             5,680                --           234,175
1.25%                                                 --                --                --                --         3,454,837(5)
1.25%                                          4,303,215                --             1,857                --           477,947(6)
1.30%                                          2,415,914             4,588           129,737                --         1,424,607
1.35%                                          5,807,580            13,150           314,399                --         4,619,329
1.40%                                                 --                --                --                --                --
1.40%                                          4,870,518                --         1,722,067                --           193,061
1.45%                                          4,540,134            16,961            31,717                --           265,711
1.50%                                          8,998,596            15,052           239,448                --            63,131
1.55%                                          2,206,608            14,953           141,267                --           565,270
1.60%                                          4,174,945                --           277,353                --           177,021
1.65%                                          3,973,583                --            90,254            25,797            82,078
1.70%                                         14,408,557             2,463           596,734           135,973           367,396
1.75%                                          3,351,362             6,390            77,467            63,036           740,241
1.80%                                            646,629                --           124,011           793,136            11,586
1.85%                                          1,102,616                --           135,567                --            26,396
1.90%                                         10,759,273            23,359           905,716            68,693           147,208
1.95%                                          2,897,450            11,942                --                --            14,253
2.00%                                            273,398                --            42,081                --             5,561
2.05%                                            563,106             7,766            69,766                --            13,032
2.10%                                          1,699,089                --           136,657                --            30,194
2.15%                                            926,628                --               370                --                --
2.20%                                              2,401                --               475                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         85,163,707           121,090         5,282,560         1,086,635        18,396,125
-----------------------------------------------------------------------------------------------------------------------------------

                                               RVS PTNRS          RVS VP            RVS VP           RVS PTNRS           ROYCE
                                               VP SELECT           SHORT            SM CAP           VP SM CAP        MICRO-CAP,
PRICE LEVEL                                       VAL            DURATION             ADV               VAL            INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           758,910            15,946            79,879                --
1.05%                                                 --           710,913                --           639,101                --
1.10%                                                 --         4,022,474           300,515           507,172                --
1.15%                                                736           536,629            15,616         2,790,845                --
1.20%                                                 --         1,508,723            92,329           396,005                --
1.25%                                                 --         1,441,439(9)             --                --                --
1.25%                                                 --         1,411,371(10)       306,719           639,011                --
1.30%                                                 --         2,130,977                --         1,490,480                --
1.35%                                                 --         4,033,239           163,175         3,993,552                --
1.40%                                                 --           402,583(7)         76,233(7)             --                --
1.40%                                                 --         2,176,393(8)        215,319(8)      2,297,479           285,618
1.45%                                                 --         1,780,011           483,370         2,436,672                --
1.50%                                                 --         3,169,071           600,634         2,965,212           290,219
1.55%                                             14,540         1,895,698                --         1,167,997                --
1.60%                                                 --           634,179           355,266         1,617,781           635,370
1.65%                                             13,323         1,636,219            42,285         2,696,713                --
1.70%                                              7,048         6,206,988           330,233        11,899,960                --
1.75%                                                 --         2,396,367                --         4,429,737                --
1.80%                                                 --           419,420                --           793,701                --
1.85%                                                 --           588,612                --           687,066                --
1.90%                                                 --         5,294,255                --        12,674,190                --
1.95%                                                 --         1,183,968                --         3,793,667                --
2.00%                                                 --           139,651                --           221,639                --
2.05%                                                 --           599,974                --           787,100                --
2.10%                                              3,495           950,680                --         1,736,767                --
2.15%                                                 --           238,160                --         1,215,952                --
2.20%                                                 --                --                --            55,725                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             39,142        46,266,904         2,997,640        62,013,403         1,211,207
-----------------------------------------------------------------------------------------------------------------------------------





 372    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 ROYCE             RW VT             RW VT             RW VT             RW VT
                                                SM-CAP,           LG CAP            LG CAP            LG CAP            MID-CAP
PRICE LEVEL                                    INVEST CL          CORE EQ          GRO STOCK          VAL EQ            CORE EQ
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            32,348              3,978            9,438             8,883
1.05%                                                 --         1,035,590                 --               --                --
1.10%                                                 --            46,421              9,146            4,970             9,141
1.15%                                                 --           150,530            806,971               --            20,357
1.20%                                                 --           474,089                 --            4,488               341
1.25%                                                 --                --                 --               --                --
1.25%                                                 --           277,283             15,271            9,975            16,910
1.30%                                                 --           139,652            637,426           70,209            16,232
1.35%                                                 --           226,907            769,778           89,550            20,295
1.40%                                                 --                --                 --               --                --
1.40%                                            356,007           201,415             24,198            7,312            13,337
1.45%                                                 --            74,135              1,005            1,026                --
1.50%                                            133,844           284,976            900,841            7,874                --
1.55%                                                 --           212,655            323,361          146,177            13,750
1.60%                                            428,286            39,438              4,066           26,512                --
1.65%                                                 --            11,981             83,449               --            12,872
1.70%                                                 --           150,454            216,935               --                --
1.75%                                                 --            25,585             24,323           19,613                --
1.80%                                                 --                --                 --               --                --
1.85%                                                 --                --             18,029            8,524             1,673
1.90%                                                 --            10,334              8,553               --                --
1.95%                                                 --                --                 --               --                --
2.00%                                                 --                --                 --               --                --
2.05%                                                 --                --                 --               --                --
2.10%                                                 --                --                 --               --                --
2.15%                                                 --                --                 --               --                --
2.20%                                                 --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            918,137         3,393,793          3,847,330          405,668           133,791
-----------------------------------------------------------------------------------------------------------------------------------

                                                 RW VT                             VANK LIT          VANK LIT          VANK UIF
                                                SM CAP             THIRD           COMSTOCK,        GRO & INC,     GLOBAL REAL EST,
PRICE LEVEL                                     VAL EQ            AVE VAL            CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                             14,822                --            110,792          333,751                --
1.05%                                          1,089,475                --          7,162,920               --         2,329,225
1.10%                                             15,791                --          1,428,693          791,001                --
1.15%                                            585,674                --          8,386,680               --           176,624
1.20%                                            416,804                --          4,805,876          315,613         1,837,453
1.25%                                                 --                --                 --               --                --
1.25%                                            229,592                --          2,408,765           85,936         1,002,701
1.30%                                            360,268                --          5,183,506          135,564           119,304
1.35%                                            528,660                --         10,526,926          526,038           816,654
1.40%                                                 --                --                 --               --                --
1.40%                                            162,303           331,877          5,948,940          434,799         1,243,039
1.45%                                             28,375                --          9,082,548          161,390         1,771,502
1.50%                                            786,259           186,649          8,527,616          289,228           682,870
1.55%                                            264,611                --          3,992,203          245,498           449,646
1.60%                                             13,272           879,787          3,899,906            7,140           385,875
1.65%                                             36,208                --          7,150,293          196,709           995,778
1.70%                                            299,825                --         36,774,185          221,307         7,208,494
1.75%                                             38,333                --         18,828,176           24,267         4,030,651
1.80%                                                 --                --          1,946,459            8,465           212,308
1.85%                                              7,677                --          1,977,275           49,959           325,913
1.90%                                             13,527                --         39,815,218               --         4,909,209
1.95%                                                 --                --         15,014,149               --         2,613,653
2.00%                                                 --                --            525,906               --            51,835
2.05%                                                 --                --          2,283,206               --           210,310
2.10%                                                 --                --          5,631,273               --           771,462
2.15%                                                 --                --          3,966,290               --           453,513
2.20%                                                 --                --            192,240               --            10,662
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,891,476         1,398,313        205,570,041        3,826,665        32,608,681
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    373

                                               VANK UIF          VANK UIF          VANK UIF
                                             MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER
PRICE LEVEL                                      CL II             CL I              CL II          INTL SM CAP       U.S. SM CO
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            26,583                --                --                --
1.05%                                             12,353                --            71,017         4,011,255         3,212,119
1.10%                                                 --           189,589                --                --                --
1.15%                                                 --                --           204,463         1,108,723         1,857,676
1.20%                                                 --            45,572           102,941         3,187,121         2,534,149
1.25%                                                 --                --                --                --                --
1.25%                                                 --               306            11,610         1,744,470         1,472,380
1.30%                                                 --            90,422           169,254           849,392         1,295,714
1.35%                                                 --            99,423           299,967         1,897,718         2,935,507
1.40%                                                 --                --                --                --                --
1.40%                                                 --           110,862                --         1,387,400         1,967,240
1.45%                                              7,504           103,273           118,837         2,928,218         2,885,551
1.50%                                                 --            43,267           307,838         2,616,310         1,971,899
1.55%                                                 --            47,732           128,956           726,424         1,212,415
1.60%                                                 --            33,742                --         1,833,527         2,261,896
1.65%                                                 --            85,876            69,863         1,889,860         2,549,421
1.70%                                              8,119            45,608           552,941        10,277,836        13,827,841
1.75%                                                 --            12,336           199,224         6,287,478         6,233,479
1.80%                                              6,659                --            34,675           485,273           791,927
1.85%                                                 --             6,026            16,204           385,998           799,312
1.90%                                                 --                --           727,686         7,675,367        11,338,573
1.95%                                              1,210                --           172,156         4,527,789         4,306,699
2.00%                                                 --                --             8,411            88,162           174,059
2.05%                                                 --                --            60,641           316,646           612,431
2.10%                                                 --                --           120,747         1,223,869         1,633,106
2.15%                                                 --                --            55,903         1,093,873         1,072,280
2.20%                                                 --                --                --            46,271            49,167
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             35,845           940,617         3,433,334        56,588,980        66,994,841
-----------------------------------------------------------------------------------------------------------------------------------

                                                WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                               VT ASSET        VT C&B LG CAP          VT              VT INTL          VT LG CO
PRICE LEVEL                                      ALLOC              VAL             EQ INC             CORE              CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --                --                --
1.05%                                                 --           417,723                --                --                --
1.10%                                                 --                --                --                --                --
1.15%                                              3,329            18,031           182,365                --             3,000
1.20%                                          3,083,628           643,844         1,147,708           332,952           172,367
1.25%                                                 --                --                --                --                --
1.25%                                          5,032,073         1,220,695         2,351,306           747,613           455,123
1.30%                                                 --            13,243            85,559                --                --
1.35%                                              1,341           234,186            68,846                --                --
1.40%                                                 --                --                --                --                --
1.40%                                          1,531,670           304,573         1,749,500           253,392           252,420
1.45%                                          4,441,729           493,422         1,658,268           493,086           307,379
1.50%                                          4,566,288         1,116,164         1,701,773           602,894           841,195
1.55%                                                 --           211,303            27,812            18,434            18,652
1.60%                                            101,930            37,976         1,374,603            17,266                --
1.65%                                            355,737           136,369           447,404            79,155           149,424
1.70%                                          1,783,660         1,729,337         1,795,329           358,860            65,888
1.75%                                                 --             1,079           231,772                --                --
1.80%                                                 --            39,005           411,308             4,060            11,598
1.85%                                             14,618            19,090           626,724            20,238            10,855
1.90%                                                 --           906,886         1,197,888               842                --
1.95%                                                 --                --                --                --                --
2.00%                                                 --             9,192           127,278                --                --
2.05%                                              2,647            23,759           146,990               365                --
2.10%                                             27,455            43,775           224,074                --                --
2.15%                                                 --                --               533                --                --
2.20%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         20,946,105         7,619,652        15,557,040         2,929,157         2,287,901
-----------------------------------------------------------------------------------------------------------------------------------





 374    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                          VT LG              VT             VT SM CAP         VT TOTAL
PRICE LEVEL                                              CO GRO           MONEY MKT            GRO           RETURN BOND
                                                    ----------------------------------------------------------------------
1.00%                                                          --                --                --                --
1.05%                                                          --             6,896                --         3,583,801
1.10%                                                          --                --                --                --
1.15%                                                     890,341             5,966                --           719,446
1.20%                                                   4,505,692           974,747         1,357,870         2,362,750
1.25%                                                          --                --                --                --
1.25%                                                   7,942,161         3,340,297         2,408,241         3,664,091
1.30%                                                     373,633            20,007                --           439,252
1.35%                                                     476,854            24,112                --         2,880,931
1.40%                                                          --                --                --                --
1.40%                                                   7,311,114           456,154           992,439         3,964,737
1.45%                                                   6,881,797         1,805,783         2,155,363           916,014
1.50%                                                   6,462,918         1,610,144         2,318,244         3,379,433
1.55%                                                     119,819             9,792             4,810         2,364,053
1.60%                                                   2,906,567            40,056                --         2,329,735
1.65%                                                   4,204,886           339,854           330,550         1,942,474
1.70%                                                  10,813,248         1,057,798           924,474        16,465,401
1.75%                                                     375,411             4,447                --           339,521
1.80%                                                     994,950            42,738             4,224         1,137,082
1.85%                                                   1,173,125            39,343                --         1,551,520
1.90%                                                   4,469,566           153,429               815        12,231,050
1.95%                                                          --                --                --                --
2.00%                                                     200,678             8,644                --           507,524
2.05%                                                     564,468            43,927                --           804,979
2.10%                                                     594,807            80,817                --         1,404,847
2.15%                                                       7,426             2,268                --            16,251
2.20%                                                          --                --                --                --
--------------------------------------------------------------------------------------------------------------------------
Total                                                  61,269,461        10,067,219        10,497,030        63,004,892
--------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    375

The following is a summary of net assets at Dec. 31, 2007:


                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                              BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,
PRICE LEVEL                                     SER II             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $ 1,036,703       $   226,695       $    24,328       $       --        $    89,869
1.05%                                                  81                --         1,321,740               --                111
1.10%                                           4,923,560         1,397,422           152,660               --            839,331
1.15%                                             978,928           165,900            66,514               --                112
1.20%                                           1,035,609           734,402           714,536               --             64,709
1.25%                                                  --                --                --               --                 --
1.25%                                             948,406         2,902,273           803,626               --            121,290
1.30%                                           1,892,796                --            68,764               --            327,021
1.35%                                           5,641,681         2,349,638           945,801               --            506,328
1.40%                                                  --                --                --               --                 --
1.40%                                           1,070,567         1,947,016         1,138,408          473,996            187,779
1.45%                                           2,143,549         1,377,887            82,301               --            171,297
1.50%                                           2,264,507         1,884,826           977,004           78,993             41,033
1.55%                                           1,790,896                --           823,161               --            214,950
1.60%                                             155,300         1,550,196           363,048        1,092,235            215,225
1.65%                                           2,131,699           159,002           284,505               --             80,202
1.70%                                           3,973,885           286,619         5,258,095               --            251,922
1.75%                                           2,486,913                --             4,253               --             27,488
1.80%                                              59,129               101           165,295               --             78,517
1.85%                                             253,081                --           164,786               --             65,636
1.90%                                           4,724,625                --         3,219,762               --            107,376
1.95%                                           2,316,344                --               128               --              2,750
2.00%                                              33,318                --            14,895               --                109
2.05%                                             162,035                --           177,922               --                109
2.10%                                             762,400                --           162,311               --                108
2.15%                                             707,465                --                96               --                109
2.20%                                                  75                --                96               --                108
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $41,493,552       $14,981,977       $16,934,035       $1,645,224        $ 3,393,489
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CORE EQ,          CORE EQ,         GLOBAL HLTH        INTL GRO,         INTL GRO,
PRICE LEVEL                                      SER I            SER II         CARE, SER II          SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   171,205       $    21,411       $        --       $       --        $        --
1.05%                                                  --                --                77               --          4,200,070
1.10%                                           1,749,214           117,149                --               --                 --
1.15%                                             254,856                --                77               --            248,486
1.20%                                           2,284,807             9,192                77               --          3,427,827
1.25%                                                  --                --                --               --                 --
1.25%                                           5,679,515            14,200                77               --          1,827,588
1.30%                                                  --            11,382                77               --            194,745
1.35%                                           3,059,731            61,633                77               --          1,495,653
1.40%                                                  --                --                --               --                 --
1.40%                                           8,537,325            44,344                77        2,229,014          2,329,964
1.45%                                           2,859,622            19,208                77               --          3,443,663
1.50%                                           2,932,141            12,398                77               --          1,283,996
1.55%                                                  --               113                77               --            816,648
1.60%                                           2,862,488               113                77               --            797,862
1.65%                                             292,067            51,497                77               --          1,995,141
1.70%                                             486,320            16,556             9,684               --         14,491,996
1.75%                                                  --            27,942             2,135               --          8,076,063
1.80%                                              14,064               113            10,674               --            459,449
1.85%                                                  --               113                77               --            625,573
1.90%                                                  --                --                77               --         10,131,451
1.95%                                                  --                --                77               --          4,900,916
2.00%                                                  --                --                77               --            107,369
2.05%                                                  --                --                77               --            459,349
2.10%                                                  --                --                77               --          1,595,422
2.15%                                                  --                --             7,059               --            846,573
2.20%                                                  --                --                76               --             22,709
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $31,183,355       $   407,364       $    31,014       $2,229,014        $63,778,513
-----------------------------------------------------------------------------------------------------------------------------------





 376    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                             MID CAP CORE       BAL SHARES,      GLOBAL TECH,       GRO & INC,         INTL VAL,
PRICE LEVEL                                   EQ, SER II           CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $  107,735        $  157,483       $  1,796,923      $         --
1.05%                                                  85              110                85             10,146         8,006,139
1.10%                                                  --          824,784         1,010,175          9,201,427                --
1.15%                                             299,347           22,110                85              8,883         5,119,429
1.20%                                                  85          140,857            49,833            252,954         6,363,479
1.25%                                                  --               --                --                 --                --
1.25%                                                  84          127,097           459,791          3,578,374         3,572,102
1.30%                                             258,097           93,085           185,434            386,893         3,742,403
1.35%                                             490,677          599,090         1,480,115         12,058,969         8,462,215
1.40%                                                  --               --                --                 --                --
1.40%                                                  84          141,670           619,477            648,411         7,168,231
1.45%                                             382,095           84,693           148,004            327,717         8,181,474
1.50%                                             533,079           19,019           301,713            359,284         7,418,223
1.55%                                             172,903          106,641           399,678            938,222         3,729,604
1.60%                                                  84           15,475         1,007,399            380,237         4,120,726
1.65%                                             399,540           19,667           631,905            933,658         6,973,148
1.70%                                           1,075,191            2,752           188,429            253,682        41,382,848
1.75%                                             670,497           97,779             9,728            357,968        18,049,738
1.80%                                              11,937               90               769            116,751         2,193,980
1.85%                                              41,859           62,149           118,867             53,519         2,331,107
1.90%                                           1,370,845               89                85            218,932        32,910,309
1.95%                                             674,309            8,332                85             18,709        12,076,637
2.00%                                               9,188               89                85              1,173           474,121
2.05%                                              44,788            1,334                85            124,598         1,815,617
2.10%                                             275,712           25,228                85              1,098         4,778,059
2.15%                                             204,372               89             3,433                 96         2,775,514
2.20%                                                 129               88                85                 96           110,128
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 6,914,987       $2,500,052        $6,772,913       $ 32,028,720      $191,755,231
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP
                                              LG CAP GRO,       INTER BOND,       INC & GRO,      INFLATION PROT,        AC VP
PRICE LEVEL                                      CL B              CL B              CL I              CL II          INTL, CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   637,608       $       --        $       --       $         --      $         --
1.05%                                                  --               --                --              2,206                95
1.10%                                           2,549,759               --                --                 --                --
1.15%                                                  --               --                --          7,104,567                88
1.20%                                             146,845               --                --              2,201                95
1.25%                                                  --               --                --                 --                --
1.25%                                             947,998               --                --              2,199                95
1.30%                                             201,540               --                --          5,206,784                87
1.35%                                           3,786,336               --                --          8,737,611                87
1.40%                                                  --               --                --                 --                --
1.40%                                           1,400,492        1,202,022         1,148,169          3,821,857                95
1.45%                                             111,461               --                --          4,301,643            44,595
1.50%                                             337,336          937,756                --          7,884,432                87
1.55%                                             427,750               --                --          3,303,437                87
1.60%                                           1,724,902        1,132,821                --          3,252,967                94
1.65%                                             292,038               --                --          5,676,851                86
1.70%                                              11,260               --                --         26,604,437            13,224
1.75%                                              14,346               --                --          9,896,931                86
1.80%                                                 122               --                --          2,063,958                86
1.85%                                              65,877               --                --          2,368,859                86
1.90%                                                  --               --                --         25,848,406           119,915
1.95%                                                  --               --                --          7,552,902                85
2.00%                                                  --               --                --            638,888                85
2.05%                                                  --               --                --          1,802,911            22,740
2.10%                                                  --               --                --          4,018,613                85
2.15%                                                  --               --                --          2,510,567                85
2.20%                                                  --               --                --            156,442                85
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $12,655,670       $3,272,599        $1,148,169       $132,759,669      $    202,153
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    377

                                                 AC VP             AC VP             AC VP             AC VP           COL ASSET
                                             MID CAP VAL,         ULTRA,             VAL,              VAL,            ALLOC, VS
PRICE LEVEL                                      CL II             CL II             CL I              CL II             CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $        --       $        --       $       --       $         --
1.05%                                                 66             25,483                --               79                 --
1.10%                                                 --                 --                --               --                 --
1.15%                                                 66          2,731,784                --            2,558            142,716
1.20%                                                 66            293,394                --               79                 --
1.25%                                                 --                 --                --               --                 --
1.25%                                                 66                 84                --               79            723,427
1.30%                                                 66          2,061,512                --            1,431                 --
1.35%                                              1,410          3,296,624                --            8,549                 --
1.40%                                                 --                 --                --               --                 --
1.40%                                                 66                 87         1,172,201           15,138                 --
1.45%                                                 66          4,078,937                --            1,326                 --
1.50%                                                 66          2,515,354                --           51,667                 --
1.55%                                                 66            794,593                --               61                 --
1.60%                                                 66             12,292                --          110,200                 --
1.65%                                             49,324          2,854,315                --           24,554                 --
1.70%                                              8,022         10,045,407                --           90,653                 --
1.75%                                                 66          7,148,693                --            2,560                 --
1.80%                                                 66            289,140                --           66,438                 --
1.85%                                                 66            317,362                --               60                 --
1.90%                                              7,791          7,798,415                --           29,175                 --
1.95%                                                 66          6,162,861                --           21,069                 --
2.00%                                                 66             99,702                --               60                 --
2.05%                                                 66            304,682                --               60                 --
2.10%                                                 66          1,300,405                --               60                 --
2.15%                                                 66          2,004,577                --               60                 --
2.20%                                                 66            107,024                --               60                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   67,801        $54,242,727       $ 1,172,201       $  425,976       $    866,143
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL FEDERAL         COL HI            COL HI            COL LG          COL MARSICO
                                                SEC, VS          YIELD, VS         YIELD, VS        CAP GRO, VS         GRO, VS
PRICE LEVEL                                      CL A              CL A              CL B              CL A              CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $        --       $        --       $       --       $         --
1.05%                                                 --                 --            28,830               --         10,990,949
1.10%                                                 --                 --                --               --                 --
1.15%                                            374,910            108,084         1,267,119          760,101            803,710
1.20%                                                 --                 --            40,308               --          8,629,017
1.25%                                                 --                 --                --               --                 --
1.25%                                          1,495,446            593,870            14,160          403,821          4,760,369
1.30%                                                 --                 --           792,861               --            608,541
1.35%                                                 --                 --         1,642,840               --          3,871,900
1.40%                                                 --                 --                --               --                 --
1.40%                                                 --                 --             4,621               --          5,825,654
1.45%                                                 --                 --         1,328,313               --          7,941,175
1.50%                                                 --                 --         1,557,736               --          3,379,246
1.55%                                                 --                 --           586,733               --          2,139,120
1.60%                                                 --                 --                76               --          1,866,716
1.65%                                                 --                 --         1,086,226               --          4,620,099
1.70%                                                 --                 --         4,414,670               --         34,042,476
1.75%                                                 --                 --         5,283,481               --         18,409,754
1.80%                                                 --                 --           213,761               --          1,057,674
1.85%                                                 --                 --           124,415               --          1,471,533
1.90%                                                 --                 --         4,335,764               --         23,676,204
1.95%                                                 --                 --         2,728,767               --         11,339,297
2.00%                                                 --                 --            35,374               --            281,552
2.05%                                                 --                 --           239,508               --          1,079,918
2.10%                                                 --                 --           888,930               --          3,635,893
2.15%                                                 --                 --           846,892               --          2,000,607
2.20%                                                 --                 --            44,506               --             47,855
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,870,356        $   701,954       $27,505,891       $1,163,922       $152,479,259
-----------------------------------------------------------------------------------------------------------------------------------





 378    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              COL MARSICO         COL SM            COL SM              CS                CS
                                             INTL OPP, VS       CAP VAL, VS       CO GRO, VS         COMMODITY          MID-CAP
PRICE LEVEL                                      CL B              CL B              CL A             RETURN             CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --        $         --       $       --         $     --          $     --
1.05%                                            22,601           7,828,174               --               83                --
1.10%                                                --                  --               --               --                --
1.15%                                                84             474,623           53,935               83                --
1.20%                                                84           6,380,924               --               83                --
1.25%                                                --                  --               --               --                --
1.25%                                                84           3,387,145          169,352               83                --
1.30%                                                84             371,013               --               83                --
1.35%                                                84           2,828,357               --               83                --
1.40%                                                --                  --               --               --                --
1.40%                                                84           4,364,290               --            7,434            47,019
1.45%                                                84           6,470,817               --               83                --
1.50%                                             9,744           2,472,757               --               83            31,588
1.55%                                                84           1,509,720               --               83                --
1.60%                                                84           1,493,885               --               83           176,753
1.65%                                                84           3,765,193               --               83                --
1.70%                                            19,486          27,486,398               --          148,261                --
1.75%                                                84          14,974,453               --          127,932                --
1.80%                                               773             865,561               --              828                --
1.85%                                                84           1,191,676               --               82                --
1.90%                                                84          19,129,490               --               82                --
1.95%                                             3,043           9,299,061               --               81                --
2.00%                                                84             216,089               --               81                --
2.05%                                                84             874,387               --               81                --
2.10%                                                84           2,955,771               --            5,939                --
2.15%                                                84           1,618,131               --               81                --
2.20%                                                84              39,641               --               81                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $57,159        $119,997,556       $  223,287         $291,876          $255,360
-----------------------------------------------------------------------------------------------------------------------------------

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
PRICE LEVEL                                      SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --        $         --       $       --         $     --          $     --
1.05%                                                74               2,361               --              178             2,333
1.10%                                                --                  --               --               --                --
1.15%                                               129           1,074,774               --           16,869                82
1.20%                                                74              60,163          248,208              177                82
1.25%                                                --                  --               --               --                --
1.25%                                                74                  80          498,788              177                82
1.30%                                               903             781,145               --          265,516                82
1.35%                                            20,985           1,310,385               --           18,465                82
1.40%                                                --                  --               --               --                --
1.40%                                                74             629,980          326,331           74,134                82
1.45%                                            16,865             934,699          428,300           17,930                82
1.50%                                            30,705           1,166,752          176,854           27,125                82
1.55%                                               128             435,232               --              125                82
1.60%                                                73             679,624              113          202,415                82
1.65%                                               127           1,041,424           38,456              125                82
1.70%                                            24,670           3,800,883          218,205            1,982            19,124
1.75%                                               127           1,818,889               --           13,208                82
1.80%                                               126             318,191              112           64,392                82
1.85%                                               126             280,878               --              124                82
1.90%                                               126           3,719,661               --          139,903                82
1.95%                                               126           1,432,988               --              124                82
2.00%                                               125              52,889               --              123                82
2.05%                                               125             220,334               --           83,670                82
2.10%                                               125             520,459               --              123                81
2.15%                                               125             476,869               --              123                81
2.20%                                               125              22,365               --              123                81
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $96,137        $ 20,781,025       $1,935,367         $927,131          $ 23,176
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    379

                                                                                                                         EG VA
                                               DREY VIF            EV VT             EG VA             EG VA        FUNDAMENTAL LG
                                               INTL VAL,       FLOATING-RATE         BAL,           CORE BOND,           CAP,
PRICE LEVEL                                      SERV               INC              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $        --       $    98,064       $ 1,063,988       $    89,836
1.05%                                                  82         4,790,656                --                --                --
1.10%                                                  --                --           368,406         3,851,569           736,928
1.15%                                                 155           340,604                --         1,935,711                --
1.20%                                                  82         3,797,867           152,639           819,754                --
1.25%                                                  --                --                --                --                --
1.25%                                                  82         2,021,237           126,605         1,041,940           261,994
1.30%                                               2,744           315,198           307,030         3,527,263                --
1.35%                                              26,096         1,799,693           310,001         7,180,156           868,450
1.40%                                                  --                --                --                --                --
1.40%                                                  81         2,577,184           158,875         2,531,937                --
1.45%                                              12,446         3,043,913            17,174         1,149,976                --
1.50%                                              54,354         1,775,883           153,533         3,751,737                --
1.55%                                                 153           993,989           282,612         2,857,281                --
1.60%                                                  81           866,445             9,829           354,588                --
1.65%                                              11,452         1,863,074           323,728         1,384,060                --
1.70%                                             177,175        16,037,614            63,060         7,906,135                --
1.75%                                              56,972         7,741,785           196,167           437,960                --
1.80%                                              12,955           484,031                74            65,548                --
1.85%                                                 151           730,875            34,912           405,181                --
1.90%                                              37,284        11,212,196                --         7,581,308                --
1.95%                                              39,929         5,078,944                --                --                --
2.00%                                                 150           200,330                --            18,770                --
2.05%                                              32,691           587,161                --           855,871                --
2.10%                                                 149         1,762,576                --           857,200                --
2.15%                                               6,803           897,534                --                55                --
2.20%                                                 149            12,672                --             2,442                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   472,216       $68,931,461       $ 2,602,709       $49,580,430       $ 1,957,208
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                            FUNDAMENTAL LG         GRO,             HI INC,          INTL EQ,          INTL EQ,
PRICE LEVEL                                    CAP, CL 2           CL 2              CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   963,098       $   195,876       $   383,522       $   385,190       $   662,694
1.05%                                                  --                --                --                --                --
1.10%                                           4,296,799         1,740,039         1,898,654         1,982,437         4,373,419
1.15%                                             215,398           586,842         1,273,983                --         1,190,335
1.20%                                           1,561,622           462,332           262,706                --         1,702,946
1.25%                                                  --                --                --                --                --
1.25%                                             821,561           239,544           721,039           769,527           732,931
1.30%                                           1,498,240           778,210         1,521,354                --         2,086,875
1.35%                                           4,656,471         1,992,261         3,809,353         1,789,419         5,878,065
1.40%                                                  --                --                --                --                --
1.40%                                           1,285,164           434,056           927,117                --         1,495,716
1.45%                                           1,254,157           487,326           603,464                --         1,437,666
1.50%                                             882,094         1,034,817         2,066,347                --         2,078,387
1.55%                                           1,357,218           993,602         2,069,590                --         1,732,250
1.60%                                             185,890            33,009           229,932                --           295,286
1.65%                                             945,930           236,047           818,879                --         1,037,940
1.70%                                           1,037,993         1,987,104         4,948,769                --         3,836,823
1.75%                                             329,832           124,669           101,627                --           466,745
1.80%                                              26,656            11,086            48,642                --            52,873
1.85%                                             211,006           139,709           220,665                --           210,094
1.90%                                             855,446         2,113,462         4,620,772                --         4,071,342
1.95%                                                  --                --                --                --                --
2.00%                                              11,174             4,589             9,438                --            17,562
2.05%                                              78,188           120,351           404,135                --           293,768
2.10%                                              74,762           213,329           500,650                --           417,534
2.15%                                                  67                69                57                --                88
2.20%                                                  67               658             1,815                --                88
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $22,548,833       $13,928,987       $27,442,510       $ 4,926,573       $34,071,427
-----------------------------------------------------------------------------------------------------------------------------------





 380    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                                OMEGA,            OMEGA,         SPECIAL VAL,      SPECIAL VAL,    DIV INC BUILDER,
PRICE LEVEL                                      CL 1              CL 2              CL 1              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   174,588       $   753,184       $   660,480       $ 1,092,534      $    508,929
1.05%                                                  --                --                --                --                --
1.10%                                           1,127,836         3,044,104         3,610,931         3,634,223         2,803,025
1.15%                                                  --         1,899,116                --            45,160                --
1.20%                                                  --         1,247,383                --           896,393                --
1.25%                                                  --                --                --                --                --
1.25%                                             435,729           721,126         1,700,577           744,247           729,207
1.30%                                                  --         2,059,172                --         1,368,776                --
1.35%                                           1,722,255         5,387,169         4,582,664         2,946,457         3,204,311
1.40%                                                  --                --                --                --                --
1.40%                                                  --           761,600                --         1,926,135                --
1.45%                                                  --         1,068,208                --           957,810                --
1.50%                                                  --         2,878,701                --         1,136,174                --
1.55%                                                  --         2,177,811                --         1,110,637                --
1.60%                                                  --           103,460                --           112,714                --
1.65%                                                  --           487,212                --         1,155,412                --
1.70%                                                  --         5,343,828                --           747,514                --
1.75%                                                  --           249,960                --           193,194                --
1.80%                                                  --            37,484                --            73,068                --
1.85%                                                  --           225,835                --           183,916                --
1.90%                                                  --         6,509,639                --           532,518                --
1.95%                                                  --                --                --                --                --
2.00%                                                  --            29,827                --                67                --
2.05%                                                  --           395,472                --           235,910                --
2.10%                                                  --           691,038                --            32,145                --
2.15%                                                  --                60                --                66                --
2.20%                                                  --             1,184                --                66                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 3,460,408       $36,072,573       $10,554,652       $19,125,136      $  7,245,472
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                           DIV INC BUILDER,      BAL, SERV         BAL, SERV        CONTRAFUND,       CONTRAFUND,
PRICE LEVEL                                      CL 2               CL               CL 2             SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   496,748       $        --       $        --       $ 1,379,771      $  3,509,439
1.05%                                                  --                --                --                --        15,273,201
1.10%                                           2,695,462                --                --         8,110,413        15,743,510
1.15%                                           2,338,983            54,831                --                --        11,561,915
1.20%                                             906,715                --                --                --        16,614,559
1.25%                                                  --                --                --                --                --
1.25%                                             548,231           546,349                --         3,708,663        10,696,116
1.30%                                           3,256,268                --                --                --        13,851,332
1.35%                                           5,562,906                --                --         9,025,007        28,791,359
1.40%                                                  --                --                --                --                --
1.40%                                           2,746,114                --           238,611                --        18,478,176
1.45%                                             759,626                --                --                --        20,852,692
1.50%                                           5,404,539                --            96,827                --        17,390,097
1.55%                                           2,799,497                --                --                --        11,767,496
1.60%                                             116,704                --                76                --         9,232,931
1.65%                                           1,355,413                --                --                --        20,366,199
1.70%                                           8,195,323                --            32,102                --        86,693,237
1.75%                                             461,082                --                --                --        37,630,851
1.80%                                              55,658                --                76                --         4,257,123
1.85%                                             291,657                --                --                --         5,005,430
1.90%                                           8,348,621                --                --                --        67,085,358
1.95%                                                  --                --                --                --        24,882,667
2.00%                                              40,044                --                --                --           932,386
2.05%                                             830,219                --                --                --         4,051,346
2.10%                                             882,973                --                --                --         9,666,699
2.15%                                                  56                --                --                --         6,147,079
2.20%                                               2,105                --                --                --           278,547
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $48,094,944       $   601,180       $   367,692       $22,223,854      $460,759,745
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    381

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $       --       $         --       $        --      $    205,586
1.05%                                                 --                --                 --                --             5,844
1.10%                                                 --                --                 --                --         1,479,325
1.15%                                                 --           277,467                 --           121,530               145
1.20%                                            344,194                --                 --                --           250,220
1.25%                                                 --                --                 --                --                --
1.25%                                          1,073,744           458,536                 --            76,594           423,935
1.30%                                                 --                --                 --                --           312,198
1.35%                                                 --                --                 --                --           880,102
1.40%                                                 --                --                 --                --                --
1.40%                                            155,369         1,435,696            213,486                --           958,517
1.45%                                            418,673                --                 --                --           519,000
1.50%                                            309,033         1,106,055            217,022                --           493,806
1.55%                                                 --                --                 --                --           399,237
1.60%                                                 73         3,727,063                 83                --            96,013
1.65%                                                720                --                 --                --           211,362
1.70%                                            115,315                --            299,262                --           394,867
1.75%                                                 --                --                 --                --           248,790
1.80%                                                 72                --                 82                --               129
1.85%                                                 --                --                 --                --            49,452
1.90%                                                 --                --                 --                --            20,319
1.95%                                                 --                --                 --                --            16,750
2.00%                                                 --                --                 --                --               140
2.05%                                                 --                --                 --                --            11,246
2.10%                                                 --                --                 --                --            22,425
2.15%                                                 --                --                 --                --             8,729
2.20%                                                 --                --                 --                --               139
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,417,193        $7,004,817       $    729,935       $   198,124      $  7,008,276
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
PRICE LEVEL                                     SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  301,512        $       --       $         --       $ 1,314,995      $  1,748,120
1.05%                                                 --                --          9,346,947                --         5,568,790
1.10%                                          1,269,152                --                 --         7,541,128         9,621,534
1.15%                                                 --                --          4,420,438           593,538         2,052,518
1.20%                                                 --           147,476          7,442,258                --         8,080,872
1.25%                                                 --                --                 --                --                --
1.25%                                            855,803           651,856          3,927,163         5,650,716         9,378,594
1.30%                                                 --                --          3,033,749                --         3,832,726
1.35%                                          1,852,175                --          7,943,068         9,354,349        10,870,352
1.40%                                                 --                --                 --                --                --
1.40%                                                 --           297,042          5,039,261         3,606,212         7,666,998
1.45%                                                 --           373,887          9,959,155                --         8,892,029
1.50%                                                 --           476,707          7,325,866         1,308,929         6,181,420
1.55%                                                 --                --          3,368,505                --         4,500,985
1.60%                                                 --                60          1,692,780         5,842,823         2,346,872
1.65%                                                 --            29,788          6,376,437                --         5,720,052
1.70%                                                 --           217,275         43,597,964                --        25,196,105
1.75%                                                 --                --         24,062,547                --        11,236,276
1.80%                                                 --            16,051          1,539,315                --           983,323
1.85%                                                 --                --          1,730,529                --         1,487,985
1.90%                                                 --                --         33,195,768                --        17,499,471
1.95%                                                 --                --         16,560,144                --         7,095,802
2.00%                                                 --                --            524,604                --           190,574
2.05%                                                 --                --          1,731,718                --         1,043,877
2.10%                                                 --                --          5,568,113                --         2,594,183
2.15%                                                 --                --          4,047,693                --         1,477,600
2.20%                                                 --                --            176,068                --            66,564
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,278,642        $2,210,142       $202,610,090       $35,212,690      $155,333,622
-----------------------------------------------------------------------------------------------------------------------------------





 382    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                        FTVIPT
                                                FID VIP           FID VIP           FTVIPT            FTVIPT         FRANK RISING
                                               OVERSEAS,         OVERSEAS,       FRANK GLOBAL        FRANK INC           DIVD,
PRICE LEVEL                                     SERV CL          SERV CL 2      REAL EST, CL 2       SEC, CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $   359,741      $    182,574       $        --       $        --
1.05%                                                  --         1,285,582           446,855           151,190            28,039
1.10%                                                  --           617,221           523,958                --                --
1.15%                                                  --         1,435,282            33,924           473,281            28,994
1.20%                                                  --         1,018,418         1,009,807         2,526,567               104
1.25%                                                  --                --                --                --                --
1.25%                                                  --         1,169,984         2,383,014         4,609,184             5,193
1.30%                                                  --         1,515,316           198,229         1,183,669            34,474
1.35%                                                  --         2,993,376           764,625           763,614            44,325
1.40%                                                  --                --                --                --                --
1.40%                                             555,631         2,429,479         1,466,628         2,219,988             5,592
1.45%                                                  --         1,054,086           963,459         5,315,330            28,085
1.50%                                             260,838         2,649,727         1,401,673         6,949,732           157,926
1.55%                                                  --         1,888,416           347,177           244,403               125
1.60%                                           2,003,600         2,023,380         1,686,924           170,695               103
1.65%                                                  --         1,794,138           288,288           862,743            20,466
1.70%                                                  --         7,559,223         2,634,279         5,022,166           195,551
1.75%                                                  --         1,683,290            37,772         1,415,652           293,477
1.80%                                                  --           782,623           110,052           660,124               124
1.85%                                                  --           864,428           198,056           539,773               124
1.90%                                                  --         7,826,270         1,452,118         2,438,976           183,145
1.95%                                                  --         1,171,138                --           877,142           132,730
2.00%                                                  --           162,039            64,639            40,255               123
2.05%                                                  --           441,524            54,993           596,339            31,146
2.10%                                                  --         1,046,319           140,015           380,448            41,532
2.15%                                                  --           361,658             2,786            97,098           180,983
2.20%                                                  --             2,916               106                66               123
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 2,820,069       $44,135,574      $ 16,391,951       $37,538,435       $ 1,412,484
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT            FTVIPT            FTVIPT
                                              SM CAP VAL,       SM MID CAP       MUTUAL SHARES     TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                      CL 2            GRO, CL 2         SEC, CL 2         SEC, CL 2         SEC, CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   499,855       $   755,564      $  5,915,654       $   123,694       $ 1,643,883
1.05%                                                  --             2,997            93,091                --                --
1.10%                                           1,940,799         4,249,530        24,497,848           809,627         8,319,948
1.15%                                                  93           450,757         1,024,682                --           166,129
1.20%                                             616,527         1,411,387         6,264,043                --         1,360,838
1.25%                                                  --                --         4,740,367(1)             --           513,037(3)
1.25%                                           1,459,120         4,894,647        10,511,306(2)        776,322         3,090,256(4)
1.30%                                             802,980           333,125         7,525,671                --         1,317,863
1.35%                                           1,424,806         4,661,626        23,750,319         1,145,718         8,608,544
1.40%                                                  --                --                --                --                --
1.40%                                           1,281,699         1,148,432        17,652,096                --         2,694,557
1.45%                                             752,695         1,920,736         6,180,171                --         1,160,367
1.50%                                             871,203         1,074,335        15,656,610                --         1,209,720
1.55%                                             768,640           527,307         7,650,164                --         1,276,564
1.60%                                             116,875           147,196         3,876,206                --         1,454,017
1.65%                                             576,814           498,442         8,620,511                --         1,200,394
1.70%                                             507,570           896,314         4,953,695                --           574,464
1.75%                                             129,507           166,171         2,087,179                --           216,898
1.80%                                              23,964            11,129           142,860                --               107
1.85%                                             177,469               124           891,080                --           439,831
1.90%                                                  --           160,989           754,766                --                --
1.95%                                                  --             8,650           390,796                --                --
2.00%                                                  --                99                --                --                --
2.05%                                                  --                99            42,021                --                --
2.10%                                                  --            27,164           204,412                --                --
2.15%                                                  --               106           135,272                --                --
2.20%                                                  --                98             8,343                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $11,950,616       $23,347,024      $153,569,163       $ 2,855,361       $35,247,417
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    383

                                                FTVIPT            FTVIPT            GS VIT            GS VIT            GS VIT
                                              TEMP GLOBAL        TEMP GRO          CAP GRO,        MID CAP VAL,     STRATEGIC INTL
PRICE LEVEL                                    INC, CL 2         SEC, CL 2           INST              INST            EQ, INST
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $       --         $     --        $         --      $         --
1.05%                                          10,595,522          129,721               --           6,513,929                --
1.10%                                                  --               --               --                  --                --
1.15%                                           3,803,348          156,673               --           3,888,542                --
1.20%                                           8,157,788          441,152               --           7,160,280                --
1.25%                                                  --               --               --                  --                --
1.25%                                           4,700,418           23,029               --           6,335,471                --
1.30%                                           2,875,532          629,672               --           3,018,522                --
1.35%                                           8,301,878          222,538               --           6,760,903                --
1.40%                                                  --               --               --                  --                --
1.40%                                           7,345,342           20,288          216,517           6,433,835           119,079
1.45%                                           7,981,521          244,659               --           9,549,328                --
1.50%                                           7,848,409          536,260           56,592           7,761,778           108,159
1.55%                                           4,119,538           37,651               --           2,821,479                --
1.60%                                           3,151,525           62,333          548,140           3,220,994           388,366
1.65%                                           6,295,781          225,698               --           5,536,439                --
1.70%                                          47,893,306          737,967               --          34,053,163                --
1.75%                                          19,713,726          984,351               --          15,021,889                --
1.80%                                           2,071,970          101,778               --           1,576,741                --
1.85%                                           2,457,794           12,962               --           1,775,027                --
1.90%                                          35,506,780          211,725               --          25,959,054                --
1.95%                                          13,092,186          404,897               --          10,029,951                --
2.00%                                             636,072              144               --             341,883                --
2.05%                                           2,153,881           53,687               --           1,447,137                --
2.10%                                           5,494,327          171,035               --           3,651,563                --
2.15%                                           2,768,667           23,416               --           2,337,905                --
2.20%                                              83,698              143               --              87,881                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $207,049,009       $5,431,779         $821,249        $165,283,694      $    615,604
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT             JANUS             JANUS             JANUS             JANUS
                                             STRUCTD U.S.       ASPEN BAL,       ASPEN GLOBAL       ASPEN INTL       ASPEN LG CAP
PRICE LEVEL                                    EQ, INST            INST           TECH, SERV         GRO, SERV         GRO, SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $       --         $     --        $         --      $         --
1.05%                                               2,142               --               --                  --        12,371,592
1.10%                                                  --               --               --                  --                --
1.15%                                                  70               --           24,533                  --           998,123
1.20%                                             954,015               --               --                  --         9,729,535
1.25%                                                  --               --               --                  --                --
1.25%                                           2,437,217               --           42,023                  --         5,738,284
1.30%                                                  70               --               --                  --           687,347
1.35%                                                  69               --               --                  --         4,309,643
1.40%                                                  --               --               --                  --                --
1.40%                                           1,219,070        5,377,813          202,667           1,169,673         7,388,010
1.45%                                           1,362,179               --               --                  --         9,120,952
1.50%                                           1,490,659               --           37,462             709,559         4,236,074
1.55%                                                  69               --               --                  --         2,372,545
1.60%                                           1,267,106               --          211,709           4,025,498         3,995,340
1.65%                                             102,268               --               --                  --         5,296,748
1.70%                                             576,489               --               --                  --        37,972,325
1.75%                                                  69               --               --                  --        20,941,335
1.80%                                                  91               --               --                  --         1,212,127
1.85%                                               4,149               --               --                  --         1,618,225
1.90%                                                  69               --               --                  --        26,623,535
1.95%                                                  69               --               --                  --        12,724,466
2.00%                                                  69               --               --                  --           304,318
2.05%                                                  69               --               --                  --         1,185,088
2.10%                                                  69               --               --                  --         4,057,550
2.15%                                               7,667               --               --                  --         2,238,895
2.20%                                                  69               --               --                  --            57,399
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  9,423,813       $5,377,813         $518,394        $  5,904,730      $175,179,456
-----------------------------------------------------------------------------------------------------------------------------------





 384    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 JANUS             JANUS              JPM             LAZARD         LAZARD RETIRE
                                             ASPEN MID CAP      ASPEN WORLD       U.S. LG CAP     RETIRE INTL EQ,   U.S. STRATEGIC,
PRICE LEVEL                                    GRO, SERV         GRO, INST          CORE EQ            SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $       --        $       --        $       --        $       --
1.05%                                                 --                --                --                --                --
1.10%                                                 --                --                --                --                --
1.15%                                            184,570                --                --                --                --
1.20%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                            133,727                --                --                --                --
1.30%                                                 --                --                --                --                --
1.35%                                                 --                --                --                --                --
1.40%                                                 --                --                --                --                --
1.40%                                            633,002         2,156,055           630,594           208,194           110,037
1.45%                                                 --                --                --                --                --
1.50%                                            128,496                --           127,130            92,876            64,267
1.55%                                                 --                --                --                --                --
1.60%                                            975,981                --           498,935           395,246           288,461
1.65%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
1.75%                                                 --                --                --                --                --
1.80%                                                 --                --                --                --                --
1.85%                                                 --                --                --                --                --
1.90%                                                 --                --                --                --                --
1.95%                                                 --                --                --                --                --
2.00%                                                 --                --                --                --                --
2.05%                                                 --                --                --                --                --
2.10%                                                 --                --                --                --                --
2.15%                                                 --                --                --                --                --
2.20%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,055,776        $2,156,055        $1,256,659        $  696,316        $  462,765
-----------------------------------------------------------------------------------------------------------------------------------

                                               LM PTNRS            LVIP             MFS INV           MFS INV           MFS INV
                                              VAR SM CAP      BARON GRO OPP,      GRO STOCK,        TRUST, INIT       TRUST, SERV
PRICE LEVEL                                    GRO, CL I          SERV CL           SERV CL             CL                CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $       --        $  294,580        $       --        $       --
1.05%                                                 77                --                85                --                --
1.10%                                                 --                --         1,821,862                --                --
1.15%                                                 77                --            24,024                --           162,853
1.20%                                                 76                --            81,636           770,145                --
1.25%                                                 --                --                --                --                --
1.25%                                                 76                --           360,845         1,422,079           485,165
1.30%                                                 76                --            71,094                --                --
1.35%                                                 76                --         1,539,584                --                --
1.40%                                                 --                --                --                --                --
1.40%                                             10,489           579,773           133,493           588,522           234,576
1.45%                                                 76                --            72,439         1,032,514                --
1.50%                                              1,682           650,111            53,964         1,041,256            78,495
1.55%                                                 76                --           295,362                --                --
1.60%                                                 75         1,010,866                64                87            12,615
1.65%                                                 76                --            60,257            11,281                --
1.70%                                             10,750                --            14,337           438,827            97,984
1.75%                                                 76                --            24,257                --                --
1.80%                                                761                --             8,284                86                86
1.85%                                                 77                --             3,679                --                --
1.90%                                                 76                --            18,226                --                --
1.95%                                                 76                --             7,786                --                --
2.00%                                                 76                --                63                --                --
2.05%                                                 76                --            16,274                --                --
2.10%                                                 76                --            13,728                --                --
2.15%                                                 76                --                63                --                --
2.20%                                                 76                --                63                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   25,128        $2,240,750        $4,916,049        $5,304,797        $1,071,774
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    385

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
PRICE LEVEL                                     INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $  328,522        $       --        $       --        $ 4,845,329
1.05%                                                  --            2,249                --                --                111
1.10%                                                  --        1,528,726                --                --         19,686,369
1.15%                                              22,510           38,556                --            74,026            696,779
1.20%                                                  --          150,097                --                --          2,614,642
1.25%                                                  --               --                --                --                 --
1.25%                                              30,705          612,498                --           382,394          7,775,132
1.30%                                                  --           77,491                --                --          3,917,753
1.35%                                                  --        1,217,263                --                --         23,558,036
1.40%                                                  --               --                --                --                 --
1.40%                                           1,001,283          174,748           777,673                --          4,383,422
1.45%                                                  --          133,112                --                --          2,329,504
1.50%                                              94,094           33,273           134,498                --          2,421,421
1.55%                                                  --          126,032                --                --          5,054,030
1.60%                                             766,696               --         1,433,891                --            794,711
1.65%                                                  --          168,276                --                --          4,590,834
1.70%                                                  --          162,721                --                --          1,353,322
1.75%                                                  --           81,488                --                --          1,058,251
1.80%                                                  --               76                --                --             61,927
1.85%                                                  --           38,858                --                --            779,757
1.90%                                                  --           10,272                --                --            124,088
1.95%                                                  --            3,957                --                --            160,774
2.00%                                                  --               61                --                --                 93
2.05%                                                  --           33,841                --                --             36,730
2.10%                                                  --               61                --                --             36,578
2.15%                                                  --               61                --                --             21,745
2.20%                                                  --               61                --                --                 92
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 1,915,288       $4,922,300        $2,346,062        $  456,420        $86,301,430
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS
                                              UTILITIES,        UTILITIES,           OPCAP             OPCAP             OPCAP
PRICE LEVEL                                     INIT CL           SERV CL             EQ              MANAGED           SM CAP
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $  387,072        $       --        $       --        $        --
1.05%                                                  --           14,166                --                --                 --
1.10%                                                  --        1,466,454                --                --                 --
1.15%                                              69,902          337,185                --                --                 --
1.20%                                           1,633,588          171,116                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                           2,160,252          594,670                --                --                 --
1.30%                                                  --          241,187                --                --                 --
1.35%                                                  --          407,525                --                --                 --
1.40%                                                  --               --                --                --                 --
1.40%                                           3,257,686          442,919           816,641         2,828,427          1,715,634
1.45%                                           2,271,969          137,982                --                --                 --
1.50%                                           2,213,406          181,142                --                --                 --
1.55%                                                  --          525,992                --                --                 --
1.60%                                           2,385,800          183,883                --                --                 --
1.65%                                             196,731          463,767                --                --                 --
1.70%                                             884,254          275,867                --                --                 --
1.75%                                                  --          117,535                --                --                 --
1.80%                                                 147            8,227                --                --                 --
1.85%                                                  --          223,923                --                --                 --
1.90%                                                  --          272,890                --                --                 --
1.95%                                                  --          232,071                --                --                 --
2.00%                                                  --              174                --                --                 --
2.05%                                                  --          109,121                --                --                 --
2.10%                                                  --          142,488                --                --                 --
2.15%                                                  --          130,435                --                --                 --
2.20%                                                  --              173                --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $15,073,735       $7,067,964        $  816,641        $2,828,427        $ 1,715,634
-----------------------------------------------------------------------------------------------------------------------------------





 386    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                 OPPEN CAP                             OPPEN
                                               OPPEN CAP         APPR VA,        OPPEN GLOBAL       GLOBAL SEC           OPPEN
PRICE LEVEL                                     APPR VA            SERV             SEC VA           VA, SERV          HI INC VA
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $   424,786       $       --        $   676,438      $         --
1.05%                                                 --             37,181               --             11,193                --
1.10%                                                 --          2,935,782               --          2,221,862                --
1.15%                                                 --          2,855,062               --             31,041                --
1.20%                                                 --            410,437               --          1,268,209                --
1.25%                                                 --                 --               --                 --                --
1.25%                                                 --          1,003,430               --          3,878,709                --
1.30%                                                 --          3,201,225               --            663,952                --
1.35%                                                 --          5,678,128               --          1,775,440                --
1.40%                                                 --                 --               --                 --                --
1.40%                                          2,718,928            466,076          228,315          1,499,909         1,351,255
1.45%                                                 --          3,306,543               --          1,642,388                --
1.50%                                                 --          3,373,131               --          2,346,535                --
1.55%                                                 --          2,203,295               --            699,037                --
1.60%                                                 --            442,303               --            399,858                --
1.65%                                                 --          2,882,361               --          1,251,524                --
1.70%                                                 --         11,676,478               --          1,419,425                --
1.75%                                                 --          5,625,304               --            129,693                --
1.80%                                                 --            330,646               --            155,435                --
1.85%                                                 --            496,613               --             94,045                --
1.90%                                                 --         11,180,175               --            356,379                --
1.95%                                                 --          4,728,520               --              6,081                --
2.00%                                                 --             83,355               --              9,167                --
2.05%                                                 --            553,284               --             33,179                --
2.10%                                                 --          1,542,138               --             33,284                --
2.15%                                                 --          1,460,741               --                155                --
2.20%                                                 --             71,984               --                155                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,718,928        $66,968,978       $  228,315        $20,603,093      $  1,351,255
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                              HI INC VA,          MAIN ST         MAIN ST SM         STRATEGIC         STRATEGIC
PRICE LEVEL                                      SERV               VA           CAP VA, SERV         BOND VA        BOND VA, SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  575,594        $        --       $  400,757        $        --      $  2,588,544
1.05%                                                 --                 --           23,500                 --        14,746,754
1.10%                                          1,295,035                 --        1,836,303                 --         5,913,100
1.15%                                                 --                 --           25,798                 --         5,022,126
1.20%                                            206,892                 --          739,986                 --        12,999,791
1.25%                                                 --                 --               --                 --                --
1.25%                                            362,600                 --          595,409                 --         9,899,940
1.30%                                            289,307                 --          682,636                 --         6,476,201
1.35%                                            917,126                 --        1,519,510                 --        14,278,719
1.40%                                                 --                 --               --                 --                --
1.40%                                            696,840            330,620          581,799            309,255        14,501,693
1.45%                                            306,105                 --          525,208                 --        14,603,581
1.50%                                             34,983                 --          310,223                 --        11,300,907
1.55%                                            446,338                 --          600,682                 --         9,998,634
1.60%                                              4,814                 --          192,314                 --         5,319,499
1.65%                                            290,243                 --          394,564                 --        13,493,927
1.70%                                                 --                 --          411,794                 --        64,234,039
1.75%                                             87,898                 --          590,619                 --        30,854,162
1.80%                                                 --                 --           57,440                 --         2,952,430
1.85%                                             63,352                 --           78,449                 --         4,150,369
1.90%                                                 --                 --           96,420                 --        47,259,517
1.95%                                                 --                 --           36,647                 --        20,292,872
2.00%                                                 --                 --            2,562                 --           976,018
2.05%                                                 --                 --               70                 --         2,650,321
2.10%                                                 --                 --               70                 --         7,449,362
2.15%                                                 --                 --               --                 --         4,479,491
2.20%                                                 --                 --               69                 --           143,832
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $5,577,127        $   330,620       $9,702,829        $   309,255      $326,585,829
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    387

                                               PIMCO VIT          PUT VT            PUT VT            PUT VT            PUT VT
                                              ALL ASSET,         DIV INC,          DIV INC,         GLOBAL EQ,        GRO & INC,
PRICE LEVEL                                   ADVISOR CL           CL IA             CL IB             CL IA             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $       --        $       --         $     --         $       --
1.05%                                          12,174,712               --                --               --                 --
1.10%                                                  --               --                --               --                 --
1.15%                                             902,430               --                --               --                 --
1.20%                                           9,582,527               --                --               --                 --
1.25%                                                  --               --                --               --                 --
1.25%                                           5,238,664               --                --               --                 --
1.30%                                             721,210               --                --               --                 --
1.35%                                           4,374,947               --                --               --                 --
1.40%                                                  --               --                --               --                 --
1.40%                                           6,434,126        2,099,409         1,469,078          890,403          5,023,394
1.45%                                           8,578,845               --                --               --                 --
1.50%                                           3,976,558               --                --               --                 --
1.55%                                           2,405,528               --                --               --                 --
1.60%                                           2,123,698               --                --               --                 --
1.65%                                           5,055,546               --                --               --                 --
1.70%                                          38,697,854               --                --               --                 --
1.75%                                          20,399,863               --                --               --                 --
1.80%                                           1,210,228               --                --               --                 --
1.85%                                           1,700,648               --                --               --                 --
1.90%                                          27,106,350               --                --               --                 --
1.95%                                          12,706,156               --                --               --                 --
2.00%                                             379,537               --                --               --                 --
2.05%                                           1,281,609               --                --               --                 --
2.10%                                           4,180,579               --                --               --                 --
2.15%                                           2,251,747               --                --               --                 --
2.20%                                              47,567               --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $171,530,929       $2,099,409        $1,469,078         $890,403         $5,023,394
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,      HLTH SCIENCES,       HI YIELD,         HI YIELD,           INC,
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                        $    460,341       $   25,037        $       --         $     --         $       --
1.05%                                                  --               76                --               --                 --
1.10%                                           2,424,415          346,128                --               --                 --
1.15%                                             258,885               57                --               --             22,040
1.20%                                              43,584          119,987                --               --                 --
1.25%                                                  --               --                --               --                 --
1.25%                                           1,517,448          232,909                --               --             27,016
1.30%                                             120,704           81,693                --               --                 --
1.35%                                           1,423,860          172,500                --               --                 --
1.40%                                                  --               --                --               --                 --
1.40%                                           3,597,069          211,557           974,648          750,501            151,356
1.45%                                              43,996          245,541                --               --                 --
1.50%                                             117,084          244,322                --               --             30,761
1.55%                                             130,895          195,190                --               --                 --
1.60%                                              38,001           95,130                --               --                 79
1.65%                                              61,691          139,365                --               --                 --
1.70%                                              40,115          153,269                --               --             62,333
1.75%                                              22,033           13,039                --               --                 --
1.80%                                                 110            7,096                --               --                 65
1.85%                                              11,135          214,270                --               --                 --
1.90%                                                  --          161,360                --               --                 --
1.95%                                                  --            2,448                --               --                 --
2.00%                                                  --           15,199                --               --                 --
2.05%                                                  --           13,556                --               --                 --
2.10%                                                  --               55                --               --                 --
2.15%                                                  --           14,732                --               --                 --
2.20%                                                  --               55                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 10,311,366       $2,704,571        $  974,648         $750,501         $  293,650
-----------------------------------------------------------------------------------------------------------------------------------





 388    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       INTL GRO & INC,    INTL NEW OPP,       NEW OPP,          RESEARCH,
PRICE LEVEL                                      CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   688,570       $        --       $  151,889        $       --        $    3,561
1.05%                                                 117                --               --                --                --
1.10%                                           3,089,813                --          668,585                --           164,491
1.15%                                             162,564                --               --                --                --
1.20%                                           3,667,305                --               --                --            37,587
1.25%                                                  --                --               --                --                --
1.25%                                           6,858,604                --          443,083                --                75
1.30%                                             696,667                --               --                --                75
1.35%                                           3,095,061                --        1,217,428                --            75,707
1.40%                                                  --                --               --                --                --
1.40%                                           3,077,522             7,140          361,400         2,900,786             4,839
1.45%                                           3,725,526                --               --                --             3,149
1.50%                                           2,269,758                --               --                --             7,730
1.55%                                             933,494                --               --                --            11,925
1.60%                                             115,774                --               --                --                74
1.65%                                           1,676,345                --               --                --                74
1.70%                                           1,523,363                --               --                --                --
1.75%                                             142,894                --               --                --                72
1.80%                                              21,674                --               --                --                --
1.85%                                             105,604                --               --                --                73
1.90%                                              45,648                --               --                --                --
1.95%                                               9,386                --               --                --                --
2.00%                                                  85                --               --                --                --
2.05%                                                  85                --               --                --                --
2.10%                                              74,771                --               --                --                --
2.15%                                                  85                --               --                --                --
2.20%                                                  84                --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $31,980,799       $     7,140       $2,842,385        $2,900,786        $  309,432
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT
                                              SM CAP VAL,         VISTA,           VOYAGER,          VOYAGER,           RVS VP
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB              BAL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $   146,196       $       --        $       --        $  254,866
1.05%                                               5,283                73               --                --                --
1.10%                                                  --         1,029,593               --                --           430,802
1.15%                                              14,695           197,090               --                --           100,980
1.20%                                              48,396         1,157,577               --                --                --
1.25%                                                  --           385,104(5)            --                --                --
1.25%                                                  --         1,852,328(6)            --                --           344,301
1.30%                                              50,109            48,566               --                --                --
1.35%                                              47,498         1,220,585               --                --           598,924
1.40%                                                  --                --               --                --                --
1.40%                                              67,209           804,981          423,394         1,826,404         3,947,395
1.45%                                              24,778         1,464,783               --                --                --
1.50%                                              91,890         1,458,767               --                --           801,199
1.55%                                              20,621            21,708               --                --                --
1.60%                                              15,880                84               --                --         1,775,236
1.65%                                             107,348           117,944               --                --                --
1.70%                                             436,884           368,442               --                --            60,353
1.75%                                              70,259                81               --                --                --
1.80%                                              22,592                84               --                --                76
1.85%                                              24,072             2,847               --                --                --
1.90%                                             234,932            10,939               --                --                --
1.95%                                              75,319                67               --                --                --
2.00%                                               2,053                67               --                --                --
2.05%                                              10,271                67               --                --                --
2.10%                                              28,799             6,117               --                --                --
2.15%                                              37,127                67               --                --                --
2.20%                                               4,855                67               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 1,440,870       $10,294,224       $  423,394        $1,826,404        $8,314,132
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    389

                                                RVS VP            RVS VP            RVS VP            THDL VP        RVS PTNRS VP
PRICE LEVEL                                    CASH MGMT         DIV BOND         DIV EQ INC         EMER MKTS      FUNDAMENTAL VAL
                                           ----------------------------------------------------------------------------------------
1.00%                                        $  1,299,914      $  1,643,458      $    830,866      $         --      $         --
1.05%                                             341,259        21,489,256        14,179,884         5,553,854         7,936,077
1.10%                                           4,070,283         4,109,361         2,926,296                --                --
1.15%                                             386,072         2,969,787         7,735,500         3,364,859           480,550
1.20%                                             854,228        17,972,436        13,046,477         4,427,227         6,406,872
1.25%                                                  --                --                --                --                --
1.25%                                           1,234,513        10,380,144         9,102,170         2,690,342         3,440,553
1.30%                                           1,249,358         3,493,217         6,827,299         2,432,564           376,933
1.35%                                           5,180,615        13,166,759        14,145,460         5,512,094         2,849,087
1.40%                                                  --                --           960,757(7)             --                --
1.40%                                           5,326,295        21,389,323        12,673,177(8)      4,502,695         4,424,367
1.45%                                             547,363        15,670,496        17,457,554         5,911,956         6,556,889
1.50%                                           2,567,259        15,327,094        11,577,673         4,866,500         2,501,598
1.55%                                           4,437,359         6,597,588         5,946,447         2,428,105         1,518,286
1.60%                                           3,853,090         5,102,072         7,060,698         2,531,527         1,523,737
1.65%                                           1,975,488        10,063,718        11,705,769         4,659,058         3,830,864
1.70%                                           5,626,050        77,377,467        68,556,524        27,770,843        27,950,862
1.75%                                           2,331,595        36,561,513        31,806,700        12,819,537        15,235,510
1.80%                                             483,395         2,166,586         2,722,012         1,357,427           880,814
1.85%                                             142,177         3,597,085         2,933,703         1,537,155         1,210,147
1.90%                                           3,779,010        54,535,206        49,933,017        21,348,289        19,596,095
1.95%                                             973,974        23,339,785        20,736,974         8,595,003         9,372,450
2.00%                                             188,187           920,329           571,442           274,858           235,882
2.05%                                             193,387         3,124,177         2,697,007         1,303,534           891,428
2.10%                                             924,711         8,451,054         6,993,920         3,447,569         3,012,062
2.15%                                             847,093         4,670,298         4,776,519         1,951,090         1,651,190
2.20%                                               1,042            71,620           252,801            86,181            40,188
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 48,813,717      $364,189,829      $328,156,646      $129,372,267      $121,922,441
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP
                                           GLOBAL INFLATION       RVS VP            RVS VP            RVS VP            THDL VP
PRICE LEVEL                                    PROT SEC             GRO          HI YIELD BOND        INC OPP          INTL OPP
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --      $     38,564      $         --      $         --      $         --
1.05%                                          10,489,891         1,072,263           552,151         7,497,830                90
1.10%                                                  --            58,328                --                --                --
1.15%                                           1,426,470           390,430         1,126,758           759,685                90
1.20%                                           7,955,166           608,471           681,216         5,833,240                89
1.25%                                                  --                --                --                --                --
1.25%                                           4,805,868           643,129         1,743,945         3,226,044             6,347
1.30%                                           1,015,056           303,897           633,271           588,861                --
1.35%                                           5,393,871         1,279,714         1,216,320         3,090,097                89
1.40%                                                  --                --                --                --                --
1.40%                                           5,736,260           646,878         3,935,583         3,987,750         1,634,281
1.45%                                           6,292,195            72,941         1,158,004         5,050,577             7,402
1.50%                                           5,242,428         1,208,191         1,878,627         2,825,024                88
1.55%                                           3,109,271           859,163           624,283         1,688,066                88
1.60%                                           1,844,750           283,321         3,103,496         1,277,125                88
1.65%                                           4,197,272            28,067         2,240,104         2,970,101            12,584
1.70%                                          38,219,602         4,805,602         8,357,167        24,777,535            34,306
1.75%                                          15,373,695           143,415         2,206,750        12,195,972             2,141
1.80%                                           1,113,874            68,076           876,924           717,585                87
1.85%                                           1,516,951            64,480           987,878         1,056,932                87
1.90%                                          26,879,495         3,621,636         5,413,417        17,209,158             2,873
1.95%                                           9,818,343             2,496         1,285,247         7,814,152             9,154
2.00%                                             413,435            27,379           318,697           226,343                86
2.05%                                           1,502,948           193,206           463,402           930,051                86
2.10%                                           3,764,735           253,472         1,070,048         2,640,723                86
2.15%                                           1,779,261                63           855,329         1,389,551             2,906
2.20%                                              40,949                63            44,611            36,350                85
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $157,931,786      $ 16,673,245      $ 40,773,228      $107,788,752      $  1,713,133
-----------------------------------------------------------------------------------------------------------------------------------





 390    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                    LG CAP EQ        LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   391,074       $        --       $      876        $        --       $   778,029
1.05%                                                 111                82               82                 74             4,268
1.10%                                           2,628,005                --           64,984                 --         4,675,429
1.15%                                           3,138,224             5,900          257,829                 74           248,194
1.20%                                           1,734,082                82            7,552                 74           328,871
1.25%                                                  --                --               --                 --         3,537,167(5)
1.25%                                           3,610,625                82            3,001                 74           500,783(6)
1.30%                                           3,088,681             6,029          212,388                 74         2,441,155
1.35%                                           7,410,786            17,248          500,250                 74         4,690,857
1.40%                                                  --                --               --                 --                --
1.40%                                           9,202,873                81        2,734,880                 74           329,194
1.45%                                           3,741,112            22,165           41,728                 74           369,399
1.50%                                           7,385,967            19,634          377,961                 73            87,563
1.55%                                           2,795,111            19,470          228,433                 73           953,241
1.60%                                           3,481,975                80          435,460                 73           297,782
1.65%                                           3,223,486                66          145,229             25,680           137,736
1.70%                                          11,601,912             3,256          931,921            135,304           478,529
1.75%                                           4,214,176             8,261          100,657             62,704         1,016,174
1.80%                                           1,048,395                65          192,638            788,706            15,036
1.85%                                           1,381,417                64          215,999                 73            43,745
1.90%                                          13,454,930            30,026        1,141,034             68,270           190,325
1.95%                                           3,616,720            15,322               65                 73            18,394
2.00%                                             340,670                63           52,819                 73             7,164
2.05%                                             700,317             9,929           87,408                 73            16,757
2.10%                                           2,109,241                62          170,904                 73            38,754
2.15%                                           1,148,282                62              527                 73                67
2.20%                                               2,971                62              656                 73                67
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $91,451,143       $   158,091       $7,905,281        $ 1,081,986       $21,204,680
-----------------------------------------------------------------------------------------------------------------------------------

                                                  RVS             RVS VP                                RVS              ROYCE
                                               PTNRS VP            SHORT            RVS VP          PTNRS VP SM       MICRO-CAP,
PRICE LEVEL                                   SELECT VAL         DURATION         SM CAP ADV          CAP VAL          INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $   956,582       $   23,561        $   119,948       $        --
1.05%                                                  83           760,807               --            633,932                --
1.10%                                                  --         5,001,922          440,078            757,329                --
1.15%                                               1,035           576,459           25,157          3,764,327                --
1.20%                                                  83         1,891,990          116,262            590,433                --
1.25%                                                  --         1,800,410(9)            --                 --                --
1.25%                                                  83         1,756,767(10)      490,099            950,108                --
1.30%                                                  67         2,267,443               --          2,881,475                --
1.35%                                                  67         4,981,525          234,753          5,880,046                --
1.40%                                                  --           496,368(7)       104,012(7)              --                --
1.40%                                                  67         2,670,730(8)       266,920(8)       3,386,987           937,856
1.45%                                                  66         2,168,350          596,905          3,581,964                --
1.50%                                                  66         3,900,600          738,752          4,346,772           795,712
1.55%                                              18,823         1,993,434               --          2,230,376                --
1.60%                                                  67           770,283          485,244          2,857,615         1,810,939
1.65%                                              17,184         1,962,575           51,404          3,919,873                --
1.70%                                               9,075         7,413,883          399,879         17,247,525                --
1.75%                                                  66         2,513,094               --          6,281,753                --
1.80%                                                  66           442,252               77          1,386,954                --
1.85%                                                  65           609,203               --          1,292,847                --
1.90%                                                  65         5,532,630               --         16,631,184                --
1.95%                                                  66         1,235,055               --          4,969,032                --
2.00%                                                  66           145,397               --            289,789                --
2.05%                                                  66           623,636               --          1,027,175                --
2.10%                                               4,499           986,314               --          2,262,304                --
2.15%                                                  65           246,612               --          1,580,979                --
2.20%                                                  65             1,552               --             72,320                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $    51,855       $53,705,873       $3,973,103        $88,943,047       $ 3,544,507
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    391

                                                 ROYCE             RW VT             RW VT             RW VT             RW VT
                                                SM-CAP,         LG CAP CORE       LG CAP GRO        LG CAP VAL       MID-CAP CORE
PRICE LEVEL                                    INVEST CL            EQ               STOCK              EQ                EQ
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $   58,322       $      6,235       $   17,365        $    17,459
1.05%                                                 --         1,118,218                 90               84                 80
1.10%                                                 --            83,286             14,266            9,132             17,853
1.15%                                                 --           207,263          1,040,868               72             30,487
1.20%                                                 --           707,433                 79            6,891                615
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --           493,791             23,642           18,194             32,812
1.30%                                                 --           248,602            984,481          127,737             31,428
1.35%                                                 --           402,116          1,185,926          161,945             39,202
1.40%                                                 --                --                 --               --                 --
1.40%                                          1,004,791           356,088             37,191           13,296             25,699
1.45%                                                 --           109,534              1,362            1,559                 89
1.50%                                            313,955           419,981          1,195,227           11,939                 89
1.55%                                                 --           373,954            493,315          263,874             26,300
1.60%                                          1,149,262            68,956              6,187           47,361                 72
1.65%                                                 --            20,919            126,679               --             24,500
1.70%                                                 --           203,013            274,218               71                 75
1.75%                                                 --            37,315             31,939           29,431                 88
1.80%                                                 --                --                 --               --                 --
1.85%                                                 --                67             27,101           15,094              3,170
1.90%                                                 --            13,859             10,733               70                 75
1.95%                                                 --                --                 --               --                 --
2.00%                                                 --                --                 --               --                 --
2.05%                                                 --                --                 --               --                 --
2.10%                                                 --                --                 --               --                 --
2.15%                                                 --                --                 --               --                 --
2.20%                                                 --                --                 --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,468,008        $4,922,717       $  5,459,539       $  724,115        $   250,093
-----------------------------------------------------------------------------------------------------------------------------------

                                                 RW VT                             VANK LIT          VANK LIT          VANK UIF
                                              SM CAP VAL           THIRD           COMSTOCK,        GRO & INC,        GLOBAL REAL
PRICE LEVEL                                       EQ              AVE VAL            CL II             CL II          EST, CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   33,154        $       --       $    187,482       $  581,132        $        --
1.05%                                          1,104,708                --          7,569,318               --          1,981,036
1.10%                                             35,126                --          2,404,061        1,369,901                 --
1.15%                                            897,307                --         10,841,310               --            150,128
1.20%                                            702,484                --          6,835,909          483,970          1,561,137
1.25%                                                 --                --                 --               --                 --
1.25%                                            506,038                --          4,020,858          147,647            851,628
1.30%                                            794,832                --          8,924,902          247,617            101,304
1.35%                                          1,162,374                --         17,478,667          898,971            693,175
1.40%                                                 --                --                 --               --                 --
1.40%                                            355,986           848,790          9,851,202          741,146          1,054,656
1.45%                                             47,328                --         12,785,556          244,924          1,502,629
1.50%                                          1,308,581           473,701         14,045,996          490,322            579,041
1.55%                                            576,688                --          6,790,040          442,943            381,135
1.60%                                             28,756         2,400,927          6,389,474           12,040            326,998
1.65%                                             78,439                --         12,101,147          353,173            843,508
1.70%                                            450,177                --         59,928,295          368,101          6,104,006
1.75%                                             63,159                --         26,176,361           36,373          3,411,849
1.80%                                                 --                --          3,270,056           14,005            179,666
1.85%                                             16,426                --          3,313,566           88,816            275,713
1.90%                                             20,166                --         50,070,630               --          4,151,243
1.95%                                                 --                --         18,847,765               --          2,209,685
2.00%                                                 --                --            658,946               --             44,035
2.05%                                                 --                --          2,855,519               --            177,678
2.10%                                                 --                --          7,029,883               --            651,497
2.15%                                                 --                --          4,942,358               --            382,839
2.20%                                                 --                --            239,192               --              9,032
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $8,181,729        $3,723,418       $297,558,493       $6,521,081        $27,623,618
-----------------------------------------------------------------------------------------------------------------------------------





 392    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               VANK UIF          VANK UIF          VANK UIF
                                             MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER
PRICE LEVEL                                      CL II             CL I              CL II          INTL SM CAP       U.S. SM CO
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $   61,095        $        --      $         --       $        --
1.05%                                              13,919               --             71,655         5,055,088         3,357,649
1.10%                                                  --          433,450                 --                --                --
1.15%                                                  82               --            362,336         2,505,509         2,628,678
1.20%                                                  82           83,943            103,588         4,006,255         2,642,241
1.25%                                                  --               --                 --                --                --
1.25%                                                  82              695             11,683         2,191,009         1,533,893
1.30%                                                  82          223,453            298,295         1,908,898         1,823,443
1.35%                                                  82          224,291            527,684         4,257,140         4,123,495
1.40%                                                  --               --                 --                --                --
1.40%                                                  82          249,695                 --         3,449,295         3,697,417
1.45%                                               8,514          188,265            208,331         6,544,792         4,038,465
1.50%                                                  82           96,840            538,613         4,254,718         3,664,989
1.55%                                                  82          116,517            225,203         1,617,709         1,690,643
1.60%                                                  82           75,112                151         2,244,813         3,221,906
1.65%                                                  82          208,599            121,585         4,193,122         3,541,906
1.70%                                               9,190          100,992            960,491        22,761,803        19,175,765
1.75%                                                  82           22,212            345,498        13,898,751         8,628,424
1.80%                                               7,465              104             60,014         1,070,783         1,094,163
1.85%                                                  82           14,496             27,943           850,161         1,102,372
1.90%                                                  82               --          1,254,749        16,874,208        15,608,694
1.95%                                               1,437               --            296,357         9,936,056         5,917,756
2.00%                                                  82               --             14,470           193,042           238,728
2.05%                                                  82               --            103,930           692,314           838,440
2.10%                                                  82               --            206,702         2,670,970         2,231,700
2.15%                                                  82               --             95,525         2,382,847         1,462,613
2.20%                                                  82               --                 --           100,621            66,932
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $    42,001       $2,099,759        $ 5,834,803      $113,659,904       $92,330,312
-----------------------------------------------------------------------------------------------------------------------------------

                                                WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                               VT ASSET           VT C&B             VT EQ            VT INTL            VT LG
PRICE LEVEL                                      ALLOC          LG CAP VAL            INC              CORE             CO CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $       --        $        --      $         --       $        --
1.05%                                                  87          458,104                 86                89                85
1.10%                                                  --               --                 --                --                --
1.15%                                               4,484           23,439            245,154                82             3,629
1.20%                                           3,875,130          799,501          1,642,113           379,654           128,450
1.25%                                                  --               --                 --                --                --
1.25%                                           6,277,419        1,509,808          3,351,242           849,271           337,876
1.30%                                                  67           17,118            114,385                81                60
1.35%                                               1,832          302,944             91,874                81                60
1.40%                                                  --               --                 --                --                --
1.40%                                           1,876,700          371,527          2,458,127           283,801           185,201
1.45%                                           5,420,979          599,470          2,320,644           551,798           224,628
1.50%                                           5,646,111        1,350,898          2,372,387           671,959           612,327
1.55%                                                  66          271,326             36,841            29,075            21,871
1.60%                                             163,614           64,161          1,913,308            36,824                73
1.65%                                             427,429          163,111            616,417            87,003           107,498
1.70%                                           2,134,697        2,060,455          2,463,904           394,132            47,215
1.75%                                                  66            1,438            304,784                80                59
1.80%                                                  61           65,306            695,075             8,575            16,841
1.85%                                              18,902           24,189            821,133            31,572            12,586
1.90%                                                  66        1,149,945          1,566,633             1,390                59
1.95%                                                  --               --                 --                --                --
2.00%                                                  65           11,604            165,839                79                58
2.05%                                               3,464           29,885            191,156               645                58
2.10%                                              35,178           55,083            290,894                79                58
2.15%                                                  65               66                756                78                58
2.20%                                                  65               66                 65                78                58
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $25,886,547       $9,329,444        $21,662,817      $  3,326,426       $ 1,698,808
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    393

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                        VT LG CO          VT MONEY          VT SM CAP      VT TOTAL RETURN
PRICE LEVEL                                                GRO               MKT               GRO              BOND
                                                    ----------------------------------------------------------------------
1.00%                                                  $        --       $        --       $       --        $        --
1.05%                                                           83             8,373               86          3,916,686
1.10%                                                           --                --               --                 --
1.15%                                                    1,033,203             7,530               79            808,678
1.20%                                                    3,401,416         1,113,111          781,228          3,439,537
1.25%                                                           --                --               --                 --
1.25%                                                    5,972,350         3,838,691        1,380,256          5,312,894
1.30%                                                      431,202            21,547               78            491,055
1.35%                                                      549,316            25,870               78          3,214,548
1.40%                                                           --                --               --                 --
1.40%                                                    5,433,659           507,844          562,184          5,613,487
1.45%                                                    5,094,403         2,006,438        1,216,024          1,292,770
1.50%                                                    4,765,354         1,773,259        1,302,813          4,734,669
1.55%                                                      137,022            10,426            7,232          2,618,793
1.60%                                                    4,258,738            41,900               80          2,598,348
1.65%                                                    3,064,470           371,204          183,613          2,699,692
1.70%                                                    7,849,417         1,150,135          511,498         22,785,932
1.75%                                                      426,158             5,778               77            373,323
1.80%                                                    1,443,806            44,274            9,894          1,255,962
1.85%                                                    1,326,808            41,430               76          1,699,690
1.90%                                                    5,045,898           161,859            1,286         13,375,040
1.95%                                                           --                --               --                 --
2.00%                                                      225,722             9,053               76            552,940
2.05%                                                      633,740            45,911               76            875,399
2.10%                                                      666,575            84,483               75          1,525,014
2.15%                                                        8,307             3,416               75             17,608
2.20%                                                           57             1,044               75              1,608
--------------------------------------------------------------------------------------------------------------------------
Total                                                  $51,767,704       $11,273,576       $5,956,959        $79,203,673
--------------------------------------------------------------------------------------------------------------------------




    (1) Applicable to Wells Builder product only.


    (2) Applicable to all products except Wells Builder.


    (3) Applicable to Galaxy and Pinnacle products only.


    (4) Applicable to all products except Galaxy and Pinnacle.


    (5) Applicable to Innovations, Innovations Classic and New Solutions products only.


    (6) Applicable to all products except Innovations, Innovations Classic and New Solutions.


    (7) Applicable to Signature product only.


    (8) Applicable to all products except Signature.


    (9) Applicable to Endeavor Plus, Endeavor Select, Innovations Classic Select, Innovations Select, Wells Advantage Select and Wells Builder products only.


   (10) Applicable to EG New Solutions, Innovations, Innovations Classic and New Solutions products only.





 394    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS


The following is a summary for each period in the five year period ended Dec. 31, 2007 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.


                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------
AIM VI BASIC VAL, SER II
2007                  30,365       $1.29  to  $1.21      $41,494        0.33%     1.00%   to  2.20%    0.35%     to   (0.85%)
2006                  33,599       $1.28  to  $1.22      $45,913        0.12%     1.00%   to  2.20%   11.82%     to   10.49%
2005                  37,535       $1.15  to  $1.10      $46,062           --     1.00%   to  2.20%    4.39%     to    3.15%
2004                  27,186       $1.10  to  $1.07      $32,095           --     1.00%   to  2.20%    9.74%     to    7.40%(9)
2003                  9,589        $1.00  to  $1.35      $10,212           --     1.00%   to  1.85%   31.58%     to   35.00%(4)
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER I
2007                  17,511       $0.88  to  $1.69      $14,982           --     1.00%   to  1.80%   10.89%     to   10.00%
2006                  21,315       $0.79  to  $1.54      $16,424        0.06%     1.00%   to  1.80%    5.24%     to    4.41%
2005                  23,769       $0.75  to  $1.47      $17,217        0.06%     1.00%   to  1.80%    7.76%     to    6.90%
2004                  28,316       $0.70  to  $1.38      $19,204           --     1.00%   to  1.80%    5.56%     to    4.72%
2003                  30,258       $0.66  to  $1.32      $19,437           --     1.00%   to  1.80%   26.92%     to   32.00%(5)
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2007                  12,785       $1.62  to  $1.28      $16,934           --     1.00%   to  2.20%   10.62%     to    9.29%
2006                  12,568       $1.47  to  $1.17      $15,218           --     1.00%   to  2.20%    5.01%     to    3.76%
2005                  1,302        $1.40  to  $1.13       $1,564           --     1.00%   to  2.20%    7.50%     to    6.22%
2004                  1,207        $1.30  to  $1.06       $1,366           --     1.00%   to  2.20%    5.28%     to    7.26%(9)
2003                  617          $1.24  to  $1.30         $678           --     1.00%   to  1.85%   27.84%     to   30.00%(4)
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2007                  1,084        $1.97  to  $1.39       $1,645           --     1.40%   to  1.60%    9.30%     to    9.07%
2006                  1,490        $1.80  to  $1.27       $2,073           --     1.40%   to  1.60%   14.91%     to   14.68%
2005                  1,702        $1.57  to  $1.11       $2,075           --     1.40%   to  1.60%    8.09%     to    7.87%
2004                  2,146        $1.45  to  $1.03       $2,467           --     1.40%   to  1.60%   13.89%     to   13.67%
2003                  2,562        $1.28  to  $0.90       $2,554           --     1.40%   to  1.60%   33.33%     to   32.35%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2007                  1,989        $1.56  to  $1.45       $3,393           --     1.00%   to  2.20%    9.44%     to    8.13%
2006                  1,900        $1.43  to  $1.34       $2,962           --     1.00%   to  2.20%   15.10%     to   13.73%
2005                  1,943        $1.24  to  $1.18       $2,651           --     1.00%   to  2.20%    8.18%     to    6.90%
2004                  1,814        $1.15  to  $1.10       $2,290           --     1.00%   to  2.20%   14.12%     to   10.78%(9)
2003                  947          $1.00  to  $1.35       $1,020           --     1.00%   to  1.85%   33.33%     to   35.00%(4)
---------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2007                  25,151       $1.16  to  $1.15      $31,183        1.02%     1.00%   to  1.80%    7.04%     to    6.18%
2006                  31,151       $1.08  to  $1.08      $36,389        0.77%     1.00%   to  1.80%    8.43%(13) to    7.85%(13)
2005                  3,274        $1.26  to  $1.26       $4,117        1.38%     1.40%   to  1.40%    3.85%     to    3.85%
2004                  4,188        $1.21  to  $1.21       $5,070        0.93%     1.40%   to  1.40%    7.45%     to    7.45%
2003                  4,903        $1.13  to  $1.13       $5,524        1.00%     1.40%   to  1.40%   22.83%     to   22.83%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER II
2007                  354          $1.16  to  $1.14         $407        1.07%     1.00%   to  1.85%    6.80%     to    5.89%
2006                  309          $1.08  to  $1.08         $335        0.79%     1.00%   to  1.85%    8.26%(13) to    7.65%(13)
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    395

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2007                  29           $1.03  to  $1.02          $31           --     1.05%   to  2.20%    3.06%(15) to    2.28%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER I
2007                  1,067        $2.09  to  $2.09       $2,229        0.37%     1.40%   to  1.40%   13.12%     to   13.12%
2006                  1,395        $1.85  to  $1.85       $2,577        0.96%     1.40%   to  1.40%   26.46%     to   26.46%
2005                  1,766        $1.46  to  $1.46       $2,579        0.63%     1.40%   to  1.40%   16.29%     to   16.29%
2004                  2,223        $1.26  to  $1.26       $2,791        0.61%     1.40%   to  1.40%   22.28%     to   22.28%
2003                  2,748        $1.03  to  $1.03       $2,823        0.56%     1.40%   to  1.40%   27.16%     to   27.16%
---------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2007                  61,258       $1.05  to  $1.04      $63,779        0.89%     1.05%   to  2.20%    4.47%(15) to    3.67%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

AIM VI MID CAP CORE EQ, SER II
2007                  5,197        $1.13  to  $1.31       $6,915        0.05%     1.05%   to  2.20%    8.14%     to    6.89%
2006                  6,276        $1.04  to  $1.22       $7,771        0.67%     1.05%   to  2.20%    4.41%(14) to    8.57%
2005                  7,246        $1.15  to  $1.13       $8,223        0.33%     1.15%   to  2.20%    6.05%     to    4.94%
2004                  4,001        $1.08  to  $1.07       $4,306        0.07%     1.15%   to  2.20%    8.37%(9)  to    7.61%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

AB VPS BAL SHARES, CL B
2007                  1,893        $1.32  to  $1.18       $2,500        2.32%     1.00%   to  2.20%    1.73%     to    0.51%
2006                  1,747        $1.30  to  $1.18       $2,274        2.34%     1.00%   to  2.20%   10.46%     to    9.14%
2005                  1,327        $1.18  to  $1.08       $1,577        2.33%     1.00%   to  2.20%    2.58%     to    1.35%
2004                  1,189        $1.15  to  $1.06       $1,386        2.21%     1.00%   to  2.20%    7.71%     to    6.42%(9)
2003                  719          $1.07  to  $1.15         $783        2.21%     1.00%   to  1.85%   17.58%     to   15.00%(4)
---------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2007                  9,654        $0.57  to  $1.15       $6,773           --     1.00%   to  2.20%   18.69%     to   14.69%(15)
2006                  10,904       $0.48  to  $1.57       $6,040           --     1.00%   to  1.85%    7.31%     to    6.40%
2005                  12,278       $0.45  to  $1.47       $6,380           --     1.00%   to  1.85%    2.62%     to    1.75%
2004                  13,280       $0.44  to  $1.45       $6,722           --     1.00%   to  1.85%    4.04%     to    3.16%
2003                  13,782       $0.42  to  $1.40       $6,355           --     1.00%   to  1.85%   40.00%     to   40.00%(4)
---------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2007                  23,636       $1.33  to  $1.29      $32,029        1.21%     1.00%   to  2.20%    3.81%     to    2.56%
2006                  26,530       $1.28  to  $1.26      $34,617        1.17%     1.00%   to  2.20%   15.82%     to   14.45%
2005                  28,420       $1.11  to  $1.10      $32,076        1.26%     1.00%   to  2.20%    3.56%     to    2.32%
2004                  29,459       $1.07  to  $1.07      $32,021        0.73%     1.00%   to  2.20%   10.11%     to    7.90%(9)
2003                  26,622       $0.97  to  $1.32      $26,004        0.82%     1.00%   to  1.85%   31.08%     to   32.00%(4)
---------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2007                  107,316      $1.17  to  $1.85     $191,755        0.98%     1.05%   to  2.20%    4.47%     to    3.27%
2006                  74,390       $1.12  to  $1.80     $132,164        1.22%     1.05%   to  2.20%   12.43%(14) to   32.19%
2005                  46,981       $1.38  to  $1.36      $64,366        0.44%     1.15%   to  2.20%   15.19%     to   13.99%
2004                  13,750       $1.20  to  $1.19      $16,439        0.13%     1.15%   to  2.20%   20.60%(9)  to   19.75%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------


 396    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2007                  16,073       $0.74  to  $1.62      $12,656           --     1.00%   to  1.85%   12.48%     to   11.52%
2006                  18,654       $0.66  to  $1.45      $12,981           --     1.00%   to  1.85%   (1.63%)    to   (2.46%)
2005                  20,447       $0.67  to  $1.49      $14,486           --     1.00%   to  1.85%   13.70%     to   12.74%
2004                  21,459       $0.59  to  $1.32      $13,351           --     1.00%   to  1.85%    7.27%     to    6.36%
2003                  23,219       $0.55  to  $1.24      $13,255           --     1.00%   to  1.85%   22.22%     to   24.00%(4)
---------------------------------------------------------------------------------------------------------------------------

AB VPS INTER BOND, CL B
2007                  2,485        $1.35  to  $1.34       $3,273        4.65%     1.40%   to  1.60%    3.14%     to    2.93%
2006                  2,758        $1.31  to  $1.30       $3,526        3.80%     1.40%   to  1.60%    2.15%     to    1.95%
2005                  2,948        $1.29  to  $1.28       $3,691        2.78%     1.40%   to  1.60%    0.34%     to    0.14%
2004                  3,185        $1.28  to  $1.27       $3,984        2.66%     1.40%   to  1.60%    2.08%     to    1.88%
2003                  3,278        $1.25  to  $1.25       $4,023        2.88%     1.40%   to  1.60%    1.63%     to    1.63%
---------------------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2007                  747          $1.54  to  $1.54       $1,148        1.97%     1.40%   to  1.40%   (1.46%)    to   (1.46%)
2006                  962          $1.56  to  $1.56       $1,501        2.03%     1.40%   to  1.40%   15.47%     to   15.47%
2005                  1,390        $1.35  to  $1.35       $1,878        1.96%     1.40%   to  1.40%    3.18%     to    3.18%
2004                  1,530        $1.31  to  $1.31       $2,004        1.46%     1.40%   to  1.40%   11.42%     to   11.42%
2003                  1,720        $1.18  to  $1.18       $2,021        1.34%     1.40%   to  1.40%   28.26%     to   28.26%
---------------------------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2007                  117,536      $1.10  to  $1.11     $132,760        4.51%     1.05%   to  2.20%    8.35%     to    7.11%
2006                  129,374      $1.02  to  $1.03     $135,725        3.47%     1.05%   to  2.20%    2.17%(14) to   (0.63%)
2005                  108,753      $1.06  to  $1.04     $114,219        4.73%     1.15%   to  2.20%    0.40%     to   (0.64%)
2004                  31,470       $1.06  to  $1.05      $33,097        3.31%     1.15%   to  2.20%    5.23%(9)  to    4.50%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2007                  114          $1.26  to  $1.74         $202        0.23%     1.05%   to  2.20%   16.68%     to   15.33%
2006                  38           $1.08  to  $1.50          $59        1.19%     1.05%   to  2.20%    8.20%(14) to   22.03%
2005                  20           $1.25  to  $1.23          $26        1.00%     1.15%   to  2.20%   11.81%     to   10.66%
2004                  20           $1.12  to  $1.11          $23           --     1.15%   to  2.20%   12.93%(9)  to   12.13%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2007                  74           $0.90  to  $0.89          $68        1.99%     1.05%   to  2.20%  (10.40%)(15)to  (11.10%)(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2007                  45,157       $1.15  to  $1.18      $54,243           --     1.05%   to  2.20%   19.57%     to   18.20%
2006                  117,963      $0.97  to  $1.00     $118,724           --     1.05%   to  2.20%   (2.84%)(14)to   (5.49%)
2005                  39,413       $1.07  to  $1.06      $41,956           --     1.15%   to  2.20%    0.81%     to   (0.24%)
2004                  10,637       $1.07  to  $1.06      $11,294           --     1.15%   to  2.20%    7.63%(9)  to    6.87%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2007                  588          $1.99  to  $1.99       $1,172        1.72%     1.40%   to  1.40%   (6.46%)    to   (6.46%)
2006                  816          $2.13  to  $2.13       $1,739        1.49%     1.40%   to  1.40%   17.01%     to   17.01%
2005                  1,092        $1.82  to  $1.82       $1,989        0.87%     1.40%   to  1.40%    3.58%     to    3.58%
2004                  1,163        $1.76  to  $1.76       $2,044        1.03%     1.40%   to  1.40%   12.74%     to   12.74%
2003                  1,280        $1.56  to  $1.56       $1,997        1.13%     1.40%   to  1.40%   26.83%     to   26.83%
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    397

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2007                  349          $1.05  to  $1.20         $426        1.35%     1.05%   to  2.20%   (6.30%)    to   (7.38%)
2006                  335          $1.12  to  $1.29         $439        1.01%     1.05%   to  2.20%   12.30%(14) to   15.90%
2005                  242          $1.13  to  $1.11         $273        0.71%     1.15%   to  2.20%    3.66%     to    2.57%
2004                  135          $1.09  to  $1.09         $147           --     1.15%   to  2.20%    9.65%(9)  to    8.88%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

COL ASSET ALLOC, VS CL A
2007                  530          $1.64  to  $1.63         $866        2.73%     1.15%   to  1.25%    7.92%     to    7.81%
2006                  539          $1.52  to  $1.51         $817        2.46%     1.15%   to  1.25%   10.51%     to   10.40%
2005                  610          $1.38  to  $1.37         $838        2.53%     1.15%   to  1.25%    5.31%     to    5.21%
2004                  640          $1.31  to  $1.30         $834        2.46%     1.15%   to  1.25%    8.73%     to    8.62%
2003                  730          $1.20  to  $1.20         $876           --     1.15%   to  1.25%   20.00%(6)  to   20.00%(6)
---------------------------------------------------------------------------------------------------------------------------

COL FEDERAL SEC, VS CL A
2007                  1,652        $1.14  to  $1.13       $1,870        5.79%     1.15%   to  1.25%    4.97%     to    4.86%
2006                  1,622        $1.08  to  $1.08       $1,751        5.60%     1.15%   to  1.25%    2.53%     to    2.43%
2005                  1,726        $1.06  to  $1.05       $1,819        5.46%     1.15%   to  1.25%    1.41%     to    1.31%
2004                  1,823        $1.04  to  $1.04       $1,896        5.05%     1.15%   to  1.25%    2.96%     to    2.86%
2003                  2,017        $1.01  to  $1.01       $2,038           --     1.15%   to  1.25%    1.00%(6)  to    1.00%(6)
---------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL A
2007                  653          $1.08  to  $1.07         $702        5.06%     1.15%   to  1.25%    0.67%     to    0.57%
2006                  646          $1.07  to  $1.07         $691        3.76%     1.15%   to  1.25%    6.90%(13) to    6.83%(13)
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2007                  25,829       $1.08  to  $1.06      $27,506        7.19%     1.05%   to  2.20%    0.63%     to   (0.52%)
2006                  49,073       $1.07  to  $1.06      $52,288        3.76%     1.05%   to  2.20%    7.01%(14) to    6.18%(13)
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

COL LG CAP GRO, VS CL A
2007                  899          $1.30  to  $1.29       $1,164        0.38%     1.15%   to  1.25%   14.44%     to   14.33%
2006                  970          $1.13  to  $1.13       $1,098        0.35%     1.15%   to  1.25%    8.98%     to    8.87%
2005                  1,120        $1.04  to  $1.04       $1,163        0.71%     1.15%   to  1.25%    3.91%(11) to    3.82%(11)
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2007                  136,002      $1.13  to  $1.12     $152,479        0.02%     1.05%   to  2.20%   12.45%(15) to   11.59%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2007                  49           $1.14  to  $1.13          $57        0.16%     1.05%   to  2.20%   14.06%(15) to   13.19%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------


 398    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

COL SM CAP VAL, VS CL B
2007                  94,685       $1.00  to  $1.34     $119,998        0.08%     1.05%   to  2.20%   (3.60%)    to   (4.71%)
2006                  158          $1.04  to  $1.40         $224        0.33%     1.05%   to  2.20%    3.74%(14) to   16.77%
2005                  103          $1.22  to  $1.20         $126           --     1.15%   to  2.20%    4.27%     to    3.18%
2004                  91           $1.17  to  $1.16         $108        0.86%     1.15%   to  2.20%   18.17%(9)  to   17.35%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

COL SM CO GRO, VS CL A
2007                  107          $2.09  to  $2.08         $223           --     1.15%   to  1.25%   12.16%     to   12.04%
2006                  131          $1.87  to  $1.86         $245           --     1.15%   to  1.25%   11.12%     to   11.01%
2005                  150          $1.68  to  $1.68         $251           --     1.15%   to  1.25%    1.54%     to    1.44%
2004                  157          $1.65  to  $1.65         $260           --     1.15%   to  1.25%   10.21%     to   10.10%
2003                  155          $1.50  to  $1.50         $233           --     1.15%   to  1.25%   50.00%(7)  to   50.00%(7)
---------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2007                  264          $1.10  to  $1.10         $292        9.54%     1.05%   to  2.20%   10.54%(15) to    9.70%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2007                  270          $1.35  to  $0.87         $255           --     1.40%   to  1.60%   10.12%     to    9.90%
2006                  408          $1.23  to  $0.79         $346           --     1.40%   to  1.60%    0.48%     to    0.28%
2005                  424          $1.22  to  $0.79         $358           --     1.40%   to  1.60%    5.49%     to    5.28%
2004                  455          $1.16  to  $0.75         $366           --     1.40%   to  1.60%   11.55%     to   11.32%
2003                  664          $1.04  to  $0.67         $485           --     1.40%   to  1.60%   42.47%     to   39.58%
---------------------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2007                  73           $0.99  to  $1.25          $96        0.30%     1.05%   to  2.20%    0.32%     to   (0.84%)
2006                  75           $0.98  to  $1.26          $99        0.20%     1.05%   to  2.20%   (1.72%)(14)to    5.34%
2005                  101          $1.22  to  $1.20         $124           --     1.15%   to  2.20%    7.69%     to    6.57%
2004                  43           $1.13  to  $1.13          $50        0.56%     1.15%   to  2.20%   14.36%(9)  to   13.56%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2007                  17,239       $1.11  to  $1.18      $20,781           --     1.05%   to  2.20%   13.24%     to   11.94%
2006                  35,608       $0.98  to  $1.06      $37,934           --     1.05%   to  2.20%   (2.07%)(14)to    1.78%
2005                  16,181       $1.06  to  $1.04      $16,948           --     1.15%   to  2.20%    2.30%     to    1.23%
2004                  4,725        $1.03  to  $1.03       $4,863           --     1.15%   to  2.20%    6.13%(9)  to    5.38%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

DREY SOC RESP GRO, INIT
2007                  2,566        $0.74  to  $1.55       $1,935        0.54%     1.20%   to  1.80%    6.49%     to    5.86%
2006                  2,879        $0.70  to  $1.46       $2,037        0.11%     1.20%   to  1.80%    7.90%     to    7.26%
2005                  3,272        $0.65  to  $1.36       $2,150           --     1.20%   to  1.80%    2.38%     to    1.77%
2004                  3,768        $0.63  to  $1.34       $2,420        0.40%     1.20%   to  1.80%    4.94%     to    4.32%
2003                  3,778        $0.60  to  $1.28       $2,314        0.12%     1.20%   to  1.80%   25.00%     to   28.00%(5)
---------------------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2007                  731          $1.18  to  $1.24         $927        1.26%     1.05%   to  2.20%    5.73%     to    4.52%
2006                  684          $1.12  to  $1.18         $826        1.33%     1.05%   to  2.20%   12.07%(14) to   13.68%
2005                  693          $1.06  to  $1.04         $730           --     1.15%   to  2.20%    2.93%     to    1.86%
2004                  523          $1.03  to  $1.02         $538        4.40%     1.15%   to  2.20%    3.15%(9)  to    2.43%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    399

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2007                  20           $1.10  to  $1.09          $23           --     1.05%   to  2.20%    9.88%(15) to    9.04%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2007                  306          $1.10  to  $1.51         $472        1.40%     1.05%   to  2.20%    2.82%     to    1.66%
2006                  211          $1.07  to  $1.49         $320        1.24%     1.05%   to  2.20%    6.35%(14) to   19.72%
2005                  207          $1.26  to  $1.24         $259           --     1.15%   to  2.20%   10.41%     to    9.27%
2004                  66           $1.14  to  $1.14          $78        4.11%     1.15%   to  2.20%   15.27%(9)  to   14.47%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2007                  70,167       $0.99  to  $0.98      $68,931        6.34%     1.05%   to  2.20%   (1.36%)(15)to   (2.12%)(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

EG VA BAL, CL 2
2007                  1,877        $1.43  to  $1.39       $2,603        3.78%     1.00%   to  1.85%    5.37%     to    4.47%
2006                  1,836        $1.36  to  $1.33       $2,424        2.12%     1.00%   to  1.85%    8.53%     to    7.61%
2005                  1,848        $1.25  to  $1.23       $2,260        2.07%     1.00%   to  1.85%    3.99%     to    3.11%
2004                  1,886        $1.20  to  $1.20       $2,231        0.79%     1.00%   to  1.85%    4.98%     to    4.09%
2003                  1,088        $1.14  to  $1.15       $1,241        4.85%     1.00%   to  1.85%   14.00%     to   15.00%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA CORE BOND, CL 2
2007                  43,866       $1.18  to  $1.07      $49,580        4.60%     1.00%   to  2.20%    3.85%     to    2.60%
2006                  46,474       $1.14  to  $1.04      $50,855        4.25%     1.00%   to  2.20%    2.93%     to    1.70%
2005                  43,577       $1.11  to  $1.02      $46,617        3.99%     1.00%   to  2.20%    1.16%     to   (0.04%)
2004                  26,478       $1.10  to  $1.02      $28,300        4.12%     1.00%   to  2.20%    2.73%     to    2.25%(9)
2003                  12,589       $1.07  to  $1.02      $13,246        6.99%     1.00%   to  1.85%    2.88%     to    2.00%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 1
2007                  1,456        $1.37  to  $1.33       $1,957        1.11%     1.00%   to  1.35%    7.21%     to    6.83%
2006                  1,524        $1.28  to  $1.25       $1,916        1.26%     1.00%   to  1.35%   11.55%     to   11.17%
2005                  1,625        $1.14  to  $1.12       $1,836        1.07%     1.00%   to  1.35%    7.93%     to    7.55%
2004                  1,043        $1.06  to  $1.04       $1,095        1.26%     1.00%   to  1.35%    8.12%     to    7.75%
2003                  885          $0.98  to  $0.97         $860        0.67%     1.00%   to  1.35%   28.95%     to   29.33%
---------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2007                  13,774       $1.70  to  $1.34      $22,549        0.81%     1.00%   to  2.20%    6.93%     to    5.65%
2006                  15,401       $1.59  to  $1.27      $23,638        1.11%     1.00%   to  2.20%   11.28%     to    9.97%
2005                  13,899       $1.43  to  $1.15      $19,414        0.80%     1.00%   to  2.20%    7.67%     to    6.38%
2004                  8,484        $1.33  to  $1.09      $11,050        1.12%     1.00%   to  2.20%    7.85%     to    9.27%(9)
2003                  4,853        $1.23  to  $1.31       $5,997        4.44%     1.00%   to  1.85%   28.13%     to   31.00%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA GRO, CL 2
2007                  8,126        $1.93  to  $1.36      $13,929           --     1.00%   to  2.20%    9.74%     to    8.42%
2006                  9,047        $1.76  to  $1.26      $14,207           --     1.00%   to  2.20%    9.54%     to    8.23%
2005                  8,790        $1.60  to  $1.16      $12,752           --     1.00%   to  2.20%    5.22%     to    3.96%
2004                  3,183        $1.52  to  $1.12       $4,588           --     1.00%   to  2.20%   12.45%     to   13.32%(9)
2003                  1,927        $1.35  to  $1.39       $2,575           --     1.00%   to  1.85%   36.36%     to   39.00%(4)
---------------------------------------------------------------------------------------------------------------------------


 400    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

EG VA HI INC, CL 2
2007                  21,190       $1.42  to  $1.11      $27,443        7.23%     1.00%   to  2.20%    1.49%     to    0.28%
2006                  22,325       $1.40  to  $1.10      $28,612        6.66%     1.00%   to  2.20%    7.59%     to    6.31%
2005                  21,254       $1.30  to  $1.04      $25,555        7.13%     1.00%   to  2.20%    0.24%     to   (0.95%)
2004                  12,567       $1.30  to  $1.05      $15,565        6.94%     1.00%   to  2.20%    7.31%     to    4.79%(9)
2003                  6,426        $1.21  to  $1.15       $7,616       20.99%     1.00%   to  1.85%   16.35%     to   15.00%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 1
2007                  2,523        $1.97  to  $1.94       $4,927        2.58%     1.00%   to  1.35%   13.85%     to   13.45%
2006                  2,404        $1.73  to  $1.71       $4,126        3.99%     1.00%   to  1.35%   21.94%     to   21.51%
2005                  1,909        $1.42  to  $1.41       $2,693        2.59%     1.00%   to  1.35%   14.85%     to   14.44%
2004                  1,655        $1.23  to  $1.23       $2,036        1.39%     1.00%   to  1.35%   18.02%     to   17.61%
2003                  1,364        $1.05  to  $1.05       $1,426       14.39%     1.00%   to  1.35%    5.00%(8)  to    5.00%(8)
---------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2007                  16,065       $2.25  to  $1.74      $34,071        2.17%     1.00%   to  2.20%   13.58%     to   12.22%
2006                  17,374       $1.98  to  $1.55      $32,562        3.61%     1.00%   to  2.20%   21.67%     to   20.22%
2005                  15,120       $1.63  to  $1.29      $23,587        2.60%     1.00%   to  2.20%   14.53%     to   13.17%
2004                  10,747       $1.42  to  $1.14      $15,027        1.19%     1.00%   to  2.20%   17.66%     to   14.84%(9)
2003                  6,397        $1.21  to  $1.34       $7,762        2.96%     1.00%   to  1.85%   30.11%     to   34.00%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA OMEGA, CL 1
2007                  3,925        $0.90  to  $0.87       $3,460        0.52%     1.00%   to  1.35%   10.84%     to   10.45%
2006                  4,869        $0.81  to  $0.79       $3,883           --     1.00%   to  1.35%    4.96%     to    4.60%
2005                  5,603        $0.77  to  $0.76       $4,267        0.20%     1.00%   to  1.35%    2.82%     to    2.46%
2004                  6,723        $0.75  to  $0.74       $4,991           --     1.00%   to  1.35%    6.15%     to    5.78%
2003                  7,047        $0.71  to  $0.70       $4,942           --     1.00%   to  1.35%   39.22%     to   37.25%
---------------------------------------------------------------------------------------------------------------------------

EG VA OMEGA, CL 2
2007                  24,361       $1.68  to  $1.19      $36,073        0.28%     1.00%   to  2.20%   10.62%     to    9.29%
2006                  26,098       $1.52  to  $1.09      $35,221           --     1.00%   to  2.20%    4.65%     to    3.41%
2005                  21,581       $1.45  to  $1.06      $28,333        0.02%     1.00%   to  2.20%    2.54%     to    1.32%
2004                  13,574       $1.41  to  $1.04      $17,905           --     1.00%   to  2.20%    5.91%     to    5.76%(9)
2003                  5,679        $1.33  to  $1.40       $7,544           --     1.00%   to  1.85%   38.54%     to   40.00%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA SPECIAL VAL, CL 1
2007                  4,902        $2.19  to  $2.13      $10,555        1.32%     1.00%   to  1.35%   (8.44%)    to   (8.76%)
2006                  5,639        $2.39  to  $2.34      $13,292        0.78%     1.00%   to  1.35%   20.34%     to   19.92%
2005                  5,716        $1.99  to  $1.95      $11,222        1.02%     1.00%   to  1.35%    9.66%     to    9.28%
2004                  5,818        $1.81  to  $1.78      $10,440        1.04%     1.00%   to  1.35%   19.18%     to   18.76%
2003                  5,552        $1.52  to  $1.50       $8,379        0.12%     1.00%   to  1.35%   27.73%     to   27.12%
---------------------------------------------------------------------------------------------------------------------------

EG VA SPECIAL VAL, CL 2
2007                  11,338       $1.74  to  $1.32      $19,125        1.15%     1.00%   to  2.20%   (8.65%)    to   (9.75%)
2006                  12,069       $1.91  to  $1.46      $22,370        0.51%     1.00%   to  2.20%   19.99%     to   18.56%
2005                  12,661       $1.59  to  $1.23      $19,614        0.78%     1.00%   to  2.20%    9.38%     to    8.08%
2004                  12,027       $1.45  to  $1.14      $17,160        0.93%     1.00%   to  2.20%   18.90%     to   14.50%(9)
2003                  6,070        $1.22  to  $1.31       $7,454           --     1.00%   to  1.85%   28.42%     to   31.00%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA DIV INC BUILDER, CL 1
2007                  4,464        $1.64  to  $1.60       $7,245        4.93%     1.00%   to  1.35%    2.67%     to    2.31%
2006                  4,726        $1.60  to  $1.56       $7,489        3.71%     1.00%   to  1.35%    4.89%     to    4.52%
2005                  4,264        $1.53  to  $1.50       $6,467        5.55%     1.00%   to  1.35%   (1.67%)    to   (2.01%)
2004                  3,754        $1.55  to  $1.53       $5,813        4.68%     1.00%   to  1.35%    7.34%     to    6.96%
2003                  3,970        $1.45  to  $1.43       $5,741       10.53%     1.00%   to  1.35%   16.00%     to   15.32%
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    401

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

EG VA DIV INC BUILDER, CL 2
2007                  38,040       $1.41  to  $1.09      $48,095        4.80%     1.00%   to  2.20%    2.40%     to    1.17%
2006                  39,089       $1.37  to  $1.08      $48,654        3.33%     1.00%   to  2.20%    4.64%     to    3.39%
2005                  34,356       $1.31  to  $1.05      $41,286        5.89%     1.00%   to  2.20%   (1.99%)    to   (3.16%)
2004                  20,586       $1.34  to  $1.08      $25,811        6.48%     1.00%   to  2.20%    7.06%     to    7.88%(9)
2003                  6,260        $1.25  to  $1.13       $7,531       20.83%     1.00%   to  1.85%   25.00%     to   13.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL
2007                  479          $1.27  to  $1.26         $601        2.95%     1.15%   to  1.25%    7.65%     to    7.54%
2006                  499          $1.18  to  $1.17         $582        1.91%     1.15%   to  1.25%   10.37%     to   10.26%
2005                  517          $1.07  to  $1.06         $548        2.49%     1.15%   to  1.25%    4.40%     to    4.30%
2004                  535          $1.02  to  $1.01         $543        2.04%     1.15%   to  1.25%    4.22%     to    4.12%
2003                  591          $0.98  to  $0.97         $576        2.66%     1.15%   to  1.25%   16.67%     to   15.48%
---------------------------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL 2
2007                  277          $1.34  to  $1.28         $368        3.02%     1.40%   to  1.80%    7.20%     to    6.77%
2006                  247          $1.25  to  $1.19         $301        1.74%     1.40%   to  1.80%    9.95%     to    9.51%
2005                  261          $1.14  to  $1.09         $289        2.49%     1.40%   to  1.80%    4.06%     to    3.64%
2004                  230          $1.10  to  $1.05         $246        1.46%     1.40%   to  1.80%    3.69%     to    3.26%
2003                  145          $1.06  to  $1.02         $149        0.46%     1.40%   to  1.80%    6.00%     to    2.00%
---------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL
2007                  13,814       $1.64  to  $1.59      $22,224        0.84%     1.00%   to  1.35%   16.33%     to   15.92%
2006                  15,108       $1.41  to  $1.37      $20,941        1.11%     1.00%   to  1.35%   10.48%     to   10.10%
2005                  15,494       $1.27  to  $1.25      $19,486        0.20%     1.00%   to  1.35%   15.69%     to   15.29%
2004                  15,533       $1.10  to  $1.08      $16,919        0.24%     1.00%   to  1.35%   14.19%     to   13.79%
2003                  14,260       $0.96  to  $0.95      $13,634        0.34%     1.00%   to  1.35%   26.32%     to   26.67%
---------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2007                  258,353      $1.85  to  $1.58     $460,760        0.69%     1.00%   to  2.20%   16.13%     to   14.74%
2006                  269,792      $1.59  to  $1.37     $418,463        1.12%     1.00%   to  2.20%   10.33%     to    9.01%
2005                  132,971      $1.44  to  $1.26     $192,209        0.09%     1.00%   to  2.20%   15.49%     to   14.12%
2004                  62,225       $1.25  to  $1.10      $79,467        0.13%     1.00%   to  2.20%   14.01%     to   11.01%(9)
2003                  19,724       $1.10  to  $1.30      $22,676        0.07%     1.00%   to  1.85%   27.91%     to   30.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FID VIP DYN APPR, SERV CL 2
2007                  1,556        $1.52  to  $1.76       $2,417        0.12%     1.20%   to  1.80%    5.45%     to    4.81%
2006                  1,613        $1.44  to  $1.68       $2,387        0.27%     1.20%   to  1.80%   12.46%     to   11.79%
2005                  1,272        $1.28  to  $1.50       $1,620           --     1.20%   to  1.80%   19.24%     to   18.53%
2004                  1,319        $1.08  to  $1.26       $1,411           --     1.20%   to  1.80%    0.07%     to   (0.52%)
2003                  1,263        $1.08  to  $1.27       $1,353           --     1.20%   to  1.80%   24.14%     to   27.00%(5)
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2007                  5,750        $1.22  to  $1.22       $7,005        1.65%     1.15%   to  1.60%   10.71%     to   10.21%
2006                  6,546        $1.10  to  $1.11       $7,229        0.83%     1.15%   to  1.60%   11.72%     to   11.22%
2005                  7,340        $0.98  to  $1.00       $7,280        1.45%     1.15%   to  1.60%    6.30%     to    5.82%
2004                  7,794        $0.93  to  $0.94       $7,299        0.78%     1.15%   to  1.60%    4.55%     to    4.08%
2003                  7,112        $0.89  to  $0.91       $6,397        0.99%     1.15%   to  1.60%   23.61%     to   22.97%
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2007                  531          $1.38  to  $1.35         $730        1.30%     1.40%   to  1.80%   10.29%     to    9.86%
2006                  798          $1.25  to  $1.23         $996        0.70%     1.40%   to  1.80%   11.29%     to   10.86%
2005                  860          $1.12  to  $1.11         $966        1.32%     1.40%   to  1.80%    5.91%     to    5.49%
2004                  803          $1.06  to  $1.05         $852        0.48%     1.40%   to  1.80%    4.06%     to    3.63%
2003                  161          $1.02  to  $1.01         $165        0.05%     1.40%   to  1.80%    2.00%     to    1.00%
---------------------------------------------------------------------------------------------------------------------------


 402    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL
2007                  187          $1.06  to  $1.05         $198        0.66%     1.15%   to  1.25%   25.41%     to   25.29%
2006                  243          $0.85  to  $0.84         $205        0.29%     1.15%   to  1.25%    5.52%     to    5.41%
2005                  282          $0.80  to  $0.80         $225        0.38%     1.15%   to  1.25%    4.47%     to    4.37%
2004                  280          $0.77  to  $0.76         $215        0.17%     1.15%   to  1.25%    2.08%     to    1.98%
2003                  386          $0.75  to  $0.75         $290        0.18%     1.15%   to  1.25%   31.58%     to   31.58%
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2007                  4,959        $1.38  to  $1.37       $7,008        0.38%     1.00%   to  2.20%   25.39%     to   23.89%
2006                  5,423        $1.10  to  $1.10       $6,097        0.16%     1.00%   to  2.20%    5.52%     to    4.26%
2005                  5,147        $1.05  to  $1.06       $5,538        0.28%     1.00%   to  2.20%    4.46%     to    3.22%
2004                  5,258        $1.00  to  $1.03       $5,452        0.09%     1.00%   to  2.20%    2.10%     to    4.06%(9)
2003                  2,405        $0.98  to  $1.34       $2,436        0.03%     1.00%   to  1.85%   30.67%     to   34.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL
2007                  3,798        $1.14  to  $1.11       $4,279        8.21%     1.00%   to  1.35%    1.63%     to    1.27%
2006                  3,734        $1.12  to  $1.10       $4,149        8.07%     1.00%   to  1.35%   10.08%     to    9.69%
2005                  3,550        $1.02  to  $1.00       $3,597       14.59%     1.00%   to  1.35%    1.51%     to    1.15%
2004                  4,555        $1.01  to  $0.99       $4,555        8.29%     1.00%   to  1.35%    8.40%     to    8.01%
2003                  5,103        $0.93  to  $0.92       $4,717        5.71%     1.00%   to  1.35%   25.68%     to   26.03%
---------------------------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL 2
2007                  1,581        $1.42  to  $1.43       $2,210        7.40%     1.20%   to  1.80%    1.31%     to    0.71%
2006                  1,815        $1.40  to  $1.42       $2,506        8.69%     1.20%   to  1.80%    9.70%     to    9.05%
2005                  1,584        $1.27  to  $1.30       $1,996       14.72%     1.20%   to  1.80%    1.09%     to    0.50%
2004                  1,935        $1.26  to  $1.29       $2,419        7.92%     1.20%   to  1.80%    8.09%     to    7.45%
2003                  1,690        $1.17  to  $1.20       $1,962        4.49%     1.20%   to  1.80%   25.81%     to   20.00%(5)
---------------------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2007                  187,623      $1.07  to  $1.06     $202,610        2.39%     1.05%   to  2.20%    2.99%     to    1.81%
2006                  68,197       $1.04  to  $1.04      $72,153        3.13%     1.05%   to  2.20%    4.37%(14) to    1.88%
2005                  49,124       $1.04  to  $1.03      $50,777        1.81%     1.15%   to  2.20%    0.73%     to   (0.32%)
2004                  12,496       $1.04  to  $1.03      $12,898           --     1.15%   to  2.20%    3.42%(9)  to    2.70%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2007                  12,971       $2.61  to  $2.36      $35,213        0.71%     1.00%   to  1.60%   14.33%     to   13.64%
2006                  15,989       $2.28  to  $2.08      $37,793        0.27%     1.00%   to  1.60%   11.47%     to   10.81%
2005                  18,124       $2.04  to  $1.88      $38,529        1.67%     1.00%   to  1.60%   17.03%     to   16.33%
2004                  19,740       $1.75  to  $1.61      $36,011           --     1.00%   to  1.60%   23.53%     to   22.79%
2003                  20,794       $1.41  to  $1.31      $30,772        0.31%     1.00%   to  1.60%   36.89%     to   36.46%
---------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2007                  76,055       $2.13  to  $1.73     $155,334        0.49%     1.00%   to  2.20%   14.18%     to   12.81%
2006                  58,113       $1.86  to  $1.53     $107,088        0.15%     1.00%   to  2.20%   11.29%     to    9.96%
2005                  36,247       $1.68  to  $1.40      $62,745        1.46%     1.00%   to  2.20%   16.84%     to   15.45%
2004                  26,174       $1.43  to  $1.21      $39,969           --     1.00%   to  2.20%   23.42%     to   21.77%(9)
2003                  17,592       $1.16  to  $1.38      $21,710        0.15%     1.00%   to  1.85%   36.47%     to   38.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2007                  2,253        $1.49  to  $1.19       $2,820        3.19%     1.40%   to  1.60%   15.57%     to   15.34%
2006                  1,776        $1.29  to  $1.04       $1,979        0.79%     1.40%   to  1.60%   16.31%     to   16.08%
2005                  1,809        $1.11  to  $0.89       $1,726        0.58%     1.40%   to  1.60%   17.32%     to   17.09%
2004                  1,907        $0.95  to  $0.76       $1,555        1.01%     1.40%   to  1.60%   11.90%     to   11.68%
2003                  1,756        $0.85  to  $0.68       $1,290        1.51%     1.40%   to  1.60%   41.67%     to   41.67%
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    403

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2007                  23,508       $1.90  to  $1.68      $44,136        2.82%     1.00%   to  2.20%   15.88%     to   14.49%
2006                  26,417       $1.64  to  $1.47      $43,371        0.68%     1.00%   to  2.20%   16.60%     to   15.22%
2005                  24,158       $1.41  to  $1.27      $34,412        0.37%     1.00%   to  2.20%   17.60%     to   16.21%
2004                  13,724       $1.20  to  $1.10      $16,647        0.14%     1.00%   to  2.20%   12.18%     to   10.06%(9)
2003                  403          $1.07  to  $1.46         $461        0.19%     1.00%   to  1.85%   42.67%     to   46.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2007                  8,046        $1.72  to  $1.36      $16,392        2.13%     1.00%   to  2.20%  (21.65%)    to  (22.59%)
2006                  6,095        $2.20  to  $1.76      $17,487        1.99%     1.00%   to  2.20%   19.39%     to   17.97%
2005                  6,763        $1.84  to  $1.49      $16,290        1.40%     1.00%   to  2.20%   12.35%     to   11.01%
2004                  6,631        $1.64  to  $1.34      $14,436        1.84%     1.00%   to  2.20%   30.49%     to   35.07%(9)
2003                  5,604        $1.26  to  $1.36       $9,705        2.46%     1.00%   to  1.85%   35.48%     to   36.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2007                  23,205       $1.14  to  $1.30      $37,538        3.38%     1.05%   to  2.20%    2.67%     to    1.49%
2006                  22,695       $1.11  to  $1.29      $36,224        3.57%     1.05%   to  2.20%   11.39%(14) to   15.69%
2005                  21,918       $1.13  to  $1.11      $30,231        3.52%     1.15%   to  2.20%    0.45%     to   (0.61%)
2004                  18,268       $1.13  to  $1.12      $25,848        3.01%     1.15%   to  2.20%   12.75%(9)  to   11.95%(9)
2003                  10,909       $1.48  to  $1.30      $14,393        5.05%     1.20%   to  1.80%   30.97%     to   30.00%(5)
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2007                  1,164        $1.03  to  $1.20       $1,412        2.47%     1.05%   to  2.20%   (3.71%)    to   (4.82%)
2006                  780          $1.07  to  $1.26         $993        1.08%     1.05%   to  2.20%    7.96%(14) to   14.59%
2005                  630          $1.12  to  $1.10         $698        0.96%     1.15%   to  2.20%    2.25%     to    1.18%
2004                  362          $1.10  to  $1.09         $396        0.14%     1.15%   to  2.20%    9.74%(9)  to    8.98%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2007                  7,074        $1.54  to  $1.95      $11,951        0.64%     1.00%   to  1.85%   (3.36%)    to   (4.18%)
2006                  7,825        $1.60  to  $2.04      $13,758        0.64%     1.00%   to  1.85%   15.82%     to   14.84%
2005                  8,048        $1.38  to  $1.77      $12,183        0.74%     1.00%   to  1.85%    7.69%     to    6.78%
2004                  7,470        $1.28  to  $1.66      $10,450        0.19%     1.00%   to  1.85%   22.52%     to   21.48%
2003                  4,209        $1.05  to  $1.37       $4,769        0.19%     1.00%   to  1.85%   31.25%     to   37.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2007                  25,432       $0.98  to  $1.27      $23,347           --     1.00%   to  2.20%   10.13%     to    8.80%
2006                  29,402       $0.89  to  $1.17      $24,298           --     1.00%   to  2.20%    7.61%     to    6.33%
2005                  33,112       $0.83  to  $1.10      $25,381           --     1.00%   to  2.20%    3.75%     to    2.51%
2004                  35,804       $0.80  to  $1.07      $26,324           --     1.00%   to  2.20%   10.37%     to    8.91%(9)
2003                  31,760       $0.72  to  $1.37      $21,294           --     1.00%   to  1.85%   35.85%     to   37.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2007                  84,105       $1.84  to  $1.38     $153,569        1.68%     1.00%   to  2.20%    2.44%     to    1.22%
2006                  120,060      $1.79  to  $1.36     $207,311        1.24%     1.00%   to  2.20%   17.21%     to   15.81%
2005                  92,896       $1.53  to  $1.18     $142,568        0.89%     1.00%   to  2.20%    9.46%     to    8.16%
2004                  95,432       $1.40  to  $1.09     $134,344        0.80%     1.00%   to  2.20%   11.51%     to    9.07%(9)
2003                  58,160       $1.25  to  $1.25      $73,633        0.84%     1.00%   to  1.85%   23.76%     to   25.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 2
2007                  954          $2.99  to  $2.92       $2,855        2.21%     1.00%   to  1.35%   27.50%     to   27.05%
2006                  843          $2.35  to  $2.30       $1,996        1.20%     1.00%   to  1.35%   26.82%     to   26.38%
2005                  884          $1.85  to  $1.82       $1,658        1.25%     1.00%   to  1.35%   26.16%     to   25.72%
2004                  713          $1.47  to  $1.45       $1,075        1.76%     1.00%   to  1.35%   23.48%     to   23.04%
2003                  512          $1.19  to  $1.18         $639        0.90%     1.00%   to  1.35%   50.63%     to   51.28%
---------------------------------------------------------------------------------------------------------------------------


 404    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2007                  20,887       $1.57  to  $2.27      $35,247        1.98%     1.00%   to  1.85%   14.30%     to   13.33%
2006                  22,383       $1.38  to  $2.00      $33,069        1.25%     1.00%   to  1.85%   20.24%     to   19.23%
2005                  22,245       $1.14  to  $1.68      $27,411        1.17%     1.00%   to  1.85%    9.08%     to    8.16%
2004                  20,609       $1.05  to  $1.55      $23,257        1.10%     1.00%   to  1.85%   17.35%     to   16.36%
2003                  13,569       $0.89  to  $1.34      $12,799        1.57%     1.00%   to  1.85%   30.88%     to   34.00%(4)
---------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL INC, CL 2
2007                  157,788      $1.15  to  $1.31     $207,049        2.81%     1.05%   to  2.20%    9.84%     to    8.58%
2006                  103,036      $1.05  to  $1.21     $124,797        2.76%     1.05%   to  2.20%    4.68%(14) to   10.32%
2005                  40,863       $1.12  to  $1.10      $45,183        5.96%     1.15%   to  2.20%   (4.19%)    to   (5.18%)
2004                  12,064       $1.16  to  $1.16      $13,997        4.08%     1.15%   to  2.20%   16.04%(9)  to   15.23%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2007                  3,887        $1.12  to  $1.42       $5,432        1.36%     1.05%   to  2.20%    1.27%     to    0.11%
2006                  2,957        $1.11  to  $1.42       $4,151        1.30%     1.05%   to  2.20%   10.85%(14) to   19.17%
2005                  2,253        $1.21  to  $1.19       $2,707        1.18%     1.15%   to  2.20%    7.62%     to    6.51%
2004                  1,269        $1.13  to  $1.12       $1,424        0.45%     1.15%   to  2.20%   12.72%(9)  to   11.93%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

GS VIT CAP GRO, INST
2007                  879          $1.02  to  $0.91         $821        0.16%     1.40%   to  1.60%    8.59%     to    8.37%
2006                  1,191        $0.94  to  $0.84       $1,033        0.12%     1.40%   to  1.60%    7.05%     to    6.84%
2005                  1,497        $0.88  to  $0.79       $1,214        0.14%     1.40%   to  1.60%    1.52%     to    1.31%
2004                  1,695        $0.87  to  $0.78       $1,353        0.70%     1.40%   to  1.60%    7.57%     to    7.36%
2003                  1,614        $0.81  to  $0.72       $1,200        0.28%     1.40%   to  1.60%   22.73%     to   22.03%
---------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2007                  84,709       $1.10  to  $1.51     $165,284        0.83%     1.05%   to  2.20%    2.12%     to    0.95%
2006                  70,189       $1.08  to  $1.49     $136,205        1.28%     1.05%   to  2.20%    8.18%(14) to   13.64%
2005                  36,087       $1.34  to  $1.32      $63,888        0.77%     1.15%   to  2.20%   11.54%     to   10.38%
2004                  16,020       $1.20  to  $1.19      $27,786        0.89%     1.15%   to  2.20%   20.24%(9)  to   19.40%(9)
2003                  5,879        $1.87  to  $1.33      $10,858        0.96%     1.20%   to  1.80%   26.35%     to   33.00%(5)
---------------------------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC INTL EQ, INST
2007                  527          $1.44  to  $1.11         $616        1.09%     1.40%   to  1.60%    6.38%     to    6.16%
2006                  709          $1.35  to  $1.04         $785        1.48%     1.40%   to  1.60%   20.41%     to   20.17%
2005                  881          $1.12  to  $0.87         $815        0.33%     1.40%   to  1.60%   12.13%     to   11.90%
2004                  827          $1.00  to  $0.78         $675        1.12%     1.40%   to  1.60%   11.91%     to   11.68%
2003                  908          $0.89  to  $0.69         $657        4.87%     1.40%   to  1.60%   32.84%     to   32.69%
---------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2007                  9,161        $0.94  to  $0.93       $9,424        1.00%     1.05%   to  2.20%   (6.03%)(15)to   (6.75%)(15)
2006                  10,305       $1.05  to  $1.75      $10,954        1.08%     1.20%   to  1.80%   11.55%     to   10.88%
2005                  11,128       $0.94  to  $1.57      $10,517        0.80%     1.20%   to  1.80%    5.24%     to    4.61%
2004                  10,966       $0.90  to  $1.51       $9,890        1.19%     1.20%   to  1.80%   13.57%     to   12.89%
2003                  9,599        $0.79  to  $1.33       $7,630        0.78%     1.20%   to  1.80%   27.42%     to   33.00%(5)
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2007                  2,498        $2.15  to  $2.15       $5,378        2.35%     1.40%   to  1.40%    8.99%     to    8.99%
2006                  3,777        $1.98  to  $1.98       $7,461        2.01%     1.40%   to  1.40%    9.19%     to    9.19%
2005                  5,177        $1.81  to  $1.81       $9,366        2.22%     1.40%   to  1.40%    6.45%     to    6.45%
2004                  6,202        $1.70  to  $1.70      $10,540        2.18%     1.40%   to  1.40%    7.02%     to    7.02%
2003                  7,217        $1.59  to  $1.59      $11,462        2.19%     1.40%   to  1.40%   12.77%     to   12.77%
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    405

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2007                  1,050        $0.53  to  $0.49         $518        0.27%     1.15%   to  1.60%   20.30%     to   19.76%
2006                  1,532        $0.44  to  $0.41         $629           --     1.15%   to  1.60%    6.60%     to    6.12%
2005                  2,118        $0.42  to  $0.38         $818           --     1.15%   to  1.60%   10.28%     to    9.78%
2004                  2,429        $0.38  to  $0.35         $853           --     1.15%   to  1.60%   (0.58%)    to   (1.03%)
2003                  3,475        $0.38  to  $0.35       $1,228           --     1.15%   to  1.60%   46.15%     to   45.83%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2007                  3,917        $1.62  to  $1.46       $5,905        0.44%     1.40%   to  1.60%   26.23%     to   25.98%
2006                  4,251        $1.29  to  $1.16       $5,112        1.87%     1.40%   to  1.60%   44.60%     to   44.31%
2005                  4,308        $0.89  to  $0.80       $3,582        1.08%     1.40%   to  1.60%   30.11%     to   29.85%
2004                  4,679        $0.68  to  $0.62       $2,983        0.89%     1.40%   to  1.60%   17.04%     to   16.80%
2003                  7,356        $0.58  to  $0.53       $4,053        1.04%     1.40%   to  1.60%   31.82%     to   32.50%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN LG CAP GRO, SERV
2007                  174,801      $1.06  to  $1.05     $175,179        0.66%     1.05%   to  2.20%    5.92%(15) to    5.11%(15)
2006                  6,143        $0.70  to  $0.64       $3,993        0.28%     1.15%   to  1.60%    9.86%     to    9.37%
2005                  7,238        $0.64  to  $0.58       $4,296        0.13%     1.15%   to  1.60%    2.82%     to    2.37%
2004                  8,026        $0.62  to  $0.57       $4,653           --     1.15%   to  1.60%    3.01%     to    2.55%
2003                  9,859        $0.61  to  $0.56       $5,564           --     1.15%   to  1.60%   29.79%     to   30.23%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2007                  3,234        $0.77  to  $0.57       $2,056        0.07%     1.15%   to  1.60%   20.34%     to   19.80%
2006                  3,954        $0.64  to  $0.48       $2,097           --     1.15%   to  1.60%   12.01%     to   11.51%
2005                  4,722        $0.57  to  $0.43       $2,236           --     1.15%   to  1.60%   10.75%     to   10.25%
2004                  5,694        $0.51  to  $0.39       $2,444           --     1.15%   to  1.60%   19.10%     to   18.56%
2003                  6,375        $0.43  to  $0.33       $2,277           --     1.15%   to  1.60%   34.38%     to   32.00%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD GRO, INST
2007                  1,308        $1.64  to  $1.64       $2,156        0.70%     1.40%   to  1.40%    8.10%     to    8.10%
2006                  1,907        $1.52  to  $1.52       $2,903        1.68%     1.40%   to  1.40%   16.57%     to   16.57%
2005                  2,653        $1.30  to  $1.30       $3,462        1.34%     1.40%   to  1.40%    4.40%     to    4.40%
2004                  3,304        $1.25  to  $1.25       $4,128        0.98%     1.40%   to  1.40%    3.32%     to    3.32%
2003                  3,909        $1.21  to  $1.21       $4,726        1.11%     1.40%   to  1.40%   22.22%     to   22.22%
---------------------------------------------------------------------------------------------------------------------------

JPM U.S. LG CAP CORE EQ
2007                  1,340        $0.95  to  $0.93       $1,257        1.15%     1.40%   to  1.60%    0.24%     to    0.04%
2006                  1,649        $0.95  to  $0.93       $1,544        1.05%     1.40%   to  1.60%   14.96%     to   14.73%
2005                  2,140        $0.82  to  $0.81       $1,744        1.23%     1.40%   to  1.60%   (0.05%)    to   (0.25%)
2004                  2,161        $0.82  to  $0.82       $1,761        0.82%     1.40%   to  1.60%    7.96%     to    7.74%
2003                  2,167        $0.76  to  $0.76       $1,637        0.68%     1.40%   to  1.60%   26.67%     to   26.67%
---------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2007                  542          $1.30  to  $1.27         $696        2.40%     1.40%   to  1.60%    9.24%     to    9.02%
2006                  610          $1.19  to  $1.17         $716        1.02%     1.40%   to  1.60%   20.83%     to   20.59%
2005                  630          $0.99  to  $0.97         $613        0.94%     1.40%   to  1.60%    9.11%     to    8.90%
2004                  611          $0.91  to  $0.89         $546        0.51%     1.40%   to  1.60%   13.38%     to   13.16%
2003                  561          $0.80  to  $0.79         $442        0.40%     1.40%   to  1.60%   26.98%     to   27.42%
---------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE U.S. STRATEGIC, SERV
2007                  381          $1.17  to  $1.25         $463        1.12%     1.40%   to  1.60%   (2.34%)    to   (2.54%)
2006                  375          $1.19  to  $1.28         $467        0.67%     1.40%   to  1.60%   15.86%     to   15.62%
2005                  427          $1.03  to  $1.11         $461        0.74%     1.40%   to  1.60%    1.94%     to    1.74%
2004                  453          $1.01  to  $1.09         $479        0.64%     1.40%   to  1.60%   10.24%     to   10.02%
2003                  363          $0.92  to  $0.99         $347        0.68%     1.40%   to  1.60%   22.67%     to   22.22%
---------------------------------------------------------------------------------------------------------------------------


 406    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL I
2007                  23           $1.03  to  $1.03          $25           --     1.05%   to  2.20%    3.26%(15) to    2.46%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

LVIP BARON GRO OPP, SERV CL
2007                  1,284        $2.01  to  $1.67       $2,241           --     1.40%   to  1.60%    1.96%     to    1.76%
2006                  1,601        $1.97  to  $1.64       $2,747           --     1.40%   to  1.60%   13.92%     to   13.70%
2005                  1,840        $1.73  to  $1.44       $2,780           --     1.40%   to  1.60%    1.93%     to    1.73%
2004                  2,038        $1.70  to  $1.42       $3,022           --     1.40%   to  1.60%   23.89%     to   23.64%
2003                  2,271        $1.37  to  $1.15       $2,718           --     1.40%   to  1.60%   28.04%     to   29.21%
---------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2007                  5,740        $0.80  to  $1.24       $4,916        0.08%     1.00%   to  2.20%    9.92%     to    8.60%
2006                  6,710        $0.72  to  $1.15       $5,196           --     1.00%   to  2.20%    6.24%     to    4.98%
2005                  7,220        $0.68  to  $1.09       $5,293        0.15%     1.00%   to  2.20%    3.19%     to    1.97%
2004                  8,305        $0.66  to  $1.07       $5,907           --     1.00%   to  2.20%    7.90%     to    8.28%(9)
2003                  8,074        $0.61  to  $1.22       $5,086           --     1.00%   to  1.85%   22.00%     to   22.00%(4)
---------------------------------------------------------------------------------------------------------------------------

MFS INV TRUST, INIT CL
2007                  4,718        $1.16  to  $1.73       $5,305        0.86%     1.15%   to  1.80%    9.04%     to    8.33%
2006                  5,745        $1.06  to  $1.60       $5,937        0.51%     1.15%   to  1.80%   11.70%     to   10.98%
2005                  6,865        $0.95  to  $1.44       $6,358        0.55%     1.15%   to  1.80%    6.09%     to    5.40%
2004                  7,337        $0.90  to  $1.37       $6,422        0.62%     1.15%   to  1.80%   10.08%     to    9.37%
2003                  7,455        $0.81  to  $1.25       $5,948        0.64%     1.15%   to  1.80%   20.90%     to   25.00%(5)
---------------------------------------------------------------------------------------------------------------------------

MFS INV TRUST, SERV CL
2007                  920          $1.08  to  $1.30       $1,072        0.58%     1.15%   to  1.80%    8.77%     to    8.06%
2006                  986          $1.00  to  $1.21       $1,061        0.26%     1.15%   to  1.80%   11.41%     to   10.69%
2005                  976          $0.89  to  $1.09         $936        0.31%     1.15%   to  1.80%    5.80%     to    5.13%
2004                  967          $0.85  to  $1.04         $874        0.43%     1.15%   to  1.80%    9.86%     to    9.14%
2003                  792          $0.77  to  $0.95         $620        0.45%     1.15%   to  1.80%   20.31%     to   (5.00%)
---------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, INIT CL
2007                  1,688        $1.44  to  $0.89       $1,915           --     1.15%   to  1.60%    1.34%     to    0.88%
2006                  3,011        $1.42  to  $0.88       $3,213           --     1.15%   to  1.60%   11.92%     to   11.42%
2005                  3,284        $1.27  to  $0.79       $3,127           --     1.15%   to  1.60%    4.05%     to    3.58%
2004                  3,899        $1.22  to  $0.76       $3,517           --     1.15%   to  1.60%    5.30%     to    4.83%
2003                  6,936        $1.16  to  $0.73       $5,688           --     1.15%   to  1.60%   31.82%     to   32.73%
---------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2007                  4,591        $1.05  to  $1.18       $4,922           --     1.00%   to  2.20%    1.23%     to    0.02%
2006                  5,005        $1.03  to  $1.18       $5,310           --     1.00%   to  2.20%   11.81%     to   10.49%
2005                  5,290        $0.92  to  $1.07       $5,016           --     1.00%   to  2.20%    3.99%     to    2.75%
2004                  5,596        $0.89  to  $1.04       $5,143           --     1.00%   to  2.20%    5.15%     to    5.88%(9)
2003                  4,371        $0.84  to  $1.33       $3,754           --     1.00%   to  1.85%   31.25%     to   33.00%(4)
---------------------------------------------------------------------------------------------------------------------------

MFS RESEARCH, INIT CL
2007                  2,286        $1.14  to  $0.98       $2,346        0.70%     1.40%   to  1.60%   11.62%     to   11.40%
2006                  2,837        $1.02  to  $0.88       $2,618        0.53%     1.40%   to  1.60%    8.94%     to    8.73%
2005                  3,554        $0.94  to  $0.81       $3,013        0.46%     1.40%   to  1.60%    6.31%     to    6.09%
2004                  4,975        $0.88  to  $0.76       $3,979        1.18%     1.40%   to  1.60%   14.24%     to   14.01%
2003                  4,125        $0.77  to  $0.67       $2,896        0.75%     1.40%   to  1.60%   22.22%     to   21.82%
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    407

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, INIT CL
2007                  294          $1.56  to  $1.55         $456        1.92%     1.15%   to  1.25%    3.02%     to    2.91%
2006                  165          $1.51  to  $1.50         $248        2.40%     1.15%   to  1.25%   10.62%     to   10.51%
2005                  152          $1.37  to  $1.36         $207        2.00%     1.15%   to  1.25%    1.65%     to    1.55%
2004                  140          $1.35  to  $1.34         $188        1.63%     1.15%   to  1.25%   10.05%     to    9.94%
2003                  135          $1.22  to  $1.22         $164        1.71%     1.15%   to  1.25%   15.09%     to   15.09%
---------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2007                  59,963       $1.51  to  $1.21      $86,301        2.34%     1.00%   to  2.20%    2.90%     to    1.67%
2006                  62,963       $1.47  to  $1.19      $88,340        2.13%     1.00%   to  2.20%   10.52%     to    9.20%
2005                  65,564       $1.33  to  $1.09      $83,544        1.85%     1.00%   to  2.20%    1.58%     to    0.37%
2004                  64,615       $1.31  to  $1.08      $81,332        1.49%     1.00%   to  2.20%    9.92%     to    8.66%(9)
2003                  46,625       $1.19  to  $1.17      $54,146        1.39%     1.00%   to  1.85%   14.42%     to   17.00%(4)
---------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, INIT CL
2007                  8,128        $2.26  to  $3.16      $15,074        0.97%     1.15%   to  1.80%   26.43%     to   25.60%
2006                  9,740        $1.79  to  $2.51      $14,337        2.02%     1.15%   to  1.80%   29.77%     to   28.92%
2005                  11,213       $1.38  to  $1.95      $12,605        0.61%     1.15%   to  1.80%   15.51%     to   14.76%
2004                  12,637       $1.19  to  $1.70      $12,289        1.47%     1.15%   to  1.80%   28.71%     to   27.88%
2003                  13,383       $0.93  to  $1.33      $10,120        2.27%     1.15%   to  1.80%   34.78%     to   33.00%(5)
---------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2007                  2,738        $2.85  to  $2.25       $7,068        0.75%     1.00%   to  2.20%   26.28%     to   24.77%
2006                  2,426        $2.26  to  $1.81       $5,055        1.85%     1.00%   to  2.20%   29.66%     to   28.12%
2005                  2,244        $1.74  to  $1.41       $3,678        0.48%     1.00%   to  2.20%   15.41%     to   14.05%
2004                  2,098        $1.51  to  $1.24       $2,966        1.37%     1.00%   to  2.20%   28.55%     to   24.14%(9)
2003                  1,174        $1.17  to  $1.30       $1,228        1.43%     1.00%   to  1.85%   34.48%     to   30.00%(4)
---------------------------------------------------------------------------------------------------------------------------

OPCAP EQ
2007                  513          $1.59  to  $1.59         $817        0.60%     1.40%   to  1.40%    2.65%     to    2.65%
2006                  707          $1.55  to  $1.55       $1,096        0.50%     1.40%   to  1.40%   13.68%     to   13.68%
2005                  942          $1.36  to  $1.36       $1,285        0.44%     1.40%   to  1.40%    5.56%     to    5.56%
2004                  1,139        $1.29  to  $1.29       $1,471        0.99%     1.40%   to  1.40%   10.37%     to   10.37%
2003                  1,313        $1.17  to  $1.17       $1,536        1.38%     1.40%   to  1.40%   27.17%     to   27.17%
---------------------------------------------------------------------------------------------------------------------------

OPCAP MANAGED
2007                  1,090        $2.59  to  $2.59       $2,828        2.12%     1.40%   to  1.40%    1.51%     to    1.51%
2006                  1,404        $2.55  to  $2.55       $3,589        1.93%     1.40%   to  1.40%    8.13%     to    8.13%
2005                  1,932        $2.36  to  $2.36       $4,568        1.32%     1.40%   to  1.40%    3.82%     to    3.82%
2004                  2,613        $2.28  to  $2.28       $5,949        1.55%     1.40%   to  1.40%    9.23%     to    9.23%
2003                  3,074        $2.08  to  $2.08       $6,408        1.88%     1.40%   to  1.40%   20.23%     to   20.23%
---------------------------------------------------------------------------------------------------------------------------

OPCAP SM CAP
2007                  851          $2.02  to  $2.02       $1,716           --     1.40%   to  1.40%   (0.83%)    to   (0.83%)
2006                  1,174        $2.03  to  $2.03       $2,385           --     1.40%   to  1.40%   22.36%     to   22.36%
2005                  1,533        $1.66  to  $1.66       $2,546           --     1.40%   to  1.40%   (1.33%)    to   (1.33%)
2004                  1,781        $1.68  to  $1.68       $2,997        0.05%     1.40%   to  1.40%   16.24%     to   16.24%
2003                  2,149        $1.45  to  $1.45       $3,112        0.05%     1.40%   to  1.40%   40.78%     to   40.78%
---------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2007                  1,515        $1.79  to  $1.79       $2,719        0.25%     1.40%   to  1.40%   12.55%     to   12.55%
2006                  2,159        $1.59  to  $1.59       $3,441        0.41%     1.40%   to  1.40%    6.45%     to    6.45%
2005                  2,982        $1.50  to  $1.50       $4,465        0.97%     1.40%   to  1.40%    3.64%     to    3.64%
2004                  3,602        $1.44  to  $1.44       $5,204        0.33%     1.40%   to  1.40%    5.45%     to    5.45%
2003                  4,247        $1.37  to  $1.37       $5,819        0.39%     1.40%   to  1.40%   29.25%     to   29.25%
---------------------------------------------------------------------------------------------------------------------------


 408    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2007                  47,465       $1.34  to  $1.27      $66,969        0.01%     1.00%   to  2.20%   12.72%     to   11.37%
2006                  55,501       $1.19  to  $1.14      $69,738        0.17%     1.00%   to  2.20%    6.61%     to    5.34%
2005                  47,222       $1.11  to  $1.08      $56,070        0.54%     1.00%   to  2.20%    3.82%     to    2.59%
2004                  19,928       $1.07  to  $1.06      $23,049        0.13%     1.00%   to  2.20%    5.56%     to    6.61%(9)
2003                  4,083        $1.01  to  $1.31       $4,432        0.12%     1.00%   to  1.85%   29.49%     to   31.00%(4)
---------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA
2007                  101          $2.25  to  $2.25         $228        1.79%     1.40%   to  1.40%    4.83%     to    4.83%
2006                  162          $2.15  to  $2.15         $348        0.99%     1.40%   to  1.40%   16.06%     to   16.06%
2005                  166          $1.85  to  $1.85         $308        1.03%     1.40%   to  1.40%   12.72%     to   12.72%
2004                  219          $1.64  to  $1.64         $359        1.28%     1.40%   to  1.40%   17.51%     to   17.51%
2003                  151          $1.40  to  $1.40         $211        0.76%     1.40%   to  1.40%   41.41%     to   41.41%
---------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2007                  11,637       $1.76  to  $1.53      $20,603        1.14%     1.00%   to  2.20%    5.02%     to    3.76%
2006                  11,164       $1.68  to  $1.47      $18,921        0.81%     1.00%   to  2.20%   16.20%     to   14.81%
2005                  10,083       $1.44  to  $1.28      $14,715        0.83%     1.00%   to  2.20%   12.93%     to   11.58%
2004                  8,637        $1.28  to  $1.15      $11,190        0.94%     1.00%   to  2.20%   17.70%     to   15.65%(9)
2003                  4,173        $1.09  to  $1.46       $4,595        0.22%     1.00%   to  1.85%   41.56%     to   46.00%(4)
---------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2007                  1,012        $1.33  to  $1.33       $1,351        7.65%     1.40%   to  1.40%   (1.50%)    to   (1.50%)
2006                  1,307        $1.36  to  $1.36       $1,770        8.35%     1.40%   to  1.40%    7.91%     to    7.91%
2005                  1,977        $1.26  to  $1.26       $2,482        6.94%     1.40%   to  1.40%    0.90%     to    0.90%
2004                  2,447        $1.24  to  $1.24       $3,045        6.35%     1.40%   to  1.40%    7.45%     to    7.45%
2003                  2,742        $1.16  to  $1.16       $3,176        7.21%     1.40%   to  1.40%   22.11%     to   22.11%
---------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2007                  4,203        $1.36  to  $1.24       $5,577        6.89%     1.00%   to  1.85%   (1.46%)    to   (2.30%)
2006                  4,234        $1.38  to  $1.27       $5,710        7.23%     1.00%   to  1.85%    8.15%     to    7.23%
2005                  4,437        $1.28  to  $1.19       $5,549        6.27%     1.00%   to  1.85%    1.00%     to    0.14%
2004                  4,722        $1.27  to  $1.19       $5,860        5.68%     1.00%   to  1.85%    7.65%     to    6.74%
2003                  3,268        $1.18  to  $1.11       $3,838        1.56%     1.00%   to  1.85%   22.92%     to   11.00%(4)
---------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST VA
2007                  285          $1.16  to  $1.16         $331        1.16%     1.40%   to  1.40%    2.97%     to    2.97%
2006                  404          $1.13  to  $1.13         $456        1.06%     1.40%   to  1.40%   13.43%     to   13.43%
2005                  449          $0.99  to  $0.99         $447        1.39%     1.40%   to  1.40%    4.51%     to    4.51%
2004                  560          $0.95  to  $0.95         $532        0.86%     1.40%   to  1.40%    7.94%     to    7.94%
2003                  465          $0.88  to  $0.88         $409        0.96%     1.40%   to  1.40%   23.94%     to   23.94%
---------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2007                  5,845        $1.61  to  $1.35       $9,703        0.16%     1.00%   to  2.20%   (2.38%)    to   (3.54%)
2006                  5,995        $1.65  to  $1.40      $10,200        0.02%     1.00%   to  2.20%   13.52%     to   12.18%
2005                  6,200        $1.45  to  $1.25       $9,333           --     1.00%   to  2.20%    8.63%     to    7.34%
2004                  6,139        $1.34  to  $1.16       $8,531           --     1.00%   to  2.20%   18.00%     to   17.53%(9)
2003                  3,352        $1.13  to  $1.44       $4,023           --     1.00%   to  1.85%   43.04%     to   44.00%(4)
---------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA
2007                  186          $1.66  to  $1.66         $309        4.32%     1.40%   to  1.40%    8.16%     to    8.16%
2006                  269          $1.54  to  $1.54         $414        4.11%     1.40%   to  1.40%    6.00%     to    6.00%
2005                  276          $1.45  to  $1.45         $400        4.40%     1.40%   to  1.40%    1.25%     to    1.25%
2004                  275          $1.43  to  $1.43         $394        5.73%     1.40%   to  1.40%    7.17%     to    7.17%
2003                  247          $1.34  to  $1.34         $331        6.19%     1.40%   to  1.40%   16.52%     to   16.52%
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    409

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2007                  243,687      $1.51  to  $1.20     $326,586        2.63%     1.00%   to  2.20%    8.46%     to    7.16%
2006                  137,943      $1.39  to  $1.12     $172,640        3.37%     1.00%   to  2.20%    6.17%     to    4.91%
2005                  83,333       $1.31  to  $1.07      $99,692        3.42%     1.00%   to  2.20%    1.47%     to    0.26%
2004                  42,873       $1.29  to  $1.07      $51,868        3.49%     1.00%   to  2.20%    7.36%     to    6.60%(9)
2003                  14,951       $1.20  to  $1.07      $17,584        1.28%     1.00%   to  1.85%   15.38%     to    7.00%(4)
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2007                  166,071      $1.04  to  $1.03     $171,531       11.89%     1.05%   to  2.20%    3.70%(15) to    2.91%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2007                  1,101        $1.90  to  $1.90       $2,099        5.26%     1.40%   to  1.40%    2.74%     to    2.74%
2006                  1,459        $1.85  to  $1.85       $2,704        6.40%     1.40%   to  1.40%    5.13%     to    5.13%
2005                  2,144        $1.76  to  $1.76       $3,778        7.96%     1.40%   to  1.40%    1.85%     to    1.85%
2004                  2,899        $1.73  to  $1.73       $5,014        9.61%     1.40%   to  1.40%    8.06%     to    8.06%
2003                  3,536        $1.60  to  $1.60       $5,658        9.28%     1.40%   to  1.40%   18.52%     to   18.52%
---------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2007                  999          $1.47  to  $1.47       $1,469        5.19%     1.40%   to  1.40%    2.68%     to    2.68%
2006                  1,382        $1.43  to  $1.43       $1,980        6.06%     1.40%   to  1.40%    4.82%     to    4.82%
2005                  1,973        $1.37  to  $1.37       $2,696        7.43%     1.40%   to  1.40%    1.62%     to    1.62%
2004                  2,283        $1.34  to  $1.34       $3,070        9.44%     1.40%   to  1.40%    7.69%     to    7.69%
2003                  2,512        $1.25  to  $1.25       $3,138        9.01%     1.40%   to  1.40%   17.92%     to   17.92%
---------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL EQ, CL IA
2007                  572          $1.56  to  $1.56         $890        2.38%     1.40%   to  1.40%    7.84%     to    7.84%
2006                  786          $1.44  to  $1.44       $1,133        0.61%     1.40%   to  1.40%   21.80%     to   21.80%
2005                  1,148        $1.18  to  $1.18       $1,359        1.07%     1.40%   to  1.40%    7.58%     to    7.58%
2004                  1,504        $1.10  to  $1.10       $1,655        2.34%     1.40%   to  1.40%   12.36%     to   12.36%
2003                  1,853        $0.98  to  $0.98       $1,815        1.23%     1.40%   to  1.40%   27.27%     to   27.27%
---------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2007                  1,940        $2.59  to  $2.59       $5,023        1.61%     1.40%   to  1.40%   (7.11%)    to   (7.11%)
2006                  2,471        $2.79  to  $2.79       $6,889        4.44%     1.40%   to  1.40%   14.58%     to   14.58%
2005                  3,345        $2.43  to  $2.43       $8,139        1.92%     1.40%   to  1.40%    4.04%     to    4.04%
2004                  4,457        $2.34  to  $2.34      $10,425        1.84%     1.40%   to  1.40%    9.82%     to    9.82%
2003                  5,362        $2.13  to  $2.13      $11,421        2.12%     1.40%   to  1.40%   26.04%     to   26.04%
---------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2007                  8,110        $1.22  to  $1.52      $10,311        1.33%     1.00%   to  1.85%   (6.98%)    to   (7.77%)
2006                  9,523        $1.32  to  $1.65      $13,139        1.57%     1.00%   to  1.85%   14.76%     to   13.79%
2005                  11,028       $1.15  to  $1.45      $13,318        1.57%     1.00%   to  1.85%    4.18%     to    3.30%
2004                  11,821       $1.10  to  $1.40      $13,763        1.59%     1.00%   to  1.85%   10.01%     to    9.07%
2003                  12,384       $1.00  to  $1.29      $13,193        1.74%     1.00%   to  1.85%   26.58%     to   29.00%(4)
---------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2007                  2,212        $1.36  to  $1.11       $2,705        0.81%     1.00%   to  2.20%   (1.59%)    to   (2.77%)
2006                  2,593        $1.38  to  $1.14       $3,242        0.30%     1.00%   to  2.20%    1.77%     to    0.56%
2005                  2,461        $1.36  to  $1.14       $3,043        0.06%     1.00%   to  2.20%   12.08%     to   10.74%
2004                  2,401        $1.21  to  $1.03       $2,660        0.17%     1.00%   to  2.20%    6.06%     to    2.56%(9)
2003                  1,391        $1.14  to  $1.19       $1,457        0.30%     1.00%   to  1.85%   14.00%     to   19.00%(4)
---------------------------------------------------------------------------------------------------------------------------


 410    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2007                  499          $1.95  to  $1.95         $975        8.39%     1.40%   to  1.40%    1.87%     to    1.87%
2006                  651          $1.91  to  $1.91       $1,247        8.35%     1.40%   to  1.40%    9.07%     to    9.07%
2005                  870          $1.75  to  $1.75       $1,529        9.11%     1.40%   to  1.40%    2.04%     to    2.04%
2004                  1,300        $1.72  to  $1.72       $2,237        8.58%     1.40%   to  1.40%    9.45%     to    9.45%
2003                  1,564        $1.57  to  $1.57       $2,460       10.90%     1.40%   to  1.40%   24.60%     to   24.60%
---------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2007                  517          $1.45  to  $1.45         $751        8.11%     1.40%   to  1.40%    1.36%     to    1.36%
2006                  677          $1.43  to  $1.43         $970        8.13%     1.40%   to  1.40%    9.00%     to    9.00%
2005                  974          $1.31  to  $1.31       $1,280        8.15%     1.40%   to  1.40%    1.67%     to    1.67%
2004                  1,139        $1.29  to  $1.29       $1,473        8.36%     1.40%   to  1.40%    9.01%     to    9.01%
2003                  1,246        $1.19  to  $1.19       $1,478       10.58%     1.40%   to  1.40%   25.26%     to   25.26%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INC, CL IB
2007                  240          $1.39  to  $1.12         $294        4.95%     1.15%   to  1.80%    4.01%     to    3.34%
2006                  224          $1.34  to  $1.08         $265        3.98%     1.15%   to  1.80%    3.33%     to    2.66%
2005                  224          $1.29  to  $1.06         $258        3.29%     1.15%   to  1.80%    1.19%     to    0.54%
2004                  183          $1.28  to  $1.05         $211        3.82%     1.15%   to  1.80%    3.24%     to    2.58%
2003                  207          $1.24  to  $1.02         $233        3.67%     1.15%   to  1.80%    3.33%     to    2.00%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2007                  23,406       $1.76  to  $1.66      $31,981        2.81%     1.00%   to  2.20%    7.28%     to    6.00%
2006                  25,068       $1.64  to  $1.56      $31,943        0.61%     1.00%   to  2.20%   26.45%     to   24.95%
2005                  26,955       $1.29  to  $1.25      $27,053        1.47%     1.00%   to  2.20%   11.08%     to    9.75%
2004                  29,460       $1.17  to  $1.14      $26,369        1.45%     1.00%   to  2.20%   15.04%     to   14.40%(9)
2003                  26,483       $1.01  to  $1.34      $20,529        0.81%     1.00%   to  1.85%   26.25%     to   34.00%(4)
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL GRO & INC, CL IB
2007                  4            $1.73  to  $1.73           $7        1.91%     1.40%   to  1.40%    5.51%     to    5.51%
2006                  8            $1.64  to  $1.64          $13        1.17%     1.40%   to  1.40%   25.46%     to   25.46%
2005                  8            $1.31  to  $1.31          $10        0.96%     1.40%   to  1.40%   12.52%     to   12.52%
2004                  7            $1.16  to  $1.16           $8        1.26%     1.40%   to  1.40%   19.30%     to   19.30%
2003                  7            $0.97  to  $0.97           $7        1.10%     1.40%   to  1.40%   34.72%     to   34.72%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2007                  2,550        $1.11  to  $1.32       $2,842        0.84%     1.00%   to  1.40%   12.08%     to   11.63%
2006                  2,492        $0.99  to  $1.18       $2,502        1.34%     1.00%   to  1.40%   24.88%     to   24.38%
2005                  2,873        $0.79  to  $0.95       $2,327        0.65%     1.00%   to  1.40%   17.19%     to   16.72%
2004                  3,043        $0.68  to  $0.81       $2,108        1.35%     1.00%   to  1.40%   12.22%     to   11.77%
2003                  4,466        $0.60  to  $0.73       $2,904        0.34%     1.00%   to  1.40%   30.43%     to   32.73%
---------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2007                  1,280        $2.27  to  $2.27       $2,901        0.17%     1.40%   to  1.40%    4.54%     to    4.54%
2006                  1,595        $2.17  to  $2.17       $3,458        0.19%     1.40%   to  1.40%    7.32%     to    7.32%
2005                  2,187        $2.02  to  $2.02       $4,420        0.39%     1.40%   to  1.40%    8.80%     to    8.80%
2004                  2,928        $1.86  to  $1.86       $5,432           --     1.40%   to  1.40%    9.03%     to    9.03%
2003                  3,442        $1.70  to  $1.70       $5,858           --     1.40%   to  1.40%   30.77%     to   30.77%
---------------------------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2007                  252          $1.22  to  $1.48         $309        0.39%     1.00%   to  1.85%   (0.45%)    to   (1.30%)
2006                  360          $1.22  to  $1.50         $442        0.54%     1.00%   to  1.85%   10.21%     to    9.28%
2005                  360          $1.11  to  $1.38         $402        0.83%     1.00%   to  1.85%    3.97%     to    3.10%
2004                  375          $1.07  to  $1.33         $404           --     1.00%   to  1.85%    6.49%     to    5.59%
2003                  335          $1.00  to  $1.26         $337        0.10%     1.00%   to  1.85%   23.46%     to   26.00%(4)
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    411

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2007                  1,187        $0.90  to  $1.21       $1,441        0.95%     1.05%   to  2.20%  (13.64%)    to  (14.63%)
2006                  25,782       $1.04  to  $1.42      $35,564        0.02%     1.05%   to  2.20%    4.43%(14) to   14.75%
2005                  311          $1.26  to  $1.23         $389        0.14%     1.15%   to  2.20%    5.81%     to    4.71%
2004                  126          $1.19  to  $1.18         $151           --     1.15%   to  2.20%   20.04%(9)  to   19.20%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2007                  14,130       $0.77  to  $1.30      $10,294           --     1.00%   to  2.20%    2.77%     to    1.54%
2006                  17,229       $0.75  to  $1.28      $12,138           --     1.00%   to  2.20%    4.41%     to    3.16%
2005                  19,960       $0.71  to  $1.24      $13,431           --     1.00%   to  2.20%   11.04%     to    9.72%
2004                  23,065       $0.64  to  $1.13      $13,950           --     1.00%   to  2.20%   17.43%     to   14.79%(9)
2003                  24,994       $0.55  to  $1.32      $12,958           --     1.00%   to  1.85%   30.95%     to   32.00%(4)
---------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IA
2007                  287          $1.47  to  $1.47         $423        0.03%     1.40%   to  1.40%    4.31%     to    4.31%
2006                  412          $1.41  to  $1.41         $583        0.40%     1.40%   to  1.40%    4.24%     to    4.24%
2005                  604          $1.36  to  $1.36         $820        0.95%     1.40%   to  1.40%    4.47%     to    4.47%
2004                  747          $1.30  to  $1.30         $971        0.48%     1.40%   to  1.40%    3.87%     to    3.87%
2003                  906          $1.25  to  $1.25       $1,134        0.65%     1.40%   to  1.40%   23.76%     to   23.76%
---------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2007                  1,304        $1.40  to  $1.40       $1,826           --     1.40%   to  1.40%    4.04%     to    4.04%
2006                  1,946        $1.35  to  $1.35       $2,620        0.12%     1.40%   to  1.40%    3.97%     to    3.97%
2005                  2,658        $1.30  to  $1.30       $3,443        0.70%     1.40%   to  1.40%    4.23%     to    4.23%
2004                  3,108        $1.24  to  $1.24       $3,862        0.26%     1.40%   to  1.40%    3.57%     to    3.57%
2003                  3,645        $1.20  to  $1.20       $4,373        0.39%     1.40%   to  1.40%   23.71%     to   23.71%
---------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2007                  5,727        $1.13  to  $1.18       $8,314        2.85%     1.00%   to  1.80%    0.72%     to   (0.09%)
2006                  6,381        $1.13  to  $1.18       $9,672        2.49%     1.00%   to  1.80%   13.25%     to   12.35%
2005                  7,089        $0.99  to  $1.05      $10,143        2.57%     1.00%   to  1.80%    2.89%     to    2.06%
2004                  8,244        $0.97  to  $1.03      $11,890        2.27%     1.00%   to  1.80%    8.50%     to    7.65%
2003                  8,383        $0.89  to  $0.96      $11,978        2.26%     1.00%   to  1.80%   18.67%     to   (4.00%)
---------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2007                  44,459       $1.15  to  $1.04      $48,814        4.72%     1.00%   to  2.20%    3.78%     to    2.54%
2006                  31,639       $1.10  to  $1.02      $34,059        4.40%     1.00%   to  2.20%    3.45%     to    2.22%
2005                  26,657       $1.07  to  $0.99      $28,914        2.59%     1.00%   to  2.20%    1.59%     to    0.39%
2004                  27,673       $1.05  to  $0.99      $29,764        0.73%     1.00%   to  2.20%   (0.27%)    to   (0.90%)(9)
2003                  27,953       $1.05  to  $0.99      $29,988        0.51%     1.00%   to  1.85%   (0.94%)    to   (1.00%)(4)
---------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2007                  314,829      $1.21  to  $1.08     $364,190        4.76%     1.00%   to  2.20%    4.15%     to    2.90%
2006                  168,698      $1.16  to  $1.05     $190,300        4.43%     1.00%   to  2.20%    3.37%     to    2.15%
2005                  30,043       $1.13  to  $1.03      $38,123        3.71%     1.00%   to  2.20%    1.10%     to   (0.09%)
2004                  31,737       $1.11  to  $1.03      $40,367        3.85%     1.00%   to  2.20%    3.45%     to    2.86%(9)
2003                  15,697       $1.08  to  $1.02      $20,544        3.56%     1.00%   to  1.85%    3.85%     to    2.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2007                  184,562      $1.83  to  $1.58     $328,157        1.60%     1.00%   to  2.20%    6.94%     to    5.66%
2006                  144,108      $1.71  to  $1.50     $243,744        1.43%     1.00%   to  2.20%   18.56%     to   17.15%
2005                  60,233       $1.44  to  $1.28      $88,882        1.74%     1.00%   to  2.20%   12.38%     to   11.04%
2004                  12,504       $1.28  to  $1.15      $17,312        1.65%     1.00%   to  2.20%   17.03%     to   15.94%(9)
2003                  8,086        $1.10  to  $1.44       $9,464        1.54%     1.00%   to  1.85%   41.03%     to   44.00%(4)
---------------------------------------------------------------------------------------------------------------------------


 412    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2007                  49,517       $1.55  to  $2.70     $129,372        0.59%     1.05%   to  2.20%   36.66%     to   35.09%
2006                  44,758       $1.13  to  $2.00      $88,998        0.35%     1.05%   to  2.20%   10.52%(14) to   31.00%
2005                  27,965       $1.90  to  $1.52      $43,466        0.20%     1.15%   to  2.20%   32.27%     to   30.90%
2004                  9,386        $1.43  to  $1.16      $11,078        6.36%     1.15%   to  2.20%   22.73%     to   18.99%(9)
2003                  61           $1.17  to  $1.17          $71        1.42%     1.15%   to  1.25%   39.29%     to   39.29%
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2007                  123,336      $0.99  to  $0.98     $121,922        1.08%     1.05%   to  2.20%   (0.81%)(15)to   (1.57%)(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2007                  145,074      $1.10  to  $1.08     $157,932        2.33%     1.05%   to  2.20%    6.80%     to    5.58%
2006                  108,657      $1.03  to  $1.02     $111,409        6.80%     1.05%   to  2.20%    2.99%(14) to    2.21%(14)
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2007                  15,299       $1.27  to  $1.24      $16,673        0.40%     1.00%   to  2.20%    2.04%     to    0.80%
2006                  1,089        $1.24  to  $1.23         $754        0.85%     1.00%   to  2.20%    9.98%     to    8.67%
2005                  1,409        $1.13  to  $1.13         $847        0.37%     1.00%   to  2.20%    7.53%     to    6.25%
2004                  1,450        $1.05  to  $1.07         $800        0.32%     1.00%   to  2.20%    7.35%     to    7.26%(9)
2003                  1,426        $0.98  to  $1.22         $778        0.21%     1.00%   to  1.85%   20.99%     to   22.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2007                  32,755       $1.07  to  $1.19      $40,773        7.38%     1.05%   to  2.20%    0.82%     to   (0.37%)
2006                  41,667       $1.06  to  $1.19      $51,788        7.47%     1.05%   to  2.20%    5.95%(14) to    8.41%
2005                  25,254       $1.24  to  $1.10      $28,933        6.44%     1.15%   to  2.20%    2.83%     to    1.74%
2004                  13,631       $1.21  to  $1.08      $15,492        6.97%     1.15%   to  2.20%   10.12%     to    8.02%(9)
2003                  9,802        $1.10  to  $1.08      $10,237        7.71%     1.15%   to  1.80%   23.60%     to    8.00%
---------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2007                  92,767       $1.07  to  $1.17     $107,789        6.91%     1.05%   to  2.20%    1.56%     to    0.40%
2006                  36,591       $1.05  to  $1.17      $42,427        6.49%     1.05%   to  2.20%    4.97%(14) to    5.64%
2005                  52           $1.11  to  $1.10          $76        5.61%     1.15%   to  2.20%    2.12%     to    1.09%
2004                  15,060       $1.09  to  $1.09      $16,390        6.58%     1.15%   to  2.20%    9.53%(10) to    8.84%(10)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2007                  879          $1.19  to  $1.70       $1,713        0.99%     1.05%   to  2.20%   11.50%     to   10.22%
2006                  1,422        $1.07  to  $1.54       $2,439        1.88%     1.05%   to  2.20%    6.51%(14) to   21.48%
2005                  1,686        $1.29  to  $1.27       $2,378        1.38%     1.15%   to  2.20%   12.55%     to   11.38%
2004                  1,983        $1.14  to  $1.14       $2,515        1.10%     1.15%   to  2.20%   15.82%(9)  to   15.01%(9)
2003                  2,080        $1.11  to  $1.11       $2,309        0.92%     1.40%   to  1.40%   26.14%     to   26.14%
---------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2007                  85,164       $1.10  to  $1.24      $91,451        1.31%     1.00%   to  2.20%    1.90%     to    0.68%
2006                  95,900       $1.08  to  $1.23     $102,345        1.19%     1.00%   to  2.20%    8.36%(12) to   12.78%
2005                  90,004       $1.11  to  $1.09      $85,540        1.14%     1.15%   to  2.20%    4.96%     to    3.87%
2004                  57,070       $1.06  to  $1.05      $53,075        1.11%     1.15%   to  2.20%    5.87%(9)  to    5.14%(9)
2003                  6,065        $0.66  to  $1.31       $7,907        0.62%     1.20%   to  1.80%   26.92%     to   31.00%(5)
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    413

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2007                  121          $1.08  to  $1.27         $158        1.41%     1.05%   to  2.20%   (1.49%)    to   (2.62%)
2006                  114          $1.10  to  $1.31         $152        1.26%     1.05%   to  2.20%   10.48%(14) to   16.47%
2005                  103          $1.14  to  $1.12         $117        1.57%     1.15%   to  2.20%    3.34%     to    2.27%
2004                  43           $1.10  to  $1.10          $49        2.65%     1.15%   to  2.20%   10.84%(9)  to   10.06%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2007                  5,283        $1.62  to  $1.25       $7,905        0.05%     1.00%   to  2.20%   12.60%     to   11.25%
2006                  6,311        $1.44  to  $1.12       $8,457        0.24%     1.00%   to  2.20%   (1.06%)    to   (2.24%)
2005                  4,660        $1.46  to  $1.15       $6,202           --     1.00%   to  2.20%    9.03%     to    7.73%
2004                  2,931        $1.33  to  $1.06       $3,592           --     1.00%   to  2.20%    8.02%     to    7.64%(9)
2003                  139          $1.24  to  $1.26         $166           --     1.00%   to  1.85%   21.57%     to   26.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2007                  1,087        $1.00  to  $0.99       $1,082        0.80%     1.05%   to  2.20%   (0.42%)(15)to   (1.19%)(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2007                  18,396       $1.04  to  $1.28      $21,205        1.62%     1.00%   to  2.20%    3.97%     to    2.71%
2006                  19,754       $1.00  to  $1.24      $21,856        1.45%     1.00%   to  2.20%   14.12%     to   12.76%
2005                  20,792       $0.88  to  $1.10      $20,130        1.39%     1.00%   to  2.20%    3.37%     to    2.14%
2004                  20,888       $0.85  to  $1.08      $19,455        1.48%     1.00%   to  2.20%    9.17%     to    8.75%(9)
2003                  17,073       $0.78  to  $1.28      $13,890        1.22%     1.00%   to  1.85%   27.87%     to   28.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2007                  39           $1.10  to  $1.26          $52        1.04%     1.05%   to  2.20%    4.92%     to    3.71%
2006                  27           $1.05  to  $1.22          $35        2.10%     1.05%   to  2.20%    5.22%(14) to   13.30%
2005                  16           $1.09  to  $1.08          $18        0.66%     1.15%   to  2.20%   (0.64%)    to   (1.69%)
2004                  2            $1.10  to  $1.09           $3        1.37%     1.15%   to  2.20%   10.66%(9)  to    9.87%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2007                  46,267       $1.26  to  $1.03      $53,706        4.18%     1.00%   to  2.20%    4.27%     to    3.02%
2006                  42,415       $1.21  to  $1.00      $47,909        3.80%     1.00%   to  2.20%    2.81%     to    1.59%
2005                  37,202       $1.18  to  $0.99      $41,599        2.90%     1.00%   to  2.20%    0.57%     to   (0.63)%
2004                  34,307       $1.17  to  $0.99      $38,866        2.45%     1.00%   to  2.20%   (0.15%)    to   (0.61%)(9)
2003                  32,487       $1.17  to  $0.99      $37,273        2.30%     1.00%   to  1.85%    0.00%     to   (1.00%)(4)
---------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2007                  2,998        $1.48  to  $1.51       $3,973        0.16%     1.00%   to  1.80%   (5.14%)    to   (5.91%)
2006                  3,538        $1.56  to  $1.61       $4,952        0.04%     1.00%   to  1.80%   10.58%     to    9.70%
2005                  4,222        $1.41  to  $1.47       $5,359           --     1.00%   to  1.80%    3.79%     to    2.97%
2004                  4,474        $1.36  to  $1.42       $5,496        0.00%     1.00%   to  1.80%   17.36%     to   16.42%
2003                  4,455        $1.16  to  $1.22       $4,704           --     1.00%   to  1.80%   46.84%     to   22.00%
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2007                  62,013       $1.50  to  $1.30      $88,943        0.83%     1.00%   to  2.20%   (5.85%)    to   (6.98%)
2006                  57,275       $1.59  to  $1.40      $88,019        0.41%     1.00%   to  2.20%   19.06%     to   17.64%
2005                  54,044       $1.34  to  $1.19      $70,303        0.25%     1.00%   to  2.20%    4.72%     to    3.47%
2004                  19,542       $1.28  to  $1.15      $24,693        0.06%     1.00%   to  2.20%   18.82%     to   15.53%(9)
2003                  1,963        $1.08  to  $1.40       $2,172        0.06%     1.00%   to  1.85%   36.71%     to   40.00%(4)
---------------------------------------------------------------------------------------------------------------------------


 414    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2007                  1,211        $3.28  to  $2.85       $3,545        1.23%     1.40%   to  1.60%    2.52%     to    2.32%
2006                  1,661        $3.20  to  $2.79       $4,760        0.17%     1.40%   to  1.60%   19.39%     to   19.15%
2005                  1,872        $2.68  to  $2.34       $4,494        0.52%     1.40%   to  1.60%   10.06%     to    9.84%
2004                  2,287        $2.44  to  $2.13       $4,986           --     1.40%   to  1.60%   12.26%     to   12.04%
2003                  1,775        $2.17  to  $1.90       $3,476           --     1.40%   to  1.60%   46.62%     to   47.29%
---------------------------------------------------------------------------------------------------------------------------

ROYCE SM-CAP, INVEST CL
2007                  918          $2.82  to  $2.68       $2,468        0.04%     1.40%   to  1.60%   (3.50%)    to   (3.70%)
2006                  1,189        $2.92  to  $2.79       $3,321        0.06%     1.40%   to  1.60%   13.97%     to   13.74%
2005                  1,527        $2.57  to  $2.45       $3,740           --     1.40%   to  1.60%    7.06%     to    6.84%
2004                  1,743        $2.40  to  $2.29       $3,997           --     1.40%   to  1.60%   23.22%     to   22.97%
2003                  1,642        $1.95  to  $1.86       $3,066           --     1.40%   to  1.60%   39.29%     to   38.81%
---------------------------------------------------------------------------------------------------------------------------

RW VT LG CAP CORE EQ
2007                  3,394        $1.80  to  $1.34       $4,923        1.19%     1.00%   to  1.90%   (0.22%)    to   (1.12%)
2006                  2,626        $1.81  to  $1.35       $3,883        1.48%     1.00%   to  1.90%   15.04%     to   14.01%
2005                  465          $1.57  to  $1.19         $681        0.95%     1.00%   to  1.90%    7.95%     to    6.98%
2004                  403          $1.46  to  $1.11         $547        0.90%     1.00%   to  1.90%   13.17%     to   11.51%(9)
2003                  246          $1.29  to  $1.27         $305        1.26%     1.00%   to  1.85%   29.00%(4)  to   27.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RW VT LG CAP GRO STOCK
2007                  3,847        $1.57  to  $1.25       $5,460        0.41%     1.00%   to  1.90%   14.12%     to   13.10%
2006                  4,234        $1.37  to  $1.11       $5,291        0.28%     1.00%   to  1.90%    9.73%     to    8.75%
2005                  4,248        $1.25  to  $1.02       $4,843        0.17%     1.00%   to  1.90%   (1.88%)    to   (2.76%)
2004                  1,751        $1.28  to  $1.05       $2,086        0.32%     1.00%   to  1.90%    5.69%     to    5.61%(9)
2003                  564          $1.21  to  $1.20         $679           --     1.00%   to  1.85%   21.00%(4)  to   20.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RW VT LG CAP VAL EQ
2007                  406          $1.84  to  $1.38         $724        1.55%     1.00%   to  1.90%    2.52%     to    1.61%
2006                  437          $1.79  to  $1.36         $763        1.44%     1.00%   to  1.90%   21.25%     to   20.16%
2005                  461          $1.48  to  $1.13         $667        1.64%     1.00%   to  1.90%    2.72%     to    1.81%
2004                  448          $1.44  to  $1.11         $635        1.56%     1.00%   to  1.90%   14.15%     to   11.55%(9)
2003                  235          $1.26  to  $1.26         $297        1.88%     1.00%   to  1.85%   26.00%(4)  to   26.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RW VT MID-CAP CORE EQ
2007                  134          $1.97  to  $1.46         $250        0.23%     1.00%   to  1.90%    4.13%     to    3.21%
2006                  138          $1.89  to  $1.41         $249        0.38%     1.00%   to  1.90%    9.62%     to    8.64%
2005                  130          $1.72  to  $1.30         $215        0.45%     1.00%   to  1.90%   13.19%     to   12.18%
2004                  141          $1.52  to  $1.16         $206        0.72%     1.00%   to  1.90%   15.66%     to   16.43%(9)
2003                  82           $1.32  to  $1.30         $108        1.41%     1.00%   to  1.85%   32.00%(4)  to   30.00%(4)
---------------------------------------------------------------------------------------------------------------------------

RW VT SM CAP VAL EQ
2007                  4,891        $2.24  to  $1.49       $8,182        0.91%     1.00%   to  1.90%    1.53%     to    0.61%
2006                  3,248        $2.20  to  $1.48       $5,648        0.42%     1.00%   to  1.90%   14.95%     to   13.93%
2005                  2,564        $1.92  to  $1.30       $4,056        0.49%     1.00%   to  1.90%   10.79%     to    9.80%
2004                  1,362        $1.73  to  $1.18       $1,988        0.27%     1.00%   to  1.90%   22.95%     to   19.13%(9)
2003                  228          $1.41  to  $1.39         $319        0.63%     1.00%   to  1.85%   41.00%(4)  to   39.00%(4)
---------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2007                  1,398        $2.56  to  $2.73       $3,723        1.99%     1.40%   to  1.60%   (6.14%)    to   (6.32%)
2006                  1,978        $2.72  to  $2.91       $5,629        1.25%     1.40%   to  1.60%   14.18%     to   13.95%
2005                  2,399        $2.39  to  $2.56       $5,967        1.32%     1.40%   to  1.60%   13.04%     to   12.81%
2004                  2,369        $2.11  to  $2.27       $5,190        0.54%     1.40%   to  1.60%   18.23%     to   17.99%
2003                  2,379        $1.79  to  $1.92       $4,402        0.18%     1.40%   to  1.60%   40.94%     to   40.15%
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    415

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2007                  205,570      $1.69  to  $1.24     $297,558        1.62%     1.00%   to  2.20%   (3.30%)    to   (4.47%)
2006                  206,921      $1.75  to  $1.30     $312,163        1.05%     1.00%   to  2.20%   14.89%     to   13.53%
2005                  121,404      $1.52  to  $1.15     $162,337        0.63%     1.00%   to  2.20%    3.08%     to    1.85%
2004                  38,969       $1.48  to  $1.13      $51,759        0.27%     1.00%   to  2.20%   16.26%     to   12.98%(9)
2003                  3,766        $1.27  to  $1.30       $4,777        0.38%     1.00%   to  1.85%   29.59%     to   30.00%(4)
---------------------------------------------------------------------------------------------------------------------------

VANK LIT GRO & INC, CL II
2007                  3,827        $1.74  to  $1.78       $6,521        1.36%     1.00%   to  1.85%    1.50%     to    0.63%
2006                  3,915        $1.72  to  $1.77       $6,595        0.97%     1.00%   to  1.85%   14.82%     to   13.85%
2005                  3,937        $1.49  to  $1.55       $5,781        0.85%     1.00%   to  1.85%    8.63%     to    7.71%
2004                  3,970        $1.38  to  $1.44       $5,382        0.60%     1.00%   to  1.85%   12.98%     to   12.03%
2003                  1,897        $1.22  to  $1.29       $2,327        0.18%     1.00%   to  1.85%   27.08%     to   29.00%(4)
---------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2007                  32,609       $0.85  to  $0.84      $27,624        0.27%     1.05%   to  2.20%  (14.49%)(15)to  (15.15%)(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2007                  36           $1.13  to  $1.12          $42           --     1.05%   to  2.20%   12.51%(15) to   11.65%(15)
2006                  --              --         --           --           --     --             --      --              --
2005                  --              --         --           --           --     --             --      --              --
2004                  --              --         --           --           --     --             --      --              --
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL I
2007                  941          $2.30  to  $2.41       $2,100        1.10%     1.00%   to  1.85%  (17.90%)    to  (18.60%)
2006                  1,065        $2.80  to  $2.96       $2,898        1.10%     1.00%   to  1.85%   36.68%     to   35.52%
2005                  1,136        $2.05  to  $2.18       $2,271        1.19%     1.00%   to  1.85%   15.89%     to   14.92%
2004                  1,201        $1.77  to  $1.90       $2,082        1.73%     1.00%   to  1.85%   35.06%     to   33.92%
2003                  525          $1.31  to  $1.42         $696           --     1.00%   to  1.85%   31.00%     to   42.00%(4)
---------------------------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL II
2007                  3,433        $1.01  to  $1.71       $5,835        0.92%     1.05%   to  2.20%  (18.14%)    to  (19.08%)
2006                  2,928        $1.23  to  $2.11       $6,148        1.00%     1.05%   to  2.20%   24.39%(14) to   34.68%
2005                  2,828        $1.59  to  $1.57       $4,462        1.18%     1.15%   to  2.20%   15.42%     to   14.23%
2004                  1,311        $1.38  to  $1.37       $1,803        0.77%     1.15%   to  2.20%   38.80%(9)  to   37.83%(9)
2003                  --              --         --           --           --     --             --      --              --
---------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2007                  56,589       $1.26  to  $2.17     $113,660        0.80%     1.05%   to  2.20%   15.09%     to   13.77%
2006                  46,575       $1.09  to  $1.91      $84,164        0.44%     1.05%   to  2.20%    9.50%(14) to   34.19%
2005                  26,574       $1.45  to  $1.42      $36,841        0.69%     1.15%   to  2.20%   20.14%     to   18.89%
2004                  9,988        $1.21  to  $1.20      $11,135        0.16%     1.15%   to  2.20%   21.23%(9)  to   20.38%(9)
2003                  3,742        $1.04  to  $0.52       $3,311        0.14%     1.40%   to  1.60%   46.48%     to   48.57%
---------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2007                  66,995       $1.05  to  $1.36      $92,330           --     1.05%   to  2.20%    4.28%     to    3.08%
2006                  39,559       $1.00  to  $1.32      $54,125        0.20%     1.05%   to  2.20%    0.44%(14) to    5.53%
2005                  29,810       $1.27  to  $1.25      $38,709           --     1.15%   to  2.20%    9.98%     to    8.84%
2004                  9,792        $1.16  to  $1.15      $11,758           --     1.15%   to  2.20%   16.98%(9)  to   16.17%(9)
2003                  1,322        $1.33  to  $1.01       $1,494           --     1.40%   to  1.60%   41.49%     to   40.28%
---------------------------------------------------------------------------------------------------------------------------


 416    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2007                  20,946       $1.15  to  $1.28      $25,887        2.19%     1.05%   to  2.20%    6.46%     to    5.26%
2006                  25,783       $1.08  to  $1.21      $29,992        2.29%     1.05%   to  2.20%    8.78%(14) to    9.71%
2005                  30,390       $1.13  to  $1.11      $31,846        2.06%     1.15%   to  2.20%    3.79%     to    2.70%
2004                  33,126       $1.08  to  $1.08      $33,485        2.04%     1.15%   to  2.20%    8.94%(9)  to    8.19%(9)
2003                  34,765       $0.95  to  $1.24      $32,657        1.62%     1.20%   to  1.80%   20.25%     to   24.00%(5)
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT C&B LG CAP VAL
2007                  7,620        $1.10  to  $1.25       $9,329        1.08%     1.05%   to  2.20%   (2.21%)    to   (3.34%)
2006                  4,510        $1.12  to  $1.30       $5,657        1.53%     1.05%   to  2.20%   12.43%(14) to   19.46%
2005                  4,339        $1.11  to  $1.09       $4,510        0.78%     1.15%   to  2.20%    1.93%     to    0.86%
2004                  4,564        $1.08  to  $1.08       $4,663        1.61%     1.15%   to  2.20%    8.68%(9)  to    7.92%(9)
2003                  4,325        $0.94  to  $1.30       $4,035        1.68%     1.20%   to  1.80%   23.68%     to   30.00%(5)
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT EQ INC
2007                  15,557       $1.13  to  $1.29      $21,663        1.48%     1.05%   to  2.20%    1.72%     to    0.54%
2006                  17,876       $1.12  to  $1.29      $24,591        1.54%     1.05%   to  2.20%   12.22%(14) to   16.01%
2005                  21,112       $1.13  to  $1.11      $24,863        1.46%     1.15%   to  2.20%    4.17%     to    3.10%
2004                  18,932       $1.08  to  $1.08      $21,530        1.64%     1.15%   to  2.20%    8.58%(9)  to    7.81%(9)
2003                  15,051       $1.05  to  $1.27      $15,686        1.60%     1.20%   to  1.80%   25.00%     to   27.00%(5)
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2007                  2,929        $1.18  to  $1.54       $3,326        0.01%     1.05%   to  2.20%   11.48%     to   10.22%
2006                  3,457        $1.06  to  $1.40       $3,509        1.73%     1.05%   to  2.20%    5.91%(14) to   18.19%
2005                  3,442        $1.20  to  $1.18       $2,929        1.95%     1.15%   to  2.20%    8.44%     to    7.29%
2004                  3,415        $1.11  to  $1.10       $2,687        0.23%     1.15%   to  2.20%   10.84%(9)  to   10.06%(9)
2003                  2,654        $0.73  to  $1.39       $1,925        0.31%     1.20%   to  1.80%   30.36%     to   39.00%(5)
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT LG CO CORE
2007                  2,288        $1.13  to  $1.14       $1,699           --     1.05%   to  2.20%    1.23%     to    0.07%
2006                  2,737        $1.11  to  $1.14       $2,015        0.68%     1.05%   to  2.20%   12.12%(14) to   13.12%
2005                  3,341        $1.03  to  $1.01       $2,143        0.56%     1.15%   to  2.20%   (3.36%)    to   (4.35%)
2004                  3,515        $1.06  to  $1.06       $2,336           --     1.15%   to  2.20%    7.38%(9)  to    6.63%(9)
2003                  3,213        $0.62  to  $1.24       $1,989           --     1.20%   to  1.80%   21.57%     to   24.00%(5)
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT LG CO GRO
2007                  61,269       $1.09  to  $1.12      $51,768           --     1.05%   to  2.20%    6.48%     to    5.26%
2006                  70,059       $1.02  to  $1.06      $55,372           --     1.05%   to  2.20%    3.29%(14) to    0.13%
2005                  69,394       $1.08  to  $1.06      $52,952        0.18%     1.15%   to  2.20%    4.49%     to    3.41%
2004                  54,368       $1.03  to  $1.02      $37,475           --     1.15%   to  2.20%    4.28%(9)  to    3.55%(9)
2003                  52,739       $0.66  to  $1.30      $34,570           --     1.20%   to  1.80%   24.53%     to   30.00%(5)
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT MONEY MKT
2007                  10,067       $1.06  to  $1.04      $11,274        4.86%     1.05%   to  2.20%    3.91%     to    2.71%
2006                  9,996        $1.02  to  $1.02      $10,765        4.31%     1.05%   to  2.20%    2.41%(14) to    2.15%
2005                  10,781       $1.01  to  $0.99      $11,261        2.53%     1.15%   to  2.20%    1.41%     to    0.35%
2004                  10,935       $1.00  to  $0.99      $11,367        0.68%     1.15%   to  2.20%   (0.18%)(9) to   (0.89%)(9)
2003                  14,638       $1.06  to  $0.99      $15,242        0.66%     1.20%   to  1.80%    0.00%     to   (1.00%)(5)
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2007                  10,497       $1.14  to  $1.47       $5,957           --     1.05%   to  2.20%   12.61%     to   11.32%
2006                  12,727       $1.02  to  $1.32       $6,434           --     1.05%   to  2.20%    2.08%(14) to   20.08%
2005                  14,211       $1.12  to  $1.10       $5,929           --     1.15%   to  2.20%    5.03%     to    3.94%
2004                  16,045       $1.06  to  $1.06       $6,389           --     1.15%   to  2.20%    8.95%(9)  to    8.18%(9)
2003                  16,745       $0.36  to  $1.49       $5,940           --     1.20%   to  1.80%   44.00%     to   49.00%(5)
---------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    417

                                                                                  FOR THE YEAR ENDED DEC. 31
                                       AT DEC. 31                 ---------------------------------------------------------
                      -------------------------------------------                   EXPENSE RATIO
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------

WF ADV VT TOTAL RETURN BOND
2007                  63,005       $1.09  to  $1.08      $79,204        4.55%     1.05%   to  2.20%    5.06%     to    3.86%
2006                  52,495       $1.04  to  $1.04      $63,183        4.42%     1.05%   to  2.20%    4.37%(14) to    1.57%
2005                  21,845       $1.04  to  $1.03      $26,184        3.70%     1.15%   to  2.20%    0.74%     to   (0.31%)
2004                  11,723       $1.04  to  $1.03      $14,553        3.39%     1.15%   to  2.20%    3.39%(9)  to    2.68%(9)
2003                  7,836        $1.30  to  $1.01      $10,043        4.21%     1.20%   to  1.80%    6.56%     to    1.00%(5)
---------------------------------------------------------------------------------------------------------------------------




    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

    (4) New price level operations commenced on Jan. 29, 2003.


    (5) New price level operations commenced on March 3, 2003.


    (6) New price level operations commenced on April 7, 2003.


    (7) New price level operations commenced on April 14, 2003.


    (8) New price level operations commenced on Dec. 8, 2003.


    (9) New price level operations commenced on April 30, 2004.


   (10) New price level operations commenced on June 1, 2004.


   (11) New price level operations commenced on Feb. 25, 2005.


   (12) New price level operations commenced on March 17, 2006.


   (13) New price level operations commenced on April 28, 2006.


   (14) New price level operations commenced on May 1, 2006.


   (15) New price level operations commenced on May 1, 2007.



 418    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2007 and 2006, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modification or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2008



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2007          2006

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2007, $21,020;
  2006, $25,289)                                                          $20,792       $24,995
  Common and preferred stocks, at fair value (cost: 2007 and 2006,
  $30)                                                                         29            31
Commercial mortgage loans, at cost (less allowance for loan losses:
2007, $16; 2006, $37)                                                       2,892         2,790
Policy loans                                                                  697           650
Trading securities and other investments                                       67           241
-------------------------------------------------------------------------------------------------
    Total investments                                                      24,477        28,707

Cash and cash equivalents                                                     973           160
Reinsurance recoverables                                                    1,290         1,137
Amounts due from brokers                                                      123             7
Other accounts receivable                                                     118            90
Accrued investment income                                                     252           301
Deferred acquisition costs                                                  4,429         4,411
Deferred sales inducement costs                                               511           452
Other assets                                                                  539           320
Separate account assets                                                    58,070        49,287
-------------------------------------------------------------------------------------------------
    Total assets                                                          $90,782       $84,872
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $26,977       $29,561
Policy claims and other policyholders' funds                                   91            89
Amounts due to brokers                                                        361           132
Deferred income taxes, net                                                    133            90
Other liabilities                                                             430           443
Separate account liabilities                                               58,070        49,287
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      86,062        79,602
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,031         2,021
Retained earnings                                                           2,842         3,455
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                           (116)         (168)
  Net unrealized derivative losses                                            (40)          (41)
-------------------------------------------------------------------------------------------------
Total accumulated other comprehensive loss                                   (156)         (209)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              4,720         5,270
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $90,782       $84,872
=================================================================================================



See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

REVENUES
Premiums                                                          $  485        $  533        $  521
Net investment income                                              1,555         1,657         1,786
Policy and contract charges                                        1,217         1,045           898
Other revenue                                                        255           189           127
Net realized investment gain                                          61            51            48
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,573         3,475         3,380
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     855           705           697
Interest credited to fixed accounts                                  850           968         1,020
Amortization of deferred acquisition costs                           470           356           316
Separation costs                                                      97           131           121
Other insurance and operating expenses                               781           637           585
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    3,053         2,797         2,739
-------------------------------------------------------------------------------------------------------
Pretax income                                                        520           678           641
Income tax provision                                                  99           192           182
-------------------------------------------------------------------------------------------------------
    Net income                                                    $  421        $  486        $  459
=======================================================================================================



See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   421       $   486       $   459
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                              523           404           356
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                             (828)         (813)         (727)
  Amortization of premium, net                                         70            75            83
  Deferred income taxes                                                83           123           122
  Contractholder and policyholder charges, non-cash                  (206)         (220)         (232)
  Net realized investment gains                                       (61)          (51)          (48)
  Net realized gain on trading securities and equity method
  investments in hedge funds                                           (1)          (16)          (24)
Change in operating assets and liabilities:
  Trading securities and equity method investments in hedge
  funds, net                                                          124           297           247
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 275           274           230
  Policy claims and other policyholders' funds                          2             3            19
  Reinsurance recoverables                                           (153)         (154)         (106)
  Other accounts receivable                                           (28)          (27)          (11)
  Accrued investment income                                            49            21            23
  Other assets and liabilities, net                                   (32)         (104)          (31)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             238           298           360
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               3,020         1,897         3,124
  Maturities, sinking fund payments and calls                       1,908         2,014         2,242
  Purchases                                                          (687)       (1,433)       (5,780)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                               473           519           653
  Purchases                                                          (504)         (441)         (543)
Change in policy loans, net                                           (47)          (36)          (17)
Change in amounts due to and from brokers, net                        113            97          (128)
Change in restricted cash                                              --            --           536
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                           4,276         2,617            87
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           1,093         1,267         1,532
  Net transfers to separate accounts                                  (50)         (307)          (13)
  Surrenders and other benefits                                    (3,838)       (3,688)       (2,126)
Other                                                                  (8)           --            --
Tax adjustment of share-based incentive employee compensation
plan                                                                    2             1            --
Capital contribution from Ameriprise Financial, Inc.                   --            --           650
Cash dividend to Ameriprise Financial, Inc.                          (900)         (300)         (380)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                              (3,701)       (3,027)         (337)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  813          (112)          110
Cash and cash equivalents at beginning of year                        160           272           162
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                          $   973       $   160       $   272
=======================================================================================================

Supplemental disclosures:
  Income taxes paid (received), net                               $    (4)      $    64       $    96
  Interest paid on borrowings                                          --             1            --


See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2007
(IN MILLIONS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2004                      $ 3         $1,370        $3,190          $ 341          $4,904
Other comprehensive loss:
  Net income                                        --             --           459             --             459
  Change in unrealized holding losses on
     securities, net                                --             --            --           (461)           (461)
  Change in unrealized derivative losses,
     net                                            --             --            --            (11)            (11)
                                                                                                         ------------
Total other comprehensive loss                      --             --            --             --             (13)
Capital contribution from Ameriprise
Financial, Inc.                                     --            650            --             --             650
Cash dividend to Ameriprise Financial, Inc.         --             --          (380)            --            (380)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                      $ 3         $2,020        $3,269          $(131)         $5,161
Other comprehensive income:
  Net income                                        --             --           486             --             486
  Change in unrealized holding losses on
     securities, net                                --             --            --            (77)            (77)
  Change in unrealized derivative losses,
     net                                            --             --            --             (1)             (1)
                                                                                                         ------------
Total other comprehensive income                    --             --            --             --             408
Tax adjustment of share-based incentive
employee compensation plan                          --              1            --             --               1
Cash dividend to Ameriprise Financial, Inc.         --             --          (300)            --            (300)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                      $ 3         $2,021        $3,455          $(209)         $5,270
Change in accounting principles                     --             --          (134)            --            (134)
Other comprehensive income:
  Net income                                        --             --           421             --             421
  Change in unrealized holding losses on
     securities, net                                --             --            --             52              52
  Change in unrealized derivative losses,
     net                                            --             --            --              1               1
                                                                                                         ------------
Total other comprehensive income                    --             --            --             --             474
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (900)            --            (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                          --              8            --             --               8
Tax adjustment of share-based incentive
employee compensation plan                          --              2            --             --               2
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2007                      $ 3         $2,031        $2,842          $(156)         $4,720
=====================================================================================================================




See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express is now complete.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation, including new income statement captions which are described in Note. 2. These reclassifications were made to enhance transparency and to better align the financial statement line captions with the key drivers of the business.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life did not change its revenue and expense recognition policies and the reclassifications did not result in any changes to consolidated net income or shareholder's equity. The following is a summary of the reclassifications made:

INCOME STATEMENT RECLASSIFICATIONS
- RiverSource Life reclassified the portion of 12b-1 fees identified as service fees on proprietary funds and marketing support type payments received from non-proprietary fund families for variable annuity and variable universal life products from other revenue to policy and contract charges to better align with industry standards.

- RiverSource Life reclassified premiums related to immediate annuities with life contingencies from interest credited to fixed accounts to premiums.

- RiverSource Life reclassified reinsurance premiums paid for universal life and variable universal life products from benefits, claims, losses and settlement expenses to policy and contract charges, where cost of insurance fees are reported.

- RiverSource Life reclassified benefit expenses related to immediate annuities with life contingencies from interest credited to fixed accounts to benefits, claims, losses and settlement expenses.

- RiverSource Life reclassified mortality and expense risk fees to policy and contract charges.

- RiverSource Life reclassified additional investment-related expenses from other insurance and operating expenses to net investment income.

The following tables show the impact of the new captions and the reclassifications made to RiverSource Life's previously reported Consolidated Statements of Income.

(IN MILLIONS)                                               DECEMBER 31, 2006           DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
                                                         REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  394        $  533        $  370        $  521
Net investment income                                      1,661         1,657         1,789         1,786
Policy and contract charges                                  637         1,045           577           898
Other revenue                                                636           189           489           127
Net realized investment gain                                  51            51            48            48
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           3,379         3,475         3,273         3,380
=============================================================================================================

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             521           705           496           697
Interest credited to fixed accounts                        1,052           968         1,111         1,020
Amortization of deferred acquisition costs                   356           356           316           316
Separation costs                                             131           131           121           121
Other insurance and operating expenses                       641           637           588           585
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              2,701         2,797         2,632         2,739
=============================================================================================================

Pretax income                                                678           678           641           641
Income tax provision                                         192           192           182           182
-------------------------------------------------------------------------------------------------------------
NET INCOME                                                $  486        $  486        $  459        $  459
=============================================================================================================



STATEMENT OF CASH FLOWS RECLASSIFICATIONS
RiverSource Life has reclassified certain prior year balances in the Consolidated Statements of Cash Flows.

- RiverSource Life previously classified transfers to and from the fixed account option within its variable annuity product as an operating activity in its Consolidated Statements of Cash Flows. RiverSource Life has reclassified these transfers as a financing activity in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments".

- RiverSource Life previously classified the net change in annuity policy loans as an operating activity and the net change in universal life policy loans as a financing activity. RiverSource Life has reclassified the net change in policy loans as an investing activity in accordance with the AICPA Audit and Accounting Guide: Life and Health Insurance Entities.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The effect of these reclassifications on prior year net cash flows related to operating, investing and financing activities is summarized below.

(IN MILLIONS)                                                           YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                           2006          2005
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, previous presentation          $   116        $ 437
Reclassification for annuity transfers                                        184          (68)
Reclassification for policy loans                                               4            3
Other reclassifications                                                        (6)         (12)
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, adjusted for these
reclassifications                                                         $   298        $ 360
=================================================================================================

Net cash provided by investing activities, previous presentation          $ 2,654        $ 104
Reclassification for policy loans                                             (36)         (17)
Other reclassifications                                                        (1)          --
-------------------------------------------------------------------------------------------------
Net cash provided by investing activities, adjusted for these
reclassifications                                                         $ 2,617        $  87
=================================================================================================

Net cash used in financing activities, previous presentation              $(2,882)       $(431)
Reclassification for annuity transfers                                       (184)          68
Reclassification for policy loans                                              32           14
Other reclassifications                                                         7           12
-------------------------------------------------------------------------------------------------
Net cash used in financing activities, adjusted for these
reclassifications                                                         $(3,027)       $(337)
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all VIEs for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2005. There were no consolidated VIEs as of December 31, 2007 and 2006.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt



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securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally obtained from third party pricing sources.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments in hedge funds and syndicated loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment and approximates fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life, DI and long term care ("LTC") insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance is used in order to limit losses, reduce exposure to large risks and provide additional capacity for future growth. To manage exposure to losses from reinsurer insolvencies, the financial condition of reinsurers is evaluated prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and ceded on a coinsurance basis the remaining 50% of the risk to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's LTC liabilities was $1.0 billion at December 31, 2007, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 is reinsured on a coinsurance basis.

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policy forms introduced in October 2007 in most states and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk on DI contracts sold on other policy forms. RiverSource Life also retains all risk of accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are



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significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market observable inputs to the extent available. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for changes in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (1) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (2) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

For derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings, generally as a component of net investment income.

For derivative financial instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The changes in fair value of the equity indexed annuity embedded derivatives are reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.



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FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2007, depending on year of issue, with an average rate of approximately 5.8%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on



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established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2007, with an average rate of 4.9%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2007, with an average rate of 4.2%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2007, depending on policy form, issue year and policy duration. Anticipated interest rates for DI were 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC vary by plan and were 5.4% at December 31, 2007 grading up to 6.8% or 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, policy and contract charges and other revenue.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans and policy loans; mark-to-market adjustment on trading securities and certain derivatives, including derivatives hedging variable annuity living benefits; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Other Revenue
Other revenue includes marketing support and administrative fees which are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Benefits, Claims, Losses and Settlement Expenses
Benefits, claims, losses and settlement expenses consist of amounts paid and changes in liabilities held for anticipated future benefit payments under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders along with costs to process and pay such amounts. Amounts are net of benefit payments recovered or



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expected to be recovered under reinsurance contracts. Benefits, claims, losses and settlement expenses also include amortization of DSIC.

Interest Credited to Fixed Accounts
Interest credited to fixed accounts represents amounts earned by contractholders and policyholders on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs associated with the sale of annuity and insurance products are deferred as DAC and amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation. The separation from American Express was completed in 2007.



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Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)"). SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements -- an amendment of ARB No. 51" ("SFAS 160"). SFAS 160 establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the Consolidated Balance Sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the Consolidated Statements of Income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life is currently evaluating the impact of SFAS 160 on its consolidated financial condition and results of operations.

In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1"). SOP 07-1 provided clarification on the definition of an investment company. In February 2008, the FASB decided to indefinitely defer the effective date of SOP 07-1. In May 2007, the FASB issued FASB Staff Position ("FSP") FASB Interpretation No. ("FIN") 46(R)-7, "Application of FIN 46(R) to Investment Companies" ("FSP 46(R)-7"). FSP 46(R)-7 is dependent upon clarification of the definition of an investment company as provided in SOP 07-1 and is effective upon the adoption of that SOP. With the deferral of SOP 07-1, RiverSource Life will defer the adoption of both SOP 07-1 and FSP 46(R)-7.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities -- Including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 gives entities the option to measure certain financial instruments and other items at fair value that are not currently permitted to be measured at fair value. The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes presentation and disclosure requirements. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. RiverSource Life did not adopt SFAS 159 for any of its existing eligible assets or liabilities and has no current plans to adopt SFAS 159 for any new financial instruments.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in



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SFAS 157 which will require retrospective application of SFAS 157. Any retrospective application will be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life adopted SFAS 157 effective January 1, 2008. As a result of adopting SFAS 157, RiverSource Life will record a cumulative effect after-DAC, DSIC and tax reduction to retained earnings of approximately $35 million related to adjusting the fair value of structured derivatives RiverSource Life uses to hedge its exposure to GMWB provisions. RiverSource Life initially recorded these derivatives in accordance with Emerging Issues Task Force Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities." SFAS 157 requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). On January 18, 2008, the FASB published for comment Proposed FSP FAS 157-c "Measuring Liabilities under FASB Statement No. 157" ("FSP 157-c"). FSP 157-c states that in the absence of a quoted price for the identical liability in an active market, a reporting entity may measure the fair value of its liability at the amount it would receive as proceeds if it were to issue that liability at the measurement date. FSP 157-c shall be applied on a prospective basis effective on the later of (a) the beginning of the period that includes the issuance date of the FSP or (b) the beginning of the period in which an entity initially applies SFAS 157. RiverSource Life is evaluating the impact that this proposed FSP will have on the valuation of its embedded derivatives. Any change to the valuation of RiverSource Life's embedded derivatives as a result of adopting SFAS 157 and FSP 157-c will be recorded in earnings as of the date of adoption. In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life will defer the adoption of SFAS 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million. The adoption of SOP 05-1, among other things, resulted in an increase to DAC and DSIC amortization in 2007.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2007 (IN MILLIONS)                            COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,870        $112          $(307)       $12,675
Mortgage and other asset-backed securities                  7,637          33            (84)         7,586
U.S. government and agencies obligations                      249           7             (1)           255
State and municipal obligations                               165           3             (6)           162
Foreign government bonds and obligations                       97          15             --            112
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     21,020         170           (398)        20,792
Common and preferred stocks                                    30          --             (1)            29
-------------------------------------------------------------------------------------------------------------
Total                                                     $21,050        $170          $(399)       $20,821
=============================================================================================================




 (a) Includes unconsolidated collateralized debt obligations.

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $15,312        $158          $(330)       $15,140
Mortgage and other asset-backed securities                  9,398          27           (175)         9,250
U.S. government and agencies obligations                      295          13             (5)           303
State and municipal obligations                               165           4             (4)           165
Foreign government bonds and obligations                      117          18             --            135
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289         220           (514)        24,995
Common and preferred stocks                                    30           1             --             31
-------------------------------------------------------------------------------------------------------------
Total                                                     $25,319        $221          $(514)       $25,026
=============================================================================================================



 (a) Includes unconsolidated collateralized debt obligations.

At December 31, 2007 and 2006, fixed maturity securities comprised approximately 85% and 87%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.3 billion and $1.2 billion of securities at December 31, 2007 and 2006, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2007                         DECEMBER 31, 2006
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATING (IN MILLIONS, EXCEPT               AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,854       $ 7,815          38%        $ 9,638       $ 9,497          38%
AA                                           2,046         2,029          10           2,229         2,197           9
A                                            3,973         3,938          19           4,893         4,832          19
BBB                                          5,586         5,514          26           6,831         6,782          27
Below investment grade                       1,561         1,496           7           1,698         1,687           7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $21,020       $20,792         100%        $25,289       $24,995         100%
==========================================================================================================================



At December 31, 2007 and 2006, approximately 45% and 47%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,477         $(45)        $ 7,083        $(262)       $ 8,560        $(307)
Mortgage and other asset-backed
securities                                    888          (15)          4,219          (69)         5,107          (84)
U.S. government and agencies
obligations                                    --           --             154           (1)           154           (1)
State and municipal obligations                47           (4)             63           (2)           110           (6)
Foreign government bonds and
obligations                                    --           --               2           --              2           --
Common and preferred stock                     29           (1)             --           --             29           (1)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,441         $(65)        $11,521        $(334)       $13,962        $(399)
==========================================================================================================================



The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,362         $(19)        $ 9,514        $(311)       $10,876        $(330)
Mortgage and other asset-backed
securities                                    862           (5)          6,616         (170)         7,478         (175)
U.S. government and agencies
obligations                                     5           --             214           (5)           219           (5)
State and municipal obligations                 3           --              81           (4)            84           (4)
Foreign government bonds and
obligations                                    --           --               3           --              3           --
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,232         $(24)        $16,428        $(490)       $18,660        $(514)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2007:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE
----------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE TO    NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED
AMORTIZED COST           SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES
----------------------------------------------------------------------------------------------------------
95% -- 100%                  164         $2,015         $(25)          486         $10,169        $(180)
90% -- 95%                    31            305          (22)           48             811          (57)
80% -- 90%                     4            121          (18)           32             461          (66)
less than 80%                  1             --           --            10              80          (31)
----------------------------------------------------------------------------------------------------------
  Total                      200         $2,441         $(65)          576         $11,521        $(334)
==========================================================================================================

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)                     TOTAL
----------------------------------------------------------------
                                                        GROSS
RATIO OF FAIR VALUE TO    NUMBER OF       FAIR       UNREALIZED
AMORTIZED COST           SECURITIES       VALUE        LOSSES
----------------------------------------------------------------
95% -- 100%                  650         $12,184        $(205)
90% -- 95%                    79           1,116          (79)
80% -- 90%                    36             582          (84)
less than 80%                 11              80          (31)
----------------------------------------------------------------
  Total                      776         $13,962        $(399)
================================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates and credit spreads across asset classes. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. The securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the consumer products, financial and home building industries. The total gross unrealized loss related to the home building industry was $28 million. The securities with a fair value to cost of less than 80% primarily relate to the financial and home building industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $14 million. The securities related to this issuer have a fair value to amortized cost ratio of 88% and have been in an unrealized loss position for more than 12 months. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2007.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's total mortgage and asset backed exposure at December 31, 2007 was $7.6 billion which included $4.1 billion of residential mortgage backed securities and $2.7 billion of commercial mortgage backed securities. At December 31, 2007, residential mortgage backed securities included $3.5 billion of agency-backed securities, $0.4 billion of Alt-A securities, and $0.2 billion of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. While overall delinquencies in the market continue to deteriorate, most of these positions are performing in-line or better than their vintage. With regard to asset backed securities, RiverSource Life's exposure at December 31, 2007 was $0.8 billion, which included $115 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $38, $63 and $261,
respectively                                                       $ 70          $(116)        $(485)
Reclassification of realized gains, net of tax of $16, $17
and $17, respectively                                               (28)           (33)          (32)
DAC, net of tax of $5, $15 and $28, respectively                     (7)            29            53
DSIC, net of tax of nil, $2 and $5, respectively                     (1)             3             8
Fixed annuity liabilities, net of tax of $11, $22 and $3,
respectively                                                         18             40            (5)
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $ 52          $ (77)        $(461)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2007 were as follows:

                                                                         AMORTIZED       FAIR
(IN MILLIONS)                                                              COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $ 1,272       $ 1,277
Due after one year through five years                                       5,567         5,537
Due after five years through 10 years                                       5,339         5,186
Due after 10 years                                                          1,203         1,204
-------------------------------------------------------------------------------------------------
                                                                           13,381        13,204
Mortgage and other asset-backed securities                                  7,637         7,586
Structured investments                                                          2             2
Common and preferred stocks                                                    30            29
-------------------------------------------------------------------------------------------------
Total                                                                     $21,050       $20,821
=================================================================================================



The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Sales                                                             $3,020        $ 1,897       $ 3,124
Maturities, sinking fund payments and calls                        1,908          2,014         2,242
Purchases                                                           (687)        (1,433)       (5,780)


Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                    $ 64          $ 60          $108
Gross realized losses from sales                                    (20)          (10)          (39)
Other-than-temporary impairments                                     (4)           --           (19)



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The $4 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007. The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2007 and 2006, bonds carried at $7 million and $18 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans and syndicated loans at December 31:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,908        $2,827
Less: allowance for loan losses                                              (16)          (37)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,892        $2,790
=================================================================================================

Syndicated loans                                                          $   62        $  112
Less: allowance for loan losses                                               (4)           (4)
-------------------------------------------------------------------------------------------------
Net syndicated loans                                                      $   58        $  108
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2007 and 2006, RiverSource Life had not recorded any investment in impaired commercial mortgage loans. RiverSource Life did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2007, 2006 and 2005.

The balances of and changes in the allowance for loan losses were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                               $ 37           $41           $45
Provision for loan losses                                           (21)           --            --
Foreclosures, write-offs and loan sales                              --            (4)           (4)
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                             $ 16           $37           $41
=======================================================================================================



In 2007, RiverSource Life recorded a $21 million decrease to the allowance for loan losses on commercial mortgage loans.

Concentrations of credit risk of commercial mortgage loans by region at December 31 were:

(IN MILLIONS)                                                     2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                   SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Atlantic                                                  $  922         $ 22         $  859          $40
North Central                                                687           33            739           22
Pacific                                                      461           21            397           15
Mountain                                                     343            9            298           13
South Central                                                298            8            337            2
New England                                                  197            8            197            2
-------------------------------------------------------------------------------------------------------------
                                                           2,908          101          2,827           94
Less: allowance for loan losses                              (16)          --            (37)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,892         $101         $2,790          $94
=============================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type at December 31 were:

(IN MILLIONS)                                                     2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                 SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Office buildings                                          $  874         $ 12         $  962          $ 4
Shopping centers and retail                                  860           66            718           71
Apartments                                                   419            8            470            2
Industrial buildings                                         510            9            458           12
Hotels and motels                                             78           --             89            4
Medical buildings                                             42           --             45           --
Mixed use                                                     52            1             44           --
Other                                                         73            5             41            1
-------------------------------------------------------------------------------------------------------------
                                                           2,908          101          2,827           94
Less: allowance for loan losses                              (16)          --            (37)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,892         $101         $2,790          $94
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2007 and 2006 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,187        $1,409        $1,461
Income on commercial mortgage loans                                  173           181           197
Trading securities and other investments                             213            86           156
-------------------------------------------------------------------------------------------------------
                                                                   1,573         1,676         1,814
Less: investment expenses                                             18            19            28
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,555        $1,657        $1,786
=======================================================================================================



Net realized investment gains for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $40           $50           $50
Commercial mortgage loans                                            --             1            (2)
Reduction in the allowance for loan losses                           21            --            --
-------------------------------------------------------------------------------------------------------
  Total                                                             $61           $51           $48
=======================================================================================================



5.  VARIABLE INTEREST ENTITIES

During the year ended December 31, 2005, RiverSource Life consolidated two secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. The SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. There is no remaining exposure to these SLTs as a result of their liquidations.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,411        $4,036        $3,638
Impact of SOP 05-1 at adoption                                      (204)           --            --
Capitalization of acquisition costs                                  704           687           633
Amortization, excluding impact of annual third quarter
changes in DAC-related assumptions                                  (454)         (394)         (383)
Amortization, impact of annual third quarter changes in DAC-
related assumptions                                                  (16)           38            67
Impact of changes in net unrealized securities losses (gains)        (12)           44            81
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,429        $4,411        $4,036
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $452          $370          $303
Impact of SOP 05-1 at adoption                                      (11)           --            --
Capitalization of sales inducements                                 124           126            94
Amortization                                                        (53)          (48)          (40)
Impact of changes in net unrealized securities losses (gains)        (1)            4            13
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $511          $452          $370
=======================================================================================================



7.  LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2007 and 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2007 and 2006.

8.  VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. RiverSource Life has established additional liabilities for the variable annuity death benefits, GMIB provisions and for life contingent benefits associated with GMWB provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the client can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the policyholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                                   2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF PREMIUM:
                                                              Total contract value                         $25,804       $17,418
                                                              Contract value in separate accounts          $23,892       $15,859
                                                              Net amount at risk(2)                        $    26       $    13
                                                              Weighted average attained age                     60            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR RESET:
                                                              Total contract value                         $20,231       $23,544
                                                              Contract value in separate accounts          $17,617       $20,058
                                                              Net amount at risk(2)                        $   167       $   227
                                                              Weighted average attained age                     60            61
------------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                                   2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR RATCHET:
                                                              Total contract value                         $ 7,908       $ 6,729
                                                              Contract value in separate accounts          $ 7,143       $ 5,902
                                                              Net amount at risk(2)                        $    81       $    26
                                                              Weighted average attained age                     61            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR RATCHET:
                                                              Total contract value                         $ 1,211       $   907
                                                              Contract value in separate accounts          $ 1,163       $   870
                                                              Net amount at risk(2)                        $     1       $    --
                                                              Weighted average attained age                     58            57
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                                              Total contract value                         $   693       $   586
                                                              Contract value in separate accounts          $   639       $   530
                                                              Net amount at risk(2)                        $    12       $    11
                                                              Weighted average attained age                     65            64
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                                              Total contract value                         $   950       $   811
                                                              Contract value in separate accounts          $   873       $   730
                                                              Net amount at risk(2)                        $    80       $    62
                                                              Weighted average attained age                     62            62
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                                              Total contract value                         $   927       $   928
                                                              Contract value in separate accounts          $   859       $   853
                                                              Net amount at risk(2)                        $    18       $    14
                                                              Weighted average attained age                     62            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:
                                                              Total contract value                         $ 5,104       $ 4,791
                                                              Contract value in separate accounts          $ 4,980       $ 4,761
                                                              Benefit amount in excess of account
                                                              value                                        $    22       $    --
                                                              Weighted average attained age                     62            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                                              Total contract value                         $ 7,958       $ 2,396
                                                              Contract value in separate accounts          $ 7,685       $ 2,349
                                                              Benefit amount in excess of account
                                                              value                                        $    33       $    --
                                                              Weighted average attained age                     62            63
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMAB:
                                                              Total contract value                         $ 2,260       $ 1,350
                                                              Contract value in separate accounts          $ 2,205       $ 1,340
                                                              Benefit amount in excess of account
                                                              value                                        $     3       $    --
                                                              Weighted average attained age                     55            55
------------------------------------------------------------------------------------------------------------------------------------


 (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.
 (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

 For the year ended December 31, 2007, additional liabilities (assets) and incurred claims were:

(IN MILLIONS)                                           GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1                      $26           $ 5          $(12)          $(5)
Reported claims                                               3             2            --            --
Liability balance at December 31                             24             3           136            33
Incurred claims (sum of reported and change in
liability (assets))                                           1            --           148            38


 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                           GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                              $16           $ 4          $  9           $ 1
Reported claims                                               8            --            --            --
Liability (asset) balance at December 31                     26             5           (12)           (5)
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                                18             1           (21)           (6)
------------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in benefits, claims, losses and settlement expenses.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $14,382       $16,841
Equity indexed annuities accumulated host values                              253           267
Equity indexed annuities embedded derivative                                   53            50
Variable annuities fixed sub-accounts                                       5,419         5,975
GMWB variable annuity guarantees                                              136           (12)
GMAB variable annuity guarantees                                               33            (5)
Other variable annuity guarantees                                              27            31
-------------------------------------------------------------------------------------------------
  Total annuities                                                          20,303        23,147
Variable universal life ("VUL")/universal life ("UL") insurance             2,568         2,562
Other life, DI and LTC insurance                                            4,106         3,852
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             26,977        29,561
Policy claims and other policyholders' funds                                   91            89
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $27,068       $29,650
=================================================================================================



Separate account liabilities as of December 31 consisted of the following:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $51,764       $43,515
VUL insurance variable sub-accounts                                         6,244         5,709
Other insurance variable sub-accounts                                          62            63
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $58,070       $49,287
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives were intended to be cash flow hedges of interest credited on forecasted sales rather than a hedge of inforce risk. These derivatives consisted of interest rate swaptions with a notional value of $0.8 billion and $1.2 billion at December 31, 2007 and 2006, respectively. Effective January 1, 2007, RiverSource Life removed the cash flow hedged designation from its swaptions because they were no longer considered highly effective. The fair value of these swaptions was $1 million and $2 million at December 31, 2007 and 2006, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to fixed accounts. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         NOTIONAL        FAIR        NOTIONAL        FAIR
(IN MILLIONS)                                             AMOUNT         VALUE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
Purchased options and futures                              $237           $43          $271           $40
Written options and futures                                 (58)           (1)          (67)           (1)



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The changes in fair values of these embedded derivatives are reflected in benefits, claims, losses and settlement expenses. The negative fair values for GMWB and GMAB at December 31, 2006 reflected that under conditions and expectations at that time, RiverSource Life believed the applicable fees charged for the rider would more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $7.2 billion at December 31, 2006 to $13.1 billion at December 31, 2007. The total value of variable annuity contracts with GMAB riders increased from $1.4 billion at December 31, 2006 to $2.3 billion at December 31, 2007. As a means of economically hedging its obligations under GMWB and GMAB provisions, RiverSource Life purchases equity put and call options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         NOTIONAL        FAIR        NOTIONAL        FAIR
(IN MILLIONS)                                             AMOUNT         VALUE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
Purchased options and futures                             $6,318         $338         $1,410         $171
Interest rate swaps                                          202            2            359           (1)
Sold equity futures                                         (202)          --           (111)          --


Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                           $15          $ 66          $ 56
  State                                                               1             3             4
-------------------------------------------------------------------------------------------------------
Total current income tax                                             16            69            60
Deferred federal income tax                                          83           123           122
-------------------------------------------------------------------------------------------------------
Income tax provision                                                $99          $192          $182
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                   2007          2006          2005
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (10.3)        (6.5)         (9.4)
  State taxes, net of federal benefit                                0.1          0.3           0.4
  Foreign tax credit, net of addback                                (2.1)        (0.7)         (0.5)
  Taxes applicable to prior years                                   (3.7)         0.1           2.8
  Other, net                                                          --          0.1           0.1
-------------------------------------------------------------------------------------------------------
Income tax provision effective rate                                 19.0%        28.3%         28.4%
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's effective tax rate was 19.0% and 28.3% for the years ended December 31, 2007 and 2006, respectively. The decrease in the effective tax rate primarily reflects lower pretax income as well as higher levels of tax advantaged items, including dividends received deduction and foreign tax credits, relative to pretax income for the year ended December 31, 2007 as well as a $7 million tax benefit related to the finalization of the prior year tax return.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31 are reflected in the following table:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,212        $1,146
  Investment related                                                          29            75
  Net unrealized losses on Available-for Sale securities and
     derivatives                                                              87           115
  Tax credit carryforwards                                                    19            --
  Other                                                                       44            45
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,391         1,381

Deferred income tax liabilities:
  DAC                                                                      1,253         1,253
  DSIC                                                                       179           158
  Other                                                                       92            60
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,524         1,471
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                       $  133        $   90
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Additionally, RiverSource Life has $11.9 million in Alternative Minimum Tax
(AMT) and $6.9 million foreign tax credit carryforwards included in the deferred tax assets as of December 31, 2007. The AMT carryforward has no expiration and the foreign tax credit carryforward expires on December 31, 2026. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2007 and 2006.

Effective January 1, 2007, RiverSource Life adopted the provisions of FIN 48. The amount RiverSource Life recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN MILLIONS)                                                                      2007
-------------------------------------------------------------------------------------------
Balance at January 1                                                               $ 73
Additions based on tax positions related to the current year                         34
Additions for tax positions of prior years                                           16
Reductions for tax positions of prior years                                         (26)
-------------------------------------------------------------------------------------------
Balance at December 31                                                             $ 97
===========================================================================================



If recognized, approximately $27 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of January 1, 2007 and December 31, 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $11 million in interest and penalties for the year ended December 31, 2007. RiverSource Life had $10 million and ($1) million for the payment of interest and penalties accrued at January 1, 2007 and December 31, 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of RiverSource Life, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $35 million to $40 million in the next 12 months.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall



RiverSource Life Insurance Company

--------------------------------------------------------------------------------


examination of the American Express Company consolidated return, commenced an examination of the RiverSource Life's income tax returns for 1997 through 2002 in the third quarter of 2005. In the first quarter of 2007, the IRS expanded the period of the exam to include 2003 through 2004. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2005.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies and has added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only. For the twelve months ended December 31, 2007, RiverSource Life recorded a benefit of approximately $46 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                            $28          $(41)         $(248)
Net unrealized derivative gains (losses)                             --            (1)            (6)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                  $28          $(42)         $(254)
=======================================================================================================



11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $0.8 billion and $1.2 billion as of December 31, 2007 and 2006, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain from operations                                $  523        $  469        $  327
Statutory net income                                                 555           514           339
Statutory capital and surplus                                      2,820         3,258         2,942
-------------------------------------------------------------------------------------------------------



12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contractholders through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2007 and 2006, RiverSource Life received $97 million and $76 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2007, 2006 and 2005.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2007, $2 million in 2006 and $1 million in 2005.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2007, 2006 and 2005 were $3 million, $3 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2007, 2006 and 2005 were $2 million, $1 million and $1 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $909 million, $755 million and $725 million for 2007, 2006 and 2005, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

During 2007, RiverSource Life Insurance Company paid $900 million of cash dividends to Ameriprise Financial, a portion of which is considered extraordinary. During 2006, RiverSource Life Insurance Company paid $300 million of dividends to Ameriprise Financial, a portion of which is considered extraordinary. Prior to the payment of the extraordinary cash dividends, RiverSource Life Insurance Company made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends did not require prior notification and response from the Minnesota Department of Commerce. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life Insurance Company paid dividends to Ameriprise Financial of $380 million. During 2007, 2006 and 2005, RiverSource Life of NY paid cash dividends of $83 million, $25 million and $23 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other liabilities at December 31, 2007 and 2006 are nil and $1 million, respectively, payable to Ameriprise Financial for federal income taxes.

13.  REINSURANCE

At December 31, 2007, 2006 and 2005, traditional life and universal life insurance inforce aggregated $187.3 billion, $174.1 billion and $160.1 billion, respectively, of which $117.4 billion, $102.4 billion and $86.3 billion were reinsured at the respective year ends. Life insurance inforce is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums for the years ended December 31 is as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 621         $ 645         $ 643
Reinsurance assumed                                                    2             3             2
Reinsurance ceded                                                   (138)         (115)         (124)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 485         $ 533         $ 521
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $57 million, $55 million and $52 million of reinsurance ceded for the years ended December 31, 2007, 2006 and 2005, respectively.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Reinsurance recovered from reinsurers amounted to $126 million, $115 million and $106 million for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2007 and 2006, the total net fair values, excluding accruals, of derivative assets were $385 million and $212 million, respectively, and derivative liabilities were $9 million and $7 million, respectively. The net notional amount of derivatives as of December 31, 2007 was $7.3 billion, consisting of $7.6 billion purchased and $0.3 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate derivative products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales.

The following is a summary of net unrealized gains (losses) related to cash flow hedging activity, net of tax for the years ended December 31 as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding gains (losses), net of tax of $1, $2 and $5,
respectively                                                        $--           $(4)         $(10)
Reclassification of realized losses (gains), net of tax of
$1, $1 and $1, respectively                                           1             3            (1)
-------------------------------------------------------------------------------------------------------
Net change in unrealized derivative gains (losses)                  $ 1           $(1)         $(11)
=======================================================================================================



At December 31, 2007, RiverSource Life expects to reclassify approximately $4 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months as a result of the amortization of deferred expense related to interest rate swaptions that will be recorded in net investment income.

If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. Effective January 1, 2007, RiverSource Life removed the cash flow hedge designation from its swaptions because the swaptions were no longer highly effective. Accordingly, all changes in the fair value of the swaptions are recorded directly to earnings. The removal of the cash flow designation did not cause any amounts in accumulated other comprehensive income (loss) to be reclassified into earnings because the forecasted transactions being hedged are still likely to occur. There were no cash flow hedges for which hedge accounting was terminated for these reasons during 2006 or 2005. No hedge relationships were discontinued during the years ended December 31, 2007, 2006 and 2005 due to forecasted transactions no longer expected to occur according to the original hedge strategy.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 11 years and relates to forecasted fixed annuity sales. For the years ended December 31, 2007, 2006 and 2005, there were $2 million, $4 million and $2 million, respectively, in losses on derivative transactions or portions thereof that were ineffective as hedges excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                            PURCHASED      WRITTEN      PURCHASED      WRITTEN
-------------------------------------------------------------------------------------------------------------
Equity indexed annuities                                   $ 43           $(1)         $ 40           $(1)
GMWB and GMAB                                               340            --           170            --
-------------------------------------------------------------------------------------------------------------
Total                                                      $383           $(1)         $210           $(1)
=============================================================================================================



Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the Consolidated Balance Sheets related to these contracts.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to the GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2007, the remaining payments RiverSource Life is scheduled to make for these options total $313 million through December 31, 2022.

RiverSource Life earns fees from the management of equity securities in variable annuities and variable insurance. The amount of fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of RiverSource Life's fee revenues to the general performance of equity markets, RiverSource Life from time to time enters into various combinations of financial instruments such as equity market put and collar options that mitigate the negative effect on fees that would result from a decline in the equity markets.

Embedded Derivatives
The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and non-life contingent GMWB provisions which are also considered embedded derivatives. The fair value of the embedded derivatives for annuity related products are included in future policy benefits. The changes in fair value of the equity indexed annuity embedded derivatives are reflected in interest credited to fixed accounts. The changes in fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses. At December 31, 2007 and 2006, the total fair value of these instruments, excluding the host contract and a liability for life contingent GMWB benefits of $2 million and nil, respectively, was a net liability of $220 million and $33 million, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2007 and 2006, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments at December 31:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
values                                                    $80,946       $80,946       $75,336       $75,336
Commercial mortgage loans, net                              2,892         2,868         2,790         2,875
Other investments                                              58            59           108           112

FINANCIAL LIABILITIES
Net liabilities for which carrying values approximate
fair values                                               $   177       $   177       $   (10)      $   (10)
Fixed account reserves                                     18,622        18,077        21,626        20,981
Separate account liabilities                               51,764        49,388        43,516        41,623
-------------------------------------------------------------------------------------------------------------



FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values were based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status were estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value was estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2007 and 2006. If the fair value of the fixed annuities were realized, the write-off of DAC and DSIC would be $308 million and $422 million as of December 31, 2007 and 2006, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $6.3 billion and $5.8 billion as of December 31, 2007 and 2006, respectively, were estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of the DAC and DSIC associated with separate account liabilities of $2.5 billion and $2.3 billion as of December 31, 2007 and 2006, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2007 and 2006, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2007, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6318 F (5/08)

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource Variable Annuity Account

               Report of Independent Registered Public Accounting Firm dated April 24, 2008
               Statements of Assets and Liabilities for the year ended Dec. 31, 2007
               Statements of Operations for the year ended Dec. 31, 2007 Statements of Changes in Net Assets for the two years ended Dec. 31, 2007
               Notes to Financial Statements

          RiverSource Life Insurance Company

               Report of Independent Registered Public Accounting Firm dated April 24, 2008
               Consolidated Statements of Assets and Liabilities for the two years ended Dec. 31, 2007
               Consolidated Statements of Operations for the three years ended Dec. 31, 2007
               Consolidated Statements of Changes in Net Assets for the three years ended Dec. 31, 2007
               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as
     Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as
     Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No.

     333-69777 is herein incorporated by reference.

2.   Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit
     3.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2  Not applicable.

4.1  Form of Deferred Annuity Contract (form 43431) filed electronically as
     Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2  Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit
     4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3  Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit
     4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4 Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5  Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit
     Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7  Form of 8% Performance Credit Rider (form 240187), filed electronically as
     Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9  Form of Roth IRA Endorsement (form 272109) filed electronically as

     Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as
     Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit
     4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity

     Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21 Form of Annuity Endorsement (form 273566) filed electronically as Exhibit
     4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23 Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit
     4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24 Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit
     4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25 Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26 Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27 Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29 Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30 Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31 Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32 Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33 Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34 Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35 Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit
     4.35 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36 Form of Pre-election endorsement (form 273566) filed electronically as
     Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as
     Exhibit 4.37 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as
     Exhibit 4.38 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39 Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as Exhibit 4.39 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40 Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account's Initial Registration

     Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41 Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as
     Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as
     Exhibit 4.45 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46 Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47 Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48 Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit 4.48 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49 Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52 Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit
     4.52 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 43432) filed electronically as
     Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2 Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3 Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4 Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5 Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership is filed electronically herein.

8.3 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company is filed electronically herein.

8.6 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company is filed electronically herein.

8.7 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr.24, 2007 is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. andColumbia Mangement Distributors, Inc., dated April 2, 2007 is filed electronically herein.

8.12 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life

     Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company is filed electronically herein.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendment to this Registration Statement, dated August 30, 2007 filed as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777 is incorporated by reference.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                        Position and Offices
Name                  Principal Business Address*          With Depositor
----                  ---------------------------   ----------------------------
Gumer C. Alvero                                     Director and Executive
                                                    Vice President - Annuities

Timothy V. Bechtold                                 Director and President

Kent M. Bergene                                     Vice President - Affiliated
                                                    Investments

Walter S. Berman                                    Vice President and Treasurer

Richard N. Bush                                     Senior Vice President -
                                                    Corporate Tax

Pat H. Carey                                        Vice President-Fund Relations

Charles R. Caswell                                  Reinsurance Officer

Jim Hamalainen                                      Vice President - Investments

Michelle M. Keeley                                  Vice President - Investments

Timothy J. Masek                                    Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice
                                                    President and Chief Financial
                                                    Officer

Thomas W. Murphy                                    Vice President - Investments

Kevin E. Palmer                                     Director, Vice President and
                                                    Chief Actuary

Bridget M. Sperl                                    Director, Executive Vice
                                                    President - Client Service

David K. Stewart                                    Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Kentucky,Inc.       Kentucky
American Express Property Casualty Insurance Agency of Maryland,Inc.       Maryland
American Express Property Casualty Insurance Agency of Mississippi,Inc.    Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Capitive Insurance Company                                      Vermont
Ameriprise Capital Trust I                                                 Delaware
Ameriprise Capital Trust II                                                Delaware
Ameriprise Capital Trust III                                               Delaware
Ameriprise Capital Trust IV                                                Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Company                                               Wisconsin
Ameriprise Trust Company                                                   Minnesota
Boston Equity General Partner LLC                                          Delaware
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
IDS REO 1, LLC                                                             Minnesota
IDS REO 2, LLC                                                             Minnesota
Investors Syndicate Development Corporation                                Nevada
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets, Inc.                                                        Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource Service Corporation                                            Minnesota
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Threadneedle Asset Management Holdings Ltd.                                England

Item 27. Number of Contract owners

     As of Feb. 29, 2008 there were 31,548 nonqualified contracts and 35,480 qualified contracts of contract holders.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of

1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business       Positions and Offices with
          Address*                       Underwriter
---------------------------   ---------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice
                              President-Asset Management,
                              Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and Chief
                              Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and
                              President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474




Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                    NET UNDERWRITING
NAME OF PRINCIPAL     DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER            COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------------   ----------------   ---------------   -----------   ------------
RiverSource           $322,665,705           None            None          None
Distributors,
Inc.

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         829 Ameriprise Financial Center
         Minneapolis, MN 55402

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub.

               avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 200.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                            (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2008.

Signature                                 Title


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive
-------------------------------------   Vice President and
Brian J. McGrane                        Chief Financial Officer


/s/ Kevin E. Palmer*                    Director, Vice President and
------------------------------------    Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart

* Signed pursuant to Power of Attorney dated August 30, 2007 filed electronically as Exhibit (r)(1), to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777 and incorporated herein by reference, by:


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Assistant General Counsel and
Assistant Secretary

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 2
                    TO REGISTRATION STATEMENT No. 333-139760

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

   The prospectus for:

      RiverSource(R) Signature Variable Annuity
      RiverSource(R) Signature Select Variable Annuity

Part B.

   Combined Statement of Additional Information and Financial Statements for:

      RiverSource Variable Annuity Account

Part C.

   Other Information.

   The signatures.

   Exhibits.

                                  EXHIBIT INDEX

8.2 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership

8.5 Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company

8.6 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance

8.11 Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc., dated April 2, 2007

8.21 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company.

9.      Opinion of Counsel and Consent

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Select Variable Annuity.